As filed with the Securities and Exchange Commission on April 25, 2014

Registration Nos. 333-166995 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number:	☐
Post-Effective Amendment Number: 5	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 105	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐         immediately upon filing pursuant to paragraph (b) of Rule 485

☒       on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐         60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐         on (date) pursuant to paragraph (a)(1) of Rule 485

☐         75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐         This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity

May 1, 2014

Integrity Life Insurance Company

Separate Account I of Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract.  This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2014, has been filed with the SEC (file numbers 811-04844 and 333-166995).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary.  The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs).  This contract does not provide the tax advantages typically provided by an annuity contract.  The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Vanguard Variable Insurance Fund Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.  These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions.  You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit.  Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts

iShares® Core S&P 500 ETF

iShares® Core S&P Mid-Cap ETF

iShares® Core S&P Small-Cap ETF

iShares® S&P 500 Growth ETF

iShares® S&P 500 Value ETF

Vanguard® Dividend Appreciation Index Fund, ETF Shares

Vanguard® Large-Cap Index Fund, ETF Shares

Vanguard® Mega Cap Index Fund, ETF Shares

Fixed Income Subaccounts

iShares® Core Total U.S. Bond Market ETF

iShares® iBoxx $ High Yield Corporate Bond ETF

iShares® Intermediate Credit Bond ETF

iShares® TIPS Bond ETF

Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares

Vanguard® Short-Term Bond Index Fund, ETF Shares

Vanguard® Total Bond Market Index Fund, ETF Shares

Vanguard® Variable Insurance Fund Money Market Portfolio

International and Alternative Subaccounts

iShares® International Treasury Bond ETF

Vanguard® Developed Markets Index Fund, ETF Shares

Vanguard® Emerging Markets Stock Index Fund, ETF Shares

Vanguard® REIT Index Fund, ETF Shares

iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock.  Integrity’s variable annuities are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of Integrity’s variable annuities or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuities.

Vanguard is a trademark of The Vanguard Group, Inc.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights.  To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

TABLE OF CONTENTS

Page VI-
Glossary	5
Part 1 — Fees and Expense Tables and Summary of Contract	7
Fees and Expenses	7
Contract Owner Transaction Expenses	7
Separate Account Annual Expenses	7
Total Annual Fund Operating Expenses	7
Examples	9
Accumulation Unit Values	9
Summary of Contract	10
This Contract is an IRA	10
Parties to the Contract	10
Your Rights and Benefits	10
Investment Goals and Risks	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
Part 2 — Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account I	12
Subaccounts	13
Distribution of Variable Annuity Contracts	13
ETF Custodian	13
Changes in How We Operate	14
Part 3 — Your Investment Options	14
The Fund Families and the Funds	14
Static Asset Allocation Models	19
The Fixed Account	19
Part 4 — Deductions and Charges	20
Separate Account Charges	20
Fund Expenses	20
Withdrawal Charge	20
Reduction or Elimination of the Withdrawal Charge	21
Commission Allowance and Additional Payments to Distributors	21
Optional Benefit Charges	22
Tax Reserve	22
State Premium Tax	22
Part 5 — Terms of Your Variable Annuity	22
Purchasing the Contract	22
Premium Payments	23
Units in Our Separate Account	24
How We Determine Unit Value	24
Allocations and Transfers	25
Detrimental Effect of Trading on Unit Values	26
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	26
Withdrawals	26
Free Withdrawal Amount	27
Timing of Payment of a Withdrawal or Surrender	27
Assignments	28
Death Benefit	28
Spousal Continuation	29

Selecting and Changing Your Beneficiary	29
Filing Death Claims	30
Maturity Date and Annuity Option	30
Annuity Payments	31
How You Make Requests and Give Instructions	31
Part 6 — Optional Benefits	31
Guaranteed Lifetime Withdrawal Benefit	32
Lifetime Payout Amount (LPA)	32
Nonguaranteed Withdrawal	33
Other Important Facts about Withdrawals	34
GLWB Rider Charge	35
GLWB Investment Strategies	35
Allocations and Transfers for the GLWB	37
Withdrawal Protection for Required Minimum Distributions	37
Continuation of the Spousal GLWB at Owner’s Death	38
Guaranteed Payment Phase	38
Cancellation and Termination of Rider	38
Additional Rules	39
Additional Rules that Apply to the Spousal GLWB Rider	39
Should You Purchase the GLWB Rider	39
Examples	40
Part 7 — Voting Rights	40
How Fund Shares Are Voted	40
How We Determine Your Voting Shares	40
Part 8 — Tax Aspects of the Contract	40
Tax Status of the Contract	40
Types of IRAs	41
Rollovers and Transfers	42
Early Distributions	42
Required Minimum Distributions (RMD)	42
Inherited IRAs	43
Federal and State Income Tax Withholding	44
Tax Status of the Company	44
Transfers Among Subaccounts	44
Seek Tax Advice	44
Part 9 — Additional Information	45
Systematic Withdrawal Program	45
Income Plus Withdrawal Program	45
Choices Plus Required Minimum Distribution (RMD) Program	45
Systematic Transfer Program	46
Customized Asset Rebalancing Program	46
Legal Proceedings	47
Table of Contents of Statement of Additional Information	47
Appendices	48
Appendix A — Financial Information for Separate Account I of Integrity	48
Appendix B — Withdrawal Charge Examples	57
Appendix C — Illustrations of Guaranteed Lifetime Withdrawal Benefit	59

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-325-8583

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Vanguard Variable Insurance Fund Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date.  The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of Integrity Life Insurance Company.  Its assets are segregated from the General Account by Integrity and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account.  Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 — Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums(2)	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses (3), (4)	3.25%	2.55%

Total Annual Fund Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.07%                     Maximum: 0.50%

Details of the Fund operating expenses are on the next page.

(1) State premium taxes currently range from 0 to 1.0%.

(2) The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old.  See Part 4.

(3) Assessed daily on the Account Value in the Subaccounts.

(4) You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.  Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Gross annual Fund expenses(1) as a percentage of average net assets in each Fund:

Fund	Management Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses

Equity Subaccounts:
iShares Core S&P 500 ETF (2)	0.07%	0.00%	0.00%	0.00%	0.07%
iShares Core S&P Mid-Cap ETF (2), (3)	0.14%	0.00%	0.00%	0.01%	0.15%
iShares Core S&P Small-Cap ETF (2), (3)	0.14%	0.00%	0.00%	0.03%	0.17%
iShares S&P 500 Growth ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Large-Cap Index Fund, ETF Shares	0.08%	0.00%	0.02%	0.00%	0.10%
Vanguard Mega Cap Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%

Fixed Income Subaccounts:
iShares Core Total U.S. Bond Market ETF (2)	0.08%	0.00%	0.00%	0.00%	0.08%
iShares iBoxx $ High Yield Corporate Bond ETF (2)	0.50%	0.00%	0.00%	0.00%	0.50%
iShares Intermediate Credit Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares TIPS Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.09%	0.00%	0.03%	0.00%	0.12%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Total Bond Market Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Variable Insurance Fund Money Market Portfolio	0.13%	0.00%	0.03%	0.00%	0.16%

International and Alternative Subaccounts:
iShares International Treasury Bond ETF (2)	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Developed Markets Index, ETF Shares	0.06%	0.00%	0.04%	0.00%	0.10%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.07%	0.00%	0.08%	0.00%	0.15%
Vanguard REIT Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund.  We have not independently verified the information.  Current or future expenses may be more or less than those shown.  More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

(2)The iShares Trust’s investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.  The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000(5) in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual return may be higher or lower.

Highest Cost Example with Rider

The following example includes the maximum mortality and expense risk charge, administration charge withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge.  If the current GLWB Rider charge was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,092	$1,789	$2,403	$4,116

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$392	$1,189	$2,003	$4,116

Highest Cost Example without Rider

The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$935	$1,325	$1,641	$2,654

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$235	$725	$1,241	$2,654

Accumulation Unit Values

See Appendix A

(5) This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code.  The contract itself does not provide the tax advantages typically provided by a variable annuity.  The tax advantages available with this contract exist solely through the contract’s qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•                  Integrity Life Insurance Company - “We,” “our,” “us,” “the Company” and “Integrity” mean Integrity Life Insurance Company.

•                  Owner - “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•                  Annuitant - You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.  Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•                  Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”

•                  Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•                  Covered Person - A person covered under one of the GLWB Riders.  See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest your premiums in the Investment Options.  See Part 3.

•                  To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost).  See Part 6.

•                  To elect an Annuity Option.  See Part 5, section titled “Maturity Date and Annuity Option.”

•                  To name one or more beneficiaries to receive the Death Benefit.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”  If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Transfers among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Subaccounts invest in ETFs (except the Vanguard Variable Insurance Fund Money Market Portfolio), many of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.  Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.”  High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.  Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities.  Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market.  This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.  The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund.  The value of premiums allocated to the Subaccounts is not guaranteed.  Your Account Value also is subject to charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax.  See Part 4.

Your minimum Account Value is $2,000.  If the Account Value goes below the minimum Account Value and we have received no premiums from you for two years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to contribute additional premium if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges.  You bear the investment risk, as well as any fees and charges incurred, during the free look period.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your premium, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted.  In this case, we will pay you the income payments from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity’s parent company, has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under Ohio law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.  Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts.  Each Subaccount invests in shares of a Fund with the same name.  The Subaccounts available in this contract are listed in Part 3.  We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Vanguard Variable Insurance Fund Money Market Portfolio) invests in the shares of a distinct ETF.  Each ETF available through a Subaccount is a registered investment company.  ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc.  ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index.  The returns on the ETF shares will not precisely correlate with the performance of the index.  You cannot invest directly in an index.  You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.  These third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange.  Brokerage fees are paid by MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the Funds or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•                  operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus.  If you purchase one of the GLWB Riders, your Investment Options are limited.  See Part 6.

Each Subaccount invests in the shares of a distinct Fund.  Each Subaccount and its corresponding Fund share the same name.  The value of your Subaccount will vary with the performance of the corresponding Fund.  For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares® and The Vanguard Group, followed by a brief description of each Fund.  Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing.  There is no guarantee that a Fund will meet its investment objective.  For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

iShares®

iShares Trust is a registered investment company that consists of separate investment portfolios called Funds.  All the Funds listed below are ETFs.  BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section.  BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective.  Unlike many investment companies, the advisor does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.  BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund’s prospectus.  Unless otherwise indicated in the Fund description, each iShares Funds generally invests at least 90% of its assets in securities of the underlying index and in depositary receipts representing securities of the underlying index.  The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in its underlying index, but which BFA believes will help the Fund track its underlying index.

The Vanguard Group, Inc.

The Vanguard Group, Inc. is a family of investment companies.  Many of the investment companies offer ETF shares, including all those listed below, except Vanguard Variable Insurance Fund Money Market Portfolio.  Each corresponding Subaccount invests in the ETF share class.  The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares® Core S&P 500 ETF

The Fund seeks to track investment results of the S&P 500 ® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.  As of March 31, 2013, the index included approximately 78% of the market capitalization of all publicly traded U.S. securities.  The component stocks are weighted according to the float-adjusted market value of their outstanding shares.  The index consists of stocks from a broad range of industries.  Components primarily include financial, healthcare and information technology companies.

iShares® Core S&P Mid-Cap ETF

The Fund seeks to track investment results of the S&P MidCap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.  As of March 31, 2013, the index included approximately 8% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $1 billion and $4.4 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include financial, industrials and information technology companies.

iShares® Core S&P Small-Cap ETF

The Fund seeks to track the investment results of the S&P SmallCap 600® Index, which measures the performance of the small-capitalization sector of the U.S. equity market.  As of March 31, 2013, the index included approximately 3% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $300 million and $1.4 billion at time of entry, which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include consumer discretionary, financial, industrials and information technology companies.

iShares® S&P 500 Growth ETF

The Fund seeks to track investment results of the S&P 500® Growth Index, which measures the performance of the large-capitalization growth sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 51% of the market capitalization of the S&P 500 Index as of March 31, 2013.  Components primarily include consumer discretionary, healthcare, and information technology companies.

iShares® S&P 500 Value ETF

The Fund seeks to track investment results of the S&P 500® Value Index, which measures the performance of the large-capitalization value sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 49% of the market capitalization of the S&P 500 Index as of March 31, 2013.  Components primarily include energy, financial and industrial companies.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.  The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index.  The index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

iShares® Core Total U.S. Bond Market ETF

The Fund seeks to track investment results of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment grade bond market.  As of December 31, 2012, there were 8,079 issues in the index.  The index includes investment grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The index may include large-, mid-, or small-capitalization companies, and components primarily include mortgage-backed, pass-through and treasury securities, and industrial companies.  The components of the index, and the degree to which these components represent certain industries, may change over time. The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Certain types of securities in the index, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the index.  The index is market capitalization- weighted and the securities in the index are updated on the last business day of each month.

iShares® iBoxx $ High Yield Corporate Bond ETF

The Fund seeks to track investment results of the Markit iBoxx® USD Liquid High Yield Index, which is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider.  The index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.  The index is a modified market-value weighted index with a cap on each issuer of 3%.  Bonds in the index are selected using a rules-based criteria, as defined by the index provider.  There is no limit to the number of issues in the index, but as of December 31, 2012, the index included approximately 791 constituents.  The index may include large-, mid-, or small-capitalization companies, and components primarily include consumer services, financial, industrial and oil and gas companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Intermediate Credit Bond ETF

The Fund seeks to track investment results of the Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than 10 years.  As of December 31, 2012, there were 5,165 issues in the index.  The index may include large-, mid-, or small-capitalization companies, and components primarily include agency securities, and financial, industrial and utilities companies.  The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.  The index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than 10 years and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds).  The index is market-capitalization weighted, and the securities in the index are updated on the last business day of each month.

iShares® TIPS Bond ETF

The Fund seeks to track investment results of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”  TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”) and TIPS’ principal payments are adjusted according to changes in the CPI.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  The index includes all publicly issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  The index is market capitalization-weighted and the securities in the index are updated on the last calendar day of each month.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Corporate Bond Index.  This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which as of August 31, 2013, was 7.6 years.

Vanguard Short-Term Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index.  This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publically issued.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares

The Fund seeks to track the performance of a broad, market-weighted bond index.  The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index.  This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.  The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

Vanguard Variable Insurance Fund Money Market Portfolio

The portfolio (Fund) seeks to provide current income while maintaining liquidity and a stable share price of $1, although there is no guarantee that it will do so.  The portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities.  To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).  If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories.  The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.  The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

International and Alternative Funds:

iShares® International Treasury Bond ETF

The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.  As of September 30, 2013, the index included securities issued by the governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The index includes bonds having a remaining maturity greater than one year.  The Fund generally invests at least 80% of its assets in the securities of the index and in investments that provide substantially similar exposure to the securities in the index.

Vanguard Developed Markets Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific Region.  The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia and the Far East.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk.  The Index includes approximately 851 common stocks of companies located in emerging markets around the world.  As of October 31, 2013, the largest markets covered in the index were China, Brazil, Taiwan and South Africa.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs).  The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus.  See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then-available Funds in this annuity.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value.  The General Account is not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)

We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO.  That interest rate is guaranteed for that premium while in the STO period selected.  Available STO periods are six months or one year.  All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select.  You can invest in either the six-month or one-year STO at any one time, but not both.  We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.

The STO is available for new premiums only.  You cannot transfer from the Subaccounts into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.  If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 — Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•                  mortality and expense risk of 1.00%; and

•                  administration expense of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions.  The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC.  See Part 2, section titled “ETF Custodian.”  This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs.  Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense may also reimburse us for the costs of distribution of this variable annuity.  We expect to make a profit from the separate account charges.  The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.  Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium.

The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value.  The charge varies, depending upon the “age” of the premiums included in the withdrawal, that is, the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered to be gain first.  See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums.  A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Free Withdrawal Amount.”

We will not deduct a withdrawal charge from:

•        the Death Benefit; or

•      a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us.  Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

Integrity has agreements with some broker-dealer firms under which we pay varying amounts on premiums paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc., and The Huntington Investment Company.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option.  State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 80 at the time of application.

This contract must be issued as an IRA.  Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA.  See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract.  You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you.  The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract.  In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment.  You should not transfer from another annuity contract unless you determine that the transfer is right for you.  Please note that the person who sells you this contract generally will earn a commission on the sale.  You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$25,000
Minimum additional premium(6)	$1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan.  You can make additional premium payments at any time before age 80, or earlier if limited by the Tax Code.  For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, and thereafter.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code.  You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.  You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution.

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law.  You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select.  Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act.  Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

(6) If your contract was issued in the state of Oregon, you may make only a single initial premium.  Additional premiums are not allowed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office.  If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change.  See Part 5, section titled “Allocations and Transfers.”

All premiums are deemed received when they are received in Good Order to our Administrative Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units.  On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value.  The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount.  We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law.  The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount.  If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased.  If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased.  Units will remain outstanding until redeemed by a contract owner.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values.  We will put you in the same position you otherwise would have been in.  Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange.  Note that the ETF shares may trade at a discount from the net asset value of the ETF.  To value your Subaccount Units invested in the Vanguard Variable Insurance Fund Money Market Portfolio, we use the daily net asset value provided by Vanguard for the Money Market Portfolio.  In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day.  The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period.  We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract.  This allocation applies to your current investment, future premiums, and rebalancing.  In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO.  Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change.  A transfer between or among Subaccounts is an “allocation change.”  Here are the details:

•                  A 60-day waiting period applies after your initial allocation on the Contract Date.  This means you must wait 60 days after the contract is issued before you make an allocation change.

•                  A 60-day waiting period applies after any voluntary allocation change.  This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•                  The following allocation changes will not trigger the 60-day waiting period:

•                  automatic rebalancing;

•                  automatic transfers from the STO;

•                  reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

•                  automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider.  See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  You may also contact your sales representative to request a reallocation.  Each request for a reallocation or transfer must specify:

•              the contract number; and

•              the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed.  You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers.  We will honor telephone instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf.  Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.

If we receive your request in good order at our Administrative Office before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Administrative Office at or after 4:00 p.m. Eastern Time (or the close of the New

York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”  We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values.  We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market.  You cannot engage in intra-day trading of the ETFs available through the Subaccounts.  Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service.  We may reverse transactions made in violation of our market timing policies.  We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•                  Each withdrawal must be at least $250.

•                  Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office.  When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).  The amount you receive will be the amount you requested, less any applicable tax withholding.  Withdrawals are handled differently if you elect a GLWB Rider.  See Part 6.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium.  Your investment comes out first, beginning with the oldest premium first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer accept these arrangements, if you already have them in place, the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider.  See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefit.”

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year.  (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year.  Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium.  If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action for any period during which:

(1)         the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)         an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)         the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract.  Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income.  A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.              the Account Value on the Death Benefit Date; and

2.              your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge.  A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 / $80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.              The beneficiary may take a lump sum.  If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.              The beneficiary may defer for up to five years.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years.  Separate account charges will continue to apply.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              The beneficiary may treat the contract as an inherited IRA.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts.  Separate account charges will continue to apply.  The beneficiary must choose to receive the Death Benefit as either:

a)             an immediate annuity with a life contingency; or

b)             substantially equal payments over his or her life expectancy as defined by the Tax Code.  The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.  A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.”  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590.  You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner.  If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Subaccounts you have selected on a pro rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge.  When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

A same-sex surviving spouse is recognized as your legal spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation where the marriage occurred in a state that legally recognizes it.

The survivor of a civil union or domestic partnership is not recognized as your legal spouse under the Tax Code and the federal tax advantages of spousal continuation are not available.  The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship.  The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries.  The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death.  If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any.  If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend.  Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention.  You may wish to name a contingent beneficiary in case your spouse dies before you.  If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.  On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions, including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death.  As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations.  Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date.  You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date.  Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  For any annuity, the minimum payments must be at least $100.  If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead.  All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax.  The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain.  These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a non-guaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.

We currently offer the additional Annuity Options listed below; however, we may eliminate or change the non-guaranteed options available at any time:

•                  period-certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy.  The amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•                  period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date.  You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want.  If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change.  The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant’s age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 — Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge.  You may only elect a Rider at the time of application.  Benefits under a Rider will replace or supplement the standard contract benefits.  Charges for an optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.  You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect.  You are the covered person under the Individual GLWB Rider.  You and your spouse are the covered persons under the Spousal GLWB Rider.  If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider).  You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if you are age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date.  For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)       is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider).  The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date;

(B)       is the cumulative Deferral Percentage.  The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)       is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a one-time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date.  Your Benefit Base will be adjusted as follows:

1.              On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.              If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.              On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium.  Additional premiums received after the first Contract Year will not increase your Benefit Base.  They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining.  The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal

Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount.  The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal.  The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•                  Benefit Base = $100,000

•                  Account Value = $85,000

•                  LPA = $5,000

•                  One withdrawal is taken during the calendar year = $7,000

•                  Withdrawal taken after LPA Eligibility Date

•                  No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000).  The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA .

•                  A withdrawal charge may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived.  If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”  Following is an example of how a withdrawal charge may apply:

Assume:

Premium:	$40,000
Account Value before withdrawal:	$18,000
Withdrawal charge percentage applicable to premium:	6%
Lifetime Payment Amount:	$2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)

The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800.  The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA.  No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800.  Since the requested withdrawal exceeds the LPA, withdrawal charges will apply.  After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

•                  You may not take a withdrawal on your Contract Date.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

GLWB Rider Charge

The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts.  The charge is in addition to the separate account charges for the contract and reduces your Unit Values.  The charge varies depending on which GLWB Investment Strategy you choose.  The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 — Basic Allocation	0.60%	2.35%
Strategy 2 — Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%.  The maximum GLWB charge plus total separate account charges would be 3.25% for either GLWB Investment Strategy.

If we do increase the charge, we will give you prior written notice of each increase.  If you do not wish to accept an increase, you may elect to either

•                        cancel the Rider; or

•                        continue the Rider with a reduction in the Withdrawal Percentage of up to 1.00% as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT).

We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider.  (The LPA is adjusted downward — by the Spousal Factor of 90% — for the Spousal GLWB Rider instead of an additional charge.)

GLWB Investment Strategies

If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below.  Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy.  As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market.  You cannot eliminate this exposure even during periods of market volatility.  These investment strategies are designed for long-term investors seeking withdrawal guarantees.  (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment

Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the investment strategies available with the rider meet your investment objectives and risk tolerance.

GLWB Investment Strategy 1 — Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value.  You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

GLWB Investment Strategy 2 — Self Style Allocation

You may select one or more of the Subaccounts in one or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core Total U.S. Bond Market ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares Intermediate Credit Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard REIT Index Fund, ETF Shares
		Vanguard Variable Insurance Fund Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses.  You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary.  You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO.  Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected.  See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB

In addition to the allocation and transfer rules under the contract (See Part 5, section titled “Allocations and Transfers”), the following additional rules and limitations apply to your allocations and transfers:

•                  Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•                  Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•                  You cannot move from one GLWB Investment Strategy to another.

•                  In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model.  The reallocation will reset your Account Value to the required percentages for the new model.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•                  In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each Fund group.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal.  Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions

If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value.  We do not consider your other assets or distributions in making this calculation.  This is the RMD protected under the GLWB Riders, except if you elect the spousal rider and your spouse is more than 10 years younger than you.  In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached.  You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year.  In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws.  We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code.  You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death

Legally married spouses — If your covered spouse is recognized as your legal spouse under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death.  Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply.  See Part 5, section titled “Spousal Continuation.”

Civil Union or Domestic Partners — for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider.  Due to federal tax laws, however, not all terms of the contract can be applied.  If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA.  See Part 5, section titled “Death Benefit.”  All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code.  These restrictions are required by the Tax Code.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•                  Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•                  On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.)

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year.  (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.)  Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA.  The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below.  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.  We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider

You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary.  Upon termination of the Rider, the Rider charge will no longer be assessed.  All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.              for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.              the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.              the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.              on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.              the date you voluntarily elect an Annuity Option under the contract;

6.              the date you cancel the GLWB Rider; or

7.              the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules

The following additional rules apply if you elect a GLWB Rider:

•                  You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider.  In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•                  The Company may refuse to accept additional premiums on a nondiscriminatory basis at anytime.

•                  We may require proof that you (or your covered spouse) are living at any time.

•                  You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•                  Income Plus Withdrawal Program is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Customized Asset Rebalancing Program is not available.

•                  Systematic withdrawal of RMD only is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.              Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.              You must name your spouse as your sole primary beneficiary.

3.              You cannot add or change a spouse as a covered person.

4.              If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person.  If you subsequently remarry, you cannot add the new spouse.

5.              You must provide us with notice of the divorce or termination of marriage.

6.              Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse.  (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.              If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.              If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

9.              If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

Should You Purchase the GLWB Rider?

The addition of a GLWB Rider to your annuity contract may not be right for you.  For example:

(i)                   if you are purchasing the GLWB to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

(ii)                if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or

(iii)             if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.

At older ages, benefits paid may not exceed the charges associated with the rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 — Voting Rights

How Fund Shares Are Voted

Integrity is the legal owner of the Fund shares held by the Separate Account.  As a shareholder, we have the right to vote on certain matters with respect to the Funds.  Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract.  We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us.  Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust.  We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 — Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA.  If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code.  Investing in the ETF shares that are “publicly available,” i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements.  Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes.  However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS.  We believe this contract will meet those requirements, although there is no guarantee that this will be the case.  If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA.  An IRA can be in the form of a trust or custodial account or an annuity.  An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  The premiums may be deductible in whole or in part, depending on the individual’s income and whether the individual or spouse participates in an employer sponsored retirement plan.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates.  A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions.  IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs

Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees.  Employer premiums made to an employee’s SEP IRA cannot exceed the lesser of (1) 25% of the employee’s compensation, and (2) a limit specified in the Tax Code ($52,000 for 2014).  Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs

Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA.  An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer.  You may roll over, directly or indirectly, any eligible rollover distribution.  An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•                  any distribution that is part of a series of substantially equal payments made over your life expectancy;

•                  any distribution made for a specified period of 10 years or more;

•                  any distribution that is an RMD; or

•                  any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income.  This penalty is in addition to ordinary income tax.  Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.              the distribution is paid due to your death or disability;

2.              the distribution is the result of an Internal Revenue Service levy on the IRA;

3.              the distributions do not exceed your deductible medical expenses;

4.              you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.              a tax free rollover of the distribution is made;

6.              the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.              the distribution is used to cover certain qualified education expenses; or

8.              the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ .  The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit.  Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs.  Please note, however, that only the RMD as defined in the glossary one time each Contract Year is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  See Part 5, section titled “Death Benefit.”  The owner’s beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code.  If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of owner	Spouse	Nonspouse
Before Required Beginning Date

Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.

After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590.  Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

Integrity does not act as your tax or legal advisor.  This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts or IRAs.  Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.  Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to a withdrawal charge, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with a GLWB Rider.  See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½.  The Tax Code requires that you take minimum distributions beginning on or before

April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  As a convenience, we will calculate the amount of the withdrawals.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.  We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program.  You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically.  You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.  You will receive a confirmation notice after each rebalancing.  Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required.  See Part 6.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

400 Broadway

Cincinnati, OH  45201-3341

ATTN: Request SAI for Integrity VAROOM dated May 1, 2014

Appendix A

Financial Information for Separate Account I of Integrity

The table below shows the following data for the Subaccounts currently offered:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.  Product sales began January 3, 2011.

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

iShares Core S&P 500 ETF (3715)
Unit value at beginning of period	$28.69	$25.27	$24.95	$25.00	$25.00
Unit value at end of period	$37.45	$28.69	$25.27	$24.95
Units outstanding at end of period	9,227	7,135	6,119	0	12-21-10

iShares Core S&P 500 ETF – GLWB Investment Strategy 1 (3715E02)
Unit value at beginning of period	$28.33	$25.11	$24.95	$25.00	$25.00
Unit value at end of period	$36.76	$28.33	$25.11	$24.95
Units outstanding at end of period	226,901	249,609	198,035	0	12-21-10

iShares Core S&P 500 ETF – GLWB Investment Strategy 2 (3715E03)
Unit value at beginning of period	$28.22	$25.06	$24.95	$25.00	$25.00
Unit value at end of period	36.54	$28.22	$25.06	$24.95
Units outstanding at end of period	21,138	18,403	15,582	0	12-21-10

iShares Core S&P Mid-Cap ETF (3717)
Unit value at beginning of period	$27.72	$23.90	$24.87	$25.00	$25.00
Unit value at end of period	$36.41	$27.72	$23.90	$24.87
Units outstanding at end of period	6,023	5,385	3,684	0	12-21-10

iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 1 (3717E02)
Unit value at beginning of period	$27.38	$23.75	$24.87	$25.00	$25.00
Unit value at end of period	$35.74	$27.38	$23.75	$24.87
Units outstanding at end of period	65,945	74,933	59,028	0	12-21-10

iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 2 (3717E03)
Unit value at beginning of period	$27.26	$23.70	$24.87	$25.00	$25.00
Unit value at end of period	$35.52	$27.26	$23.70	$24.87
Units outstanding at end of period	7,961	7,178	6,773	0	12-21-10

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

iShares Core S&P Small-Cap ETF (3718)
Unit value at beginning of period	$27.88	$24.48	$24.74	$25.00	$25.00
Unit value at end of period	$38.87	$27.88	$24.48	$24.74
Units outstanding at end of period	5,251	3,257	2,019	0	12-21-10

iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 1 (3718E02)
Unit value at beginning of period	$27.53	$24.33	$24.73	$25.00	$25.00
Unit value at end of period	$38.16	$27.53	$24.33	$24.73
Units outstanding at end of period	31,044	37,461	29,360	0	12-21-10

iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 2 (3718E03)
Unit value at beginning of period	$27.42	$24.28	$24.73	$25.00	$25.00
Unit value at end of period	$37.92	$27.42	$24.28	$24.73
Units outstanding at end of period	4,082	3,795	3,366	0	12-21-10

iShares Core Total U.S. Bond Market ETF (3710)
Unit value at beginning of period	$27.04	$26.52	$25.10	$25.00	$25.00
Unit value at end of period	$26.04	$27.04	$26.52	$25.10
Units outstanding at end of period	5,246	7,680	7,883	0	12-21-10

iShares Core Total U.S. Bond Market ETF – GLWB Investment Strategy 1 (3710E02)
Unit value at beginning of period	$26.71	$26.35	$25.09	$25.00	$25.00
Unit value at end of period	$25.56	$26.71	$26.35	$25.09
Units outstanding at end of period	0	0	0	0	12-21-10

iShares Core Total U.S. Bond Market ETF – GLWB Investment Strategy 2 (3710E03)
Unit value at beginning of period	$26.60	$26.30	$25.09	$25.00	$25.00
Unit value at end of period	$25.40	$26.60	$26.30	$25.09
Units outstanding at end of period	20,141	17,921	13,258	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF (3713)
Unit value at beginning of period	$28.85	$26.33	$25.27	$25.00	$25.00
Unit value at end of period	$30.00	$28.85	$26.33	$25.27
Units outstanding at end of period	523	523	318	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 1 (3713E02)
Unit value at beginning of period	$28.49	$26.17	$25.27	$25.00	$25.00

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

Unit value at end of period	$29.45	$28.49	$26.17	$25.27
Units outstanding at end of period	0	0	0	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 2 (3713E03)
Unit value at beginning of period	$28.38	$26.11	$25.27	$25.00	$25.00
Unit value at end of period	$29.27	$28.38	$26.11	$25.27
Units outstanding at end of period	1,572	2,548	2,202	0	12-21-10

iShares Intermediate Credit Bond ETF (3711)
Unit value at beginning of period	$27.39	$26.04	$25.06	$25.00	$25.00
Unit value at end of period	$26.83	$27.39	$26.04	$25.06
Units outstanding at end of period	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF– GLWB Investment Strategy 1 (3711E02)
Unit value at beginning of period	$27.05	$25.88	$25.05	$25.00	$25.00
Unit value at end of period	$26.34	$27.05	$25.88	$25.05
Units outstanding at end of period	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF – GLWB Investment Strategy 2 (3711E03)
Unit value at beginning of period	$26.94	$25.83	$25.05	$25.00	$25.00
Unit value at end of period	$26.18	$26.94	$25.83	$25.05
Units outstanding at end of period	9,938	11,042	8,491	0	12-21-10

iShares International Treasury Bond ETF (3719)
Unit value at beginning of period	$26.59	$25.65	$25.72	$25.00	$25.00
Unit value at end of period	$25.85	$26.59	$25.65	$25.72
Units outstanding at end of period	1,068	627	436	0	12-21-10

iShares International Treasury Bond ETF – GLWB Investment Strategy 1 (3719E02)
Unit value at beginning of period	$26.27	$25.49	$25.72	$25.00	$25.00
Unit value at end of period	$25.37	$26.27	$25.49	$25.72
Units outstanding at end of period	45,011	38,331	27,160	0

iShares International Treasury Bond ETF – GLWB Investment Strategy 2 (3719E03)
Unit value at beginning of period	$26.16	$25.44	$25.72	$25.00	$25.00
Unit value at end of period	$25.22	$26.16	$25.44	$25.72
Units outstanding at end of period	701	1,533	1,340	0	12-21-10

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

iShares S&P 500 Growth ETF (3714)
Unit value at beginning of period	$28.70	$25.63	$24.96	$25.00	$25.00
Unit value at end of period	$37.49	$28.70	$25.63	$24.96
Units outstanding at end of period	3,369	1,024	663	0	12-21-10

iShares S&P 500 Growth ETF – GLWB Investment Strategy 1 (3714E02)
Unit value at beginning of period	$28.35	$25.47	$24.96	$25.00	$25.00
Unit value at end of period	$36.80	$28.35	$25.47	$24.96
Units outstanding at end of period	18,733	20,625	16,402	0	12-21-10

iShares S&P 500 Growth ETF – GLWB Investment Strategy 2 (3714E03)
Unit value at beginning of period	$28.23	$25.42	$24.96	$25.00	$25.00
Unit value at end of period	$36.57	$28.23	$25.42	$24.96
Units outstanding at end of period	332	612	609	0	12-21-10

iShares S&P 500 Value ETF (3716)
Unit value at beginning of period	$28.39	$24.46	$25.04	$25.00	$25.00
Unit value at end of period	$36.71	$28.39	$24.46	$25.04
Units outstanding at end of period	1,885	1,961	675	0	12-21-10

iShares S&P 500 Value ETF – GLWB Investment Strategy 1 (3716E02)
Unit value at beginning of period	$28.04	$24.31	$25.03	$25.00	$25.00
Unit value at end of period	$36.03	$28.04	$24.31	$25.03
Units outstanding at end of period	12,366	13,836	10,998	0	12-21-10

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

iShares S&P 500 Value ETF – GLWB Investment Strategy 2 (3716E03)
Unit value at beginning of period	$27.92	$24.25	$25.03	$25.00	$25.00
Unit value at end of period	$35.81	$27.92	$24.25	$25.03
Units outstanding at end of period	834	1,457	1,586	0	12-21-10

iShares TIPS Bond ETF (3712)
Unit value at beginning of period	$28.92	$27.63	$25.05	$25.00	$25.00
Unit value at end of period	$26.01	$28.92	$27.63	$25.05
Units outstanding at end of period	4,254	7,293	4,605	0	12-21-10

iShares TIPS Bond ETF– GLWB Investment Strategy 1 (3712E02)
Unit value at beginning of period	$28.57	$27.45	$25.05	$25.00	$25.00
Unit value at end of period	$25.54	$28.57	$27.45	$25.05
Units outstanding at end of period	0	0	0	0	12-21-10

iShares TIPS Bond ETF– GLWB Investment Strategy 2 (3712E03)
Unit value at beginning of period	$28.45	$27.39	$25.05	$25.00	$25.00
Unit value at end of period	$25.38	$28.45	$27.39	$25.05
Units outstanding at end of period	2,161	2,676	1,871	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares (3722)
Unit value at beginning of period	$25.24	$21.07	$25.25	$25.00	$25.00
Unit value at end of period	$30.28	$25.24	$21.07	$25.25
Units outstanding at end of period	1,255	822	613	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 1 (3722E02)
Unit value at beginning of period	$24.93	$20.94	$25.25	$25.00	$25.00
Unit value at end of period	$29.73	$24.93	$20.94	$25.25
Units outstanding at end of period	39,457	41,961	32,025	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 2 (3722E03)
Unit value at beginning of period	$24.83	$20.89	$25.24	$25.00	$25.00
Unit value at end of period	$29.54	$24.83	$20.89	$25.24
Units outstanding at end of period	4,652	3,018	2,086	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares (3720)

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

Unit value at beginning of period	$28.45	$26.06	$25.00	$25.00	$25.00
Unit value at end of period	$36.20	$28.45	$26.06	$25.00
Units outstanding at end of period	6,167	4,664	5,075	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 1 (3720E02)
Unit value at beginning of period	$28.10	$25.89	$24.99	$25.00	$25.00
Unit value at end of period	$35.53	$28.10	$25.89	$24.99
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 2 (3720E03)
Unit value at beginning of period	$27.99	$25.84	$24.99	$25.00	$25.00
Unit value at end of period	$35.31	$27.99	$25.84	$24.99
Units outstanding at end of period	13,751	21,318	16,918	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721)
Unit value at beginning of period	$23.91	$20.03	$25.67	$25.00	$25.00
Unit value at end of period	$22.37	$23.91	$20.03	$25.67
Units outstanding at end of period	1,397	2,405	1,348	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 1 (3721E02)
Unit value at beginning of period	$23.61	$19.91	$25.67	$25.00	$25.00
Unit value at end of period	$21.96	$23.61	$19.91	$25.67
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 2 (3721E03)
Unit value at beginning of period	$23.51	$19.86	$25.67	$25.00	$25.00
Unit value at end of period	$21.82	$23.51	$19.86	$25.67
Units outstanding at end of period	7,241	6,485	5,696	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723)
Unit value at beginning of period	$29.22	$26.87	$25.11	$25.00	$25.00
Unit value at end of period	$28.11	$29.22	$26.87	$25.11
Units outstanding at end of period	301	301	301	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3723E02)
Unit value at beginning of period	$28.86	$26.70	$25.10	$25.00	$25.00

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

Unit value at end of period	$27.59	$28.86	$26.70	$25.10
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3723E03)
Unit value at beginning of period	$28.74	$26.64	$25.10	$25.00	$25.00
Unit value at end of period	$27.42	$28.74	$26.64	$25.10
Units outstanding at end of period	664	798	753	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares (3724)
Unit value at beginning of period	$28.39	$24.98	$25.07	$25.00	$25.00
Unit value at end of period	$37.17	$28.39	$24.98	$25.07
Units outstanding at end of period	1,609	1,717	0	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3724E02)
Unit value at beginning of period	$28.04	$24.83	$25.07	$25.00	$25.00
Unit value at end of period	$36.49	$28.04	$24.83	$25.07
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3724E03)
Unit value at beginning of period	$27.93	$24.78	$25.07	$25.00	$25.00
Unit value at end of period	$36.26	$27.93	$24.78	$25.07
Units outstanding at end of period	7,889	11,655	10,587	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares (3725)
Unit value at beginning of period	$28.60	$25.20	$25.07	$25.00	$25.00
Unit value at end of period	$37.30	$28.60	$25.20	$25.07
Units outstanding at end of period	802	0	0	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3725E02)
Unit value at beginning of period	$28.25	$25.05	$25.07	$25.00	$25.00
Unit value at end of period	$36.62	$28.25	$25.05	$25.07
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3725E03)
Unit value at beginning of period	$28.13	$24.99	$25.07	$25.00	$25.00
Unit value at end of period	$36.39	$28.13	$24.99	$25.07
Units outstanding at end of period	393	445	252	0	12-21-10

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

Vanguard REIT Index Fund, ETF Shares (3726)
Unit value at beginning of period	$31.01	$26.89	$25.54	$25.00	$25.00
Unit value at end of period	$31.23	$31.01	$26.89	$25.54
Units outstanding at end of period	1,520	3,148	1,188	0	12-21-10

Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 1 (3726E02)
Unit value at beginning of period	$30.63	$26.72	$25.54	$25.00	$25.00
Unit value at end of period	$30.65	$30.63	$26.72	$25.54
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 2 (3726E03)
Unit value at beginning of period	$30.50	$26.67	$25.54	$25.00	$25.00
Unit value at end of period	$30.46	$30.50	$26.67	$25.54
Units outstanding at end of period	3,478	3,863	3,127	0	12-21-10

Vanguard Short-Term Bond Index Fund, ETF Shares (3729)
Unit value at beginning of period	$25.00	—	—	—	$25.00
Unit value at end of period	$24.60	$25.00
Units outstanding at end of period	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3729E02)
Unit value at beginning of period	$24.90	—	—	—	$25.00
Unit value at end of period	$24.35	$24.90
Units outstanding at end of period	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3729E03)
Unit value at beginning of period	$24.86	—	—	—	$25.00
Unit value at end of period	$24.26	$24.86
Units outstanding at end of period	0	0			5-1-12

Vanguard Total Bond Market Index Fund, ETF Shares (3727)
Unit value at beginning of period	$27.11	$26.38	$25.07	$25.00	$25.00
Unit value at end of period	$26.05	$27.11	$26.38	$25.07
Units outstanding at end of period	7,632	4,694	3,207	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 1 (3727E02)
Unit value at beginning of period	$26.78	$26.21	$25.07	$25.00	$25.00
Unit value at end of period	$25.58	$26.78	$26.21	$25.07

					Value and
					Inception
Subaccount	2013	2012	2011	2010	Date

Units outstanding at end of period	310,251	260,800	185,614	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 2 (3727E03)
Unit value at beginning of period	$26.67	$26.16	$25.07	$25.00	$25.00
Unit value at end of period	$25.42	$26.67	$26.16	$25.07
Units outstanding at end of period	27,492	27,692	20,435	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio (3728)
Unit value at beginning of period	$9.67	$9.83	$10.00	$10.00	$10.00
Unit value at end of period	$9.51	$9.67	$9.83	$10.00
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio – GLWB Investment Strategy 1 (3728E02)
Unit value at beginning of period	$9.55	$9.77	$9.99	$10.00	$10.00
Unit value at end of period	$9.34	$9.55	$9.77	$9.99
Units outstanding at end of period	0	0	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio – GLWB Investment Strategy 2 (3728E03)
Unit value at beginning of period	$9.51	$9.75	$9.99	$10.00	$10.00
Unit value at end of period	$9.28	$9.51	$9.75	$9.99
Units outstanding at end of period	486	430	0	0	12-21-10

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.              premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a premium.

Example Assumptions

Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the premium:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied.  It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•                  The Contract Date is June 27.

•                  The Owner’s age on Contract Date is 60 years.

•                  The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•                  A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•                  Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of February 10 (B)			As of June 27 (C)				As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage		Benefit Base	LPA	Additional Premium		Benefit Base after Additional Premium	Hypothetical Account Value (E)		Benefit Base after Step-Up		Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1 (F)									$100,000	(F)	$100,000	(F)	$99,625	$0		$0	$100,000
2	61	4.050	%(G)	$100,000	$4,050	$10,000	(H)	$110,000	$112,614		$112,614	(I)	$112,485	$0		$0	$112,614
3	62	4.150	% (J)	$112,614	$4,673	$0		$112,614	$116,985		$116,985		$117,755	$0		$0	$116,985
4	63	4.250	% (J)	$116,985	$4,972	$0		$116,985	$121,300		$121,300		$122,188	$0		$0	$121,300
5	64	4.350	% (J)	$121,300	$5,277	$0		$121,300	$119,745		$121,300		$120,719	$0		$0	$121,300
6	65	4.950	% (K)	$121,300	$6,004	$0		$121,300	$120,719		$121,300		$120,123	$6,004		$0	$121,300
7	66	4.950%		$121,300	$6,004	$0		$121,300	$109,554		$121,300		$110,171	$6,004		$0	$121,300
8	67	4.950%		$121,300	$6,004	$0		$121,300	$106,250		$121,300		$105,343	$6,004		$0	$121,300
9	68	4.950%		$121,300	$6,004	$0		$121,300	$99,338	(L)	$121,300		$99,982	$6,004	(L)	$0	$121,300
10	69	4.950%		$121,300	$6,004	$10,000	(L)	$121,300	$102,098	(L)	$121,300		$102,181	$6,004		$0	$121,300
11	70	4.950%		$121,300	$6,004	$0		$121,300	$97,138		$121,300		$97,727	$6,004		$0	$121,300
12	71	4.950%		$121,300	$6,004	$0		$121,300	$88,053		$121,300		$88,553	$6,004		$0	$121,300
13	72	4.950%		$121,300	$6,004	$0		$121,300	$84,200		$121,300		$83,647	$6,004		$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal		Benefit Base After Withdrawal
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780	(M)	$1,290	(M)	$120,010	(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940		$0		$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940		$0		$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940		$0		$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940		$0		$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940		$0		$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940		$0		$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940		$0		$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940		$0		$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940		$0		$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940		$0		$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940		$0		$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940		$0		$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940	(N)	$0		$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010

(A)   The covered person’s age for each year is as of January 1. Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)   In any year that an additional premium is added, it is assumed to be added on February 10. For purposes of this example, we selected February 10 as the assumed date of additional premium payments. Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)   Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)   Any withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)   The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)   The first calendar year begins on June 27, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).

Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available.  It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•     4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains.  The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•     187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)   Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%.  The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%). The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•     4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)   An additional premium of $10,000 is made during calendar year 2.  Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.

•     $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)    In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000).  In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)    Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%.  The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•     4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•     4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•     4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)   Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%.  The Age Based Percentage has changed to 4.50% because the covered person is now 65.  The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•     4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)   An additional premium of $10,000 is made during calendar year 10.  Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base.  All premiums received are immediately applied to the Account Value.  For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually.  In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27.  The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10.  The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760.  During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal.  That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•	$99,338	Account Value on June 27 of year 9
•	- $6,004	Withdrawal on October 8
•	+$10,000	Premium on February 10
•	- $1,236	Market experience
•	= $102,098	Account Value on June 27 of year 10

(M)  In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•     $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value [$78,981 - $6,004]) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•     $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)   In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•                  The Contract Date is August 8.

•                  The covered persons’ ages on Contract Date are: owner is 60 and spouse is 57.

•                  The Initial premium is $100,000; no additional premiums are paid.

•                  Withdrawals equal to LPA are taken in calendar years 4-13.

•                  A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•                  Full Account Value is withdrawn in calendar year 14.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)							As of August 8 (B)				As of October 8 (C)
	Covered Persons’							Hypothetical				Hypothetical			Adjusted		Benefit Base
Calendar	Ages		Withdrawal		Benefit			Account		Benefit Base		Account	Annual		Nonguaranteed		After
Year	Owner	Spouse	Percentage		Base	LPA		Value (D)		after Step-Up		Value (D)	Withdrawal		Withdrawal		Withdrawal

1 (E)								$100,000	(E)	$100,000	(E)	$99,625	$0		$0		$100,000
2	61	58	N/A		$100,000	N/A		$103,610		$103,610	(F)	$103,492	$0		$0		$103,610
3	62	59	N/A		$103,610	N/A		$106,597		$106,597		$107,299	$10,000	(G)	$10,000	(G)	$96,597	(G)
4	63	60	4.125	% (H)	$96,597	$3,586	(H)	$95,353		$96,597		$96,051	$3,586		$0		$96,597
5	64	61	4.125%		$96,597	$3,586		$90,616		$96,597		$91,354	$3,586		$0		$96,597
6	65	62	4.125%		$96,597	$3,586		$87,767		$96,597		$87,334	$3,586		$0		$96,597
7	66	63	4.125%		$96,597	$3,586		$80,398		$96,597		$80,850	$3,586		$0		$96,597
8	67	64	4.125%		$96,597	$3,586		$78,809		$96,597		$78,137	$3,586		$0		$96,597
9	68	65	4.125%		$96,597	$3,586		$74,550		$96,597		$75,033	$3,586		$0		$96,597
10	69	66	4.125%		$96,597	$3,586		$70,018		$96,597		$70,075	$3,586		$0		$96,597
11	70	67	4.125%		$96,597	$3,586		$67,154		$96,597		$67,561	$3,586		$0		$96,597
12	71	68	4.125%		$96,597	$3,586		$61,415		$96,597		$61,764	$3,586		$0		$96,597
13	72	69	4.125%		$96,597	$3,586		$59,341		$96,597		$58,952	$3,586		$0		$96,597
14	73	70	4.125%		$96,597	$3,586		$55,919		$96,597		$56,320	$56,320	(I)	N/A		$0
15	74	71	N/A		$0	$0		$0		$0		$0	$0		$0		$0

(A)                The covered persons’ ages for each year are as of January 1.  Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)         Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)         Any applicable withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals.  Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(D)        The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)         The first calendar year begins on August 8, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).  Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)          In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000).  In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)        In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                   $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                   $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)        January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available.  Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%.  Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%.  The Age Based Percentage (4.00%) is based on the age of the younger covered person.  The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•                   4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)            A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

THIS PAGE INTENTIONALLY LEFT BLANK.

To request a copy of the Statement of Additional Information for the Integrity VAROOM variable annuity dated May 1, 2014, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:	Address:

Phone:

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

VAROOM® and VAROOM® II Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2014.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into Service Agreements with IFS Financial Services, Inc., which is an affiliated company, and with WSLIC, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which is paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by Integrity was $7,386,802 in 2013, $5,692,708 in 2012, and $5,406,743 in 2011.  Touchstone Securities did not

retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain contracts (not including this Contract) issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  The only benefit related to Dynasty Trail that a sale of this Contract may have to the agent or firm is toward the qualifying amount of business with us.  This program may be changed.  The Dynasty Trail program will be phased out by the end of 2015.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

BB&T Investment Services, Inc.	Hancock Investment Services, Inc.
BOSC, Inc.	LPL Financial Corporation
Comerica Securities, Inc.	The Huntington Investment Company
CUSO Financial Services, L.P.	US Bancorp Investments
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the subaccounts.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

2

Investors should realize that a subaccount’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider was included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge.  One set also reflects the withdrawal charge.  The cost of the guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the subaccounts.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs during the owner’s lifetime.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2013, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policyholders dated March 3, 2000.  You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2013,
With Report of Independent Registered Public
Accounting Firm

Separate Account I
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2013

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of Integrity Life Insurance Company and

The Board of Directors of Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of Integrity Life Insurance Company (the Separate Account) (comprising the subaccounts listed in the accompanying statements of assets and liabilities) as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of Integrity Life Insurance Company at December 31, 2013, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the statements of changes in net assets for the year ended December 31, 2012 have been restated for certain subaccounts to correct an error in the classification of realized gains (losses). The investment income ratios within the financial highlights in the footnotes to the financial statements for the years ended December 31, 2012, 2011, 2010, and 2009 for certain subaccounts have also been restated to exclude realized gain distributions from the investment income ratios.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 25, 2014

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$886,903	$(1)	$886,902	$13.05	67,952
Touchstone Aggressive ETF (AnnuiChoice ®)	842,176	(1)	842,175	15.83	53,207
Touchstone Aggressive ETF (AnnuiChoice II)	702,196	—	702,196	18.90	37,156
Touchstone Aggressive ETF (GrandMaster flex3)	1,556,135	1	1,556,136	15.04	103,434
Touchstone Aggressive ETF (Grandmaster)	102,715	1	102,716	15.33	6,702
Touchstone Aggressive ETF (IQ Advisor Enhanced)	25,340	(1)	25,339	16.98	1,493
Touchstone Aggressive ETF (IQ Advisor Standard)	242,822	(1)	242,821	17.30	14,032
Touchstone Aggressive ETF (IQ Annuity)	6,825,917	(2)	6,825,915	15.18	449,539
Touchstone Aggressive ETF (Pinnacle)	457,278	(1)	457,277	15.33	29,838
Touchstone Aggressive ETF (Pinnacle IV)	764,465	1	764,466	15.18	50,345
Touchstone Aggressive ETF (Pinnacle Plus)	410,509	(2)	410,507	14.88	27,591
Touchstone Aggressive ETF (Pinnacle V)	2,323,876	(1)	2,323,875	18.54	125,323
Touchstone Baron Small Cap Growth (Pinnacle)	1,778,419	2	1,778,421	56.60	31,422
Touchstone Baron Small Cap Growth (Pinnacle IV)	1,577,846	—	1,577,846	31.14	50,668
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	213,438	(1)	213,437	56.87	3,753
Touchstone Baron Small Cap Growth (Pinnacle V)	1,720,039	2	1,720,041	17.04	100,966
Touchstone Baron Small Cap Growth (AdvantEdge)	649,210	(1)	649,209	18.80	34,531
Touchstone Baron Small Cap Growth (AnnuiChoice II)	594,909	1	594,910	20.69	28,752
Touchstone Baron Small Cap Growth (AnnuiChoice)	587,840	1	587,841	33.21	17,700
Touchstone Baron Small Cap Growth (GrandMaster flex3)	554,953	(1)	554,952	29.03	19,116
Touchstone Baron Small Cap Growth (Grandmaster)	429,996	(1)	429,995	26.39	16,296
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	6,673	1	6,674	29.05	230
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	219,652	—	219,652	29.64	7,410
Touchstone Baron Small Cap Growth (IQ Annuity)	3,468,301	—	3,468,301	31.50	110,088
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	39,131	—	39,131	19.01	2,058
Touchstone Baron Small Cap Growth (Pinnacle Plus)	291,164	2	291,166	30.16	9,652
Touchstone Conservative ETF (AdvantEdge)	423,258	—	423,258	12.26	34,529
Touchstone Conservative ETF (AnnuiChoice II)	1,378,627	3	1,378,630	14.05	98,125
Touchstone Conservative ETF (AnnuiChoice)	768,937	1	768,938	14.47	53,141
Touchstone Conservative ETF (GrandMaster flex3)	531,376	1	531,377	13.75	38,636
Touchstone Conservative ETF (Grandmaster)	152,023	2	152,025	14.01	10,851
Touchstone Conservative ETF (IQ Advisor Standard)	163,671	—	163,671	15.49	10,566
Touchstone Conservative ETF (IQ Annuity)	897,260	(2)	897,258	13.88	64,639
Touchstone Conservative ETF (Pinnacle)	192,558	2	192,560	14.01	13,744
Touchstone Conservative ETF (Pinnacle IV)	753,304	(2)	753,302	13.88	54,267
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	168,524	—	168,524	14.08	11,972
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	14,541	—	14,541	11.68	1,244
Touchstone Conservative ETF (Pinnacle Plus)	396,130	(1)	396,129	13.60	29,124
Touchstone Conservative ETF Fund (Pinnacle V)	6,209,566	—	6,209,566	13.79	450,450
Touchstone Core Bond (AdvantEdge)	188,286	—	188,286	12.19	15,451
Touchstone Core Bond (AnnuiChoice II)	210,711	1	210,712	13.19	15,974
Touchstone Core Bond (AnnuiChoice)	842,653	1	842,654	15.83	53,219
Touchstone Core Bond (GrandMaster flex3)	288,775	(1)	288,774	14.07	20,527
Touchstone Core Bond (Grandmaster)	1,541,892	1	1,541,893	13.55	113,803
Touchstone Core Bond (IQ Advisor Standard)	169,525	—	169,525	14.33	11,833
Touchstone Core Bond (IQ Annuity)	427,060	(2)	427,058	14.74	28,965
Touchstone Core Bond (Pinnacle)	595,057	(2)	595,055	14.37	41,412
Touchstone Core Bond (Pinnacle IV)	3,064,776	—	3,064,776	14.20	215,823
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	27,744	(1)	27,743	10.62	2,613
Touchstone Core Bond (Pinnacle Plus)	425,897	(1)	425,896	12.97	32,826
Touchstone Core Bond (PinnacleV)	4,645,084	—	4,645,084	12.54	370,476
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	231,661	—	231,661	18.37	12,613
Touchstone GMAB Aggressive ETF (Pinnacle IV)	711,552	(1)	711,551	18.11	39,300
Touchstone GMAB Aggressive ETF (Pinnacle V)	739,945	(1)	739,944	18.02	41,064
Touchstone GMAB Conservative ETF (AnnuiChoice II)	252,066	1	252,067	13.65	18,460
Touchstone GMAB Conservative ETF (Pinnacle IV)	594,542	(2)	594,540	13.46	44,171
Touchstone GMAB Conservative ETF (Pinnacle V)	589,619	1	589,620	13.40	44,016
Touchstone GMAB Moderate ETF (AnnuiChoice II)	29,853	1	29,854	16.17	1,847
Touchstone GMAB Moderate ETF (AnnuiChoice)	39,529	(1)	39,528	16.28	2,428
Touchstone GMAB Moderate ETF (Pinnacle IV)	1,054,689	1	1,054,690	15.94	66,179
Touchstone GMAB Moderate ETF(Pinnacle V)	910,298	—	910,298	15.86	57,394
Touchstone High Yield (AdvantEdge)	1,344,764	(1)	1,344,763	14.73	91,280
Touchstone High Yield (AnnuiChoice II)	163,583	—	163,583	15.53	10,535

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone High Yield (AnnuiChoice)	$274,484	$—	$274,484	$22.33	12,292
Touchstone High Yield (GrandMaster flex3)	269,211	2	269,213	20.13	13,374
Touchstone High Yield (Grandmaster)	286,022	3	286,025	16.91	16,916
Touchstone High Yield (IQ Annuity)	541,003	2	541,005	20.89	25,902
Touchstone High Yield (Pinnacle)	598,563	1	598,564	20.41	29,328
Touchstone High Yield (Pinnacle IV)	977,249	2	977,251	20.17	48,451
Touchstone High Yield (Pinnacle II Reduced M&E)	5,675	1	5,676	20.51	277
Touchstone High Yield (Pinnacle Plus Reduced M&E)	26,318	(1)	26,317	12.22	2,154
Touchstone High Yield (Pinnacle Plus)	254,418	3	254,421	17.49	14,542
Touchstone High Yield (PinnacleV)	1,315,187	1	1,315,188	13.90	94,595
Touchstone Large Cap Core Equity (AdvantEdge)	634,828	(2)	634,826	13.56	46,807
Touchstone Large Cap Core Equity (AnnuiChoice II)	582,332	2	582,334	14.59	39,918
Touchstone Large Cap Core Equity (AnnuiChoice)	583,809	(2)	583,807	15.77	37,032
Touchstone Large Cap Core Equity (GrandMaster flex3)	126,917	—	126,917	15.96	7,952
Touchstone Large Cap Core Equity (Grandmaster)	71,163	1	71,164	16.59	4,290
Touchstone Large Cap Core Equity (IQ Advisor Standard)	10,608	1	10,609	17.30	613
Touchstone Large Cap Core Equity (IQ Annuity)	395,088	(1)	395,087	15.22	25,965
Touchstone Large Cap Core Equity (Pinnacle)	7,172,253	—	7,172,253	17.29	414,878
Touchstone Large Cap Core Equity (Pinnacle IV)	3,586,440	1	3,586,441	17.08	209,920
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	438,741	—	438,741	17.37	25,259
Touchstone Large Cap Core Equity (Pinnacle Plus)	357,963	1	357,964	17.52	20,430
Touchstone Large Cap Core Equity (PinnacleV)	7,334,125	33	7,334,158	11.81	620,813
Touchstone Mid Cap Growth (AdvantEdge)	84,340	(2)	84,338	14.39	5,862
Touchstone Mid Cap Growth (AnnuiChoice II)	1,474,814	1	1,474,815	16.69	88,354
Touchstone Mid Cap Growth (AnnuiChoice)	1,698,402	(1)	1,698,401	24.77	68,557
Touchstone Mid Cap Growth (GrandMaster flex3)	214,292	1	214,293	23.78	9,012
Touchstone Mid Cap Growth (Grandmaster)	168,042	—	168,042	21.29	7,892
Touchstone Mid Cap Growth (IQ Advisor Standard)	6,291	1	6,292	23.04	273
Touchstone Mid Cap Growth (IQ Annuity)	977,706	(3)	977,703	24.33	40,180
Touchstone Mid Cap Growth (Pinnacle)	628,271	(2)	628,269	24.43	25,720
Touchstone Mid Cap Growth (Pinnacle IV)	2,029,311	(2)	2,029,309	24.14	84,062
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	7,701	(1)	7,700	24.54	314
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	36,738	(1)	36,737	15.00	2,449
Touchstone Mid Cap Growth (Pinnacle Plus)	350,449	1	350,450	24.53	14,285
Touchstone Mid Cap Growth (PinnacleV)	2,477,535	14	2,477,549	13.55	182,879
Touchstone Moderate ETF (AdvantEdge)	1,106,078	—	1,106,078	12.86	86,035
Touchstone Moderate ETF (AnnuiChoice II)	2,331,847	—	2,331,847	12.95	180,079
Touchstone Moderate ETF (AnnuiChoice)	2,507,715	(1)	2,507,714	15.42	162,678
Touchstone Moderate ETF (GrandMaster flex3)	1,824,495	1	1,824,496	14.65	124,521
Touchstone Moderate ETF (Grandmaster)	235,947	(2)	235,945	14.93	15,808
Touchstone Moderate ETF (IQ Advisor Enhanced)	48,255	(1)	48,254	16.39	2,944
Touchstone Moderate ETF (IQ Advisor Standard)	87,177	1	87,178	16.71	5,217
Touchstone Moderate ETF (IQ Annuity)	1,986,464	(2)	1,986,462	14.79	134,330
Touchstone Moderate ETF (Pinnacle)	498,837	(1)	498,836	14.93	33,422
Touchstone Moderate ETF (Pinnacle IV)	3,491,808	—	3,491,808	14.79	236,119
Touchstone Moderate ETF (Pinnacle Plus)	395,456	—	395,456	14.49	27,291
Touchstone Moderate ETF (Pinnacle V)	4,017,128	—	4,017,128	12.65	317,461
Touchstone Money Market (AdvantEdge)	817,126	(1)	817,125	9.43	86,620
Touchstone Money Market (AnnuiChoice II)	1,815,605	2	1,815,607	9.53	190,542
Touchstone Money Market (AnnuiChoice)	1,059,514	—	1,059,514	11.04	95,968
Touchstone Money Market (GrandMaster flex3)	1,339,467	(2)	1,339,465	10.21	131,194
Touchstone Money Market (Grandmaster)	3,344,538	—	3,344,538	10.46	319,868
Touchstone Money Market (IQ Annuity)	217,022	(3)	217,019	10.40	20,866
Touchstone Money Market (IQ3)	2,045,079	2	2,045,081	10.40	196,631
Touchstone Money Market (Pinnacle)	2,308,184	—	2,308,184	10.45	220,779
Touchstone Money Market (Pinnacle IV)	5,933,471	2	5,933,473	10.33	574,278
Touchstone Money Market (Pinnacle II Reduced M&E)	31,195	—	31,195	10.50	2,970
Touchstone Money Market (Pinnacle Plus Reduced M&E)	511	—	511	9.64	53
Touchstone Money Market (Pinnacle Plus)	866,705	—	866,705	9.30	93,236
Touchstone Money Market (Pinnacle V)	10,380,576	(3)	10,380,573	9.35	1,110,320
Touchstone Third Avenue Value (AdvantEdge)	166,959	2	166,961	11.83	14,108
Touchstone Third Avenue Value (AnnuiChoice II)	874,176	(2)	874,174	12.24	71,403
Touchstone Third Avenue Value (AnnuiChoice)	1,830,764	(2)	1,830,762	23.08	79,318
Touchstone Third Avenue Value (GrandMaster flex3)	580,895	1	580,896	18.69	31,079
Touchstone Third Avenue Value (Grandmaster)	776,536	(1)	776,535	17.75	43,747
Touchstone Third Avenue Value (IQ Advisor Enhanced)	1,480	1	1,481	18.24	81
Touchstone Third Avenue Value (IQ Advisor Standard)	354,373	1	354,374	18.61	19,041
Touchstone Third Avenue Value (IQ Annuity)	2,360,216	3	2,360,219	19.94	118,381
Touchstone Third Avenue Value (Pinnacle)	5,335,822	(1)	5,335,821	60.47	88,234

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle IV)	$2,642,723	$1	$2,642,724	$20.03	131,945
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	595,645	1	595,646	60.76	9,803
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	32,717	—	32,717	13.45	2,432
Touchstone Third Avenue Value (Pinnacle Plus)	927,416	2	927,418	21.01	44,140
Touchstone Third Avenue Value (Pinnacle V)	603,217	1	603,218	10.10	59,738
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	1,463,339	(2)	1,463,337	13.61	107,515
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	6,125	—	6,125	13.68	448
Fidelity VIP Overseas (Pinnacle)	215,772	3	215,775	10.24	21,066
Fidelity VIP Overseas (Pinnacle IV)	121,448	—	121,448	10.17	11,938
Fidelity VIP Equity-Income (Grandmaster)	10,320,857	—	10,320,857	69.80	147,866
Fidelity VIP Equity-Income (Pinnacle)	2,700,964	1	2,700,965	20.15	134,018
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	52,322	—	52,322	20.25	2,584
Fidelity VIP Growth (Grandmaster)	7,397,331	(3)	7,397,328	85.02	87,002
Fidelity VIP High Income (Grandmaster)	2,573,606	1	2,573,607	25.80	99,746
Fidelity VIP II Asset Manager (Grandmaster)	6,157,776	—	6,157,776	47.69	129,113
Fidelity VIP II Contrafund (Grandmaster)	12,394,179	—	12,394,179	59.27	209,107
Fidelity VIP II Contrafund (Pinnacle)	6,918,542	2	6,918,544	29.15	237,337
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	80,968	(1)	80,967	29.29	2,764
Fidelity VIP II Index 500 (Grandmaster)	5,005,188	2	5,005,190	45.27	110,558
Fidelity VIP II Index 500 (IQ Annuity)	389,655	3	389,658	14.91	26,136
Fidelity VIP II Index 500 (Pinnacle)	2,780,147	—	2,780,147	13.05	213,084
Fidelity VIP II Index 500 (Pinnacle IV)	187,871	(1)	187,870	12.96	14,497
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	44,189	1	44,190	13.11	3,371
Fidelity VIP II Investment Grade Bond (Pinnacle)	1,701,691	(1)	1,701,690	12.62	134,818
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	796,431	(2)	796,429	12.54	63,526
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	44,268	1	44,269	12.68	3,491
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	344,048	—	344,048	12.92	26,620
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	51,663	2	51,665	12.79	4,038
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	194,176	1	194,177	12.45	15,594
Fidelity VIP II Investment Grade Bond (Grandmaster)	2,367,017	—	2,367,017	37.89	62,475
Fidelity VIP II Investment Grade Bond (IQ Annuity)	949,580	1	949,581	17.86	53,175
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	19,632	—	19,632	10.61	1,849
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	34,465	1	34,466	12.35	2,790
Fidelity VIP III Balanced (Grandmaster)	1,804,428	2	1,804,430	22.12	81,592
Fidelity VIP Overseas (AnnuiChoice)	132,722	1	132,723	10.49	12,654
Fidelity VIP Overseas (AnnuiChoice II)	63,787	(1)	63,786	10.38	6,144
Fidelity VIP Overseas (Grandmaster flex3)	2,504	—	2,504	10.10	248
Fidelity VIP Overseas (Grandmaster)	2,675,615	(3)	2,675,612	36.69	72,933
Fidelity VIP Overseas (IQ Annuity)	25,750	(1)	25,749	10.17	2,531
Fidelity VIP Overseas (Pinnacle Plus)	55,944	(3)	55,941	10.02	5,582
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	360,767	—	360,767	16.42	21,969
Fidelity VIP Growth (IQ Annuity)	422,180	2	422,182	13.64	30,947
Fidelity VIP Growth (Pinnacle)	568,556	(1)	568,555	13.71	41,472
Fidelity VIP Growth (Pinnacle II Reduced M&E)	1,787	1	1,788	13.77	130
Fidelity VIP High Income (IQ Annuity)	324,789	—	324,789	14.42	22,526
Fidelity VIP II Asset Manager (IQ Annuity)	14,161	—	14,161	15.00	944
Fidelity VIP II Contrafund (IQ Annuity)	995,268	(3)	995,265	21.66	45,947
Fidelity VIP III Balanced (IQ Annuity)	135,715	(1)	135,714	15.95	8,509
Fidelity VIP III Mid Cap (Grandmaster)	1,333,070	(1)	1,333,069	50.88	26,200
Fidelity VIP III Mid Cap (IQ Annuity)	889,865	—	889,865	52.75	16,871
Fidelity VIP III Mid Cap (Pinnacle)	3,852,353	1	3,852,354	50.29	76,609
Fidelity VIP Overseas (IQ Annuity)	37,290	—	37,290	15.74	2,370
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	248,881	—	248,881	15.38	16,187
Fidelity VIP Asset Manager (AdvantEdge)	93,310	(2)	93,308	12.36	7,552
Fidelity VIP Asset Manager (AnnuiChoice II)	91,936	—	91,936	14.57	6,308
Fidelity VIP Asset Manager (AnnuiChoice)	248,791	(18)	248,773	15.83	15,720
Fidelity VIP Asset Manager (GrandMaster flex3)	125,861	(1)	125,860	15.12	8,323
Fidelity VIP Asset Manager (IQ Advisor Standard)	3,061	—	3,061	16.43	186
Fidelity VIP Asset Manager (Pinnacle)	28,368	—	28,368	15.42	1,839
Fidelity VIP Asset Manager (Pinnacle IV)	114,524	(1)	114,523	15.27	7,499
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	11,506	—	11,506	12.49	921
Fidelity VIP Asset Manager (Pinnacle Plus)	66,270	—	66,270	15.63	4,240
Fidelity VIP Asset Manager (Pinnacle V)	441,328	3	441,331	12.77	34,569
Fidelity VIP Balanced (AdvantEdge)	298,269	(3)	298,266	13.57	21,983
Fidelity VIP Balanced (AnnuiChoice II)	589,511	1	589,512	14.98	39,344

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AnnuiChoice)	$639,027	$(14)	$639,013	$17.22	37,102
Fidelity VIP Balanced (GrandMaster flex3)	301,902	(1)	301,901	18.15	16,635
Fidelity VIP Balanced (Grandmaster)	1,286,392	1	1,286,393	16.79	76,600
Fidelity VIP Balanced (IQ Advisor Standard)	178,061	—	178,061	17.68	10,072
Fidelity VIP Balanced (IQ3)	862,981	(1)	862,980	16.55	52,156
Fidelity VIP Balanced (Pinnacle)	417,321	(7)	417,314	16.79	24,850
Fidelity VIP Balanced (Pinnacle IV)	1,270,223	1	1,270,224	18.35	69,231
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	38,175	(2)	38,173	13.55	2,817
Fidelity VIP Balanced (Pinnacle Plus)	133,835	1	133,836	16.72	8,003
Fidelity VIP Balanced (Pinnacle V)	1,021,823	—	1,021,823	12.78	79,976
Fidelity VIP Contrafund (AdvantEdge)	3,475,357	1	3,475,358	13.53	256,904
Fidelity VIP Contrafund (AnnuiChoice II)	3,748,571	—	3,748,571	15.57	240,828
Fidelity VIP Contrafund (AnnuiChoice)	3,599,906	(24)	3,599,882	21.80	165,110
Fidelity VIP Contrafund (GrandMaster flex3)	1,790,591	(1)	1,790,590	21.90	81,748
Fidelity VIP Contrafund (IQ Advisor Standard)	218,450	1	218,451	22.02	9,919
Fidelity VIP Contrafund (IQ3)	5,119,231	(2)	5,119,229	21.95	233,240
Fidelity VIP Contrafund (Pinnacle IV)	6,741,971	—	6,741,971	22.25	303,061
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	122,653	—	122,653	15.40	7,962
Fidelity VIP Contrafund (Pinnacle Plus)	1,477,350	3	1,477,353	22.44	65,835
Fidelity VIP Contrafund (Pinnacle V)	10,477,990	15	10,478,005	13.17	795,541
Fidelity VIP Disciplined Small Cap (Advantedge)	3,433	2	3,435	16.22	212
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	37,898	(2)	37,896	13.64	2,778
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	125,072	(2)	125,070	13.78	9,075
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	47,435	1	47,436	13.28	3,572
Fidelity VIP Disciplined Small Cap (GrandMaster)	48,193	(2)	48,191	13.46	3,581
Fidelity VIP Disciplined Small Cap (IQ Annuity)	63,498	1	63,499	13.37	4,750
Fidelity VIP Disciplined Small Cap (Pinnacle)	196,368	1	196,369	13.46	14,589
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	374,198	(1)	374,197	13.37	27,990
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	35,110	1	35,111	13.17	2,666
Fidelity VIP Disciplined Small Cap (Pinnacle V)	497,455	2	497,457	13.37	37,217
Fidelity VIP Equity-Income (AnnuiChoice II)	416,401	—	416,401	13.19	31,571
Fidelity VIP Equity-Income (AdvantEdge)	760,339	—	760,339	12.61	60,310
Fidelity VIP Equity-Income (AnnuiChoice)	1,322,785	(2)	1,322,783	16.44	80,437
Fidelity VIP Equity-Income (GrandMaster flex3)	211,485	(1)	211,484	16.20	13,052
Fidelity VIP Equity-Income (IQ Advisor Standard)	15,437	—	15,437	17.04	906
Fidelity VIP Equity-Income (IQ3)	780,184	(5)	780,179	15.55	50,169
Fidelity VIP Equity-Income (Pinnacle IV)	1,064,549	(1)	1,064,548	15.98	66,631
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	450,053	(1)	450,052	15.78	28,524
Fidelity VIP Equity-Income (Pinnacle Plus)	507,805	1	507,806	17.60	28,847
Fidelity VIP Equity-Income (Pinnacle V)	1,676,245	1	1,676,246	10.71	156,442
Fidelity VIP Freedom 2010 (Advantedge)	205,752	1	205,753	12.46	16,514
Fidelity VIP Freedom 2010 (AnnuiChoice II)	184,347	(1)	184,346	12.55	14,685
Fidelity VIP Freedom 2010 (AnnuiChoice)	5,043	3	5,046	12.68	398
Fidelity VIP Freedom 2010 (GrandMaster)	49,552	1	49,553	12.38	4,001
Fidelity VIP Freedom 2010 (IQ Annuity)	56,520	(1)	56,519	12.30	4,595
Fidelity VIP Freedom 2010 (Pinnacle)	14,835	—	14,835	12.38	1,198
Fidelity VIP Freedom 2010 (Pinnacle IV)	66,410	1	66,411	12.30	5,399
Fidelity VIP Freedom 2010 (Pinnacle Plus)	23,084	(3)	23,081	12.12	1,905
Fidelity VIP Freedom 2010 (Pinnacle V)	730,641	1	730,642	12.13	60,242
Fidelity VIP Freedom 2015 (AdvantEdge)	95,686	—	95,686	12.45	7,686
Fidelity VIP Freedom 2015 (AnnuiChoice II)	133,056	—	133,056	12.47	10,674
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	334,091	(1)	334,090	12.94	25,825
Fidelity VIP Freedom 2015 (IQ Annuity)	46,691	—	46,691	12.22	3,822
Fidelity VIP Freedom 2015 (Pinnacle)	108,031	(1)	108,030	12.30	8,784
Fidelity VIP Freedom 2015 (Pinnacle IV)	14,152	(1)	14,151	12.22	1,159
Fidelity VIP Freedom 2015 (Pinnacle Plus)	53,955	(1)	53,954	12.03	4,483
Fidelity VIP Freedom 2015 (Pinnacle V)	1,859,488	3	1,859,491	12.03	154,603
Fidelity VIP Freedom 2020 (AdvantEdge)	188,632	(1)	188,631	12.33	15,301
Fidelity VIP Freedom 2020 (AnnuiChoice II)	683,183	(1)	683,182	12.22	55,903
Fidelity VIP Freedom 2020 (AnnuiChoice)	38,330	—	38,330	12.35	3,105
Fidelity VIP Freedom 2020 (GrandMaster)	45,307	—	45,307	12.06	3,758
Fidelity VIP Freedom 2020 (Pinnacle IV)	56,608	1	56,609	11.98	4,727
Fidelity VIP Freedom 2020 (Pinnacle)	8,938	(2)	8,936	12.06	741
Fidelity VIP Freedom 2020 (Pinnacle Plus)	20,708	1	20,709	11.80	1,755
Fidelity VIP Freedom 2020 (Pinnacle V)	3,799,765	(2)	3,799,763	11.77	322,940
Fidelity VIP Freedom 2025 (Advantedge)	158,944	1	158,945	12.81	12,407
Fidelity VIP Freedom 2025 (AnnuiChoice II)	171,776	(2)	171,774	12.65	13,575
Fidelity VIP Freedom 2025 (GrandMaster)	2,299	(3)	2,296	12.48	184
Fidelity VIP Freedom 2025 (IQ Annuity)	36,027	1	36,028	12.40	2,906

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle)	$4,497	$—	$4,497	$12.48	360
Fidelity VIP Freedom 2025 (Pinnacle IV)	28,345	1	28,346	12.40	2,286
Fidelity VIP Freedom 2025 (Pinnacle Plus)	9,492	—	9,492	12.22	777
Fidelity VIP Freedom 2025 (Pinnacle V)	2,392,102	—	2,392,102	12.17	196,480
Fidelity VIP Freedom 2030 (AnnuiChoice II)	89,863	2	89,865	12.26	7,332
Fidelity VIP Freedom 2030 (IQ Annuity)	85,355	(6)	85,349	12.01	7,108
Fidelity VIP Freedom 2030 (Pinnacle IV)	459	(1)	458	12.01	38
Fidelity VIP Freedom 2030 (Pinnacle V)	282,699	—	282,699	11.77	24,021
Fidelity VIP Growth (AnnuiChoice II)	270,940	1	270,941	16.00	16,934
Fidelity VIP Growth (GrandMaster)	551,565	2	551,567	14.02	39,341
Fidelity VIP Growth (AdvantEdge)	95,448	(1)	95,447	13.10	7,289
Fidelity VIP Growth (AnnuiChoice)	388,622	—	388,622	12.38	31,386
Fidelity VIP Growth (GrandMaster flex3)	169,152	—	169,152	15.86	10,668
Fidelity VIP Growth (IQ Advisor Standard)	6,141	(2)	6,139	17.20	357
Fidelity VIP Growth (IQ3)	496,279	—	496,279	12.55	39,529
Fidelity VIP Growth (Pinnacle)	214,764	(2)	214,762	14.02	15,318
Fidelity VIP Growth (Pinnacle IV)	954,176	(1)	954,175	13.93	68,504
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	25,303	1	25,304	16.28	1,554
Fidelity VIP Growth (Pinnacle Plus)	112,359	(2)	112,357	17.76	6,325
Fidelity VIP Growth (Pinnacle V)	1,517,758	(2)	1,517,756	13.67	110,994
Fidelity VIP High Income (AdvantEdge)	960,378	(1)	960,377	14.31	67,130
Fidelity VIP High Income (AnnuiChoice II)	869,097	4	869,101	15.14	57,394
Fidelity VIP High Income (AnnuiChoice)	482,892	2	482,894	18.21	26,514
Fidelity VIP High Income (GrandMaster flex3)	12,259,897	2	12,259,899	19.08	642,578
Fidelity VIP High Income (IQ Advisor Standard)	2,879	(1)	2,878	17.96	160
Fidelity VIP High Income (IQ3)	1,192,037	(1)	1,192,036	19.24	61,952
Fidelity VIP High Income (Pinnacle)	6,185,686	2	6,185,688	16.90	366,037
Fidelity VIP High Income (Pinnacle IV)	684,908	—	684,908	19.29	35,510
Fidelity VIP High Income (Pinnacle II Reduced M&E)	418,963	(2)	418,961	16.98	24,675
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	15,092	—	15,092	12.12	1,245
Fidelity VIP High Income (Pinnacle Plus)	42,194	(1)	42,193	17.54	2,405
Fidelity VIP High Income (Pinnacle V)	999,041	(1)	999,040	13.52	73,896
Fidelity VIP II Index 500 (Pinnacle)	914,621	1	914,622	12.83	71,283
Fidelity VIP II Index 500 (Pinnacle IV)	1,907,270	1	1,907,271	12.74	149,657
Fidelity VIP II Index 500 (Pinnacle V)	3,569,944	21	3,569,965	12.42	287,547
Fidelity VIP Index 500 (AdvantEdge)	1,183,698	(1)	1,183,697	13.94	84,931
Fidelity VIP Index 500 (AnnuiChoice II)	1,461,752	4	1,461,756	13.01	112,392
Fidelity VIP Index 500 (AnnuiChoice)	1,524,434	—	1,524,434	14.65	104,022
Fidelity VIP Index 500 (Grandmaster flex3)	1,034,579	(1)	1,034,578	12.66	81,733
Fidelity VIP Index 500 (Grandmaster)	720,357	(1)	720,356	12.83	56,142
Fidelity VIP Index 500 (IQ Advisor Standard)	281,387	2	281,389	13.50	20,848
Fidelity VIP Index 500 (IQ3)	2,052,808	(3)	2,052,805	15.13	135,712
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	86,142	—	86,142	15.96	5,398
Fidelity VIP Index 500 (Pinnacle Plus)	252,709	—	252,709	18.50	13,661
Fidelity VIP Investment Grade Bond (AdvantEdge)	1,650,313	(1)	1,650,312	12.07	136,683
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	2,194,311	3	2,194,314	12.94	169,617
Fidelity VIP Investment Grade Bond (AnnuiChoice)	2,011,095	(2)	2,011,093	16.61	121,062
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	408,931	1	408,932	13.13	31,134
Fidelity VIP Investment Grade Bond (GrandMaster)	1,134,681	—	1,134,681	12.41	91,466
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	159,034	(1)	159,033	14.20	11,197
Fidelity VIP Investment Grade Bond (IQ3)	1,623,434	(1)	1,623,433	15.37	105,594
Fidelity VIP Investment Grade Bond (Pinnacle)	1,437,922	(1)	1,437,921	13.39	107,351
Fidelity VIP Investment Grade Bond (Pinnacle IV)	688,785	(4)	688,781	13.26	51,929
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	10,375	—	10,375	13.46	771
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	22,359	—	22,359	10.52	2,125
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	351,726	—	351,726	12.92	27,227
Fidelity VIP Investment Grade Bond (Pinnacle V)	6,482,556	(9)	6,482,547	12.28	527,890
Fidelity VIP Mid Cap (AdvantEdge)	415,901	—	415,901	14.74	28,216
Fidelity VIP Mid Cap (AnnuiChoice II)	969,801	1	969,802	16.80	57,713
Fidelity VIP Mid Cap (AnnuiChoice)	1,273,353	(28)	1,273,325	32.32	39,400
Fidelity VIP Mid Cap (GrandMaster flex3)	645,404	(2)	645,402	28.29	22,816
Fidelity VIP Mid Cap (Grandmaster)	460,257	3	460,260	24.96	18,437
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	12,119	1	12,120	26.31	461
Fidelity VIP Mid Cap (IQ Advisor Standard)	220,506	(1)	220,505	26.85	8,213
Fidelity VIP Mid Cap (IQ Annuity)	2,695,192	1	2,695,193	31.16	86,500
Fidelity VIP Mid Cap (Pinnacle)	896,014	(11)	896,003	14.58	61,441
Fidelity VIP Mid Cap (Pinnacle IV)	3,343,015	(1)	3,343,014	30.68	108,949
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	32,124	—	32,124	13.91	2,309
Fidelity VIP Mid Cap (Pinnacle Plus)	598,041	—	598,041	29.60	20,204

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle V)	$2,073,733	$—	$2,073,733	$14.27	145,288
Fidelity VIP Overseas (AdvantEdge)	579,905	2	579,907	10.30	56,305
Fidelity VIP Overseas (AnnuiChoice II)	428,226	2	428,228	12.18	35,151
Fidelity VIP Overseas (AnnuiChoice)	425,015	(13)	425,002	14.91	28,496
Fidelity VIP Overseas (GrandMaster flex3)	217,148	1	217,149	16.25	13,359
Fidelity VIP Overseas (GrandMaster)	712,324	(2)	712,322	10.07	70,715
Fidelity VIP Overseas (IQ Advisor Enhanced)	13,159	—	13,159	17.20	765
Fidelity VIP Overseas (IQ Advisor Standard)	142,349	—	142,349	17.54	8,114
Fidelity VIP Overseas (IQ3)	577,516	—	577,516	14.72	39,223
Fidelity VIP Overseas (Pinnacle)	558,393	(1)	558,392	16.58	33,685
Fidelity VIP Overseas (Pinnacle IV)	532,405	4	532,409	16.42	32,434
Fidelity VIP Overseas (Pinnacle Plus)	273,615	(2)	273,613	19.89	13,755
Fidelity VIP Overseas (Pinnacle V)	1,118,700	(1)	1,118,699	9.77	114,491
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	3,186,009	(2)	3,186,007	19.34	164,737
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	6,794	(1)	6,793	19.43	350
Franklin Income Securities (Pinnacle)	7,632,457	(2)	7,632,455	22.63	337,243
Franklin Income Securities (Pinnacle II Reduced M&E)	306,489	1	306,490	22.74	13,478
JP Morgan IT Mid Cap Value (AnnuiChoice)	155,569	—	155,569	25.41	6,122
JP Morgan IT Mid Cap Value (Grandmaster)	75,078	1	75,079	24.99	3,004
JP Morgan IT Mid Cap Value (GrandMaster flex3)	140,688	(1)	140,687	24.76	5,683
JP Morgan IT Mid Cap Value (IQ3)	74,988	(3)	74,985	24.88	3,015
JP Morgan IT Mid Cap Value (Pinnacle)	88,461	(2)	88,459	24.99	3,539
JP Morgan IT Mid Cap Value (Pinnacle IV)	287,642	2	287,644	24.88	11,563
JP Morgan IT Mid Cap Value (Pinnacle Plus)	70,190	2	70,192	24.62	2,851
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	10,615	(1)	10,614	16.96	626
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	54,648	1	54,649	23.88	2,288
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	1,472	2	1,474	14.53	101
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	33,199	(1)	33,198	22.33	1,487
Morgan Stanley UIF Emerging Markets Debt (IQ3)	106,387	—	106,387	22.71	4,685
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	448,675	(2)	448,673	24.05	18,654
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	34,668	(1)	34,667	24.17	1,435
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	227,608	1	227,609	25.33	8,984
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	250,309	—	250,309	26.69	9,377
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	82,505	(3)	82,502	11.26	7,328
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	106,508	—	106,508	25.32	4,206
Morgan Stanley UIF U.S. Real Estate (IQ3)	408,047	(1)	408,046	24.93	16,371
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	1,270,866	(2)	1,270,864	32.94	38,577
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	765,705	1	765,706	27.75	27,593
Non-Affiliated Class 2:
Franklin Growth and Income Securities (AdvantEdge)	40,008	(1)	40,007	13.59	2,945
Franklin Growth and Income Securities (AnnuiChoice)	1,607,884	1	1,607,885	19.57	82,161
Franklin Growth and Income Securities (AnnuiChoice II)	412,975	1	412,976	13.74	30,048
Franklin Growth and Income Securities (Grandmaster)	732,435	1	732,436	18.82	38,911
Franklin Growth and Income Securities (GrandMaster flex3)	731,320	(1)	731,319	18.41	39,727
Franklin Growth and Income Securities (IQ Annuity)	1,695,373	(1)	1,695,372	18.61	91,079
Franklin Growth and Income Securities (Pinnacle)	1,095,991	1	1,095,992	11.81	92,790
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	42,382	—	42,382	11.87	3,571
Franklin Growth and Income Securities (Pinnacle IV)	1,559,135	2	1,559,137	18.61	83,757
Franklin Growth and Income Securities (Pinnacle Plus)	606,873	(3)	606,870	17.61	34,459
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	584,544	—	584,544	15.39	37,972
Franklin Growth and Income Securities (Pinnacle V)	1,236,129	29	1,236,158	11.39	108,505
Franklin Income Securities (AdvantEdge)	444,549	—	444,549	13.37	33,260
Franklin Income Securities (AnnuiChoice)	2,120,083	(1)	2,120,082	22.90	92,586
Franklin Income Securities (AnnuiChoice II)	1,344,307	(2)	1,344,305	14.38	93,472
Franklin Income Securities (Grandmaster)	2,768,833	—	2,768,833	22.02	125,714
Franklin Income Securities (GrandMaster flex3)	2,623,440	1	2,623,441	21.54	121,795
Franklin Income Securities (IQ Advisor Enhanced)	8,810	2	8,812	18.23	483
Franklin Income Securities (IQ Advisor Standard)	2,979	1	2,980	18.60	160
Franklin Income Securities (IQ Annuity)	2,660,028	—	2,660,028	21.78	122,128
Franklin Income Securities (Pinnacle IV)	6,564,539	(1)	6,564,538	21.78	301,385
Franklin Income Securities (Pinnacle Plus)	1,168,156	1	1,168,157	18.95	61,645
Franklin Income Securities (Pinnacle Plus Reduced M&E)	237,328	1	237,329	13.05	18,190
Franklin Income Securities (Pinnacle V)	8,831,311	(2)	8,831,309	12.29	718,378
Franklin Large Cap Growth Securities (AdvantEdge)	1,069,692	(1)	1,069,691	13.22	80,929
Franklin Large Cap Growth Securities (AnnuiChoice)	115,351	—	115,351	18.72	6,160
Franklin Large Cap Growth Securities (AnnuiChoice II)	497,752	—	497,752	14.30	34,814
Franklin Large Cap Growth Securities (Grandmaster)	110,041	—	110,041	18.01	6,110
Franklin Large Cap Growth Securities (GrandMaster flex3)	121,224	(1)	121,223	17.61	6,883

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Advisor Standard)	$16,654	$(2)	$16,652	$16.06	1,037
Franklin Large Cap Growth Securities (IQ Annuity)	98,755	1	98,756	17.81	5,545
Franklin Large Cap Growth Securities (Pinnacle)	114,130	—	114,130	18.01	6,337
Franklin Large Cap Growth Securities (Pinnacle IV)	463,491	—	463,491	17.81	26,023
Franklin Large Cap Growth Securities (Pinnacle Plus)	355,909	(1)	355,908	15.95	22,311
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	14,270	—	14,270	14.51	984
Franklin Large Cap Growth Securities (Pinnacle V)	1,086,941	16	1,086,957	11.77	92,361
Franklin Mutual Shares Securities (AdvantEdge)	2,032,841	1	2,032,842	12.46	163,114
Franklin Mutual Shares Securities (AnnuiChoice)	1,019,149	(3)	1,019,146	21.44	47,535
Franklin Mutual Shares Securities (AnnuiChoice II)	2,217,727	1	2,217,728	13.17	168,341
Franklin Mutual Shares Securities (GrandMaster flex3)	1,129,276	(1)	1,129,275	20.17	55,996
Franklin Mutual Shares Securities (IQ Advisor Standard)	320,535	(1)	320,534	18.20	17,608
Franklin Mutual Shares Securities (IQ Annuity)	727,834	3	727,837	20.39	35,691
Franklin Mutual Shares Securities (Pinnacle)	1,037,921	(2)	1,037,919	20.62	50,332
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	9,828	—	9,828	20.72	474
Franklin Mutual Shares Securities (Pinnacle IV)	4,538,324	(3)	4,538,321	20.39	222,539
Franklin Mutual Shares Securities (Pinnacle Plus)	964,407	—	964,407	18.37	52,500
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	28,243	—	28,243	14.51	1,947
Franklin Mutual Shares Securities (Pinnacle V)	8,334,914	—	8,334,914	10.96	760,312
Franklin Mutual Shares Securities(Grandmaster)	1,784,644	(1)	1,784,643	20.62	86,543
Franklin Small Cap Value Securities (AdvantEdge)	188,091	—	188,091	16.34	11,509
Franklin Small Cap Value Securities (Annuichoice)	74,499	—	74,499	14.43	5,161
Franklin Small Cap Value Securities (Annuichoice II)	284,670	(1)	284,669	14.29	19,923
Franklin Small Cap Value Securities (Grandmaster)	65,064	—	65,064	14.10	4,616
Franklin Small Cap Value Securities (Grandmaster flex3)	64,812	1	64,813	13.91	4,661
Franklin Small Cap Value Securities (IQ Annuuity)	84,975	—	84,975	14.00	6,069
Franklin Small Cap Value Securities (Pinnacle Plus)	174,393	2	174,395	13.79	12,643
Franklin Small Cap Value Securities Fund (Pinnacle)	237,136	(1)	237,135	14.10	16,822
Franklin Small Cap Value Securities Fund (Pinnacle IV)	73,123	(1)	73,122	14.00	5,223
Franklin Small Cap Value Securities Fund (Pinnacle V)	734,521	—	734,521	13.87	52,949
Invesco VI American Franchise (AdvantEdge)	17,609	(1)	17,608	15.18	1,160
Invesco VI American Franchise (AnnuiChoice)	27,483	(1)	27,482	22.27	1,234
Invesco VI American Franchise (AnnuiChoice II)	81,559	—	81,559	17.34	4,702
Invesco VI American Franchise (Grandmaster)	2,857	(2)	2,855	21.42	133
Invesco VI American Franchise (GrandMaster flex3)	72,108	(2)	72,106	20.95	3,442
Invesco VI American Franchise (IQ Advisor Standard)	3,515	—	3,515	18.93	186
Invesco VI American Franchise (IQ Annuity)	320,564	1	320,565	21.18	15,132
Invesco VI American Franchise (Pinnacle)	115,528	(1)	115,527	21.42	5,393
Invesco VI American Franchise (Pinnacle IV)	666,468	3	666,471	21.19	31,459
Invesco VI American Franchise (Pinnacle Plus)	37,411	2	37,413	18.41	2,032
Invesco VI American Franchise (Pinnacle V)	592,423	—	592,423	14.61	40,553
Invesco VI American Value (AdvantEdge)	394,628	1	394,629	15.11	26,112
Invesco VI American Value (AnnuiChoice)	21,567	—	21,567	15.63	1,380
Invesco VI American Value (AnnuiChoice II)	281,560	(3)	281,557	15.50	18,170
Invesco VI American Value (Grandmaster)	105,774	—	105,774	15.32	6,905
Invesco VI American Value (Grandmaster flex3)	6,754	—	6,754	15.14	446
Invesco VI American Value (IQ Annuity)	79,642	(2)	79,640	15.23	5,229
Invesco VI American Value (Pinnacle)	19,489	1	19,490	15.32	1,272
Invesco VI American Value (Pinnacle IV)	132,403	1	132,404	15.23	8,693
Invesco VI American Value (Pinnacle Plus)	35,491	(1)	35,490	15.04	2,360
Invesco VI American Value (Pinnacle V)	1,135,766	—	1,135,766	15.14	74,999
Invesco VI Comstock (AdvantEdge)	371,010	(3)	371,007	14.39	25,790
Invesco VI Comstock (AnnuiChoice)	387,689	1	387,690	23.21	16,702
Invesco VI Comstock (AnnuiChoice II)	935,250	(2)	935,248	14.67	63,741
Invesco VI Comstock (Grandmaster)	326,464	(1)	326,463	22.33	14,623
Invesco VI Comstock (GrandMaster flex3)	155,974	—	155,974	21.83	7,144
Invesco VI Comstock (IQ Advisor Standard)	8,881	—	8,881	19.34	459
Invesco VI Comstock (IQ Annuity)	450,938	1	450,939	22.08	20,424
Invesco VI Comstock (Pinnacle)	187,805	—	187,805	22.33	8,412
Invesco VI Comstock (Pinnacle IV)	352,600	(3)	352,597	22.08	15,970
Invesco VI Comstock (Pinnacle Plus)	98,726	1	98,727	19.90	4,960
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	15,791	(1)	15,790	16.22	973
Invesco VI Comstock (Pinnacle V)	2,659,401	(1)	2,659,400	12.25	217,073
Invesco VI International Growth Class II (Advantedge)	250,412	(1)	250,411	11.14	22,486
Invesco VI International Growth Class II (IQ Advisor Enhanced)	213,587	—	213,587	11.27	18,947
Invesco VI International Growth Class II (Pinnacle)	35,680	—	35,680	11.18	3,191
Invesco VI International Growth Class II (Pinnacle Plus)	54,858	—	54,858	11.21	4,893
Invesco VI International Growth Class II (Pinnacle V)	494,823	(1)	494,822	11.15	44,373
Invesco VI International Growth II (Annuichoice)	39,232	1	39,233	11.32	3,466

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI International Growth II (Grandmaster)	$49,667	$—	$49,667	$11.21	4,430
Templeton Foreign Securities (IQ Annuity)	443,789	1	443,790	22.86	19,416
Templeton Foreign Securities (Pinnacle)	657,133	1	657,134	23.11	28,431
Templeton Foreign Securities (Pinnacle II Reduced M&E)	18,008	(1)	18,007	23.22	775
Templeton Foreign Securities (Pinnacle IV)	1,295,572	—	1,295,572	22.86	56,680
Templeton Foreign Securities (Pinnacle V)	2,322,656	—	2,322,656	10.99	211,354
Templeton Foreign Securities Fund (AnnuiChoice)	454,439	(2)	454,437	24.03	18,911
Templeton Foreign Securities Fund (AnnuiChoice II)	1,000,682	2	1,000,684	13.43	74,489
Templeton Foriegn Securities Fund (AdvantEdge)	834,396	1	834,397	11.57	72,094
Templeton Foriegn Securities Fund (Grandmaster)	442,139	—	442,139	23.11	19,129
Templeton Foriegn Securities Fund (GrandMaster flex3)	434,360	1	434,361	22.60	19,216
Templeton Foriegn Securities Fund (IQ Advisor Standard)	57,153	(1)	57,152	19.40	2,946
Templeton Foriegn Securities Fund (Pinnacle Plus)	416,357	1	416,358	20.93	19,889
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	19,220	—	19,220	12.85	1,496
Templeton Global Bond Sec (Grandmaster)*	59,997	1	59,998	9.74	6,160
Templeton Global Bond Sec (GrandMaster flex3)*	59,815	—	59,815	9.73	6,149
Templeton Global Bond Sec (Pinnacle V)*	346,107	2	346,109	9.73	35,557
Templeton Global Bond Sec (Advantedge)*	19,950	—	19,950	9.72	2,052
Templeton Global Bond Sec (Pinnacle IV)*	1,858,170	1	1,858,171	9.73	191,027
Templeton Global Bond Sec (Annuichoice)*	75,705	(1)	75,704	9.76	7,754
Templeton Global Bond Sec (AnnuiChoice II)*	117,662	1	117,663	9.75	12,063
Templeton Growth Securities (AdvantEdge)	201,761	—	201,761	12.10	16,680
Templeton Growth Securities (AnnuiChoice)	326,408	2	326,410	21.28	15,340
Templeton Growth Securities (AnnuiChoice II)	273,552	3	273,555	12.44	21,982
Templeton Growth Securities (Grandmaster)	299,973	—	299,973	20.47	14,657
Templeton Growth Securities (GrandMaster flex3)	636,201	—	636,201	20.02	31,785
Templeton Growth Securities (IQ Annuity)	521,832	—	521,832	20.24	25,783
Templeton Growth Securities (Pinnacle)	1,038,537	2	1,038,539	20.47	50,743
Templeton Growth Securities (Pinnacle IV)	2,099,793	(2)	2,099,791	20.24	103,744
Templeton Growth Securities (Pinnacle Plus)	522,837	(2)	522,835	18.37	28,456
Templeton Growth Securities (Pinnacle V)	3,617,387	3	3,617,390	10.38	348,384
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	262,673	(2)	262,671	12.73	20,640
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	132,146	—	132,146	13.40	9,861
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	205,994	(2)	205,992	13.27	15,528
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	194,994	—	194,994	12.91	15,102
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	93,155	—	93,155	22.07	4,221
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	178,805	(1)	178,804	21.82	8,194
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	410,336	—	410,336	13.00	31,565
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	96,707	—	96,707	18.78	5,151
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	446,846	(1)	446,845	12.84	34,800
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	489,987	2	489,989	8.44	58,088
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	258,707	(1)	258,706	35.11	7,369
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	310,013	—	310,013	13.17	23,536
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	233,642	1	233,643	33.77	6,919
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	271,686	(1)	271,685	33.02	8,227
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	54,050	1	54,051	24.78	2,182
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	285,574	(1)	285,573	33.39	8,552
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	554,867	(1)	554,866	33.77	16,431
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	977,814	—	977,814	33.40	29,280
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	267,484	(1)	267,483	28.62	9,345
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	14,117	—	14,117	9.61	1,469
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	1,108,720	(2)	1,108,718	9.59	115,575
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	293,127	(1)	293,126	22.56	12,992
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	31,048	(1)	31,047	12.43	2,498
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	386,674	2	386,676	11.75	32,915
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	219,221	(2)	219,219	9.31	23,535
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	328,700	—	328,700	9.22	35,648
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	183,298	(5)	183,293	26.73	6,857
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	215,085	(1)	215,084	8.97	23,967
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	242,046	1	242,047	21.67	11,169
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	229,905	(2)	229,903	26.44	8,697
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	750,500	—	750,500	9.04	83,064
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	1,185,069	2	1,185,071	9.59	123,538
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	120,337	(2)	120,335	12.36	9,737
BlackRock Capital Appreciation VI (AnnuiChoice II)	622,070	(1)	622,069	12.51	49,725
BlackRock Capital Appreciation VI (Annuichoice)	48,936	(1)	48,935	12.56	3,896
BlackRock Capital Appreciation VI Class III (Grandmaster)	28,519	—	28,519	12.44	2,292
BlackRock Capital Appreciation VI Class III (Pinnacle)	41,208	(1)	41,207	12.44	3,312

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	$19,541	$1	$19,542	$12.41	1,575
BlackRock Capital Appreciation VI Class III (Pinnacle V)	1,491,342	(2)	1,491,340	12.38	120,509
BlackRock Global Allocation VI (Advantedge)	350,996	(2)	350,994	10.87	32,292
BlackRock Global Allocation VI (AnnuiChoice II)	807,591	2	807,593	11.00	73,398
BlackRock Global Allocation VI (Annuichoice)	237,941	—	237,941	11.05	21,538
BlackRock Global Allocation VI (Grandmaster flex3)	117,906	—	117,906	10.88	10,833
BlackRock Global Allocation VI (Grandmaster)	27,407	1	27,408	10.94	2,504
BlackRock Global Allocation VI Class III (Pinnacle)	272,071	1	272,072	10.94	24,862
BlackRock Global Allocation VI Class III (Pinnacle IV)	24,726	(1)	24,725	10.91	2,266
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	22,861	2	22,863	11.00	2,079
BlackRock Global Allocation VI Class III (Pinnacle V)	252,693	3	252,696	10.88	23,217
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	53,580	(47)	53,533	10.50	5,102
TOPS Managed Risk Moderate Growth ETF (Advantedge)*	17,198	(17)	17,181	10.47	1,643
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	580,585	2	580,587	23.40	24,813
DWS Small Cap Index VIP (Pinnacle IV)	33,630	—	33,630	22.54	1,492
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	7,553	(2)	7,551	23.51	321
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	156,842	(2)	156,840	13.12	11,958
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	92,865	1	92,866	13.28	6,994
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	285,807	—	285,807	13.33	21,439
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	425,464	(1)	425,463	13.13	32,395
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	235,786	(2)	235,784	13.21	17,855
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	179,706	(1)	179,705	13.21	13,609
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	97,975	1	97,976	13.17	7,440
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	230,207	(1)	230,206	13.09	17,585
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	397,880	(3)	397,877	13.13	30,294
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	286,832	1	286,833	20.74	13,830
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	384,090	—	384,090	21.19	18,129
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	125,539	1	125,540	21.34	5,884
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	50,654	2	50,656	20.79	2,436
Columbia VIT Small Cap Value Class 2 (Grandmaster)	48,905	(1)	48,904	20.99	2,330
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	61,131	—	61,131	20.67	2,957
Columbia VIT Small Cap Value Class 2 (Pinnacle)	32,845	(2)	32,843	20.99	1,565
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	73,775	1	73,776	20.89	3,532
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	840,749	1	840,750	20.79	40,441
DWS Small Cap Index (AdvantEdge)	56,187	(1)	56,186	16.06	3,498
DWS Small Cap Index (AnnuiChoice II)	203,381	2	203,383	15.73	12,927
DWS Small Cap Index (AnnuiChoice)	313,615	(24)	313,591	22.55	13,907
DWS Small Cap Index (GrandMaster flex3)	141,658	(2)	141,656	20.97	6,754
DWS Small Cap Index (Grandmaster)	231,469	—	231,469	19.53	11,854
DWS Small Cap Index (IQ Advisor Standard)	5,532	1	5,533	20.05	276
DWS Small Cap Index (IQ3)	158,797	—	158,797	21.21	7,487
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	22,105	1	22,106	16.45	1,343
DWS Small Cap Index (Pinnacle Plus)	52,364	—	52,364	21.88	2,393
DWS Small Cap Index VIP (Pinnacle IV)	369,414	(3)	369,411	21.21	17,417
DWS Small Cap Index VIP (Pinnacle V)	434,346	—	434,346	13.48	32,229
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	173,530	1	173,531	12.29	14,119
Pimco VIT All Asset (IQ Annuity)	320,505	1	320,506	12.29	26,079
Pimco VIT All Asset (Pinnacle)	344,310	(3)	344,307	12.36	27,855
Pimco VIT All Asset (Pinnacle II Reduced M&E)	21,651	1	21,652	12.42	1,743
Pimco VIT All Asset (AnnuiChoice II)	281,899	(2)	281,897	12.61	22,355
Pimco VIT All Asset (AnnuiChoice)	354,176	1	354,177	12.61	28,084
Pimco VIT All Asset (GrandMaster flex3)	389,682	(1)	389,681	12.22	31,891
Pimco VIT All Asset (Grandmaster)	431,122	—	431,122	12.36	34,878
Pimco VIT All Asset (Pinnacle IV)	520,099	(1)	520,098	12.39	41,985
Pimco VIT All Asset (Pinnacle Plus)	21,946	(2)	21,944	12.14	1,808
Pimco VIT All Asset (Pinnacle V)	412,740	1	412,741	12.31	33,517
Pimco VIT Commodity Real Return (Pinnacle)	60,774	—	60,774	6.49	9,364
Pimco VIT Commodity Real Return (Pinnacle IV)	333,084	(1)	333,083	6.50	51,244
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	3,614	—	3,614	6.52	554
Pimco VIT Commodity Real Return (Pinnacle V)	938,230	2	938,232	6.46	145,207
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	395,186	1	395,187	6.45	61,281
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	282,181	(1)	282,180	6.62	42,647
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	49,675	(2)	49,673	6.62	7,502
Pimco VIT Commodity Real Return Strategy (Grandmaster)	47,431	(1)	47,430	6.49	7,308
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	441,619	1	441,620	6.45	68,436
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	192,492	—	192,492	6.42	30,002

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	$26,968	$—	$26,968	$6.37	4,232
Pimco VIT Long Term Government (Pinnacle)	73,762	1	73,763	8.45	8,727
Pimco VIT Long Term Government (AnnuiChoice II)	2,074	—	2,074	8.46	245
Pimco VIT Low Duration (AnnuiChoice II)	1,303,529	1	1,303,530	11.60	112,388
Pimco VIT Low Duration (AnnuiChoice)	247,441	1	247,442	11.73	21,091
Pimco VIT Low Duration (GrandMaster flex3)	322,071	(1)	322,070	11.37	28,333
Pimco VIT Low Duration (Grandmaster)	459,991	—	459,991	11.50	40,004
Pimco VIT Low Duration (IQ Annuity)	275,434	—	275,434	11.43	24,092
Pimco VIT Low Duration (Pinnacle)	245,102	139	245,241	11.50	21,316
Pimco VIT Low Duration (Pinnacle IV)	155,725	—	155,725	11.39	13,667
Pimco VIT Low Duration (AdvantEdge)	47,283	(1)	47,282	11.30	4,183
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	2,021	—	2,021	10.21	198
Pimco VIT Low Duration (Pinnacle Plus)	65,315	(1)	65,314	11.29	5,786
Pimco VIT Low Duration (Pinnacle V)	544,498	—	544,498	11.33	48,074
Pimco VIT Real Return (Pinnacle IV)	253,471	(1)	253,470	11.62	21,814
Pimco VIT Real Return (AdvantEdge)	84,103	1	84,104	11.53	7,296
Pimco VIT Real Return (AnnuiChoice II)	502,221	1	502,222	11.83	42,460
Pimco VIT Real Return (AnnuiChoice)	196,951	(1)	196,950	11.94	16,496
Pimco VIT Real Return (GrandMaster flex3)	182,237	3	182,240	11.57	15,753
Pimco VIT Real Return (Grandmaster)	96,860	(1)	96,859	11.70	8,277
Pimco VIT Real Return (IQ Annuity)	260,752	(2)	260,750	11.63	22,412
Pimco VIT Real Return (Pinnacle)	222,864	(1)	222,863	11.70	19,045
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	7,159	—	7,159	10.19	703
Pimco VIT Real Return (Pinnacle Plus)	78,505	(4)	78,501	11.49	6,833
Pimco VIT Real Return (Pinnacle V)	533,947	1	533,948	11.55	46,227
Pimco VIT Total Return (Pinnacle V)	18,043,467	(4)	18,043,463	12.80	1,409,481
Pimco VIT Total Return (AdvantEdge)	6,522,763	2	6,522,765	12.78	510,524
Pimco VIT Total Return (AnnuiChoice II)	3,403,153	1	3,403,154	13.11	259,604
Pimco VIT Total Return (AnnuiChoice)	1,119,208	—	1,119,208	13.03	85,867
Pimco VIT Total Return (GrandMaster flex3)	934,776	—	934,776	12.63	74,018
Pimco VIT Total Return (Grandmaster)	1,844,688	(2)	1,844,686	12.78	144,398
Pimco VIT Total Return (IQ Annuity)	873,236	(1)	873,235	12.70	68,749
Pimco VIT Total Return (Pinnacle)	1,104,056	1	1,104,057	12.78	86,423
Pimco VIT Total Return (Pinnacle IV)	3,650,579	—	3,650,579	12.88	283,478
Pimco VIT Total Return (Pinnacle II Reduced M&E)	20,892	(1)	20,891	12.84	1,628
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	16,168	(2)	16,166	10.50	1,539
Pimco VIT Total Return (Pinnacle Plus)	825,495	4	825,499	12.54	65,819
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	83,229	(1)	83,228	6.85	12,156
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	13,992	1	13,993	6.81	2,054
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	238,123	—	238,123	6.78	35,140
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	165,264	—	165,264	6.76	24,444
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	63,771	—	63,771	6.92	9,218
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	555	—	555	6.97	80
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	17,956	—	17,956	6.81	2,636
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	8,597	2	8,599	6.73	1,277
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	207,823	(2)	207,821	8.54	24,328
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	177,481	(1)	177,480	8.76	20,249
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	48,489	2	48,491	8.72	5,561
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	5,099	(1)	5,098	8.45	604
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	54,733	2	54,735	8.55	6,405
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	38,052	1	38,053	8.50	4,479
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	85,738	—	85,738	8.61	9,958
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	13,011	—	13,011	10.53	1,235
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	38,386	—	38,386	8.39	4,575
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	295,845	—	295,845	8.56	34,565
Guggenheim VT Long Short Equity (AdvantEdge)	18,158	—	18,158	9.94	1,826
Guggenheim VT Long Short Equity (AnnuiChoice II)	73,992	—	73,992	10.20	7,251
Guggenheim VT Long Short Equity (AnnuiChoice)	7,847	(2)	7,845	10.00	785
Guggenheim VT Long Short Equity (GrandMaster flex3)	8,860	—	8,860	9.69	914
Guggenheim VT Long Short Equity (Grandmaster)	2,731	(1)	2,730	9.80	279
Guggenheim VT Long Short Equity (IQ Annuity)	25,035	—	25,035	9.75	2,568
Guggenheim VT Long Short Equity (Pinnacle)	39,231	1	39,232	9.80	4,002
Guggenheim VT Long Short Equity (Pinnacle IV)	72,531	1	72,532	10.02	7,236
Guggenheim VT Long Short Equity (Pinnacle Plus)	8,975	(1)	8,974	9.62	933
Guggenheim VT Long Short Equity (Pinnacle V)	135,460	(1)	135,459	9.96	13,595
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	136,598	—	136,598	26.04	5,246
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	511,633	—	511,633	25.40	20,141

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	$40,328	$—	$40,328	$24.69	1,633
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	536,809	1	536,810	24.25	22,141
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	260,164	2	260,166	26.18	9,938
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	18,131	(2)	18,129	25.97	698
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	317,792	—	317,792	25.50	12,460
iShares Barclays TIPS Bond ETF (Varoom)	110,670	—	110,670	26.01	4,254
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	54,838	—	54,838	25.38	2,161
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	3,567	2	3,569	23.32	153
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	57,081	—	57,081	22.91	2,492
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	15,694	—	15,694	30.00	523
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	46,009	(1)	46,008	29.27	1,572
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	44,594	—	44,594	29.33	1,520
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	134,430	2	134,432	28.81	4,666
iShares S&P 500 Growth Index ETF (Varoom)	126,285	—	126,285	37.49	3,369
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	689,327	—	689,327	36.80	18,733
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	12,158	(2)	12,156	36.57	332
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	106,351	1	106,352	36.57	2,908
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	2,179,469	(1)	2,179,468	36.07	60,427
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	55,992	—	55,992	35.91	1,559
iShares Core S&P 500 Index ETF (Varoom)	345,573	—	345,573	37.45	9,227
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	8,341,550	2	8,341,552	36.76	226,901
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	772,303	(1)	772,302	36.54	21,138
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	591,343	—	591,343	37.29	15,858
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	20,741,996	(1)	20,741,995	36.78	563,979
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	1,050,055	(1)	1,050,054	36.62	28,673
iShares S&P 500 Value Index ETF (Varoom)	69,195	—	69,195	36.71	1,885
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	445,583	2	445,585	36.03	12,366
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	29,857	—	29,857	35.81	834
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	33,631	(2)	33,629	37.92	887
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	1,023,384	(3)	1,023,381	37.40	27,362
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	99,920	2	99,922	37.24	2,683
iShares Core S&P MidCap Index ETF (Varoom)	219,282	—	219,282	36.41	6,023
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	2,356,640	—	2,356,640	35.74	65,945
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	282,733	1	282,734	35.52	7,961
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	243,756	—	243,756	37.68	6,469
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	5,949,777	(2)	5,949,775	37.16	160,094
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	239,227	—	239,227	37.01	6,465
iShares Core S&P Small Cap Index ETF (Varoom)	204,117	—	204,117	38.87	5,251
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,184,593	2	1,184,595	38.16	31,044
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	154,796	1	154,797	37.92	4,082
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	149,154	(1)	149,153	40.17	3,713
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	2,992,135	2	2,992,137	39.62	75,528
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	181,651	(2)	181,649	39.45	4,605
iShares S&P Citigroup International Treasury Bond (Varoom)	27,609	—	27,609	25.85	1,068
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	1,142,072	—	1,142,072	25.37	45,011
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	17,673	2	17,675	25.22	701
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	11,371	1	11,372	25.76	441
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	2,875,137	(1)	2,875,136	25.40	113,177
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	22,087	1	22,088	25.30	873
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	223,250	—	223,250	36.20	6,167
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	485,592	1	485,593	35.31	13,751
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	108,511	—	108,511	35.06	3,095
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	560,749	—	560,749	34.43	16,287
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	31,262	—	31,262	22.37	1,397
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	158,030	(2)	158,028	21.82	7,241
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	55,480	(1)	55,479	26.19	2,119
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	130,320	1	130,321	25.71	5,068
Vanguard Tax-Managed International ETF (Varoom)	38,002	—	38,002	30.28	1,255
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	1,172,972	(1)	1,172,971	29.73	39,457
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	137,446	1	137,447	29.54	4,652
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	100,075	1	100,076	34.14	2,931
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	2,955,878	2	2,955,880	33.67	87,786
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	92,968	(1)	92,967	33.53	2,773
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	8,457	—	8,457	28.11	301
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	18,198	(2)	18,196	27.42	664
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	57,955	1	57,956	26.06	2,224
Vanguard Large-Cap Index ETF (Varoom)	59,806	—	59,806	37.17	1,609
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	286,089	1	286,090	36.26	7,889
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	110,421	—	110,421	37.37	2,954

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	$382,091	$1	$382,092	$36.70	10,410
Vanguard Mega Cap Index ETF (Varoom)	29,910	—	29,910	37.30	802
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	14,301	1	14,302	36.39	393
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	17,988	1	17,989	37.36	481
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	79,408	(1)	79,407	36.69	2,164
Vanguard REIT Index ETF (Varoom)	47,467	—	47,467	31.23	1,520
Vanguard REIT Index ETF (Varoom GLWB 2)	105,967	—	105,967	30.46	3,478
Vanguard REIT Index ETF (Varoom GLWB 3)	32,991	(1)	32,990	30.58	1,079
Vanguard REIT Index ETF (Varoom GLWB 5)	167,765	—	167,765	30.03	5,587
Vanguard Total Bond Market Index ETF (Varoom)	198,844	—	198,844	26.05	7,632
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	7,934,726	(1)	7,934,725	25.58	310,251
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	698,754	(2)	698,752	25.42	27,492
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	352,532	1	352,533	24.62	14,318
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	19,986,713	(2)	19,986,711	24.28	823,065
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	1,022,073	1	1,022,074	24.18	42,270
Vanguard VI Money Market (Varoom GLWB 2)	4,513	(9)	4,504	9.28	486
Vanguard VI Money Market (Varoom GLWB 3)	110,848	(163)	110,685	9.63	11,509
Vanguard VI Money Market (Varoom GLWB 5)	66,212	(141)	66,071	9.46	7,000
Vanguard Short Term Bond ETF (Varoom GLWB 3)	24,518	1	24,519	24.53	999
Vanguard Short Term Bond ETF (Varoom GLWB 5)	132,535	(1)	132,534	24.18	5,482

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$13,343	$3,668	$9,675	$5,039	$1,672	$13,123	$52,819	$39,696	$46,407	$56,082
Touchstone Aggressive ETF (AnnuiChoice ®)	13,922	4,458	9,464	15,994	1,971	37,896	106,874	68,978	86,943	96,407
Touchstone Aggressive ETF (AnnuiChoice II)	15,823	6,715	9,108	46,364	2,940	103,235	161,112	57,877	107,181	116,289
Touchstone Aggressive ETF (GrandMaster flex3)	30,613	15,884	14,729	15,299	5,154	89,393	258,339	168,946	189,399	204,128
Touchstone Aggressive ETF (Grandmaster)	2,081	1,313	768	12,230	358	11,085	17,635	6,550	19,138	19,906
Touchstone Aggressive ETF (IQ Advisor Enhanced)	226	10	216	—	—	—	612	612	612	828
Touchstone Aggressive ETF (IQ Advisor Standard)	2,491	179	2,312	1,069	101	3,461	10,974	7,513	8,683	10,995
Touchstone Aggressive ETF (IQ Annuity)	108,489	47,276	61,213	27,715	14,665	157,754	763,174	605,420	647,800	709,013
Touchstone Aggressive ETF (Pinnacle)	5,903	1,743	4,160	1,960	563	10,330	36,196	25,866	28,389	32,549
Touchstone Aggressive ETF (Pinnacle IV)	10,992	5,501	5,491	48,984	1,285	34,401	58,769	24,368	74,637	80,128
Touchstone Aggressive ETF (Pinnacle Plus)	5,562	2,159	3,403	2,694	585	28,704	52,855	24,151	27,430	30,833
Touchstone Aggressive ETF (Pinnacle V)	55,594	30,109	25,485	37,921	10,784	181,831	475,129	293,298	342,003	367,488
Touchstone Baron Small Cap Growth (Pinnacle)	22,346	22,967	(621)	2,955	177,938	330,428	678,583	348,155	529,048	528,427
Touchstone Baron Small Cap Growth (Pinnacle IV)	19,828	19,743	85	63,211	158,242	(1,382)	208,575	209,957	431,410	431,495
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	2,682	3,909	(1,227)	31,671	21,349	(26,187)	32,003	58,190	111,210	109,983
Touchstone Baron Small Cap Growth (Pinnacle V)	21,587	14,961	6,626	18,290	170,303	(14,767)	92,989	107,756	296,349	302,975
Touchstone Baron Small Cap Growth (AdvantEdge)	8,180	8,684	(504)	31,774	64,017	24,976	99,565	74,589	170,380	169,876
Touchstone Baron Small Cap Growth (AnnuiChoice II)	7,519	5,244	2,275	17,340	56,432	5,625	73,542	67,917	141,689	143,964
Touchstone Baron Small Cap Growth (AnnuiChoice)	7,389	5,085	2,304	40,368	59,205	87,679	152,835	65,156	164,729	167,033
Touchstone Baron Small Cap Growth (GrandMaster flex3)	6,974	7,886	(912)	60,931	57,836	68,893	111,998	43,105	161,872	160,960
Touchstone Baron Small Cap Growth (Grandmaster)	5,407	4,539	868	46,154	43,043	29,063	47,014	17,951	107,148	108,016
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	84	46	38	9	667	670	1,839	1,169	1,845	1,883
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	2,760	1,255	1,505	1,603	21,979	(11,166)	29,238	40,404	63,986	65,491
Touchstone Baron Small Cap Growth (IQ Annuity)	43,635	45,087	(1,452)	87,541	347,693	29,114	579,851	550,737	985,971	984,519
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	492	146	346	9	3,914	—	834	834	4,757	5,103
Touchstone Baron Small Cap Growth (Pinnacle Plus)	3,661	5,447	(1,786)	66,790	29,190	39,241	47,890	8,649	104,629	102,843
Touchstone Conservative ETF (AdvantEdge)	5,949	5,435	514	4,629	9,846	28,185	35,956	7,771	22,246	22,760
Touchstone Conservative ETF (AnnuiChoice II)	19,369	15,289	4,080	21,083	40,569	85,421	112,832	27,411	89,063	93,143
Touchstone Conservative ETF (AnnuiChoice)	10,789	8,964	1,825	37,898	22,603	84,173	82,798	(1,375)	59,126	60,951
Touchstone Conservative ETF (GrandMaster flex3)	7,457	8,344	(887)	6,099	15,608	125	15,680	15,555	37,262	36,375
Touchstone Conservative ETF (Grandmaster)	2,133	1,330	803	5,830	4,483	3,280	171	(3,109)	7,204	8,007
Touchstone Conservative ETF (IQ Advisor Standard)	2,296	952	1,344	664	4,804	20,529	25,706	5,177	10,645	11,989
Touchstone Conservative ETF (IQ Annuity)	12,590	12,911	(321)	10,337	26,346	42,494	64,612	22,118	58,801	58,480
Touchstone Conservative ETF (Pinnacle)	2,702	2,083	619	875	5,657	8,661	11,946	3,285	9,817	10,436
Touchstone Conservative ETF (Pinnacle IV)	10,569	12,451	(1,882)	10,641	22,185	(13,991)	621	14,612	47,438	45,556
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	2,365	1,655	710	63	4,947	(193)	4,558	4,751	9,761	10,471
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	204	7	197	—	—	—	(22)	(22)	(22)	175
Touchstone Conservative ETF (Pinnacle Plus)	5,558	4,208	1,350	4,249	7,252	15,291	20,104	4,813	16,314	17,664

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Conservative ETF Fund (Pinnacle V)	$87,248	$87,033	$215	$127,851	$183,129	$68,024	$104,823	$36,799	$347,779	$347,994
Touchstone Core Bond (AdvantEdge)	6,053	3,384	2,669	(3,058)	799	(7,139)	(15,912)	(8,773)	(11,032)	(8,363)
Touchstone Core Bond (AnnuiChoice II)	6,783	2,402	4,381	378	889	(64)	(12,625)	(12,561)	(11,294)	(6,913)
Touchstone Core Bond (AnnuiChoice)	27,074	9,082	17,992	(8,808)	3,621	(31,218)	(74,284)	(43,066)	(48,253)	(30,261)
Touchstone Core Bond (GrandMaster flex3)	9,279	4,943	4,336	11	1,224	(7,351)	(25,136)	(17,785)	(16,550)	(12,214)
Touchstone Core Bond (Grandmaster)	49,535	22,850	26,685	(12,426)	6,551	(58,016)	(139,955)	(81,939)	(87,814)	(61,129)
Touchstone Core Bond (IQ Advisor Standard)	5,445	1,041	4,404	131	718	10,671	518	(10,153)	(9,304)	(4,900)
Touchstone Core Bond (IQ Annuity)	13,923	7,537	6,386	6,085	1,837	26,616	(7,330)	(33,946)	(26,024)	(19,638)
Touchstone Core Bond (Pinnacle)	19,730	9,000	10,730	2,229	2,678	36,303	(2,970)	(39,273)	(34,366)	(23,636)
Touchstone Core Bond (Pinnacle IV)	99,349	53,033	46,316	(52,152)	13,283	(138,815)	(276,145)	(137,330)	(176,199)	(129,883)
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	891	12	879	—	—	—	(917)	(917)	(917)	(38)
Touchstone Core Bond (Pinnacle Plus)	13,705	8,276	5,429	(4,760)	1,937	(16,297)	(37,974)	(21,677)	(24,500)	(19,071)
Touchstone Core Bond (PinnacleV)	149,313	71,996	77,317	(37,838)	19,975	(145,099)	(366,346)	(221,247)	(239,110)	(161,793)
Touchstone Enhanced ETF (AdvantEdge)	10,983	7,460	3,523	170,608	—	80,292	1	(80,291)	90,317	93,840
Touchstone Enhanced ETF (AnnuiChoice II)	3,013	1,466	1,547	46,558	—	21,774	—	(21,774)	24,784	26,331
Touchstone Enhanced ETF (AnnuiChoice)	8,780	3,985	4,795	98,496	—	18,857	(1)	(18,858)	79,638	84,433
Touchstone Enhanced ETF (GrandMaster flex3)	10,711	7,088	3,623	205,812	—	115,790	(1)	(115,791)	90,021	93,644
Touchstone Enhanced ETF (Grandmaster)	556	977	(421)	33,483	—	16,968	(2)	(16,970)	16,513	16,092
Touchstone Enhanced ETF (IQ Advisor Enhanced)	519	172	347	8,126	—	3,962	2	(3,960)	4,166	4,513
Touchstone Enhanced ETF (IQ Advisor Standard)	4,539	1,129	3,410	13,155	—	(23,355)	—	23,355	36,510	39,920
Touchstone Enhanced ETF (IQ Annuity)	76,397	48,495	27,902	902,808	—	244,581	—	(244,581)	658,227	686,129
Touchstone Enhanced ETF (Pinnacle)	7,001	3,991	3,010	139,001	—	81,377	—	(81,377)	57,624	60,634
Touchstone Enhanced ETF (Pinnacle IV)	10,817	7,824	2,993	272,456	—	161,108	(1)	(161,109)	111,347	114,340
Touchstone Enhanced ETF (Pinnacle Plus)	5,885	4,107	1,778	112,062	—	64,555	1	(64,554)	47,508	49,286
Touchstone Enhanced ETF (Pinnacle V)	1,071	998	73	25,976	—	12,491	—	(12,491)	13,485	13,558
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	5,630	3,763	1,867	2,748	1,097	59,248	93,673	34,425	38,270	40,137
Touchstone GMAB Aggressive ETF (Pinnacle IV)	17,292	13,682	3,610	50,060	3,370	196,831	265,186	68,355	121,785	125,395
Touchstone GMAB Aggressive ETF (Pinnacle V)	18,031	14,815	3,216	8,671	3,520	188,516	298,574	110,058	122,249	125,465
Touchstone GMAB Conservative ETF (AnnuiChoice II)	3,538	4,465	(927)	6,044	7,405	40,871	44,558	3,687	17,136	16,209
Touchstone GMAB Conservative ETF (Pinnacle IV)	8,349	12,145	(3,796)	7,434	17,477	79,463	94,239	14,776	39,687	35,891
Touchstone GMAB Conservative ETF (Pinnacle V)	8,274	12,637	(4,363)	5,355	17,319	88,000	104,498	16,498	39,172	34,809
Touchstone GMAB Moderate ETF (AnnuiChoice II)	544	494	50	169	—	6,536	10,052	3,516	3,685	3,735
Touchstone GMAB Moderate ETF (AnnuiChoice)	720	616	104	716	—	8,916	13,254	4,338	5,054	5,158
Touchstone GMAB Moderate ETF (Pinnacle IV)	19,411	21,395	(1,984)	53,158	—	234,913	319,611	84,698	137,856	135,872
Touchstone GMAB Moderate ETF(Pinnacle V)	16,589	19,440	(2,851)	41,637	—	206,914	284,057	77,143	118,780	115,929
Touchstone High Yield (AdvantEdge)	159,543	16,879	142,664	15,747	—	(25,408)	(122,378)	(96,970)	(81,223)	61,441
Touchstone High Yield (AnnuiChoice II)	21,639	1,477	20,162	1,768	—	3,797	(13,103)	(16,900)	(15,132)	5,030
Touchstone High Yield (AnnuiChoice)	36,537	3,181	33,356	7,580	—	9,956	(19,504)	(29,460)	(21,880)	11,476
Touchstone High Yield (GrandMaster flex3)	35,581	5,154	30,427	(984)	—	(877)	(20,163)	(19,286)	(20,270)	10,157
Touchstone High Yield (Grandmaster)	37,798	3,182	34,616	4,909	—	3,914	(27,505)	(31,419)	(26,510)	8,106
Touchstone High Yield (IQ Advisor Standard)	—	4	(4)	64	—	(21)	—	21	85	81

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone High Yield (IQ Annuity)	$72,512	$7,460	$65,052	$(3,475)	$—	$(4,756)	$(48,074)	$(43,318)	$(46,793)	$18,259
Touchstone High Yield (Pinnacle)	85,893	9,166	76,727	(3,788)	—	(6,114)	(56,438)	(50,324)	(54,112)	22,615
Touchstone High Yield (Pinnacle IV)	129,151	42,949	86,202	293,024	—	182,836	(108,408)	(291,244)	1,780	87,982
Touchstone High Yield (Pinnacle II Reduced M&E)	750	62	688	2	—	64	(429)	(493)	(491)	197
Touchstone High Yield (Pinnacle Plus Reduced M&E)	3,479	12	3,467	(1)	—	—	(3,414)	(3,414)	(3,415)	52
Touchstone High Yield (Pinnacle Plus)	33,645	5,656	27,989	4,323	—	449	(23,163)	(23,612)	(19,289)	8,700
Touchstone High Yield (PinnacleV)	173,833	81,529	92,304	309,539	—	110,847	(133,523)	(244,370)	65,169	157,473
Touchstone Large Cap Core Equity (AdvantEdge)	8,611	11,047	(2,436)	72,002	—	72,003	176,321	104,318	176,320	173,884
Touchstone Large Cap Core Equity (AnnuiChoice II)	7,870	5,307	2,563	32,882	—	47,147	131,866	84,719	117,601	120,164
Touchstone Large Cap Core Equity (AnnuiChoice)	7,980	5,934	2,046	83,590	—	145,711	219,254	73,543	157,133	159,179
Touchstone Large Cap Core Equity (GrandMaster flex3)	1,716	1,953	(237)	27,238	—	36,908	44,955	8,047	35,285	35,048
Touchstone Large Cap Core Equity (Grandmaster)	961	969	(8)	4,010	—	4,360	18,386	14,026	18,036	18,028
Touchstone Large Cap Core Equity (IQ Advisor Standard)	143	115	28	1,531	—	617	3,513	2,896	4,427	4,455
Touchstone Large Cap Core Equity (IQ Annuity)	5,338	5,769	(431)	9,869	—	54,546	146,970	92,424	102,293	101,862
Touchstone Large Cap Core Equity (Pinnacle)	96,945	89,166	7,779	89,395	—	265,237	1,904,994	1,639,757	1,729,152	1,736,931
Touchstone Large Cap Core Equity (Pinnacle IV)	46,707	49,989	(3,282)	504,698	—	177,400	427,409	250,009	754,707	751,425
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	5,928	4,255	1,673	10,770	—	2,286	83,782	81,496	92,266	93,939
Touchstone Large Cap Core Equity (Pinnacle Plus)	4,842	6,248	(1,406)	36,123	—	35,230	96,302	61,072	97,195	95,789
Touchstone Large Cap Core Equity (PinnacleV)	92,225	103,412	(11,187)	983,030	—	308,289	720,785	412,496	1,395,526	1,384,339
Touchstone Mid Cap Growth (AdvantEdge)	—	881	(881)	12,292	2,434	155	4,954	4,799	19,525	18,644
Touchstone Mid Cap Growth (AnnuiChoice II)	—	14,914	(14,914)	(27,327)	24,620	153,292	543,307	390,015	387,308	372,394
Touchstone Mid Cap Growth (AnnuiChoice)	—	16,436	(16,436)	272,457	28,413	571,476	755,647	184,171	485,041	468,605
Touchstone Mid Cap Growth (GrandMaster flex3)	—	5,634	(5,634)	60,125	3,960	7,807	37,095	29,288	93,373	87,739
Touchstone Mid Cap Growth (Grandmaster)	—	2,127	(2,127)	29,373	2,804	18,154	29,291	11,137	43,314	41,187
Touchstone Mid Cap Growth (IQ Advisor Standard)	—	33	(33)	18	105	2,165	3,664	1,499	1,622	1,589
Touchstone Mid Cap Growth (IQ Annuity)	—	11,495	(11,495)	105,385	16,343	192,502	304,998	112,496	234,224	222,729
Touchstone Mid Cap Growth (Pinnacle)	—	7,925	(7,925)	95,192	10,520	203,627	270,713	67,086	172,798	164,873
Touchstone Mid Cap Growth (Pinnacle IV)	—	26,980	(26,980)	248,567	33,958	340,100	605,479	265,379	547,904	520,924
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	—	74	(74)	15	128	242	2,089	1,847	1,990	1,916
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	—	84	(84)	7	455	—	2,623	2,623	3,085	3,001
Touchstone Mid Cap Growth (Pinnacle Plus)	—	5,907	(5,907)	36,165	6,019	33,381	96,847	63,466	105,650	99,743
Touchstone Mid Cap Growth (PinnacleV)	—	30,681	(30,681)	65,795	41,521	161,090	638,491	477,401	584,717	554,036
Touchstone Moderate ETF (AdvantEdge)	20,194	16,954	3,240	8,250	—	93,335	223,541	130,206	138,456	141,696
Touchstone Moderate ETF (AnnuiChoice II)	42,554	26,582	15,972	76,533	—	365,128	593,356	228,228	304,761	320,733
Touchstone Moderate ETF (AnnuiChoice)	45,697	28,153	17,544	137,161	—	433,763	678,690	244,927	382,088	399,632
Touchstone Moderate ETF (GrandMaster flex3)	33,253	27,142	6,111	29,116	—	383,409	583,487	200,078	229,194	235,305
Touchstone Moderate ETF (Grandmaster)	4,304	2,429	1,875	17,294	—	19,416	26,408	6,992	24,286	26,161
Touchstone Moderate ETF (IQ Advisor Enhanced)	879	362	517	80	—	6,110	11,949	5,839	5,919	6,436
Touchstone Moderate ETF (IQ Advisor Standard)	1,588	568	1,020	14,016	—	23,494	23,054	(440)	13,576	14,596
Touchstone Moderate ETF (IQ Annuity)	36,192	28,716	7,476	35,382	—	233,755	460,347	226,592	261,974	269,450
Touchstone Moderate ETF (Pinnacle)	9,089	7,031	2,058	17,128	—	54,277	106,636	52,359	69,487	71,545

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle IV)	$63,628	$49,998	$13,630	$171,080	$—	$793,550	$1,079,436	$285,886	$456,966	$470,596
Touchstone Moderate ETF (Pinnacle Plus)	7,206	6,685	521	25,385	—	93,709	122,236	28,527	53,912	54,433
Touchstone Moderate ETF (Pinnacle V)	73,302	63,929	9,373	217,783	—	391,268	703,419	312,151	529,934	539,307
Touchstone Money Market (AdvantEdge)	140	22,559	(22,419)	—	—	(6)	(6)	—	—	(22,419)
Touchstone Money Market (AnnuiChoice II)	128	14,752	(14,624)	—	—	(12)	(12)	—	—	(14,624)
Touchstone Money Market (AnnuiChoice)	118	11,801	(11,683)	—	—	—	—	—	—	(11,683)
Touchstone Money Market (GrandMaster flex3)	202	31,466	(31,264)	—	—	(9)	(9)	—	—	(31,264)
Touchstone Money Market (Grandmaster)	358	48,590	(48,232)	—	—	(9)	(9)	—	—	(48,232)
Touchstone Money Market (IQ Advisor Enhanced)	2	145	(143)	—	—	(1)	(1)	—	—	(143)
Touchstone Money Market (IQ Annuity)	34	4,912	(4,878)	—	—	35	35	—	—	(4,878)
Touchstone Money Market (IQ3)	236	34,472	(34,236)	—	—	(20)	(20)	—	—	(34,236)
Touchstone Money Market (Pinnacle)	304	41,584	(41,280)	—	—	(23)	(23)	—	—	(41,280)
Touchstone Money Market (Pinnacle IV)	550	80,184	(79,634)	—	—	(35)	(35)	—	—	(79,634)
Touchstone Money Market (Pinnacle II Reduced M&E)	5	518	(513)	—	—	—	—	—	—	(513)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	—	1	(1)	—	—	—	—	—	—	(1)
Touchstone Money Market (Pinnacle Plus)	93	15,692	(15,599)	—	—	(8)	(8)	—	—	(15,599)
Touchstone Money Market (Pinnacle V)	817	127,369	(126,552)	—	—	(41)	(41)	—	—	(126,552)
Touchstone Third Avenue Value (AdvantEdge)	6,640	4,814	1,826	62,405	—	23,196	23,200	4	62,409	64,235
Touchstone Third Avenue Value (AnnuiChoice II)	34,758	9,487	25,271	40,846	—	130,839	234,746	103,907	144,753	170,024
Touchstone Third Avenue Value (AnnuiChoice)	73,018	17,866	55,152	149,880	—	292,303	459,425	167,122	317,002	372,154
Touchstone Third Avenue Value (GrandMaster flex3)	23,093	8,892	14,201	50,685	—	78,170	129,030	50,860	101,545	115,746
Touchstone Third Avenue Value (Grandmaster)	30,882	11,131	19,751	5,927	—	87,209	228,375	141,166	147,093	166,844
Touchstone Third Avenue Value (IQ Advisor Enhanced)	59	11	48	3	—	179	408	229	232	280
Touchstone Third Avenue Value (IQ Advisor Standard)	14,085	2,112	11,973	26,578	—	65,665	100,648	34,983	61,561	73,534
Touchstone Third Avenue Value (IQ Annuity)	93,847	32,973	60,874	(70,196)	—	233,052	700,206	467,154	396,958	457,832
Touchstone Third Avenue Value (Pinnacle)	212,263	72,648	139,615	(453,226)	—	162,667	1,560,885	1,398,218	944,992	1,084,607
Touchstone Third Avenue Value (Pinnacle IV)	105,197	40,958	64,239	397,712	—	563,238	670,721	107,483	505,195	569,434
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	23,677	5,338	18,339	825	—	18,379	99,666	81,287	82,112	100,451
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	1,300	89	1,211	170	—	—	1,018	1,018	1,188	2,399
Touchstone Third Avenue Value (Pinnacle Plus)	36,875	16,206	20,669	55,676	—	63,541	172,436	108,895	164,571	185,240
Touchstone Third Avenue Value (Pinnacle V)	23,999	7,958	16,041	16,454	—	36,529	107,531	71,002	87,456	103,497
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	21,409	19,266	2,143	41,407	63,073	87,653	220,014	132,361	236,841	238,984
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	89	62	27	5	250	43	712	669	924	951
Fidelity VIP Overseas (Pinnacle)	2,674	2,897	(223)	(19,810)	733	(55,587)	16,766	72,353	53,276	53,053
Fidelity VIP Overseas (Pinnacle IV)	1,502	1,642	(140)	(7,847)	412	(17,030)	18,974	36,004	28,569	28,429
Fidelity VIP Equity-Income (Grandmaster)	242,977	135,278	107,699	(56,575)	644,449	(858,066)	747,763	1,605,829	2,193,703	2,301,402
Fidelity VIP Equity-Income (Pinnacle)	63,812	34,737	29,075	(86,202)	169,120	(693,166)	(207,663)	485,503	568,421	597,496
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	1,223	526	697	78	3,230	682	7,716	7,034	10,342	11,039
Fidelity VIP Growth (Grandmaster)	19,024	93,110	(74,086)	463,511	4,530	1,505,110	3,148,702	1,643,592	2,111,633	2,037,547
Fidelity VIP High Income (Grandmaster)	148,734	35,807	112,927	65,772	—	19,877	(56,169)	(76,046)	(10,274)	102,653

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster)	$93,127	$84,262	$8,865	$119,623	$14,425	$387,371	$1,052,245	$664,874	$798,922	$807,787
Fidelity VIP II Contrafund (Grandmaster)	121,452	155,954	(34,502)	71,154	3,234	(1,112,964)	1,817,973	2,930,937	3,005,325	2,970,823
Fidelity VIP II Contrafund (Pinnacle)	67,452	85,730	(18,278)	60,987	1,796	2,463,848	4,069,598	1,605,750	1,668,533	1,650,255
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	789	787	2	130	21	2,428	20,886	18,458	18,609	18,611
Fidelity VIP II Index 500 (Grandmaster)	86,414	62,415	23,999	134,325	45,403	(270,574)	738,041	1,008,615	1,188,343	1,212,342
Fidelity VIP II Index 500 (IQ Annuity)	6,709	5,132	1,577	6,293	3,428	82,735	163,795	81,060	90,781	92,358
Fidelity VIP II Index 500 (Pinnacle)	48,996	37,501	11,495	5,217	27,881	(107,989)	575,832	683,821	716,919	728,414
Fidelity VIP II Index 500 (Pinnacle IV)	3,241	2,849	392	2,238	1,892	8,202	54,685	46,483	50,613	51,005
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	761	479	282	1,368	428	1,564	10,955	9,391	11,187	11,469
Fidelity VIP II Investment Grade Bond (Pinnacle)	42,089	25,114	16,975	6,773	21,587	90,992	(13,301)	(104,293)	(75,933)	(58,958)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	19,286	12,620	6,666	7,622	9,892	53,575	814	(52,761)	(35,247)	(28,581)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	1,070	1,589	(519)	(1,648)	549	549	(2,367)	(2,916)	(4,015)	(4,534)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	8,323	3,582	4,741	1,442	4,269	18,776	(1,415)	(20,191)	(14,480)	(9,739)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	1,250	604	646	21	640	2,614	(239)	(2,853)	(2,192)	(1,546)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	4,699	3,177	1,522	640	2,410	12,544	1,060	(11,484)	(8,434)	(6,912)
Fidelity VIP II Investment Grade Bond (Grandmaster)	57,316	34,118	23,198	9,029	29,397	108,421	(33,097)	(141,518)	(103,092)	(79,894)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	22,966	14,803	8,163	3,715	11,780	50,556	(6,005)	(56,561)	(41,066)	(32,903)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	101	21	80	(20)	53	—	(83)	(83)	(50)	30
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	1,247	1,164	83	786	639	3,915	(72)	(3,987)	(2,562)	(2,479)
Fidelity VIP III Balanced (Grandmaster)	26,350	24,081	2,269	49,985	82,608	131,393	295,875	164,482	297,075	299,344
Fidelity VIP Overseas (AnnuiChoice)	1,641	1,196	445	(3,171)	450	(14,395)	18,667	33,062	30,341	30,786
Fidelity VIP Overseas (AnnuiChoice II)	826	706	120	(3,276)	227	(22,024)	(3,358)	18,666	15,617	15,737
Fidelity VIP Overseas (Grandmaster flex3)	31	35	(4)	16	8	6,934	7,469	535	559	555
Fidelity VIP Overseas (Grandmaster)	33,119	33,511	(392)	(85,213)	9,079	(655,491)	48,268	703,759	627,625	627,233
Fidelity VIP Overseas (IQ Annuity)	318	327	(9)	(42)	87	(1,840)	3,851	5,691	5,736	5,727
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	—	1	(1)	45	—	—	—	—	45	44
Fidelity VIP Overseas (Pinnacle Plus)	691	843	(152)	4,269	190	6,915	15,373	8,458	12,917	12,765
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	8,114	5,374	2,740	(9,219)	22,556	(62,475)	7,576	70,051	83,388	86,128
Fidelity VIP Growth (IQ Annuity)	717	5,468	(4,751)	8,901	259	163,642	270,182	106,540	115,700	110,949
Fidelity VIP Growth (Pinnacle)	999	7,196	(6,197)	32,212	361	22,269	154,345	132,076	164,649	158,452
Fidelity VIP Growth (Pinnacle II Reduced M&E)	3	16	(13)	3	1	24	494	470	474	461
Fidelity VIP High Income (IQ Annuity)	18,674	5,465	13,209	12,898	—	3,815	(8,176)	(11,991)	907	14,116
Fidelity VIP II Asset Manager (IQ Annuity)	220	924	(704)	23,779	33	18,607	2,860	(15,747)	8,065	7,361
Fidelity VIP II Contrafund (IQ Annuity)	8,843	12,733	(3,890)	2,309	259	184,466	409,343	224,877	227,445	223,555
Fidelity VIP III Balanced (IQ Annuity)	1,808	1,875	(67)	1,041	5,747	10,102	24,521	14,419	21,207	21,140
Fidelity VIP III Mid Cap (Grandmaster)	4,953	17,937	(12,984)	29,263	158,254	120,859	335,317	214,458	401,975	388,991
Fidelity VIP III Mid Cap (IQ Annuity)	3,288	12,525	(9,237)	11,857	104,267	24,008	167,148	143,140	259,264	250,027
Fidelity VIP III Mid Cap (Pinnacle)	14,455	49,204	(34,749)	27,738	455,993	(93,916)	534,353	628,269	1,112,000	1,077,251
Fidelity VIP Overseas (IQ Annuity)	427	473	(46)	(157)	127	(1,897)	6,457	8,354	8,324	8,278

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	$3,206	$3,451	$(245)	$105	$594	$29,399	$59,409	$30,010	$30,709	$30,464
Fidelity VIP Asset Manager (AdvantEdge)	1,206	1,432	(226)	1,712	224	10,829	20,441	9,612	11,548	11,322
Fidelity VIP Asset Manager (AnnuiChoice II)	1,180	959	221	1,860	219	1,444	10,432	8,988	11,067	11,288
Fidelity VIP Asset Manager (AnnuiChoice)	3,587	2,650	937	5,772	665	20,035	47,377	27,342	33,779	34,716
Fidelity VIP Asset Manager (GrandMaster flex3)	1,616	1,836	(220)	874	300	32,352	46,434	14,082	15,256	15,036
Fidelity VIP Asset Manager (IQ Advisor Standard)	39	14	25	124	7	36	172	136	267	292
Fidelity VIP Asset Manager (Pinnacle)	364	323	41	3,642	68	2,469	2,180	(289)	3,421	3,462
Fidelity VIP Asset Manager (Pinnacle IV)	1,476	1,677	(201)	4,850	273	25,208	34,724	9,516	14,639	14,438
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	—	4	(4)	—	—	—	105	105	105	101
Fidelity VIP Asset Manager (Pinnacle Plus)	1,000	1,208	(208)	9,173	186	14,099	14,179	80	9,439	9,231
Fidelity VIP Asset Manager (Pinnacle V)	5,688	6,089	(401)	7,394	1,057	51,103	93,519	42,416	50,867	50,466
Fidelity VIP Balanced (AdvantEdge)	3,255	3,825	(570)	7,189	11,023	20,042	40,585	20,543	38,755	38,185
Fidelity VIP Balanced (AnnuiChoice II)	7,407	5,776	1,631	9,531	22,383	35,745	85,198	49,453	81,367	82,998
Fidelity VIP Balanced (AnnuiChoice)	8,466	6,347	2,119	17,416	27,828	40,602	97,261	56,659	101,903	104,022
Fidelity VIP Balanced (GrandMaster flex3)	3,946	4,849	(903)	9,303	14,235	15,385	42,639	27,254	50,792	49,889
Fidelity VIP Balanced (Grandmaster)	16,167	16,917	(750)	7,719	56,092	53,077	191,222	138,145	201,956	201,206
Fidelity VIP Balanced (IQ Advisor Standard)	2,235	1,077	1,158	1,337	8,164	170	19,774	19,604	29,105	30,263
Fidelity VIP Balanced (IQ3)	10,972	11,526	(554)	14,855	36,010	57,992	135,672	77,680	128,545	127,991
Fidelity VIP Balanced (Pinnacle)	5,254	6,576	(1,322)	42,487	20,274	31,394	48,379	16,985	79,746	78,424
Fidelity VIP Balanced (Pinnacle IV)	16,528	18,868	(2,340)	62,738	57,854	121,941	212,059	90,118	210,710	208,370
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	358	106	252	35	583	—	1,496	1,496	2,114	2,366
Fidelity VIP Balanced (Pinnacle Plus)	1,815	2,418	(603)	6,211	6,310	5,397	15,916	10,519	23,040	22,437
Fidelity VIP Balanced (Pinnacle V)	12,802	14,319	(1,517)	21,324	41,162	60,673	146,456	85,783	148,269	146,752
Fidelity VIP Contrafund (AdvantEdge)	26,417	47,844	(21,427)	205,909	925	317,428	876,441	559,013	765,847	744,420
Fidelity VIP Contrafund (AnnuiChoice II)	28,361	36,331	(7,970)	125,082	993	541,237	1,234,608	693,371	819,446	811,476
Fidelity VIP Contrafund (AnnuiChoice)	27,475	33,864	(6,389)	306,146	962	915,196	1,488,113	572,917	880,025	873,636
Fidelity VIP Contrafund (GrandMaster flex3)	13,555	25,025	(11,470)	176,378	475	396,975	638,636	241,661	418,514	407,044
Fidelity VIP Contrafund (IQ Advisor Standard)	1,651	1,180	471	4,855	58	2,666	46,528	43,862	48,775	49,246
Fidelity VIP Contrafund (IQ3)	39,115	69,759	(30,644)	81,237	1,370	680,677	1,837,276	1,156,599	1,239,206	1,208,562
Fidelity VIP Contrafund (Pinnacle IV)	51,530	99,454	(47,924)	1,269,682	1,805	2,369,125	2,892,569	523,444	1,794,931	1,747,007
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	820	706	114	277	29	(628)	16,632	17,260	17,566	17,680
Fidelity VIP Contrafund (Pinnacle Plus)	11,284	22,721	(11,437)	183,303	395	147,267	291,840	144,573	328,271	316,834
Fidelity VIP Contrafund (Pinnacle V)	78,455	126,573	(48,118)	209,790	2,747	761,547	2,661,102	1,899,555	2,112,092	2,063,974
Fidelity VIP Disciplined Small Cap (Advantedge)	7	47	(40)	29	226	920	1,602	682	937	897
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	69	531	(462)	6,041	2,663	3,830	9,141	5,311	14,015	13,553
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	227	1,029	(802)	4,266	8,223	26,332	46,714	20,382	32,871	32,069
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	86	633	(547)	119	3,127	6,743	16,438	9,695	12,941	12,394
Fidelity VIP Disciplined Small Cap (GrandMaster)	88	522	(434)	2,527	3,122	7,032	13,664	6,632	12,281	11,847
Fidelity VIP Disciplined Small Cap (IQ Annuity)	115	893	(778)	2,578	4,356	11,832	24,274	12,442	19,376	18,598
Fidelity VIP Disciplined Small Cap (Pinnacle)	361	2,426	(2,065)	26,073	13,286	41,860	60,478	18,618	57,977	55,912
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	684	4,500	(3,816)	2,918	24,676	4,246	75,213	70,967	98,561	94,745

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	$64	$132	$(68)	$89	$2,104	$(1)	$(103)	$(102)	$2,091	$2,023
Fidelity VIP Disciplined Small Cap (Pinnacle V)	909	3,993	(3,084)	3,687	30,743	1,120	49,358	48,238	82,668	79,584
Fidelity VIP Equity-Income (AnnuiChoice II)	8,953	4,892	4,061	24,206	26,461	47,626	88,363	40,737	91,404	95,465
Fidelity VIP Equity-Income (AdvantEdge)	16,331	6,535	9,796	15,040	46,952	14,799	28,381	13,582	75,574	85,370
Fidelity VIP Equity-Income (AnnuiChoice)	28,495	12,925	15,570	(17,316)	84,145	9,407	227,346	217,939	284,768	300,338
Fidelity VIP Equity-Income (GrandMaster flex3)	4,532	3,266	1,266	23,639	13,432	40,043	50,231	10,188	47,259	48,525
Fidelity VIP Equity-Income (IQ Advisor Standard)	331	138	193	1,033	1,003	(579)	2,209	2,788	4,824	5,017
Fidelity VIP Equity-Income (IQ3)	16,686	10,746	5,940	1,523	48,972	72,033	179,417	107,384	157,879	163,819
Fidelity VIP Equity-Income (Pinnacle IV)	23,748	13,580	10,168	46,725	70,097	154,481	278,681	124,200	241,022	251,190
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	9,578	1,883	7,695	6	27,105	—	(8,026)	(8,026)	19,085	26,780
Fidelity VIP Equity-Income (Pinnacle Plus)	10,953	12,159	(1,206)	75,396	33,263	(2,575)	60,076	62,651	171,310	170,104
Fidelity VIP Equity-Income (Pinnacle V)	35,970	19,984	15,986	61,185	104,720	50,332	140,472	90,140	256,045	272,031
Fidelity VIP Freedom 2010 (Advantedge)	2,911	3,212	(301)	5,383	2,321	21,504	35,753	14,249	21,953	21,652
Fidelity VIP Freedom 2010 (AnnuiChoice II)	2,607	2,169	438	9,767	2,118	25,911	35,269	9,358	21,243	21,681
Fidelity VIP Freedom 2010 (AnnuiChoice)	71	50	21	13	58	36	505	469	540	561
Fidelity VIP Freedom 2010 (GrandMaster flex3)	—	268	(268)	1,391	635	(1,252)	(1)	1,251	3,277	3,009
Fidelity VIP Freedom 2010 (GrandMaster)	700	606	94	120	524	4,247	8,442	4,195	4,839	4,933
Fidelity VIP Freedom 2010 (IQ Annuity)	798	1,243	(445)	27,265	1,244	29,628	13,021	(16,607)	11,902	11,457
Fidelity VIP Freedom 2010 (Pinnacle)	210	100	110	630	78	181	266	85	793	903
Fidelity VIP Freedom 2010 (Pinnacle IV)	938	952	(14)	311	777	909	6,895	5,986	7,074	7,060
Fidelity VIP Freedom 2010 (Pinnacle Plus)	327	369	(42)	27	258	245	2,348	2,103	2,388	2,346
Fidelity VIP Freedom 2010 (Pinnacle V)	10,294	10,648	(354)	12,859	8,305	19,225	72,544	53,319	74,483	74,129
Fidelity VIP Freedom 2015 (AdvantEdge)	1,429	2,183	(754)	10,386	1,969	7,723	11,161	3,438	15,793	15,039
Fidelity VIP Freedom 2015 (AnnuiChoice II)	1,966	1,565	401	(616)	1,937	11,835	27,107	15,272	16,593	16,994
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	4,928	1,885	3,043	177	4,620	12,308	43,998	31,690	36,487	39,530
Fidelity VIP Freedom 2015 (IQ Annuity)	702	924	(222)	3,426	1,168	5,826	10,228	4,402	8,996	8,774
Fidelity VIP Freedom 2015 (Pinnacle)	1,569	668	901	1,367	520	1,178	4,547	3,369	5,256	6,157
Fidelity VIP Freedom 2015 (Pinnacle IV)	210	208	2	194	214	385	1,614	1,229	1,637	1,639
Fidelity VIP Freedom 2015 (Pinnacle Plus)	814	1,931	(1,117)	16,785	1,471	13,781	9,756	(4,025)	14,231	13,114
Fidelity VIP Freedom 2015 (Pinnacle V)	27,314	25,928	1,386	14,288	24,363	181,572	335,297	153,725	192,376	193,762
Fidelity VIP Freedom 2020 (AdvantEdge)	2,826	3,379	(553)	36,142	3,440	28,087	15,881	(12,206)	27,376	26,823
Fidelity VIP Freedom 2020 (AnnuiChoice II)	10,155	7,488	2,667	22,210	8,687	133,020	186,844	53,824	84,721	87,388
Fidelity VIP Freedom 2020 (AnnuiChoice)	569	360	209	28	486	6,631	10,758	4,127	4,641	4,850
Fidelity VIP Freedom 2020 (GrandMaster)	673	576	97	169	575	8,244	12,994	4,750	5,494	5,591
Fidelity VIP Freedom 2020 (Pinnacle IV)	849	1,438	(589)	18,405	1,118	19,146	12,830	(6,316)	13,207	12,618
Fidelity VIP Freedom 2020 (Pinnacle)	131	54	77	14	46	—	357	357	417	494
Fidelity VIP Freedom 2020 (Pinnacle Plus)	308	597	(289)	5,127	263	3,554	1,262	(2,292)	3,098	2,809
Fidelity VIP Freedom 2020 (Pinnacle V)	56,481	52,926	3,555	214,479	46,431	288,476	481,100	192,624	453,534	457,089
Fidelity VIP Freedom 2025 (Advantedge)	2,434	1,772	662	158	1,506	—	13,568	13,568	15,232	15,894
Fidelity VIP Freedom 2025 (AnnuiChoice II)	2,627	1,805	822	(1,581)	2,229	13,130	38,527	25,397	26,045	26,867
Fidelity VIP Freedom 2025 (GrandMaster)	35	29	6	(1)	35	(44)	268	312	346	352

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (IQ Annuity)	$552	$108	$444	$3	$250	$—	$1,066	$1,066	$1,319	$1,763
Fidelity VIP Freedom 2025 (Pinnacle)	69	56	13	14	67	525	1,121	596	677	690
Fidelity VIP Freedom 2025 (Pinnacle IV)	434	381	53	27	423	737	4,556	3,819	4,269	4,322
Fidelity VIP Freedom 2025 (Pinnacle Plus)	145	147	(2)	(7)	142	144	1,440	1,296	1,431	1,429
Fidelity VIP Freedom 2025 (Pinnacle V)	36,631	33,051	3,580	43,644	35,207	191,679	458,367	266,688	345,539	349,119
Fidelity VIP Freedom 2030 (AnnuiChoice II)	1,255	1,029	226	6,132	1,173	23,283	32,868	9,585	16,890	17,116
Fidelity VIP Freedom 2030 (IQ Annuity)	1,188	1,038	150	121	1,015	3,770	15,210	11,440	12,576	12,726
Fidelity VIP Freedom 2030 (Pinnacle IV)	6	6	—	1	6	41	108	67	74	74
Fidelity VIP Freedom 2030 (Pinnacle V)	3,946	4,040	(94)	4,779	3,697	62,652	100,656	38,004	46,480	46,386
Fidelity VIP Growth (AnnuiChoice II)	109	2,380	(2,271)	22,161	167	17,255	59,194	41,939	64,267	61,996
Fidelity VIP Growth (GrandMaster)	224	6,927	(6,703)	35,268	342	32,306	153,716	121,410	157,020	150,317
Fidelity VIP Growth (AdvantEdge)	39	1,719	(1,680)	16,993	59	498	16,009	15,511	32,563	30,883
Fidelity VIP Growth (AnnuiChoice)	158	3,598	(3,440)	39,942	241	65,081	136,585	71,504	111,687	108,247
Fidelity VIP Growth (GrandMaster flex3)	74	2,660	(2,586)	41,001	111	40,076	52,350	12,274	53,386	50,800
Fidelity VIP Growth (IQ Advisor Standard)	2	31	(29)	4	4	134	1,752	1,618	1,626	1,597
Fidelity VIP Growth (IQ3)	206	6,635	(6,429)	21,506	314	94,227	212,377	118,150	139,970	133,541
Fidelity VIP Growth (Pinnacle)	84	2,453	(2,369)	4,882	129	12,340	62,551	50,211	55,222	52,853
Fidelity VIP Growth (Pinnacle IV)	397	12,801	(12,404)	214,257	603	120,986	169,533	48,547	263,407	251,003
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	4	20	(16)	1	5	—	583	583	589	573
Fidelity VIP Growth (Pinnacle Plus)	52	2,585	(2,533)	43,046	80	21,957	25,036	3,079	46,205	43,672
Fidelity VIP Growth (Pinnacle V)	574	14,419	(13,845)	19,921	874	26,599	296,395	269,796	290,591	276,746
Fidelity VIP High Income (AdvantEdge)	60,722	17,812	42,910	7,390	—	(49,183)	(28,396)	20,787	28,177	71,087
Fidelity VIP High Income (AnnuiChoice II)	49,586	8,830	40,756	17,746	—	8,539	(23,765)	(32,304)	(14,558)	26,198
Fidelity VIP High Income (AnnuiChoice)	28,650	5,633	23,017	34,520	—	19,575	(13,826)	(33,401)	1,119	24,136
Fidelity VIP High Income (GrandMaster flex3)	701,730	186,789	514,941	211,551	—	77,145	(325,523)	(402,668)	(191,117)	323,824
Fidelity VIP High Income (IQ Advisor Standard)	161	10	151	—	—	—	(125)	(125)	(125)	26
Fidelity VIP High Income (IQ3)	68,648	20,267	48,381	33,890	—	396	(31,969)	(32,365)	1,525	49,906
Fidelity VIP High Income (Pinnacle)	353,518	76,161	277,357	97,186	—	29,680	(163,213)	(192,893)	(95,707)	181,650
Fidelity VIP High Income (Pinnacle IV)	39,621	10,376	29,245	31,455	—	13,957	(18,432)	(32,389)	(934)	28,311
Fidelity VIP High Income (Pinnacle II Reduced M&E)	23,937	4,176	19,761	6,798	—	2,860	(11,133)	(13,993)	(7,195)	12,566
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	—	6	(6)	1	—	—	27	27	28	22
Fidelity VIP High Income (Pinnacle Plus)	12,448	1,849	10,599	(935)	—	1,097	(385)	(1,482)	(2,417)	8,182
Fidelity VIP High Income (Pinnacle V)	57,057	15,170	41,887	13,879	—	65,460	47,802	(17,658)	(3,779)	38,108
Fidelity VIP II Index 500 (Pinnacle)	14,092	9,349	4,743	84,844	7,129	77,234	158,681	81,447	173,420	178,163
Fidelity VIP II Index 500 (Pinnacle IV)	29,133	25,415	3,718	79,174	18,614	255,836	617,848	362,012	459,800	463,518
Fidelity VIP II Index 500 (Pinnacle V)	53,648	42,075	11,573	121,105	24,408	212,236	743,809	531,573	677,086	688,659
Fidelity VIP Index 500 (AdvantEdge)	18,179	18,776	(597)	86,714	11,687	111,954	314,304	202,350	300,751	300,154
Fidelity VIP Index 500 (AnnuiChoice II)	22,195	13,997	8,198	70,257	11,051	106,876	333,186	226,310	307,618	315,816
Fidelity VIP Index 500 (AnnuiChoice)	23,163	11,762	11,401	108,760	12,735	152,566	337,446	184,880	306,375	317,776
Fidelity VIP Index 500 (Grandmaster flex3)	15,766	8,060	7,706	72,705	8,304	13,903	71,900	57,997	139,006	146,712
Fidelity VIP Index 500 (Grandmaster)	10,990	8,679	2,311	5,985	6,052	59,494	211,805	152,311	164,348	166,659

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ Advisor Standard)	$4,289	$1,589	$2,700	$7,607	$2,649	$10,871	$66,585	$55,714	$65,970	$68,670
Fidelity VIP Index 500 (IQ3)	31,352	25,232	6,120	140,652	17,971	133,958	413,510	279,552	438,175	444,295
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	974	200	774	55	140	—	4,833	4,833	5,028	5,802
Fidelity VIP Index 500 (Pinnacle Plus)	4,200	4,340	(140)	34,903	2,687	26,264	55,288	29,024	66,614	66,474
Fidelity VIP Investment Grade Bond (AdvantEdge)	36,525	25,285	11,240	(3,612)	20,890	1,867	(84,577)	(86,444)	(69,166)	(57,926)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	48,575	22,299	26,276	11,424	27,782	15,677	(110,472)	(126,149)	(86,943)	(60,667)
Fidelity VIP Investment Grade Bond (AnnuiChoice)	44,413	21,600	22,813	23,090	25,401	139,734	1,737	(137,997)	(89,506)	(66,693)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	9,106	8,494	612	15,729	5,207	19,153	(23,052)	(42,205)	(21,269)	(20,657)
Fidelity VIP Investment Grade Bond (GrandMaster)	25,192	18,235	6,957	7,013	14,409	17,081	(59,890)	(76,971)	(55,549)	(48,592)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	3,530	1,103	2,427	(1,593)	2,020	(732)	(9,142)	(8,410)	(7,983)	(5,556)
Fidelity VIP Investment Grade Bond (IQ3)	35,772	24,504	11,268	49,013	20,459	46,272	(95,344)	(141,616)	(72,144)	(60,876)
Fidelity VIP Investment Grade Bond (Pinnacle)	32,593	22,933	9,660	19,544	18,642	77,445	(30,902)	(108,347)	(70,161)	(60,501)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	15,672	13,427	2,245	(2,666)	8,964	15,201	(29,589)	(44,790)	(38,492)	(36,247)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	230	124	106	(12)	132	25	(559)	(584)	(464)	(358)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	202	24	178	—	116	—	(331)	(331)	(215)	(37)
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	8,122	7,550	572	(2,516)	4,644	2,563	(18,342)	(20,905)	(18,777)	(18,205)
Fidelity VIP Investment Grade Bond (Pinnacle V)	142,134	83,331	58,803	6,005	81,293	(28,231)	(357,945)	(329,714)	(242,416)	(183,613)
Fidelity VIP Mid Cap (AdvantEdge)	1,024	6,137	(5,113)	21,735	48,522	(8,587)	32,259	40,846	111,103	105,990
Fidelity VIP Mid Cap (AnnuiChoice II)	2,402	9,753	(7,351)	39,378	114,739	50,952	155,128	104,176	258,293	250,942
Fidelity VIP Mid Cap (AnnuiChoice)	3,232	12,802	(9,570)	159,042	157,098	224,588	298,177	73,589	389,729	380,159
Fidelity VIP Mid Cap (GrandMaster flex3)	1,644	9,146	(7,502)	82,297	78,614	84,914	97,706	12,792	173,703	166,201
Fidelity VIP Mid Cap (Grandmaster)	1,133	5,477	(4,344)	5,990	54,217	(16,253)	43,844	60,097	120,304	115,960
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	30	82	(52)	17	1,420	400	2,144	1,744	3,181	3,129
Fidelity VIP Mid Cap (IQ Advisor Standard)	543	1,213	(670)	2,296	26,060	(1,899)	27,334	29,233	57,589	56,919
Fidelity VIP Mid Cap (IQ Annuity)	6,673	35,621	(28,948)	66,835	319,863	(36,346)	302,792	339,138	725,836	696,888
Fidelity VIP Mid Cap (Pinnacle)	2,203	10,406	(8,203)	47,422	105,044	61,849	143,176	81,327	233,793	225,590
Fidelity VIP Mid Cap (Pinnacle IV)	8,447	48,462	(40,015)	367,887	411,976	368,127	616,366	248,239	1,028,102	988,087
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	—	15	(15)	294	—	—	395	395	689	674
Fidelity VIP Mid Cap (Pinnacle Plus)	1,552	9,637	(8,085)	55,286	74,523	70,680	115,522	44,842	174,651	166,566
Fidelity VIP Mid Cap (Pinnacle V)	5,038	26,522	(21,484)	47,748	238,230	9,429	234,216	224,787	510,765	489,281
Fidelity VIP Overseas (AdvantEdge)	5,792	9,308	(3,516)	43,627	1,996	44,184	147,126	102,942	148,565	145,049
Fidelity VIP Overseas (AnnuiChoice II)	4,253	4,578	(325)	13,235	1,466	14,247	99,134	84,887	99,588	99,263
Fidelity VIP Overseas (AnnuiChoice)	4,354	4,170	184	47,137	1,500	62,519	118,981	56,462	105,099	105,283
Fidelity VIP Overseas (GrandMaster flex3)	2,164	3,062	(898)	8,243	746	23,093	64,233	41,140	50,129	49,231
Fidelity VIP Overseas (GrandMaster)	7,083	7,546	(463)	24,835	2,442	60,387	175,974	115,587	142,864	142,401
Fidelity VIP Overseas (IQ Advisor Enhanced)	131	92	39	11	45	(871)	2,002	2,873	2,929	2,968
Fidelity VIP Overseas (IQ Advisor Standard)	1,413	835	578	(15,804)	487	(46,526)	2,977	49,503	34,186	34,764
Fidelity VIP Overseas (IQ3)	5,729	6,380	(651)	43,157	1,975	29,808	89,649	59,841	104,973	104,322
Fidelity VIP Overseas (Pinnacle)	5,569	6,459	(890)	20,879	1,920	85,436	184,765	99,329	122,128	121,238
Fidelity VIP Overseas (Pinnacle IV)	5,288	7,637	(2,349)	62,980	1,822	44,006	113,194	69,188	133,990	131,641
Fidelity VIP Overseas (Pinnacle Plus)	2,718	3,567	(849)	7,198	937	24,143	70,675	46,532	54,667	53,818

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle V)	$11,155	$15,158	$(4,003)	$44,805	$3,845	$63,559	$267,063	$203,504	$252,154	$248,151
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	82,484	40,080	42,404	(23,614)	—	(216,388)	503,214	719,602	695,988	738,392
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	167	67	100	13	—	104	1,502	1,398	1,411	1,511
Franklin Income Securities (Pinnacle)	487,638	102,045	385,593	(77,447)	—	58,532	652,539	594,007	516,560	902,153
Franklin Income Securities (Pinnacle II Reduced M&E)	24,913	3,852	21,061	2,146	—	6,145	24,588	18,443	20,589	41,650
JP Morgan IT Mid Cap Value (AnnuiChoice)	1,464	1,424	40	3,987	1,573	56,424	88,640	32,216	37,776	37,816
JP Morgan IT Mid Cap Value (Grandmaster)	684	913	(229)	7,169	734	32,736	43,019	10,283	18,186	17,957
JP Morgan IT Mid Cap Value (GrandMaster flex3)	1,509	2,226	(717)	14,815	1,622	58,106	79,186	21,080	37,517	36,800
JP Morgan IT Mid Cap Value (IQ3)	699	997	(298)	1,641	752	27,248	42,978	15,730	18,123	17,825
JP Morgan IT Mid Cap Value (Pinnacle)	872	1,117	(245)	6,265	938	35,744	50,652	14,908	22,111	21,866
JP Morgan IT Mid Cap Value (Pinnacle IV)	2,945	4,239	(1,294)	103,010	3,164	185,724	161,888	(23,836)	82,338	81,044
JP Morgan IT Mid Cap Value (Pinnacle Plus)	807	1,226	(419)	10,719	867	31,510	39,230	7,720	19,306	18,887
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	—	38	(38)	2	—	—	1,064	1,064	1,066	1,028
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,645	635	2,010	1,130	811	16,990	6,297	(10,693)	(8,752)	(6,742)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	62	24	38	824	18	1,202	89	(1,113)	(271)	(233)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,384	542	842	167	424	11,044	5,855	(5,189)	(4,598)	(3,756)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	4,701	1,729	2,972	(106)	1,441	22,518	5,362	(17,156)	(15,821)	(12,849)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	25,795	8,391	17,404	24,540	7,907	102,799	(17,419)	(120,218)	(87,771)	(70,367)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	1,441	399	1,042	1	442	3,228	(2,004)	(5,232)	(4,789)	(3,747)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	10,174	3,765	6,409	5,099	3,118	55,684	13,506	(42,178)	(33,961)	(27,552)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	2,876	2,665	211	3,874	—	66,569	65,558	(1,011)	2,863	3,074
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	952	1,014	(62)	(4,005)	—	(11,143)	(6,301)	4,842	837	775
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,202	1,735	(533)	864	—	28,401	28,651	250	1,114	581
Morgan Stanley UIF U.S. Real Estate (IQ3)	4,756	6,453	(1,697)	12,689	—	102,470	96,157	(6,313)	6,376	4,679
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	15,311	19,367	(4,056)	47,874	—	369,378	334,105	(35,273)	12,601	8,545
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	9,146	12,694	(3,548)	52,026	—	222,412	184,939	(37,473)	14,553	11,005
Non-Affiliated Class 2:
Franklin Growth and Income Securities (AdvantEdge)	1,584	571	1,013	2,958	—	701	3,985	3,284	6,242	7,255
Franklin Growth and Income Securities (AnnuiChoice)	34,809	14,397	20,412	(9,833)	—	90,657	432,864	342,207	332,374	352,786
Franklin Growth and Income Securities (AnnuiChoice II)	6,065	3,328	2,737	7,878	—	24,712	81,439	56,727	64,605	67,342
Franklin Growth and Income Securities (Grandmaster)	16,770	8,821	7,949	1,777	—	41,352	188,294	146,942	148,719	156,668
Franklin Growth and Income Securities (GrandMaster flex3)	17,206	9,372	7,834	7,029	—	84,683	212,220	127,537	134,566	142,400
Franklin Growth and Income Securities (IQ Annuity)	42,738	24,027	18,711	(14,830)	—	134,886	529,730	394,844	380,014	398,725
Franklin Growth and Income Securities (Pinnacle)	24,825	13,005	11,820	(15,056)	—	36,787	267,356	230,569	215,513	227,333
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	966	417	549	57	—	678	9,354	8,676	8,733	9,282
Franklin Growth and Income Securities (Pinnacle IV)	39,548	22,412	17,136	45,724	—	194,084	505,677	311,593	357,317	374,453
Franklin Growth and Income Securities (Pinnacle Plus)	26,707	14,223	12,484	137,540	—	77,182	129,625	52,443	189,983	202,467
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	—	2,317	(2,317)	85	—	—	50,528	50,528	50,613	48,296
Franklin Growth and Income Securities (Pinnacle V)	21,727	13,948	7,779	23,490	—	57,496	242,015	184,519	208,009	215,788
Franklin Income Securities (AdvantEdge)	38,985	8,304	30,681	17,556	—	25,279	34,453	9,174	26,730	57,411

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice)	$144,291	$22,929	$121,362	$153,933	$—	$280,844	$282,462	$1,618	$155,551	$276,913
Franklin Income Securities (AnnuiChoice II)	76,030	13,820	62,210	(10,887)	—	76,464	167,152	90,688	79,801	142,011
Franklin Income Securities (Grandmaster)	181,464	38,062	143,402	40,882	—	267,494	406,873	139,379	180,261	323,663
Franklin Income Securities (GrandMaster flex3)	159,687	40,978	118,709	25,227	—	250,384	417,903	167,519	192,746	311,455
Franklin Income Securities (IQ Advisor Enhanced)	527	67	460	3	—	255	808	553	556	1,016
Franklin Income Securities (IQ Advisor Standard)	178	14	164	167	—	48	(39)	(87)	80	244
Franklin Income Securities (IQ Annuity)	170,912	39,134	131,778	(26,718)	—	220,733	427,073	206,340	179,622	311,400
Franklin Income Securities (Pinnacle IV)	449,043	101,199	347,844	209,667	—	699,731	941,190	241,459	451,126	798,970
Franklin Income Securities (Pinnacle Plus)	111,143	25,949	85,194	63,165	—	98,538	124,842	26,304	89,469	174,663
Franklin Income Securities (Pinnacle Plus Reduced M&E)	3,123	1,096	2,027	63	—	776	12,111	11,335	11,398	13,425
Franklin Income Securities (Pinnacle V)	381,318	102,116	279,202	24,995	—	447,481	901,925	454,444	479,439	758,641
Franklin Large Cap Growth Securities (AdvantEdge)	11,942	17,977	(6,035)	91,991	—	111,127	282,911	171,784	263,775	257,740
Franklin Large Cap Growth Securities (AnnuiChoice)	1,092	1,054	38	1,742	—	18,164	41,521	23,357	25,099	25,137
Franklin Large Cap Growth Securities (AnnuiChoice II)	4,932	5,356	(424)	13,047	—	69,480	167,314	97,834	110,881	110,457
Franklin Large Cap Growth Securities (Grandmaster)	373	891	(518)	442	—	2,931	16,770	13,839	14,281	13,763
Franklin Large Cap Growth Securities (GrandMaster flex3)	1,142	1,711	(569)	129	—	13,050	39,155	26,105	26,234	25,665
Franklin Large Cap Growth Securities (IQ Advisor Standard)	155	91	64	41	—	4,511	8,034	3,523	3,564	3,628
Franklin Large Cap Growth Securities (IQ Annuity)	1,002	1,417	(415)	7,464	—	28,345	44,016	15,671	23,135	22,720
Franklin Large Cap Growth Securities (Pinnacle)	573	1,075	(502)	5,197	—	8,306	21,034	12,728	17,925	17,423
Franklin Large Cap Growth Securities (Pinnacle IV)	4,681	6,413	(1,732)	18,863	—	68,788	155,574	86,786	105,649	103,917
Franklin Large Cap Growth Securities (Pinnacle Plus)	3,106	5,081	(1,975)	6,152	—	26,081	91,643	65,562	71,714	69,739
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	—	54	(54)	3	—	—	1,523	1,523	1,526	1,472
Franklin Large Cap Growth Securities (Pinnacle V)	9,968	15,429	(5,461)	58,446	—	100,913	278,767	177,854	236,300	230,839
Franklin Mutual Shares Securities (AdvantEdge)	49,678	37,578	12,100	230,142	—	206,065	500,397	294,332	524,474	536,574
Franklin Mutual Shares Securities (AnnuiChoice)	20,979	10,078	10,901	58,094	—	155,691	324,888	169,197	227,291	238,192
Franklin Mutual Shares Securities (AnnuiChoice II)	39,135	20,613	18,522	62,309	—	202,137	531,745	329,608	391,917	410,439
Franklin Mutual Shares Securities (GrandMaster flex3)	21,668	16,499	5,169	59,532	—	202,992	383,331	180,339	239,871	245,040
Franklin Mutual Shares Securities (IQ Advisor Standard)	6,138	1,896	4,242	7,875	—	54,311	118,559	64,248	72,123	76,365
Franklin Mutual Shares Securities (IQ Annuity)	14,243	10,055	4,188	(2,043)	—	35,298	193,186	157,888	155,845	160,033
Franklin Mutual Shares Securities (Pinnacle)	20,069	14,041	6,028	(19,569)	—	(17,426)	243,516	260,942	241,373	247,401
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	193	103	90	159	—	380	2,320	1,940	2,099	2,189
Franklin Mutual Shares Securities (Pinnacle IV)	92,066	65,525	26,541	416,455	—	680,332	1,278,520	598,188	1,014,643	1,041,184
Franklin Mutual Shares Securities (Pinnacle Plus)	20,753	16,921	3,832	37,894	—	126,470	317,415	190,945	228,839	232,671
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	450	259	191	35	—	158	5,143	4,985	5,020	5,211
Franklin Mutual Shares Securities (Pinnacle V)	141,165	94,807	46,358	87,948	—	414,034	1,638,861	1,224,827	1,312,775	1,359,133
Franklin Mutual Shares Securities(Grandmaster)	34,583	22,380	12,203	67,922	—	207,316	508,961	301,645	369,567	381,770
Franklin Small Cap Value Securities (AdvantEdge)	1,658	2,194	(536)	14,902	2,139	11,289	31,832	20,543	37,584	37,048
Franklin Small Cap Value Securities (Annuichoice)	1,195	861	334	11,082	1,543	7,506	19,087	11,581	24,206	24,540
Franklin Small Cap Value Securities (Annuichoice II)	2,392	2,193	199	10,333	3,088	22,718	64,768	42,050	55,471	55,670
Franklin Small Cap Value Securities (Grandmaster)	1,389	1,168	221	21,078	1,793	9,902	12,159	2,257	25,128	25,349
Franklin Small Cap Value Securities (Grandmaster flex3)	917	1,068	(151)	5,803	1,184	4,852	17,490	12,638	19,625	19,474

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (IQ Annuuity)	$1,053	$1,193	$(140)	$9,637	$1,359	$14,383	$28,025	$13,642	$24,638	$24,498
Franklin Small Cap Value Securities (Pinnacle Plus)	2,810	3,514	(704)	38,299	3,626	16,092	26,411	10,319	52,244	51,540
Franklin Small Cap Value Securities Fund (Pinnacle)	2,901	2,613	288	38,507	3,744	24,627	38,964	14,337	56,588	56,876
Franklin Small Cap Value Securities Fund (Pinnacle IV)	847	942	(95)	2,821	1,094	5,464	20,578	15,114	19,029	18,934
Franklin Small Cap Value Securities Fund (Pinnacle V)	7,550	8,975	(1,425)	38,155	9,744	85,264	209,652	124,388	172,287	170,862
Invesco VI American Franchise (AdvantEdge)	9	154	(145)	8,122	—	7,660	2,328	(5,332)	2,790	2,645
Invesco VI American Franchise (AnnuiChoice)	58	234	(176)	173	—	3,799	11,481	7,682	7,855	7,679
Invesco VI American Franchise (AnnuiChoice II)	171	807	(636)	1,667	—	24,799	46,819	22,020	23,687	23,051
Invesco VI American Franchise (Grandmaster)	6	31	(25)	494	—	154	489	335	829	804
Invesco VI American Franchise (GrandMaster flex3)	149	922	(773)	665	—	11,953	31,441	19,488	20,153	19,380
Invesco VI American Franchise (IQ Advisor Standard)	7	12	(5)	2	—	—	666	666	668	663
Invesco VI American Franchise (IQ Annuity)	677	3,948	(3,271)	4,643	—	41,620	128,856	87,236	91,879	88,608
Invesco VI American Franchise (Pinnacle)	267	1,071	(804)	6,651	—	16,934	38,785	21,851	28,502	27,698
Invesco VI American Franchise (Pinnacle IV)	451	7,604	(7,153)	11,596	—	25,793	108,956	83,163	94,759	87,606
Invesco VI American Franchise (Pinnacle Plus)	79	632	(553)	6,468	—	8,189	14,143	5,954	12,422	11,869
Invesco VI American Franchise (Pinnacle V)	1,142	6,786	(5,644)	23,712	—	50,053	175,779	125,726	149,438	143,794
Invesco VI American Value (AdvantEdge)	1,867	3,496	(1,629)	12,206	—	7,207	47,068	39,861	52,067	50,438
Invesco VI American Value (AnnuiChoice)	106	184	(78)	155	—	965	5,663	4,698	4,853	4,775
Invesco VI American Value (AnnuiChoice II)	1,234	2,481	(1,247)	12,954	—	39,438	87,835	48,397	61,351	60,104
Invesco VI American Value (Grandmaster)	405	932	(527)	12,441	—	3,152	11,552	8,400	20,841	20,314
Invesco VI American Value (Grandmaster flex3)	82	233	(151)	4,291	—	1,097	977	(120)	4,171	4,020
Invesco VI American Value (IQ Annuity)	421	1,057	(636)	3,433	—	8,452	25,500	17,048	20,481	19,845
Invesco VI American Value (Pinnacle)	97	162	(65)	49	—	164	3,158	2,994	3,043	2,978
Invesco VI American Value (Pinnacle IV)	2,731	(4,432)	7,163	68,465	—	(867)	13,005	13,872	82,337	89,500
Invesco VI American Value (Pinnacle Plus)	323	904	(581)	12,115	—	2,465	4,691	2,226	14,341	13,760
Invesco VI American Value (Pinnacle V)	5,309	12,506	(7,197)	72,166	—	40,195	191,537	151,342	223,508	216,311
Invesco VI Comstock (AdvantEdge)	9,793	11,882	(2,089)	238,482	—	117,905	98,797	(19,108)	219,374	217,285
Invesco VI Comstock (AnnuiChoice)	5,384	3,634	1,750	15,495	—	51,385	139,044	87,659	103,154	104,904
Invesco VI Comstock (AnnuiChoice II)	10,298	7,755	2,543	31,208	—	95,831	249,742	153,911	185,119	187,662
Invesco VI Comstock (Grandmaster)	4,227	3,442	785	10,766	—	12,446	70,125	57,679	68,445	69,230
Invesco VI Comstock (GrandMaster flex3)	2,168	1,473	695	27,284	—	10,733	10,711	(22)	27,262	27,957
Invesco VI Comstock (IQ Advisor Standard)	114	108	6	6,532	—	4,309	2,554	(1,755)	4,777	4,783
Invesco VI Comstock (IQ Annuity)	6,008	5,967	41	15,380	—	101,575	202,841	101,266	116,646	116,687
Invesco VI Comstock (Pinnacle)	2,434	2,358	76	8,516	—	22,415	63,860	41,445	49,961	50,037
Invesco VI Comstock (Pinnacle IV)	5,448	5,630	(182)	80,247	—	71,108	102,360	31,252	111,499	111,317
Invesco VI Comstock (Pinnacle Plus)	1,581	1,878	(297)	11,900	—	13,842	34,500	20,658	32,558	32,261
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	21	23	(2)	33	—	—	663	663	696	694
Invesco VI Comstock (Pinnacle V)	31,348	29,219	2,129	59,395	—	107,222	559,726	452,504	511,899	514,028
Invesco VI International Growth Class II (Advantedge)	2,331	1,305	1,026	(348)	—	—	8,868	8,868	8,520	9,546
Invesco VI International Growth Class II (IQ Advisor Enhanced)	1,385	1,079	306	394	—	1,209	20,603	19,394	19,788	20,094
Invesco VI International Growth Class II (Pinnacle)	344	480	(136)	518	—	1,792	6,328	4,536	5,054	4,918

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle Plus)	$463	$582	$(119)	$254	$—	$3,973	$10,806	$6,833	$7,087	$6,968
Invesco VI International Growth Class II (Pinnacle V)	4,056	4,489	(433)	5,258	—	8,209	56,792	48,583	53,841	53,408
Invesco VI International Growth II (Annuichoice)	303	176	127	101	—	1,389	4,910	3,521	3,622	3,749
Invesco VI International Growth II (Grandmaster)	91	147	(56)	48	—	68	2,651	2,583	2,631	2,575
Invesco VI International Growth II (Grandmaster flex3)	100	174	(74)	1,388	—	254	3	(251)	1,137	1,063
Templeton Foreign Securities (IQ Annuity)	10,423	6,358	4,065	10,561	—	64,967	133,869	68,902	79,463	83,528
Templeton Foreign Securities (Pinnacle)	14,567	8,237	6,330	20,246	—	73,845	163,106	89,261	109,507	115,837
Templeton Foreign Securities (Pinnacle II Reduced M&E)	379	178	201	23	—	560	3,540	2,980	3,003	3,204
Templeton Foreign Securities (Pinnacle IV)	30,259	18,268	11,991	98,758	—	215,707	347,247	131,540	230,298	242,289
Templeton Foreign Securities (Pinnacle V)	34,455	25,190	9,265	43,041	—	104,039	388,135	284,096	327,137	336,402
Templeton Foreign Securities Fund (AnnuiChoice)	10,813	4,540	6,273	14,704	—	40,360	108,039	67,679	82,383	88,656
Templeton Foreign Securities Fund (AnnuiChoice II)	17,197	8,523	8,674	24,734	—	41,191	156,260	115,069	139,803	148,477
Templeton Foriegn Securities Fund (AdvantEdge)	23,170	14,216	8,954	41,809	—	57,542	172,249	114,707	156,516	165,470
Templeton Foriegn Securities Fund (Grandmaster)	9,201	5,064	4,137	7,831	—	21,148	80,039	58,891	66,722	70,859
Templeton Foriegn Securities Fund (GrandMaster flex3)	8,759	5,447	3,312	17,526	—	28,162	74,472	46,310	63,836	67,148
Templeton Foriegn Securities Fund (IQ Advisor Standard)	1,575	324	1,251	(4,118)	—	(5,091)	9,466	14,557	10,439	11,690
Templeton Foriegn Securities Fund (Pinnacle Plus)	11,595	7,457	4,138	19,317	—	34,572	91,655	57,083	76,400	80,538
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	—	6	(6)	1	—	—	423	423	424	418
Templeton Global Bond Sec (Grandmaster)*	2,907	533	2,374	(251)	751	—	(5,282)	(5,282)	(4,782)	(2,408)
Templeton Global Bond Sec (GrandMaster flex3)*	—	438	(438)	17	—	—	2,007	2,007	2,024	1,586
Templeton Global Bond Sec (Pinnacle V)*	14,589	3,075	11,514	(6,155)	3,767	—	(22,687)	(22,687)	(25,075)	(13,561)
Templeton Global Bond Sec (Advantedge)*	—	86	(86)	1	—	—	375	375	376	290
Templeton Global Bond Sec (Pinnacle IV)*	11,927	8,733	3,194	(1,710)	3,079	—	6,360	6,360	7,729	10,923
Templeton Global Bond Sec (Annuichoice)*	—	180	(180)	2	—	—	1,461	1,461	1,463	1,283
Templeton Global Bond Sec (AnnuiChoice II)*	606	276	330	(31)	157	—	395	395	521	851
Templeton Growth Securities (AdvantEdge)	9,740	6,387	3,353	133,734	—	54,830	16,257	(38,573)	95,161	98,514
Templeton Growth Securities (AnnuiChoice)	7,290	2,848	4,442	18,456	—	43,512	94,535	51,023	69,479	73,921
Templeton Growth Securities (AnnuiChoice II)	5,883	2,625	3,258	(312)	—	26,881	82,415	55,534	55,222	58,480
Templeton Growth Securities (Grandmaster)	7,252	3,885	3,367	(21,279)	—	(22,886)	70,315	93,201	71,922	75,289
Templeton Growth Securities (GrandMaster flex3)	14,574	8,604	5,970	4,472	—	111,538	240,616	129,078	133,550	139,520
Templeton Growth Securities (IQ Annuity)	15,139	7,710	7,429	27,370	—	86,169	185,021	98,852	126,222	133,651
Templeton Growth Securities (Pinnacle)	25,705	13,006	12,699	(21,814)	—	(104,694)	148,384	253,078	231,264	243,963
Templeton Growth Securities (Pinnacle IV)	19,477	13,422	6,055	84,440	—	65,698	180,186	114,488	198,928	204,983
Templeton Growth Securities (Pinnacle Plus)	10,885	7,540	3,345	(9,655)	—	7,548	125,009	117,461	107,806	111,151
Templeton Growth Securities (Pinnacle V)	21,835	19,267	2,568	36,692	—	87,316	315,679	228,363	265,055	267,623
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	14,429	5,359	9,070	5,152	4,491	50,290	(5,213)	(55,503)	(45,860)	(36,790)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	10,153	2,247	7,906	2,148	3,159	21,183	(16,857)	(38,040)	(32,733)	(24,827)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	8,868	2,564	6,304	11,139	2,760	39,747	(3,356)	(43,103)	(29,204)	(22,900)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	11,415	4,187	7,228	5,111	3,552	40,171	(8,281)	(48,452)	(39,789)	(32,561)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	4,774	1,879	2,895	13,551	1,485	27,020	(7,150)	(34,170)	(19,134)	(16,239)
Morgan Stanley UIF Emerging Markets Debt (IQ Advisor Standard)	456	40	416	1,499	142	2,961	1	(2,960)	(1,319)	(903)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	$11,060	$3,844	$7,216	$5,563	$3,442	$43,051	$(1,946)	$(44,997)	$(35,992)	$(28,776)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	16,778	6,343	10,435	7,473	5,221	67,988	(709)	(68,697)	(56,003)	(45,568)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	5,458	2,120	3,338	689	1,698	18,643	(1,724)	(20,367)	(17,980)	(14,642)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	26,014	9,971	16,043	22,224	8,095	82,370	(35,119)	(117,489)	(87,170)	(71,127)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	4,133	6,543	(2,410)	3,973	—	35,661	21,170	(14,491)	(10,518)	(12,928)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	3,216	2,834	382	10,016	—	30,774	14,048	(16,726)	(6,710)	(6,328)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	3,368	3,561	(193)	10,078	—	14,035	(1,136)	(15,171)	(5,093)	(5,286)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	2,562	3,381	(819)	9,411	—	22,620	7,433	(15,187)	(5,776)	(6,595)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	3,583	4,339	(756)	14,386	—	44,069	21,800	(22,269)	(7,883)	(8,639)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	674	346	328	99	—	391	(2,152)	(2,543)	(2,444)	(2,116)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	3,618	5,109	(1,491)	46,699	—	77,763	25,742	(52,021)	(5,322)	(6,813)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	6,995	8,703	(1,708)	40,537	—	105,740	52,181	(53,559)	(13,022)	(14,730)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	11,557	16,648	(5,091)	82,314	—	148,290	47,364	(100,926)	(18,612)	(23,703)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	3,252	4,999	(1,747)	22,282	—	41,939	13,543	(28,396)	(6,114)	(7,861)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	—	10	(10)	1	—	—	161	161	162	152
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	11,466	15,879	(4,413)	16,175	—	69,832	29,024	(40,808)	(24,633)	(29,046)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	2,994	6,014	(3,020)	48,249	—	103,196	62,103	(41,093)	7,156	4,136
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	—	57	(57)	3	—	—	574	574	577	520
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	2,576	5,312	(2,736)	7,206	—	51,559	45,370	(6,189)	1,017	(1,719)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	2,201	2,559	(358)	26,417	—	60,560	39,697	(20,863)	5,554	5,196
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	2,452	3,459	(1,007)	47,489	—	101,448	55,571	(45,877)	1,612	605
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	2,036	3,818	(1,782)	78,069	—	75,721	15,371	(60,350)	17,719	15,937
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	1,667	3,362	(1,695)	37,328	—	43,249	9,669	(33,580)	3,748	2,053
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	2,134	1,636	498	(11,326)	—	46,092	61,427	15,335	4,009	4,507
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	2,263	3,772	(1,509)	30,441	—	71,961	42,784	(29,177)	1,264	(245)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	5,788	11,072	(5,284)	99,188	—	146,691	62,655	(84,036)	15,152	9,868
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	8,910	16,742	(7,832)	85,333	—	203,343	123,776	(79,567)	5,766	(2,066)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	1	1,412	(1,411)	1,093	16,458	(1,091)	11,206	12,297	29,848	28,437
BlackRock Capital Appreciation VI (AnnuiChoice II)	7	5,136	(5,129)	8,630	84,554	5,621	49,053	43,432	136,616	131,487
BlackRock Capital Appreciation VI (Annuichoice)	—	230	(230)	187	6,572	15	886	871	7,630	7,400
BlackRock Capital Appreciation VI Class III (Grandmaster)	—	107	(107)	87	3,740	(471)	(788)	(317)	3,510	3,403
BlackRock Capital Appreciation VI Class III (Pinnacle)	1	475	(474)	391	5,620	(266)	3,555	3,821	9,832	9,358
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	1	352	(351)	4,576	2,701	1,756	1,652	(104)	7,173	6,822
BlackRock Capital Appreciation VI Class III (Pinnacle V)	15	16,267	(16,252)	18,881	201,730	15,950	116,288	100,338	320,949	304,697
BlackRock Global Allocation VI (Advantedge)	3,504	4,312	(808)	11,765	12,694	2,399	6,329	3,930	28,389	27,581
BlackRock Global Allocation VI (AnnuiChoice II)	8,170	8,584	(414)	10,402	32,269	16,009	65,746	49,737	92,408	91,994
BlackRock Global Allocation VI (Annuichoice)	2,403	2,123	280	2,409	9,403	10,662	25,295	14,633	26,445	26,725
BlackRock Global Allocation VI (Grandmaster flex3)	1,181	1,068	113	2,052	4,383	(120)	1,535	1,655	8,090	8,203
BlackRock Global Allocation VI (Grandmaster)	276	536	(260)	3,516	1,062	615	227	(388)	4,190	3,930
BlackRock Global Allocation VI Class III (Pinnacle)	2,750	3,537	(787)	7,508	10,801	10,932	24,179	13,247	31,556	30,769

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle IV)	$252	$423	$(171)	$1,281	$1,040	$531	$1,637	$1,106	$3,427	$3,256
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	231	238	(7)	15	917	(11)	1,723	1,734	2,666	2,659
BlackRock Global Allocation VI Class III (Pinnacle V)	2,561	3,929	(1,368)	3,257	10,231	2,369	19,854	17,485	30,973	29,605
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	324	313	11	3	—	—	2,141	2,141	2,144	2,155
TOPS Managed Risk Moderate Growth ETF (Advantedge)*	57	78	(21)	3	—	—	616	616	619	598
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	10,879	8,478	2,401	111,966	26,153	196,582	249,401	52,819	190,938	193,339
DWS Small Cap Index VIP (Pinnacle IV)	995	791	204	5,400	2,395	4,791	14,266	9,475	17,270	17,474
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	106	72	34	12	254	153	1,898	1,745	2,011	2,045
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	—	1,950	(1,950)	10,574	—	2,944	29,948	27,004	37,578	35,628
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	—	619	(619)	1,624	—	79	13,822	13,743	15,367	14,748
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	—	926	(926)	8,292	—	1,455	23,323	21,868	30,160	29,234
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	—	1,610	(1,610)	3,474	—	2,661	32,432	29,771	33,245	31,635
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	—	1,878	(1,878)	10,149	—	482	30,608	30,126	40,275	38,397
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	—	1,204	(1,204)	578	—	35	27,653	27,618	28,196	26,992
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	—	1,761	(1,761)	1,497	—	920	6,471	5,551	7,048	5,287
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	—	3,045	(3,045)	18,819	—	6,532	31,553	25,021	43,840	40,795
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	—	2,246	(2,246)	1,027	—	1,014	44,965	43,951	44,978	42,732
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	3,068	4,624	(1,556)	13,414	—	(1,152)	65,109	66,261	79,675	78,119
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	2,402	2,628	(226)	5,049	—	(912)	54,360	55,272	60,321	60,095
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	962	1,117	(155)	4,707	—	1,886	29,852	27,966	32,673	32,518
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	454	705	(251)	116	—	633	13,207	12,574	12,690	12,439
Columbia VIT Small Cap Value Class 2 (Grandmaster)	354	471	(117)	805	—	(1,826)	6,812	8,638	9,443	9,326
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	639	998	(359)	3,236	—	5,248	19,028	13,780	17,016	16,657
Columbia VIT Small Cap Value Class 2 (Pinnacle)	262	358	(96)	1,036	—	476	6,724	6,248	7,284	7,188
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	859	1,284	(425)	2,520	—	312	22,878	22,566	25,086	24,661
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	6,110	8,578	(2,468)	235	—	6,881	155,979	149,098	149,333	146,865
DWS Small Cap Index (AdvantEdge)	1,215	1,147	68	11,446	3,416	1,626	6,609	4,983	19,845	19,913
DWS Small Cap Index (AnnuiChoice II)	2,234	1,965	269	14,250	6,279	34,465	64,677	30,212	50,741	51,010
DWS Small Cap Index (AnnuiChoice)	3,846	2,821	1,025	3,710	10,811	49,626	120,546	70,920	85,441	86,466
DWS Small Cap Index (GrandMaster flex3)	646	1,594	(948)	24,579	1,820	15,952	14,296	(1,656)	24,743	23,795
DWS Small Cap Index (Grandmaster)	2,216	2,637	(421)	48,952	6,233	25,296	23,223	(2,073)	53,112	52,691
DWS Small Cap Index (IQ Advisor Standard)	300	93	207	3,449	846	2,465	2,504	39	4,334	4,541
DWS Small Cap Index (IQ3)	3,392	3,160	232	60,379	9,540	54,997	51,166	(3,831)	66,088	66,320
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	—	6	(6)	—	—	—	318	318	318	312
DWS Small Cap Index (Pinnacle Plus)	976	1,151	(175)	17,694	2,743	20,714	21,291	577	21,014	20,839
DWS Small Cap Index VIP (Pinnacle IV)	4,674	4,827	(153)	14,079	13,141	6,554	81,356	74,802	102,022	101,869
DWS Small Cap Index VIP (Pinnacle V)	4,510	5,798	(1,288)	27,941	12,680	62,188	135,901	73,713	114,334	113,046
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	8,054	2,895	5,159	(185)	—	10,160	2,388	(7,772)	(7,957)	(2,798)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT All Asset (IQ Annuity)	$14,763	$4,877	$9,886	$881	$—	$16,324	$931	$(15,393)	$(14,512)	$(4,626)
Pimco VIT All Asset (Pinnacle)	17,851	6,021	11,830	7,628	—	26,123	(3,630)	(29,753)	(22,125)	(10,295)
Pimco VIT All Asset (Pinnacle II Reduced M&E)	973	240	733	3	—	632	(320)	(952)	(949)	(216)
Pimco VIT All Asset (AnnuiChoice II)	12,586	3,280	9,306	2,792	—	10,980	(5,170)	(16,150)	(13,358)	(4,052)
Pimco VIT All Asset (AnnuiChoice)	15,892	3,487	12,405	674	—	13,203	(3,370)	(16,573)	(15,899)	(3,494)
Pimco VIT All Asset (GrandMaster flex3)	17,268	5,870	11,398	2,196	—	10,130	(7,513)	(17,643)	(15,447)	(4,049)
Pimco VIT All Asset (Grandmaster)	21,511	7,699	13,812	1,260	—	23,327	(1,292)	(24,619)	(23,359)	(9,547)
Pimco VIT All Asset (Pinnacle IV)	22,525	7,212	15,313	15	—	9,011	(12,463)	(21,474)	(21,459)	(6,146)
Pimco VIT All Asset (Pinnacle Plus)	1,006	380	626	(32)	—	563	(394)	(957)	(989)	(363)
Pimco VIT All Asset (Pinnacle V)	17,791	6,001	11,790	1,153	—	13,330	(3,791)	(17,121)	(15,968)	(4,178)
Pimco VIT Commodity Real Return (Pinnacle)	1,756	1,343	413	(3,472)	—	5,106	(9,693)	(14,799)	(18,271)	(17,858)
Pimco VIT Commodity Real Return (Pinnacle IV)	7,611	6,347	1,264	(62,065)	—	(94,519)	(112,534)	(18,015)	(80,080)	(78,816)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	69	45	24	(84)	—	(400)	(1,046)	(646)	(730)	(706)
Pimco VIT Commodity Real Return (Pinnacle V)	16,141	15,404	737	(160,635)	—	(138,235)	(153,630)	(15,395)	(176,030)	(175,293)
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	7,366	7,069	297	(19,517)	—	(62,182)	(120,251)	(58,069)	(77,586)	(77,289)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	4,344	3,139	1,205	(18,201)	—	(48,788)	(77,197)	(28,409)	(46,610)	(45,405)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	1,462	747	715	(16,758)	—	(20,527)	(18,745)	1,782	(14,976)	(14,261)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	822	720	102	(8,417)	—	(16,080)	(15,782)	298	(8,119)	(8,017)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	8,182	7,109	1,073	(21,196)	—	(27,224)	(90,530)	(63,306)	(84,502)	(83,429)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	4,255	3,698	557	(22,532)	—	(38,818)	(61,067)	(22,249)	(44,781)	(44,224)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	1,297	1,068	229	(17,832)	—	(9,207)	(3,659)	5,548	(12,284)	(12,055)
Pimco VIT Long Term Government (Pinnacle)	986	528	458	(268)	4,182	—	(6,531)	(6,531)	(2,617)	(2,159)
Pimco VIT Long Term Government (AnnuiChoice II)	28	13	15	(2)	112	—	(333)	(333)	(223)	(208)
Pimco VIT Low Duration (AnnuiChoice II)	25,622	20,439	5,183	(10,294)	—	26,236	(1,759)	(27,995)	(38,289)	(33,106)
Pimco VIT Low Duration (AnnuiChoice)	4,974	3,516	1,458	7,834	—	14,329	(706)	(15,035)	(7,201)	(5,743)
Pimco VIT Low Duration (GrandMaster flex3)	19,716	23,227	(3,511)	(26,362)	—	4,026	4,030	4	(26,358)	(29,869)
Pimco VIT Low Duration (Grandmaster)	5,523	5,776	(253)	(5,650)	—	4,674	3,687	(987)	(6,637)	(6,890)
Pimco VIT Low Duration (IQ Annuity)	6,936	7,241	(305)	(4,668)	—	8,788	3,707	(5,081)	(9,749)	(10,054)
Pimco VIT Low Duration (Pinnacle)	10,230	10,491	(261)	(11,553)	—	5,021	3,437	(1,584)	(13,137)	(13,398)
Pimco VIT Low Duration (Pinnacle IV)	2,703	2,938	(235)	(2,240)	—	3,068	1,910	(1,158)	(3,398)	(3,633)
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	507	424	83	(710)	—	138	(1)	(139)	(849)	(766)
Pimco VIT Low Duration (AdvantEdge)	855	1,000	(145)	1,490	—	2,839	356	(2,483)	(993)	(1,138)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	1	1	—	—	—	—	(4)	(4)	(4)	(4)
Pimco VIT Low Duration (Pinnacle Plus)	1,338	1,582	(244)	1,100	—	4,089	872	(3,217)	(2,117)	(2,361)
Pimco VIT Low Duration (Pinnacle V)	6,260	7,333	(1,073)	322	—	6,226	(1,446)	(7,672)	(7,350)	(8,423)
Pimco VIT Real Return (Pinnacle IV)	4,432	5,995	(1,563)	6,866	2,227	23,336	(31,509)	(54,845)	(45,752)	(47,315)
Pimco VIT Real Return (AdvantEdge)	1,477	2,601	(1,124)	(4,839)	680	1,214	(11,674)	(12,888)	(17,047)	(18,171)
Pimco VIT Real Return (AnnuiChoice II)	8,640	6,859	1,781	7,091	4,061	20,415	(57,201)	(77,616)	(66,464)	(64,683)
Pimco VIT Real Return (AnnuiChoice)	3,424	4,350	(926)	4,361	1,600	31,724	(28,261)	(59,985)	(54,024)	(54,950)
Pimco VIT Real Return (GrandMaster flex3)	3,176	3,865	(689)	3,288	1,479	20,369	(12,359)	(32,728)	(27,961)	(28,650)
Pimco VIT Real Return (Grandmaster)	1,892	5,164	(3,272)	(16,275)	788	10,271	(14,674)	(24,945)	(40,432)	(43,704)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Pimco VIT Real Return (IQ Annuity)	$4,577	$6,085	$(1,508)	$2,223	$2,115	$20,676	$(28,824)	$(49,500)	$(45,162)	$(46,670)
Pimco VIT Real Return (Pinnacle)	3,866	3,349	517	(7,601)	1,841	(2,492)	(22,079)	(19,587)	(25,347)	(24,830)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	109	6	103	—	58	—	(201)	(201)	(143)	(40)
Pimco VIT Real Return (Pinnacle Plus)	1,386	2,131	(745)	(2,313)	636	1,049	(11,139)	(12,188)	(13,865)	(14,610)
Pimco VIT Real Return (Pinnacle V)	9,198	7,751	1,447	9,701	4,227	17,861	(51,620)	(69,481)	(55,553)	(54,106)
Pimco VIT Total Return (Pinnacle V)	345,623	253,383	92,240	10,072	155,051	283,107	(552,870)	(835,977)	(670,854)	(578,614)
Pimco VIT Total Return (AdvantEdge)	140,678	107,973	32,705	(16,211)	57,257	165,056	(159,015)	(324,071)	(283,025)	(250,320)
Pimco VIT Total Return (AnnuiChoice II)	65,961	35,935	30,026	6,243	28,300	70,176	(92,720)	(162,896)	(128,353)	(98,327)
Pimco VIT Total Return (AnnuiChoice)	29,427	14,281	15,146	6,552	9,864	32,705	(51,314)	(84,019)	(67,603)	(52,457)
Pimco VIT Total Return (GrandMaster flex3)	24,214	18,257	5,957	12,342	8,249	21,709	(52,387)	(74,096)	(53,505)	(47,548)
Pimco VIT Total Return (Grandmaster)	47,127	30,843	16,284	(248)	16,164	51,024	(60,881)	(111,905)	(95,989)	(79,705)
Pimco VIT Total Return (IQ Annuity)	20,688	14,330	6,358	7,929	7,704	16,948	(39,792)	(56,740)	(41,107)	(34,749)
Pimco VIT Total Return (Pinnacle)	29,835	19,620	10,215	2,862	9,764	20,017	(55,629)	(75,646)	(63,020)	(52,805)
Pimco VIT Total Return (Pinnacle IV)	92,743	64,755	27,988	49,780	32,864	102,919	(161,045)	(263,964)	(181,320)	(153,332)
Pimco VIT Total Return (Pinnacle II Reduced M&E)	446	234	212	1	183	575	(498)	(1,073)	(889)	(677)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	106	41	65	—	84	—	(73)	(73)	11	76
Pimco VIT Total Return (Pinnacle Plus)	21,689	17,712	3,977	5,864	7,309	31,124	(28,393)	(59,517)	(46,344)	(42,367)
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	—	493	(493)	(673)	—	(774)	1,562	2,336	1,663	1,170
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	—	204	(204)	(531)	—	(2,306)	(1,431)	875	344	140
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	—	3,754	(3,754)	(17,090)	—	(23,727)	(1,583)	22,144	5,054	1,300
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	—	3,367	(3,367)	(18,118)	—	(36,651)	(15,882)	20,769	2,651	(716)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	—	609	(609)	(13,350)	—	(15,890)	(1,047)	14,843	1,493	884
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	—	47	(47)	(1,687)	—	(1,704)	(36)	1,668	(19)	(66)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	—	254	(254)	(78)	—	(3,526)	(2,964)	562	484	230
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	141	(141)	(33)	—	(1,225)	(975)	250	217	76
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	—	3,254	(3,254)	172	—	1,862	4,996	3,134	3,306	52
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	—	2,113	(2,113)	6,906	—	7,046	3,208	(3,838)	3,068	955
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	—	501	(501)	1,146	—	4,061	3,644	(417)	729	228
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	—	79	(79)	—	—	14	96	82	82	3
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	—	753	(753)	286	—	3,053	3,681	628	914	161
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	—	609	(609)	641	—	2,569	2,580	11	652	43
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	—	61	(61)	55	—	47	2	(45)	10	(51)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	—	1,386	(1,386)	1,381	—	2,128	2,230	102	1,483	97
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	—	6	(6)	—	—	—	97	97	97	91
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	—	863	(863)	1,503	—	2,084	1,337	(747)	756	(107)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	—	6,556	(6,556)	6,130	—	2,741	3,722	981	7,111	555
Guggenheim VT Long Short Equity (AdvantEdge)	1	260	(259)	142	—	324	2,814	2,490	2,632	2,373
Guggenheim VT Long Short Equity (AnnuiChoice II)	2	693	(691)	502	—	4,822	13,877	9,055	9,557	8,866
Guggenheim VT Long Short Equity (AnnuiChoice)	—	76	(76)	617	—	1,510	2,132	622	1,239	1,163
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	128	(128)	(11)	—	(649)	688	1,337	1,326	1,198

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Guggenheim VT Long Short Equity (Grandmaster)	$—	$16	$(16)	$—	$—	$—	$160	$160	$160	$144
Guggenheim VT Long Short Equity (IQ Annuity)	1	354	(353)	883	—	2,472	5,491	3,019	3,902	3,549
Guggenheim VT Long Short Equity (Pinnacle)	1	261	(260)	145	—	—	3,049	3,049	3,194	2,934
Guggenheim VT Long Short Equity (Pinnacle IV)	2	1,199	(1,197)	7,321	—	8,950	14,713	5,763	13,084	11,887
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	140	(140)	59	—	1,020	2,306	1,286	1,345	1,205
Guggenheim VT Long Short Equity (Pinnacle V)	4	2,500	(2,496)	19,440	—	21,302	26,947	5,645	25,085	22,589
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	4,126	3,175	951	1,338	—	1,379	(8,825)	(10,204)	(8,866)	(7,915)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	11,368	12,970	(1,602)	3,486	—	4,660	(20,039)	(24,699)	(21,213)	(22,815)
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	506	448	58	1	—	(79)	(967)	(888)	(887)	(829)
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	9,836	12,274	(2,438)	52	—	(2,285)	(21,307)	(19,022)	(18,970)	(21,408)
iShares Barclays Intermediate Credit Bond ETF (Varoom)	36	21	15	233	—	123	(184)	(307)	(74)	(59)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	7,805	7,361	444	7,789	—	10,161	(6,363)	(16,524)	(8,735)	(8,291)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	79	74	5	—	—	—	54	54	54	59
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	4,286	4,780	(494)	393	—	493	(2,364)	(2,857)	(2,464)	(2,958)
iShares Barclays TIPS Bond ETF (Varoom)	1,488	2,623	(1,135)	7,535	—	7,876	(13,360)	(21,236)	(13,701)	(14,836)
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	686	1,619	(933)	1,974	—	2,122	(5,961)	(8,083)	(6,109)	(7,042)
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	83	148	(65)	(329)	—	106	(367)	(473)	(802)	(867)
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	568	1,404	(836)	(360)	—	177	(4,372)	(4,549)	(4,909)	(5,745)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	1,010	284	726	448	—	911	377	(534)	(86)	640
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	3,414	1,404	2,010	5,679	—	2,928	(3,350)	(6,278)	(599)	1,411
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	2,400	675	1,725	2,044	—	855	(1,666)	(2,521)	(477)	1,248
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	6,904	3,296	3,608	1,016	—	1,160	17	(1,143)	(127)	3,481
iShares S&P 500 Growth Index ETF (Varoom)	1,333	1,295	38	5,687	—	2,876	16,913	14,037	19,724	19,762
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	10,361	15,401	(5,040)	23,177	—	50,206	200,963	150,757	173,934	168,894
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	268	469	(201)	3,703	—	2,325	3,461	1,136	4,839	4,638
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	905	987	(82)	4,008	—	736	11,269	10,533	14,541	14,459
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	23,241	33,619	(10,378)	11,938	—	3,886	344,492	340,606	352,544	342,166
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	425	496	(71)	471	—	(3)	5,273	5,276	5,747	5,676
iShares Core S&P 500 Index ETF (Varoom)	5,848	4,741	1,107	18,025	—	23,895	80,165	56,270	74,295	75,402
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	152,599	183,520	(30,921)	262,078	—	743,228	2,515,793	1,772,565	2,034,643	2,003,722
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	13,542	16,947	(3,405)	29,470	—	52,678	192,763	140,085	169,555	166,150
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	8,591	7,538	1,053	22,206	—	2,219	74,609	72,390	94,596	95,649
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	288,717	337,842	(49,125)	69,648	—	117,228	3,368,055	3,250,827	3,320,475	3,271,350
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	15,404	19,871	(4,467)	23,109	—	7,696	167,234	159,538	182,647	178,180
iShares S&P 500 Value Index ETF (Varoom)	1,437	1,134	303	1,677	—	—	14,554	14,554	16,231	16,534
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	9,238	10,010	(772)	15,596	—	49,216	139,393	90,177	105,773	105,001
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	631	756	(125)	3,126	—	3,887	8,419	4,532	7,658	7,533
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	956	593	363	10,720	—	1,982	1,340	(642)	10,078	10,441
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	16,612	17,127	(515)	16,848	—	14,658	150,907	136,249	153,097	152,582
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	1,384	1,511	(127)	1,042	—	124	10,372	10,248	11,290	11,163

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom)	$2,771	$3,373	$(602)	$8,290	$—	$13,931	$57,487	$43,556	$51,846	$51,244
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	31,027	52,361	(21,334)	73,560	—	234,265	767,695	533,430	606,990	585,656
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	3,492	6,135	(2,643)	8,843	—	23,992	79,600	55,608	64,451	61,808
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	2,218	2,729	(511)	13,517	—	3,075	24,419	21,344	34,861	34,350
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	59,542	97,370	(37,828)	20,543	—	83,003	1,033,601	950,598	971,141	933,313
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	1,793	2,880	(1,087)	2,198	—	2,894	28,867	25,973	28,171	27,084
iShares Core S&P Small Cap Index ETF (Varoom)	1,734	2,541	(807)	8,220	—	10,254	49,223	38,969	47,189	46,382
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	12,510	26,407	(13,897)	65,137	—	125,701	437,194	311,493	376,630	362,733
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	1,495	3,198	(1,703)	11,180	—	12,896	43,529	30,633	41,813	40,110
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	1,050	1,537	(487)	3,305	—	451	22,481	22,030	25,335	24,848
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	24,060	49,224	(25,164)	21,267	—	39,034	648,340	609,306	630,573	605,409
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	1,392	2,986	(1,594)	4,447	—	2,081	33,765	31,684	36,131	34,537
iShares S&P Citigroup International Treasury Bond (Varoom)	421	458	(37)	226	—	(73)	(851)	(778)	(552)	(589)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	18,905	25,290	(6,385)	623	—	9,719	(17,739)	(27,458)	(26,835)	(33,220)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	551	750	(199)	913	—	1,306	(836)	(2,142)	(1,229)	(1,428)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	247	282	(35)	(69)	—	181	(38)	(219)	(288)	(323)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	30,927	47,204	(16,277)	383	—	29,460	20,927	(8,533)	(8,150)	(24,427)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	332	519	(187)	20	—	756	233	(523)	(503)	(690)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	3,865	3,345	520	8,547	—	8,858	43,134	34,276	42,823	43,343
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	9,900	13,483	(3,583)	59,897	—	49,181	116,774	67,593	127,490	123,907
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	1,654	1,470	184	561	—	40	15,019	14,979	15,540	15,724
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	8,553	10,904	(2,351)	16,536	—	2,643	73,830	71,187	87,723	85,372
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	1,163	825	338	(319)	—	2,870	(1,804)	(4,674)	(4,993)	(4,655)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	4,075	3,827	248	(972)	—	10,156	1,577	(8,579)	(9,551)	(9,303)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	1,760	912	848	(1,179)	—	2,982	(2,591)	(5,573)	(6,752)	(5,904)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	2,540	2,314	226	775	—	3,360	(1,007)	(4,367)	(3,592)	(3,366)
Vanguard Tax-Managed International ETF (Varoom)	955	566	389	2,446	—	1,981	5,077	3,096	5,542	5,931
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	30,452	25,967	4,485	12,247	—	71,022	249,443	178,421	190,668	195,153
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	2,833	2,265	568	2,647	—	6,169	20,361	14,192	16,839	17,407
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	2,184	1,338	846	2,596	—	972	10,648	9,676	12,272	13,118
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	55,327	48,600	6,727	8,234	—	66,792	399,860	333,068	341,302	348,029
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	1,741	1,609	132	787	—	2,008	11,395	9,387	10,174	10,306
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	361	175	186	307	—	735	(182)	(917)	(610)	(424)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	844	600	244	819	—	1,339	(790)	(2,129)	(1,310)	(1,066)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	2,105	1,485	620	108	—	(100)	(3,333)	(3,233)	(3,125)	(2,505)
Vanguard Large-Cap Index ETF (Varoom)	1,089	982	107	1,705	—	2,513	15,814	13,301	15,006	15,113
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	5,619	7,839	(2,220)	30,367	—	32,524	84,453	51,929	82,296	80,076
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	1,345	1,196	149	1,362	—	332	13,540	13,208	14,570	14,719
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	5,861	7,854	(1,993)	7,710	—	1,826	68,386	66,560	74,270	72,277
Vanguard Mega Cap Index ETF (Varoom)	333	212	121	813	—	261	2,323	2,062	2,875	2,996
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	281	356	(75)	635	—	1,003	3,956	2,953	3,588	3,513

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	$231	$218	$13	$2,165	$—	$484	$1,644	$1,160	$3,325	$3,338
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	1,511	2,019	(508)	2,046	—	146	16,913	16,767	18,813	18,305
Vanguard REIT Index ETF (Varoom)	2,937	1,494	1,443	10,772	—	8,234	(1,749)	(9,983)	789	2,232
Vanguard REIT Index ETF (Varoom GLWB 2)	4,736	3,129	1,607	6,584	—	12,450	4,585	(7,865)	(1,281)	326
Vanguard REIT Index ETF (Varoom GLWB 3)	1,614	785	829	2,939	—	489	(5,089)	(5,578)	(2,639)	(1,810)
Vanguard REIT Index ETF (Varoom GLWB 5)	6,015	3,979	2,036	1,328	—	1,620	(4,389)	(6,009)	(4,681)	(2,645)
Vanguard Total Bond Market Index ETF (Varoom)	4,878	3,168	1,710	2,389	—	1,158	(11,249)	(12,407)	(10,018)	(8,308)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	202,216	176,751	25,465	15,214	—	87,636	(291,631)	(379,267)	(364,053)	(338,588)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	18,603	17,743	860	15,375	—	10,681	(39,271)	(49,952)	(34,577)	(33,717)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	8,045	5,449	2,596	(2,788)	—	(780)	(12,830)	(12,050)	(14,838)	(12,242)
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	365,640	328,917	36,723	1,436	—	(31,936)	(626,979)	(595,043)	(593,607)	(556,884)
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	19,731	19,371	360	655	—	(1,384)	(35,081)	(33,697)	(33,042)	(32,682)
Vanguard VI Money Market (Varoom GLWB 2)	5	113	(108)	—	—	—	—	—	—	(108)
Vanguard VI Money Market (Varoom GLWB 3)	36	905	(869)	—	—	—	—	—	—	(869)
Vanguard VI Money Market (Varoom GLWB 5)	62	1,760	(1,698)	—	—	—	—	—	—	(1,698)
Vanguard Short Term Bond ETF (Varoom)	15	22	(7)	27	—	2,270	2,224	(46)	(19)	(26)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	420	568	(148)	233	—	(88)	(673)	(585)	(352)	(500)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	1,571	2,836	(1,265)	14	—	(166)	(1,656)	(1,490)	(1,476)	(2,741)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$9,675	$6,711	$39,696	$56,082	$10,000	$(7,760)	$720,955	$(1,091)	$722,104	$778,186	$108,716	$886,902	869	(749)	57,757	57,877
Touchstone Aggressive ETF (AnnuiChoice ®)	9,464	17,965	68,978	96,407	3,024	(58,401)	411,164	(309)	355,478	451,885	390,290	842,175	209	(3,865)	26,857	23,201
Touchstone Aggressive ETF (AnnuiChoice II)	9,108	49,304	57,877	116,289	12,688	(74,006)	123,606	(4,508)	57,780	174,069	528,127	702,196	761	(4,263)	6,704	3,202
Touchstone Aggressive ETF (GrandMaster flex3)	14,729	20,453	168,946	204,128	180	(53,637)	505,618	(373)	451,788	655,916	900,220	1,556,136	12	(3,718)	34,731	31,025
Touchstone Aggressive ETF (Grandmaster)	768	12,588	6,550	19,906	—	(460)	(23,432)	(5)	(23,897)	(3,991)	106,707	102,716	—	(33)	(1,707)	(1,740)
Touchstone Aggressive ETF (IQ Advisor Enhanced)	216	—	612	828	—	—	24,511	—	24,511	25,339	—	25,339	—	—	1,493	1,493
Touchstone Aggressive ETF (IQ Advisor Standard)	2,312	1,170	7,513	10,995	—	—	215,101	—	215,101	226,096	16,725	242,821	—	—	12,851	12,851
Touchstone Aggressive ETF (IQ Annuity)	61,213	42,380	605,420	709,013	2,260	(470,597)	3,606,411	(340)	3,137,734	3,846,747	2,979,168	6,825,915	150	(33,738)	245,458	211,870
Touchstone Aggressive ETF (Pinnacle)	4,160	2,523	25,866	32,549	—	(11,214)	331,148	(152)	319,782	352,331	104,946	457,277	—	(856)	22,390	21,534
Touchstone Aggressive ETF (Pinnacle IV)	5,491	50,269	24,368	80,128	50	(113,772)	446,073	(276)	332,075	412,203	352,263	764,466	3	(8,161)	30,401	22,243
Touchstone Aggressive ETF (Pinnacle Plus)	3,403	3,279	24,151	30,833	—	(2,586)	279,788	(376)	276,826	307,659	102,848	410,507	—	(218)	19,454	19,236
Touchstone Aggressive ETF (Pinnacle V)	25,485	48,705	293,298	367,488	422,967	(32,922)	(13,384)	(12,540)	364,121	731,609	1,592,266	2,323,875	25,101	(2,671)	(1,019)	21,411
Touchstone Baron Small Cap Growth (Pinnacle)	(621)	180,893	348,155	528,427	4,864	(251,309)	34,141	(474)	(212,778)	315,649	1,462,772	1,778,421	113	(5,144)	648	(4,383)
Touchstone Baron Small Cap Growth (Pinnacle IV)	85	221,453	209,957	431,495	8,064	(346,686)	487,128	(426)	148,080	579,575	998,271	1,577,846	319	(13,708)	19,692	6,303
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(1,227)	53,020	58,190	109,983	—	(230,574)	(82,998)	(82)	(313,654)	(203,671)	417,108	213,437	—	—	(6,434)	(6,434)
Touchstone Baron Small Cap Growth (Pinnacle V)	6,626	188,593	107,756	302,975	478,216	(67,994)	475,826	(4,149)	881,899	1,184,874	535,167	1,720,041	31,996	(4,810)	30,348	57,534
Touchstone Baron Small Cap Growth (AdvantEdge)	(504)	95,791	74,589	169,876	16,036	(24,219)	43,438	(2,926)	32,329	202,205	447,004	649,209	1,042	(1,711)	2,345	1,676
Touchstone Baron Small Cap Growth (AnnuiChoice II)	2,275	73,772	67,917	143,964	111,141	(23,752)	23,629	(485)	110,533	254,497	340,413	594,910	6,030	(1,322)	1,205	5,913
Touchstone Baron Small Cap Growth (AnnuiChoice)	2,304	99,573	65,156	167,033	7,377	(62,980)	15,739	(770)	(40,634)	126,399	461,442	587,841	233	(2,212)	362	(1,617)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(912)	118,767	43,105	160,960	—	(62,180)	43,232	(369)	(19,317)	141,643	413,309	554,952	—	(2,528)	1,961	(567)
Touchstone Baron Small Cap Growth (Grandmaster)	868	89,197	17,951	108,016	—	(13,815)	53,907	(35)	40,057	148,073	281,922	429,995	—	(648)	2,142	1,494
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	38	676	1,169	1,883	—	—	—	—	—	1,883	4,791	6,674	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	1,505	23,582	40,404	65,491	—	(54,092)	109,022	—	54,930	120,421	99,231	219,652	—	(2,181)	4,918	2,737
Touchstone Baron Small Cap Growth (IQ Annuity)	(1,452)	435,234	550,737	984,519	29,926	(265,760)	508,936	(1,712)	271,390	1,255,909	2,212,392	3,468,301	1,180	(9,900)	21,620	12,900
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	346	3,923	834	5,103	—	—	34,028	—	34,028	39,131	—	39,131	—	—	2,058	2,058
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(1,786)	95,980	8,649	102,843	220	(107,105)	(58,686)	(702)	(166,273)	(63,430)	354,596	291,166	8	(4,341)	(2,247)	(6,580)
Touchstone Conservative ETF (AdvantEdge)	514	14,475	7,771	22,760	—	(15,945)	87,695	(3,198)	68,552	91,312	331,946	423,258	—	(1,622)	7,239	5,617
Touchstone Conservative ETF (AnnuiChoice II)	4,080	61,652	27,411	93,143	2,479	(154,193)	164,923	(8,464)	4,745	97,888	1,280,742	1,378,630	183	(11,978)	12,151	356
Touchstone Conservative ETF (AnnuiChoice)	1,825	60,501	(1,375)	60,951	—	(184,690)	(38,737)	(145)	(223,572)	(162,621)	931,559	768,938	—	(13,236)	(2,777)	(16,013)
Touchstone Conservative ETF (GrandMaster flex3)	(887)	21,707	15,555	36,375	—	(99,286)	—	(384)	(99,670)	(63,295)	594,672	531,377	—	(7,550)	—	(7,550)
Touchstone Conservative ETF (Grandmaster)	803	10,313	(3,109)	8,007	—	(7,589)	93,807	(21)	86,197	94,204	57,821	152,025	—	(560)	6,994	6,434
Touchstone Conservative ETF (IQ Advisor Standard)	1,344	5,468	5,177	11,989	—	—	(1,918)	—	(1,918)	10,071	153,600	163,671	—	—	(128)	(128)
Touchstone Conservative ETF (IQ Annuity)	(321)	36,683	22,118	58,480	13,952	(76,847)	73,635	(785)	9,955	68,435	828,823	897,258	1,036	(5,769)	5,528	795
Touchstone Conservative ETF (Pinnacle)	619	6,532	3,285	10,436	598	(3,641)	63,587	(32)	60,512	70,948	121,612	192,560	44	(270)	4,679	4,453
Touchstone Conservative ETF (Pinnacle IV)	(1,882)	32,826	14,612	45,556	616	(288,600)	356,885	(269)	68,632	114,188	639,114	753,302	46	(21,597)	26,588	5,037
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	710	5,010	4,751	10,471	—	—	82,998	—	82,998	93,469	75,055	168,524	—	—	6,250	6,250
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	197	—	(22)	175	—	—	14,373	(7)	14,366	14,541	—	14,541	—	—	1,244	1,244
Touchstone Conservative ETF (Pinnacle Plus)	1,350	11,501	4,813	17,664	—	(7,171)	137,516	(168)	130,177	147,841	248,288	396,129	—	(559)	10,208	9,649
Touchstone Conservative ETF Fund (Pinnacle V)	215	310,980	36,799	347,994	758,695	(146,394)	1,394,015	(37,515)	1,968,801	2,316,795	3,892,771	6,209,566	56,842	(13,812)	105,779	148,809
Touchstone Core Bond (AdvantEdge)	2,669	(2,259)	(8,773)	(8,363)	17,013	(24,088)	(17,788)	(721)	(25,584)	(33,947)	222,233	188,286	1,393	(2,034)	(1,461)	(2,102)
Touchstone Core Bond (AnnuiChoice II)	4,381	1,267	(12,561)	(6,913)	823	(8,819)	21,546	(1,776)	11,774	4,861	205,851	210,712	61	(792)	1,615	884
Touchstone Core Bond (AnnuiChoice)	17,992	(5,187)	(43,066)	(30,261)	—	(103,253)	(16,878)	(1,349)	(121,480)	(151,741)	994,395	842,654	—	(6,531)	(1,068)	(7,599)
Touchstone Core Bond (GrandMaster flex3)	4,336	1,235	(17,785)	(12,214)	—	(71,718)	(13,313)	(475)	(85,506)	(97,720)	386,494	288,774	—	(5,013)	(917)	(5,930)
Touchstone Core Bond (Grandmaster)	26,685	(5,875)	(81,939)	(61,129)	—	(166,305)	(59,346)	(550)	(226,201)	(287,330)	1,829,223	1,541,893	—	(12,258)	(4,221)	(16,479)
Touchstone Core Bond (IQ Advisor Standard)	4,404	849	(10,153)	(4,900)	—	(3,391)	—	—	(3,391)	(8,291)	177,816	169,525	—	(235)	—	(235)
Touchstone Core Bond (IQ Annuity)	6,386	7,922	(33,946)	(19,638)	—	(35,759)	(80,223)	(406)	(116,388)	(136,026)	563,084	427,058	—	(2,472)	(5,378)	(7,850)
Touchstone Core Bond (Pinnacle)	10,730	4,907	(39,273)	(23,636)	1,200	(41,416)	(35,732)	(66)	(76,014)	(99,650)	694,705	595,055	80	(2,877)	(2,445)	(5,242)
Touchstone Core Bond (Pinnacle IV)	46,316	(38,869)	(137,330)	(129,883)	23,805	(630,760)	(581,084)	(899)	(1,188,938)	(1,318,821)	4,383,597	3,064,776	1,615	(43,722)	(39,653)	(81,760)
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	879	—	(917)	(38)	—	(1,116)	28,904	(7)	27,781	27,743	—	27,743	—	(106)	2,718	2,612
Touchstone Core Bond (Pinnacle Plus)	5,429	(2,823)	(21,677)	(19,071)	—	(31,682)	(41,150)	(869)	(73,701)	(92,772)	518,668	425,896	—	(2,450)	(3,175)	(5,625)
Touchstone Core Bond (PinnacleV)	77,317	(17,863)	(221,247)	(161,793)	452,420	(178,472)	(51,759)	(14,661)	207,528	45,735	4,599,349	4,645,084	35,947	(15,236)	(3,500)	17,211
Touchstone Enhanced ETF (AdvantEdge)	3,523	170,608	(80,291)	93,840	—	(5,701)	(529,172)	(627)	(535,500)	(441,660)	441,661	1	—	(549)	(42,306)	(42,855)
Touchstone Enhanced ETF (AnnuiChoice II)	1,547	46,558	(21,774)	26,331	80	(1,506)	(145,151)	(208)	(146,785)	(120,454)	120,452	(2)	5	(102)	(7,986)	(8,083)
Touchstone Enhanced ETF (AnnuiChoice)	4,795	98,496	(18,858)	84,433	—	(82,618)	(418,723)	(261)	(501,602)	(417,169)	417,169	—	—	(5,901)	(27,142)	(33,043)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (GrandMaster flex3)	$3,623	$205,812	$(115,791)	$93,644	$180	$(134,662)	$(505,627)	$(449)	$(640,558)	$(546,914)	$546,914	$—	14	(10,897)	(34,441)	(45,324)
Touchstone Enhanced ETF (Grandmaster)	(421)	33,483	(16,970)	16,092	—	(63,991)	(26,226)	(1)	(90,218)	(74,126)	74,126	—	—	(4,289)	(1,754)	(6,043)
Touchstone Enhanced ETF (IQ Advisor Enhanced)	347	8,126	(3,960)	4,513	—	(3)	(24,511)	(1)	(24,515)	(20,002)	20,002	—	—	—	(1,450)	(1,450)
Touchstone Enhanced ETF (IQ Advisor Standard)	3,410	13,155	23,355	39,920	—	—	(216,370)	(1)	(216,371)	(176,451)	176,451	—	—	—	(12,574)	(12,574)
Touchstone Enhanced ETF (IQ Annuity)	27,902	902,808	(244,581)	686,129	8,161	(379,544)	(3,615,220)	(451)	(3,987,054)	(3,300,925)	3,300,925	—	641	(27,871)	(244,086)	(271,316)
Touchstone Enhanced ETF (Pinnacle)	3,010	139,001	(81,377)	60,634	—	(11,253)	(331,767)	(105)	(343,125)	(282,491)	282,491	—	—	(843)	(22,185)	(23,028)
Touchstone Enhanced ETF (Pinnacle IV)	2,993	272,456	(161,109)	114,340	5,565	(222,198)	(518,231)	(335)	(735,199)	(620,859)	620,859	—	431	(16,449)	(35,011)	(51,029)
Touchstone Enhanced ETF (Pinnacle Plus)	1,778	112,062	(64,554)	49,286	—	(667)	(277,788)	(142)	(278,597)	(229,311)	229,311	—	—	(61)	(19,132)	(19,193)
Touchstone Enhanced ETF (Pinnacle V)	73	25,976	(12,491)	13,558	—	(7,847)	(80,979)	(121)	(88,947)	(75,389)	75,389	—	—	(494)	(4,642)	(5,136)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	1,867	3,845	34,425	40,137	—	(3,101)	—	(174)	(3,275)	36,862	194,799	231,661	—	(196)	—	(196)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	3,610	53,430	68,355	125,395	—	(60,618)	—	(584)	(61,202)	64,193	647,358	711,551	—	(3,748)	—	(3,748)
Touchstone GMAB Aggressive ETF (Pinnacle V)	3,216	12,191	110,058	125,465	—	(6,897)	—	(429)	(7,326)	118,139	621,805	739,944	—	(441)	—	(441)
Touchstone GMAB Conservative ETF (AnnuiChoice II)	(927)	13,449	3,687	16,209	—	(25,730)	—	(381)	(26,111)	(9,902)	261,969	252,067	—	(1,992)	—	(1,992)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(3,796)	24,911	14,776	35,891	—	(23,934)	—	(117)	(24,051)	11,840	582,700	594,540	—	(1,837)	—	(1,837)
Touchstone GMAB Conservative ETF (Pinnacle V)	(4,363)	22,674	16,498	34,809	2,040	(12,000)	—	(192)	(10,152)	24,657	564,963	589,620	158	(919)	—	(761)
Touchstone GMAB Moderate ETF (AnnuiChoice II)	50	169	3,516	3,735	—	—	—	(30)	(30)	3,705	26,149	29,854	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice)	104	716	4,338	5,158	—	(1,439)	—	—	(1,439)	3,719	35,809	39,528	—	(90)	—	(90)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(1,984)	53,158	84,698	135,872	544	(89,104)	—	(354)	(88,914)	46,958	1,007,732	1,054,690	37	(5,904)	—	(5,867)
Touchstone GMAB Moderate ETF(Pinnacle V)	(2,851)	41,637	77,143	115,929	1,800	(115,290)	—	(293)	(113,783)	2,146	908,152	910,298	128	(7,907)	—	(7,779)
Touchstone High Yield (AdvantEdge)	142,664	15,747	(96,970)	61,441	—	(118,884)	271,753	(1,136)	151,733	213,174	1,131,589	1,344,763	—	(8,233)	20,345	12,112
Touchstone High Yield (AnnuiChoice II)	20,162	1,768	(16,900)	5,030	40,560	(4,479)	3,414	(266)	39,229	44,259	119,324	163,583	2,666	(313)	225	2,578
Touchstone High Yield (AnnuiChoice)	33,356	7,580	(29,460)	11,476	—	(66,001)	(6,318)	(611)	(72,930)	(61,454)	335,938	274,484	—	(3,017)	(291)	(3,308)
Touchstone High Yield (GrandMaster flex3)	30,427	(984)	(19,286)	10,157	—	(58,128)	(91,941)	(251)	(150,320)	(140,163)	409,376	269,213	—	(2,938)	(4,660)	(7,598)
Touchstone High Yield (Grandmaster)	34,616	4,909	(31,419)	8,106	—	(14,308)	73,995	(50)	59,637	67,743	218,282	286,025	—	(859)	4,435	3,576
Touchstone High Yield (IQ Advisor Standard)	(4)	64	21	81	—	—	(1,988)	1	(1,987)	(1,906)	1,906	—	—	—	(110)	(110)
Touchstone High Yield (IQ Annuity)	65,052	(3,475)	(43,318)	18,259	745	(126,461)	148,950	(278)	22,956	41,215	499,790	541,005	36	(6,169)	7,334	1,201
Touchstone High Yield (Pinnacle)	76,727	(3,788)	(50,324)	22,615	7,628	(127,534)	3,709	(264)	(116,461)	(93,846)	692,410	598,564	381	(6,341)	231	(5,729)
Touchstone High Yield (Pinnacle IV)	86,202	293,024	(291,244)	87,982	36,258	(191,942)	(4,387,063)	(656)	(4,543,403)	(4,455,421)	5,432,672	977,251	1,816	(9,741)	(221,664)	(229,589)
Touchstone High Yield (Pinnacle II Reduced M&E)	688	2	(493)	197	—	—	—	(7)	(7)	190	5,486	5,676	—	—	—	—
Touchstone High Yield (Pinnacle Plus Reduced M&E)	3,467	(1)	(3,414)	52	—	(814)	27,087	(8)	26,265	26,317	—	26,317	—	(67)	2,221	2,154
Touchstone High Yield (Pinnacle Plus)	27,989	4,323	(23,612)	8,700	—	(99,997)	7,618	(730)	(93,109)	(84,409)	338,830	254,421	—	(5,838)	433	(5,405)
Touchstone High Yield (PinnacleV)	92,304	309,539	(244,370)	157,473	495,128	(686,466)	(8,728,123)	(1,452)	(8,920,913)	(8,763,440)	10,078,628	1,315,188	35,808	(49,106)	(639,650)	(652,948)
Touchstone Large Cap Core Equity (AdvantEdge)	(2,436)	72,002	104,318	173,884	38,323	(26,173)	(195,876)	(3,544)	(187,270)	(13,386)	648,212	634,826	3,189	(2,474)	(15,762)	(15,047)
Touchstone Large Cap Core Equity (AnnuiChoice II)	2,563	32,882	84,719	120,164	87,190	(14,165)	31,678	(792)	103,911	224,075	358,259	582,334	6,644	(1,137)	2,484	7,991
Touchstone Large Cap Core Equity (AnnuiChoice)	2,046	83,590	73,543	159,179	854	(166,906)	(27,958)	(888)	(194,898)	(35,719)	619,526	583,807	60	(12,158)	(2,038)	(14,136)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(237)	27,238	8,047	35,048	139	(23,696)	(71,927)	(362)	(95,846)	(60,798)	187,715	126,917	10	(1,766)	(5,521)	(7,277)
Touchstone Large Cap Core Equity (Grandmaster)	(8)	4,010	14,026	18,028	78	(1,066)	(16,072)	(15)	(17,075)	953	70,211	71,164	5	(67)	(1,140)	(1,202)
Touchstone Large Cap Core Equity (IQ Advisor Standard)	28	1,531	2,896	4,455	11	(15,492)	—	—	(15,481)	(11,026)	21,635	10,609	1	(1,022)	—	(1,021)
Touchstone Large Cap Core Equity (IQ Annuity)	(431)	9,869	92,424	101,862	459	(76,985)	(920)	(505)	(77,951)	23,911	371,176	395,087	33	(5,618)	(68)	(5,653)
Touchstone Large Cap Core Equity (Pinnacle)	7,779	89,395	1,639,757	1,736,931	115,980	(886,600)	(17,398)	(3,990)	(792,008)	944,923	6,227,330	7,172,253	8,254	(60,396)	(348)	(52,490)
Touchstone Large Cap Core Equity (Pinnacle IV)	(3,282)	504,698	250,009	751,425	26,552	(286,428)	(495,935)	(1,015)	(756,826)	(5,401)	3,591,842	3,586,441	1,788	(18,949)	(45,416)	(62,577)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	1,673	10,770	81,496	93,939	559	(68,400)	122,638	(63)	54,734	148,673	290,068	438,741	—	—	3,537	3,537
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,406)	36,123	61,072	95,789	653	(38,919)	(68,156)	(1,079)	(107,501)	(11,712)	369,676	357,964	41	(2,578)	(4,319)	(6,856)
Touchstone Large Cap Core Equity (PinnacleV)	(11,187)	983,030	412,496	1,384,339	984,612	(528,545)	(1,059,555)	(6,227)	(609,715)	774,624	6,559,534	7,334,158	94,119	(51,451)	(140,806)	(98,138)
Touchstone Mid Cap Growth (AdvantEdge)	(881)	14,726	4,799	18,644	278	(9,136)	40,938	(22)	32,058	50,702	33,636	84,338	22	(764)	3,502	2,760
Touchstone Mid Cap Growth (AnnuiChoice II)	(14,914)	(2,707)	390,015	372,394	15,625	(79,975)	(19,032)	(749)	(84,131)	288,263	1,186,552	1,474,815	1,059	(6,173)	(1,262)	(6,376)
Touchstone Mid Cap Growth (AnnuiChoice)	(16,436)	300,870	184,171	468,605	22,137	(231,876)	(179,724)	(2,582)	(392,045)	76,560	1,621,841	1,698,401	1,025	(10,921)	(8,922)	(18,818)
Touchstone Mid Cap Growth (GrandMaster flex3)	(5,634)	64,085	29,288	87,739	5,912	(26,264)	(376,807)	(203)	(397,362)	(309,623)	523,916	214,293	278	(1,177)	(19,332)	(20,231)
Touchstone Mid Cap Growth (Grandmaster)	(2,127)	32,177	11,137	41,187	1,090	(6,756)	(1,463)	(53)	(7,182)	34,005	134,037	168,042	57	(388)	(149)	(480)
Touchstone Mid Cap Growth (IQ Advisor Standard)	(33)	123	1,499	1,589	48	—	—	—	48	1,637	4,655	6,292	2	—	—	2
Touchstone Mid Cap Growth (IQ Annuity)	(11,495)	121,728	112,496	222,729	12,661	(35,990)	73,152	(655)	49,168	271,897	705,806	977,703	596	(1,714)	2,761	1,643
Touchstone Mid Cap Growth (Pinnacle)	(7,925)	105,712	67,086	164,873	5,524	(63,317)	(54,750)	(416)	(112,959)	51,914	576,355	628,269	254	(3,217)	(2,697)	(5,660)
Touchstone Mid Cap Growth (Pinnacle IV)	(26,980)	282,525	265,379	520,924	21,743	(280,169)	213,121	(897)	(46,202)	474,722	1,554,587	2,029,309	1,020	(13,123)	10,607	(1,496)
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	(74)	143	1,847	1,916	59	—	—	(7)	52	1,968	5,732	7,700	—	—	2	2
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(84)	462	2,623	3,001	135	—	33,606	(5)	33,736	36,737	—	36,737	10	—	2,439	2,449
Touchstone Mid Cap Growth (Pinnacle Plus)	(5,907)	42,184	63,466	99,743	2,876	(83,817)	(28,879)	(1,176)	(110,996)	(11,253)	361,703	350,450	130	(4,103)	(1,287)	(5,260)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Mid Cap Growth (PinnacleV)	$(30,681)	$107,316	$477,401	$554,036	$367,793	$(72,567)	$179,055	$(10,215)	$464,066	$1,018,102	$1,459,447	$2,477,549	31,169	(6,897)	15,623	39,895
Touchstone Moderate ETF (AdvantEdge)	3,240	8,250	130,206	141,696	—	(16,465)	(10,076)	(8,464)	(35,005)	106,691	999,387	1,106,078	—	(2,110)	(833)	(2,943)
Touchstone Moderate ETF (AnnuiChoice II)	15,972	76,533	228,228	320,733	26,298	(172,340)	(10,431)	(15,778)	(172,251)	148,482	2,183,365	2,331,847	2,239	(15,182)	(856)	(13,799)
Touchstone Moderate ETF (AnnuiChoice)	17,544	137,161	244,927	399,632	2,663	(984,254)	(11,287)	(1,590)	(994,468)	(594,836)	3,102,550	2,507,714	183	(68,476)	(804)	(69,097)
Touchstone Moderate ETF (GrandMaster flex3)	6,111	29,116	200,078	235,305	—	(58,464)	(10)	(889)	(59,363)	175,942	1,648,554	1,824,496	—	(4,328)	(1)	(4,329)
Touchstone Moderate ETF (Grandmaster)	1,875	17,294	6,992	26,161	—	(37,583)	100,132	(75)	62,474	88,635	147,310	235,945	—	(2,617)	7,100	4,483
Touchstone Moderate ETF (IQ Advisor Enhanced)	517	80	5,839	6,436	—	—	—	—	—	6,436	41,818	48,254	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard)	1,020	14,016	(440)	14,596	—	—	(56,221)	—	(56,221)	(41,625)	128,803	87,178	—	—	(3,696)	(3,696)
Touchstone Moderate ETF (IQ Annuity)	7,476	35,382	226,592	269,450	350	(281,926)	77,041	(1,302)	(205,837)	63,613	1,922,849	1,986,462	26	(20,332)	5,577	(14,729)
Touchstone Moderate ETF (Pinnacle)	2,058	17,128	52,359	71,545	1,200	(55,133)	(13,339)	(311)	(67,583)	3,962	494,874	498,836	88	(3,972)	(742)	(4,626)
Touchstone Moderate ETF (Pinnacle IV)	13,630	171,080	285,886	470,596	2,146	(442,399)	25,283	(968)	(415,938)	54,658	3,437,150	3,491,808	155	(32,317)	1,841	(30,321)
Touchstone Moderate ETF (Pinnacle Plus)	521	25,385	28,527	54,433	—	(28,904)	(32,081)	(338)	(61,323)	(6,890)	402,346	395,456	—	(2,156)	(2,313)	(4,469)
Touchstone Moderate ETF (Pinnacle V)	9,373	217,783	312,151	539,307	479,281	(906,755)	(10,597)	(26,524)	(464,595)	74,712	3,942,416	4,017,128	40,248	(78,654)	(927)	(39,333)
Touchstone Money Market (AdvantEdge)	(22,419)	—	—	(22,419)	2,976	(335,351)	1,115,961	(162)	783,424	761,005	56,120	817,125	314	(35,407)	115,858	80,765
Touchstone Money Market (AnnuiChoice II)	(14,624)	—	—	(14,624)	12,638	(103,107)	1,430,060	(744)	1,338,847	1,324,223	491,384	1,815,607	1,318	(10,848)	149,090	139,560
Touchstone Money Market (AnnuiChoice)	(11,683)	—	—	(11,683)	212	(96,551)	157,272	(1,760)	59,173	47,490	1,012,024	1,059,514	19	(8,870)	14,059	5,208
Touchstone Money Market (GrandMaster flex3)	(31,264)	—	—	(31,264)	78,000	(765,459)	665,496	(1,302)	(23,265)	(54,529)	1,393,994	1,339,465	7,536	(74,598)	63,823	(3,239)
Touchstone Money Market (Grandmaster)	(48,232)	—	—	(48,232)	120,178	(696,621)	901,710	(1,279)	323,988	275,756	3,068,782	3,344,538	11,411	(66,544)	85,437	30,304
Touchstone Money Market (IQ Advisor Enhanced)	(143)	—	—	(143)	—	(115,509)	(429,299)	1	(544,807)	(544,950)	544,950	—	—	(11,751)	(43,642)	(55,393)
Touchstone Money Market (IQ Annuity)	(4,878)	—	—	(4,878)	—	(127,627)	142,868	(199)	15,042	10,164	206,855	217,019	—	(12,201)	13,465	1,264
Touchstone Money Market (IQ3)	(34,236)	—	—	(34,236)	29,847	(422,209)	(1,920,810)	(2,389)	(2,315,561)	(2,349,797)	4,394,878	2,045,081	2,841	(40,499)	(182,189)	(219,847)
Touchstone Money Market (Pinnacle)	(41,280)	—	—	(41,280)	4,138	(982,219)	290,994	(1,990)	(689,077)	(730,357)	3,038,541	2,308,184	392	(97,498)	31,140	(65,966)
Touchstone Money Market (Pinnacle IV)	(79,634)	—	—	(79,634)	95,169	(1,080,327)	4,068,181	(1,354)	3,081,669	3,002,035	2,931,438	5,933,473	9,139	(104,085)	389,584	294,638
Touchstone Money Market (Pinnacle II Reduced M&E)	(513)	—	—	(513)	—	—	(33,595)	(100)	(33,695)	(34,208)	65,403	31,195	—	—	(3,189)	(3,189)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(1)	—	—	(1)	—	—	512	—	512	511	—	511	—	—	53	53
Touchstone Money Market (Pinnacle Plus)	(15,599)	—	—	(15,599)	2,201	(367,795)	256,422	(366)	(109,538)	(125,137)	991,842	866,705	235	(39,199)	27,273	(11,691)
Touchstone Money Market (Pinnacle V)	(126,552)	—	—	(126,552)	1,136,493	(437,439)	7,570,162	(449)	8,268,767	8,142,215	2,238,358	10,380,573	121,108	(46,316)	799,795	874,587
Touchstone Third Avenue Value (AdvantEdge)	1,826	62,405	4	64,235	—	(298,120)	19,070	(228)	(279,278)	(215,043)	382,004	166,961	—	(27,137)	1,747	(25,390)
Touchstone Third Avenue Value (AnnuiChoice II)	25,271	40,846	103,907	170,024	2,238	(67,003)	(29,238)	(1,026)	(95,029)	74,995	799,179	874,174	199	(6,440)	(2,598)	(8,839)
Touchstone Third Avenue Value (AnnuiChoice)	55,152	149,880	167,122	372,154	35,868	(266,478)	(99,578)	(2,876)	(333,064)	39,090	1,791,672	1,830,762	1,601	(12,768)	(5,079)	(16,246)
Touchstone Third Avenue Value (GrandMaster flex3)	14,201	50,685	50,860	115,746	—	(92,822)	(4,583)	(440)	(97,845)	17,901	562,995	580,896	—	(5,591)	(207)	(5,798)
Touchstone Third Avenue Value (Grandmaster)	19,751	5,927	141,166	166,844	45,774	(169,442)	(88,298)	(210)	(212,176)	(45,332)	821,867	776,535	3,063	(10,666)	(5,449)	(13,052)
Touchstone Third Avenue Value (IQ Advisor Enhanced)	48	3	229	280	—	—	—	—	—	280	1,201	1,481	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard)	11,973	26,578	34,983	73,534	—	(63,227)	(11,625)	—	(74,852)	(1,318)	355,692	354,374	—	(3,854)	(729)	(4,583)
Touchstone Third Avenue Value (IQ Annuity)	60,874	(70,196)	467,154	457,832	59,344	(239,589)	(48,773)	(1,876)	(230,894)	226,938	2,133,281	2,360,219	3,465	(13,574)	(2,639)	(12,748)
Touchstone Third Avenue Value (Pinnacle)	139,615	(453,226)	1,398,218	1,084,607	56,410	(919,891)	(168,616)	(1,938)	(1,034,035)	50,572	5,285,249	5,335,821	1,103	(17,137)	(2,949)	(18,983)
Touchstone Third Avenue Value (Pinnacle IV)	64,239	397,712	107,483	569,434	3,647	(642,773)	(362,236)	(1,629)	(1,002,991)	(433,557)	3,076,281	2,642,724	203	(35,864)	(20,620)	(56,281)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	18,339	825	81,287	100,451	—	—	123,471	(73)	123,398	223,849	371,797	595,646	—	—	2,278	2,278
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	1,211	170	1,018	2,399	—	(1,907)	32,227	(2)	30,318	32,717	—	32,717	—	(145)	2,577	2,432
Touchstone Third Avenue Value (Pinnacle Plus)	20,669	55,676	108,895	185,240	2,850	(86,119)	(36,199)	(1,073)	(120,541)	64,699	862,719	927,418	150	(4,555)	(1,664)	(6,069)
Touchstone Third Avenue Value (Pinnacle V)	16,041	16,454	71,002	103,497	78,791	(52,601)	(12,906)	(903)	12,381	115,878	487,340	603,218	8,385	(5,866)	(1,868)	651
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	2,143	104,480	132,361	238,984	—	(322,150)	(10,549)	(733)	(333,432)	(94,448)	1,557,785	1,463,337	—	(26,761)	(832)	(27,593)
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	27	255	669	951	—	—	—	(6)	(6)	945	5,180	6,125	—	—	—	—
Fidelity VIP Overseas (Pinnacle)	(223)	(19,077)	72,353	53,053	—	(53,892)	—	(77)	(53,969)	(916)	216,691	215,775	—	(6,157)	—	(6,157)
Fidelity VIP Overseas (Pinnacle IV)	(140)	(7,435)	36,004	28,429	—	(10,582)	(11,678)	(106)	(22,366)	6,063	115,385	121,448	—	(1,293)	(1,349)	(2,642)
Fidelity VIP Equity-Income (Grandmaster)	107,699	587,874	1,605,829	2,301,402	89,615	(1,072,874)	(27,673)	(4,559)	(1,015,491)	1,285,911	9,034,946	10,320,857	1,456	(16,838)	(393)	(15,775)
Fidelity VIP Equity-Income (Pinnacle)	29,075	82,918	485,503	597,496	55,457	(459,555)	34,544	(1,148)	(370,702)	226,794	2,474,171	2,700,965	3,303	(26,548)	2,064	(21,181)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	697	3,308	7,034	11,039	—	—	—	—	—	11,039	41,283	52,322	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(74,086)	468,041	1,643,592	2,037,547	—	(1,000,404)	(162,173)	(3,882)	(1,166,459)	871,088	6,526,240	7,397,328	—	(13,966)	(2,268)	(16,234)
Fidelity VIP High Income (Grandmaster)	112,927	65,772	(76,046)	102,653	35,453	(243,962)	(491,050)	(787)	(700,346)	(597,693)	3,171,300	2,573,607	1,419	(9,844)	(20,293)	(28,718)
Fidelity VIP II Asset Manager (Grandmaster)	8,865	134,048	664,874	807,787	134,713	(923,465)	(161,498)	(3,219)	(953,469)	(145,682)	6,303,458	6,157,776	2,996	(21,108)	(3,639)	(21,751)
Fidelity VIP II Contrafund (Grandmaster)	(34,502)	74,388	2,930,937	2,970,823	143,369	(1,081,516)	(322,895)	(5,278)	(1,266,320)	1,704,503	10,689,676	12,394,179	2,775	(20,901)	(6,349)	(24,475)
Fidelity VIP II Contrafund (Pinnacle)	(18,278)	62,783	1,605,750	1,650,255	46,854	(677,405)	(30,263)	(3,260)	(664,074)	986,181	5,932,363	6,918,544	1,937	(26,987)	(1,187)	(26,237)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	2	151	18,458	18,611	—	—	—	(7)	(7)	18,604	62,363	80,967	—	—	—	—
Fidelity VIP II Index 500 (Grandmaster)	23,999	179,728	1,008,615	1,212,342	—	(323,277)	(8,887)	(2,306)	(334,470)	877,872	4,127,318	5,005,190	—	(8,151)	(228)	(8,379)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Index 500 (IQ Annuity)	$1,577	$9,721	$81,060	$92,358	$—	$(9,844)	$—	$(262)	$(10,106)	$82,252	$307,406	$389,658	—	(736)	—	(736)
Fidelity VIP II Index 500 (Pinnacle)	11,495	33,098	683,821	728,414	—	(535,159)	—	(1,661)	(536,820)	191,594	2,588,553	2,780,147	—	(45,749)	1	(45,748)
Fidelity VIP II Index 500 (Pinnacle IV)	392	4,130	46,483	51,005	—	(32,673)	(6,966)	(64)	(39,703)	11,302	176,568	187,870	—	(2,678)	(582)	(3,260)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	282	1,796	9,391	11,469	—	(6,620)	—	(5)	(6,625)	4,844	39,346	44,190	—	—	(555)	(555)
Fidelity VIP II Investment Grade Bond (Pinnacle)	16,975	28,360	(104,293)	(58,958)	—	(171,345)	(41,297)	(655)	(213,297)	(272,255)	1,973,945	1,701,690	—	(13,469)	(3,248)	(16,717)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	6,666	17,514	(52,761)	(28,581)	—	(140,125)	(22,670)	(320)	(163,115)	(191,696)	988,125	796,429	—	(10,957)	(1,811)	(12,768)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	(519)	(1,099)	(2,916)	(4,534)	—	—	(212,514)	—	(212,514)	(217,048)	261,317	44,269	—	—	(16,526)	(16,526)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	4,741	5,711	(20,191)	(9,739)	—	(6,676)	(18,667)	(833)	(26,176)	(35,915)	379,963	344,048	—	(574)	(1,394)	(1,968)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	646	661	(2,853)	(1,546)	—	—	—	(11)	(11)	(1,557)	53,222	51,665	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	1,522	3,050	(11,484)	(6,912)	—	(14,684)	—	(562)	(15,246)	(22,158)	216,335	194,177	—	(1,206)	—	(1,206)
Fidelity VIP II Investment Grade Bond (Grandmaster)	23,198	38,426	(141,518)	(79,894)	—	(213,824)	(2,586)	(936)	(217,346)	(297,240)	2,664,257	2,367,017	—	(5,596)	(68)	(5,664)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	8,163	15,495	(56,561)	(32,903)	—	(83,761)	—	(290)	(84,051)	(116,954)	1,066,535	949,581	—	(4,638)	—	(4,638)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	80	33	(83)	30	—	(1,199)	20,801	—	19,602	19,632	—	19,632	—	(113)	1,962	1,849
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	83	1,425	(3,987)	(2,479)	—	(10,669)	(31,560)	(126)	(42,355)	(44,834)	79,300	34,466	—	(861)	(2,550)	(3,411)
Fidelity VIP III Balanced (Grandmaster)	2,269	132,593	164,482	299,344	—	(398,179)	—	(876)	(399,055)	(99,711)	1,904,141	1,804,430	—	(20,049)	3	(20,046)
Fidelity VIP Overseas (AnnuiChoice)	445	(2,721)	33,062	30,786	—	(7,496)	—	(703)	(8,199)	22,587	110,136	132,723	—	(906)	—	(906)
Fidelity VIP Overseas (AnnuiChoice II)	120	(3,049)	18,666	15,737	—	(10,289)	—	(140)	(10,429)	5,308	58,478	63,786	—	(1,119)	—	(1,119)
Fidelity VIP Overseas (Grandmaster flex3)	(4)	24	535	555	—	—	—	(8)	(8)	547	1,957	2,504	—	(1)	—	(1)
Fidelity VIP Overseas (Grandmaster)	(392)	(76,134)	703,759	627,233	—	(289,621)	(90,626)	(1,388)	(381,635)	245,598	2,430,014	2,675,612	—	(9,389)	(2,912)	(12,301)
Fidelity VIP Overseas (IQ Annuity)	(9)	45	5,691	5,727	—	(40)	—	(19)	(59)	5,668	20,081	25,749	—	(6)	—	(6)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	(1)	45	—	44	—	(508)	465	(1)	(44)	—	—	—	—	(41)	41	—
Fidelity VIP Overseas (Pinnacle Plus)	(152)	4,459	8,458	12,765	—	(10,652)	(465)	(168)	(11,285)	1,480	54,461	55,941	—	(1,335)	(53)	(1,388)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	2,740	13,337	70,051	86,128	1,513	(16,859)	(55,759)	(152)	(71,257)	14,871	345,896	360,767	97	(1,122)	(3,579)	(4,604)
Fidelity VIP Growth (IQ Annuity)	(4,751)	9,160	106,540	110,949	—	(15,134)	—	(250)	(15,384)	95,565	326,617	422,182	—	(1,190)	—	(1,190)
Fidelity VIP Growth (Pinnacle)	(6,197)	32,573	132,076	158,452	—	(89,709)	—	(340)	(90,049)	68,403	500,152	568,555	—	(7,554)	5	(7,549)
Fidelity VIP Growth (Pinnacle II Reduced M&E)	(13)	4	470	461	—	—	—	(6)	(6)	455	1,333	1,788	—	—	(1)	(1)
Fidelity VIP High Income (IQ Annuity)	13,209	12,898	(11,991)	14,116	—	(9,195)	(88,381)	(111)	(97,687)	(83,571)	408,360	324,789	—	(661)	(6,364)	(7,025)
Fidelity VIP II Asset Manager (IQ Annuity)	(704)	23,812	(15,747)	7,361	—	(201)	(86,107)	(23)	(86,331)	(78,970)	93,131	14,161	—	(16)	(6,109)	(6,125)
Fidelity VIP II Contrafund (IQ Annuity)	(3,890)	2,568	224,877	223,555	25,285	(44,440)	33,466	(371)	13,940	237,495	757,770	995,265	1,398	(2,445)	1,780	733
Fidelity VIP III Balanced (IQ Annuity)	(67)	6,788	14,419	21,140	—	(8,467)	—	(114)	(8,581)	12,559	123,155	135,714	—	(584)	—	(584)
Fidelity VIP III Mid Cap (Grandmaster)	(12,984)	187,517	214,458	388,991	—	(351,904)	(17,254)	(529)	(369,687)	19,304	1,313,765	1,333,069	—	(8,029)	(428)	(8,457)
Fidelity VIP III Mid Cap (IQ Annuity)	(9,237)	116,124	143,140	250,027	—	(111,622)	(41,641)	(256)	(153,519)	96,508	793,357	889,865	—	(2,420)	(878)	(3,298)
Fidelity VIP III Mid Cap (Pinnacle)	(34,749)	483,731	628,269	1,077,251	—	(762,930)	(16,581)	(1,439)	(780,950)	296,301	3,556,053	3,852,354	—	(17,924)	(388)	(18,312)
Fidelity VIP Overseas (IQ Annuity)	(46)	(30)	8,354	8,278	—	(441)	—	(5)	(446)	7,832	29,458	37,290	—	(36)	—	(36)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(245)	699	30,010	30,464	—	(11,903)	(354)	(377)	(12,634)	17,830	231,051	248,881	—	(870)	(24)	(894)
Fidelity VIP Asset Manager (AdvantEdge)	(226)	1,936	9,612	11,322	—	(3,961)	2,331	(452)	(2,082)	9,240	84,068	93,308	—	(379)	209	(170)
Fidelity VIP Asset Manager (AnnuiChoice II)	221	2,079	8,988	11,288	4,193	(7,454)	8,419	(115)	5,043	16,331	75,605	91,936	310	(546)	629	393
Fidelity VIP Asset Manager (AnnuiChoice)	937	6,437	27,342	34,716	—	(32,637)	16	(230)	(32,851)	1,865	246,908	248,773	—	(2,095)	1	(2,094)
Fidelity VIP Asset Manager (GrandMaster flex3)	(220)	1,174	14,082	15,036	360	(682)	—	(48)	(370)	14,666	111,194	125,860	25	(52)	—	(27)
Fidelity VIP Asset Manager (IQ Advisor Standard)	25	131	136	292	—	—	1,208	—	1,208	1,500	1,561	3,061	—	—	77	77
Fidelity VIP Asset Manager (Pinnacle)	41	3,710	(289)	3,462	—	(19,748)	21,105	(53)	1,304	4,766	23,602	28,368	—	(1,358)	1,456	98
Fidelity VIP Asset Manager (Pinnacle IV)	(201)	5,123	9,516	14,438	—	(12,556)	(19)	(29)	(12,604)	1,834	112,689	114,523	—	(887)	(1)	(888)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	(4)	—	105	101	—	—	11,412	(7)	11,405	11,506	—	11,506	—	(1)	922	921
Fidelity VIP Asset Manager (Pinnacle Plus)	(208)	9,359	80	9,231	—	(2,742)	(25,558)	(176)	(28,476)	(19,245)	85,515	66,270	—	(206)	(1,759)	(1,965)
Fidelity VIP Asset Manager (Pinnacle V)	(401)	8,451	42,416	50,466	56,350	(7,462)	(5,006)	(1,316)	42,566	93,032	348,299	441,331	4,728	(724)	(415)	3,589
Fidelity VIP Balanced (AdvantEdge)	(570)	18,212	20,543	38,185	—	(40,457)	70,824	(1,268)	29,099	67,284	230,982	298,266	—	(3,325)	5,326	2,001
Fidelity VIP Balanced (AnnuiChoice II)	1,631	31,914	49,453	82,998	36,331	(24,670)	76,488	(1,218)	86,931	169,929	419,583	589,512	2,717	(1,896)	5,504	6,325
Fidelity VIP Balanced (AnnuiChoice)	2,119	45,244	56,659	104,022	—	(93,454)	54,950	(622)	(39,126)	64,896	574,117	639,013	—	(5,726)	3,465	(2,261)
Fidelity VIP Balanced (GrandMaster flex3)	(903)	23,538	27,254	49,889	—	(60,355)	(4,736)	(353)	(65,444)	(15,555)	317,456	301,901	—	(3,633)	(274)	(3,907)
Fidelity VIP Balanced (Grandmaster)	(750)	63,811	138,145	201,206	1,145	(148,517)	33,783	(212)	(113,801)	87,405	1,198,988	1,286,393	76	(9,613)	2,123	(7,414)
Fidelity VIP Balanced (IQ Advisor Standard)	1,158	9,501	19,604	30,263	—	(34,821)	—	—	(34,821)	(4,558)	182,619	178,061	—	(2,176)	—	(2,176)
Fidelity VIP Balanced (IQ3)	(554)	50,865	77,680	127,991	744	(57,800)	46,026	(711)	(11,741)	116,250	746,730	862,980	49	(3,853)	2,908	(896)
Fidelity VIP Balanced (Pinnacle)	(1,322)	62,761	16,985	78,424	23,686	(67,061)	(63,295)	(145)	(106,815)	(28,391)	445,705	417,314	1,581	(4,411)	(3,551)	(6,381)
Fidelity VIP Balanced (Pinnacle IV)	(2,340)	120,592	90,118	208,370	877	(233,667)	35,896	(518)	(197,412)	10,958	1,259,266	1,270,224	50	(13,537)	2,041	(11,446)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	$252	$618	$1,496	$2,366	$—	$(745)	$36,552	$—	$35,807	$38,173	$—	$38,173	—	(55)	2,872	2,817
Fidelity VIP Balanced (Pinnacle Plus)	(603)	12,521	10,519	22,437	—	(4,275)	(19,815)	(182)	(24,272)	(1,835)	135,671	133,836	—	(295)	(1,218)	(1,513)
Fidelity VIP Balanced (Pinnacle V)	(1,517)	62,486	85,783	146,752	101,436	(47,543)	(22,093)	(2,211)	29,589	176,341	845,482	1,021,823	8,573	(4,268)	(2,041)	2,264
Fidelity VIP Contrafund (AdvantEdge)	(21,427)	206,834	559,013	744,420	199,647	(206,716)	177,934	(17,938)	152,927	897,347	2,578,011	3,475,358	16,529	(18,694)	13,499	11,334
Fidelity VIP Contrafund (AnnuiChoice II)	(7,970)	126,075	693,371	811,476	442,021	(135,575)	86,745	(8,358)	384,833	1,196,309	2,552,262	3,748,571	32,169	(10,619)	7,020	28,570
Fidelity VIP Contrafund (AnnuiChoice)	(6,389)	307,108	572,917	873,636	13,899	(474,607)	92,830	(5,781)	(373,659)	499,977	3,099,905	3,599,882	717	(24,585)	4,652	(19,216)
Fidelity VIP Contrafund (GrandMaster flex3)	(11,470)	176,853	241,661	407,044	11,130	(258,772)	144,447	(1,092)	(104,287)	302,757	1,487,833	1,790,590	579	(13,784)	7,379	(5,826)
Fidelity VIP Contrafund (IQ Advisor Standard)	471	4,913	43,862	49,246	—	(22,780)	107,075	—	84,295	133,541	84,910	218,451	—	(1,184)	6,085	4,901
Fidelity VIP Contrafund (IQ3)	(30,644)	82,607	1,156,599	1,208,562	24,900	(519,586)	401,280	(4,229)	(97,635)	1,110,927	4,008,302	5,119,229	1,336	(27,268)	23,484	(2,448)
Fidelity VIP Contrafund (Pinnacle IV)	(47,924)	1,271,487	523,444	1,747,007	38,096	(2,145,345)	(80,106)	(2,185)	(2,189,540)	(442,533)	7,184,504	6,741,971	1,967	(111,437)	(4,261)	(113,731)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	114	306	17,260	17,680	—	(962)	65,745	(9)	64,774	82,454	40,199	122,653	—	(65)	4,649	4,584
Fidelity VIP Contrafund (Pinnacle Plus)	(11,437)	183,698	144,573	316,834	1,425	(127,858)	159,148	(1,227)	31,488	348,322	1,129,031	1,477,353	72	(6,566)	7,542	1,048
Fidelity VIP Contrafund (Pinnacle V)	(48,118)	212,537	1,899,555	2,063,974	2,139,433	(343,271)	407,228	(37,661)	2,165,729	4,229,703	6,248,302	10,478,005	183,122	(32,587)	33,380	183,915
Fidelity VIP Disciplined Small Cap (Advantedge)	(40)	255	682	897	58	—	—	(13)	45	942	2,493	3,435	4	(1)	—	3
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(462)	8,704	5,311	13,553	4,186	(6,374)	(18,370)	(238)	(20,796)	(7,243)	45,139	37,896	362	(531)	(1,565)	(1,734)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(802)	12,489	20,382	32,069	2,094	(5,411)	8,528	(153)	5,058	37,127	87,943	125,070	170	(489)	679	360
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	(547)	3,246	9,695	12,394	798	—	(207)	(15)	576	12,970	34,466	47,436	67	(1)	(19)	47
Fidelity VIP Disciplined Small Cap (GrandMaster)	(434)	5,649	6,632	11,847	944	(37,391)	43,650	(22)	7,181	19,028	29,163	48,191	78	(3,008)	3,562	632
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(778)	6,934	12,442	18,598	1,075	(23,467)	4,397	(49)	(18,044)	554	62,945	63,499	90	(2,098)	356	(1,652)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(2,065)	39,359	18,618	55,912	3,246	(44,840)	7,000	(138)	(34,732)	21,180	175,189	196,369	270	(3,988)	593	(3,125)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(3,816)	27,594	70,967	94,745	6,006	(9,130)	18,286	(187)	14,975	109,720	264,477	374,197	502	(800)	1,391	1,093
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(68)	2,193	(102)	2,023	102	—	32,991	(5)	33,088	35,111	—	35,111	9	—	2,657	2,666
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(3,084)	34,430	48,238	79,584	303,379	(7,808)	(15,050)	(1,051)	279,470	359,054	138,403	497,457	25,278	(830)	(1,295)	23,153
Fidelity VIP Equity-Income (AnnuiChoice II)	4,061	50,667	40,737	95,465	—	(74,258)	13,691	(557)	(61,124)	34,341	382,060	416,401	—	(6,098)	1,066	(5,032)
Fidelity VIP Equity-Income (AdvantEdge)	9,796	61,992	13,582	85,370	—	(8,359)	429,928	(4,017)	417,552	502,922	257,417	760,339	—	(1,126)	35,753	34,627
Fidelity VIP Equity-Income (AnnuiChoice)	15,570	66,829	217,939	300,338	6,149	(228,351)	63,658	(2,206)	(160,750)	139,588	1,183,195	1,322,783	425	(15,425)	4,385	(10,615)
Fidelity VIP Equity-Income (GrandMaster flex3)	1,266	37,071	10,188	48,525	—	(41,590)	437	(221)	(41,374)	7,151	204,333	211,484	—	(2,884)	65	(2,819)
Fidelity VIP Equity-Income (IQ Advisor Standard)	193	2,036	2,788	5,017	—	(15,694)	2,852	—	(12,842)	(7,825)	23,262	15,437	—	(1,011)	182	(829)
Fidelity VIP Equity-Income (IQ3)	5,940	50,495	107,384	163,819	85,296	(61,524)	(5,038)	(424)	18,310	182,129	598,050	780,179	6,418	(4,366)	(330)	1,722
Fidelity VIP Equity-Income (Pinnacle IV)	10,168	116,822	124,200	251,190	25,255	(273,952)	50,976	(680)	(198,401)	52,789	1,011,759	1,064,548	1,652	(18,651)	3,853	(13,146)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	7,695	27,111	(8,026)	26,780	—	—	423,275	(3)	423,272	450,052	—	450,052	—	—	28,524	28,524
Fidelity VIP Equity-Income (Pinnacle Plus)	(1,206)	108,659	62,651	170,104	—	(65,986)	(358,925)	(1,442)	(426,353)	(256,249)	764,055	507,806	—	(4,168)	(21,542)	(25,710)
Fidelity VIP Equity-Income (Pinnacle V)	15,986	165,905	90,140	272,031	622,673	(73,125)	8,166	(3,383)	554,331	826,362	849,884	1,676,246	62,427	(7,938)	2,132	56,621
Fidelity VIP Freedom 2010 (Advantedge)	(301)	7,704	14,249	21,652	14,335	(15,691)	136	(1,718)	(2,938)	18,714	187,039	205,753	1,260	(1,479)	12	(207)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	438	11,885	9,358	21,681	—	(85,181)	—	(1,089)	(86,270)	(64,589)	248,935	184,346	—	(7,504)	—	(7,504)
Fidelity VIP Freedom 2010 (AnnuiChoice)	21	71	469	561	—	(185)	—	(3)	(188)	373	4,673	5,046	—	(15)	—	(15)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	(268)	2,026	1,251	3,009	—	(87,700)	—	—	(87,700)	(84,691)	84,691	—	—	(7,725)	—	(7,725)
Fidelity VIP Freedom 2010 (GrandMaster)	94	644	4,195	4,933	2,000	—	2,056	—	4,056	8,989	40,564	49,553	175	—	169	344
Fidelity VIP Freedom 2010 (IQ Annuity)	(445)	28,509	(16,607)	11,457	—	(94,090)	—	(96)	(94,186)	(82,729)	139,248	56,519	—	(8,034)	—	(8,034)
Fidelity VIP Freedom 2010 (Pinnacle)	110	708	85	903	—	(11,714)	23,563	(11)	11,838	12,741	2,094	14,835	—	(958)	1,967	1,009
Fidelity VIP Freedom 2010 (Pinnacle IV)	(14)	1,088	5,986	7,060	—	(4,506)	—	(57)	(4,563)	2,497	63,914	66,411	—	(397)	—	(397)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	(42)	285	2,103	2,346	—	—	—	(16)	(16)	2,330	20,751	23,081	—	(1)	—	(1)
Fidelity VIP Freedom 2010 (Pinnacle V)	(354)	21,164	53,319	74,129	11,543	(83,744)	60,765	(2,862)	(14,298)	59,831	670,811	730,642	989	(7,542)	5,157	(1,396)
Fidelity VIP Freedom 2015 (AdvantEdge)	(754)	12,355	3,438	15,039	—	(74,717)	67	(701)	(75,351)	(60,312)	155,998	95,686	—	(6,389)	6	(6,383)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	401	1,321	15,272	16,994	—	(81,966)	(4,222)	(171)	(86,359)	(69,365)	202,421	133,056	—	(7,273)	(369)	(7,642)
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	3,043	4,797	31,690	39,530	—	—	—	—	—	39,530	294,560	334,090	—	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity)	(222)	4,594	4,402	8,774	—	(51,995)	—	(57)	(52,052)	(43,278)	89,969	46,691	—	(4,460)	—	(4,460)
Fidelity VIP Freedom 2015 (Pinnacle)	901	1,887	3,369	6,157	—	—	97,407	—	97,407	103,564	4,466	108,030	—	—	8,375	8,375
Fidelity VIP Freedom 2015 (Pinnacle IV)	2	408	1,229	1,639	—	(1,710)	—	(50)	(1,760)	(121)	14,272	14,151	—	(155)	—	(155)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(1,117)	18,256	(4,025)	13,114	—	(9,600)	(64,800)	(20)	(74,420)	(61,306)	115,260	53,954	—	(810)	(5,453)	(6,263)
Fidelity VIP Freedom 2015 (Pinnacle V)	1,386	38,651	153,725	193,762	69,693	(19,066)	119,887	(9,004)	161,510	355,272	1,504,219	1,859,491	6,032	(2,431)	10,508	14,109
Fidelity VIP Freedom 2020 (AdvantEdge)	(553)	39,582	(12,206)	26,823	—	(132,053)	(327)	(954)	(133,334)	(106,511)	295,142	188,631	—	(11,923)	(17)	(11,940)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	2,667	30,897	53,824	87,388	—	(77,094)	—	(2,134)	(79,228)	8,160	675,022	683,182	—	(7,234)	—	(7,234)
Fidelity VIP Freedom 2020 (AnnuiChoice)	209	514	4,127	4,850	—	—	—	(30)	(30)	4,820	33,510	38,330	—	(3)	—	(3)
Fidelity VIP Freedom 2020 (GrandMaster)	97	744	4,750	5,591	—	—	—	—	—	5,591	39,716	45,307	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle IV)	(589)	19,523	(6,316)	12,618	—	(52,124)	—	(30)	(52,154)	(39,536)	96,145	56,609	—	(4,422)	—	(4,422)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle)	$77	$60	$357	$494	$—	$(633)	$9,083	$(8)	$8,442	$8,936	$—	$8,936	—	(55)	796	741
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(289)	5,390	(2,292)	2,809	—	(5,000)	4,687	(2)	(315)	2,494	18,215	20,709	—	(449)	449	—
Fidelity VIP Freedom 2020 (Pinnacle V)	3,555	260,910	192,624	457,089	718,845	(509,951)	(459,928)	(24,349)	(275,383)	181,706	3,618,057	3,799,763	65,132	(48,467)	(43,793)	(27,128)
Fidelity VIP Freedom 2025 (Advantedge)	662	1,664	13,568	15,894	100,000	—	43,742	(691)	143,051	158,945	—	158,945	8,576	(57)	3,888	12,407
Fidelity VIP Freedom 2025 (AnnuiChoice II)	822	648	25,397	26,867	38,092	(76,724)	—	(777)	(39,409)	(12,542)	184,316	171,774	3,385	(7,048)	1	(3,662)
Fidelity VIP Freedom 2025 (GrandMaster)	6	34	312	352	—	—	—	(5)	(5)	347	1,949	2,296	—	—	—	—
Fidelity VIP Freedom 2025 (IQ Annuity)	444	253	1,066	1,763	—	—	34,265	—	34,265	36,028	—	36,028	—	—	2,906	2,906
Fidelity VIP Freedom 2025 (Pinnacle)	13	81	596	690	—	—	—	—	—	690	3,807	4,497	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV)	53	450	3,819	4,322	—	—	—	(30)	(30)	4,292	24,054	28,346	—	(3)	—	(3)
Fidelity VIP Freedom 2025 (Pinnacle Plus)	(2)	135	1,296	1,429	—	—	—	—	—	1,429	8,063	9,492	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V)	3,580	78,851	266,688	349,119	174,451	(64,985)	(23,661)	(16,104)	69,701	418,820	1,973,282	2,392,102	15,437	(7,444)	(2,543)	5,450
Fidelity VIP Freedom 2030 (AnnuiChoice II)	226	7,305	9,585	17,116	—	(74,345)	—	(60)	(74,405)	(57,289)	147,154	89,865	—	(7,078)	—	(7,078)
Fidelity VIP Freedom 2030 (IQ Annuity)	150	1,136	11,440	12,726	15,526	—	—	(48)	15,478	28,204	57,145	85,349	1,419	(4)	(1)	1,414
Fidelity VIP Freedom 2030 (Pinnacle IV)	—	7	67	74	—	—	—	(4)	(4)	70	388	458	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle V)	(94)	8,476	38,004	46,386	—	—	(6,060)	(210)	(6,270)	40,116	242,583	282,699	—	(20)	(597)	(617)
Fidelity VIP Growth (AnnuiChoice II)	(2,271)	22,328	41,939	61,996	—	(29,595)	99,600	(238)	69,767	131,763	139,178	270,941	—	(2,147)	7,386	5,239
Fidelity VIP Growth (GrandMaster)	(6,703)	35,610	121,410	150,317	12,558	(80,434)	(28,296)	(127)	(96,299)	54,018	497,549	551,567	1,005	(6,643)	(2,634)	(8,272)
Fidelity VIP Growth (AdvantEdge)	(1,680)	17,052	15,511	30,883	—	—	(40,857)	(63)	(40,920)	(10,037)	105,484	95,447	—	(5)	(3,486)	(3,491)
Fidelity VIP Growth (AnnuiChoice)	(3,440)	40,183	71,504	108,247	300	(80,119)	24,229	(614)	(56,204)	52,043	336,579	388,622	28	(7,408)	2,166	(5,214)
Fidelity VIP Growth (GrandMaster flex3)	(2,586)	41,112	12,274	50,800	5,460	(28,171)	(64,735)	(150)	(87,596)	(36,796)	205,948	169,152	390	(2,045)	(5,068)	(6,723)
Fidelity VIP Growth (IQ Advisor Standard)	(29)	8	1,618	1,597	—	—	—	—	—	1,597	4,542	6,139	—	—	—	—
Fidelity VIP Growth (IQ3)	(6,429)	21,820	118,150	133,541	716	(35,582)	(36,537)	(395)	(71,798)	61,743	434,536	496,279	72	(3,268)	(3,665)	(6,861)
Fidelity VIP Growth (Pinnacle)	(2,369)	5,011	50,211	52,853	10,302	(9,767)	15,334	(78)	15,791	68,644	146,118	214,762	958	(828)	1,205	1,335
Fidelity VIP Growth (Pinnacle IV)	(12,404)	214,860	48,547	251,003	—	(139,258)	30,957	(890)	(109,191)	141,812	812,363	954,175	—	(12,145)	2,479	(9,666)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(16)	6	583	573	—	—	24,741	(10)	24,731	25,304	—	25,304	—	(1)	1,555	1,554
Fidelity VIP Growth (Pinnacle Plus)	(2,533)	43,126	3,079	43,672	—	(131,517)	(3,199)	(121)	(134,837)	(91,165)	203,522	112,357	—	(8,755)	(242)	(8,997)
Fidelity VIP Growth (Pinnacle V)	(13,845)	20,795	269,796	276,746	414,369	(39,614)	187,536	(5,534)	556,757	833,503	684,253	1,517,756	34,157	(3,987)	13,823	43,993
Fidelity VIP High Income (AdvantEdge)	42,910	7,390	20,787	71,087	9,279	(100,043)	(1,279,126)	(787)	(1,370,677)	(1,299,590)	2,259,967	960,377	671	(7,168)	(90,676)	(97,173)
Fidelity VIP High Income (AnnuiChoice II)	40,756	17,746	(32,304)	26,198	35,165	(51,712)	55,852	(257)	39,048	65,246	803,855	869,101	2,346	(3,521)	3,103	1,928
Fidelity VIP High Income (AnnuiChoice)	23,017	34,520	(33,401)	24,136	—	(79,731)	(83,112)	(592)	(163,435)	(139,299)	622,193	482,894	—	(4,480)	(4,754)	(9,234)
Fidelity VIP High Income (GrandMaster flex3)	514,941	211,551	(402,668)	323,824	155,248	(912,931)	(1,052,434)	(441)	(1,810,558)	(1,486,734)	13,746,633	12,259,899	8,369	(48,885)	(66,670)	(107,186)
Fidelity VIP High Income (IQ Advisor Standard)	151	—	(125)	26	—	—	2,852	—	2,852	2,878	—	2,878	—	—	160	160
Fidelity VIP High Income (IQ3)	48,381	33,890	(32,365)	49,906	—	(392,768)	(251,755)	(486)	(645,009)	(595,103)	1,787,139	1,192,036	—	(20,650)	(14,149)	(34,799)
Fidelity VIP High Income (Pinnacle)	277,357	97,186	(192,893)	181,650	88,914	(271,671)	(480,786)	(132)	(663,675)	(482,025)	6,667,713	6,185,688	5,400	(16,468)	(34,313)	(45,381)
Fidelity VIP High Income (Pinnacle IV)	29,245	31,455	(32,389)	28,311	1,625	(189,918)	(41,709)	(248)	(230,250)	(201,939)	886,847	684,908	86	(10,061)	(2,411)	(12,386)
Fidelity VIP High Income (Pinnacle II Reduced M&E)	19,761	6,798	(13,993)	12,566	—	(6,857)	(2,894)	—	(9,751)	2,815	416,146	418,961	—	—	(946)	(946)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	(6)	1	27	22	—	(813)	15,886	(3)	15,070	15,092	—	15,092	—	(67)	1,312	1,245
Fidelity VIP High Income (Pinnacle Plus)	10,599	(935)	(1,482)	8,182	—	(9,474)	(25,649)	(89)	(35,212)	(27,030)	69,223	42,193	—	(561)	(1,135)	(1,696)
Fidelity VIP High Income (Pinnacle V)	41,887	13,879	(17,658)	38,108	54,915	(32,615)	21,367	(708)	42,959	81,067	917,973	999,040	4,160	(2,526)	1,605	3,239
Fidelity VIP II Index 500 (Pinnacle)	4,743	91,973	81,447	178,163	2,548	(83,182)	230,351	(182)	149,535	327,698	586,924	914,622	230	(7,191)	18,718	11,757
Fidelity VIP II Index 500 (Pinnacle IV)	3,718	97,788	362,012	463,518	15,924	(248,466)	(19,995)	(545)	(253,082)	210,436	1,696,835	1,907,271	1,408	(22,160)	(2,667)	(23,419)
Fidelity VIP II Index 500 (Pinnacle V)	11,573	145,513	531,573	688,659	1,006,501	(141,153)	67,470	(11,327)	921,491	1,610,150	1,959,815	3,569,965	90,677	(13,505)	5,372	82,544
Fidelity VIP Index 500 (AdvantEdge)	(597)	98,401	202,350	300,154	81,328	(43,822)	(212,184)	(6,532)	(181,210)	118,944	1,064,753	1,183,697	6,540	(4,091)	(16,682)	(14,233)
Fidelity VIP Index 500 (AnnuiChoice II)	8,198	81,308	226,310	315,816	293,085	(108,387)	19,670	(3,097)	201,271	517,087	944,669	1,461,756	25,774	(10,261)	2,169	17,682
Fidelity VIP Index 500 (AnnuiChoice)	11,401	121,495	184,880	317,776	—	(168,289)	308,084	(1,844)	137,951	455,727	1,068,707	1,524,434	—	(13,180)	21,969	8,789
Fidelity VIP Index 500 (Grandmaster flex3)	7,706	81,009	57,997	146,712	8,190	(42,867)	471,547	(596)	436,274	582,986	451,592	1,034,578	713	(3,874)	38,562	35,401
Fidelity VIP Index 500 (Grandmaster)	2,311	12,037	152,311	166,659	—	(45,763)	27,708	(187)	(18,242)	148,417	571,939	720,356	—	(4,026)	2,163	(1,863)
Fidelity VIP Index 500 (IQ Advisor Standard)	2,700	10,256	55,714	68,670	—	(29,485)	89,152	—	59,667	128,337	153,052	281,389	—	(2,484)	8,464	5,980
Fidelity VIP Index 500 (IQ3)	6,120	158,623	279,552	444,295	1,356	(234,748)	716,414	(2,433)	480,589	924,884	1,127,921	2,052,805	102	(17,691)	56,364	38,775
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	774	195	4,833	5,802	—	(836)	81,248	(72)	80,340	86,142	—	86,142	—	(58)	5,456	5,398
Fidelity VIP Index 500 (Pinnacle Plus)	(140)	37,590	29,024	66,474	—	(27,930)	(35,176)	(237)	(63,343)	3,131	249,578	252,709	—	(1,702)	(2,137)	(3,839)
Fidelity VIP Investment Grade Bond (AdvantEdge)	11,240	17,278	(86,444)	(57,926)	167,705	(70,982)	123,073	(9,099)	210,697	152,771	1,497,541	1,650,312	13,707	(6,516)	9,969	17,160
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	26,276	39,206	(126,149)	(60,667)	469,150	(67,353)	270,760	(8,074)	664,483	603,816	1,590,498	2,194,314	35,860	(5,765)	20,505	50,600
Fidelity VIP Investment Grade Bond (AnnuiChoice)	22,813	48,491	(137,997)	(66,693)	—	(163,966)	(37,371)	(3,187)	(204,524)	(271,217)	2,282,310	2,011,093	—	(9,868)	(2,273)	(12,141)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	612	20,936	(42,205)	(20,657)	—	(19,293)	(233,095)	(630)	(253,018)	(273,675)	682,607	408,932	—	(1,493)	(17,481)	(18,974)
Fidelity VIP Investment Grade Bond (GrandMaster)	6,957	21,422	(76,971)	(48,592)	180	(426,906)	(85,300)	(266)	(512,292)	(560,884)	1,695,565	1,134,681	14	(34,069)	(6,525)	(40,580)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	$2,427	$427	$(8,410)	$(5,556)	$—	$(49,414)	$(54,136)	$—	$(103,550)	$(109,106)	$268,139	$159,033	—	(3,455)	(3,725)	(7,180)
Fidelity VIP Investment Grade Bond (IQ3)	11,268	69,472	(141,616)	(60,876)	7,823	(173,402)	(206,029)	(1,296)	(372,904)	(433,780)	2,057,213	1,623,433	489	(11,204)	(12,834)	(23,549)
Fidelity VIP Investment Grade Bond (Pinnacle)	9,660	38,186	(108,347)	(60,501)	1,200	(122,283)	(312,475)	(377)	(433,935)	(494,436)	1,932,357	1,437,921	86	(8,999)	(23,111)	(32,024)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	2,245	6,298	(44,790)	(36,247)	24,847	(310,171)	(126,380)	(366)	(412,070)	(448,317)	1,137,098	688,781	1,809	(23,264)	(9,355)	(30,810)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	106	120	(584)	(358)	—	(733)	—	(8)	(741)	(1,099)	11,474	10,375	—	—	(55)	(55)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	178	116	(331)	(37)	—	—	22,403	(7)	22,396	22,359	—	22,359	—	(1)	2,126	2,125
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	572	2,128	(20,905)	(18,205)	1,610	(16,747)	(93,860)	(689)	(109,686)	(127,891)	479,617	351,726	123	(1,324)	(7,325)	(8,526)
Fidelity VIP Investment Grade Bond (Pinnacle V)	58,803	87,298	(329,714)	(183,613)	1,752,212	(234,931)	631,300	(31,431)	2,117,150	1,933,537	4,549,010	6,482,547	140,993	(21,399)	51,138	170,732
Fidelity VIP Mid Cap (AdvantEdge)	(5,113)	70,257	40,846	105,990	—	(18,421)	41,413	(1,312)	21,680	127,670	288,231	415,901	—	(1,535)	3,607	2,072
Fidelity VIP Mid Cap (AnnuiChoice II)	(7,351)	154,117	104,176	250,942	40,431	(36,445)	(34,195)	(1,567)	(31,776)	219,166	750,636	969,802	2,641	(2,568)	(2,356)	(2,283)
Fidelity VIP Mid Cap (AnnuiChoice)	(9,570)	316,140	73,589	380,159	1,090	(332,158)	(31,660)	(1,288)	(364,016)	16,143	1,257,182	1,273,325	39	(11,681)	(1,283)	(12,925)
Fidelity VIP Mid Cap (GrandMaster flex3)	(7,502)	160,911	12,792	166,201	—	(72,836)	49,547	(631)	(23,920)	142,281	503,121	645,402	—	(2,969)	1,993	(976)
Fidelity VIP Mid Cap (Grandmaster)	(4,344)	60,207	60,097	115,960	—	(52,557)	49,401	(125)	(3,281)	112,679	347,581	460,260	—	(2,380)	2,154	(226)
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	(52)	1,437	1,744	3,129	—	—	—	—	—	3,129	8,991	12,120	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard)	(670)	28,356	29,233	56,919	—	(25,013)	150,305	—	125,292	182,211	38,294	220,505	—	(1,080)	7,367	6,287
Fidelity VIP Mid Cap (IQ Annuity)	(28,948)	386,698	339,138	696,888	17,267	(372,964)	940,140	(3,420)	581,023	1,277,911	1,417,282	2,695,193	659	(14,044)	38,978	25,593
Fidelity VIP Mid Cap (Pinnacle)	(8,203)	152,466	81,327	225,590	9,514	(89,718)	76,803	(385)	(3,786)	221,804	674,199	896,003	760	(7,100)	5,815	(525)
Fidelity VIP Mid Cap (Pinnacle IV)	(40,015)	779,863	248,239	988,087	9,419	(1,142,021)	(41,932)	(1,505)	(1,176,039)	(187,952)	3,530,966	3,343,014	346	(43,717)	(1,760)	(45,131)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(15)	294	395	674	—	(3,587)	35,058	(21)	31,450	32,124	—	32,124	—	(274)	2,583	2,309
Fidelity VIP Mid Cap (Pinnacle Plus)	(8,085)	129,809	44,842	166,566	1,645	(86,694)	(37,830)	(878)	(123,757)	42,809	555,232	598,041	64	(3,655)	(1,266)	(4,857)
Fidelity VIP Mid Cap (Pinnacle V)	(21,484)	285,978	224,787	489,281	296,546	(72,685)	112,399	(4,888)	331,372	820,653	1,253,080	2,073,733	24,215	(6,183)	9,820	27,852
Fidelity VIP Overseas (AdvantEdge)	(3,516)	45,623	102,942	145,049	20,836	(19,062)	(114,642)	(3,448)	(116,316)	28,733	551,174	579,907	2,505	(2,523)	(12,223)	(12,241)
Fidelity VIP Overseas (AnnuiChoice II)	(325)	14,701	84,887	99,263	1,786	(72,836)	(6,772)	(358)	(78,180)	21,083	407,145	428,228	151	(7,351)	(652)	(7,852)
Fidelity VIP Overseas (AnnuiChoice)	184	48,637	56,462	105,283	15,533	(100,819)	7,293	(745)	(78,738)	26,545	398,457	425,002	1,102	(7,491)	458	(5,931)
Fidelity VIP Overseas (GrandMaster flex3)	(898)	8,989	41,140	49,231	—	(6,565)	(7,814)	(278)	(14,657)	34,574	182,575	217,149	—	(489)	(546)	(1,035)
Fidelity VIP Overseas (GrandMaster)	(463)	27,277	115,587	142,401	2,210	(21,313)	89,872	(139)	70,630	213,031	499,291	712,322	261	(2,484)	9,289	7,066
Fidelity VIP Overseas (IQ Advisor Enhanced)	39	56	2,873	2,968	—	—	—	—	—	2,968	10,191	13,159	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard)	578	(15,317)	49,503	34,764	—	(34,099)	2,852	—	(31,247)	3,517	138,832	142,349	—	(2,313)	188	(2,125)
Fidelity VIP Overseas (IQ3)	(651)	45,132	59,841	104,322	4,735	(31,438)	(36,911)	(331)	(63,945)	40,377	537,139	577,516	372	(2,537)	(5,410)	(7,575)
Fidelity VIP Overseas (Pinnacle)	(890)	22,799	99,329	121,238	—	(62,952)	10,442	(187)	(52,697)	68,541	489,851	558,392	—	(4,510)	249	(4,261)
Fidelity VIP Overseas (Pinnacle IV)	(2,349)	64,802	69,188	131,641	5,293	(116,319)	(67,933)	(315)	(179,274)	(47,633)	580,042	532,409	373	(8,270)	(4,998)	(12,895)
Fidelity VIP Overseas (Pinnacle Plus)	(849)	8,135	46,532	53,818	—	(14,016)	63,659	(307)	49,336	103,154	170,459	273,613	—	(814)	3,601	2,787
Fidelity VIP Overseas (Pinnacle V)	(4,003)	48,650	203,504	248,151	89,297	(44,705)	(5,169)	(2,036)	37,387	285,538	833,161	1,118,699	10,506	(5,450)	163	5,219
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	42,404	(23,614)	719,602	738,392	—	(311,462)	(2,553)	(2,183)	(316,198)	422,194	2,763,813	3,186,007	—	(18,372)	(105)	(18,477)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	100	13	1,398	1,511	—	—	—	(24)	(24)	1,487	5,306	6,793	—	—	(1)	(1)
Franklin Income Securities (Pinnacle)	385,593	(77,447)	594,007	902,153	107,120	(986,236)	(115,216)	(2,586)	(996,918)	(94,765)	7,727,220	7,632,455	5,085	(47,077)	(5,361)	(47,353)
Franklin Income Securities (Pinnacle II Reduced M&E)	21,061	2,146	18,443	41,650	—	(99,988)	—	(30)	(100,018)	(58,368)	364,858	306,490	—	—	(4,641)	(4,641)
JP Morgan IT Mid Cap Value (AnnuiChoice)	40	5,560	32,216	37,816	—	(5,351)	—	(343)	(5,694)	32,122	123,447	155,569	—	(241)	—	(241)
JP Morgan IT Mid Cap Value (Grandmaster)	(229)	7,903	10,283	17,957	—	—	(13,558)	(6)	(13,564)	4,393	70,686	75,079	—	—	(687)	(687)
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(717)	16,437	21,080	36,800	—	(4,980)	(19,053)	(213)	(24,246)	12,554	128,133	140,687	—	(236)	(823)	(1,059)
JP Morgan IT Mid Cap Value (IQ3)	(298)	2,393	15,730	17,825	—	(1,882)	—	(52)	(1,934)	15,891	59,094	74,985	—	(83)	—	(83)
JP Morgan IT Mid Cap Value (Pinnacle)	(245)	7,203	14,908	21,866	—	(10,595)	—	(80)	(10,675)	11,191	77,268	88,459	—	(496)	—	(496)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(1,294)	106,174	(23,836)	81,044	—	(181,705)	(14,115)	(453)	(196,273)	(115,229)	402,873	287,644	—	(8,842)	(711)	(9,553)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(419)	11,586	7,720	18,887	—	(8,630)	(9,586)	(159)	(18,375)	512	69,680	70,192	—	(401)	(430)	(831)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(38)	2	1,064	1,028	—	—	9,586	—	9,586	10,614	—	10,614	—	—	626	626
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,010	1,941	(10,693)	(6,742)	—	(9,686)	(355)	(85)	(10,126)	(16,868)	71,517	54,649	—	(403)	(14)	(417)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	38	842	(1,113)	(233)	—	(4,529)	—	(7)	(4,536)	(4,769)	6,243	1,474	—	(286)	—	(286)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	842	591	(5,189)	(3,756)	—	—	—	(3)	(3)	(3,759)	36,957	33,198	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ3)	2,972	1,335	(17,156)	(12,849)	—	(13,576)	—	(98)	(13,674)	(26,523)	132,910	106,387	—	(579)	—	(579)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	17,404	32,447	(120,218)	(70,367)	510	(68,126)	(115,734)	(394)	(183,744)	(254,111)	702,784	448,673	20	(2,805)	(4,864)	(7,649)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	1,042	443	(5,232)	(3,747)	—	—	—	—	—	(3,747)	38,414	34,667	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	6,409	8,217	(42,178)	(27,552)	—	(40,592)	(9,081)	(83)	(49,756)	(77,308)	304,917	227,609	—	(1,486)	(353)	(1,839)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	211	3,874	(1,011)	3,074	—	(11,847)	(1,549)	(582)	(13,978)	(10,904)	261,213	250,309	—	(454)	(56)	(510)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(62)	(4,005)	4,842	775	—	(2,982)	—	(165)	(3,147)	(2,372)	84,874	82,502	—	(277)	—	(277)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(533)	864	250	581	—	(1,754)	—	(147)	(1,901)	(1,320)	107,828	106,508	—	(72)	—	(72)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (IQ3)	$(1,697)	$12,689	$(6,313)	$4,679	$—	$(45,026)	$—	$(293)	$(45,319)	$(40,640)	$448,686	$408,046	—	(1,734)	—	(1,734)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(4,056)	47,874	(35,273)	8,545	1,575	(139,957)	26,536	(618)	(112,464)	(103,919)	1,374,783	1,270,864	47	(4,189)	705	(3,437)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(3,548)	52,026	(37,473)	11,005	—	(198,352)	(13,776)	(381)	(212,509)	(201,504)	967,210	765,706	—	(6,978)	(480)	(7,458)
Non-Affiliated Class 2:
Franklin Growth and Income Securities (AdvantEdge)	1,013	2,958	3,284	7,255	202	—	9,077	(163)	9,116	16,371	23,636	40,007	16	(13)	723	726
Franklin Growth and Income Securities (AnnuiChoice)	20,412	(9,833)	342,207	352,786	8,342	(144,357)	123,515	(1,424)	(13,924)	338,862	1,269,023	1,607,885	465	(8,284)	6,777	(1,042)
Franklin Growth and Income Securities (AnnuiChoice II)	2,737	7,878	56,727	67,342	110,827	(7,191)	52,070	(424)	155,282	222,624	190,352	412,976	8,786	(637)	4,155	12,304
Franklin Growth and Income Securities (Grandmaster)	7,949	1,777	146,942	156,668	24,663	(86,248)	93,116	(235)	31,296	187,964	544,472	732,436	1,529	(5,084)	5,483	1,928
Franklin Growth and Income Securities (GrandMaster flex3)	7,834	7,029	127,537	142,400	3,739	(30,462)	162,312	(468)	135,121	277,521	453,798	731,319	221	(1,891)	9,942	8,272
Franklin Growth and Income Securities (IQ Annuity)	18,711	(14,830)	394,844	398,725	35,853	(238,253)	(20,792)	(1,176)	(224,368)	174,357	1,521,015	1,695,372	2,187	(14,213)	(1,264)	(13,290)
Franklin Growth and Income Securities (Pinnacle)	11,820	(15,056)	230,569	227,333	63,585	(130,474)	166,541	(392)	99,260	326,593	769,399	1,095,992	6,242	(12,768)	16,030	9,504
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	549	57	8,676	9,282	244	—	—	—	244	9,526	32,856	42,382	—	—	22	22
Franklin Growth and Income Securities (Pinnacle IV)	17,136	45,724	311,593	374,453	12,956	(305,340)	5,003	(1,128)	(288,509)	85,944	1,473,193	1,559,137	764	(18,695)	604	(17,327)
Franklin Growth and Income Securities (Pinnacle Plus)	12,484	137,540	52,443	202,467	3,341	(83,740)	(424,753)	(1,632)	(506,784)	(304,317)	911,187	606,870	206	(5,470)	(26,214)	(31,478)
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	(2,317)	85	50,528	48,296	2,524	(97)	533,895	(74)	536,248	584,544	—	584,544	179	(11)	37,804	37,972
Franklin Growth and Income Securities (Pinnacle V)	7,779	23,490	184,519	215,788	416,242	(29,508)	(34,304)	(3,861)	348,569	564,357	671,801	1,236,158	40,003	(3,267)	(3,475)	33,261
Franklin Income Securities (AdvantEdge)	30,681	17,556	9,174	57,411	27,752	(28,533)	(111,368)	(578)	(112,727)	(55,316)	499,865	444,549	2,264	(2,315)	(8,620)	(8,671)
Franklin Income Securities (AnnuiChoice)	121,362	153,933	1,618	276,913	1,258	(506,442)	(80,500)	(3,526)	(589,210)	(312,297)	2,432,379	2,120,082	58	(23,701)	(3,595)	(27,238)
Franklin Income Securities (AnnuiChoice II)	62,210	(10,887)	90,688	142,011	93,648	(26,581)	18,903	(1,794)	84,176	226,187	1,118,118	1,344,305	6,663	(2,091)	1,334	5,906
Franklin Income Securities (Grandmaster)	143,402	40,882	139,379	323,663	1,898	(279,632)	(47,639)	(1,104)	(326,477)	(2,814)	2,771,647	2,768,833	91	(13,547)	(2,282)	(15,738)
Franklin Income Securities (GrandMaster flex3)	118,709	25,227	167,519	311,455	131,111	(726,713)	10,788	(1,399)	(586,213)	(274,758)	2,898,199	2,623,441	6,242	(35,907)	525	(29,140)
Franklin Income Securities (IQ Advisor Enhanced)	460	3	553	1,016	—	—	—	—	—	1,016	7,796	8,812	—	—	—	—
Franklin Income Securities (IQ Advisor Standard)	164	167	(87)	244	—	—	1,151	—	1,151	1,395	1,585	2,980	—	—	64	64
Franklin Income Securities (IQ Annuity)	131,778	(26,718)	206,340	311,400	41,600	(595,187)	282,353	(2,049)	(273,283)	38,117	2,621,911	2,660,028	2,012	(28,794)	13,737	(13,045)
Franklin Income Securities (Pinnacle IV)	347,844	209,667	241,459	798,970	20,166	(1,500,541)	(63,356)	(1,589)	(1,545,320)	(746,350)	7,310,888	6,564,538	948	(73,511)	(2,957)	(75,520)
Franklin Income Securities (Pinnacle Plus)	85,194	63,165	26,304	174,663	220	(140,430)	(574,586)	(1,911)	(716,707)	(542,044)	1,710,201	1,168,157	12	(7,967)	(31,516)	(39,471)
Franklin Income Securities (Pinnacle Plus Reduced M&E)	2,027	63	11,335	13,425	—	—	177,818	(162)	177,656	191,081	46,248	237,329	—	(13)	14,211	14,198
Franklin Income Securities (Pinnacle V)	279,202	24,995	454,444	758,641	2,495,272	(337,945)	841,898	(4,596)	2,994,629	3,753,270	5,078,039	8,831,309	212,684	(29,196)	71,520	255,008
Franklin Large Cap Growth Securities (AdvantEdge)	(6,035)	91,991	171,784	257,740	47,500	(40,799)	(235,537)	(5,385)	(234,221)	23,519	1,046,172	1,069,691	3,846	(3,907)	(19,197)	(19,258)
Franklin Large Cap Growth Securities (AnnuiChoice)	38	1,742	23,357	25,137	988	(3,714)	320	(168)	(2,574)	22,563	92,788	115,351	59	(228)	19	(150)
Franklin Large Cap Growth Securities (AnnuiChoice II)	(424)	13,047	97,834	110,457	1,734	(21,660)	(12,444)	(2,738)	(35,108)	75,349	422,403	497,752	127	(1,896)	(984)	(2,753)
Franklin Large Cap Growth Securities (Grandmaster)	(518)	442	13,839	13,763	—	(771)	65,418	(14)	64,633	78,396	31,645	110,041	—	(48)	3,928	3,880
Franklin Large Cap Growth Securities (GrandMaster flex3)	(569)	129	26,105	25,665	—	(1,637)	—	(152)	(1,789)	23,876	97,347	121,223	—	(117)	—	(117)
Franklin Large Cap Growth Securities (IQ Advisor Standard)	64	41	3,523	3,628	—	—	—	—	—	3,628	13,024	16,652	—	—	—	—
Franklin Large Cap Growth Securities (IQ Annuity)	(415)	7,464	15,671	22,720	—	(15,176)	(166)	(181)	(15,523)	7,197	91,559	98,756	—	(962)	(10)	(972)
Franklin Large Cap Growth Securities (Pinnacle)	(502)	5,197	12,728	17,423	8,558	(24,428)	55,856	(44)	39,942	57,365	56,765	114,130	549	(1,722)	3,510	2,337
Franklin Large Cap Growth Securities (Pinnacle IV)	(1,732)	18,863	86,786	103,917	1,450	(37,177)	(13,387)	(165)	(49,279)	54,638	408,853	463,491	94	(2,347)	(825)	(3,078)
Franklin Large Cap Growth Securities (Pinnacle Plus)	(1,975)	6,152	65,562	69,739	—	(4,120)	25,483	(655)	20,708	90,447	265,461	355,908	—	(344)	1,606	1,262
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	(54)	3	1,523	1,472	—	—	12,798	—	12,798	14,270	—	14,270	—	—	984	984
Franklin Large Cap Growth Securities (Pinnacle V)	(5,461)	58,446	177,854	230,839	24,700	(71,104)	(8,211)	(4,303)	(58,918)	171,921	915,036	1,086,957	2,349	(7,054)	(1,404)	(6,109)
Franklin Mutual Shares Securities (AdvantEdge)	12,100	230,142	294,332	536,574	129,742	(418,602)	(333,205)	(11,230)	(633,295)	(96,721)	2,129,563	2,032,842	11,653	(35,329)	(28,874)	(52,550)
Franklin Mutual Shares Securities (AnnuiChoice)	10,901	58,094	169,197	238,192	1,812	(230,105)	70,538	(1,799)	(159,554)	78,638	940,508	1,019,146	94	(11,966)	3,705	(8,167)
Franklin Mutual Shares Securities (AnnuiChoice II)	18,522	62,309	329,608	410,439	318,500	(59,465)	172,270	(3,678)	427,627	838,066	1,379,662	2,217,728	26,305	(5,287)	14,543	35,561
Franklin Mutual Shares Securities (GrandMaster flex3)	5,169	59,532	180,339	245,040	95,400	(196,645)	(15,454)	(550)	(117,249)	127,791	1,001,484	1,129,275	4,898	(10,694)	(916)	(6,712)
Franklin Mutual Shares Securities (IQ Advisor Standard)	4,242	7,875	64,248	76,365	—	(61,128)	—	—	(61,128)	15,237	305,297	320,534	—	(3,774)	—	(3,774)
Franklin Mutual Shares Securities (IQ Annuity)	4,188	(2,043)	157,888	160,033	3,329	(55,687)	(9,299)	(825)	(62,482)	97,551	630,286	727,837	180	(3,050)	(507)	(3,377)
Franklin Mutual Shares Securities (Pinnacle)	6,028	(19,569)	260,942	247,401	12,491	(103,406)	(195,705)	(326)	(286,946)	(39,545)	1,077,464	1,037,919	700	(5,862)	(10,618)	(15,780)
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	90	159	1,940	2,189	—	(833)	—	(21)	(854)	1,335	8,493	9,828	—	—	(46)	(46)
Franklin Mutual Shares Securities (Pinnacle IV)	26,541	416,455	598,188	1,041,184	18,119	(937,255)	185,494	(921)	(734,563)	306,621	4,231,700	4,538,321	926	(51,669)	10,990	(39,753)
Franklin Mutual Shares Securities (Pinnacle Plus)	3,832	37,894	190,945	232,671	—	(135,857)	(118,139)	(2,035)	(256,031)	(23,360)	987,767	964,407	—	(8,270)	(7,048)	(15,318)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	191	35	4,985	5,211	—	—	4,400	—	4,400	9,611	18,632	28,243	—	—	319	319
Franklin Mutual Shares Securities (Pinnacle V)	46,358	87,948	1,224,827	1,359,133	2,733,272	(385,539)	154,988	(18,870)	2,483,851	3,842,984	4,491,930	8,334,914	268,589	(40,481)	14,784	242,892
Franklin Mutual Shares Securities(Grandmaster)	12,203	67,922	301,645	381,770	398	(116,621)	48,504	(596)	(68,315)	313,455	1,471,188	1,784,643	21	(6,240)	2,491	(3,728)
Franklin Small Cap Value Securities (AdvantEdge)	(536)	17,041	20,543	37,048	—	(7,135)	75,095	(457)	67,503	104,551	83,540	188,091	—	(523)	5,179	4,656
Franklin Small Cap Value Securities (Annuichoice)	334	12,625	11,581	24,540	—	(30,455)	16,692	(159)	(13,922)	10,618	63,881	74,499	—	(2,245)	1,437	(808)
Franklin Small Cap Value Securities (Annuichoice II)	199	13,421	42,050	55,670	24,561	(3,473)	47,506	(592)	68,002	123,672	160,997	284,669	1,792	(341)	3,297	4,748

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Grandmaster)	$221	$22,871	$2,257	$25,349	$—	$(1,207)	$(56,007)	$(14)	$(57,228)	$(31,879)	$96,943	$65,064	—	(101)	(4,526)	(4,627)
Franklin Small Cap Value Securities (Grandmaster flex3)	(151)	6,987	12,638	19,474	—	(13,096)	4,089	(19)	(9,026)	10,448	54,365	64,813	—	(998)	415	(583)
Franklin Small Cap Value Securities (IQ Annuuity)	(140)	10,996	13,642	24,498	115	(33,216)	8,154	(72)	(25,019)	(521)	85,496	84,975	10	(2,791)	651	(2,130)
Franklin Small Cap Value Securities (Pinnacle Plus)	(704)	41,925	10,319	51,540	—	(17,415)	35,161	(142)	17,604	69,144	105,251	174,395	—	(1,454)	3,875	2,421
Franklin Small Cap Value Securities Fund (Pinnacle)	288	42,251	14,337	56,876	4,667	(25,753)	27,442	(44)	6,312	63,188	173,947	237,135	413	(2,230)	2,055	238
Franklin Small Cap Value Securities Fund (Pinnacle IV)	(95)	3,915	15,114	18,934	—	(4,519)	1,958	(35)	(2,596)	16,338	56,784	73,122	—	(390)	167	(223)
Franklin Small Cap Value Securities Fund (Pinnacle V)	(1,425)	47,899	124,388	170,862	96,566	(12,210)	31,289	(1,185)	114,460	285,322	449,199	734,521	8,007	(1,100)	2,609	9,516
Invesco VI American Franchise (AdvantEdge)	(145)	8,122	(5,332)	2,645	—	(15,976)	12,473	(71)	(3,574)	(929)	18,537	17,608	—	(1,360)	840	(520)
Invesco VI American Franchise (AnnuiChoice)	(176)	173	7,682	7,679	—	(156)	(38)	(66)	(260)	7,419	20,063	27,482	—	(11)	(2)	(13)
Invesco VI American Franchise (AnnuiChoice II)	(636)	1,667	22,020	23,051	—	(2,773)	—	(65)	(2,838)	20,213	61,346	81,559	—	(185)	—	(185)
Invesco VI American Franchise (Grandmaster)	(25)	494	335	804	—	(3,034)	2,372	(3)	(665)	139	2,716	2,855	—	(175)	133	(42)
Invesco VI American Franchise (GrandMaster flex3)	(773)	665	19,488	19,380	2,730	(459)	—	—	2,271	21,651	50,455	72,106	152	(25)	—	127
Invesco VI American Franchise (IQ Advisor Standard)	(5)	2	666	663	—	—	2,852	—	2,852	3,515	—	3,515	—	—	186	186
Invesco VI American Franchise (IQ Annuity)	(3,271)	4,643	87,236	88,608	—	(5,805)	5	(273)	(6,073)	82,535	238,030	320,565	—	(348)	—	(348)
Invesco VI American Franchise (Pinnacle)	(804)	6,651	21,851	27,698	—	(11,154)	42,250	(12)	31,084	58,782	56,745	115,527	—	(550)	2,290	1,740
Invesco VI American Franchise (Pinnacle IV)	(7,153)	11,596	83,163	87,606	—	(19,325)	421,878	(67)	402,486	490,092	176,379	666,471	—	(1,190)	21,179	19,989
Invesco VI American Franchise (Pinnacle Plus)	(553)	6,468	5,954	11,869	—	(12,843)	201	(35)	(12,677)	(808)	38,221	37,413	—	(836)	14	(822)
Invesco VI American Franchise (Pinnacle V)	(5,644)	23,712	125,726	143,794	83,397	(9,995)	32,029	(2,275)	103,156	246,950	345,473	592,423	6,858	(972)	2,119	8,005
Invesco VI American Value (AdvantEdge)	(1,629)	12,206	39,861	50,438	6,000	(5,314)	267,948	(1,843)	266,791	317,229	77,400	394,629	472	(503)	19,393	19,362
Invesco VI American Value (AnnuiChoice)	(78)	155	4,698	4,775	—	(524)	7,535	(18)	6,993	11,768	9,799	21,567	—	(39)	588	549
Invesco VI American Value (AnnuiChoice II)	(1,247)	12,954	48,397	60,104	43,521	(6,173)	15,254	(570)	52,032	112,136	169,421	281,557	3,098	(496)	1,093	3,695
Invesco VI American Value (Grandmaster)	(527)	12,441	8,400	20,314	—	(4,556)	34,471	(7)	29,908	50,222	55,552	105,774	—	(308)	2,421	2,113
Invesco VI American Value (Grandmaster flex3)	(151)	4,291	(120)	4,020	4,095	(17,392)	(45)	(2)	(13,344)	(9,324)	16,078	6,754	297	(1,248)	(3)	(954)
Invesco VI American Value (IQ Annuity)	(636)	3,433	17,048	19,845	—	(234)	(2,658)	(20)	(2,912)	16,933	62,707	79,640	—	(18)	(187)	(205)
Invesco VI American Value (Pinnacle)	(65)	49	2,994	2,978	1,698	—	12,920	(3)	14,615	17,593	1,897	19,490	144	—	965	1,109
Invesco VI American Value (Pinnacle IV)	7,163	68,465	13,872	89,500	—	(6,508)	(387,664)	(168)	(394,340)	(304,840)	437,244	132,404	—	(488)	(28,710)	(29,198)
Invesco VI American Value (Pinnacle Plus)	(581)	12,115	2,226	13,760	—	(41,009)	21,699	(71)	(19,381)	(5,621)	41,111	35,490	—	(3,115)	1,875	(1,240)
Invesco VI American Value (Pinnacle V)	(7,197)	72,166	151,342	216,311	262,564	(18,660)	225,279	(6,229)	462,954	679,265	456,501	1,135,766	19,497	(1,817)	17,571	35,251
Invesco VI Comstock (AdvantEdge)	(2,089)	238,482	(19,108)	217,285	54,047	(554,426)	(47,331)	(770)	(548,480)	(331,195)	702,202	371,007	4,107	(39,535)	(3,940)	(39,368)
Invesco VI Comstock (AnnuiChoice)	1,750	15,495	87,659	104,904	—	(48,227)	26,203	(786)	(22,810)	82,094	305,596	387,690	—	(2,234)	1,255	(979)
Invesco VI Comstock (AnnuiChoice II)	2,543	31,208	153,911	187,662	222,384	(15,702)	85,609	(1,847)	290,444	478,106	457,142	935,248	16,871	(1,392)	6,483	21,962
Invesco VI Comstock (Grandmaster)	785	10,766	57,679	69,230	30,207	(88,951)	132,693	(34)	73,915	143,145	183,318	326,463	1,641	(4,566)	6,559	3,634
Invesco VI Comstock (GrandMaster flex3)	695	27,284	(22)	27,957	—	(45,547)	102,808	(63)	57,198	85,155	70,819	155,974	—	(2,279)	5,091	2,812
Invesco VI Comstock (IQ Advisor Standard)	6	6,532	(1,755)	4,783	—	(18,029)	2,852	—	(15,177)	(10,394)	19,275	8,881	—	(1,051)	166	(885)
Invesco VI Comstock (IQ Annuity)	41	15,380	101,266	116,687	—	(29,656)	4,286	(157)	(25,527)	91,160	359,779	450,939	—	(1,521)	160	(1,361)
Invesco VI Comstock (Pinnacle)	76	8,516	41,445	50,037	2,357	(39,815)	6,870	(155)	(30,743)	19,294	168,511	187,805	128	(2,075)	258	(1,689)
Invesco VI Comstock (Pinnacle IV)	(182)	80,247	31,252	111,317	78	(130,024)	32,291	(232)	(97,887)	13,430	339,167	352,597	4	(6,412)	1,841	(4,567)
Invesco VI Comstock (Pinnacle Plus)	(297)	11,900	20,658	32,261	—	(31,036)	(20,121)	(277)	(51,434)	(19,173)	117,900	98,727	—	(1,926)	(1,015)	(2,941)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	(2)	33	663	694	—	(443)	15,539	—	15,096	15,790	—	15,790	—	(28)	1,001	973
Invesco VI Comstock (Pinnacle V)	2,129	59,395	452,504	514,028	921,221	(64,882)	181,115	(11,508)	1,025,946	1,539,974	1,119,426	2,659,400	84,441	(6,904)	17,505	95,042
Invesco VI International Growth Class II (Advantedge)	1,026	(348)	8,868	9,546	16,940	—	225,473	(1,548)	240,865	250,411	—	250,411	1,635	(143)	20,994	22,486
Invesco VI International Growth Class II (IQ Advisor Enhanced)	306	394	19,394	20,094	137,134	(1,265)	31,832	(317)	167,384	187,478	26,109	213,587	13,322	(153)	3,060	16,229
Invesco VI International Growth Class II (Pinnacle)	(136)	518	4,536	4,918	—	(5,374)	11,969	(10)	6,585	11,503	24,177	35,680	—	(561)	1,222	661
Invesco VI International Growth Class II (Pinnacle Plus)	(119)	254	6,833	6,968	—	(929)	10,246	—	9,317	16,285	38,573	54,858	—	(94)	958	864
Invesco VI International Growth Class II (Pinnacle V)	(433)	5,258	48,583	53,408	298,729	(8,075)	8,333	(1,778)	297,209	350,617	144,205	494,822	29,353	(932)	837	29,258
Invesco VI International Growth II (Annuichoice)	127	101	3,521	3,749	—	—	25,709	—	25,709	29,458	9,775	39,233	—	—	2,451	2,451
Invesco VI International Growth II (Grandmaster)	(56)	48	2,583	2,575	—	(190)	44,326	(3)	44,133	46,708	2,959	49,667	—	(17)	4,138	4,121
Invesco VI International Growth II (Grandmaster flex3)	(74)	1,388	(251)	1,063	—	(21,982)	11,463	(1)	(10,520)	(9,457)	9,457	—	—	(2,063)	1,072	(991)
Templeton Foreign Securities (IQ Annuity)	4,065	10,561	68,902	83,528	10,570	(80,471)	(6,271)	(446)	(76,618)	6,910	436,880	443,790	536	(4,012)	(272)	(3,748)
Templeton Foreign Securities (Pinnacle)	6,330	20,246	89,261	115,837	240	(65,706)	28,294	(338)	(37,510)	78,327	578,807	657,134	12	(3,148)	1,188	(1,948)
Templeton Foreign Securities (Pinnacle II Reduced M&E)	201	23	2,980	3,204	—	—	—	(30)	(30)	3,174	14,833	18,007	—	—	(1)	(1)
Templeton Foreign Securities (Pinnacle IV)	11,991	98,758	131,540	242,289	2,279	(166,933)	(64,080)	(483)	(229,217)	13,072	1,282,500	1,295,572	116	(8,252)	(3,181)	(11,317)
Templeton Foreign Securities (Pinnacle V)	9,265	43,041	284,096	336,402	769,200	(102,842)	70,350	(6,436)	730,272	1,066,674	1,255,982	2,322,656	77,749	(11,006)	6,243	72,986
Templeton Foreign Securities Fund (AnnuiChoice)	6,273	14,704	67,679	88,656	106	(48,956)	(37,904)	(555)	(87,309)	1,347	453,090	454,437	5	(2,231)	(1,817)	(4,043)
Templeton Foreign Securities Fund (AnnuiChoice II)	8,674	24,734	115,069	148,477	196,416	(25,902)	124,144	(1,267)	293,391	441,868	558,816	1,000,684	16,188	(2,259)	9,995	23,924
Templeton Foriegn Securities Fund (AdvantEdge)	8,954	41,809	114,707	165,470	48,626	(31,166)	(179,794)	(4,583)	(166,917)	(1,447)	835,844	834,397	4,792	(3,516)	(16,571)	(15,295)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (Grandmaster)	$4,137	$7,831	$58,891	$70,859	$—	$(20,723)	$52,290	$(119)	$31,448	$102,307	$339,832	$442,139	—	(1,036)	2,329	1,293
Templeton Foriegn Securities Fund (GrandMaster flex3)	3,312	17,526	46,310	67,148	9,281	(66,879)	106,062	(373)	48,091	115,239	319,122	434,361	431	(3,293)	4,986	2,124
Templeton Foriegn Securities Fund (IQ Advisor Standard)	1,251	(4,118)	14,557	11,690	—	(16,504)	30,299	—	13,795	25,485	31,667	57,152	—	(952)	1,903	951
Templeton Foriegn Securities Fund (Pinnacle Plus)	4,138	19,317	57,083	80,538	1,900	(11,978)	(74,518)	(395)	(84,991)	(4,453)	420,811	416,358	101	(684)	(3,835)	(4,418)
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	(6)	1	423	418	—	—	18,814	(12)	18,802	19,220	—	19,220	—	(1)	1,497	1,496
Templeton Global Bond Sec (Grandmaster)*	2,374	500	(5,282)	(2,408)	—	(1,778)	64,226	(42)	62,406	59,998	—	59,998	—	—	6,160	6,160
Templeton Global Bond Sec (GrandMaster flex3)*	(438)	17	2,007	1,586	—	(455)	58,688	(4)	58,229	59,815	—	59,815	—	—	6,149	6,149
Templeton Global Bond Sec (Pinnacle V)*	11,514	(2,388)	(22,687)	(13,561)	15,631	(83,640)	427,729	(50)	359,670	346,109	—	346,109	—	—	35,557	35,557
Templeton Global Bond Sec (Advantedge)*	(86)	1	375	290	—	—	19,661	(1)	19,660	19,950	—	19,950	—	—	2,052	2,052
Templeton Global Bond Sec (Pinnacle IV)*	3,194	1,369	6,360	10,923	1,332,533	(14,427)	529,648	(506)	1,847,248	1,858,171	—	1,858,171	—	—	191,027	191,027
Templeton Global Bond Sec (Annuichoice)*	(180)	2	1,461	1,283	—	—	74,421	—	74,421	75,704	—	75,704	—	—	7,754	7,754
Templeton Global Bond Sec (AnnuiChoice II)*	330	126	395	851	57,319	(94)	59,671	(84)	116,812	117,663	—	117,663	—	—	12,063	12,063
Templeton Growth Securities (AdvantEdge)	3,353	133,734	(38,573)	98,514	18,787	(267,475)	38,070	(664)	(211,282)	(112,768)	314,529	201,761	1,872	(22,358)	3,692	(16,794)
Templeton Growth Securities (AnnuiChoice)	4,442	18,456	51,023	73,921	264	(29,650)	29,209	(554)	(731)	73,190	253,220	326,410	14	(1,601)	1,514	(73)
Templeton Growth Securities (AnnuiChoice II)	3,258	(312)	55,534	58,480	7,179	(619)	16,189	(705)	22,044	80,524	193,031	273,555	650	(114)	1,387	1,923
Templeton Growth Securities (Grandmaster)	3,367	(21,279)	93,201	75,289	—	(119,175)	15,808	(95)	(103,462)	(28,173)	328,146	299,973	—	(6,994)	959	(6,035)
Templeton Growth Securities (GrandMaster flex3)	5,970	4,472	129,078	139,520	102,728	(133,254)	23,362	(406)	(7,570)	131,950	504,251	636,201	5,361	(7,193)	1,170	(662)
Templeton Growth Securities (IQ Annuity)	7,429	27,370	98,852	133,651	3,132	(104,727)	(34,007)	(418)	(136,020)	(2,369)	524,201	521,832	178	(5,922)	(1,865)	(7,609)
Templeton Growth Securities (Pinnacle)	12,699	(21,814)	253,078	243,963	3,861	(73,663)	(24,224)	(268)	(94,294)	149,669	888,870	1,038,539	230	(4,268)	(1,268)	(5,306)
Templeton Growth Securities (Pinnacle IV)	6,055	84,440	114,488	204,983	—	(155,569)	1,379,065	(309)	1,223,187	1,428,170	671,621	2,099,791	—	(8,931)	69,894	60,963
Templeton Growth Securities (Pinnacle Plus)	3,345	(9,655)	117,461	111,151	—	(49,976)	42,340	(777)	(8,413)	102,738	420,097	522,835	—	(3,162)	2,206	(956)
Templeton Growth Securities (Pinnacle V)	2,568	36,692	228,363	267,623	119,145	(60,414)	2,581,301	(908)	2,639,124	2,906,747	710,643	3,617,390	13,016	(6,585)	253,805	260,236
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	9,070	9,643	(55,503)	(36,790)	10,000	(1,268)	(74,736)	(1,683)	(67,687)	(104,477)	367,148	262,671	804	(227)	(5,839)	(5,262)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	7,906	5,307	(38,040)	(24,827)	200	(51,775)	9,060	(306)	(42,821)	(67,648)	199,794	132,146	14	(3,716)	96	(3,606)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	6,304	13,899	(43,103)	(22,900)	21,942	(6,220)	(55,393)	(447)	(40,118)	(63,018)	269,010	205,992	1,623	(468)	(3,917)	(2,762)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	7,228	8,663	(48,452)	(32,561)	32,504	(52,257)	(58,475)	(408)	(78,636)	(111,197)	306,191	194,994	2,508	(3,960)	(4,748)	(6,200)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	2,895	15,036	(34,170)	(16,239)	—	(58,900)	(60,238)	(79)	(119,217)	(135,456)	228,611	93,155	—	(2,551)	(2,553)	(5,104)
Morgan Stanley UIF Emerging Markets Debt (IQ Advisor Standard)	416	1,641	(2,960)	(903)	—	—	(11,317)	(1)	(11,318)	(12,221)	12,221	—	—	—	(596)	(596)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	7,216	9,005	(44,997)	(28,776)	780	(35,589)	(52,685)	(211)	(87,705)	(116,481)	295,285	178,804	34	(1,618)	(2,390)	(3,974)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	10,435	12,694	(68,697)	(45,568)	240	(46,883)	32,522	(103)	(14,224)	(59,792)	470,128	410,336	18	(3,502)	2,529	(955)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	3,338	2,387	(20,367)	(14,642)	—	(15,027)	(30,036)	(135)	(45,198)	(59,840)	156,547	96,707	—	(791)	(1,539)	(2,330)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	16,043	30,319	(117,489)	(71,127)	70,986	(42,022)	(254,742)	(1,301)	(227,079)	(298,206)	745,051	446,845	5,258	(3,189)	(19,392)	(17,323)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(2,410)	3,973	(14,491)	(12,928)	24,954	(9,637)	109,351	(2,593)	122,075	109,147	380,842	489,989	2,938	(1,443)	12,655	14,150
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	382	10,016	(16,726)	(6,328)	16,537	(29,818)	(28,043)	(418)	(41,742)	(48,070)	306,776	258,706	464	(857)	(794)	(1,187)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(193)	10,078	(15,171)	(5,286)	21,195	(7,128)	(55,094)	(611)	(41,638)	(46,924)	356,937	310,013	1,601	(585)	(3,972)	(2,956)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(819)	9,411	(15,187)	(6,595)	19,075	(31,500)	(28,099)	(87)	(40,611)	(47,206)	280,849	233,643	554	(916)	(833)	(1,195)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(756)	14,386	(22,269)	(8,639)	400	(81,585)	(19,216)	(291)	(100,692)	(109,331)	381,016	271,685	12	(2,420)	(599)	(3,007)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	328	99	(2,543)	(2,116)	—	(2,951)	54,744	—	51,793	49,677	4,374	54,051	—	(119)	2,127	2,008
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(1,491)	46,699	(52,021)	(6,813)	1,565	(94,360)	(76,024)	(529)	(169,348)	(176,161)	461,734	285,573	47	(2,796)	(2,176)	(4,925)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(1,708)	40,537	(53,559)	(14,730)	59,112	(105,256)	(58,998)	(317)	(105,459)	(120,189)	675,055	554,866	1,690	(3,043)	(1,719)	(3,072)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(5,091)	82,314	(100,926)	(23,703)	2,500	(181,404)	(249,420)	(787)	(429,111)	(452,814)	1,430,628	977,814	73	(5,409)	(7,138)	(12,474)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(1,747)	22,282	(28,396)	(7,861)	—	(62,801)	10,931	(699)	(52,569)	(60,430)	327,913	267,483	—	(2,195)	399	(1,796)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(10)	1	161	152	—	—	13,972	(7)	13,965	14,117	—	14,117	—	(1)	1,470	1,469
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(4,413)	16,175	(40,808)	(29,046)	138,995	(46,710)	168,783	(3,236)	257,832	228,786	879,932	1,108,718	14,395	(5,110)	16,980	26,265
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(3,020)	48,249	(41,093)	4,136	950	(52,804)	(29,740)	(448)	(82,042)	(77,906)	371,032	293,126	41	(2,190)	(1,313)	(3,462)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	(57)	3	574	520	—	(491)	31,024	(6)	30,527	31,047	—	31,047	—	(40)	2,538	2,498
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,736)	7,206	(6,189)	(1,719)	17,000	(9,196)	86,763	(2,170)	92,397	90,678	295,998	386,676	1,414	(916)	7,189	7,687
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(358)	26,417	(20,863)	5,196	244	(25,802)	(19,677)	(326)	(45,561)	(40,365)	259,584	219,219	25	(2,557)	(2,006)	(4,538)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(1,007)	47,489	(45,877)	605	55,497	(24,397)	(9,157)	(619)	21,324	21,929	306,771	328,700	5,769	(2,620)	(965)	2,184
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(1,782)	78,069	(60,350)	15,937	13,952	(68,358)	(97,709)	(100)	(152,215)	(136,278)	319,571	183,293	497	(2,341)	(3,298)	(5,142)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(1,695)	37,328	(33,580)	2,053	24,380	(66,096)	5,588	(113)	(36,241)	(34,188)	249,272	215,084	2,756	(7,258)	644	(3,858)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	498	(11,326)	15,335	4,507	—	(47,940)	—	—	(47,940)	(43,433)	285,480	242,047	—	(2,155)	—	(2,155)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(1,509)	30,441	(29,177)	(245)	2,248	(58,755)	33,619	(386)	(23,274)	(23,519)	253,422	229,903	82	(2,184)	1,186	(916)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(5,284)	99,188	(84,036)	9,868	6,353	(93,801)	(137,454)	(337)	(225,239)	(215,371)	965,871	750,500	665	(10,115)	(14,684)	(24,134)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(7,832)	85,333	(79,567)	(2,066)	199,070	(52,445)	49,883	(3,320)	193,188	191,122	993,949	1,185,071	20,190	(5,640)	5,191	19,741

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$(1,411)	$17,551	$12,297	$28,437	$25,709	$(4,339)	$(3,702)	$(565)	$17,103	$45,540	$74,795	$120,335	2,552	(468)	(291)	1,793
BlackRock Capital Appreciation VI (AnnuiChoice II)	(5,129)	93,184	43,432	131,487	220,065	(13,989)	62,590	(1,354)	267,312	398,799	223,270	622,069	21,240	(1,413)	6,364	26,191
BlackRock Capital Appreciation VI (Annuichoice)	(230)	6,759	871	7,400	—	(1,123)	41,250	(38)	40,089	47,489	1,446	48,935	—	(107)	3,851	3,744
BlackRock Capital Appreciation VI Class III (Grandmaster)	(107)	3,827	(317)	3,403	—	(1,178)	13,450	—	12,272	15,675	12,844	28,519	—	(104)	1,038	934
BlackRock Capital Appreciation VI Class III (Pinnacle)	(474)	6,011	3,821	9,358	—	(628)	10,205	—	9,577	18,935	22,272	41,207	—	(60)	1,016	956
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(351)	7,277	(104)	6,822	—	(32,269)	4,775	(10)	(27,504)	(20,682)	40,224	19,542	—	(3,154)	467	(2,687)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(16,252)	220,611	100,338	304,697	523,690	(35,537)	11,943	(5,900)	494,196	798,893	692,447	1,491,340	49,652	(3,827)	1,200	47,025
BlackRock Global Allocation VI (Advantedge)	(808)	24,459	3,930	27,581	5,671	(530)	203,073	(639)	207,575	235,156	115,838	350,994	535	(113)	19,871	20,293
BlackRock Global Allocation VI (AnnuiChoice II)	(414)	42,671	49,737	91,994	113,085	(38,129)	(65,440)	(808)	8,708	100,702	706,891	807,593	10,649	(3,880)	(6,034)	735
BlackRock Global Allocation VI (Annuichoice)	280	11,812	14,633	26,725	—	(18,159)	41,572	(37)	23,376	50,101	187,840	237,941	—	(1,761)	4,039	2,278
BlackRock Global Allocation VI (Grandmaster flex3)	113	6,435	1,655	8,203	20,469	(28,811)	60,168	(64)	51,762	59,965	57,941	117,906	1,928	(2,740)	5,648	4,836
BlackRock Global Allocation VI (Grandmaster)	(260)	4,578	(388)	3,930	—	(150)	4,485	(3)	4,332	8,262	19,146	27,408	—	(15)	545	530
BlackRock Global Allocation VI Class III (Pinnacle)	(787)	18,309	13,247	30,769	—	(2,955)	18,495	—	15,540	46,309	225,763	272,072	—	(286)	1,862	1,576
BlackRock Global Allocation VI Class III (Pinnacle IV)	(171)	2,321	1,106	3,256	—	(8,094)	15,609	(8)	7,507	10,763	13,962	24,725	—	(757)	1,580	823
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	(7)	932	1,734	2,659	—	—	—	—	—	2,659	20,204	22,863	—	—	—	—
BlackRock Global Allocation VI Class III (Pinnacle V)	(1,368)	13,488	17,485	29,605	7,470	(30,585)	16,503	(83)	(6,695)	22,910	229,786	252,696	742	(2,894)	1,587	(565)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	11	3	2,141	2,155	2,800	—	48,578	—	51,378	53,533	—	53,533	—	—	5,102	5,102
TOPS Managed Risk Moderate Growth ETF (Advantedge)*	(21)	3	616	598	—	—	16,583	—	16,583	17,181	—	17,181	—	—	1,643	1,643
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	2,401	138,119	52,819	193,339	12,513	(189,812)	(3,765)	(348)	(181,412)	11,927	568,660	580,587	643	(8,856)	(213)	(8,426)
DWS Small Cap Index VIP (Pinnacle IV)	204	7,795	9,475	17,474	—	(35,686)	(207)	(10)	(35,903)	(18,429)	52,059	33,630	—	(1,654)	(10)	(1,664)
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	34	266	1,745	2,045	—	—	—	(8)	(8)	2,037	5,514	7,551	—	—	—	—
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(1,950)	10,574	27,004	35,628	—	(52,241)	93,537	(77)	41,219	76,847	79,993	156,840	—	(4,390)	8,074	3,684
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(619)	1,624	13,743	14,748	30,533	(322)	43,287	(181)	73,317	88,065	4,801	92,866	2,849	(42)	3,695	6,502
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(926)	8,292	21,868	29,234	—	(20,432)	252,244	(48)	231,764	260,998	24,809	285,807	—	(1,618)	20,517	18,899
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(1,610)	3,474	29,771	31,635	—	(2,244)	375,647	(62)	373,341	404,976	20,487	425,463	—	(189)	30,466	30,277
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(1,878)	10,149	30,126	38,397	—	(1,924)	147,220	(3)	145,293	183,690	52,094	235,784	—	(158)	12,648	12,490
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,204)	578	27,618	26,992	—	(1,635)	97,514	(14)	95,865	122,857	56,848	179,705	—	(132)	7,885	7,753
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(1,761)	1,497	5,551	5,287	—	(71,800)	137,128	(85)	65,243	70,530	27,446	97,976	—	(5,882)	10,490	4,608
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(3,045)	18,819	25,021	40,795	—	(15,741)	143,855	(140)	127,974	168,769	61,437	230,206	—	(1,361)	12,584	11,223
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(2,246)	1,027	43,951	42,732	105,104	(4,895)	214,710	(286)	314,633	357,365	40,512	397,877	9,074	(444)	17,477	26,107
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(1,556)	13,414	66,261	78,119	16,036	(13,460)	(52,790)	(1,784)	(51,998)	26,121	260,712	286,833	920	(833)	(2,837)	(2,750)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(226)	5,049	55,272	60,095	127,092	(10,531)	87,236	(749)	203,048	263,143	120,947	384,090	6,810	(598)	4,353	10,565
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	(155)	4,707	27,966	32,518	—	(13,996)	5,098	(38)	(8,936)	23,582	101,958	125,540	—	(710)	253	(457)
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(251)	116	12,574	12,439	—	—	(800)	(8)	(808)	11,631	39,025	50,656	—	—	(41)	(41)
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(117)	805	8,638	9,326	—	(565)	18,406	(7)	17,834	27,160	21,744	48,904	—	(28)	988	960
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(359)	3,236	13,780	16,657	—	(10,480)	—	(40)	(10,520)	6,137	54,994	61,131	—	(549)	—	(549)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(96)	1,036	6,248	7,188	—	(478)	4,507	(34)	3,995	11,183	21,660	32,843	—	(26)	226	200
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(425)	2,520	22,566	24,661	—	(38,649)	—	(37)	(38,686)	(14,025)	87,801	73,776	—	(2,021)	—	(2,021)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(2,468)	235	149,098	146,865	352,283	(29,248)	13,881	(2,768)	334,148	481,013	359,737	840,750	18,930	(1,713)	389	17,606
DWS Small Cap Index (AdvantEdge)	68	14,862	4,983	19,913	—	—	(15,000)	—	(15,000)	4,913	51,273	56,186	—	—	(846)	(846)
DWS Small Cap Index (AnnuiChoice II)	269	20,529	30,212	51,010	—	(4,748)	20,189	(71)	15,370	66,380	137,003	203,383	—	(340)	1,362	1,022
DWS Small Cap Index (AnnuiChoice)	1,025	14,521	70,920	86,466	212	(27,098)	19,922	(275)	(7,239)	79,227	234,364	313,591	12	(1,265)	930	(323)
DWS Small Cap Index (GrandMaster flex3)	(948)	26,399	(1,656)	23,795	—	(9,140)	63,247	(58)	54,049	77,844	63,812	141,656	—	(502)	3,113	2,611
DWS Small Cap Index (Grandmaster)	(421)	55,185	(2,073)	52,691	—	(35,332)	93,098	(2)	57,764	110,455	121,014	231,469	—	(2,014)	5,412	3,398
DWS Small Cap Index (IQ Advisor Standard)	207	4,295	39	4,541	—	(17,536)	—	—	(17,536)	(12,995)	18,528	5,533	—	(994)	—	(994)
DWS Small Cap Index (IQ3)	232	69,919	(3,831)	66,320	154	(49,419)	(86,553)	(213)	(136,031)	(69,711)	228,508	158,797	9	(2,734)	(4,473)	(7,198)
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	(6)	—	318	312	—	(476)	22,278	(8)	21,794	22,106	—	22,106	—	(30)	1,373	1,343
DWS Small Cap Index (Pinnacle Plus)	(175)	20,437	577	20,839	—	(4,713)	(25,554)	(72)	(30,339)	(9,500)	61,864	52,364	—	(242)	(1,210)	(1,452)
DWS Small Cap Index VIP (Pinnacle IV)	(153)	27,220	74,802	101,869	7,303	(72,716)	25,030	(178)	(40,561)	61,308	308,103	369,411	421	(3,942)	1,138	(2,383)
DWS Small Cap Index VIP (Pinnacle V)	(1,288)	40,621	73,713	113,046	88,312	(32,336)	(22,057)	(334)	33,585	146,631	287,715	434,346	7,872	(2,812)	(1,901)	3,159
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	5,159	(185)	(7,772)	(2,798)	—	—	8,012	(118)	7,894	5,096	168,435	173,531	—	(10)	629	619
Pimco VIT All Asset (IQ Annuity)	9,886	881	(15,393)	(4,626)	450	(14,032)	11,259	(217)	(2,540)	(7,166)	327,672	320,506	36	(1,160)	899	(225)
Pimco VIT All Asset (Pinnacle)	11,830	7,628	(29,753)	(10,295)	—	(12,358)	(124,018)	(75)	(136,451)	(146,746)	491,053	344,307	—	(1,003)	(10,376)	(11,379)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle II Reduced M&E)	$733	$3	$(952)	$(216)	$—	$—	$—	$—	$—	$(216)	$21,868	$21,652	—	—	—	—
Pimco VIT All Asset (AnnuiChoice II)	9,306	2,792	(16,150)	(4,052)	3,695	(7,188)	9,981	(475)	6,013	1,961	279,936	281,897	289	(610)	708	387
Pimco VIT All Asset (AnnuiChoice)	12,405	674	(16,573)	(3,494)	—	(21,198)	101,989	(105)	80,686	77,192	276,985	354,177	—	(1,651)	7,967	6,316
Pimco VIT All Asset (GrandMaster flex3)	11,398	2,196	(17,643)	(4,049)	100,941	(113,168)	29,767	(95)	17,445	13,396	376,285	389,681	8,316	(9,309)	2,533	1,540
Pimco VIT All Asset (Grandmaster)	13,812	1,260	(24,619)	(9,547)	—	(43,852)	(208,885)	(47)	(252,784)	(262,331)	693,453	431,122	—	(3,695)	(16,832)	(20,527)
Pimco VIT All Asset (Pinnacle IV)	15,313	15	(21,474)	(6,146)	9,500	(37,087)	89,062	(77)	61,398	55,252	464,846	520,098	748	(3,042)	7,257	4,963
Pimco VIT All Asset (Pinnacle Plus)	626	(32)	(957)	(363)	—	(636)	—	(15)	(651)	(1,014)	22,958	21,944	—	(54)	—	(54)
Pimco VIT All Asset (Pinnacle V)	11,790	1,153	(17,121)	(4,178)	2,737	(847)	49,258	(277)	50,871	46,693	366,048	412,741	218	(90)	4,092	4,220
Pimco VIT Commodity Real Return (Pinnacle)	413	(3,472)	(14,799)	(17,858)	31,526	(30,914)	(30,728)	(30)	(30,146)	(48,004)	108,778	60,774	4,140	(4,077)	(4,800)	(4,737)
Pimco VIT Commodity Real Return (Pinnacle IV)	1,264	(62,065)	(18,015)	(78,816)	7,500	(42,943)	(87,082)	(169)	(122,694)	(201,510)	534,593	333,083	989	(6,256)	(12,616)	(17,883)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	24	(84)	(646)	(706)	—	(367)	—	(9)	(376)	(1,082)	4,696	3,614	—	—	(53)	(53)
Pimco VIT Commodity Real Return (Pinnacle V)	737	(160,635)	(15,395)	(175,293)	299,701	(47,355)	(164,022)	(2,267)	86,057	(89,236)	1,027,468	938,232	42,934	(6,984)	(24,260)	11,690
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	297	(19,517)	(58,069)	(77,289)	26,954	(6,611)	(4,654)	(2,669)	13,020	(64,269)	459,456	395,187	3,783	(1,326)	(967)	1,490
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	1,205	(18,201)	(28,409)	(45,405)	53,983	(7,944)	(24,724)	(515)	20,800	(24,605)	306,785	282,180	7,636	(1,199)	(2,878)	3,559
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	715	(16,758)	1,782	(14,261)	200	(10,856)	(28,526)	(111)	(39,293)	(53,554)	103,227	49,673	28	(1,457)	(4,231)	(5,660)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	102	(8,417)	298	(8,017)	—	(1,849)	(20,351)	(10)	(22,210)	(30,227)	77,657	47,430	—	(264)	(2,495)	(2,759)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	1,073	(21,196)	(63,306)	(83,429)	8,274	(54,206)	340,709	(721)	294,056	210,627	230,993	441,620	1,124	(7,772)	44,998	38,350
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	557	(22,532)	(22,249)	(44,224)	91,360	(95,382)	(43,381)	(30)	(47,433)	(91,657)	284,149	192,492	14,129	(14,675)	(6,637)	(7,183)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	229	(17,832)	5,548	(12,055)	—	(44,504)	(22,526)	(57)	(67,087)	(79,142)	106,110	26,968	—	(6,484)	(3,249)	(9,733)
Pimco VIT Long Term Government (Pinnacle)	458	3,914	(6,531)	(2,159)	—	(3,544)	79,466	—	75,922	73,763	—	73,763	—	—	8,727	8,727
Pimco VIT Long Term Government (AnnuiChoice II)	15	110	(333)	(208)	2,000	—	292	(10)	2,282	2,074	—	2,074	—	—	245	245
Pimco VIT Low Duration (AnnuiChoice II)	5,183	(10,294)	(27,995)	(33,106)	1,203	(22,364)	(1,042,072)	(1,245)	(1,064,478)	(1,097,584)	2,401,114	1,303,530	103	(2,039)	(89,837)	(91,773)
Pimco VIT Low Duration (AnnuiChoice)	1,458	7,834	(15,035)	(5,743)	—	(62,677)	(259,843)	(595)	(323,115)	(328,858)	576,300	247,442	—	(5,378)	(22,048)	(27,426)
Pimco VIT Low Duration (GrandMaster flex3)	(3,511)	(26,362)	4	(29,869)	57,820	(82,473)	103,769	(215)	78,901	49,032	273,038	322,070	5,113	(7,310)	6,938	4,741
Pimco VIT Low Duration (Grandmaster)	(253)	(5,650)	(987)	(6,890)	—	(34,257)	224,131	(120)	189,754	182,864	277,127	459,991	—	(2,968)	19,252	16,284
Pimco VIT Low Duration (IQ Annuity)	(305)	(4,668)	(5,081)	(10,054)	774	(49,712)	(156,968)	(340)	(206,246)	(216,300)	491,734	275,434	67	(4,343)	(13,921)	(18,197)
Pimco VIT Low Duration (Pinnacle)	(261)	(11,553)	(1,584)	(13,398)	85,414	(105,415)	(35,493)	(104)	(55,598)	(68,996)	314,237	245,241	7,396	(9,132)	(3,844)	(5,580)
Pimco VIT Low Duration (Pinnacle IV)	(235)	(2,240)	(1,158)	(3,633)	616	(37,513)	52,164	(155)	15,112	11,479	144,246	155,725	54	(3,435)	4,601	1,220
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	83	(710)	(139)	(766)	—	(2,266)	2,894	—	628	(138)	—	(138)	—	—	—	—
Pimco VIT Low Duration (AdvantEdge)	(145)	1,490	(2,483)	(1,138)	—	(27,842)	(15,763)	(79)	(43,684)	(44,822)	92,104	47,282	—	(2,425)	(1,391)	(3,816)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	—	—	(4)	(4)	—	—	2,026	(1)	2,025	2,021	—	2,021	—	—	198	198
Pimco VIT Low Duration (Pinnacle Plus)	(244)	1,100	(3,217)	(2,361)	—	(43,090)	(1,996)	(141)	(45,227)	(47,588)	112,902	65,314	—	(3,847)	(179)	(4,026)
Pimco VIT Low Duration (Pinnacle V)	(1,073)	322	(7,672)	(8,423)	73,051	(12,758)	88,705	(144)	148,854	140,431	404,067	544,498	6,339	(1,136)	7,831	13,034
Pimco VIT Real Return (Pinnacle IV)	(1,563)	9,093	(54,845)	(47,315)	8,100	(101,383)	(192,576)	(70)	(285,929)	(333,244)	586,714	253,470	624	(8,324)	(15,616)	(23,316)
Pimco VIT Real Return (AdvantEdge)	(1,124)	(4,159)	(12,888)	(18,171)	—	(12,351)	(86,675)	(250)	(99,276)	(117,447)	201,551	84,104	—	(977)	(7,330)	(8,307)
Pimco VIT Real Return (AnnuiChoice II)	1,781	11,152	(77,616)	(64,683)	46,751	(3,416)	(179,455)	(284)	(136,404)	(201,087)	703,309	502,222	3,850	(286)	(14,410)	(10,846)
Pimco VIT Real Return (AnnuiChoice)	(926)	5,961	(59,985)	(54,950)	600	(142,904)	(262,308)	(589)	(405,201)	(460,151)	657,101	196,950	48	(11,409)	(21,558)	(32,919)
Pimco VIT Real Return (GrandMaster flex3)	(689)	4,767	(32,728)	(28,650)	81,369	(110,667)	(53,448)	(41)	(82,787)	(111,437)	293,677	182,240	6,982	(9,377)	(4,518)	(6,913)
Pimco VIT Real Return (Grandmaster)	(3,272)	(15,487)	(24,945)	(43,704)	—	(11,464)	(416,318)	(14)	(427,796)	(471,500)	568,359	96,859	—	(885)	(34,292)	(35,177)
Pimco VIT Real Return (IQ Annuity)	(1,508)	4,338	(49,500)	(46,670)	1,630	(26,299)	(140,183)	(391)	(165,243)	(211,913)	472,663	260,750	131	(2,194)	(11,835)	(13,898)
Pimco VIT Real Return (Pinnacle)	517	(5,760)	(19,587)	(24,830)	—	(19,912)	51,660	(124)	31,624	6,794	216,069	222,863	—	(1,661)	4,186	2,525
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	103	58	(201)	(40)	—	—	7,199	—	7,199	7,159	—	7,159	—	—	703	703
Pimco VIT Real Return (Pinnacle Plus)	(745)	(1,677)	(12,188)	(14,610)	—	(59,368)	(11,626)	(214)	(71,208)	(85,818)	164,319	78,501	—	(4,952)	(970)	(5,922)
Pimco VIT Real Return (Pinnacle V)	1,447	13,928	(69,481)	(54,106)	3,444	(26,362)	61,761	(388)	38,455	(15,651)	549,599	533,948	277	(2,220)	5,686	3,743
Pimco VIT Total Return (Pinnacle V)	92,240	165,123	(835,977)	(578,614)	5,136,640	(850,014)	(584,512)	(71,228)	3,630,886	3,052,272	14,991,191	18,043,463	394,610	(70,654)	(43,649)	280,307
Pimco VIT Total Return (AdvantEdge)	32,705	41,046	(324,071)	(250,320)	434,082	(324,652)	(425,781)	(38,187)	(354,538)	(604,858)	7,127,623	6,522,765	33,427	(27,898)	(32,649)	(27,120)
Pimco VIT Total Return (AnnuiChoice II)	30,026	34,543	(162,896)	(98,327)	898,145	(112,855)	(36,894)	(8,314)	740,082	641,755	2,761,399	3,403,154	67,764	(9,143)	(2,958)	55,663
Pimco VIT Total Return (AnnuiChoice)	15,146	16,416	(84,019)	(52,457)	—	(389,768)	(315,119)	(1,897)	(706,784)	(759,241)	1,878,449	1,119,208	—	(29,574)	(24,299)	(53,873)
Pimco VIT Total Return (GrandMaster flex3)	5,957	20,591	(74,096)	(47,548)	96,058	(473,112)	(543,883)	(603)	(921,540)	(969,088)	1,903,864	934,776	7,573	(36,480)	(42,438)	(71,345)
Pimco VIT Total Return (Grandmaster)	16,284	15,916	(111,905)	(79,705)	66,030	(226,944)	(483,535)	(657)	(645,106)	(724,811)	2,569,497	1,844,686	4,960	(17,483)	(37,415)	(49,938)
Pimco VIT Total Return (IQ Annuity)	6,358	15,633	(56,740)	(34,749)	21,911	(79,818)	(393,511)	(552)	(451,970)	(486,719)	1,359,954	873,235	1,660	(6,164)	(30,091)	(34,595)
Pimco VIT Total Return (Pinnacle)	10,215	12,626	(75,646)	(52,805)	—	(66,427)	(629,756)	(312)	(696,495)	(749,300)	1,853,357	1,104,057	—	(5,143)	(48,607)	(53,750)
Pimco VIT Total Return (Pinnacle IV)	27,988	82,644	(263,964)	(153,332)	11,984	(661,614)	(893,647)	(920)	(1,544,197)	(1,697,529)	5,348,108	3,650,579	895	(50,656)	(67,613)	(117,374)
Pimco VIT Total Return (Pinnacle II Reduced M&E)	212	184	(1,073)	(677)	—	—	—	—	—	(677)	21,568	20,891	—	—	—	—
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	65	84	(73)	76	—	—	16,096	(6)	16,090	16,166	—	16,166	—	—	1,539	1,539
Pimco VIT Total Return (Pinnacle Plus)	3,977	13,173	(59,517)	(42,367)	660	(237,536)	(388,550)	(1,965)	(627,391)	(669,758)	1,495,257	825,499	52	(18,836)	(30,214)	(48,998)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	$(493)	$(673)	$2,336	$1,170	$—	$(3,649)	$77,193	$(9)	$73,535	$74,705	$8,523	$83,228	—	(542)	11,438	10,896
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	(204)	(531)	875	140	—	(2,659)	1,082	(3)	(1,580)	(1,440)	15,433	13,993	—	(402)	166	(236)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	(3,754)	(17,090)	22,144	1,300	61,350	(13,100)	(35,707)	(726)	11,817	13,117	225,006	238,123	9,259	(2,120)	(5,535)	1,604
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(3,367)	(18,118)	20,769	(716)	5,000	(8,111)	(51,191)	(1,295)	(55,597)	(56,313)	221,577	165,264	756	(1,416)	(7,980)	(8,640)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(609)	(13,350)	14,843	884	24,059	(6,623)	(33,643)	(162)	(16,369)	(15,485)	79,256	63,771	3,558	(1,008)	(4,950)	(2,400)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(47)	(1,687)	1,668	(66)	—	(7,353)	—	(2)	(7,355)	(7,421)	7,976	555	—	(1,082)	—	(1,082)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(254)	(78)	562	230	—	(50)	2,053	(41)	1,962	2,192	15,764	17,956	—	(14)	310	296
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(141)	(33)	250	76	—	—	—	(1)	(1)	75	8,524	8,599	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(3,254)	172	3,134	52	—	(2,040)	14,769	(1,248)	11,481	11,533	196,288	207,821	—	(384)	1,728	1,344
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(2,113)	6,906	(3,838)	955	—	(6,234)	(92,944)	(667)	(99,845)	(98,890)	276,370	177,480	—	(787)	(10,648)	(11,435)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(501)	1,146	(417)	228	—	(3,223)	1,393	(59)	(1,889)	(1,661)	50,152	48,491	—	(378)	151	(227)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(79)	—	82	3	—	—	—	(6)	(6)	(3)	5,101	5,098	—	(1)	—	(1)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(753)	286	628	161	—	(1,743)	—	—	(1,743)	(1,582)	56,317	54,735	—	(204)	—	(204)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(609)	641	11	43	55	(4,824)	—	(14)	(4,783)	(4,740)	42,793	38,053	6	(574)	1	(567)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(61)	55	(45)	(51)	—	(2,779)	(3,474)	(8)	(6,261)	(6,312)	6,312	—	—	(330)	(411)	(741)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(1,386)	1,381	102	97	—	(16,504)	5,628	(17)	(10,893)	(10,796)	96,534	85,738	—	(1,928)	654	(1,274)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(6)	—	97	91	—	—	12,927	(7)	12,920	13,011	—	13,011	—	—	1,235	1,235
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(863)	1,503	(747)	(107)	—	(1,238)	(12,927)	(53)	(14,218)	(14,325)	52,711	38,386	—	(153)	(1,552)	(1,705)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(6,556)	6,130	981	555	18,260	(97,318)	(155,884)	(1,506)	(236,448)	(235,893)	531,738	295,845	2,122	(11,482)	(18,249)	(27,609)
Guggenheim VT Long Short Equity (AdvantEdge)	(259)	142	2,490	2,373	—	—	652	(66)	586	2,959	15,199	18,158	—	(7)	66	59
Guggenheim VT Long Short Equity (AnnuiChoice II)	(691)	502	9,055	8,866	1,000	(561)	16,236	(82)	16,593	25,459	48,533	73,992	109	(65)	1,685	1,729
Guggenheim VT Long Short Equity (AnnuiChoice)	(76)	617	622	1,163	—	(2,190)	555	(8)	(1,643)	(480)	8,325	7,845	—	(245)	62	(183)
Guggenheim VT Long Short Equity (GrandMaster flex3)	(128)	(11)	1,337	1,198	—	—	—	—	—	1,198	7,662	8,860	—	—	—	—
Guggenheim VT Long Short Equity (Grandmaster)	(16)	—	160	144	—	—	2,586	—	2,586	2,730	—	2,730	—	—	279	279
Guggenheim VT Long Short Equity (IQ Annuity)	(353)	883	3,019	3,549	405	(1,723)	(282)	(36)	(1,636)	1,913	23,122	25,035	45	(192)	(30)	(177)
Guggenheim VT Long Short Equity (Pinnacle)	(260)	145	3,049	2,934	—	(1,846)	38,144	—	36,298	39,232	—	39,232	—	(189)	4,191	4,002
Guggenheim VT Long Short Equity (Pinnacle IV)	(1,197)	7,321	5,763	11,887	600	(17,322)	(879)	(13)	(17,614)	(5,727)	78,259	72,532	65	(1,784)	(83)	(1,802)
Guggenheim VT Long Short Equity (Pinnacle Plus)	(140)	59	1,286	1,205	—	—	—	(12)	(12)	1,193	7,781	8,974	—	(1)	—	(1)
Guggenheim VT Long Short Equity (Pinnacle V)	(2,496)	19,440	5,645	22,589	9,387	(21,436)	(37,204)	(131)	(49,384)	(26,795)	162,254	135,459	1,000	(2,353)	(3,883)	(5,236)
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	951	1,338	(10,204)	(7,915)	—	(11,117)	(52,079)	—	(63,196)	(71,111)	207,709	136,598	—	(418)	(2,016)	(2,434)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	(1,602)	3,486	(24,699)	(22,815)	1,200	(12,515)	69,119	—	57,804	34,989	476,644	511,633	46	(481)	2,655	2,220
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	58	1	(888)	(829)	21,076	—	4,336	—	25,412	24,583	15,745	40,328	851	—	169	1,020
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	(2,438)	52	(19,022)	(21,408)	139,704	(1,260)	80,727	—	219,171	197,763	339,047	536,810	5,617	(52)	3,247	8,812
iShares Barclays Intermediate Credit Bond ETF (Varoom)	15	233	(307)	(59)	—	—	(126)	—	(126)	(185)	185	—	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	444	7,789	(16,524)	(8,291)	18,000	(27,566)	(19,483)	—	(29,049)	(37,340)	297,506	260,166	672	(1,025)	(751)	(1,104)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	5	—	54	59	18,070	(10,733)	10,733	—	18,070	18,129	—	18,129	698	(412)	412	698
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(494)	393	(2,857)	(2,958)	233,197	(579)	36,825	—	269,443	266,485	51,307	317,792	9,113	(23)	1,420	10,510
iShares Barclays TIPS Bond ETF (Varoom)	(1,135)	7,535	(21,236)	(14,836)	—	(3,798)	(82,019)	—	(85,817)	(100,653)	211,323	110,670	—	(134)	(2,904)	(3,038)
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(933)	1,974	(8,083)	(7,042)	3,300	(12,006)	(5,543)	—	(14,249)	(21,291)	76,129	54,838	117	(430)	(202)	(515)
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(65)	(329)	(473)	(867)	2,531	(16,858)	5,348	—	(8,979)	(9,846)	13,415	3,569	106	(694)	224	(364)
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(836)	(360)	(4,549)	(5,745)	17,148	(524)	13,173	—	29,797	24,052	33,029	57,081	700	(23)	531	1,208
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	726	448	(534)	640	—	—	(175)	—	(175)	465	15,229	15,694	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,010	5,679	(6,278)	1,411	5,000	(17,006)	(15,684)	—	(27,690)	(26,279)	72,287	46,008	174	(594)	(556)	(976)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	1,725	2,044	(2,521)	1,248	26,137	(17,503)	(9,760)	—	(1,126)	122	44,472	44,594	903	(608)	(349)	(54)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	3,608	1,016	(1,143)	3,481	32,590	(584)	7,306	—	39,312	42,793	91,639	134,432	1,160	(20)	252	1,392
iShares S&P 500 Growth Index ETF (Varoom)	38	5,687	14,037	19,762	37,527	(29,447)	69,025	—	77,105	96,867	29,418	126,285	1,143	(831)	2,032	2,344
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(5,040)	23,177	150,757	168,894	17,685	(12,708)	(69,199)	—	(64,222)	104,672	584,655	689,327	549	(398)	(2,043)	(1,892)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(201)	3,703	1,136	4,638	600	(1,255)	(9,091)	—	(9,746)	(5,108)	17,264	12,156	20	(38)	(261)	(279)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(82)	4,008	10,533	14,459	76,519	(19,857)	5,420	—	62,082	76,541	29,811	106,352	2,272	(608)	181	1,845
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(10,378)	11,938	340,606	342,166	1,193,189	(13,609)	58,904	—	1,238,484	1,580,650	598,818	2,179,468	37,322	(431)	2,028	38,919
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(71)	471	5,276	5,676	46,150	(107)	1,678	—	47,721	53,397	2,595	55,992	1,412	(3)	57	1,466
iShares Core S&P 500 Index ETF (Varoom)	1,107	18,025	56,270	75,402	112,167	(90,063)	45,708	—	67,812	143,214	202,359	345,573	3,396	(2,534)	1,231	2,093
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(30,921)	262,078	1,772,565	2,003,722	296,012	(218,506)	(811,819)	—	(734,313)	1,269,409	7,072,143	8,341,552	8,809	(6,832)	(24,685)	(22,708)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(3,405)	29,470	140,085	166,150	25,300	(34,039)	95,634	—	86,895	253,045	519,257	772,302	849	(1,036)	2,922	2,735

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	$1,053	$22,206	$72,390	$95,649	$267,981	$(146,471)	$240,930	$—	$362,440	$458,089	$133,254	$591,343	8,035	(4,292)	7,457	11,200
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(49,125)	69,648	3,250,827	3,271,350	10,664,193	(190,330)	268,149	—	10,742,012	14,013,362	6,728,633	20,741,995	323,739	(5,732)	9,068	327,075
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(4,467)	23,109	159,538	178,180	491,435	(2,790)	7,287	—	495,932	674,112	375,942	1,050,054	15,150	(81)	339	15,408
iShares S&P 500 Value Index ETF (Varoom)	303	1,677	14,554	16,534	—	—	(3,101)	—	(3,101)	13,433	55,762	69,195	—	—	(76)	(76)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(772)	15,596	90,177	105,001	2,042	(5,963)	(43,443)	—	(47,364)	57,637	387,948	445,585	67	(178)	(1,359)	(1,470)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(125)	3,126	4,532	7,533	—	(15,071)	(3,289)	—	(18,360)	(10,827)	40,684	29,857	—	(520)	(103)	(623)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	363	10,720	(642)	10,441	47,044	(43,197)	(23,710)	—	(19,863)	(9,422)	43,051	33,629	1,356	(1,257)	(678)	(579)
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(515)	16,848	136,249	152,582	573,642	(27,419)	(581)	—	545,642	698,224	325,157	1,023,381	16,994	(797)	16	16,213
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(127)	1,042	10,248	11,163	79,422	(163)	(2,239)	—	77,020	88,183	11,739	99,922	2,347	(5)	(62)	2,280
iShares Core S&P MidCap Index ETF (Varoom)	(602)	8,290	43,556	51,244	37,560	(30,741)	11,742	—	18,561	69,805	149,477	219,282	1,165	(876)	349	638
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(21,334)	73,560	533,430	585,656	78,935	(59,711)	(299,727)	—	(280,503)	305,153	2,051,487	2,356,640	2,416	(1,904)	(9,500)	(8,988)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(2,643)	8,843	55,608	61,808	5,875	(6,845)	26,184	—	25,214	87,022	195,712	282,734	201	(214)	795	782
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(511)	13,517	21,344	34,350	158,144	(63,805)	68,746	—	163,085	197,435	46,321	243,756	4,631	(1,877)	2,103	4,857
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(37,828)	20,543	950,598	933,313	3,107,731	(57,767)	13,483	—	3,063,447	3,996,760	1,953,015	5,949,775	92,875	(1,717)	481	91,639
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(1,087)	2,198	25,973	27,084	119,675	(49)	42,264	—	161,890	188,974	50,253	239,227	3,515	(1)	1,185	4,699
iShares Core S&P Small Cap Index ETF (Varoom)	(807)	8,220	38,969	46,382	18,886	(21,167)	69,108	—	66,827	113,209	90,908	204,117	581	(574)	1,986	1,993
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(13,897)	65,137	311,493	362,733	39,468	(29,995)	(219,036)	—	(209,563)	153,170	1,031,425	1,184,595	1,166	(941)	(6,643)	(6,418)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(1,703)	11,180	30,633	40,110	7,438	(17,011)	20,204	—	10,631	50,741	104,056	154,797	254	(582)	615	287
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(487)	3,305	22,030	24,848	49,153	(14,441)	78,241	—	112,953	137,801	11,352	149,153	1,374	(408)	2,354	3,320
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(25,164)	21,267	609,306	605,409	1,553,898	(29,411)	(119,043)	—	1,405,444	2,010,853	981,284	2,992,137	45,300	(850)	(3,181)	41,269
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(1,594)	4,447	31,684	34,537	90,275	(286)	712	—	90,701	125,238	56,411	181,649	2,597	(7)	41	2,631
iShares S&P Citigroup International Treasury Bond (Varoom)	(37)	226	(778)	(589)	18,706	(14,607)	7,382	—	11,481	10,892	16,717	27,609	718	(555)	278	441
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(6,385)	623	(27,458)	(33,220)	39,468	(28,261)	157,281	—	168,488	135,268	1,006,804	1,142,072	1,556	(1,115)	6,239	6,680
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(199)	913	(2,142)	(1,428)	438	(6,742)	(14,687)	—	(20,991)	(22,419)	40,094	17,675	17	(262)	(587)	(832)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	(35)	(69)	(219)	(323)	20,331	(13,640)	(8,163)	—	(1,472)	(1,795)	13,167	11,372	805	(537)	(323)	(55)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(16,277)	383	(8,533)	(24,427)	1,553,838	(28,415)	416,024	—	1,941,447	1,917,020	958,116	2,875,136	61,492	(1,124)	16,450	76,818
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(187)	20	(523)	(690)	4,177	(27)	2,250	—	6,400	5,710	16,378	22,088	163	(1)	88	250
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	520	8,547	34,276	43,343	—	(24,758)	71,868	—	47,110	90,453	132,797	223,250	—	(756)	2,260	1,504
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(3,583)	59,897	67,593	123,907	13,800	(72,258)	(176,470)	—	(234,928)	(111,021)	596,614	485,593	462	(2,497)	(5,532)	(7,567)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	184	561	14,979	15,724	40,000	(33,817)	57,285	—	63,468	79,192	29,319	108,511	1,288	(982)	1,727	2,033
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(2,351)	16,536	71,187	85,372	259,287	(1,926)	(29,230)	—	228,131	313,503	247,246	560,749	8,194	(59)	(891)	7,244
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	338	(319)	(4,674)	(4,655)	—	—	(21,623)	—	(21,623)	(26,278)	57,540	31,262	—	—	(1,008)	(1,008)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	248	(972)	(8,579)	(9,303)	5,300	(17,297)	26,827	—	14,830	5,527	152,501	158,028	227	(742)	1,271	756
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	848	(1,179)	(5,573)	(5,904)	29,829	(4,386)	(4,374)	—	21,069	15,165	40,314	55,479	1,126	(167)	(279)	680
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	226	775	(4,367)	(3,366)	69,288	—	16,902	—	86,190	82,824	47,497	130,321	2,675	—	682	3,357
Vanguard Tax-Managed International ETF (Varoom)	389	2,446	3,096	5,931	18,951	(15,014)	7,223	—	11,160	17,091	20,911	38,002	684	(502)	250	432
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	4,485	12,247	178,421	195,153	39,468	(29,327)	(78,441)	—	(68,300)	126,853	1,046,118	1,172,971	1,432	(1,098)	(2,837)	(2,503)
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	568	2,647	14,192	17,407	138	(15,707)	60,669	—	45,100	62,507	74,940	137,447	5	(621)	2,250	1,634
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	846	2,596	9,676	13,118	25,345	(13,844)	61,916	—	73,417	86,535	13,541	100,076	831	(441)	2,066	2,456
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	6,727	8,234	333,068	348,029	1,554,049	(28,772)	86,785	—	1,612,062	1,960,091	995,789	2,955,880	50,532	(925)	2,988	52,595
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	132	787	9,387	10,306	43,218	(180)	11,536	—	54,574	64,880	28,087	92,967	1,425	(6)	359	1,778
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	186	307	(917)	(424)	—	—	(21)	—	(21)	(445)	8,902	8,457	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	244	819	(2,129)	(1,066)	—	—	(3,673)	—	(3,673)	(4,739)	22,935	18,196	—	—	(134)	(134)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	620	108	(3,233)	(2,505)	7,250	(279)	9,332	—	16,303	13,798	44,158	57,956	270	(11)	352	611
Vanguard Large-Cap Index ETF (Varoom)	107	1,705	13,301	15,113	—	—	(4,107)	—	(4,107)	11,006	48,800	59,806	—	—	(109)	(109)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(2,220)	30,367	51,929	80,076	1,500	(27,594)	(93,396)	—	(119,490)	(39,414)	325,504	286,090	50	(960)	(2,856)	(3,766)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	149	1,362	13,208	14,719	60,000	(5,112)	25,391	—	80,279	94,998	15,423	110,421	1,799	(152)	768	2,415
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(1,993)	7,710	66,560	72,277	119,059	(298)	(11,009)	—	107,752	180,029	202,063	382,092	3,641	(9)	(356)	3,276
Vanguard Mega Cap Index ETF (Varoom)	121	813	2,062	2,996	—	—	26,629	—	26,629	29,625	285	29,910	—	—	802	802
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(75)	635	2,953	3,513	300	(626)	(1,396)	—	(1,722)	1,791	12,511	14,302	10	(19)	(43)	(52)
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	13	2,165	1,160	3,338	13,543	(10,139)	—	—	3,404	6,742	11,247	17,989	391	(302)	1	90
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(508)	2,046	16,767	18,305	8,069	—	(10,060)	—	(1,991)	16,314	63,093	79,407	248	—	(304)	(56)
Vanguard REIT Index ETF (Varoom)	1,443	10,772	(9,983)	2,232	—	—	(52,415)	—	(52,415)	(50,183)	97,650	47,467	—	—	(1,628)	(1,628)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,607	6,584	(7,865)	326	5,600	(1,204)	(16,564)	—	(12,168)	(11,842)	117,809	105,967	175	(38)	(521)	(384)
Vanguard REIT Index ETF (Varoom GLWB 3)	829	2,939	(5,578)	(1,810)	38,302	(13,263)	(20,342)	—	4,697	2,887	30,103	32,990	1,126	(414)	(623)	89
Vanguard REIT Index ETF (Varoom GLWB 5)	2,036	1,328	(6,009)	(2,645)	49,810	(305)	12,761	—	62,266	59,621	108,144	167,765	1,596	(10)	411	1,997

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom)	$1,710	$2,389	$(12,407)	$(8,308)	$129,454	$(99,210)	$49,605	$—	$79,849	$71,541	$127,303	$198,844	4,816	(3,756)	1,878	2,938
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	25,465	15,214	(379,267)	(338,588)	276,272	(199,000)	1,212,390	—	1,289,662	951,074	6,983,651	7,934,725	10,613	(7,581)	46,419	49,451
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	860	15,375	(49,952)	(33,717)	20,963	(91,337)	64,385	—	(5,989)	(39,706)	738,458	698,752	793	(3,468)	2,474	(201)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,596	(2,788)	(12,050)	(12,242)	164,850	(118,527)	228,037	—	274,360	262,118	90,415	352,533	6,614	(4,824)	9,005	10,795
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	36,723	1,436	(595,043)	(556,884)	10,876,967	(195,539)	3,207,967	—	13,889,395	13,332,511	6,654,200	19,986,711	440,317	(7,943)	129,509	561,883
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	360	655	(33,697)	(32,682)	459,028	(2,829)	195,659	—	651,858	619,176	402,898	1,022,074	18,601	(116)	7,936	26,421
Vanguard VI Money Market (Varoom GLWB 2)	(108)	—	—	(108)	—	—	528	—	528	420	4,084	4,504	—	—	56	56
Vanguard VI Money Market (Varoom GLWB 3)	(869)	—	—	(869)	6,011	—	105,543	—	111,554	110,685	—	110,685	622	—	10,887	11,509
Vanguard VI Money Market (Varoom GLWB 5)	(1,698)	—	—	(1,698)	26,626	(94)	22,227	—	48,759	47,061	19,010	66,071	2,756	(10)	2,294	5,040
Vanguard Short Term Bond ETF (Varoom)	(7)	27	(46)	(26)	—	—	(2,254)	—	(2,254)	(2,280)	2,280	—	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(148)	233	(585)	(500)	8,302	(23,828)	5,566	—	(9,960)	(10,460)	34,979	24,519	337	(963)	225	(401)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(1,265)	14	(1,490)	(2,741)	63,375	(621)	14,785	—	77,539	74,798	57,736	132,534	2,580	(26)	602	3,156

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$270	$1,663	$8,795	$10,728	$—	$(3,999)	$1,048	$(1,069)	$(4,020)	$6,708	$102,008	$108,716	—	(500)	102	(398)
Touchstone Aggressive ETF (AnnuiChoice ®)	1,806	39,819	33,262	74,887	4,752	(26,920)	(448,105)	(384)	(470,657)	(395,770)	786,060	390,290	382	(2,167)	(35,566)	(37,351)
Touchstone Aggressive ETF (AnnuiChoice II)	3,004	54,562	5,995	63,561	1,595	(154,015)	(2,988)	(6,346)	(161,754)	(98,193)	626,320	528,127	106	(10,864)	(101)	(10,859)
Touchstone Aggressive ETF (GrandMaster flex3)	(7,033)	176,938	67,350	237,255	—	(728,415)	(1,431,174)	(617)	(2,160,206)	(1,922,951)	2,823,171	900,220	—	(60,768)	(118,511)	(179,279)
Touchstone Aggressive ETF (Grandmaster)	622	419	8,884	9,925	—	(355)	9,620	(5)	9,260	19,185	87,522	106,707	—	(30)	782	752
Touchstone Aggressive ETF (IQ Advisor Standard)	213	26	1,420	1,659	—	—	1,800	—	1,800	3,459	13,266	16,725	—	—	133	133
Touchstone Aggressive ETF (IQ Annuity)	9,587	(37,451)	351,912	324,048	994	(238,173)	(197,435)	(298)	(434,912)	(110,864)	3,090,032	2,979,168	80	(19,683)	(16,230)	(35,833)
Touchstone Aggressive ETF (Pinnacle)	(998)	28,935	8,915	36,852	—	(48,171)	(317,189)	(171)	(365,531)	(328,679)	433,625	104,946	—	(3,942)	(25,859)	(29,801)
Touchstone Aggressive ETF (Pinnacle IV)	(2,474)	70,511	8,969	77,006	500	(194,927)	(490,287)	(479)	(685,193)	(608,187)	960,450	352,263	41	(16,140)	(40,808)	(56,907)
Touchstone Aggressive ETF (Pinnacle Plus)	(51)	11,188	1,381	12,518	—	(24,056)	(9,296)	(427)	(33,779)	(21,261)	124,109	102,848	—	(2,018)	(788)	(2,806)
Touchstone Aggressive ETF (Pinnacle V)	7,636	76,452	70,715	154,803	386,288	(192,832)	(177,419)	(10,904)	5,133	159,936	1,432,330	1,592,266	26,097	(13,838)	(11,950)	309
Touchstone Baron Small Cap Growth (Pinnacle) (Restated)	(20,745)	163,770	112,426	255,451	220	(144,231)	(441,844)	(572)	(586,427)	(330,976)	1,793,748	1,462,772	6	(3,862)	(11,953)	(15,809)
Touchstone Baron Small Cap Growth (Pinnacle IV) (Restated)	(13,806)	233,260	(52,017)	167,437	2,348	(147,464)	(383,275)	(461)	(528,852)	(361,415)	1,359,686	998,271	114	(7,167)	(19,544)	(26,597)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)* (Restated)	(3,637)	72,765	(26,187)	42,941	—	(748)	374,989	(74)	374,167	417,108	—	417,108	—	—	10,187	10,187
Touchstone Baron Small Cap Growth (Pinnacle V) (Restated)	(6,702)	119,544	(46,300)	66,542	190,625	(14,870)	(114,930)	(1,781)	59,044	125,586	409,581	535,167	16,577	(1,453)	(10,687)	4,437
Touchstone Baron Small Cap Growth (AdvantEdge) (Restated)	(8,151)	138,692	(60,420)	70,121	41,925	(11,286)	(195,194)	(2,957)	(167,512)	(97,391)	544,395	447,004	3,412	(1,129)	(16,345)	(14,062)
Touchstone Baron Small Cap Growth (AnnuiChoice II) (Restated)	(3,571)	75,062	(24,119)	47,372	122,313	(47,382)	(8,030)	(285)	66,616	113,988	226,425	340,413	9,208	(3,676)	(587)	4,945
Touchstone Baron Small Cap Growth (AnnuiChoice) (Restated)	(5,691)	215,938	(117,925)	92,322	606	(138,116)	(142,603)	(1,092)	(281,205)	(188,883)	650,325	461,442	28	(6,445)	(6,382)	(12,799)
Touchstone Baron Small Cap Growth (GrandMaster flex3) (Restated)	(6,441)	131,678	(58,567)	66,670	—	(88,173)	62,024	(347)	(26,496)	40,174	373,135	413,309	—	(4,426)	3,262	(1,164)
Touchstone Baron Small Cap Growth (Grandmaster) (Restated)	(3,863)	67,467	(17,412)	46,192	—	(8,906)	(27,341)	(28)	(36,275)	9,917	272,005	281,922	—	(527)	(1,459)	(1,986)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced) (Restated)	(37)	839	(65)	737	—	—	—	—	—	737	4,054	4,791	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard) (Restated)	(892)	52,706	(29,013)	22,801	—	(9,811)	(96,365)	—	(106,176)	(83,375)	182,606	99,231	—	(505)	(5,008)	(5,513)
Touchstone Baron Small Cap Growth (IQ Annuity) (Restated)	(36,381)	962,054	(540,202)	385,471	30,060	(232,461)	(695,109)	(1,358)	(898,868)	(513,397)	2,725,789	2,212,392	1,417	(11,037)	(33,808)	(43,428)
Touchstone Baron Small Cap Growth (Pinnacle Plus) (Restated)	(5,982)	93,339	(33,169)	54,188	365	(49,277)	31,997	(967)	(17,882)	36,306	318,290	354,596	18	(2,476)	1,619	(839)
Touchstone Conservative ETF (AdvantEdge) (Restated)	312	8,550	7,126	15,988	10,000	(10,129)	1,134	(3,866)	(2,861)	13,127	318,819	331,946	884	(1,232)	97	(251)
Touchstone Conservative ETF (AnnuiChoice II) (Restated)	6,532	45,264	19,703	71,499	21,288	(153,530)	12,105	(10,828)	(130,965)	(59,466)	1,340,208	1,280,742	1,662	(12,779)	947	(10,170)
Touchstone Conservative ETF (AnnuiChoice) (Restated)	6,260	29,322	16,857	52,439	—	(10,380)	(47,471)	(176)	(58,027)	(5,588)	937,147	931,559	—	(800)	(3,556)	(4,356)
Touchstone Conservative ETF (GrandMaster flex3) (Restated)	870	33,532	(7,046)	27,356	—	(124,736)	104,228	(571)	(21,079)	6,277	588,395	594,672	—	(10,007)	8,175	(1,832)
Touchstone Conservative ETF (Grandmaster) (Restated)	(3,186)	42,988	(20,670)	19,132	—	(321,338)	(28,551)	(21)	(349,910)	(330,778)	388,599	57,821	—	(24,602)	(2,240)	(26,842)
Touchstone Conservative ETF (IQ Advisor Standard) (Restated)	1,710	2,601	4,450	8,761	—	—	1,800	—	1,800	10,561	143,039	153,600	—	—	128	128
Touchstone Conservative ETF (IQ Annuity) (Restated)	(1,873)	96,426	(37,149)	57,404	19,700	(486,218)	15,515	(1,140)	(452,143)	(394,739)	1,223,562	828,823	1,539	(38,030)	1,200	(35,291)
Touchstone Conservative ETF (Pinnacle) (Restated)	245	15,342	(6,720)	8,867	598	(4,082)	(83,719)	(19)	(87,222)	(78,355)	199,967	121,612	47	(316)	(6,525)	(6,794)
Touchstone Conservative ETF (Pinnacle IV) (Restated)	(2,742)	111,224	(57,818)	50,664	624	(436,891)	(8,877)	(474)	(445,618)	(394,954)	1,034,068	639,114	49	(33,967)	(633)	(34,551)
Touchstone Conservative ETF (Pinnacle II Reduced M&E)* (Restated)	579	1,213	(193)	1,599	—	(11,111)	84,567	—	73,456	75,055	—	75,055	—	—	5,721	5,721
Touchstone Conservative ETF (Pinnacle Plus) (Restated)	127	6,659	4,804	11,590	—	(10,330)	10,291	(208)	(247)	11,343	236,945	248,288	—	(836)	806	(30)
Touchstone Conservative ETF Fund (Pinnacle V) (Restated)	14,064	116,381	33,489	163,934	603,389	(112,055)	713,527	(23,009)	1,181,852	1,345,786	2,546,985	3,892,771	47,512	(10,715)	57,467	94,264
Touchstone Core Bond (AdvantEdge) (Restated)	3,058	6,930	(1,880)	8,108	—	(4,701)	(6,938)	(932)	(12,571)	(4,463)	226,696	222,233	—	(452)	(544)	(996)
Touchstone Core Bond (AnnuiChoice II) (Restated)	3,697	12,287	(7,185)	8,799	736	(85,738)	12,102	(2,136)	(75,036)	(66,237)	272,088	205,851	55	(6,617)	894	(5,668)
Touchstone Core Bond (AnnuiChoice) (Restated)	21,458	28,070	(13,337)	36,191	—	(72,741)	156,583	(1,399)	82,443	118,634	875,761	994,395	—	(4,606)	9,599	4,993
Touchstone Core Bond (GrandMaster flex3) (Restated)	5,174	24,668	(14,325)	15,517	—	(73,555)	(30,089)	(721)	(104,365)	(88,848)	475,342	386,494	—	(5,178)	(2,088)	(7,266)
Touchstone Core Bond (Grandmaster) (Restated)	28,421	52,173	(4,369)	76,225	429	(261,574)	(181,187)	(689)	(443,021)	(366,796)	2,196,019	1,829,223	32	(19,158)	(13,026)	(32,152)
Touchstone Core Bond (IQ Advisor Standard) (Restated)	4,367	5,396	(1,773)	7,990	—	(3,189)	—	—	(3,189)	4,801	173,015	177,816	—	(220)	—	(220)
Touchstone Core Bond (IQ Annuity) (Restated)	8,851	22,897	(10,728)	21,020	—	(67,893)	7,963	(471)	(60,401)	(39,381)	602,465	563,084	—	(4,581)	530	(4,051)
Touchstone Core Bond (Pinnacle) (Restated)	11,543	28,142	(12,706)	26,979	1,200	(75,722)	9,182	(46)	(65,386)	(38,407)	733,112	694,705	83	(5,167)	608	(4,476)
Touchstone Core Bond (Pinnacle IV) (Restated)	66,362	118,594	(13,583)	171,373	4,310	(478,120)	(437,745)	(1,329)	(912,884)	(741,511)	5,125,108	4,383,597	296	(33,434)	(30,244)	(63,382)
Touchstone Core Bond (Pinnacle Plus) (Restated)	6,370	18,774	(6,069)	19,075	160	(131,311)	(70,469)	(1,231)	(202,851)	(183,776)	702,444	518,668	12	(10,089)	(5,379)	(15,456)
Touchstone Core Bond (PinnacleV) (Restated)	73,536	122,719	(41,065)	155,190	380,553	(277,569)	227,647	(10,155)	320,476	475,666	4,123,683	4,599,349	29,577	(22,485)	17,513	24,605
Touchstone Enhanced ETF (AdvantEdge)	(3,365)	3,082	48,704	48,421	—	—	(2,004)	(999)	(3,003)	45,418	396,243	441,661	—	(101)	(212)	(313)
Touchstone Enhanced ETF (AnnuiChoice II)	(1,937)	22,879	(4,385)	16,557	1,205	(114,305)	(476)	(484)	(114,060)	(97,503)	217,955	120,452	85	(8,405)	(95)	(8,415)
Touchstone Enhanced ETF (AnnuiChoice)	(4,019)	(34,803)	136,977	98,155	—	(82,221)	(588,274)	(308)	(670,803)	(572,648)	989,817	417,169	—	(6,935)	(48,588)	(55,523)
Touchstone Enhanced ETF (GrandMaster flex3)	(4,608)	32,290	40,464	68,146	180	(111,698)	(7,705)	(687)	(119,910)	(51,764)	598,678	546,914	17	(9,780)	(646)	(10,409)
Touchstone Enhanced ETF (Grandmaster)	(540)	8,721	1,868	10,049	—	(31,061)	—	(30)	(31,091)	(21,042)	95,168	74,126	—	(2,690)	—	(2,690)
Touchstone Enhanced ETF (IQ Advisor Enhanced)	2	(48)	2,377	2,331	—	—	—	—	—	2,331	17,671	20,002	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard)	329	(9,705)	31,758	22,382	—	(18,986)	1,800	—	(17,186)	5,196	171,255	176,451	—	(1,404)	136	(1,268)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (IQ Annuity)	$(22,058)	$(159,514)	$561,864	$380,292	$1,234	$(191,870)	$(7,134)	$(597)	$(198,367)	$181,925	$3,119,000	$3,300,925	103	(16,523)	(540)	(16,960)
Touchstone Enhanced ETF (Pinnacle)	(1,528)	5,005	28,849	32,326	—	(14,354)	(343)	(169)	(14,866)	17,460	265,031	282,491	—	(1,262)	(28)	(1,290)
Touchstone Enhanced ETF (Pinnacle IV)	(5,349)	47,268	38,603	80,522	5,544	(137,648)	(15,472)	(755)	(148,331)	(67,809)	688,668	620,859	479	(11,792)	(1,307)	(12,620)
Touchstone Enhanced ETF (Pinnacle Plus)	(2,290)	12,228	15,370	25,308	—	(12,557)	(37,285)	(280)	(50,122)	(24,814)	254,125	229,311	—	(1,175)	(3,496)	(4,671)
Touchstone Enhanced ETF (Pinnacle V)	(1,160)	43,331	(23,087)	19,084	50	(65,590)	(96,239)	(212)	(161,991)	(142,907)	218,296	75,389	4	(4,726)	(6,848)	(11,570)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	191	1,822	16,685	18,698	—	(2,883)	—	(192)	(3,075)	15,623	179,176	194,799	—	(223)	—	(223)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(1,232)	4,146	57,413	60,327	—	—	—	(584)	(584)	59,743	587,615	647,358	—	(40)	—	(40)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(1,879)	6,027	53,386	57,534	—	(6,729)	—	(429)	(7,158)	50,376	571,429	621,805	—	(512)	1	(511)
Touchstone GMAB Conservative ETF (AnnuiChoice II) (Restated)	(183)	7,418	5,139	12,374	—	(14,038)	—	(498)	(14,536)	(2,162)	264,131	261,969	—	(1,171)	—	(1,171)
Touchstone GMAB Conservative ETF (Pinnacle IV) (Restated)	(3,192)	27,862	3,395	28,065	—	(65,314)	(22,302)	(233)	(87,849)	(59,784)	642,484	582,700	—	(5,232)	(1,791)	(7,023)
Touchstone GMAB Conservative ETF (Pinnacle V) (Restated)	(2,575)	11,316	15,242	23,983	—	—	—	(192)	(192)	23,791	541,172	564,963	—	(15)	—	(15)
Touchstone GMAB Moderate ETF (AnnuiChoice II)	62	123	1,757	1,942	—	—	—	(30)	(30)	1,912	24,237	26,149	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice)	120	509	2,138	2,767	—	(1,404)	—	(15)	(1,419)	1,348	34,461	35,809	—	(103)	—	(103)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(1,218)	67,195	13,464	79,441	49,754	(248,655)	—	(343)	(199,244)	(119,803)	1,127,535	1,007,732	3,533	(18,288)	—	(14,755)
Touchstone GMAB Moderate ETF(Pinnacle V)	(3,481)	92,968	(9,142)	80,345	10,695	(345,150)	—	(417)	(334,872)	(254,527)	1,162,679	908,152	787	(25,386)	18	(24,581)
Touchstone High Yield (AdvantEdge)	60,235	124	61,893	122,252	31,599	(72,161)	(228,741)	(1,818)	(271,121)	(148,869)	1,280,458	1,131,589	2,285	(5,467)	(17,646)	(20,828)
Touchstone High Yield (AnnuiChoice II)	6,845	12,652	(5,188)	14,309	1,205	(36,862)	(1,039)	(307)	(37,003)	(22,694)	142,018	119,324	85	(2,677)	(71)	(2,663)
Touchstone High Yield (AnnuiChoice)	20,338	8,814	7,530	36,682	—	(37,370)	45,858	(621)	7,867	44,549	291,389	335,938	—	(1,904)	2,307	403
Touchstone High Yield (GrandMaster flex3)	16,820	(19,965)	83,754	80,609	77,638	(471,583)	(428,146)	(336)	(822,427)	(741,818)	1,151,194	409,376	4,162	(25,578)	(23,476)	(44,892)
Touchstone High Yield (Grandmaster)	9,987	(6,757)	39,499	42,729	—	(17,793)	(290,544)	(64)	(308,401)	(265,672)	483,954	218,282	—	(1,178)	(18,580)	(19,758)
Touchstone High Yield (IQ Advisor Standard)	127	—	(21)	106	—	—	1,800	—	1,800	1,906	—	1,906	—	—	110	110
Touchstone High Yield (IQ Annuity)	26,012	(10,730)	54,999	70,281	1,114	(69,046)	(231,005)	(526)	(299,463)	(229,182)	728,972	499,790	59	(3,635)	(12,000)	(15,576)
Touchstone High Yield (Pinnacle)	35,880	(245)	77,596	113,231	8,623	(357,031)	(325,231)	(333)	(673,972)	(560,741)	1,253,151	692,410	469	(18,718)	(17,696)	(35,945)
Touchstone High Yield (Pinnacle IV)	296,541	336,848	(54,730)	578,659	31,805	(1,031,734)	1,513,661	(837)	512,895	1,091,554	4,341,118	5,432,672	1,768	(56,257)	84,150	29,661
Touchstone High Yield (Pinnacle II Reduced M&E)*	334	1	64	399	—	—	5,095	(8)	5,087	5,486	—	5,486	—	—	277	277
Touchstone High Yield (Pinnacle Plus)	17,437	1,763	14,861	34,061	—	(58,385)	118,938	(640)	59,913	93,974	244,856	338,830	30	(3,703)	7,541	3,868
Touchstone High Yield (PinnacleV)	563,096	51,268	325,030	939,394	1,082,711	(631,960)	2,623,110	(1,689)	3,072,172	4,011,566	6,067,062	10,078,628	86,560	(51,566)	209,988	244,982
Touchstone Large Cap Core Equity (AdvantEdge)	193	6,858	54,150	61,201	12,740	(9,206)	6,993	(4,924)	5,603	66,804	581,408	648,212	1,296	(1,380)	760	676
Touchstone Large Cap Core Equity (AnnuiChoice II)	1,708	4,047	28,192	33,947	88,859	(62,395)	(3,927)	(711)	21,826	55,773	302,486	358,259	8,278	(5,871)	(342)	2,065
Touchstone Large Cap Core Equity (AnnuiChoice)	3,276	43,776	22,373	69,425	100	(84,002)	(13,299)	(1,009)	(98,210)	(28,785)	648,311	619,526	8	(7,129)	(1,118)	(8,239)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(1,008)	37,571	(6,378)	30,185	—	(161,066)	(12,702)	(836)	(174,604)	(144,419)	332,134	187,715	—	(13,483)	(1,015)	(14,498)
Touchstone Large Cap Core Equity (Grandmaster)	104	3,369	2,319	5,792	—	(5,756)	15,186	(24)	9,406	15,198	55,013	70,211	—	(452)	1,186	734
Touchstone Large Cap Core Equity (IQ Advisor Standard)	216	(51)	2,101	2,266	—	(743)	—	—	(743)	1,523	20,112	21,635	—	(58)	—	(58)
Touchstone Large Cap Core Equity (IQ Annuity)	58	(5,973)	47,924	42,009	45	(89,247)	(6,086)	(595)	(95,883)	(53,874)	425,050	371,176	4	(7,828)	(545)	(8,369)
Touchstone Large Cap Core Equity (Pinnacle)	7,819	(76,329)	767,515	699,005	9,438	(929,422)	(415,921)	(4,602)	(1,340,507)	(641,502)	6,868,832	6,227,330	721	(71,427)	(31,838)	(102,544)
Touchstone Large Cap Core Equity (Pinnacle IV)	(8,051)	188,761	161,137	341,847	25,000	(695,527)	697,174	(1,480)	25,167	367,014	3,224,828	3,591,842	1,986	(54,954)	55,270	2,302
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)*	1,911	23	2,286	4,220	—	(4,551)	290,467	(68)	285,848	290,068	—	290,068	—	—	21,722	21,722
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,005)	18,478	21,136	38,609	244	(78,940)	39,208	(1,337)	(40,825)	(2,216)	371,892	369,676	18	(6,096)	3,117	(2,961)
Touchstone Large Cap Core Equity (PinnacleV)	(4,402)	238,328	299,098	533,024	1,304,358	(547,034)	841,688	(3,400)	1,595,612	2,128,636	4,430,898	6,559,534	150,392	(64,488)	97,250	183,154
Touchstone Mid Cap Growth (AdvantEdge)	(524)	(41)	5,697	5,132	—	—	—	(19)	(19)	5,113	28,523	33,636	—	(2)	—	(2)
Touchstone Mid Cap Growth (AnnuiChoice II)	(13,648)	(54,105)	259,679	191,926	27,489	(78,917)	546	(793)	(51,675)	140,251	1,046,301	1,186,552	2,214	(6,578)	68	(4,296)
Touchstone Mid Cap Growth (AnnuiChoice)	(16,752)	(20,734)	323,230	285,744	8,968	(272,115)	40,460	(3,041)	(225,728)	60,016	1,561,825	1,621,841	502	(15,228)	2,201	(12,525)
Touchstone Mid Cap Growth (GrandMaster flex3)	(2,379)	5,108	20,500	23,229	2,220	(14,063)	399,987	(130)	388,014	411,243	112,673	523,916	126	(840)	22,531	21,817
Touchstone Mid Cap Growth (Grandmaster)	(1,290)	7,424	8,363	14,497	—	(1,048)	70,890	(48)	69,794	84,291	49,746	134,037	—	(70)	4,766	4,696
Touchstone Mid Cap Growth (IQ Advisor Standard)	(26)	11	766	751	—	—	—	—	—	751	3,904	4,655	—	—	—	—
Touchstone Mid Cap Growth (IQ Annuity)	(9,275)	18,156	94,585	103,466	2,239	(52,368)	60,347	(655)	9,563	113,029	592,777	705,806	128	(3,062)	3,219	285
Touchstone Mid Cap Growth (Pinnacle)	(7,491)	(75,363)	188,442	105,588	1,807	(192,778)	40,435	(503)	(151,039)	(45,451)	621,806	576,355	109	(11,044)	2,263	(8,672)
Touchstone Mid Cap Growth (Pinnacle IV)	(21,737)	213,834	38,832	230,929	6,120	(205,385)	269,488	(995)	69,228	300,157	1,254,430	1,554,587	347	(11,804)	15,421	3,964
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)*	(52)	—	242	190	—	—	5,548	(6)	5,542	5,732	—	5,732	—	—	311	311
Touchstone Mid Cap Growth (Pinnacle Plus)	(6,967)	23,338	53,050	69,421	—	(43,100)	(111,679)	(1,923)	(156,702)	(87,281)	448,984	361,703	—	(2,626)	(6,438)	(9,064)
Touchstone Mid Cap Growth (PinnacleV)	(20,134)	115,322	118,653	213,841	263,332	(32,268)	(206,295)	(7,765)	17,004	230,845	1,228,602	1,459,447	27,049	(4,063)	(22,115)	871
Touchstone Moderate ETF (AdvantEdge)	3,852	3,005	68,924	75,781	11,734	(5,213)	(5,913)	(9,999)	(9,391)	66,390	932,997	999,387	1,068	(1,406)	(543)	(881)
Touchstone Moderate ETF (AnnuiChoice II)	17,105	68,299	98,447	183,851	2,282	(220,110)	35,971	(19,296)	(201,153)	(17,302)	2,200,667	2,183,365	210	(22,045)	3,351	(18,484)
Touchstone Moderate ETF (AnnuiChoice)	26,198	26,375	246,373	298,946	694	(550,598)	(90,646)	(2,022)	(642,572)	(343,626)	3,446,176	3,102,550	54	(41,624)	(6,854)	(48,424)
Touchstone Moderate ETF (GrandMaster flex3)	1,602	88,288	75,100	164,990	—	(486,022)	(234,836)	(1,121)	(721,979)	(556,989)	2,205,543	1,648,554	—	(39,075)	(18,648)	(57,723)
Touchstone Moderate ETF (Grandmaster)	550	19,622	(3,117)	17,055	—	(54,975)	(28,768)	(111)	(83,854)	(66,799)	214,109	147,310	—	(4,434)	(2,093)	(6,527)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (IQ Advisor Enhanced)	$495	$46	$2,932	$3,473	$—	$—	$—	$—	$—	$3,473	$38,345	$41,818	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard)	1,771	1,263	8,144	11,178	—	(5,513)	1,800	—	(3,713)	7,465	121,338	128,803	—	(392)	129	(263)
Touchstone Moderate ETF (IQ Annuity)	9,155	5,030	144,318	158,503	11,036	(196,495)	(4,162)	(1,480)	(191,101)	(32,598)	1,955,447	1,922,849	891	(15,694)	(368)	(15,171)
Touchstone Moderate ETF (Pinnacle)	2,181	3,712	39,937	45,830	1,200	(95,058)	(40,764)	(378)	(135,000)	(89,170)	584,044	494,874	96	(7,598)	(3,149)	(10,651)
Touchstone Moderate ETF (Pinnacle IV)	14,279	58,941	219,884	293,104	2,388	(359,530)	(125,069)	(1,145)	(483,356)	(190,252)	3,627,402	3,437,150	191	(28,440)	(9,954)	(38,203)
Touchstone Moderate ETF (Pinnacle Plus)	148	35,786	(169)	35,765	1,000	(69,903)	(64,092)	(685)	(133,680)	(97,915)	500,261	402,346	79	(5,766)	(5,240)	(10,927)
Touchstone Moderate ETF (Pinnacle V)	18,170	130,291	155,887	304,348	468,087	(232,981)	(288,554)	(29,512)	(82,960)	221,388	3,721,028	3,942,416	43,516	(24,392)	(26,806)	(7,682)
Touchstone Money Market (AdvantEdge)	(17,949)	—	(6)	(17,955)	468,768	(130,482)	(1,224,343)	(237)	(886,294)	(904,249)	960,369	56,120	48,663	(13,510)	(127,883)	(92,730)
Touchstone Money Market (AnnuiChoice II)	(20,547)	—	(12)	(20,559)	21,134	(88,453)	(1,337,441)	(760)	(1,405,520)	(1,426,079)	1,917,463	491,384	2,173	(9,178)	(138,671)	(145,676)
Touchstone Money Market (AnnuiChoice)	(12,541)	—	(8)	(12,549)	206	(724,962)	366,744	(1,565)	(359,577)	(372,126)	1,384,150	1,012,024	18	(64,913)	32,757	(32,138)
Touchstone Money Market (GrandMaster flex3)	(23,895)	—	(9)	(23,904)	43,198	(244,927)	345,814	(1,351)	142,734	118,830	1,275,164	1,393,994	4,140	(23,519)	32,743	13,364
Touchstone Money Market (Grandmaster)	(44,944)	—	(22)	(44,966)	75,936	(441,349)	194,005	(1,573)	(172,981)	(217,947)	3,286,729	3,068,782	7,111	(43,713)	20,216	(16,386)
Touchstone Money Market (IQ Advisor Enhanced)	(1,813)	—	(1)	(1,814)	—	(13,577)	422,569	—	408,992	407,178	137,772	544,950	—	(1,378)	42,850	41,472
Touchstone Money Market (IQ Annuity)	(2,961)	—	(5)	(2,966)	—	(174,933)	(90,919)	(192)	(266,044)	(269,010)	475,865	206,855	—	(16,418)	(8,421)	(24,839)
Touchstone Money Market (IQ3)	(51,649)	—	(20)	(51,669)	225	(1,136,655)	2,568,795	(5,649)	1,426,716	1,375,047	3,019,831	4,394,878	21	(107,387)	241,815	134,449
Touchstone Money Market (Pinnacle)	(44,860)	—	(23)	(44,883)	35,961	(1,221,192)	820,493	(2,367)	(367,105)	(411,988)	3,450,529	3,038,541	3,358	(114,840)	76,991	(34,491)
Touchstone Money Market (Pinnacle IV)	(36,997)	—	(35)	(37,032)	92,839	(669,404)	(1,812,133)	(1,404)	(2,390,102)	(2,427,134)	5,358,572	2,931,438	8,758	(63,879)	(169,011)	(224,132)
Touchstone Money Market (Pinnacle II Reduced M&E)*	(617)	—	—	(617)	—	(396)	66,488	(72)	66,020	65,403	—	65,403	—	—	6,158	6,158
Touchstone Money Market (Pinnacle Plus)	(18,199)	—	(8)	(18,207)	2,410	(145,931)	(74,139)	(764)	(218,424)	(236,631)	1,228,473	991,842	253	(15,382)	(7,735)	(22,864)
Touchstone Money Market (Pinnacle V)	(24,475)	—	(41)	(24,516)	794,500	(1,082,805)	(3,636,451)	(235)	(3,924,991)	(3,949,507)	6,187,865	2,238,358	82,429	(112,545)	(375,738)	(405,854)
Touchstone Third Avenue Value (AdvantEdge)	(5,770)	(17,692)	85,743	62,281	31,500	(2,900)	(250,957)	(214)	(222,571)	(160,290)	542,294	382,004	3,447	(335)	(30,214)	(27,102)
Touchstone Third Avenue Value (AnnuiChoice II)	(9,439)	(66,872)	221,892	145,581	23,068	(64,175)	(111,718)	(1,342)	(154,167)	(8,586)	807,765	799,179	2,663	(7,366)	(11,829)	(16,532)
Touchstone Third Avenue Value (AnnuiChoice)	(18,581)	107,684	243,384	332,487	3,042	(166,902)	(254,995)	(3,318)	(422,173)	(89,686)	1,881,358	1,791,672	174	(9,750)	(14,778)	(24,354)
Touchstone Third Avenue Value (GrandMaster flex3)	(9,220)	29,604	80,003	100,387	10,088	(84,463)	(37,181)	(549)	(112,105)	(11,718)	574,713	562,995	695	(6,007)	(2,546)	(7,858)
Touchstone Third Avenue Value (Grandmaster)	(11,428)	(99,340)	256,294	145,526	1,257	(81,642)	(61,493)	(245)	(142,123)	3,403	818,464	821,867	100	(6,214)	(4,443)	(10,557)
Touchstone Third Avenue Value (IQ Advisor Enhanced)	(9)	2	205	198	—	—	—	—	—	198	1,003	1,201	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard)	(2,084)	(2,010)	70,440	66,346	—	(13,126)	(51,436)	—	(64,562)	1,784	353,908	355,692	—	(939)	(3,641)	(4,580)
Touchstone Third Avenue Value (IQ Annuity)	(30,850)	(247,482)	639,569	361,237	65,687	(275,041)	(61,494)	(2,093)	(272,941)	88,296	2,044,985	2,133,281	4,354	(18,629)	(4,126)	(18,401)
Touchstone Third Avenue Value (Pinnacle)	(73,911)	(1,267,697)	2,313,667	972,059	6,947	(681,672)	(620,945)	(2,407)	(1,298,077)	(326,018)	5,611,267	5,285,249	153	(15,041)	(13,441)	(28,329)
Touchstone Third Avenue Value (Pinnacle IV)	(46,014)	181,130	397,742	532,858	7,276	(546,065)	69,845	(2,071)	(471,015)	61,843	3,014,438	3,076,281	477	(35,883)	4,222	(31,184)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)*	(3,265)	(99)	18,379	15,015	—	—	356,854	(72)	356,782	371,797	—	371,797	—	—	7,526	7,526
Touchstone Third Avenue Value (Pinnacle Plus)	(14,288)	6,493	149,269	141,474	6,607	(91,077)	29,604	(1,225)	(56,091)	85,383	777,336	862,719	408	(5,794)	1,900	(3,486)
Touchstone Third Avenue Value (Pinnacle V)	(10,459)	94,687	30,702	114,930	100,277	(308,278)	(219,937)	(976)	(428,914)	(313,984)	801,324	487,340	13,067	(40,394)	(29,041)	(56,368)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice)	307	29,491	(4,203)	25,595	—	(63,476)	(3,851)	(436)	(67,763)	(42,168)	165,615	123,447	—	(3,596)	(214)	(3,810)
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(684)	12,707	11,430	23,453	—	(18,515)	(6,745)	(221)	(25,481)	(2,028)	130,161	128,133	—	(1,013)	(361)	(1,374)
JP Morgan IT Mid Cap Value (Grandmaster)	(197)	3,677	8,441	11,921	—	(138)	(7,272)	(11)	(7,421)	4,500	66,186	70,686	—	(9)	(404)	(413)
JP Morgan IT Mid Cap Value (IQ3)	(235)	3,014	7,094	9,873	—	(5,990)	—	(53)	(6,043)	3,830	55,264	59,094	—	(339)	—	(339)
JP Morgan IT Mid Cap Value (Pinnacle)	(221)	3,696	9,243	12,718	—	(4,538)	(3,172)	(96)	(7,806)	4,912	72,356	77,268	—	(262)	(190)	(452)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(1,814)	56,370	25,100	79,656	—	(109,302)	(4,683)	(479)	(114,464)	(34,808)	437,681	402,873	—	(5,835)	(262)	(6,097)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(422)	4,113	7,508	11,199	—	(8,777)	—	(179)	(8,956)	2,243	67,437	69,680	—	(536)	—	(536)
Van Kampen UIF Emerging Markets Debt (Pinnacle)	10,423	33,113	66,115	109,651	4,333	(130,057)	(62,199)	(481)	(188,404)	(78,753)	781,537	702,784	179	(5,368)	(2,544)	(7,733)
Van Kampen UIF Emerging Markets Debt (Pinnacle II Reduced M&E)*	677	11	3,228	3,916	—	—	34,498	—	34,498	38,414	—	38,414	—	—	1,435	1,435
Van Kampen UIF U.S. Real Estate (Pinnacle)	(6,899)	31,335	149,546	173,982	3,282	(173,147)	87,944	(694)	(82,615)	91,367	1,283,416	1,374,783	103	(5,622)	2,716	(2,803)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle) (Restated)	2,685	111,235	101,798	215,718	—	(222,917)	(166,401)	(846)	(390,164)	(174,446)	1,732,231	1,557,785	—	(20,347)	(15,080)	(35,427)
Fidelity VIP Balanced (Pinnacle II Reduced M&E)* (Restated)	40	72	43	155	—	—	5,031	(6)	5,025	5,180	—	5,180	—	—	448	448
Fidelity VIP Overseas (Pinnacle) (Restated)	790	(44,295)	86,994	43,489	—	(61,221)	(15,964)	(89)	(77,274)	(33,785)	250,476	216,691	—	(8,168)	(2,088)	(10,256)
Fidelity VIP Overseas (Pinnacle IV) (Restated)	259	(44,232)	66,848	22,875	—	(62,193)	(4,786)	(123)	(67,102)	(44,227)	159,612	115,385	—	(8,713)	(704)	(9,417)
Fidelity VIP Equity-Income (Grandmaster) (Restated)	150,575	277,602	899,375	1,327,552	168,155	(1,163,949)	(254,990)	(5,132)	(1,255,916)	71,636	8,963,310	9,034,946	3,127	(23,046)	(4,300)	(24,219)
Fidelity VIP Equity-Income (Pinnacle) (Restated)	40,359	15,892	321,642	377,893	13,001	(358,046)	(98,357)	(1,366)	(444,768)	(66,875)	2,541,046	2,474,171	839	(23,654)	(6,433)	(29,248)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)* (Restated)	882	1,581	682	3,145	—	—	38,138	—	38,138	41,283	—	41,283	—	—	2,584	2,584
Fidelity VIP Growth (Grandmaster)	(55,339)	332,977	583,268	860,906	7,914	(729,853)	(317,425)	(4,454)	(1,043,818)	(182,912)	6,709,152	6,526,240	127	(11,882)	(5,078)	(16,833)
Fidelity VIP High Income (Grandmaster)	142,765	2,524	170,673	315,962	86,983	(317,096)	226,767	(975)	(4,321)	311,641	2,859,659	3,171,300	3,601	(13,710)	8,045	(2,064)
Fidelity VIP II Asset Manager (Grandmaster) (Restated)	8,633	96,057	567,802	672,492	78,540	(789,903)	(82,340)	(3,605)	(797,308)	(124,816)	6,428,274	6,303,458	1,935	(19,731)	(2,049)	(19,845)
Fidelity VIP II Contrafund (Grandmaster)	(7,456)	(428,071)	1,963,818	1,528,291	38,610	(1,212,769)	(419,471)	(6,306)	(1,599,936)	(71,645)	10,761,321	10,689,676	875	(28,446)	(8,887)	(36,458)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Contrafund (Pinnacle)	$(7,486)	$(161,953)	$1,071,472	$902,033	$10,077	$(1,043,546)	$(403,565)	$(3,920)	$(1,440,954)	$(538,921)	$6,471,284	$5,932,363	454	(48,598)	(18,461)	(66,605)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)*	259	10	2,428	2,697	—	—	59,673	(7)	59,666	62,363	—	62,363	—	—	2,765	2,765
Fidelity VIP II Index 500 (Grandmaster) (Restated)	28,384	272,132	269,055	569,571	—	(541,034)	(63,250)	(2,664)	(606,948)	(37,377)	4,164,695	4,127,318	—	(16,390)	(1,902)	(18,292)
Fidelity VIP II Index 500 (IQ Annuity) (Restated)	1,814	12,326	26,514	40,654	—	(23,364)	(390)	(304)	(24,058)	16,596	290,810	307,406	—	(2,131)	(35)	(2,166)
Fidelity VIP II Index 500 (Pinnacle) (Restated)	17,049	(90,810)	463,262	389,501	—	(416,611)	(248,739)	(1,992)	(667,342)	(277,841)	2,866,394	2,588,553	—	(43,371)	(25,524)	(68,895)
Fidelity VIP II Index 500 (Pinnacle IV) (Restated)	181	(11,834)	45,773	34,120	—	(100,236)	—	(77)	(100,313)	(66,193)	242,761	176,568	—	(10,131)	—	(10,131)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)* (Restated)	450	71	1,564	2,085	—	—	37,266	(5)	37,261	39,346	—	39,346	—	—	3,925	3,925
Fidelity VIP II Investment Grade Bond (Pinnacle) (Restated)	16,381	92,764	(12,675)	96,470	—	(247,579)	(368,373)	(925)	(616,877)	(520,407)	2,494,352	1,973,945	—	(19,436)	(29,059)	(48,495)
Fidelity VIP II Investment Grade Bond (Pinnacle IV) (Restated)	6,544	49,117	(6,408)	49,253	—	(263,458)	(8,953)	(413)	(272,824)	(223,571)	1,211,696	988,125	—	(20,632)	(705)	(21,337)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)* (Restated)	3,588	5,340	549	9,477	—	(6,018)	257,866	(8)	251,840	261,317	—	261,317	—	—	20,016	20,016
Fidelity VIP II Investment Grade Bond (AnnuiChoice) (Restated)	4,966	11,818	1,131	17,915	—	(28,701)	—	(1,091)	(29,792)	(11,877)	391,840	379,963	—	(2,320)	—	(2,320)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II) (Restated)	623	1,435	320	2,378	—	—	—	(11)	(11)	2,367	50,855	53,222	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3) (Restated)	1,500	8,359	(543)	9,316	—	(44,910)	—	(684)	(45,594)	(36,278)	252,613	216,335	—	(3,651)	—	(3,651)
Fidelity VIP II Investment Grade Bond (Grandmaster) (Restated)	23,434	105,212	(5,057)	123,589	6,926	(447,709)	(1,317)	(1,052)	(443,152)	(319,563)	2,983,820	2,664,257	183	(11,728)	(33)	(11,578)
Fidelity VIP II Investment Grade Bond (IQ Annuity) (Restated)	9,040	31,388	4,846	45,274	135	(36,448)	—	(400)	(36,713)	8,561	1,057,974	1,066,535	8	(2,041)	(1)	(2,034)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus) (Restated)	491	3,002	(184)	3,309	—	(15,973)	—	(190)	(16,163)	(12,854)	92,154	79,300	—	(1,302)	—	(1,302)
Fidelity VIP III Balanced (Grandmaster) (Restated)	4,667	128,359	121,427	254,453	3,040	(329,439)	1	(1,153)	(327,551)	(73,098)	1,977,239	1,904,141	167	(18,324)	(3)	(18,160)
Fidelity VIP Overseas (AnnuiChoice) (Restated)	808	(21,506)	41,836	21,138	—	(1,588)	(32,782)	(793)	(35,163)	(14,025)	124,161	110,136	—	(316)	(4,396)	(4,712)
Fidelity VIP Overseas (AnnuiChoice II) (Restated)	448	(1,525)	10,793	9,716	—	(2,158)	—	(152)	(2,310)	7,406	51,072	58,478	—	(307)	—	(307)
Fidelity VIP Overseas (Grandmaster flex3) (Restated)	6	45	274	325	—	(117)	—	(8)	(125)	200	1,757	1,957	—	(17)	—	(17)
Fidelity VIP Overseas (Grandmaster) (Restated)	12,415	(98,286)	502,837	416,966	3,878	(306,996)	(62,871)	(1,612)	(367,601)	49,365	2,380,649	2,430,014	142	(12,005)	(2,358)	(14,221)
Fidelity VIP Overseas (IQ Annuity) (Restated)	102	(150)	3,290	3,242	—	(352)	—	(21)	(373)	2,869	17,212	20,081	—	(50)	—	(50)
Fidelity VIP Overseas (Pinnacle Plus) (Restated)	13	5,726	4,598	10,337	—	(18,662)	—	(228)	(18,890)	(8,553)	63,014	54,461	—	(2,602)	—	(2,602)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity) (Restated)	5,120	4,165	42,471	51,756	672	(49,830)	(14,048)	(183)	(63,389)	(11,633)	357,529	345,896	54	(4,135)	(1,065)	(5,146)
Fidelity VIP Growth (IQ Annuity)	(3,551)	17,176	29,273	42,898	—	(30,100)	(29,046)	(300)	(59,446)	(16,548)	343,165	326,617	—	(2,930)	(3,046)	(5,976)
Fidelity VIP Growth (Pinnacle)	(4,984)	47,567	33,684	76,267	—	(170,646)	(9,924)	(421)	(180,991)	(104,724)	604,876	500,152	—	(17,019)	(947)	(17,966)
Fidelity VIP Growth (Pinnacle II Reduced M&E)*	(5)	—	24	19	—	—	1,320	(6)	1,314	1,333	—	1,333	—	—	130	130
Fidelity VIP High Income (IQ Annuity)	15,518	22,438	16,035	53,991	—	(14,540)	(82,279)	(204)	(97,023)	(43,032)	451,392	408,360	—	(1,111)	(6,097)	(7,208)
Fidelity VIP II Asset Manager (IQ Annuity) (Restated)	(37)	855	8,473	9,291	—	(3,764)	156	(37)	(3,645)	5,646	87,485	93,131	—	(300)	12	(288)
Fidelity VIP II Contrafund (IQ Annuity)	(1,987)	(13,466)	120,146	104,693	32,453	(111,595)	(22,686)	(432)	(102,260)	2,433	755,337	757,770	1,974	(7,047)	(1,368)	(6,441)
Fidelity VIP III Balanced (IQ Annuity) (Restated)	85	6,925	8,261	15,271	—	(12,515)	—	(132)	(12,647)	2,624	120,531	123,155	—	(988)	—	(988)
Fidelity VIP III Mid Cap (Grandmaster) (Restated)	(11,773)	98,386	80,290	166,903	35	(181,737)	(6,106)	(626)	(188,434)	(21,531)	1,335,296	1,313,765	1	(5,050)	(168)	(5,217)
Fidelity VIP III Mid Cap (IQ Annuity) (Restated)	(8,162)	57,304	52,656	101,798	547	(131,824)	(8,845)	(269)	(140,391)	(38,593)	831,950	793,357	14	(3,511)	(250)	(3,747)
Fidelity VIP III Mid Cap (Pinnacle) (Restated)	(31,482)	267,267	223,187	458,972	—	(294,188)	(242,020)	(1,719)	(537,927)	(78,955)	3,635,008	3,556,053	—	(8,324)	(6,586)	(14,910)
Fidelity VIP Overseas (IQ Annuity) (Restated)	30	(9,680)	14,467	4,817	—	(378)	(13,534)	(8)	(13,920)	(9,103)	38,561	29,458	—	(37)	(1,298)	(1,335)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3) (Restated)	(407)	(613)	24,313	23,293	—	(17,115)	(27)	(416)	(17,558)	5,735	225,316	231,051	—	(1,340)	(2)	(1,342)
Fidelity VIP Asset Manager (AdvantEdge) (Restated)	(264)	1,566	6,780	8,082	—	(3,727)	575	(527)	(3,679)	4,403	79,665	84,068	—	(415)	56	(359)
Fidelity VIP Asset Manager (AnnuiChoice II) (Restated)	523	2,474	1,273	4,270	800	(13,624)	54,446	(114)	41,508	45,778	29,827	75,605	65	(1,093)	4,354	3,326
Fidelity VIP Asset Manager (AnnuiChoice) (Restated)	412	(5,904)	33,894	28,402	27,092	(45,875)	(58,355)	(322)	(77,460)	(49,058)	295,966	246,908	2,035	(3,504)	(4,443)	(5,912)
Fidelity VIP Asset Manager (GrandMaster flex3) (Restated)	(376)	4,405	7,362	11,391	180	(2,334)	(7,647)	(58)	(9,859)	1,532	109,662	111,194	15	(186)	(578)	(749)
Fidelity VIP Asset Manager (IQ Advisor Standard) (Restated)	13	12	36	61	—	—	1,500	—	1,500	1,561	—	1,561	—	—	109	109
Fidelity VIP Asset Manager (Pinnacle) (Restated)	(362)	11,838	(6,016)	5,460	—	(48,280)	(31,680)	(48)	(80,008)	(74,548)	98,150	23,602	—	(3,793)	(2,483)	(6,276)
Fidelity VIP Asset Manager (Pinnacle IV) (Restated)	(427)	5,808	8,325	13,706	—	(52,988)	(9,523)	(79)	(62,590)	(48,884)	161,573	112,689	—	(4,199)	(714)	(4,913)
Fidelity VIP Asset Manager (Pinnacle Plus) (Restated)	(265)	758	6,367	6,860	—	(1,087)	16,419	(196)	15,136	21,996	63,519	85,515	—	(95)	1,214	1,119
Fidelity VIP Asset Manager (Pinnacle V) (Restated)	(519)	5,451	25,557	30,489	40,000	(2,394)	15,148	(1,030)	51,724	82,213	266,086	348,299	3,737	(313)	1,406	4,830
Fidelity VIP Balanced (AdvantEdge) (Restated)	(173)	11,066	13,211	24,104	35,000	(3,441)	(2,157)	(1,539)	27,863	51,967	179,015	230,982	3,131	(461)	(184)	2,486
Fidelity VIP Balanced (AnnuiChoice II) (Restated)	1,607	29,486	17,444	48,537	39,913	(17,875)	4,184	(1,123)	25,099	73,636	345,947	419,583	3,289	(1,535)	367	2,121
Fidelity VIP Balanced (AnnuiChoice) (Restated)	2,792	73,746	8,228	84,766	18,312	(89,104)	(89,335)	(855)	(160,982)	(76,216)	650,333	574,117	1,313	(6,471)	(6,162)	(11,320)
Fidelity VIP Balanced (GrandMaster flex3) (Restated)	53	19,363	17,990	37,406	—	(56,159)	65,288	(483)	8,646	46,052	271,404	317,456	—	(3,751)	4,442	691
Fidelity VIP Balanced (Grandmaster) (Restated)	2,015	53,118	86,704	141,837	1,419	(25,122)	24,723	(189)	831	142,668	1,056,320	1,198,988	103	(1,833)	1,910	180
Fidelity VIP Balanced (IQ Advisor Standard) (Restated)	1,631	8,622	12,600	22,853	—	(2,669)	—	—	(2,669)	20,184	162,435	182,619	—	(185)	(1)	(186)
Fidelity VIP Balanced (IQ3) (Restated)	106	61,627	31,376	93,109	5,346	(51,658)	(31,617)	(840)	(78,769)	14,340	732,390	746,730	387	(3,922)	(2,288)	(5,823)
Fidelity VIP Balanced (Pinnacle) (Restated)	(514)	64,157	1,119	64,762	10,857	(124,086)	(49,263)	(201)	(162,693)	(97,931)	543,636	445,705	755	(8,978)	(3,692)	(11,915)
Fidelity VIP Balanced (Pinnacle IV) (Restated)	(606)	90,999	72,378	162,771	2,560	(182,504)	(16,672)	(691)	(197,307)	(34,536)	1,293,802	1,259,266	167	(12,177)	(1,107)	(13,117)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle Plus) (Restated)	$(390)	$8,631	$6,707	$14,948	$—	$(17,212)	$16,389	$(225)	$(1,048)	$13,900	$121,771	$135,671	—	(1,298)	1,172	(126)
Fidelity VIP Balanced (Pinnacle V) (Restated)	(1,865)	83,064	29,775	110,974	7,999	(57,933)	(86,719)	(2,419)	(139,072)	(28,098)	873,580	845,482	760	(5,718)	(8,089)	(13,047)
Fidelity VIP Contrafund (AdvantEdge)	(12,344)	69,503	277,312	334,471	64,348	(129,318)	(75,734)	(18,424)	(159,128)	175,343	2,402,668	2,578,011	6,495	(14,936)	(7,526)	(15,967)
Fidelity VIP Contrafund (AnnuiChoice II)	(20)	91,693	227,040	318,713	278,361	(64,769)	(39,849)	(7,542)	166,201	484,914	2,067,348	2,552,262	24,494	(6,292)	(3,318)	14,884
Fidelity VIP Contrafund (AnnuiChoice)	2,529	205,474	243,917	451,920	30,932	(373,809)	(216,342)	(6,460)	(565,679)	(113,759)	3,213,664	3,099,905	1,913	(24,085)	(13,207)	(35,379)
Fidelity VIP Contrafund (GrandMaster flex3)	(9,563)	213,792	20,000	224,229	18,578	(388,166)	29,090	(1,161)	(341,659)	(117,430)	1,605,263	1,487,833	1,115	(23,668)	2,099	(20,454)
Fidelity VIP Contrafund (IQ Advisor Standard)	91	29,997	(3,464)	26,624	—	(13,493)	(152,906)	—	(166,399)	(139,775)	224,685	84,910	—	(812)	(9,500)	(10,312)
Fidelity VIP Contrafund (IQ3)	(16,442)	(87,996)	650,749	546,311	14,049	(479,000)	(41,322)	(3,780)	(510,053)	36,258	3,972,044	4,008,302	851	(29,554)	(2,912)	(31,615)
Fidelity VIP Contrafund (Pinnacle IV)	(30,205)	601,752	441,497	1,013,044	33,720	(1,150,353)	95,124	(2,740)	(1,024,249)	(11,205)	7,195,709	7,184,504	2,026	(68,731)	5,736	(60,969)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	3,506	(2)	(628)	2,876	—	—	37,323	—	37,323	40,199	—	40,199	—	—	3,378	3,378
Fidelity VIP Contrafund (Pinnacle Plus)	(12,250)	83,598	101,900	173,248	3,979	(183,526)	(236,561)	(1,854)	(417,962)	(244,714)	1,373,745	1,129,031	230	(11,111)	(14,350)	(25,231)
Fidelity VIP Contrafund (Pinnacle V)	(17,430)	227,256	490,714	700,540	1,667,422	(314,946)	(517,805)	(33,326)	801,345	1,501,885	4,746,417	6,248,302	169,238	(35,740)	(53,075)	80,423
Fidelity VIP Disciplined Small Cap (Advantedge) (Restated)	(2)	156	203	357	—	—	—	(12)	(12)	345	2,148	2,493	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II) (Restated)	110	3,263	3,851	7,224	3,018	(6,584)	(474)	(219)	(4,259)	2,965	42,174	45,139	330	(709)	(50)	(429)
Fidelity VIP Disciplined Small Cap (AnnuiChoice) (Restated)	334	11,097	2,346	13,777	72	—	(24,087)	(178)	(24,193)	(10,416)	98,359	87,943	8	(19)	(2,717)	(2,728)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3) (Restated)	(24)	1,852	3,106	4,934	—	—	(87)	(23)	(110)	4,824	29,642	34,466	—	(2)	(11)	(13)
Fidelity VIP Disciplined Small Cap (GrandMaster) (Restated)	23	1,857	2,730	4,610	—	(3,382)	(26)	(30)	(3,438)	1,172	27,991	29,163	—	(359)	(3)	(362)
Fidelity VIP Disciplined Small Cap (IQ Annuity) (Restated)	11	3,091	6,415	9,517	—	(4,795)	—	(53)	(4,848)	4,669	58,276	62,945	—	(524)	—	(524)
Fidelity VIP Disciplined Small Cap (Pinnacle) (Restated)	(68)	39,662	(8,796)	30,798	965	(21,097)	(51,047)	(146)	(71,325)	(40,527)	215,716	175,189	110	(2,418)	(5,491)	(7,799)
Fidelity VIP Disciplined Small Cap (Pinnacle IV) (Restated)	(563)	18,008	26,154	43,599	—	(56,482)	4,804	(198)	(51,876)	(8,277)	272,754	264,477	—	(6,254)	738	(5,516)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(36)	1,630	(1,166)	428	—	(7,611)	258	—	(7,353)	(6,925)	6,925	—	—	(832)	—	(832)
Fidelity VIP Disciplined Small Cap (Pinnacle V) (Restated)	15	8,207	6,214	14,436	62,911	(10,017)	2,876	(652)	55,118	69,554	68,849	138,403	6,721	(1,148)	324	5,897
Fidelity VIP Equity-Income (AnnuiChoice II) (Restated)	6,402	47,501	3,176	57,079	8,511	(96,389)	4,863	(648)	(83,663)	(26,584)	408,644	382,060	888	(10,090)	507	(8,695)
Fidelity VIP Equity-Income (AdvantEdge) (Restated)	4,406	14,558	9,610	28,574	—	(362)	155,176	(1,104)	153,710	182,284	75,133	257,417	—	(154)	17,203	17,049
Fidelity VIP Equity-Income (AnnuiChoice) (Restated)	20,715	(42,974)	190,741	168,482	5,409	(187,616)	31,872	(2,156)	(152,491)	15,991	1,167,204	1,183,195	447	(15,588)	2,107	(13,034)
Fidelity VIP Equity-Income (GrandMaster flex3) (Restated)	2,397	23,160	8,096	33,653	—	(61,467)	(30,673)	(337)	(92,477)	(58,824)	263,157	204,333	—	(5,246)	(2,436)	(7,682)
Fidelity VIP Equity-Income (IQ Advisor Standard) (Restated)	525	1,378	1,427	3,330	—	(723)	—	—	(723)	2,607	20,655	23,262	—	(57)	—	(57)
Fidelity VIP Equity-Income (IQ3) (Restated)	8,329	4,014	76,281	88,624	2,814	(88,454)	(25,417)	(473)	(111,530)	(22,906)	620,956	598,050	241	(7,611)	(2,207)	(9,577)
Fidelity VIP Equity-Income (Pinnacle IV) (Restated)	13,182	(5,776)	153,798	161,204	3,607	(235,949)	(140,524)	(810)	(373,676)	(212,472)	1,224,231	1,011,759	303	(20,062)	(11,812)	(31,571)
Fidelity VIP Equity-Income (Pinnacle Plus) (Restated)	8,649	66,999	36,216	111,864	—	(147,770)	105,465	(1,032)	(43,337)	68,527	695,528	764,055	—	(10,701)	8,099	(2,602)
Fidelity VIP Equity-Income (Pinnacle V) (Restated)	11,004	183,751	(69,315)	125,440	231,548	(267,965)	(35,137)	(1,911)	(73,465)	51,975	797,909	849,884	29,192	(33,439)	(3,925)	(8,172)
Fidelity VIP Freedom 2010 (Advantedge) (Restated)	104	3,600	13,173	16,877	—	(1,581)	115	(1,941)	(3,407)	13,470	173,569	187,039	—	(326)	11	(315)
Fidelity VIP Freedom 2010 (AnnuiChoice II) (Restated)	1,201	3,130	19,686	24,017	—	(5,063)	(3,723)	(1,541)	(10,327)	13,690	235,245	248,935	—	(599)	(340)	(939)
Fidelity VIP Freedom 2010 (AnnuiChoice) (Restated)	30	60	370	460	—	(179)	—	(3)	(182)	278	4,395	4,673	—	(16)	—	(16)
Fidelity VIP Freedom 2010 (GrandMaster flex3) (Restated)	1,036	738	(1,251)	523	—	(3,349)	87,517	—	84,168	84,691	—	84,691	—	(309)	8,034	7,725
Fidelity VIP Freedom 2010 (GrandMaster) (Restated)	134	623	2,776	3,533	2,000	—	460	—	2,460	5,993	34,571	40,564	185	—	41	226
Fidelity VIP Freedom 2010 (IQ Annuity) (Restated)	119	981	12,863	13,963	—	(20,670)	—	(129)	(20,799)	(6,836)	146,084	139,248	—	(1,939)	—	(1,939)
Fidelity VIP Freedom 2010 (Pinnacle) (Restated)	6	1,336	(413)	929	—	—	(13,014)	(3)	(13,017)	(12,088)	14,182	2,094	—	—	(1,220)	(1,220)
Fidelity VIP Freedom 2010 (Pinnacle IV) (Restated)	(303)	12,923	(4,797)	7,823	—	(69,716)	—	(53)	(69,769)	(61,946)	125,860	63,914	—	(6,754)	—	(6,754)
Fidelity VIP Freedom 2010 (Pinnacle II Reduced M&E)*	(107)	382	—	275	—	(13,262)	13,014	(27)	(275)	—	—	—	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle Plus) (Restated)	(1)	287	1,552	1,838	—	—	—	(16)	(16)	1,822	18,929	20,751	—	(1)	—	(1)
Fidelity VIP Freedom 2010 (Pinnacle V) (Restated)	(1,606)	62,393	19,199	79,986	97,421	(62,619)	(238,306)	(4,608)	(208,112)	(128,126)	798,937	670,811	9,261	(6,399)	(21,863)	(19,001)
Fidelity VIP Freedom 2015 (AdvantEdge) (Restated)	165	1,779	13,095	15,039	—	(12,580)	102	(1,355)	(13,833)	1,206	154,792	155,998	—	(1,311)	9	(1,302)
Fidelity VIP Freedom 2015 (AnnuiChoice II) (Restated)	1,233	2,943	15,027	19,203	9,737	(1,336)	(3,732)	(388)	4,281	23,484	178,937	202,421	915	(162)	(346)	407
Fidelity VIP Freedom 2015 (IQ Advisor Standard) (Restated)	3,387	5,044	21,306	29,737	—	—	—	—	—	29,737	264,823	294,560	—	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity) (Restated)	283	1,462	6,640	8,385	—	—	—	(54)	(54)	8,331	81,638	89,969	—	(5)	—	(5)
Fidelity VIP Freedom 2015 (Pinnacle) (Restated)	18	96	306	420	—	—	—	(15)	(15)	405	4,061	4,466	—	(1)	—	(1)
Fidelity VIP Freedom 2015 (Pinnacle IV) (Restated)	(184)	3,547	(229)	3,134	—	(22,249)	(5,075)	(49)	(27,373)	(24,239)	38,511	14,272	—	(2,127)	(469)	(2,596)
Fidelity VIP Freedom 2015 (Pinnacle Plus) (Restated)	62	3,717	7,031	10,810	—	(4,390)	—	(20)	(4,410)	6,400	108,860	115,260	—	(421)	—	(421)
Fidelity VIP Freedom 2015 (Pinnacle V) (Restated)	3,317	57,521	77,211	138,049	95,005	(13,895)	(47,122)	(9,761)	24,227	162,276	1,341,943	1,504,219	9,259	(2,295)	(4,544)	2,420
Fidelity VIP Freedom 2020 (AdvantEdge) (Restated)	1,686	7,987	12,313	21,986	100,000	(15,421)	(217)	(1,450)	82,912	104,898	190,244	295,142	9,311	(1,586)	(19)	7,706
Fidelity VIP Freedom 2020 (AnnuiChoice II) (Restated)	3,996	2,893	66,915	73,804	—	(54,453)	(7,568)	(2,590)	(64,611)	9,193	665,829	675,022	—	(5,739)	(728)	(6,467)
Fidelity VIP Freedom 2020 (AnnuiChoice) (Restated)	266	383	2,925	3,574	—	—	—	(30)	(30)	3,544	29,966	33,510	—	(3)	—	(3)
Fidelity VIP Freedom 2020 (GrandMaster) (Restated)	179	579	3,350	4,108	—	—	—	—	—	4,108	35,608	39,716	—	—	—	—
Fidelity VIP Freedom 2020 (IQ Annuity) (Restated)	(116)	(1,897)	4,640	2,627	—	(40,761)	—	(26)	(40,787)	(38,160)	38,160	—	—	(4,046)	—	(4,046)
Fidelity VIP Freedom 2020 (Pinnacle IV) (Restated)	(60)	11,362	578	11,880	—	(64,822)	—	(60)	(64,882)	(53,002)	149,147	96,145	—	(6,666)	—	(6,666)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle Plus) (Restated)	$24	$266	$1,541	$1,831	$—	$—	$—	$(2)	$(2)	$1,829	$16,386	$18,215	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle V) (Restated)	17,647	108,231	183,109	308,987	481,595	(191,766)	480,999	(25,194)	745,634	1,054,621	2,563,436	3,618,057	48,312	(21,628)	47,303	73,987
Fidelity VIP Freedom 2025 (AnnuiChoice II) (Restated)	803	1,334	20,488	22,625	—	—	(7,656)	(711)	(8,367)	14,258	170,058	184,316	—	(70)	(739)	(809)
Fidelity VIP Freedom 2025 (GrandMaster) (Restated)	4	16	206	226	—	—	—	(5)	(5)	221	1,728	1,949	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle) (Restated)	10	48	387	445	—	—	—	—	—	445	3,362	3,807	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV) (Restated)	42	238	2,513	2,793	—	—	—	(30)	(30)	2,763	21,291	24,054	—	(3)	—	(3)
Fidelity VIP Freedom 2025 (Pinnacle Plus) (Restated)	(3)	62	861	920	—	—	—	—	—	920	7,143	8,063	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V) (Restated)	3,654	36,143	137,786	177,583	42,049	(30,832)	799,492	(17,075)	793,634	971,217	1,002,065	1,973,282	4,307	(4,822)	81,915	81,400
Fidelity VIP Freedom 2030 (AdvantEdge) (Restated)	(804)	10,904	(3,858)	6,242	—	(92,887)	—	—	(92,887)	(86,645)	86,645	—	—	(9,376)	—	(9,376)
Fidelity VIP Freedom 2030 (AnnuiChoice II) (Restated)	999	(231)	18,551	19,319	—	—	(15,207)	(237)	(15,444)	3,875	143,279	147,154	—	(24)	(1,540)	(1,564)
Fidelity VIP Freedom 2030 (IQ Annuity) (Restated)	371	413	4,879	5,663	13,944	—	—	(47)	13,897	19,560	37,585	57,145	1,448	(5)	—	1,443
Fidelity VIP Freedom 2030 (Pinnacle IV) (Restated)	(31)	(2,041)	3,617	1,545	—	(33,024)	—	(4)	(33,028)	(31,483)	31,871	388	—	(3,566)	—	(3,566)
Fidelity VIP Freedom 2030 (Pinnacle V) (Restated)	852	6,124	22,226	29,202	—	(6,329)	—	(230)	(6,559)	22,643	219,940	242,583	—	(691)	—	(691)
Fidelity VIP Growth (AnnuiChoice II)	(789)	30,021	(2,149)	27,083	—	(69,547)	(40,790)	(222)	(110,559)	(83,476)	222,654	139,178	—	(5,896)	(3,566)	(9,462)
Fidelity VIP Growth (GrandMaster)	(5,069)	41,532	18,484	54,947	63,169	(47,066)	(2,383)	(159)	13,561	68,508	429,041	497,549	6,080	(4,925)	124	1,279
Fidelity VIP Growth (AdvantEdge)	(831)	1,853	292	1,314	—	—	79,202	(93)	79,109	80,423	25,061	105,484	—	(10)	7,907	7,897
Fidelity VIP Growth (AnnuiChoice)	(3,732)	(23,010)	101,355	74,613	3,273	(74,675)	(189,848)	(1,143)	(262,393)	(187,780)	524,359	336,579	353	(8,278)	(20,052)	(27,977)
Fidelity VIP Growth (GrandMaster flex3)	(2,615)	12,894	18,908	29,187	2,960	(83,734)	(1,815)	(377)	(82,966)	(53,779)	259,727	205,948	246	(7,408)	(149)	(7,311)
Fidelity VIP Growth (IQ Advisor Standard)	(5)	—	557	552	—	—	—	—	—	552	3,990	4,542	—	—	—	—
Fidelity VIP Growth (IQ3)	(5,203)	(14,345)	78,532	58,984	2,046	(75,455)	(25,916)	(445)	(99,770)	(40,786)	475,322	434,536	217	(8,228)	(2,806)	(10,817)
Fidelity VIP Growth (Pinnacle)	(1,933)	19,597	6,501	24,165	5,424	(32,855)	(12,847)	(92)	(40,370)	(16,205)	162,323	146,118	513	(3,156)	(904)	(3,547)
Fidelity VIP Growth (Pinnacle IV)	(10,038)	116,700	12,736	119,398	350	(131,454)	(171,543)	(979)	(303,626)	(184,228)	996,591	812,363	34	(12,953)	(17,023)	(29,942)
Fidelity VIP Growth (Pinnacle Plus)	(2,593)	2,692	15,823	15,922	—	(30,426)	121,536	(170)	90,940	106,862	96,660	203,522	—	(2,253)	9,390	7,137
Fidelity VIP Growth (Pinnacle V)	(6,000)	18,159	37,046	49,205	316,484	(107,372)	39,456	(3,822)	244,746	293,951	390,302	684,253	31,298	(11,055)	3,716	23,959
Fidelity VIP High Income (AdvantEdge)	108,235	(7,331)	14,612	115,516	18	(75,377)	1,075,344	(186)	999,799	1,115,315	1,144,652	2,259,967	1	(5,778)	76,760	70,983
Fidelity VIP High Income (AnnuiChoice II)	36,261	(2,203)	48,349	82,407	8,811	(60,916)	7,331	(229)	(45,003)	37,404	766,451	803,855	656	(4,353)	(415)	(4,112)
Fidelity VIP High Income (AnnuiChoice)	29,978	(7,570)	41,010	63,418	15,380	(44,596)	129,989	(659)	100,114	163,532	458,661	622,193	946	(2,773)	7,843	6,016
Fidelity VIP High Income (GrandMaster flex3)	566,022	(37,965)	858,886	1,386,943	7,700	(2,368,400)	261,090	(652)	(2,100,262)	(713,319)	14,459,952	13,746,633	421	(135,223)	(300)	(135,102)
Fidelity VIP High Income (IQ3)	78,637	19,978	66,703	165,318	—	(88,432)	236,505	(503)	147,570	312,888	1,474,251	1,787,139	—	(4,948)	12,061	7,113
Fidelity VIP High Income (Pinnacle)	292,182	(24,700)	404,302	671,784	—	(915,693)	(42,630)	(178)	(958,501)	(286,717)	6,954,430	6,667,713	—	(58,801)	(12,211)	(71,012)
Fidelity VIP High Income (Pinnacle IV)	38,797	1,541	60,303	100,641	435	(192,589)	49,170	(308)	(143,292)	(42,651)	929,498	886,847	25	(10,828)	2,319	(8,484)
Fidelity VIP High Income (Pinnacle II Reduced M&E)*	19,570	57	2,860	22,487	—	(6,637)	400,296	—	393,659	416,146	—	416,146	—	—	25,621	25,621
Fidelity VIP High Income (Pinnacle Plus)	2,682	4,379	2,471	9,532	—	(52,156)	(11,706)	(125)	(63,987)	(54,455)	123,678	69,223	—	(3,309)	(800)	(4,109)
Fidelity VIP High Income (Pinnacle V)	38,062	6,310	47,402	91,774	106,089	(14,972)	41,719	(633)	132,203	223,977	693,996	917,973	8,727	(1,254)	3,251	10,724
Fidelity VIP II Index 500 (Pinnacle) (Restated)	3,364	42,065	21,549	66,978	3,974	(102,861)	55,758	(186)	(43,315)	23,663	563,261	586,924	405	(11,061)	5,022	(5,634)
Fidelity VIP II Index 500 (Pinnacle IV) (Restated)	6,488	(3,601)	230,431	233,318	68,077	(223,788)	(231,600)	(623)	(387,934)	(154,616)	1,851,451	1,696,835	7,410	(24,075)	(25,459)	(42,124)
Fidelity VIP II Index 500 (Pinnacle V) (Restated)	11,722	122,371	62,951	197,044	753,509	(283,188)	(13,418)	(6,059)	450,844	647,888	1,311,927	1,959,815	82,103	(31,894)	(1,420)	48,789
Fidelity VIP Index 500 (AdvantEdge) (Restated)	2,504	32,658	99,082	134,244	38,391	(15,778)	(97,253)	(8,354)	(82,994)	51,250	1,013,503	1,064,753	3,787	(2,330)	(9,685)	(8,228)
Fidelity VIP Index 500 (AnnuiChoice II) (Restated)	7,317	32,320	68,069	107,706	169,214	(49,928)	88,459	(2,513)	205,232	312,938	631,731	944,669	18,010	(5,492)	9,802	22,320
Fidelity VIP Index 500 (AnnuiChoice) (Restated)	10,151	(27,591)	137,807	120,367	—	(119,541)	209,521	(1,828)	88,152	208,519	860,188	1,068,707	—	(11,742)	19,231	7,489
Fidelity VIP Index 500 (Grandmaster flex3) (Restated)	5,658	21,978	(4,622)	23,014	4,640	(93,333)	326,484	(477)	237,314	260,328	191,264	451,592	477	(10,325)	33,843	23,995
Fidelity VIP Index 500 (Grandmaster) (Restated)	3,765	2,990	57,089	63,844	—	(4,570)	57,806	(170)	53,066	116,910	455,029	571,939	—	(497)	5,864	5,367
Fidelity VIP Index 500 (IQ Advisor Standard) (Restated)	1,928	16,999	1,354	20,281	—	(14,959)	(1,135)	—	(16,094)	4,187	148,865	153,052	—	(1,477)	(278)	(1,755)
Fidelity VIP Index 500 (IQ3) (Restated)	3,195	204,103	(64,681)	142,617	1,682	(171,444)	31,089	(1,807)	(140,480)	2,137	1,125,784	1,127,921	151	(15,230)	1,768	(13,311)
Fidelity VIP Index 500 (Pinnacle Plus) (Restated)	421	17,855	14,163	32,439	19	(46,400)	24,934	(312)	(21,759)	10,680	238,898	249,578	1	(3,424)	1,878	(1,545)
Fidelity VIP Investment Grade Bond (AdvantEdge) (Restated)	8,053	44,160	4,768	56,981	50,863	(30,425)	21,020	(10,180)	31,278	88,259	1,409,282	1,497,541	4,120	(3,293)	1,823	2,650
Fidelity VIP Investment Grade Bond (AnnuiChoice II) (Restated)	16,356	56,795	(8,962)	64,189	353,769	(133,416)	64,026	(7,491)	276,888	341,077	1,249,421	1,590,498	27,221	(10,741)	4,944	21,424
Fidelity VIP Investment Grade Bond (AnnuiChoice) (Restated)	25,063	92,011	(9,055)	108,019	1,500	(323,731)	(29,585)	(4,655)	(356,471)	(248,452)	2,530,762	2,282,310	91	(19,561)	(1,741)	(21,211)
Fidelity VIP Investment Grade Bond (GrandMaster flex3) (Restated)	3,934	37,772	(14,935)	26,771	30	(110,439)	119,344	(1,043)	7,892	34,663	647,944	682,607	2	(8,308)	8,967	661
Fidelity VIP Investment Grade Bond (GrandMaster) (Restated)	11,613	79,059	(15,884)	74,788	11,490	(97,904)	(6,424)	(355)	(93,193)	(18,405)	1,713,970	1,695,565	908	(9,550)	1,640	(7,002)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard) (Restated)	4,016	8,869	1,582	14,467	—	(11,268)	(29,746)	—	(41,014)	(26,547)	294,686	268,139	—	(781)	(2,041)	(2,822)
Fidelity VIP Investment Grade Bond (IQ3) (Restated)	18,980	73,251	(28,905)	63,326	4,581	(271,774)	592,746	(1,726)	323,827	387,153	1,670,060	2,057,213	293	(17,489)	37,237	20,041
Fidelity VIP Investment Grade Bond (Pinnacle) (Restated)	13,551	68,689	1,283	83,523	18,370	(233,853)	3,501	(440)	(212,422)	(128,899)	2,061,256	1,932,357	1,343	(17,103)	260	(15,500)
Fidelity VIP Investment Grade Bond (Pinnacle IV) (Restated)	4,542	57,689	(6,789)	55,442	7,601	(300,389)	(119,387)	(546)	(412,721)	(357,279)	1,494,377	1,137,098	563	(22,129)	(8,851)	(30,417)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)* (Restated)	130	267	25	422	—	(800)	11,861	(9)	11,052	11,474	—	11,474	—	—	826	826
Fidelity VIP Investment Grade Bond (Pinnacle Plus) (Restated)	672	29,170	(8,425)	21,417	3,078	(105,083)	3,518	(1,093)	(99,580)	(78,163)	557,780	479,617	246	(8,066)	400	(7,420)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle V) (Restated)	$36,650	$118,877	$(14,209)	$141,318	$1,389,234	$(171,465)	$78,912	$(24,366)	$1,272,315	$1,413,633	$3,135,377	$4,549,010	110,523	(15,618)	6,336	101,241
Fidelity VIP Mid Cap (AdvantEdge) (Restated)	(3,338)	28,212	1,361	26,235	35,000	(7,958)	27,932	(1,488)	53,486	79,721	208,510	288,231	3,244	(884)	2,466	4,826
Fidelity VIP Mid Cap (AnnuiChoice II) (Restated)	(5,470)	85,016	6,672	86,218	29,304	(29,844)	17,596	(1,594)	15,462	101,680	648,956	750,636	2,430	(2,665)	1,494	1,259
Fidelity VIP Mid Cap (AnnuiChoice) (Restated)	(10,312)	345,477	(140,202)	194,963	27,367	(375,695)	(221,827)	(2,226)	(572,381)	(377,418)	1,634,600	1,257,182	1,178	(16,370)	(9,641)	(24,833)
Fidelity VIP Mid Cap (GrandMaster flex3) (Restated)	(6,524)	148,130	(68,860)	72,746	20	(133,185)	(96,638)	(830)	(230,633)	(157,887)	661,008	503,121	1	(6,582)	(4,880)	(11,461)
Fidelity VIP Mid Cap (Grandmaster) (Restated)	(4,110)	56,504	(6,850)	45,544	3,895	(15,183)	(73,461)	(135)	(84,884)	(39,340)	386,921	347,581	223	(941)	(4,097)	(4,815)
Fidelity VIP Mid Cap (IQ Advisor Enhanced) (Restated)	(35)	726	388	1,079	—	—	—	—	—	1,079	7,912	8,991	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard) (Restated)	(630)	9,856	4,158	13,384	—	(6,462)	(148,230)	—	(154,692)	(141,308)	179,602	38,294	—	(337)	(8,025)	(8,362)
Fidelity VIP Mid Cap (IQ Annuity) (Restated)	(24,360)	339,032	(81,420)	233,252	8,496	(208,248)	(1,015,266)	(3,151)	(1,218,169)	(984,917)	2,402,199	1,417,282	379	(9,442)	(46,574)	(55,637)
Fidelity VIP Mid Cap (Pinnacle) (Restated)	(7,127)	140,862	(44,639)	89,096	5,623	(83,844)	(82,642)	(446)	(161,309)	(72,213)	746,412	674,199	530	(8,167)	(7,926)	(15,563)
Fidelity VIP Mid Cap (Pinnacle IV) (Restated)	(40,807)	559,238	(57,575)	460,856	7,384	(737,755)	(19,837)	(2,384)	(752,592)	(291,736)	3,822,702	3,530,966	330	(33,583)	(995)	(34,248)
Fidelity VIP Mid Cap (Pinnacle Plus) (Restated)	(7,748)	81,499	(3,543)	70,208	3,525	(98,042)	(14,607)	(1,114)	(110,238)	(40,030)	595,262	555,232	161	(4,622)	(742)	(5,203)
Fidelity VIP Mid Cap (Pinnacle V) (Restated)	(16,755)	225,350	(35,143)	173,452	44,497	(276,352)	(287,373)	(5,422)	(524,650)	(351,198)	1,604,278	1,253,080	4,278	(27,227)	(29,176)	(52,125)
Fidelity VIP Overseas (AdvantEdge) (Restated)	722	11,997	76,643	89,362	5,887	(9,609)	92	(4,422)	(8,052)	81,310	469,864	551,174	854	(1,898)	379	(665)
Fidelity VIP Overseas (AnnuiChoice II) (Restated)	2,300	5,635	52,639	60,574	64,184	(7,282)	(4,163)	(518)	52,221	112,795	294,350	407,145	7,358	(902)	(445)	6,011
Fidelity VIP Overseas (AnnuiChoice) (Restated)	2,431	23,119	47,897	73,447	11,332	(37,367)	(57,269)	(780)	(84,084)	(10,637)	409,094	398,457	1,049	(3,621)	(5,123)	(7,695)
Fidelity VIP Overseas (GrandMaster flex3) (Restated)	194	7,618	21,704	29,516	200	(24,918)	5,394	(297)	(19,621)	9,895	172,680	182,575	17	(2,202)	446	(1,739)
Fidelity VIP Overseas (GrandMaster) (Restated)	1,152	(25,944)	113,514	88,722	3,509	(23,986)	(57,289)	(135)	(77,901)	10,821	488,470	499,291	481	(3,376)	(7,399)	(10,294)
Fidelity VIP Overseas (IQ Advisor Enhanced) (Restated)	91	28	1,537	1,656	—	—	—	—	—	1,656	8,535	10,191	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard) (Restated)	1,485	(6,744)	29,296	24,037	—	(10,449)	—	—	(10,449)	13,588	125,244	138,832	—	(813)	—	(813)
Fidelity VIP Overseas (IQ3) (Restated)	3,378	4,051	81,297	88,726	1,878	(38,703)	(20,457)	(396)	(57,678)	31,048	506,091	537,139	177	(3,790)	(1,895)	(5,508)
Fidelity VIP Overseas (Pinnacle) (Restated)	876	(68,318)	155,300	87,858	20	(27,599)	(126,487)	(195)	(154,261)	(66,403)	556,254	489,851	2	(2,420)	(10,804)	(13,222)
Fidelity VIP Overseas (Pinnacle IV) (Restated)	1,388	49,930	50,596	101,914	1,648	(96,717)	(36,545)	(446)	(132,060)	(30,146)	610,188	580,042	139	(8,121)	(3,255)	(11,237)
Fidelity VIP Overseas (Pinnacle Plus) (Restated)	(23)	(1,684)	27,608	25,901	16	(14,978)	16,980	(314)	1,704	27,605	142,854	170,459	1	(1,064)	1,152	89
Fidelity VIP Overseas (Pinnacle V) (Restated)	1,578	22,859	103,775	128,212	125,138	(66,334)	(32,863)	(2,467)	23,474	151,686	681,475	833,161	17,545	(9,941)	(4,250)	3,354
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	54,348	(162,239)	428,454	320,563	—	(327,901)	(308,092)	(2,523)	(638,516)	(317,953)	3,081,766	2,763,813	—	(22,712)	(20,855)	(43,567)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)*	110	(1)	104	213	—	—	5,117	(24)	5,093	5,306	—	5,306	—	—	351	351
Franklin Income Securities (Pinnacle)	418,132	(92,489)	554,390	880,033	6,608	(1,288,886)	(504,987)	(3,062)	(1,790,327)	(910,294)	8,637,514	7,727,220	341	(67,731)	(26,839)	(94,229)
Franklin Income Securities (Pinnacle II Reduced M&E)*	19,894	(292)	6,145	25,747	—	(10,836)	349,990	(43)	339,111	364,858	—	364,858	—	—	18,119	18,119
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II)	97	(36)	827	888	—	(2,759)	—	(8)	(2,767)	(1,879)	8,122	6,243	—	(200)	—	(200)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice)	1,192	2,870	7,157	11,219	—	(17,372)	(2,000)	(110)	(19,482)	(8,263)	79,780	71,517	—	(733)	(86)	(819)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3)	405	4,425	978	5,808	—	(18,851)	—	(12)	(18,863)	(13,055)	50,012	36,957	—	(850)	—	(850)
Van Kampen UIF Emerging Markets Debt (IQ3)	1,718	(339)	19,635	21,014	—	(35,351)	—	(131)	(35,482)	(14,468)	147,378	132,910	—	(1,521)	—	(1,521)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV)	4,439	5,413	37,996	47,848	—	(48,148)	(9,629)	(153)	(57,930)	(10,082)	314,999	304,917	—	(1,801)	(373)	(2,174)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II)	(254)	(7,622)	18,731	10,855	—	(5,029)	—	(197)	(5,226)	5,629	79,245	84,874	—	(525)	—	(525)
Van Kampen UIF U.S. Real Estate (AnnuiChoice)	(580)	15,781	26,129	41,330	—	(85,068)	(7,015)	(731)	(92,814)	(51,484)	312,697	261,213	—	(3,419)	(266)	(3,685)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3)	(852)	5,509	11,398	16,055	—	(30,005)	—	(198)	(30,203)	(14,148)	121,976	107,828	—	(1,241)	—	(1,241)
Van Kampen UIF U.S. Real Estate (IQ3)	(2,755)	(17,819)	80,336	59,762	—	(44,952)	—	(351)	(45,303)	14,459	434,227	448,686	—	(1,896)	—	(1,896)
Van Kampen UIF U.S. Real Estate (Pinnacle IV)	(6,026)	43,502	105,850	143,326	—	(199,421)	(25,720)	(605)	(225,746)	(82,420)	1,049,630	967,210	—	(7,400)	(973)	(8,373)
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity)	6,963	(35,222)	96,000	67,741	2,639	(72,810)	(29,004)	(544)	(99,719)	(31,978)	468,858	436,880	150	(4,416)	(1,534)	(5,800)
Franklin Growth and Income Securities (AdvantEdge)	313	9,229	(5,134)	4,408	—	(894)	(63,053)	(183)	(64,130)	(59,722)	83,358	23,636	—	(108)	(6,314)	(6,422)
Franklin Growth and Income Securities (AnnuiChoice II)	3,523	8,513	8,067	20,103	4,696	(823)	(19,483)	(374)	(15,984)	4,119	186,233	190,352	454	(113)	(1,855)	(1,514)
Franklin Growth and Income Securities (AnnuiChoice)	25,351	(125,069)	239,359	139,641	100	(196,545)	(70,914)	(1,792)	(269,151)	(129,510)	1,398,533	1,269,023	7	(13,734)	(4,946)	(18,673)
Franklin Growth and Income Securities (GrandMaster flex3)	6,110	(51,290)	97,284	52,104	48,334	(188,267)	(37,514)	(561)	(178,008)	(125,904)	579,702	453,798	3,455	(13,759)	(2,637)	(12,941)
Franklin Growth and Income Securities (Grandmaster)	6,995	(43,290)	89,446	53,151	—	(74,293)	21,531	(268)	(53,030)	121	544,351	544,472	—	(5,798)	1,846	(3,952)
Franklin Growth and Income Securities (IQ Annuity)	25,050	(160,163)	301,114	166,001	48,042	(187,121)	(254,868)	(1,330)	(395,277)	(229,276)	1,750,291	1,521,015	3,372	(13,369)	(18,462)	(28,459)
Franklin Growth and Income Securities (Pinnacle)	11,007	(97,168)	174,874	88,713	510	(229,328)	14,670	(490)	(214,638)	(125,925)	895,324	769,399	57	(25,667)	1,599	(24,011)
Franklin Growth and Income Securities (Pinnacle IV)	26,128	(230,667)	386,361	181,822	86,888	(685,118)	(12,898)	(1,307)	(612,435)	(430,613)	1,903,806	1,473,193	5,965	(48,492)	(862)	(43,389)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)*	612	(2)	678	1,288	—	—	31,568	—	31,568	32,856	—	32,856	—	—	3,549	3,549
Franklin Growth and Income Securities (Pinnacle Plus)	10,772	(18,987)	104,144	95,929	—	(175,079)	87,185	(1,368)	(89,262)	6,667	904,520	911,187	—	(12,915)	6,623	(6,292)
Franklin Growth and Income Securities (Pinnacle V)	12,108	59,664	(1,348)	70,424	148,140	(93,521)	(88,426)	(3,745)	(37,552)	32,872	638,929	671,801	17,199	(11,218)	(9,802)	(3,821)
Franklin Income Securities (AdvantEdge)	14,769	13,800	13,066	41,635	87,114	(13,353)	(54,722)	(618)	18,421	60,056	439,809	499,865	7,802	(1,229)	(5,534)	1,039
Franklin Income Securities (AnnuiChoice II)	53,882	(22,692)	81,026	112,216	55,794	(98,561)	45,411	(1,810)	834	113,050	1,005,068	1,118,118	4,647	(8,412)	3,683	(82)
Franklin Income Securities (AnnuiChoice)	136,585	(15,393)	153,503	274,695	1,255	(322,436)	(123,155)	(4,437)	(448,773)	(174,078)	2,606,457	2,432,379	65	(17,069)	(6,364)	(23,368)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income Securities (GrandMaster flex3)	$144,222	$(80,324)	$232,067	$295,965	$62,674	$(239,181)	$(86,694)	$(1,747)	$(264,948)	$31,017	$2,867,182	$2,898,199	3,379	(13,093)	(4,946)	(14,660)
Franklin Income Securities (Grandmaster)	147,631	33,202	122,490	303,323	10,571	(309,919)	21,927	(1,157)	(278,578)	24,745	2,746,902	2,771,647	557	(17,117)	2,227	(14,333)
Franklin Income Securities (IQ Advisor Enhanced)	417	—	404	821	—	—	—	—	—	821	6,975	7,796	—	—	—	—
Franklin Income Securities (IQ Advisor Standard)	(116)	6,558	(1,771)	4,671	—	—	(102,930)	—	(102,930)	(98,259)	99,844	1,585	—	—	(6,710)	(6,710)
Franklin Income Securities (IQ Annuity)	132,108	(94,982)	240,305	277,431	15,165	(457,296)	51,071	(2,301)	(393,361)	(115,930)	2,737,841	2,621,911	829	(26,025)	3,675	(21,521)
Franklin Income Securities (Pinnacle IV)	392,103	157,650	264,770	814,523	38,150	(1,426,852)	223,118	(2,121)	(1,167,705)	(353,182)	7,664,070	7,310,888	2,079	(76,660)	12,862	(61,719)
Franklin Income Securities (Pinnacle Plus Reduced M&E)	1,874	—	774	2,648	—	—	43,599	—	43,599	46,247	1	46,248	—	—	3,992	3,992
Franklin Income Securities (Pinnacle Plus)	71,049	70,539	25,239	166,827	512	(154,418)	(28,465)	(2,645)	(185,016)	(18,189)	1,728,390	1,710,201	31	(9,685)	(2,420)	(12,074)
Franklin Income Securities (Pinnacle V)	217,929	31,305	214,573	463,807	880,389	(516,673)	258,321	(3,318)	618,719	1,082,526	3,995,513	5,078,039	84,155	(50,443)	25,454	59,166
Franklin Large Cap Growth Securities (AdvantEdge)	(8,002)	11,637	93,521	97,156	79,833	(13,800)	(3,558)	(7,528)	54,947	152,103	894,069	1,046,172	7,811	(2,079)	(213)	5,519
Franklin Large Cap Growth Securities (AnnuiChoice II)	(1,491)	6,880	39,002	44,391	11,055	(16,116)	(17,156)	(3,008)	(25,225)	19,166	403,237	422,403	1,015	(1,817)	(1,465)	(2,267)
Franklin Large Cap Growth Securities (AnnuiChoice)	(369)	21,974	(8,869)	12,736	988	(74,241)	(7,421)	(195)	(80,869)	(68,133)	160,921	92,788	68	(5,406)	(526)	(5,864)
Franklin Large Cap Growth Securities (GrandMaster flex3)	(744)	(875)	11,433	9,814	—	(6,235)	—	(182)	(6,417)	3,397	93,950	97,347	—	(473)	—	(473)
Franklin Large Cap Growth Securities (Grandmaster)	(181)	615	2,885	3,319	—	(8,188)	5,799	(9)	(2,398)	921	30,724	31,645	—	(599)	429	(170)
Franklin Large Cap Growth Securities (IQ Advisor Standard)	26	28	1,308	1,362	—	—	—	—	—	1,362	11,662	13,024	—	—	—	—
Franklin Large Cap Growth Securities (IQ Annuity)	(711)	17,056	(2,835)	13,510	—	(35,164)	(10,416)	(189)	(45,769)	(32,259)	123,818	91,559	—	(2,494)	(748)	(3,242)
Franklin Large Cap Growth Securities (Pinnacle)	(308)	6,684	1,402	7,778	—	(25,842)	8,481	(48)	(17,409)	(9,631)	66,396	56,765	—	(1,841)	655	(1,186)
Franklin Large Cap Growth Securities (Pinnacle IV)	(2,736)	14,421	33,444	45,129	1,477	(49,160)	(15,505)	(205)	(63,393)	(18,264)	427,117	408,853	108	(3,582)	(1,090)	(4,564)
Franklin Large Cap Growth Securities (Pinnacle Plus)	(2,371)	9,231	17,914	24,774	26	(19,912)	12,053	(778)	(8,611)	16,163	249,298	265,461	2	(1,709)	916	(791)
Franklin Large Cap Growth Securities (Pinnacle V)	(6,179)	26,725	66,903	87,449	90,256	(11,754)	(78,510)	(5,159)	(5,167)	82,282	832,754	915,036	9,805	(1,845)	(8,623)	(663)
Franklin Mutual Shares Securities (AdvantEdge)	8,879	19,796	207,207	235,882	60,433	(51,242)	202,056	(14,352)	196,895	432,777	1,696,786	2,129,563	6,359	(6,919)	23,065	22,505
Franklin Mutual Shares Securities (AnnuiChoice II)	11,645	20,708	122,540	154,893	246,206	(33,166)	(86,178)	(3,587)	123,275	278,168	1,101,494	1,379,662	25,291	(3,705)	(8,515)	13,071
Franklin Mutual Shares Securities (AnnuiChoice)	10,295	(19,145)	134,831	125,981	5,807	(196,654)	(52,107)	(2,103)	(245,057)	(119,076)	1,059,584	940,508	365	(12,591)	(3,045)	(15,271)
Franklin Mutual Shares Securities (GrandMaster flex3)	4,342	(23,347)	163,880	144,875	58,171	(267,074)	(256,017)	(787)	(465,707)	(320,832)	1,322,316	1,001,484	3,796	(17,254)	(16,951)	(30,409)
Franklin Mutual Shares Securities (IQ Advisor Standard)	4,279	(748)	33,249	36,780	—	(4,431)	—	—	(4,431)	32,349	272,948	305,297	—	(326)	—	(326)
Franklin Mutual Shares Securities (IQ Annuity)	3,200	(52,936)	126,228	76,492	17,523	(153,386)	(22,014)	(977)	(158,854)	(82,362)	712,648	630,286	1,178	(11,308)	(532)	(10,662)
Franklin Mutual Shares Securities (Pinnacle)	6,742	(117,992)	243,865	132,615	400	(225,124)	(53,254)	(407)	(278,385)	(145,770)	1,223,234	1,077,464	26	(14,809)	(3,690)	(18,473)
Franklin Mutual Shares Securities (Pinnacle IV)	24,379	(971)	472,845	496,253	15,079	(564,279)	256,123	(1,098)	(294,175)	202,078	4,029,622	4,231,700	976	(36,748)	16,876	(18,896)
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)*	93	5	380	478	—	(634)	8,668	(19)	8,015	8,493	—	8,493	—	—	520	520
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	1,276	—	158	1,434	—	—	17,198	—	17,198	18,632	—	18,632	—	—	1,629	1,629
Franklin Mutual Shares Securities (Pinnacle Plus)	2,442	(29,292)	140,891	114,041	32	(75,732)	8,853	(2,388)	(69,235)	44,806	942,961	987,767	2	(5,655)	748	(4,905)
Franklin Mutual Shares Securities (Pinnacle V)	24,227	37,046	381,592	442,865	1,124,847	(273,149)	(24,554)	(13,604)	813,540	1,256,405	3,235,525	4,491,930	136,266	(35,476)	(2,189)	98,601
Franklin Mutual Shares Securities(Grandmaster)	10,312	121,831	55,235	187,378	664	(273,802)	39,898	(639)	(233,879)	(46,501)	1,517,689	1,471,188	43	(17,985)	3,267	(14,675)
Franklin Small Cap Value Securities (AdvantEdge)	(828)	(3,004)	14,884	11,052	—	(1,619)	797	(159)	(981)	10,071	73,469	83,540	—	(154)	(13)	(167)
Franklin Small Cap Value Securities (Annuichoice II)	(533)	2,084	22,224	23,775	10,244	(7,129)	(1,920)	(660)	535	24,310	136,687	160,997	1,095	(821)	(177)	97
Franklin Small Cap Value Securities (Annuichoice)	(125)	10,224	122	10,221	250	(3,601)	(51,278)	(159)	(54,788)	(44,567)	108,448	63,881	24	(397)	(5,534)	(5,907)
Franklin Small Cap Value Securities (Grandmaster)	(353)	4,525	6,430	10,602	—	(1,319)	(38,011)	(13)	(39,343)	(28,741)	125,684	96,943	—	(140)	(4,611)	(4,751)
Franklin Small Cap Value Securities (Grandmaster flex3)	(405)	304	10,480	10,379	—	(1,267)	(47,309)	(8)	(48,584)	(38,205)	92,570	54,365	—	(132)	(5,030)	(5,162)
Franklin Small Cap Value Securities (IQ Annuuity)	(597)	910	12,305	12,618	120	(9,831)	(459)	(72)	(10,242)	2,376	83,120	85,496	13	(1,066)	(47)	(1,100)
Franklin Small Cap Value Securities (Pinnacle Plus)	(1,334)	13,927	764	13,357	—	(12,876)	(48,645)	(334)	(61,855)	(48,498)	153,749	105,251	—	(1,365)	(5,795)	(7,160)
Franklin Small Cap Value Securities Fund (Pinnacle)	(1,118)	14,031	8,531	21,444	—	(3,529)	22,082	(44)	18,509	39,953	133,994	173,947	—	(374)	2,039	1,665
Franklin Small Cap Value Securities Fund (Pinnacle IV)	(488)	1,654	11,730	12,896	—	(23,996)	(29,178)	(45)	(53,219)	(40,323)	97,107	56,784	—	(2,405)	(3,013)	(5,418)
Franklin Small Cap Value Securities Fund (Pinnacle V)	(2,806)	15,860	45,447	58,501	99,055	(15,386)	9,853	(736)	92,786	151,287	297,912	449,199	10,416	(1,679)	1,126	9,863
Invesco Van Kampen VI American Franchise (AdvantEdge)	(293)	333	1,922	1,962	—	(178)	(47)	(85)	(310)	1,652	16,885	18,537	—	(24)	(4)	(28)
Invesco Van Kampen VI American Franchise (AnnuiChoice II)	(703)	139	7,187	6,623	—	—	—	(73)	(73)	6,550	54,796	61,346	—	(6)	—	(6)
Invesco Van Kampen VI American Franchise (AnnuiChoice)	(226)	918	2,023	2,715	—	(303)	(3,550)	(74)	(3,927)	(1,212)	21,275	20,063	—	(24)	(213)	(237)
Invesco Van Kampen VI American Franchise (GrandMaster flex3)	(751)	300	5,561	5,110	1,480	—	—	(3)	1,477	6,587	43,868	50,455	97	—	1	98
Invesco Van Kampen VI American Franchise (Grandmaster)	(36)	—	323	287	—	—	—	(3)	(3)	284	2,432	2,716	—	—	—	—
Invesco Van Kampen VI American Franchise (IQ Annuity)	(3,693)	10,852	19,534	26,693	—	(7,255)	(19,585)	(281)	(27,121)	(428)	238,458	238,030	—	(506)	(1,343)	(1,849)
Invesco Van Kampen VI American Franchise (Pinnacle Plus)	(726)	4,178	1,354	4,806	400	(10,159)	301	(63)	(9,521)	(4,715)	42,936	38,221	30	(774)	23	(721)
Invesco Van Kampen VI Comstock (AdvantEdge)	(214)	8,304	80,340	88,430	127,919	(2,427)	32,126	(663)	156,955	245,385	456,817	702,202	12,414	(306)	3,451	15,559
Invesco Van Kampen VI Comstock (AnnuiChoice II)	1,686	27,608	33,134	62,428	145,184	(39,679)	(11,054)	(1,453)	92,998	155,426	301,716	457,142	14,340	(3,994)	(980)	9,366
Invesco Van Kampen VI Comstock (AnnuiChoice)	1,996	(5,705)	47,131	43,422	—	(91,874)	112,302	(582)	19,846	63,268	242,328	305,596	—	(5,989)	7,164	1,175
Invesco Van Kampen VI Comstock (GrandMaster flex3)	172	11,291	1,633	13,096	6,855	(26,974)	(612)	(82)	(20,813)	(7,717)	78,536	70,819	435	(1,704)	(24)	(1,293)
Invesco Van Kampen VI Comstock (Grandmaster)	271	(2,447)	31,951	29,775	—	(21,878)	(11,239)	(39)	(33,156)	(3,381)	186,699	183,318	—	(1,350)	(790)	(2,140)
Invesco Van Kampen VI Comstock (IQ Advisor Standard)	166	166	2,709	3,041	—	(798)	—	—	(798)	2,243	17,032	19,275	—	(60)	—	(60)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (IQ Annuity)	$(36)	$82	$57,402	$57,448	$2,736	$(44,390)	$(11,549)	$(167)	$(53,370)	$4,078	$355,701	$359,779	177	(2,866)	(767)	(3,456)
Invesco Van Kampen VI Comstock (Pinnacle Plus)	(464)	20,909	6,677	27,122	—	(9,322)	(125,609)	(302)	(135,233)	(108,111)	226,011	117,900	—	(697)	(9,113)	(9,810)
Invesco Van Kampen VI American Value (AdvantEdge)	(697)	(94)	10,294	9,503	10,000	(88)	(4,817)	(687)	4,408	13,911	63,489	77,400	891	(71)	(448)	372
Invesco Van Kampen VI American Value (AnnuiChoice II)	(698)	12,006	10,690	21,998	12,052	(5,005)	2,841	(701)	9,187	31,185	138,236	169,421	1,085	(528)	250	807
Invesco Van Kampen VI American Value (AnnuiChoice)	(132)	1,808	788	2,464	—	(20)	(14,680)	(3)	(14,703)	(12,239)	22,038	9,799	—	(2)	(1,334)	(1,336)
Invesco Van Kampen VI American Value (Grandmaster flex3)	(84)	144	972	1,032	2,220	(648)	11,647	(3)	13,216	14,248	1,830	16,078	197	(58)	1,077	1,216
Invesco Van Kampen VI American Value (Grandmaster)	(141)	11,648	(5,604)	5,903	—	(823)	11,391	(4)	10,564	16,467	39,085	55,552	—	(75)	973	898
Invesco Van Kampen VI American Value (IQ Annuity)	(412)	448	6,583	6,619	—	(352)	19,454	(9)	19,093	25,712	36,995	62,707	—	(33)	1,768	1,735
Invesco Van Kampen VI American Value (Pinnacle Plus)	(386)	407	3,032	3,053	—	(9,611)	37,915	(27)	28,277	31,330	9,781	41,111	—	(887)	3,501	2,614
Invesco Van Kampen VI American Franchise (Pinnacle)	(776)	1,142	5,858	6,224	—	(2,119)	—	(12)	(2,131)	4,093	52,652	56,745	—	(138)	—	(138)
Invesco Van Kampen VI American Franchise (Pinnacle IV)	(3,124)	20,539	7,761	25,176	—	(30,316)	(50,170)	(86)	(80,572)	(55,396)	231,775	176,379	—	(2,005)	(3,368)	(5,373)
Invesco Van Kampen VI American Franchise (Pinnacle V)	(3,198)	18,909	14,705	30,416	157,269	(60,975)	(1,913)	(1,182)	93,199	123,615	221,858	345,473	15,195	(5,899)	(81)	9,215
Invesco Van Kampen VI Comstock (Pinnacle)	178	(18,540)	45,687	27,325	240	(48,572)	5,158	(129)	(43,303)	(15,978)	184,489	168,511	15	(3,188)	301	(2,872)
Invesco Van Kampen VI Comstock (Pinnacle IV)	(52)	8,933	53,424	62,305	138	(62,647)	(47,974)	(297)	(110,780)	(48,475)	387,642	339,167	9	(3,875)	(3,104)	(6,970)
Invesco Van Kampen VI Comstock (Pinnacle V)	1,633	33,069	85,389	120,091	619,790	(64,483)	(42,484)	(5,333)	507,490	627,581	491,845	1,119,426	71,636	(7,901)	(4,476)	59,259
Invesco Van Kampen VI International Growth Class II (IQ Advisor Enhanced)	77	12	1,209	1,298	24,903	(66)	—	(26)	24,811	26,109	—	26,109	2,726	(10)	2	2,718
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus)	213	23	3,973	4,209	—	—	34,364	—	34,364	38,573	—	38,573	—	—	4,029	4,029
Invesco Van Kampen VI International Growth Class II (Pinnacle)	90	(111)	2,227	2,206	—	(3,395)	22,296	(7)	18,894	21,100	3,077	24,177	—	(366)	2,530	2,164
Invesco Van Kampen VI International Growth Class II (Pinnacle V)	301	699	8,041	9,041	137,320	(3,206)	(19,798)	(363)	113,953	122,994	21,211	144,205	15,320	(394)	(2,334)	12,592
Invesco Van Kampen VI International Growth II (Annuichoice)	12	(60)	1,700	1,652	—	—	(987)	—	(987)	665	9,110	9,775	—	—	(64)	(64)
Invesco Van Kampen VI International Growth II (Grandmaster flex3)	(15)	(69)	1,039	955	—	(978)	3,708	—	2,730	3,685	5,772	9,457	—	(109)	414	305
Invesco Van Kampen VI International Growth II (Grandmaster)	(8)	—	68	60	—	—	2,899	—	2,899	2,959	—	2,959	—	—	309	309
Invesco Van Kampen VI American Value (Pinnacle V)	(6,292)	105,533	(8,887)	90,354	101,082	(78,057)	(477,117)	(5,953)	(460,045)	(369,691)	826,192	456,501	9,422	(7,821)	(44,763)	(43,162)
Invesco Van Kampen VI American Value (Pinnacle)	(11)	3	164	156	—	—	1,179	(3)	1,176	1,332	565	1,897	—	—	107	107
Invesco Van Kampen VI American Value (Pinnacle IV)	(683)	68,865	3,389	71,571	1,650	(13,953)	141,691	(166)	129,222	200,793	236,451	437,244	149	(1,278)	15,380	14,251
Templeton Foreign Securities (Pinnacle)	8,101	(93,130)	177,994	92,965	240	(204,517)	36,583	(392)	(168,086)	(75,121)	653,928	578,807	14	(12,039)	2,374	(9,651)
Templeton Foreign Securities (Pinnacle IV)	19,850	(74,784)	255,845	200,911	4,498	(220,319)	(21,330)	(606)	(237,757)	(36,846)	1,319,346	1,282,500	261	(12,690)	(1,075)	(13,504)
Templeton Foreign Securities (Pinnacle II Reduced M&E)*	275	(8)	560	827	—	—	14,036	(30)	14,006	14,833	—	14,833	—	—	777	777
Templeton Foreign Securities (Pinnacle V)	13,528	6,514	150,327	170,369	366,061	(63,632)	(79,156)	(4,661)	218,612	388,981	867,001	1,255,982	44,693	(8,492)	(9,006)	27,195
Templeton Foreign Securities Fund (AnnuiChoice II)	9,007	21,706	46,103	76,816	142,871	(45,756)	(25,148)	(1,089)	70,878	147,694	411,122	558,816	14,216	(4,683)	(2,445)	7,088
Templeton Foreign Securities Fund (AnnuiChoice)	9,550	45,620	18,848	74,018	103	(137,728)	(56,090)	(632)	(194,347)	(120,329)	573,419	453,090	6	(7,898)	(3,156)	(11,048)
Templeton Foriegn Securities Fund (AdvantEdge)	9,632	2,584	95,662	107,878	123,594	(8,458)	14,190	(5,969)	123,357	231,235	604,609	835,844	13,845	(1,632)	1,639	13,852
Templeton Foriegn Securities Fund (GrandMaster flex3)	3,996	28,640	14,115	46,751	200	(32,184)	(272)	(315)	(32,571)	14,180	304,942	319,122	14	(1,962)	30	(1,918)
Templeton Foriegn Securities Fund (Grandmaster)	4,886	9,472	35,130	49,488	110	(15,774)	8,947	(127)	(6,844)	42,644	297,188	339,832	7	(926)	563	(356)
Templeton Foriegn Securities Fund (IQ Advisor Standard)	692	(440)	4,511	4,763	—	(772)	—	—	(772)	3,991	27,676	31,667	—	(54)	—	(54)
Templeton Foriegn Securities Fund (Pinnacle Plus)	6,465	2,068	46,019	54,552	4,869	(64,389)	(75,353)	(876)	(135,749)	(81,197)	502,008	420,811	299	(4,259)	(5,442)	(9,402)
Templeton Growth Securities (AdvantEdge)	2,524	5,132	50,286	57,942	2,500	—	147,819	(742)	149,577	207,519	107,010	314,529	289	(86)	19,704	19,907
Templeton Growth Securities (AnnuiChoice II)	1,600	(3,013)	33,376	31,963	5,358	(592)	(5,496)	(709)	(1,439)	30,524	162,507	193,031	604	(141)	(612)	(149)
Templeton Growth Securities (AnnuiChoice)	3,190	20,587	28,834	52,611	3,487	(56,277)	(21,821)	(692)	(75,303)	(22,692)	275,912	253,220	238	(3,751)	(1,201)	(4,714)
Templeton Growth Securities (GrandMaster flex3)	2,052	(15,248)	99,968	86,772	27,512	(56,403)	(48,827)	(441)	(78,159)	8,613	495,638	504,251	1,990	(4,092)	(3,462)	(5,564)
Templeton Growth Securities (Grandmaster)	2,230	(15,137)	69,550	56,643	—	(14,097)	(14,612)	(136)	(28,845)	27,798	300,348	328,146	—	(1,016)	(910)	(1,926)
Templeton Growth Securities (IQ Annuity)	2,631	(28,995)	116,903	90,539	2,640	(112,831)	(21,980)	(516)	(132,687)	(42,148)	566,349	524,201	186	(9,312)	(523)	(9,649)
Templeton Growth Securities (Pinnacle)	5,896	(43,673)	188,198	150,421	190	(62,394)	(20,686)	(325)	(83,215)	67,206	821,664	888,870	13	(4,448)	(1,392)	(5,827)
Templeton Growth Securities (Pinnacle IV)	4,256	39,259	77,758	121,273	786	(130,336)	(6,662)	(350)	(136,562)	(15,289)	686,910	671,621	54	(9,161)	(313)	(9,420)
Templeton Growth Securities (Pinnacle Plus)	1,504	(26,592)	97,247	72,159	7	(50,104)	(907)	(930)	(51,934)	20,225	399,872	420,097	1	(3,961)	46	(3,914)
Templeton Growth Securities (Pinnacle V)	3,856	15,452	106,918	126,226	146,900	(198,053)	(42,775)	(1,220)	(95,148)	31,078	679,565	710,643	20,000	(26,938)	(5,376)	(12,314)
Van Kampen UIF Emerging Markets Debt (AdvantEdge)	4,080	4,088	43,702	51,870	7,849	(677)	(39,486)	(2,663)	(34,977)	16,893	350,255	367,148	615	(252)	(3,121)	(2,758)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II)	3,802	10,377	24,396	38,575	9,874	(42,095)	5,876	(557)	(26,902)	11,673	257,337	269,010	696	(3,197)	405	(2,096)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice)	3,680	8,227	16,508	28,415	1,200	(42,990)	55,175	(280)	13,105	41,520	158,274	199,794	89	(3,042)	3,970	1,017
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3)	3,248	7,308	33,046	43,602	400	(23,595)	19,844	(484)	(3,835)	39,767	266,424	306,191	32	(1,756)	1,517	(207)
Van Kampen UIF Emerging Markets Debt (Grandmaster)	2,179	3,660	20,619	26,458	—	(25,462)	61,525	(74)	35,989	62,447	166,164	228,611	—	(1,153)	2,597	1,444
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard)	251	13	1,527	1,791	—	—	—	—	—	1,791	10,430	12,221	—	—	—	—
Van Kampen UIF Emerging Markets Debt (IQ Annuity)	3,721	6,277	32,554	42,552	4,147	(30,802)	7,585	(290)	(19,360)	23,192	272,093	295,285	191	(1,472)	425	(856)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV)	7,161	46,518	31,346	85,025	1,013	(191,419)	(51,617)	(205)	(242,228)	(157,203)	627,331	470,128	77	(14,126)	(3,837)	(17,886)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus)	3,099	27,299	(269)	30,129	160	(52,828)	(89,784)	(484)	(142,936)	(112,807)	269,354	156,547	8	(2,769)	(4,676)	(7,437)
Van Kampen UIF Emerging Markets Debt (Pinnacle V)	4,962	16,413	58,792	80,167	38,811	(15,073)	210,071	(1,834)	231,975	312,142	432,909	745,051	2,833	(1,260)	15,406	16,979

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AdvantEdge)	$(5,857)	$3,867	$61,877	$59,887	$14,818	$(570)	$(17,197)	$(2,788)	$(5,737)	$54,150	$326,692	$380,842	1,899	(413)	(1,991)	(505)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II)	(4,121)	16,663	45,483	58,025	7,744	(21,178)	(27,646)	(802)	(41,882)	16,143	340,794	356,937	615	(1,754)	(2,332)	(3,471)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice)	(3,210)	22,635	32,468	51,893	250	(40,527)	(26,128)	(419)	(66,824)	(14,931)	321,707	306,776	7	(1,218)	(877)	(2,088)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3)	(5,721)	50,518	21,444	66,241	200	(104,844)	14,102	(510)	(91,052)	(24,811)	405,827	381,016	7	(3,368)	478	(2,883)
Van Kampen UIF Emerging Markets Equity (Grandmaster)	(3,681)	13,053	36,210	45,582	20	(6,772)	(27,336)	(97)	(34,185)	11,397	269,452	280,849	1	(215)	(875)	(1,089)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard)	(245)	5,110	3,366	8,231	—	(2,289)	(62,589)	—	(64,878)	(56,647)	61,021	4,374	—	(98)	(2,613)	(2,711)
Van Kampen UIF Emerging Markets Equity (IQ Annuity)	(6,695)	17,188	63,842	74,335	9,298	(32,911)	(21,851)	(637)	(46,101)	28,234	433,500	461,734	307	(1,069)	(703)	(1,465)
Van Kampen UIF Emerging Markets Equity (Pinnacle)	(8,522)	15,852	95,353	102,683	—	(35,500)	39,155	(369)	3,286	105,969	569,086	675,055	—	(1,174)	1,241	67
Van Kampen UIF Emerging Markets Equity (Pinnacle IV)	(20,565)	48,467	173,688	201,590	5,367	(221,423)	319,890	(1,115)	102,719	304,309	1,126,319	1,430,628	162	(6,972)	9,743	2,933
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus)	(5,154)	37,738	13,162	45,746	160	(50,705)	67,793	(807)	16,441	62,187	265,726	327,913	5	(1,939)	2,437	503
Van Kampen UIF Emerging Markets Equity (Pinnacle V)	(14,983)	121,858	43,818	150,693	167,452	(97,096)	(289,147)	(3,357)	(222,148)	(71,455)	951,387	879,932	18,056	(10,805)	(31,861)	(24,610)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus)	(4,014)	7,289	44,251	47,526	2,360	(31,386)	(26,770)	(579)	(56,375)	(8,849)	379,881	371,032	107	(1,441)	(1,364)	(2,698)
Van Kampen UIF U.S. Real Estate (AdvantEdge)	(2,947)	7,414	29,896	34,363	31,425	(1,853)	(15,666)	(2,043)	11,863	46,226	249,772	295,998	2,783	(345)	(1,429)	1,009
Van Kampen UIF U.S. Real Estate (AnnuiChoice II)	(1,724)	24,226	17,921	40,423	15,895	(27,159)	(9,282)	(629)	(21,175)	19,248	287,523	306,771	1,796	(3,139)	(1,038)	(2,381)
Van Kampen UIF U.S. Real Estate (AnnuiChoice)	(1,568)	102,459	(52,643)	48,248	744	(110,485)	(65,057)	(524)	(175,322)	(127,074)	386,658	259,584	84	(12,406)	(7,469)	(19,791)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3)	(2,274)	12,174	11,661	21,561	180	(8,832)	105,383	(150)	96,581	118,142	131,130	249,272	23	(1,037)	12,179	11,165
Van Kampen UIF U.S. Real Estate (Grandmaster)	(2,124)	5,655	30,912	34,443	—	(16,342)	73,367	(108)	56,917	91,360	228,211	319,571	—	(644)	2,869	2,225
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard)	(28)	(3,637)	41,155	37,490	—	(4,090)	—	—	(4,090)	33,400	252,080	285,480	—	(197)	—	(197)
Van Kampen UIF U.S. Real Estate (IQ Annuity)	(2,347)	32,017	5,471	35,141	1,661	(36,386)	(15,521)	(482)	(50,728)	(15,587)	269,009	253,422	66	(1,541)	(538)	(2,013)
Van Kampen UIF U.S. Real Estate (Pinnacle IV)	(8,852)	113,551	27,833	132,532	3,053	(168,003)	42,003	(562)	(123,509)	9,023	956,848	965,871	347	(19,328)	5,181	(13,800)
Van Kampen UIF U.S. Real Estate (Pinnacle V)	(9,907)	167,361	(23,083)	134,371	133,167	(162,354)	(113,080)	(3,856)	(146,123)	(11,752)	1,005,701	993,949	14,424	(17,997)	(12,169)	(15,742)
Non-Affiliated Class 3:	—	—
BlackRock Capital Appreciation VI (Advantedge) (Restated)	(695)	611	7,797	7,713	—	(2,711)	6,567	(461)	3,395	11,108	63,687	74,795	—	(345)	730	385
BlackRock Capital Appreciation VI (AnnuiChoice II) (Restated)	(544)	2,108	9,753	11,317	160,990	(9,781)	17,073	(304)	167,978	179,295	43,975	223,270	17,566	(1,112)	1,872	18,326
BlackRock Capital Appreciation VI (Annuichoice) (Restated)	(4)	18	15	29	—	—	1,422	(5)	1,417	1,446	—	1,446	—	(1)	153	152
BlackRock Capital Appreciation VI Class III (Grandmaster) (Restated)	40	156	(471)	(275)	—	—	13,119	—	13,119	12,844	—	12,844	—	—	1,358	1,358
BlackRock Capital Appreciation VI Class III (Pinnacle) (Restated)	(95)	(77)	2	(170)	—	(9,558)	28,705	—	19,147	18,977	3,295	22,272	—	(1,054)	3,019	1,965
BlackRock Capital Appreciation VI Class III (Pinnacle IV) (Restated)	(421)	707	5,058	5,344	—	(2,331)	(11,697)	(76)	(14,104)	(8,760)	48,984	40,224	—	(269)	(1,277)	(1,546)
BlackRock Capital Appreciation VI Class III (Pinnacle V) (Restated)	(1,988)	12,236	17,817	28,065	497,871	(11,979)	64,393	(2,444)	547,841	575,906	116,541	692,447	54,374	(1,562)	6,844	59,656
BlackRock Global Allocation VI (Advantedge) (Restated)	—	162	4,222	4,384	70,000	(505)	1,826	(544)	70,777	75,161	40,677	115,838	7,355	(112)	197	7,440
BlackRock Global Allocation VI (AnnuiChoice II) (Restated)	2,628	(1,780)	50,518	51,366	81,058	(24,805)	24,177	(739)	79,691	131,057	575,834	706,891	8,485	(2,695)	2,534	8,324
BlackRock Global Allocation VI (Annuichoice) (Restated)	1,720	689	10,662	13,071	—	(381)	175,161	(10)	174,770	187,841	(1)	187,840	—	(41)	19,301	19,260
BlackRock Global Allocation VI (Grandmaster flex3) (Restated)	(41)	(77)	4,481	4,363	—	(3,051)	3,708	(19)	638	5,001	52,940	57,941	—	(326)	392	66
BlackRock Global Allocation VI (Grandmaster) (Restated)	27	67	1,403	1,497	—	—	—	(3)	(3)	1,494	17,652	19,146	—	—	—	—
BlackRock Global Allocation VI Class III (Pinnacle) (Restated)	505	125	18,442	19,072	—	(1,115)	9,834	(4)	8,715	27,787	197,976	225,763	—	(119)	1,253	1,134
BlackRock Global Allocation VI Class III (Pinnacle IV) (Restated)	(174)	(4,488)	9,323	4,661	—	(52,825)	(18,980)	(40)	(71,845)	(67,184)	81,146	13,962	—	(5,658)	(1,985)	(7,643)
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)* (Restated)	112	63	(11)	164	—	—	20,040	—	20,040	20,204	—	20,204	—	—	2,079	2,079
BlackRock Global Allocation VI Class III (Pinnacle V) (Restated)	(303)	(1,878)	11,321	9,140	175,078	(13,545)	(23,586)	(52)	137,895	147,035	82,751	229,786	18,406	(1,428)	(2,468)	14,510
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle) (Restated)	(2,527)	9,855	72,371	79,699	650	(87,792)	(16,639)	(394)	(104,175)	(24,476)	593,136	568,660	40	(5,560)	(999)	(6,519)
DWS Small Cap Index VIP (Pinnacle IV) (Restated)	(249)	(11,239)	19,628	8,140	—	(43,531)	3,248	(23)	(40,306)	(32,166)	84,225	52,059	—	(2,894)	201	(2,693)
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)* (Restated)	(4)	—	153	149	—	—	5,373	(8)	5,365	5,514	—	5,514	—	—	322	322
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(1,217)	(4,560)	16,224	10,447	—	(1,472)	508	(58)	(1,022)	9,425	70,568	79,993	—	(164)	(81)	(245)
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(105)	(29)	1,618	1,484	1,121	(5,829)	235	(16)	(4,489)	(3,005)	7,806	4,801	122	(596)	27	(447)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(232)	(1,737)	5,314	3,345	—	(527)	(374)	(26)	(927)	2,418	22,391	24,809	—	(60)	(92)	(152)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(1,199)	4,418	7,749	10,968	100	(34,777)	(16,884)	(53)	(51,614)	(40,646)	61,133	20,487	11	(3,860)	(1,412)	(5,261)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(954)	(8,189)	18,722	9,579	—	(774)	(49,224)	(3)	(50,001)	(40,422)	92,516	52,094	—	(85)	(5,700)	(5,785)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(617)	(83)	7,593	6,893	—	(944)	12,212	(10)	11,258	18,151	38,697	56,848	—	(101)	1,292	1,191
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(415)	(1,344)	6,233	4,474	—	(12,481)	5,231	(99)	(7,349)	(2,875)	30,321	27,446	—	(1,382)	557	(825)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(967)	(10,063)	18,709	7,679	—	(5,403)	(15,724)	(72)	(21,199)	(13,520)	74,957	61,437	—	(594)	(2,096)	(2,690)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(559)	(93)	6,037	5,385	2,180	(556)	3,499	(125)	4,998	10,383	30,129	40,512	239	(75)	387	551
Columbia VIT Small Cap Value Class 2 (AdvantEdge) (Restated)	(3,273)	11,922	14,412	23,061	3,925	(3,581)	6,231	(2,293)	4,282	27,343	233,369	260,712	275	(388)	447	334
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II) (Restated)	(875)	7,264	3,859	10,248	45,165	(9,538)	(2,746)	(449)	32,432	42,680	78,267	120,947	2,996	(639)	(177)	2,180
Columbia VIT Small Cap Value Class 2 (AnnuiChoice) (Restated)	(832)	5,360	5,896	10,424	—	(5,799)	(20,694)	(50)	(26,543)	(16,119)	118,077	101,958	—	(377)	(1,370)	(1,747)
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3) (Restated)	(670)	868	5,419	5,617	100	(310)	(36,307)	(27)	(36,544)	(30,927)	69,952	39,025	6	(22)	(2,370)	(2,386)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster) (Restated)	$(223)	$976	$1,184	$1,937	$—	$—	$(14)	$(6)	$(20)	$1,917	$19,827	$21,744	—	—	(1)	(1)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus) (Restated)	(765)	(6,401)	16,033	8,867	13	(2,031)	(61,954)	(42)	(64,014)	(55,147)	110,141	54,994	1	(143)	(4,033)	(4,175)
Columbia VIT Small Cap Value Class 2 (Pinnacle) (Restated)	(224)	1,597	561	1,934	—	(3,194)	3,573	(27)	352	2,286	19,374	21,660	—	(217)	242	25
Columbia VIT Small Cap Value Class 2 (Pinnacle IV) (Restated)	(1,040)	(1,942)	12,797	9,815	—	(8,224)	(12,220)	(104)	(20,548)	(10,733)	98,534	87,801	—	(551)	(728)	(1,279)
Columbia VIT Small Cap Value Class 2 (Pinnacle V) (Restated)	(3,479)	15,127	15,570	27,218	148,786	(5,549)	(26,272)	(1,698)	115,267	142,485	217,252	359,737	10,020	(486)	(1,802)	7,732
DWS Small Cap Index (AdvantEdge) (Restated)	(338)	893	1,626	2,181	—	(910)	3,226	—	2,316	4,497	46,776	51,273	—	(84)	(90)	(174)
DWS Small Cap Index (AnnuiChoice II) (Restated)	(703)	2,518	16,281	18,096	—	(5,972)	(1,808)	(80)	(7,860)	10,236	126,767	137,003	—	(555)	(157)	(712)
DWS Small Cap Index (AnnuiChoice) (Restated)	(840)	(6,565)	39,456	32,051	11,364	(30,952)	(7,252)	(284)	(27,124)	4,927	229,437	234,364	735	(2,015)	(471)	(1,751)
DWS Small Cap Index (GrandMaster flex3) (Restated)	(624)	13,173	(2,492)	10,057	10	(32,251)	160	(160)	(32,241)	(22,184)	85,996	63,812	1	(2,239)	12	(2,226)
DWS Small Cap Index (Grandmaster) (Restated)	(877)	(38)	15,274	14,359	—	(190)	8,018	(1)	7,827	22,186	98,828	121,014	—	(14)	576	562
DWS Small Cap Index (IQ Advisor Standard) (Restated)	6	11	2,485	2,502	—	(776)	—	—	(776)	1,726	16,802	18,528	—	(57)	1	(56)
DWS Small Cap Index (IQ3) (Restated)	(2,052)	30,312	7,981	36,241	69	(52,003)	(26,369)	(240)	(78,543)	(42,302)	270,810	228,508	5	(3,498)	(1,695)	(5,188)
DWS Small Cap Index (Pinnacle Plus) (Restated)	(683)	8,961	291	8,569	160	(14,894)	(288)	(92)	(15,114)	(6,545)	68,409	61,864	10	(978)	(31)	(999)
DWS Small Cap Index VIP (Pinnacle IV) (Restated)	(2,883)	73,724	(42,204)	28,637	300	(43,171)	13,618	(223)	(29,476)	(839)	308,942	308,103	20	(2,960)	68	(2,872)
DWS Small Cap Index VIP (Pinnacle V) (Restated)	(3,107)	101,108	(44,415)	53,586	10,953	(199,471)	15,264	(446)	(173,700)	(120,114)	407,829	287,715	1,204	(20,805)	1,664	(17,937)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	5,496	(3,082)	16,874	19,288	9,430	—	21,953	(150)	31,233	50,521	117,914	168,435	821	(13)	2,016	2,824
Pimco VIT All Asset (IQ Annuity)	10,070	104	22,464	32,638	19,506	(5,418)	88,930	(220)	102,798	135,436	192,236	327,672	1,707	(492)	7,630	8,845
Pimco VIT All Asset (Pinnacle)	15,525	8,703	26,214	50,442	—	(5,917)	148,275	(71)	142,287	192,729	298,324	491,053	—	(490)	12,729	12,239
Pimco VIT All Asset (Pinnacle II Reduced M&E)*	815	2	632	1,449	—	—	20,419	—	20,419	21,868	—	21,868	—	—	1,743	1,743
Pimco VIT All Asset (AnnuiChoice II)	9,717	2,556	20,745	33,018	10,037	(13,883)	14,765	(532)	10,387	43,405	236,531	279,936	845	(1,174)	1,233	904
Pimco VIT All Asset (AnnuiChoice)	11,036	(2,145)	32,631	41,522	—	(60,693)	624	(111)	(60,180)	(18,658)	295,643	276,985	—	(4,961)	322	(4,639)
Pimco VIT All Asset (GrandMaster flex3)	12,142	17,837	15,687	45,666	—	(21,355)	(38,416)	(104)	(59,875)	(14,209)	390,494	376,285	—	(2,078)	(3,169)	(5,247)
Pimco VIT All Asset (Grandmaster)	21,249	490	48,766	70,505	181,779	(189,410)	231,693	(21)	224,041	294,546	398,907	693,453	16,079	(16,727)	19,958	19,310
Pimco VIT All Asset (Pinnacle IV)	14,691	3,795	36,891	55,377	11,892	(118,582)	46,126	(75)	(60,639)	(5,262)	470,108	464,846	1,004	(10,210)	3,869	(5,337)
Pimco VIT All Asset (Pinnacle Plus)	697	(92)	2,134	2,739	—	(2,169)	—	(16)	(2,185)	554	22,404	22,958	—	(189)	—	(189)
Pimco VIT All Asset (Pinnacle V)	11,393	648	26,906	38,947	18,212	(5,806)	46,568	(255)	58,719	97,666	268,382	366,048	1,556	(519)	3,983	5,020
Pimco VIT Commodity Real Return (Pinnacle) (Restated)	457	(33,985)	39,957	6,429	9,160	(28,582)	(37,720)	(34)	(57,176)	(50,747)	159,525	108,778	1,139	(3,799)	(4,685)	(7,345)
Pimco VIT Commodity Real Return (Pinnacle IV) (Restated)	5,195	(25,525)	47,857	27,527	2,044	(126,231)	(184,868)	(193)	(309,248)	(281,721)	816,314	534,593	258	(16,576)	(23,903)	(40,221)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)* (Restated)	71	134	(400)	(195)	—	(366)	5,268	(11)	4,891	4,696	—	4,696	—	—	607	607
Pimco VIT Commodity Real Return (Pinnacle V) (Restated)	9,296	(60,046)	83,798	33,048	176,816	(89,392)	(441,889)	(3,651)	(358,116)	(325,068)	1,352,536	1,027,468	23,040	(12,018)	(59,395)	(48,373)
Pimco VIT Commodity Real Return Strategy (AdvantEdge) (Restated)	3,774	(2,244)	11,106	12,636	10,893	(1,460)	(64,595)	(3,443)	(58,605)	(45,969)	505,425	459,456	1,435	(635)	(9,041)	(8,241)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II) (Restated)	3,613	(3,828)	5,417	5,202	18,217	(12,436)	11,356	(571)	16,566	21,768	285,017	306,785	2,287	(1,658)	725	1,354
Pimco VIT Commodity Real Return Strategy (AnnuiChoice) (Restated)	2,053	(6,546)	13,602	9,109	700	(57,955)	(26,385)	(181)	(83,821)	(74,712)	177,939	103,227	89	(7,117)	(3,422)	(10,450)
Pimco VIT Commodity Real Return Strategy (Grandmaster) (Restated)	1,083	(2,762)	8,617	6,938	—	(2,080)	(46,657)	(10)	(48,747)	(41,809)	119,466	77,657	—	(270)	(5,723)	(5,993)
Pimco VIT Commodity Real Return Strategy (IQ Annuity) (Restated)	3,453	(107,669)	108,482	4,266	718	(29,727)	(512,508)	(690)	(542,207)	(537,941)	768,934	230,993	94	(3,954)	(69,804)	(73,664)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3) (Restated)	3,013	8,567	2,319	13,899	37,337	(48,276)	(86,432)	(41)	(97,412)	(83,513)	367,662	284,149	4,654	(6,072)	(11,188)	(12,606)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus) (Restated)	845	(2,282)	2,716	1,279	—	(16,248)	44,824	(88)	28,488	29,767	76,343	106,110	—	(2,131)	5,711	3,580
Pimco VIT Low Duration (AnnuiChoice II)	7,280	5,967	38,699	51,946	76,955	(67,127)	1,288,564	(1,422)	1,296,970	1,348,916	1,052,198	2,401,114	6,552	(5,957)	110,054	110,649
Pimco VIT Low Duration (AnnuiChoice)	3,549	4,055	12,619	20,223	—	(18,611)	247,449	(1,098)	227,740	247,963	328,337	576,300	—	(1,701)	21,282	19,581
Pimco VIT Low Duration (GrandMaster flex3)	(3,779)	78,099	4,736	79,056	29,597	(194,322)	61,685	(118)	(103,158)	(24,102)	297,140	273,038	2,559	(16,996)	11,303	(3,134)
Pimco VIT Low Duration (Grandmaster)	692	8,091	5,960	14,743	92,337	(109,526)	142,793	(99)	125,505	140,248	136,879	277,127	8,079	(10,065)	13,486	11,500
Pimco VIT Low Duration (IQ Annuity)	2,778	13,569	20,265	36,612	208	(91,145)	(416,388)	(1,209)	(508,534)	(471,922)	963,656	491,734	18	(8,091)	(35,997)	(44,070)
Pimco VIT Low Duration (Pinnacle)	3,555	34,832	7,369	45,756	20,975	(114,303)	101,020	(143)	7,549	53,305	260,932	314,237	1,847	(10,025)	11,777	3,599
Pimco VIT Low Duration (Pinnacle IV)	376	3,321	4,570	8,267	—	(26,124)	(23,563)	(151)	(49,838)	(41,571)	185,817	144,246	—	(2,291)	(1,969)	(4,260)
Pimco VIT Low Duration (Pinnacle II Reduced M&E)*	53	2,222	138	2,413	—	(6,656)	4,256	(13)	(2,413)	—	—	—	—	—	—	—
Pimco VIT Low Duration (AdvantEdge)	87	48	2,734	2,869	—	—	38,359	(98)	38,261	41,130	50,974	92,104	—	(9)	3,402	3,393
Pimco VIT Low Duration (Pinnacle Plus)	204	1,857	3,490	5,551	—	(26,208)	(48,746)	(180)	(75,134)	(69,583)	182,485	112,902	—	(2,327)	(4,351)	(6,678)
Pimco VIT Low Duration (Pinnacle V)	744	1,960	7,936	10,640	3,157	(85,685)	186,240	(174)	103,538	114,178	289,889	404,067	284	(7,599)	16,186	8,871
Pimco VIT Real Return (Pinnacle IV) (Restated)	(3,579)	66,693	(17,193)	45,921	14,028	(206,053)	11,221	(111)	(180,915)	(134,994)	721,708	586,714	1,137	(16,310)	870	(14,303)
Pimco VIT Real Return (AdvantEdge) (Restated)	(1,062)	16,564	(1,930)	13,572	50,363	(5,873)	(26,466)	(380)	17,644	31,216	170,335	201,551	4,042	(511)	(2,024)	1,507
Pimco VIT Real Return (AnnuiChoice II) (Restated)	(1,384)	50,176	(4,237)	44,555	214,227	(23,676)	(358)	(339)	189,854	234,409	468,900	703,309	17,173	(1,893)	(139)	15,141
Pimco VIT Real Return (AnnuiChoice) (Restated)	(351)	48,159	(2,775)	45,033	1,600	(47,634)	100,086	(1,237)	52,815	97,848	559,253	657,101	126	(3,783)	7,838	4,181
Pimco VIT Real Return (GrandMaster flex3) (Restated)	(1,879)	22,799	(171)	20,749	33,603	(37,387)	(26,883)	(56)	(30,723)	(9,974)	303,651	293,677	2,610	(2,987)	(2,022)	(2,399)
Pimco VIT Real Return (Grandmaster) (Restated)	(2,008)	44,517	(10,576)	31,933	63,486	(74,635)	282,337	(26)	271,162	303,095	265,264	568,359	4,977	(5,873)	22,616	21,720
Pimco VIT Real Return (IQ Annuity) (Restated)	(2,417)	42,841	(8,122)	32,302	1,625	(88,252)	35,417	(402)	(51,612)	(19,310)	491,973	472,663	129	(7,063)	2,782	(4,152)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle) (Restated)	$4,043	$18,172	$(2,036)	$20,179	$33,392	$(97,599)	$58,309	$(109)	$(6,007)	$14,172	$201,897	$216,069	2,675	(7,755)	5,056	(24)
Pimco VIT Real Return (Pinnacle Plus) (Restated)	(1,532)	15,348	(2,404)	11,412	—	(25,832)	31,664	(261)	5,571	16,983	147,336	164,319	15	(2,102)	2,625	538
Pimco VIT Real Return (Pinnacle V) (Restated)	(3,018)	40,192	(8,430)	28,744	47,561	(50,780)	177,244	(450)	173,575	202,319	347,280	549,599	3,796	(4,023)	14,001	13,774
Pimco VIT Total Return (Pinnacle V) (Restated)	105,413	319,184	417,025	841,622	4,628,227	(667,172)	1,223,720	(60,483)	5,124,292	5,965,914	9,025,277	14,991,191	356,811	(56,603)	96,314	396,522
Pimco VIT Total Return (AdvantEdge) (Restated)	58,397	151,055	284,684	494,136	282,391	(344,768)	496,503	(45,174)	388,952	883,088	6,244,535	7,127,623	22,238	(30,470)	38,421	30,189
Pimco VIT Total Return (AnnuiChoice II) (Restated)	33,007	60,776	99,453	193,236	583,206	(190,308)	172,614	(7,602)	557,910	751,146	2,010,253	2,761,399	45,103	(15,070)	13,227	43,260
Pimco VIT Total Return (AnnuiChoice) (Restated)	25,716	52,738	61,223	139,677	1,000	(246,431)	664,465	(2,521)	416,513	556,190	1,322,259	1,878,449	79	(19,135)	52,178	33,122
Pimco VIT Total Return (GrandMaster flex3) (Restated)	18,829	87,696	41,963	148,488	31,695	(492,309)	1,355,039	(961)	893,464	1,041,952	861,912	1,903,864	2,433	(38,540)	110,538	74,431
Pimco VIT Total Return (Grandmaster) (Restated)	27,538	60,368	98,283	186,189	100,932	(383,855)	329,546	(779)	45,844	232,033	2,337,464	2,569,497	7,907	(31,466)	26,952	3,393
Pimco VIT Total Return (IQ Annuity) (Restated)	17,589	64,732	47,318	129,639	47,090	(336,968)	137,146	(1,629)	(154,361)	(24,722)	1,384,676	1,359,954	3,686	(26,669)	12,794	(10,189)
Pimco VIT Total Return (Pinnacle) (Restated)	20,762	48,719	41,389	110,870	30,520	(292,697)	937,021	(455)	674,389	785,259	1,068,098	1,853,357	2,435	(22,896)	73,383	52,922
Pimco VIT Total Return (Pinnacle IV) (Restated)	55,241	150,340	206,386	411,967	30,192	(850,025)	690,158	(1,401)	(131,076)	280,891	5,067,217	5,348,108	2,363	(66,491)	55,187	(8,941)
Pimco VIT Total Return (Pinnacle II Reduced M&E)* (Restated)	244	409	575	1,228	—	—	20,340	—	20,340	21,568	—	21,568	—	—	1,628	1,628
Pimco VIT Total Return (Pinnacle Plus) (Restated)	11,216	36,815	58,989	107,020	765	(187,944)	206,810	(2,369)	17,262	124,282	1,370,975	1,495,257	95	(15,155)	16,544	1,484
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge)	898	(9,768)	6,775	(2,095)	1,304	—	(159,113)	(678)	(158,487)	(160,582)	160,582	—	142	(74)	(17,592)	(17,524)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II)	1,612	(12,258)	8,476	(2,170)	—	(4,444)	(192,755)	(427)	(197,626)	(199,796)	199,796	—	—	(525)	(20,978)	(21,503)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice)	115	(597)	358	(124)	—	(332)	(13,250)	(4)	(13,586)	(13,710)	13,710	—	—	(36)	(1,432)	(1,468)
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3)	56	(470)	293	(121)	—	—	(9,694)	—	(9,694)	(9,815)	9,815	—	—	—	(1,070)	(1,070)
Guggenheim VT Alternative Strategies Allocation (Grandmaster)	130	(1,318)	975	(213)	—	—	(19,165)	—	(19,165)	(19,378)	19,378	—	—	—	(2,099)	(2,099)
Guggenheim VT Alternative Strategies Allocation (IQ Annuity)	24	(219)	150	(45)	—	—	(3,815)	(2)	(3,817)	(3,862)	3,862	—	—	—	(419)	(419)
Guggenheim VT Alternative Strategies Allocation (Pinnacle)	19	(113)	58	(36)	—	—	(2,905)	(1)	(2,906)	(2,942)	2,942	—	—	—	(319)	(319)
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV)	215	(2,533)	1,898	(420)	—	(973)	(34,230)	(3)	(35,206)	(35,626)	35,626	—	—	(107)	(3,764)	(3,871)
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus)	102	(797)	388	(307)	—	—	(6,476)	(14)	(6,490)	(6,797)	6,797	—	—	(2)	(742)	(744)
Guggenheim VT Alternative Strategies Allocation (Pinnacle V)	1,867	(12,192)	6,329	(3,996)	7,260	(4,932)	(187,038)	(1,376)	(186,086)	(190,082)	190,082	—	782	(683)	(20,816)	(20,717)
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	(126)	(670)	(403)	(1,199)	—	(3,030)	7,291	(12)	4,249	3,050	5,473	8,523	—	(452)	1,003	551
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	(256)	(855)	(1,374)	(2,485)	—	(1,518)	(5,819)	(4)	(7,341)	(9,826)	25,259	15,433	—	(219)	(771)	(990)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	(3,179)	(16,303)	(7,841)	(27,323)	59,546	(3,956)	(33,945)	(660)	20,985	(6,338)	231,344	225,006	8,516	(674)	(4,446)	3,396
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(3,518)	(1,772)	(23,884)	(29,174)	3,925	(1,013)	24,685	(1,798)	25,799	(3,375)	224,952	221,577	555	(397)	3,581	3,739
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(958)	(2,372)	(7,727)	(11,057)	6,417	(5,372)	2,051	(126)	2,970	(8,087)	87,343	79,256	899	(777)	258	380
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(87)	(88)	(949)	(1,124)	—	—	270	(2)	268	(856)	8,832	7,976	—	—	31	31
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	(4)	(116)	57	(63)	—	—	(1,632)	—	(1,632)	(1,695)	1,695	—	—	—	(221)	(221)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(252)	(300)	(1,805)	(2,357)	—	(1,740)	—	(40)	(1,780)	(4,137)	19,901	15,764	—	(245)	—	(245)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(149)	(177)	(897)	(1,223)	—	(894)	5,687	(3)	4,790	3,567	4,957	8,524	—	(124)	753	629
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(589)	(460)	1,285	236	—	—	169,753	(766)	168,987	169,223	27,065	196,288	—	(90)	19,887	19,797
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(405)	1,795	(37)	1,353	—	(8,768)	201,466	(425)	192,273	193,626	82,744	276,370	—	(1,056)	23,155	22,099
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(180)	805	(73)	552	—	(6,633)	13,252	(72)	6,547	7,099	43,053	50,152	—	(775)	1,534	759
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(157)	1,612	(1,322)	133	—	(21,561)	8,543	(5)	(13,023)	(12,890)	17,991	5,101	—	(2,554)	1,013	(1,541)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(315)	275	394	354	—	(2,050)	19,163	—	17,113	17,467	38,850	56,317	—	(241)	2,252	2,011
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(365)	522	158	315	60	(1,487)	1,051	(18)	(394)	(79)	42,872	42,793	7	(178)	124	(47)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(77)	1,026	(872)	77	—	(102)	(7,148)	(4)	(7,254)	(7,177)	13,489	6,312	—	(12)	(843)	(855)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(911)	4,981	(3,412)	658	—	(33,827)	30,841	(22)	(3,008)	(2,350)	98,884	96,534	—	(3,953)	3,595	(358)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(553)	1,224	(421)	250	—	(10,319)	14,734	(58)	4,357	4,607	48,104	52,711	—	(1,236)	1,756	520
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(3,356)	22,860	(17,399)	2,105	41,421	(43,146)	241,255	(1,503)	238,027	240,132	291,606	531,738	4,851	(5,236)	28,246	27,861
Guggenheim VT U.S. Long Short Momentum (AdvantEdge)	(566)	2,035	(1,066)	403	4,469	—	(19,386)	(69)	(14,986)	(14,583)	29,782	15,199	508	(8)	(2,290)	(1,790)
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II)	(560)	210	1,853	1,503	—	—	619	(88)	531	2,034	46,499	48,533	—	(10)	71	61
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice)	(281)	1,130	391	1,240	—	(26,308)	691	(17)	(25,634)	(24,394)	32,719	8,325	—	(3,044)	80	(2,964)
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3)	(170)	(935)	1,417	312	—	—	(3,991)	(4)	(3,995)	(3,683)	11,345	7,662	—	—	(477)	(477)
Guggenheim VT U.S. Long Short Momentum (IQ Annuity)	(416)	3,429	(2,169)	844	747	(12,771)	62	(48)	(12,010)	(11,166)	34,288	23,122	89	(1,541)	7	(1,445)
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV)	(1,350)	8,787	(5,106)	2,331	1,437	(19,262)	(2,433)	(16)	(20,274)	(17,943)	96,202	78,259	167	(2,284)	(278)	(2,395)
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus)	(132)	48	287	203	—	—	—	(13)	(13)	190	7,591	7,781	—	(2)	—	(2)
Guggenheim VT U.S. Long Short Momentum (Pinnacle V)	(2,858)	15,863	(6,610)	6,395	1,220	(58,982)	6,494	(139)	(51,407)	(45,012)	207,266	162,254	141	(6,793)	754	(5,898)
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	1,948	591	1,571	4,110	—	(17,318)	11,760	—	(5,558)	(1,448)	209,157	207,709	—	(644)	441	(203)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	776	3,821	883	5,480	111,800	—	10,729	—	122,529	128,009	348,635	476,644	4,250	—	413	4,663
iShares Core Total US Bond Market ETF (Varoom GLWB 3)*	80	(1)	(79)	—	9,681	—	6,064	—	15,745	15,745	—	15,745	377	—	236	613

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	$798	$35	$(2,285)	$(1,452)	$333,715	$—	$6,784	$—	$340,499	$339,047	$—	$339,047	13,063	—	265	13,328
iShares Barclays Intermediate Credit Bond ETF (Varoom)	24	2	81	107	—	—	—	—	—	107	78	185	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	646	1,261	9,654	11,561	34,900	—	31,759	—	66,659	78,220	219,286	297,506	1,350	—	1,202	2,552
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	(35)	46	493	504	29,320	(534)	22,017	—	50,803	51,307	—	51,307	1,127	(20)	844	1,951
iShares Barclays TIPS Bond ETF (Varoom)	931	1,644	4,691	7,266	23,029	(13,728)	67,324	—	76,625	83,891	127,432	211,323	823	(480)	2,344	2,687
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(243)	1,644	897	2,298	11,735	(122)	10,958	—	22,571	24,869	51,260	76,129	418	(4)	391	805
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	(10)	72	106	168	17,014	(3,767)	—	—	13,247	13,415	—	13,415	660	(144)	—	516
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	(131)	23	177	69	31,623	—	1,337	—	32,960	33,029	—	33,029	1,232	—	52	1,284
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	569	42	671	1,282	—	—	5,478	—	5,478	6,760	8,469	15,229	—	—	205	205
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,447	452	2,329	5,228	2,300	(88)	7,337	—	9,549	14,777	57,510	72,287	87	(3)	261	345
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)*	658	342	855	1,855	47,843	(5,645)	419	—	42,617	44,472	—	44,472	1,763	(204)	15	1,574
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	510	31	1,160	1,701	88,672	—	1,266	—	89,938	91,639	—	91,639	3,226	—	48	3,274
iShares S&P 500 Growth Index ETF (Varoom)	(245)	110	2,591	2,456	8,232	—	1,677	—	9,909	12,365	17,053	29,418	301	—	60	361
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(2,948)	7,512	49,761	54,325	110,141	(22,221)	24,643	—	112,563	166,888	417,767	584,655	4,066	(780)	937	4,223
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(134)	200	1,679	1,745	500	—	(462)	—	38	1,783	15,481	17,264	18	—	(15)	3
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)*	113	284	736	1,133	28,050	(6,952)	7,580	—	28,678	29,811	—	29,811	1,042	(252)	273	1,063
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	(39)	233	3,886	4,080	531,805	(1,229)	64,162	—	594,738	598,818	—	598,818	19,249	(46)	2,305	21,508
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)*	1	(2)	(3)	(4)	70	—	2,529	—	2,599	2,595	—	2,595	3	—	90	93
iShares Core S&P 500 Index ETF (Varoom)	539	783	18,848	20,170	24,697	(2,176)	5,030	—	27,551	47,721	154,638	202,359	908	(76)	184	1,016
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(13,117)	37,329	688,360	712,572	992,651	(145,085)	538,665	—	1,386,231	2,098,803	4,973,340	7,072,143	36,679	(5,174)	20,070	51,575
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(2,082)	3,272	52,376	53,566	84,510	(475)	(8,833)	—	75,202	128,768	390,489	519,257	3,141	(17)	(302)	2,822
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	450	290	2,219	2,959	89,649	(5,254)	45,900	—	130,295	133,254	—	133,254	3,194	(184)	1,648	4,658
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	11,152	2,855	117,228	131,235	6,077,726	(14,019)	533,691	—	6,597,398	6,728,633	—	6,728,633	218,320	(506)	19,089	236,903
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	626	271	7,696	8,593	344,707	(362)	23,004	—	367,349	375,942	—	375,942	12,438	(13)	841	13,266
iShares S&P 500 Value Index ETF (Varoom)	292	127	4,905	5,324	23,029	—	10,955	—	33,984	39,308	16,454	55,762	876	—	409	1,285
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	251	1,479	44,303	46,033	43,611	(4,447)	35,449	—	74,613	120,646	267,302	387,948	1,669	(168)	1,337	2,838
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(91)	470	5,095	5,474	—	—	(3,267)	—	(3,267)	2,207	38,477	40,684	—	—	(129)	(129)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)*	304	324	1,982	2,610	46,640	(7,037)	838	—	40,441	43,051	—	43,051	1,687	(251)	30	1,466
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	1,867	(116)	14,658	16,409	277,482	(1,291)	32,557	—	308,748	325,157	—	325,157	10,007	(46)	1,188	11,149
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	40	(32)	124	132	9,151	—	2,456	—	11,607	11,739	—	11,739	316	—	87	403
iShares Core S&P MidCap Index ETF (Varoom)	(432)	3,020	14,727	17,315	31,261	(1,048)	13,998	—	44,211	61,526	87,951	149,477	1,193	(39)	547	1,701
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(15,815)	3,657	255,835	243,677	286,601	(42,982)	162,411	—	406,030	649,707	1,401,780	2,051,487	11,020	(1,619)	6,504	15,905
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(2,090)	392	27,298	25,600	13,521	(51)	(3,855)	—	9,615	35,215	160,497	195,712	526	(2)	(118)	406
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	(15)	476	3,075	3,536	45,605	(8,884)	6,064	—	42,785	46,321	—	46,321	1,707	(318)	223	1,612
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	(2,095)	(231)	83,003	80,677	1,721,771	(4,110)	154,677	—	1,872,338	1,953,015	—	1,953,015	62,939	(152)	5,668	68,455
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	(196)	11	2,894	2,709	45,545	—	1,999	—	47,544	50,253	—	50,253	1,690	—	75	1,765
iShares Core S&P Small Cap Index ETF (Varoom)	(86)	269	8,939	9,122	27,145	(1,067)	6,316	—	32,394	41,516	49,392	90,908	1,038	(40)	240	1,238
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(5,692)	3,519	109,255	107,082	143,300	(21,414)	88,114	—	210,000	317,082	714,343	1,031,425	5,435	(803)	3,469	8,101
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(812)	771	11,264	11,223	13,881	(33)	(2,748)	—	11,100	22,323	81,733	104,056	530	(1)	(100)	429
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	31	2	451	484	3,288	—	7,580	—	10,868	11,352	—	11,352	117	—	277	394
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	583	(218)	39,034	39,399	860,879	(2,056)	83,062	—	941,885	981,284	—	981,284	31,311	(76)	3,024	34,259
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	8	(3)	2,081	2,086	51,333	—	2,992	—	54,325	56,411	—	56,411	1,864	—	110	1,974
iShares S&P Citigroup International Treasury Bond (Varoom)	23	20	546	589	4,116	—	838	—	4,954	5,543	11,174	16,717	159	—	32	191
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(3,091)	721	34,976	32,606	143,300	(21,186)	159,780	—	281,894	314,500	692,304	1,006,804	5,649	(824)	6,345	11,170
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(194)	44	1,402	1,252	7,991	—	(3,224)	—	4,767	6,019	34,075	40,094	323	—	(130)	193
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	(17)	1	181	165	12,583	—	419	—	13,002	13,167	—	13,167	480	—	16	496
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	(4,528)	(41)	29,460	24,891	860,843	(2,044)	74,426	—	933,225	958,116	—	958,116	33,560	(80)	2,879	36,359
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)*	(111)	18	756	663	15,931	—	(216)	—	15,715	16,378	—	16,378	631	—	(8)	623
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	745	3,542	8,478	12,765	23,029	(19,603)	(15,725)	—	(12,299)	466	132,331	132,797	854	(710)	(555)	(411)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(691)	4,024	39,803	43,136	100,121	(172)	16,380	—	116,329	159,465	437,149	596,614	3,792	(6)	614	4,400
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	169	1	40	210	28,271	—	838	—	29,109	29,319	—	29,319	1,032	—	30	1,062
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	979	90	2,643	3,712	226,193	(182)	17,523	—	243,534	247,246	—	247,246	8,388	(7)	662	9,043
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	554	(193)	6,519	6,880	23,029	—	1,099	—	24,128	31,008	26,532	57,540	1,008	—	49	1,057
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 1)	1,865	—	(1,865)	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	(2,097)	(1,530)	26,941	23,314	21,540	—	(5,498)	—	16,042	39,356	113,145	152,501	986	—	(197)	789
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	371	203	2,982	3,556	25,989	(1,778)	12,547	—	36,758	40,314	—	40,314	1,012	(69)	495	1,438

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	$534	$(13)	$3,360	$3,881	$43,155	$—	$461	$—	$43,616	$47,497	$—	$47,497	1,691	—	20	1,711
Vanguard Tax-Managed International ETF (Varoom)	439	(17)	2,964	3,386	4,116	—	838	—	4,954	8,340	12,571	20,911	174	—	36	210
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	8,904	(6,669)	155,728	157,963	143,300	(21,642)	95,991	—	217,649	375,612	670,506	1,046,118	6,215	(922)	4,642	9,935
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	610	(262)	11,371	11,719	5,310	(54)	14,384	—	19,640	31,359	43,581	74,940	234	(2)	701	933
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	187	(2)	972	1,157	3,288	—	9,096	—	12,384	13,541	—	13,541	121	—	354	475
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	12,582	(345)	66,792	79,029	860,924	(2,054)	57,890	—	916,760	995,789	—	995,789	33,002	(80)	2,269	35,191
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	258	7	2,008	2,273	24,764	—	1,050	—	25,814	28,087	—	28,087	952	—	43	995
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	(2)	49	628	675	—	—	—	—	—	675	8,227	8,902	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	249	162	1,253	1,664	1,450	—	(251)	—	1,199	2,863	20,072	22,935	53	—	(8)	45
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	300	17	(100)	217	43,025	—	916	—	43,941	44,158	—	44,158	1,580	—	33	1,613
Vanguard Large-Cap Index ETF (Varoom)	112	115	2,522	2,749	46,058	—	—	—	46,058	48,807	(7)	48,800	1,717	—	—	1,717
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,467)	5,202	35,164	38,899	61,600	—	(37,311)	—	24,289	63,188	262,316	325,504	2,409	—	(1,341)	1,068
Vanguard Large-Cap Index ETF (Varoom GLWB 3)*	74	72	332	478	16,694	(1,749)	—	—	14,945	15,423	—	15,423	602	(63)	—	539
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	835	(1)	1,826	2,660	188,024	(181)	11,560	—	199,403	202,063	—	202,063	6,715	(6)	425	7,134
Vanguard Mega Cap Index ETF (Varoom)	12	5	257	274	—	—	—	—	—	274	11	285	—	—	—	—
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(13)	83	1,040	1,110	300	—	4,810	—	5,110	6,220	6,291	12,511	11	—	182	193
Vanguard Mega Cap Index ETF (Varoom GLWB 3)*	96	135	484	715	14,025	(3,493)	—	—	10,532	11,247	—	11,247	517	(125)	—	392
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	309	2	146	457	62,518	—	118	—	62,636	63,093	—	63,093	2,216	—	4	2,220
Vanguard REIT Index ETF (Varoom)	1,628	395	8,112	10,135	46,058	—	9,449	—	55,507	65,642	32,008	97,650	1,628	—	332	1,960
Vanguard REIT Index ETF (Varoom GLWB 2)	1,147	1,526	11,105	13,778	17,905	—	2,722	—	20,627	34,405	83,404	117,809	645	—	91	736
Vanguard REIT Index ETF (Varoom GLWB 3)*	379	160	489	1,028	33,547	(4,472)	—	—	29,075	30,103	—	30,103	1,140	(150)	—	990
Vanguard REIT Index ETF (Varoom GLWB 5)*	1,021	48	1,620	2,689	97,999	—	7,456	—	105,455	108,144	—	108,144	3,338	—	252	3,590
Vanguard Total Bond Market Index ETF (Varoom)	(23,324)	284	483	(22,557)	28,813	—	36,346	—	65,159	42,602	84,701	127,303	1,083	—	404	1,487
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	54,929	31,311	5,793	92,033	1,003,103	(146,680)	1,169,519	—	2,025,942	2,117,975	4,865,676	6,983,651	37,876	(5,484)	42,794	75,186
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	4,349	6,646	(2,183)	8,812	158,550	(722)	37,257	—	195,085	203,897	534,561	738,458	6,005	(27)	1,279	7,257
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	835	18	(780)	73	32,314	—	58,028	—	90,342	90,415	—	90,415	1,265	—	2,258	3,523
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	38,006	3,022	(31,936)	9,092	6,025,566	(14,382)	633,924	—	6,645,108	6,654,200	—	6,654,200	236,929	(566)	24,819	261,182
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	1,836	268	(1,384)	720	367,771	(531)	34,938	—	402,178	402,898	—	402,898	14,499	(21)	1,371	15,849
Vanguard VI Money Market (Varoom GLWB 2)	(98)	—	—	(98)	4,000	—	182	—	4,182	4,084	—	4,084	411	—	19	430
Vanguard VI Money Market (Varoom GLWB 5)*	(262)	—	—	(262)	18,912	—	360	—	19,272	19,010	—	19,010	1,924	—	36	1,960
Vanguard Short Term Bond ETF (Varoom)*	2	2	2,270	2,274	—	6	—	—	6	2,280	—	2,280	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)*	17	55	(88)	(16)	41,311	(6,735)	419	—	34,995	34,979	—	34,979	1,653	(270)	17	1,400
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	(34)	—	(166)	(200)	56,784	—	1,152	—	57,936	57,736	—	57,736	2,279	—	46	2,325

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2013

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account. Such options include a guaranteed interest division or quarterly rate option.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
AIM (Invesco) Variable Insurance Fund	Invesco Advisors, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, Inc.
DWS Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
Northern Lights Variable Trust	ValMark Advisers, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Morgan Stanley Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc.

Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds

The Vanguard Group, Inc.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 761 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Integrity’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business Integrity may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 — inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 — inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 — inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Error Correction

During 2013, management determined that it had not properly classified realized gain distributions for certain subaccounts in the statements of changes in net assets for the year ended December 31, 2012. Realized gain distributions were included in net investment income (loss) as opposed to realized gain (loss). Management has restated the amounts on the December 31, 2012 statements of changes in net assets. In conjunction with this change, management has restated the investment income ratios for certain subaccounts presented in Note 4 of the financial statements for all years presented, when applicable, to exclude realized gain distributions from the investment income ratios.

There was no impact on the increase (decrease) in net assets or net assets at the end of period as previously presented in the December 31, 2012 statements of changes in net assets. There was also no impact on the total return ratios presented in Note 4 of the financial statements for all years presented and no impact on the previously reported net assets, unit values or units outstanding.

The following summarizes the effect of the restatements on the December 31, 2012 statements of changes in net assets.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Touchstone Baron Small Cap Growth (Pinnacle)	$(20,745)	$234,853	$(255,598)	$163,770	$(91,828)	$255,598
Touchstone Baron Small Cap Growth (Pinnacle IV)	(13,806)	153,721	(167,527)	233,260	65,733	167,527
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(3,637)	68,968	(72,605)	72,765	160	72,605
Touchstone Baron Small Cap Growth (Pinnacle V)	(6,702)	84,588	(91,290)	119,544	28,254	91,290
Touchstone Baron Small Cap Growth (AdvantEdge)	(8,151)	70,228	(78,379)	138,692	60,313	78,379
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(3,571)	55,830	(59,401)	75,062	15,661	59,401
Touchstone Baron Small Cap Growth (AnnuiChoice)	(5,691)	85,941	(91,632)	215,938	124,306	91,632
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(6,441)	67,058	(73,499)	131,678	58,179	73,499
Touchstone Baron Small Cap Growth (Grandmaster)	(3,863)	45,223	(49,086)	67,467	18,381	49,086
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	(37)	797	(834)	839	5	834
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	(892)	16,381	(17,273)	52,706	35,433	17,273
Touchstone Baron Small Cap Growth (IQ Annuity)	(36,381)	356,797	(393,178)	962,054	568,876	393,178
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(5,982)	56,167	(62,149)	93,339	31,190	62,149
Touchstone Conservative ETF (AdvantEdge)	312	5,666	(5,354)	8,550	3,196	5,354
Touchstone Conservative ETF (AnnuiChoice II)	6,532	27,163	(20,631)	45,264	24,633	20,631
Touchstone Conservative ETF (AnnuiChoice)	6,260	21,257	(14,997)	29,322	14,325	14,997
Touchstone Conservative ETF (GrandMaster flex3)	870	13,448	(12,578)	33,532	20,954	12,578
Touchstone Conservative ETF (Grandmaster)	(3,186)	(2,256)	(930)	42,988	42,058	930
Touchstone Conservative ETF (IQ Advisor Standard)	1,710	4,178	(2,468)	2,601	133	2,468
Touchstone Conservative ETF (IQ Annuity)	(1,873)	11,646	(13,519)	96,426	82,907	13,519
Touchstone Conservative ETF (Pinnacle)	245	2,202	(1,957)	15,342	13,385	1,957
Touchstone Conservative ETF (Pinnacle IV)	(2,742)	7,557	(10,299)	111,224	100,925	10,299
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	579	1,786	(1,207)	1,213	6	1,207
Touchstone Conservative ETF (Pinnacle Plus)	127	4,147	(4,020)	6,659	2,639	4,020
Touchstone Conservative ETF Fund (Pinnacle V)	14,064	76,789	(62,725)	116,381	53,656	62,725
Touchstone Core Bond (AdvantEdge)	3,058	9,375	(6,317)	6,930	613	6,317
Touchstone Core Bond (AnnuiChoice II)	3,696	9,559	(5,863)	12,288	6,425	5,863
Touchstone Core Bond (AnnuiChoice)	21,458	46,935	(25,477)	28,070	2,593	25,477
Touchstone Core Bond (GrandMaster flex3)	5,174	16,175	(11,001)	24,668	13,667	11,001
Touchstone Core Bond (Grandmaster)	28,421	82,295	(53,874)	52,173	(1,701)	53,874
Touchstone Core Bond (IQ Advisor Standard)	4,367	9,421	(5,054)	5,396	342	5,054
Touchstone Core Bond (IQ Annuity)	8,851	24,844	(15,993)	22,897	6,904	15,993
Touchstone Core Bond (Pinnacle)	11,543	31,730	(20,187)	28,142	7,955	20,187
Touchstone Core Bond (Pinnacle IV)	66,362	194,500	(128,138)	118,594	(9,544)	128,138
Touchstone Core Bond (Pinnacle Plus)	6,370	21,185	(14,815)	18,774	3,959	14,815
Touchstone Core Bond (PinnacleV)	73,536	203,093	(129,557)	122,719	(6,838)	129,557
Touchstone GMAB Conservative ETF (AnnuiChoice II)	(183)	4,035	(4,218)	7,418	3,200	4,218
Touchstone GMAB Conservative ETF (Pinnacle IV)	(3,192)	6,196	(9,388)	27,862	18,474	9,388
Touchstone GMAB Conservative ETF (Pinnacle V)	(2,575)	6,520	(9,095)	11,316	2,221	9,095
Fidelity VIP Balanced (Pinnacle)	2,685	86,735	(84,050)	111,235	27,185	84,050
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	40	113	(73)	72	(1)	73
Fidelity VIP Overseas (Pinnacle)	790	1,495	(705)	(44,295)	(45,000)	705
Fidelity VIP Overseas (Pinnacle IV)	259	632	(373)	(44,232)	(44,605)	373
Fidelity VIP Equity-Income (Grandmaster)	150,575	724,264	(573,689)	277,602	(296,087)	573,689
Fidelity VIP Equity-Income (Pinnacle)	40,359	200,184	(159,825)	15,892	(143,933)	159,825
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	882	2,450	(1,568)	1,581	13	1,568
Fidelity VIP II Asset Manager (Grandmaster)	8,633	54,646	(46,013)	96,057	50,044	46,013
Fidelity VIP II Index 500 (Grandmaster)	28,385	84,143	(55,758)	272,131	216,373	55,758
Fidelity VIP II Index 500 (IQ Annuity)	1,815	5,733	(3,918)	12,325	8,407	3,918
Fidelity VIP II Index 500 (Pinnacle)	17,048	54,448	(37,400)	(90,809)	(128,209)	37,400
Fidelity VIP II Index 500 (Pinnacle IV)	182	3,359	(3,177)	(11,835)	(15,012)	3,177
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	450	508	(58)	71	13	58
Fidelity VIP II Investment Grade Bond (Pinnacle)	16,381	72,182	(55,801)	92,764	36,963	55,801
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	6,543	34,300	(27,757)	49,118	21,361	27,757
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	3,588	8,667	(5,079)	5,340	261	5,079
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	4,966	15,022	(10,056)	11,818	1,762	10,056
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	623	2,018	(1,395)	1,435	40	1,395

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	$1,500	$7,309	$(5,809)	$8,359	$2,550	$5,809
Fidelity VIP II Investment Grade Bond (Grandmaster)	23,435	96,322	(72,887)	105,211	32,324	72,887
Fidelity VIP II Investment Grade Bond (IQ Annuity)	9,039	37,262	(28,223)	31,389	3,166	28,223
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	492	2,632	(2,140)	3,001	861	2,140
Fidelity VIP III Balanced (Grandmaster)	4,667	102,466	(97,799)	128,359	30,560	97,799
Fidelity VIP Overseas (AnnuiChoice)	808	1,163	(355)	(21,506)	(21,861)	355
Fidelity VIP Overseas (AnnuiChoice II)	448	637	(189)	(1,525)	(1,714)	189
Fidelity VIP Overseas (Grandmaster flex3)	6	12	(6)	45	39	6
Fidelity VIP Overseas (Grandmaster)	12,415	20,260	(7,845)	(98,286)	(106,131)	7,845
Fidelity VIP Overseas (IQ Annuity)	102	167	(65)	(150)	(215)	65
Fidelity VIP Overseas (Pinnacle Plus)	13	196	(183)	5,726	5,543	183
Fidelity VIP Equity-Income (IQ Annuity)	5,120	27,483	(22,363)	4,165	(18,198)	22,363
Fidelity VIP II Asset Manager (IQ Annuity)	(37)	646	(683)	855	172	683
Fidelity VIP III Balanced (IQ Annuity)	86	6,023	(5,937)	6,924	987	5,937
Fidelity VIP III Mid Cap (Grandmaster)	(11,773)	91,793	(103,566)	98,386	(5,180)	103,566
Fidelity VIP III Mid Cap (IQ Annuity)	(8,161)	54,326	(62,487)	57,303	(5,184)	62,487
Fidelity VIP III Mid Cap (Pinnacle)	(31,482)	248,818	(280,300)	267,267	(13,033)	280,300
Fidelity VIP Overseas (IQ Annuity)	30	125	(95)	(9,680)	(9,775)	95
Fidelity VIP Asset Manager (IQ3)	(407)	1,346	(1,753)	(613)	(2,366)	1,753
Fidelity VIP Asset Manager (AdvantEdge)	(264)	361	(625)	1,566	941	625
Fidelity VIP Asset Manager (AnnuiChoice II)	523	1,084	(561)	2,474	1,913	561
Fidelity VIP Asset Manager (AnnuiChoice)	412	2,245	(1,833)	(5,904)	(7,737)	1,833
Fidelity VIP Asset Manager (GrandMaster flex3)	(376)	450	(826)	4,405	3,579	826
Fidelity VIP Asset Manager (IQ Advisor Standard)	13	24	(11)	12	1	11
Fidelity VIP Asset Manager (Pinnacle)	(362)	(187)	(175)	11,838	11,663	175
Fidelity VIP Asset Manager (Pinnacle IV)	(427)	503	(930)	5,808	4,878	930
Fidelity VIP Asset Manager (Pinnacle Plus)	(265)	370	(635)	758	123	635
Fidelity VIP Asset Manager (Pinnacle V)	(519)	2,070	(2,589)	5,451	2,862	2,589
Fidelity VIP Balanced (AdvantEdge)	(173)	9,807	(9,980)	11,066	1,086	9,980
Fidelity VIP Balanced (AnnuiChoice II)	1,607	20,677	(19,070)	29,486	10,416	19,070
Fidelity VIP Balanced (AnnuiChoice)	2,792	35,394	(32,602)	73,746	41,144	32,602
Fidelity VIP Balanced (GrandMaster flex3)	53	14,706	(14,653)	19,363	4,710	14,653
Fidelity VIP Balanced (Grandmaster)	2,015	58,622	(56,607)	53,118	(3,489)	56,607
Fidelity VIP Balanced (IQ Advisor Standard)	1,631	10,316	(8,685)	8,622	(63)	8,685
Fidelity VIP Balanced (IQ3)	106	38,127	(38,021)	61,627	23,606	38,021
Fidelity VIP Balanced (Pinnacle)	(514)	26,393	(26,907)	64,157	37,250	26,907
Fidelity VIP Balanced (Pinnacle IV)	(606)	65,286	(65,892)	90,999	25,107	65,892
Fidelity VIP Balanced (Pinnacle Plus)	(390)	6,109	(6,499)	8,631	2,132	6,499
Fidelity VIP Balanced (Pinnacle V)	(1,866)	42,854	(44,720)	83,065	38,345	44,720
Fidelity VIP Disciplined Small Cap (Advantedge)	(2)	135	(137)	156	19	137
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	110	2,596	(2,486)	3,263	777	2,486
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	334	5,180	(4,846)	11,097	6,251	4,846
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	(23)	1,873	(1,896)	1,851	(45)	1,896
Fidelity VIP Disciplined Small Cap (GrandMaster)	23	1,632	(1,609)	1,857	248	1,609
Fidelity VIP Disciplined Small Cap (IQ Annuity)	11	3,476	(3,465)	3,091	(374)	3,465
Fidelity VIP Disciplined Small Cap (Pinnacle)	(69)	9,623	(9,692)	39,663	29,971	9,692
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(563)	14,934	(15,497)	18,008	2,511	15,497
Fidelity VIP Disciplined Small Cap (Pinnacle V)	15	7,643	(7,628)	8,207	579	7,628
Fidelity VIP Equity-Income (AnnuiChoice II)	6,401	32,010	(25,609)	47,502	21,893	25,609
Fidelity VIP Equity-Income (AdvantEdge)	4,406	16,647	(12,241)	14,558	2,317	12,241
Fidelity VIP Equity-Income (AnnuiChoice)	20,714	95,342	(74,628)	(42,973)	(117,601)	74,628
Fidelity VIP Equity-Income (GrandMaster flex3)	2,397	16,492	(14,095)	23,160	9,065	14,095
Fidelity VIP Equity-Income (IQ Advisor Standard)	525	1,969	(1,444)	1,378	(66)	1,444
Fidelity VIP Equity-Income (IQ3)	8,329	48,138	(39,809)	4,014	(35,795)	39,809
Fidelity VIP Equity-Income (Pinnacle IV)	13,182	83,879	(70,697)	(5,776)	(76,473)	70,697
Fidelity VIP Equity-Income (Pinnacle Plus)	8,649	56,835	(48,186)	66,999	18,813	48,186

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Fidelity VIP Equity-Income (Pinnacle V)	$11,005	$65,281	$(54,276)	$183,750	$129,474	$54,276
Fidelity VIP Freedom 2010 (Advantedge)	103	2,708	(2,605)	3,601	996	2,605
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,202	4,693	(3,491)	3,129	(362)	3,491
Fidelity VIP Freedom 2010 (AnnuiChoice)	30	95	(65)	60	(5)	65
Fidelity VIP Freedom 2010 (GrandMaster flex3)	1,036	1,787	(751)	738	(13)	751
Fidelity VIP Freedom 2010 (GrandMaster)	134	682	(548)	623	75	548
Fidelity VIP Freedom 2010 (IQ Annuity)	119	2,145	(2,026)	981	(1,045)	2,026
Fidelity VIP Freedom 2010 (Pinnacle)	6	102	(96)	1,336	1,240	96
Fidelity VIP Freedom 2010 (Pinnacle IV)	(303)	950	(1,253)	12,923	11,670	1,253
Fidelity VIP Freedom 2010 (Pinnacle Plus)	(1)	286	(287)	287	—	287
Fidelity VIP Freedom 2010 (Pinnacle V)	(1,607)	8,753	(10,360)	62,394	52,034	10,360
Fidelity VIP Freedom 2015 (AdvantEdge)	165	2,883	(2,718)	1,779	(939)	2,718
Fidelity VIP Freedom 2015 (AnnuiChoice II)	1,233	4,645	(3,412)	2,943	(469)	3,412
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	3,387	8,381	(4,994)	5,044	50	4,994
Fidelity VIP Freedom 2015 (IQ Annuity)	283	1,813	(1,530)	1,462	(68)	1,530
Fidelity VIP Freedom 2015 (Pinnacle)	18	94	(76)	96	20	76
Fidelity VIP Freedom 2015 (Pinnacle IV)	(183)	206	(389)	3,546	3,157	389
Fidelity VIP Freedom 2015 (Pinnacle Plus)	62	2,050	(1,988)	3,717	1,729	1,988
Fidelity VIP Freedom 2015 (Pinnacle V)	3,317	28,885	(25,568)	57,521	31,953	25,568
Fidelity VIP Freedom 2020 (AdvantEdge)	1,686	4,799	(3,113)	7,987	4,874	3,113
Fidelity VIP Freedom 2020 (AnnuiChoice II)	3,996	12,042	(8,046)	2,893	(5,153)	8,046
Fidelity VIP Freedom 2020 (AnnuiChoice)	266	653	(387)	383	(4)	387
Fidelity VIP Freedom 2020 (GrandMaster)	179	638	(459)	579	120	459
Fidelity VIP Freedom 2020 (IQ Annuity)	(116)	38	(154)	(1,897)	(2,051)	154
Fidelity VIP Freedom 2020 (Pinnacle IV)	(60)	1,304	(1,364)	11,362	9,998	1,364
Fidelity VIP Freedom 2020 (Pinnacle Plus)	24	235	(211)	266	55	211
Fidelity VIP Freedom 2020 (Pinnacle V)	17,647	56,790	(39,143)	108,231	69,088	39,143
Fidelity VIP Freedom 2025 (AnnuiChoice II)	803	2,775	(1,972)	1,334	(638)	1,972
Fidelity VIP Freedom 2025 (GrandMaster)	3	24	(21)	17	(4)	21
Fidelity VIP Freedom 2025 (Pinnacle)	10	50	(40)	48	8	40
Fidelity VIP Freedom 2025 (Pinnacle IV)	42	296	(254)	238	(16)	254
Fidelity VIP Freedom 2025 (Pinnacle Plus)	(3)	82	(85)	62	(23)	85
Fidelity VIP Freedom 2025 (Pinnacle V)	3,654	21,786	(18,132)	36,143	18,011	18,132
Fidelity VIP Freedom 2030 (AdvantEdge)	(804)	(554)	(250)	10,904	10,654	250
Fidelity VIP Freedom 2030 (AnnuiChoice II)	999	2,314	(1,315)	(231)	(1,546)	1,315
Fidelity VIP Freedom 2030 (IQ Annuity)	370	826	(456)	414	(42)	456
Fidelity VIP Freedom 2030 (Pinnacle IV)	(31)	(28)	(3)	(2,041)	(2,044)	3
Fidelity VIP Freedom 2030 (Pinnacle V)	852	2,971	(2,119)	6,124	4,005	2,119
Fidelity VIP II Index 500 (Pinnacle)	3,364	11,039	(7,675)	42,065	34,390	7,675
Fidelity VIP II Index 500 (Pinnacle IV)	6,488	29,801	(23,313)	(3,601)	(26,914)	23,313
Fidelity VIP II Index 500 (Pinnacle V)	11,722	30,613	(18,891)	122,371	103,480	18,891
Fidelity VIP Index 500 (AdvantEdge)	2,504	16,290	(13,786)	32,658	18,872	13,786
Fidelity VIP Index 500 (AnnuiChoice II)	7,316	18,065	(10,749)	32,321	21,572	10,749
Fidelity VIP Index 500 (AnnuiChoice)	10,151	21,849	(11,698)	(27,591)	(39,289)	11,698
Fidelity VIP Index 500 (Grandmaster flex3)	5,657	7,981	(2,324)	21,979	19,655	2,324
Fidelity VIP Index 500 (Grandmaster)	3,765	10,126	(6,361)	2,990	(3,371)	6,361
Fidelity VIP Index 500 (IQ Advisor Standard)	1,928	3,960	(2,032)	16,999	14,967	2,032
Fidelity VIP Index 500 (IQ3)	3,195	18,478	(15,283)	204,103	188,820	15,283
Fidelity VIP Index 500 (Pinnacle Plus)	420	3,692	(3,272)	17,856	14,584	3,272
Fidelity VIP Investment Grade Bond (AdvantEdge)	8,054	48,084	(40,030)	44,159	4,129	40,030
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	16,356	57,885	(41,529)	56,795	15,266	41,529
Fidelity VIP Investment Grade Bond (AnnuiChoice)	25,062	89,203	(64,141)	92,012	27,871	64,141
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	3,934	22,267	(18,333)	37,772	19,439	18,333
Fidelity VIP Investment Grade Bond (GrandMaster)	11,614	57,833	(46,219)	79,058	32,839	46,219
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	4,015	11,582	(7,567)	8,870	1,303	7,567
Fidelity VIP Investment Grade Bond (IQ3)	18,980	71,813	(52,833)	73,251	20,418	52,833

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Fidelity VIP Investment Grade Bond (Pinnacle)	$13,551	$66,789	$(53,238)	$68,689	$15,451	$53,238
Fidelity VIP Investment Grade Bond (Pinnacle IV)	4,541	38,160	(33,619)	57,690	24,071	33,619
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	130	358	(228)	267	39	228
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	672	14,214	(13,542)	29,170	15,628	13,542
Fidelity VIP Investment Grade Bond (Pinnacle V)	36,650	150,371	(113,721)	118,877	5,156	113,721
Fidelity VIP Mid Cap (AdvantEdge)	(3,337)	19,659	(22,996)	28,211	5,215	22,996
Fidelity VIP Mid Cap (AnnuiChoice II)	(5,470)	54,399	(59,869)	85,016	25,147	59,869
Fidelity VIP Mid Cap (AnnuiChoice)	(10,312)	90,321	(100,633)	345,477	244,844	100,633
Fidelity VIP Mid Cap (GrandMaster flex3)	(6,524)	33,720	(40,244)	148,130	107,886	40,244
Fidelity VIP Mid Cap (Grandmaster)	(4,110)	23,705	(27,815)	56,504	28,689	27,815
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	(36)	681	(717)	727	10	717
Fidelity VIP Mid Cap (IQ Advisor Standard)	(629)	2,454	(3,083)	9,855	6,772	3,083
Fidelity VIP Mid Cap (IQ Annuity)	(24,360)	89,325	(113,685)	339,032	225,347	113,685
Fidelity VIP Mid Cap (Pinnacle)	(7,127)	46,672	(53,799)	140,862	87,063	53,799
Fidelity VIP Mid Cap (Pinnacle IV)	(40,806)	241,188	(281,994)	559,237	277,243	281,994
Fidelity VIP Mid Cap (Pinnacle Plus)	(7,748)	36,555	(44,303)	81,499	37,196	44,303
Fidelity VIP Mid Cap (Pinnacle V)	(16,755)	84,707	(101,462)	225,350	123,888	101,462
Fidelity VIP Overseas (AdvantEdge)	722	2,528	(1,806)	11,997	10,191	1,806
Fidelity VIP Overseas (AnnuiChoice II)	2,300	3,627	(1,327)	5,635	4,308	1,327
Fidelity VIP Overseas (AnnuiChoice)	2,431	3,754	(1,323)	23,119	21,796	1,323
Fidelity VIP Overseas (GrandMaster flex3)	194	790	(596)	7,618	7,022	596
Fidelity VIP Overseas (GrandMaster)	1,152	2,785	(1,633)	(25,944)	(27,577)	1,633
Fidelity VIP Overseas (IQ Advisor Enhanced)	91	124	(33)	28	(5)	33
Fidelity VIP Overseas (IQ Advisor Standard)	1,485	1,938	(453)	(6,744)	(7,197)	453
Fidelity VIP Overseas (IQ3)	3,378	5,153	(1,775)	4,051	2,276	1,775
Fidelity VIP Overseas (Pinnacle)	876	2,474	(1,598)	(68,318)	(69,916)	1,598
Fidelity VIP Overseas (Pinnacle IV)	1,388	3,324	(1,936)	49,930	47,994	1,936
Fidelity VIP Overseas (Pinnacle Plus)	(23)	533	(556)	(1,684)	(2,240)	556
Fidelity VIP Overseas (Pinnacle V)	1,578	4,304	(2,726)	22,859	20,133	2,726
BlackRock Capital Appreciation VI (Advantedge)	(695)	223	(918)	611	(307)	918
BlackRock Capital Appreciation VI (AnnuiChoice II)	(544)	2,194	(2,738)	2,108	(630)	2,738
BlackRock Capital Appreciation VI (Annuichoice)	(4)	14	(18)	18	—	18
BlackRock Capital Appreciation VI Class III (Grandmaster)	40	197	(157)	156	(1)	157
BlackRock Capital Appreciation VI Class III (Pinnacle)	(95)	178	(273)	(77)	(350)	273
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(421)	72	(493)	707	214	493
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(1,988)	6,511	(8,499)	12,236	3,737	8,499
BlackRock Global Allocation VI (Advantedge)	—	381	(381)	162	(219)	381
BlackRock Global Allocation VI (AnnuiChoice II)	2,628	4,952	(2,324)	(1,780)	(4,104)	2,324
BlackRock Global Allocation VI (Annuichoice)	1,720	2,337	(617)	689	72	617
BlackRock Global Allocation VI (Grandmaster flex3)	(41)	150	(191)	(77)	(268)	191
BlackRock Global Allocation VI (Grandmaster)	27	90	(63)	67	4	63
BlackRock Global Allocation VI Class III (Pinnacle)	505	1,248	(743)	125	(618)	743
BlackRock Global Allocation VI Class III (Pinnacle IV)	(174)	(128)	(46)	(4,488)	(4,534)	46
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	112	178	(66)	63	(3)	66
BlackRock Global Allocation VI Class III (Pinnacle V)	(303)	456	(759)	(1,878)	(2,637)	759
DWS Small Cap Index VIP (Pinnacle)	(2,527)	(2,380)	(147)	9,855	9,708	147
DWS Small Cap Index VIP (Pinnacle IV)	(249)	(229)	(20)	(11,239)	(11,259)	20
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	(4)	(3)	(1)	—	(1)	1
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(3,273)	8,324	(11,597)	11,922	325	11,597
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(875)	4,243	(5,118)	7,264	2,146	5,118
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	(833)	3,869	(4,702)	5,361	659	4,702
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(670)	1,437	(2,107)	868	(1,239)	2,107
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(224)	732	(956)	977	21	956
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(765)	1,237	(2,002)	(6,401)	(8,403)	2,002
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(224)	879	(1,103)	1,597	494	1,103
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(1,040)	2,587	(3,627)	(1,942)	(5,569)	3,627

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	$(3,479)	$9,033	$(12,512)	$15,127	$2,615	$12,512
DWS Small Cap Index (AdvantEdge)	(338)	(302)	(36)	893	857	36
DWS Small Cap Index (AnnuiChoice II)	(703)	(671)	(32)	2,518	2,486	32
DWS Small Cap Index (AnnuiChoice)	(840)	(784)	(56)	(6,565)	(6,621)	56
DWS Small Cap Index (GrandMaster flex3)	(624)	(609)	(15)	13,173	13,158	15
DWS Small Cap Index (Grandmaster)	(877)	(852)	(25)	(38)	(63)	25
DWS Small Cap Index (IQ Advisor Standard)	6	10	(4)	11	7	4
DWS Small Cap Index (IQ3)	(2,052)	(1,986)	(66)	30,312	30,246	66
DWS Small Cap Index (Pinnacle Plus)	(683)	(668)	(15)	8,961	8,946	15
DWS Small Cap Index VIP (Pinnacle IV)	(2,883)	(2,806)	(77)	73,724	73,647	77
DWS Small Cap Index VIP (Pinnacle V)	(3,107)	(3,030)	(77)	101,108	101,031	77
Pimco VIT Commodity Real Return (Pinnacle)	458	4,919	(4,461)	(33,986)	(38,447)	4,461
Pimco VIT Commodity Real Return (Pinnacle IV)	5,195	23,510	(18,315)	(25,525)	(43,840)	18,315
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	71	229	(158)	134	(24)	158
Pimco VIT Commodity Real Return (Pinnacle V)	9,296	43,155	(33,859)	(60,046)	(93,905)	33,859
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	3,774	19,008	(15,234)	(2,244)	(17,478)	15,234
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	3,613	13,982	(10,369)	(3,828)	(14,197)	10,369
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	2,052	5,487	(3,435)	(6,545)	(9,980)	3,435
Pimco VIT Commodity Real Return Strategy (Grandmaster)	1,083	3,617	(2,534)	(2,762)	(5,296)	2,534
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	3,452	11,145	(7,693)	(107,668)	(115,361)	7,693
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	3,013	12,441	(9,428)	8,567	(861)	9,428
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	845	4,384	(3,539)	(2,282)	(5,821)	3,539
Pimco VIT Real Return (Pinnacle IV)	(3,579)	27,842	(31,421)	66,693	35,272	31,421
Pimco VIT Real Return (AdvantEdge)	(1,062)	9,225	(10,287)	16,564	6,277	10,287
Pimco VIT Real Return (AnnuiChoice II)	(1,384)	34,422	(35,806)	50,176	14,370	35,806
Pimco VIT Real Return (AnnuiChoice)	(351)	33,172	(33,523)	48,159	14,636	33,523
Pimco VIT Real Return (GrandMaster flex3)	(1,880)	13,101	(14,981)	22,800	7,819	14,981
Pimco VIT Real Return (Grandmaster)	(2,008)	26,990	(28,998)	44,517	15,519	28,998
Pimco VIT Real Return (IQ Annuity)	(2,417)	21,721	(24,138)	42,841	18,703	24,138
Pimco VIT Real Return (Pinnacle)	4,043	14,989	(10,946)	18,172	7,226	10,946
Pimco VIT Real Return (Pinnacle Plus)	(1,532)	6,853	(8,385)	15,348	6,963	8,385
Pimco VIT Real Return (Pinnacle V)	(3,018)	25,133	(28,151)	40,192	12,041	28,151
Pimco VIT Total Return (Pinnacle V)	105,412	384,381	(278,969)	319,185	40,216	278,969
Pimco VIT Total Return (AdvantEdge)	58,397	192,427	(134,030)	151,055	17,025	134,030
Pimco VIT Total Return (AnnuiChoice II)	33,006	84,794	(51,788)	60,777	8,989	51,788
Pimco VIT Total Return (AnnuiChoice)	25,716	58,713	(32,997)	52,738	19,741	32,997
Pimco VIT Total Return (GrandMaster flex3)	18,829	54,579	(35,750)	87,696	51,946	35,750
Pimco VIT Total Return (Grandmaster)	27,538	76,890	(49,352)	60,368	11,016	49,352
Pimco VIT Total Return (IQ Annuity)	17,589	43,430	(25,841)	64,732	38,891	25,841
Pimco VIT Total Return (Pinnacle)	20,762	55,513	(34,751)	48,719	13,968	34,751
Pimco VIT Total Return (Pinnacle IV)	55,241	157,653	(102,412)	150,340	47,928	102,412
Pimco VIT Total Return (Pinnacle II Reduced M&E)	243	648	(405)	410	5	405
Pimco VIT Total Return (Pinnacle Plus)	11,217	39,452	(28,235)	36,814	8,579	28,235

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2013 and the cost of investments held at December 31, 2013, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$752,447	$18,995	$834,084
Touchstone Aggressive ETF (AnnuiChoice ®)	435,944	69,030	735,303
Touchstone Aggressive ETF (AnnuiChoice II)	182,961	113,134	541,083
Touchstone Aggressive ETF (GrandMaster flex3)	541,565	69,893	1,297,797
Touchstone Aggressive ETF (Grandmaster)	29,240	52,011	85,080
Touchstone Aggressive ETF (IQ Advisor Enhanced)	24,737	10	24,727
Touchstone Aggressive ETF (IQ Advisor Standard)	220,347	2,833	231,847
Touchstone Aggressive ETF (IQ Annuity)	3,731,812	518,199	6,062,743
Touchstone Aggressive ETF (Pinnacle)	334,632	10,126	421,084
Touchstone Aggressive ETF (Pinnacle IV)	583,565	244,714	705,697
Touchstone Aggressive ETF (Pinnacle Plus)	287,998	7,184	357,655
Touchstone Aggressive ETF (Pinnacle V)	546,666	146,276	1,848,748
Touchstone Baron Small Cap Growth (Pinnacle)	261,715	297,177	1,099,837
Touchstone Baron Small Cap Growth (Pinnacle IV)	746,635	440,228	1,369,272
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	24,031	317,563	181,435
Touchstone Baron Small Cap Growth (Pinnacle V)	1,206,079	147,251	1,627,049
Touchstone Baron Small Cap Growth (AdvantEdge)	206,477	110,635	549,645
Touchstone Baron Small Cap Growth (AnnuiChoice II)	218,922	49,682	521,367
Touchstone Baron Small Cap Growth (AnnuiChoice)	114,403	93,530	435,006
Touchstone Baron Small Cap Growth (GrandMaster flex3)	162,358	124,751	442,953
Touchstone Baron Small Cap Growth (Grandmaster)	220,415	136,447	382,982
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	751	47	4,835
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	133,400	54,986	190,414
Touchstone Baron Small Cap Growth (IQ Annuity)	921,645	304,014	2,888,449
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	38,434	146	38,297
Touchstone Baron Small Cap Growth (Pinnacle Plus)	60,469	199,339	243,273
Touchstone Conservative ETF (AdvantEdge)	104,714	25,802	387,302
Touchstone Conservative ETF (AnnuiChoice II)	230,338	180,946	1,265,796
Touchstone Conservative ETF (AnnuiChoice)	61,395	260,539	686,140
Touchstone Conservative ETF (GrandMaster flex3)	23,065	108,014	515,698
Touchstone Conservative ETF (Grandmaster)	200,230	108,747	151,853
Touchstone Conservative ETF (IQ Advisor Standard)	7,850	3,620	137,964
Touchstone Conservative ETF (IQ Annuity)	123,948	87,967	832,647
Touchstone Conservative ETF (Pinnacle)	73,410	6,622	180,613
Touchstone Conservative ETF (Pinnacle IV)	1,538,651	1,449,716	752,683
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	90,310	1,655	163,966
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	14,577	14	14,563
Touchstone Conservative ETF (Pinnacle Plus)	160,231	21,452	376,026
Touchstone Conservative ETF Fund (Pinnacle V)	4,258,081	2,105,935	6,104,743
Touchstone Core Bond (AdvantEdge)	31,040	53,156	204,199
Touchstone Core Bond (AnnuiChoice II)	29,745	12,701	223,337

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Core Bond (AnnuiChoice)	$62,745	$162,611	$916,936
Touchstone Core Bond (GrandMaster flex3)	28,047	107,992	313,909
Touchstone Core Bond (Grandmaster)	56,093	249,059	1,681,845
Touchstone Core Bond (IQ Advisor Standard)	6,163	4,432	169,006
Touchstone Core Bond (IQ Annuity)	20,217	128,381	434,388
Touchstone Core Bond (Pinnacle)	25,247	87,852	598,028
Touchstone Core Bond (Pinnacle IV)	120,912	1,250,252	3,340,922
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	29,796	1,134	28,661
Touchstone Core Bond (Pinnacle Plus)	26,169	92,504	463,870
Touchstone Core Bond (PinnacleV)	1,125,601	820,780	5,011,431
Touchstone Enhanced ETF (AdvantEdge)	11,462	543,440	—
Touchstone Enhanced ETF (AnnuiChoice II)	4,471	149,709	—
Touchstone Enhanced ETF (AnnuiChoice)	9,728	506,534	—
Touchstone Enhanced ETF (GrandMaster flex3)	10,908	647,845	—
Touchstone Enhanced ETF (Grandmaster)	556	91,195	—
Touchstone Enhanced ETF (IQ Advisor Enhanced)	519	24,683	—
Touchstone Enhanced ETF (IQ Advisor Standard)	5,289	218,250	—
Touchstone Enhanced ETF (IQ Annuity)	76,583	4,035,733	—
Touchstone Enhanced ETF (Pinnacle)	9,453	349,567	—
Touchstone Enhanced ETF (Pinnacle IV)	15,970	748,174	—
Touchstone Enhanced ETF (Pinnacle Plus)	5,885	282,706	—
Touchstone Enhanced ETF (Pinnacle V)	1,104	89,976	—
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	6,727	7,038	137,987
Touchstone GMAB Aggressive ETF (Pinnacle IV)	79,491	133,713	446,365
Touchstone GMAB Aggressive ETF (Pinnacle V)	21,551	22,141	441,372
Touchstone GMAB Conservative ETF (AnnuiChoice II)	10,943	30,577	207,509
Touchstone GMAB Conservative ETF (Pinnacle IV)	25,826	36,195	500,303
Touchstone GMAB Conservative ETF (Pinnacle V)	27,633	24,829	485,121
Touchstone GMAB Moderate ETF (AnnuiChoice II)	544	524	19,802
Touchstone GMAB Moderate ETF (AnnuiChoice)	720	2,055	26,276
Touchstone GMAB Moderate ETF (Pinnacle IV)	76,253	167,152	735,078
Touchstone GMAB Moderate ETF(Pinnacle V)	18,389	135,024	626,241
Touchstone High Yield (AdvantEdge)	2,036,954	1,742,556	1,467,142
Touchstone High Yield (AnnuiChoice II)	69,382	9,991	176,686
Touchstone High Yield (AnnuiChoice)	41,752	81,326	293,987
Touchstone High Yield (GrandMaster flex3)	49,687	169,580	289,375
Touchstone High Yield (Grandmaster)	317,867	223,615	313,527
Touchstone High Yield (IQ Advisor Standard)	750	2,742	—
Touchstone High Yield (IQ Annuity)	352,480	264,473	589,077
Touchstone High Yield (Pinnacle)	147,318	187,053	655,001
Touchstone High Yield (Pinnacle IV)	665,150	5,122,351	1,085,658
Touchstone High Yield (Pinnacle II Reduced M&E)	750	69	6,104
Touchstone High Yield (Pinnacle Plus Reduced M&E)	30,566	833	29,732
Touchstone High Yield (Pinnacle Plus)	111,193	176,315	277,582
Touchstone High Yield (PinnacleV)	931,548	9,760,157	1,448,710
Touchstone Large Cap Core Equity (AdvantEdge)	47,757	237,462	458,507
Touchstone Large Cap Core Equity (AnnuiChoice II)	193,085	86,612	450,466

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Large Cap Core Equity (AnnuiChoice)	$16,207	$209,057	$364,556
Touchstone Large Cap Core Equity (GrandMaster flex3)	2,056	98,139	81,962
Touchstone Large Cap Core Equity (Grandmaster)	1,223	18,305	52,778
Touchstone Large Cap Core Equity (IQ Advisor Standard)	155	15,607	7,096
Touchstone Large Cap Core Equity (IQ Annuity)	6,337	84,719	248,118
Touchstone Large Cap Core Equity (Pinnacle)	211,141	995,369	5,267,260
Touchstone Large Cap Core Equity (Pinnacle IV)	2,491,908	3,252,016	3,159,032
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	129,121	72,714	354,959
Touchstone Large Cap Core Equity (Pinnacle Plus)	15,636	124,544	261,661
Touchstone Large Cap Core Equity (PinnacleV)	6,080,023	6,700,925	6,613,373
Touchstone Mid Cap Growth (AdvantEdge)	117,915	84,303	79,387
Touchstone Mid Cap Growth (AnnuiChoice II)	52,604	127,030	931,507
Touchstone Mid Cap Growth (AnnuiChoice)	140,531	520,597	942,756
Touchstone Mid Cap Growth (GrandMaster flex3)	328,074	727,111	177,196
Touchstone Mid Cap Growth (Grandmaster)	102,394	108,899	138,753
Touchstone Mid Cap Growth (IQ Advisor Standard)	153	33	2,627
Touchstone Mid Cap Growth (IQ Annuity)	257,897	203,881	672,706
Touchstone Mid Cap Growth (Pinnacle)	84,865	195,229	357,557
Touchstone Mid Cap Growth (Pinnacle IV)	424,736	463,960	1,423,832
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	188	81	5,613
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	34,196	88	34,114
Touchstone Mid Cap Growth (Pinnacle Plus)	17,139	128,022	253,602
Touchstone Mid Cap Growth (PinnacleV)	703,460	228,556	1,839,056
Touchstone Moderate ETF (AdvantEdge)	20,724	52,488	882,537
Touchstone Moderate ETF (AnnuiChoice II)	73,869	230,147	1,738,490
Touchstone Moderate ETF (AnnuiChoice)	61,320	1,038,243	1,829,026
Touchstone Moderate ETF (GrandMaster flex3)	33,261	86,514	1,241,008
Touchstone Moderate ETF (Grandmaster)	132,862	68,512	209,539
Touchstone Moderate ETF (IQ Advisor Enhanced)	879	362	36,304
Touchstone Moderate ETF (IQ Advisor Standard)	2,338	57,540	64,123
Touchstone Moderate ETF (IQ Annuity)	108,504	306,866	1,526,115
Touchstone Moderate ETF (Pinnacle)	62,562	128,086	392,201
Touchstone Moderate ETF (Pinnacle IV)	145,768	548,077	2,412,371
Touchstone Moderate ETF (Pinnacle Plus)	18,040	78,843	273,219
Touchstone Moderate ETF (Pinnacle V)	556,924	1,012,146	3,313,710
Touchstone Money Market (AdvantEdge)	4,652,814	3,891,808	817,132
Touchstone Money Market (AnnuiChoice II)	2,168,466	844,245	1,815,618
Touchstone Money Market (AnnuiChoice)	1,256,547	1,209,058	1,059,515
Touchstone Money Market (GrandMaster flex3)	2,163,101	2,217,629	1,339,475
Touchstone Money Market (Grandmaster)	2,401,921	2,126,164	3,344,547
Touchstone Money Market (IQ Advisor Enhanced)	22,374	567,324	—
Touchstone Money Market (IQ Annuity)	656,247	646,083	216,987
Touchstone Money Market (IQ3)	1,767,916	4,117,712	2,045,099
Touchstone Money Market (Pinnacle)	1,949,082	2,679,438	2,308,207
Touchstone Money Market (Pinnacle IV)	8,802,015	5,799,981	5,933,506
Touchstone Money Market (Pinnacle II Reduced M&E)	5	34,213	31,195

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E)	$512	$1	$511
Touchstone Money Market (Pinnacle Plus)	270,835	395,971	866,713
Touchstone Money Market (Pinnacle V)	13,759,921	5,617,706	10,380,617
Touchstone Third Avenue Value (AdvantEdge)	82,446	359,899	143,760
Touchstone Third Avenue Value (AnnuiChoice II)	49,785	119,543	639,429
Touchstone Third Avenue Value (AnnuiChoice)	142,603	420,514	1,371,338
Touchstone Third Avenue Value (GrandMaster flex3)	75,893	159,537	451,866
Touchstone Third Avenue Value (Grandmaster)	58,330	250,773	548,161
Touchstone Third Avenue Value (IQ Advisor Enhanced)	59	11	1,072
Touchstone Third Avenue Value (IQ Advisor Standard)	14,085	76,964	253,724
Touchstone Third Avenue Value (IQ Annuity)	116,181	286,201	1,660,011
Touchstone Third Avenue Value (Pinnacle)	235,905	1,130,325	3,774,938
Touchstone Third Avenue Value (Pinnacle IV)	180,009	1,118,835	1,972,002
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	147,139	5,401	495,979
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	33,528	1,999	31,698
Touchstone Third Avenue Value (Pinnacle Plus)	176,431	276,304	754,981
Touchstone Third Avenue Value (Pinnacle V)	126,081	97,660	495,687
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	86,696	354,910	1,243,325
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	339	68	5,412
Fidelity VIP Overseas (Pinnacle)	3,407	56,866	199,007
Fidelity VIP Overseas (Pinnacle IV)	1,914	24,007	102,474
Fidelity VIP Equity-Income (Grandmaster)	929,975	1,193,318	9,573,096
Fidelity VIP Equity-Income (Pinnacle)	283,102	455,608	2,908,627
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	4,453	526	44,606
Fidelity VIP Growth (Grandmaster)	23,623	1,259,670	4,248,629
Fidelity VIP High Income (Grandmaster)	1,358,531	1,945,951	2,629,777
Fidelity VIP II Asset Manager (Grandmaster)	176,910	1,107,089	5,105,529
Fidelity VIP II Contrafund (Grandmaster)	449,384	1,747,006	10,576,208
Fidelity VIP II Contrafund (Pinnacle)	273,087	953,644	2,848,944
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	810	794	60,082
Fidelity VIP II Index 500 (Grandmaster)	131,953	397,022	4,267,148
Fidelity VIP II Index 500 (IQ Annuity)	10,137	15,238	225,860
Fidelity VIP II Index 500 (Pinnacle)	79,908	577,353	2,204,314
Fidelity VIP II Index 500 (Pinnacle IV)	5,133	42,552	133,187
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	1,189	7,104	33,234
Fidelity VIP II Investment Grade Bond (Pinnacle)	64,726	239,461	1,714,991
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	29,179	175,734	795,617
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	1,619	214,103	46,635
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	12,592	29,758	345,464
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	1,890	615	51,903
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	7,109	18,423	193,117
Fidelity VIP II Investment Grade Bond (Grandmaster)	86,784	251,535	2,400,115
Fidelity VIP II Investment Grade Bond (IQ Annuity)	34,746	98,855	955,584
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	20,955	1,221	19,714
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	1,886	43,520	34,539
Fidelity VIP III Balanced (Grandmaster)	109,115	423,294	1,508,555

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (AnnuiChoice)	$2,091	$9,394	$114,056
Fidelity VIP Overseas (AnnuiChoice II)	1,053	11,135	67,144
Fidelity VIP Overseas (Grandmaster flex3)	39	43	—
Fidelity VIP Overseas (Grandmaster)	42,199	415,146	2,627,345
Fidelity VIP Overseas (IQ Annuity)	405	386	21,901
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	465	510	—
Fidelity VIP Overseas (Pinnacle Plus)	899	12,145	40,571
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	32,043	78,005	353,192
Fidelity VIP Growth (IQ Annuity)	976	20,852	151,996
Fidelity VIP Growth (Pinnacle)	1,494	97,380	414,212
Fidelity VIP Growth (Pinnacle II Reduced M&E)	5	23	1,294
Fidelity VIP High Income (IQ Annuity)	587,380	671,857	332,965
Fidelity VIP II Asset Manager (IQ Annuity)	294	87,296	11,303
Fidelity VIP II Contrafund (IQ Annuity)	47,152	36,843	585,926
Fidelity VIP III Balanced (IQ Annuity)	7,555	10,456	111,196
Fidelity VIP III Mid Cap (Grandmaster)	163,207	387,667	997,752
Fidelity VIP III Mid Cap (IQ Annuity)	107,555	166,044	722,717
Fidelity VIP III Mid Cap (Pinnacle)	470,988	830,694	3,318,001
Fidelity VIP Overseas (IQ Annuity)	554	919	30,832
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	3,801	16,086	189,472
Fidelity VIP Asset Manager (AdvantEdge)	5,532	7,616	72,870
Fidelity VIP Asset Manager (AnnuiChoice II)	16,766	11,285	81,504
Fidelity VIP Asset Manager (AnnuiChoice)	5,343	36,591	201,396
Fidelity VIP Asset Manager (GrandMaster flex3)	2,276	2,566	79,427
Fidelity VIP Asset Manager (IQ Advisor Standard)	3,400	2,160	2,889
Fidelity VIP Asset Manager (Pinnacle)	21,864	20,451	26,187
Fidelity VIP Asset Manager (Pinnacle IV)	2,017	14,549	79,798
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	11,412	11	—
Fidelity VIP Asset Manager (Pinnacle Plus)	4,022	32,521	52,091
Fidelity VIP Asset Manager (Pinnacle V)	63,101	19,880	347,808
Fidelity VIP Balanced (AdvantEdge)	89,019	49,466	257,684
Fidelity VIP Balanced (AnnuiChoice II)	144,171	33,226	504,313
Fidelity VIP Balanced (AnnuiChoice)	102,902	112,080	541,749
Fidelity VIP Balanced (GrandMaster flex3)	18,191	70,302	259,260
Fidelity VIP Balanced (Grandmaster)	106,095	164,553	1,095,170
Fidelity VIP Balanced (IQ Advisor Standard)	10,399	35,898	158,287
Fidelity VIP Balanced (IQ3)	96,726	73,009	727,309
Fidelity VIP Balanced (Pinnacle)	115,650	203,520	368,933
Fidelity VIP Balanced (Pinnacle IV)	117,019	258,992	1,058,165
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	36,552	851	—
Fidelity VIP Balanced (Pinnacle Plus)	24,758	43,323	117,919
Fidelity VIP Balanced (Pinnacle V)	188,296	119,062	875,368
Fidelity VIP Contrafund (AdvantEdge)	768,410	635,986	2,598,915
Fidelity VIP Contrafund (AnnuiChoice II)	632,887	255,032	2,513,964
Fidelity VIP Contrafund (AnnuiChoice)	305,984	685,070	2,111,770

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3)	$242,767	$358,048	$1,151,955
Fidelity VIP Contrafund (IQ Advisor Standard)	108,157	23,334	171,924
Fidelity VIP Contrafund (IQ3)	511,385	638,294	3,281,956
Fidelity VIP Contrafund (Pinnacle IV)	318,711	2,554,371	3,849,402
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	66,595	1,678	106,021
Fidelity VIP Contrafund (Pinnacle Plus)	656,289	635,843	1,185,511
Fidelity VIP Contrafund (Pinnacle V)	2,910,131	789,772	7,816,904
Fidelity VIP Disciplined Small Cap (Advantedge)	290	61	1,831
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	7,527	26,120	28,757
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	20,374	7,894	78,359
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	4,011	855	30,997
Fidelity VIP Disciplined Small Cap (GrandMaster)	18,572	8,703	34,529
Fidelity VIP Disciplined Small Cap (IQ Annuity)	11,339	25,805	39,225
Fidelity VIP Disciplined Small Cap (Pinnacle)	29,886	53,399	135,890
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	53,225	17,389	298,985
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	36,442	1,318	35,213
Fidelity VIP Disciplined Small Cap (Pinnacle V)	335,050	27,921	448,101
Fidelity VIP Equity-Income (AnnuiChoice II)	56,790	87,392	328,039
Fidelity VIP Equity-Income (AdvantEdge)	532,141	57,841	731,957
Fidelity VIP Equity-Income (AnnuiChoice)	236,504	297,539	1,095,439
Fidelity VIP Equity-Income (GrandMaster flex3)	23,344	50,022	161,252
Fidelity VIP Equity-Income (IQ Advisor Standard)	4,186	15,832	13,228
Fidelity VIP Equity-Income (IQ3)	167,107	93,884	600,767
Fidelity VIP Equity-Income (Pinnacle IV)	200,375	318,509	785,868
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	459,958	1,885	458,079
Fidelity VIP Equity-Income (Pinnacle Plus)	134,251	528,546	447,730
Fidelity VIP Equity-Income (Pinnacle V)	911,652	236,616	1,535,773
Fidelity VIP Freedom 2010 (Advantedge)	19,703	20,621	170,000
Fidelity VIP Freedom 2010 (AnnuiChoice II)	4,725	88,439	149,080
Fidelity VIP Freedom 2010 (AnnuiChoice)	129	238	4,538
Fidelity VIP Freedom 2010 (GrandMaster flex3)	635	87,968	—
Fidelity VIP Freedom 2010 (GrandMaster)	5,280	606	41,109
Fidelity VIP Freedom 2010 (IQ Annuity)	2,042	95,429	43,498
Fidelity VIP Freedom 2010 (Pinnacle)	23,851	11,825	14,569
Fidelity VIP Freedom 2010 (Pinnacle IV)	1,715	5,515	59,515
Fidelity VIP Freedom 2010 (Pinnacle Plus)	585	385	20,734
Fidelity VIP Freedom 2010 (Pinnacle V)	90,164	96,512	658,097
Fidelity VIP Freedom 2015 (AdvantEdge)	3,467	77,602	84,525
Fidelity VIP Freedom 2015 (AnnuiChoice II)	3,913	87,934	105,949
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	9,548	1,885	290,092
Fidelity VIP Freedom 2015 (IQ Annuity)	1,870	52,976	36,463
Fidelity VIP Freedom 2015 (Pinnacle)	104,165	5,337	103,484
Fidelity VIP Freedom 2015 (Pinnacle IV)	424	1,968	12,538
Fidelity VIP Freedom 2015 (Pinnacle Plus)	2,285	76,350	44,200
Fidelity VIP Freedom 2015 (Pinnacle V)	228,879	41,619	1,524,191
Fidelity VIP Freedom 2020 (AdvantEdge)	66,951	197,398	172,751
Fidelity VIP Freedom 2020 (AnnuiChoice II)	18,842	86,716	496,338

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice)	$1,055	$390	$27,570
Fidelity VIP Freedom 2020 (GrandMaster)	1,248	576	32,314
Fidelity VIP Freedom 2020 (Pinnacle IV)	1,967	53,592	43,778
Fidelity VIP Freedom 2020 (Pinnacle)	9,261	694	8,581
Fidelity VIP Freedom 2020 (Pinnacle Plus)	119,279	119,621	19,446
Fidelity VIP Freedom 2020 (Pinnacle V)	854,240	1,079,637	3,318,665
Fidelity VIP Freedom 2025 (Advantedge)	147,682	2,463	145,376
Fidelity VIP Freedom 2025 (AnnuiChoice II)	42,946	79,303	133,250
Fidelity VIP Freedom 2025 (GrandMaster)	70	33	2,030
Fidelity VIP Freedom 2025 (IQ Annuity)	35,066	108	34,961
Fidelity VIP Freedom 2025 (Pinnacle)	136	56	3,375
Fidelity VIP Freedom 2025 (Pinnacle IV)	857	411	23,790
Fidelity VIP Freedom 2025 (Pinnacle Plus)	287	147	8,053
Fidelity VIP Freedom 2025 (Pinnacle V)	279,344	170,856	1,933,735
Fidelity VIP Freedom 2030 (AnnuiChoice II)	2,428	75,434	56,995
Fidelity VIP Freedom 2030 (IQ Annuity)	18,353	1,709	70,139
Fidelity VIP Freedom 2030 (Pinnacle IV)	14	11	351
Fidelity VIP Freedom 2030 (Pinnacle V)	7,643	10,311	182,044
Fidelity VIP Growth (AnnuiChoice II)	140,571	72,908	211,746
Fidelity VIP Growth (GrandMaster)	75,177	177,837	397,850
Fidelity VIP Growth (AdvantEdge)	30,193	72,735	79,440
Fidelity VIP Growth (AnnuiChoice)	38,068	97,472	252,037
Fidelity VIP Growth (GrandMaster flex3)	15,535	105,607	116,802
Fidelity VIP Growth (IQ Advisor Standard)	8	32	4,390
Fidelity VIP Growth (IQ3)	21,789	99,703	283,902
Fidelity VIP Growth (Pinnacle)	38,041	24,489	152,213
Fidelity VIP Growth (Pinnacle IV)	473,576	594,568	784,643
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	24,750	30	24,721
Fidelity VIP Growth (Pinnacle Plus)	30,029	167,318	87,322
Fidelity VIP Growth (Pinnacle V)	659,036	115,249	1,221,363
Fidelity VIP High Income (AdvantEdge)	1,197,070	2,524,836	988,774
Fidelity VIP High Income (AnnuiChoice II)	923,858	844,049	892,867
Fidelity VIP High Income (AnnuiChoice)	507,196	647,613	496,721
Fidelity VIP High Income (GrandMaster flex3)	14,533,826	15,829,439	12,585,422
Fidelity VIP High Income (IQ Advisor Standard)	3,014	11	3,003
Fidelity VIP High Income (IQ3)	1,589,821	2,186,449	1,224,006
Fidelity VIP High Income (Pinnacle)	6,731,247	7,117,564	6,348,900
Fidelity VIP High Income (Pinnacle IV)	685,905	886,911	703,340
Fidelity VIP High Income (Pinnacle II Reduced M&E)	434,841	424,830	430,095
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	15,886	822	15,065
Fidelity VIP High Income (Pinnacle Plus)	169,184	193,798	42,579
Fidelity VIP High Income (Pinnacle V)	165,540	80,695	951,238
Fidelity VIP II Index 500 (Pinnacle)	455,565	294,158	755,940
Fidelity VIP II Index 500 (Pinnacle IV)	281,987	512,840	1,289,422
Fidelity VIP II Index 500 (Pinnacle V)	1,344,466	386,994	2,826,156
Fidelity VIP Index 500 (AdvantEdge)	114,799	284,919	869,394

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (AnnuiChoice II)	$466,307	$245,788	$1,128,565
Fidelity VIP Index 500 (AnnuiChoice)	567,120	405,032	1,186,989
Fidelity VIP Index 500 (Grandmaster flex3)	1,091,055	638,770	962,679
Fidelity VIP Index 500 (Grandmaster)	133,732	143,611	508,553
Fidelity VIP Index 500 (IQ Advisor Standard)	95,489	30,472	214,802
Fidelity VIP Index 500 (IQ3)	911,409	406,728	1,639,299
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	82,363	1,110	81,309
Fidelity VIP Index 500 (Pinnacle Plus)	60,913	121,709	197,421
Fidelity VIP Investment Grade Bond (AdvantEdge)	364,565	121,737	1,734,890
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	885,849	167,308	2,304,784
Fidelity VIP Investment Grade Bond (AnnuiChoice)	154,687	310,997	2,009,359
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	19,266	266,466	431,982
Fidelity VIP Investment Grade Bond (GrandMaster)	175,282	666,207	1,194,570
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	5,550	104,653	168,175
Fidelity VIP Investment Grade Bond (IQ3)	200,685	541,862	1,718,777
Fidelity VIP Investment Grade Bond (Pinnacle)	73,398	479,030	1,468,825
Fidelity VIP Investment Grade Bond (Pinnacle IV)	60,021	460,881	718,373
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	362	865	10,934
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	22,721	31	22,690
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	69,693	174,163	370,069
Fidelity VIP Investment Grade Bond (Pinnacle V)	2,645,328	388,081	6,840,493
Fidelity VIP Mid Cap (AdvantEdge)	208,799	143,710	383,642
Fidelity VIP Mid Cap (AnnuiChoice II)	171,877	96,265	814,674
Fidelity VIP Mid Cap (AnnuiChoice)	181,748	398,235	975,151
Fidelity VIP Mid Cap (GrandMaster flex3)	223,842	176,649	547,697
Fidelity VIP Mid Cap (Grandmaster)	204,587	157,996	416,414
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	1,451	84	9,975
Fidelity VIP Mid Cap (IQ Advisor Standard)	176,281	25,599	193,172
Fidelity VIP Mid Cap (IQ Annuity)	1,308,757	436,819	2,392,401
Fidelity VIP Mid Cap (Pinnacle)	217,095	124,050	752,827
Fidelity VIP Mid Cap (Pinnacle IV)	519,803	1,324,038	2,726,650
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	35,058	3,623	31,729
Fidelity VIP Mid Cap (Pinnacle Plus)	93,124	150,443	482,518
Fidelity VIP Mid Cap (Pinnacle V)	747,377	199,259	1,839,516
Fidelity VIP Overseas (AdvantEdge)	28,959	146,795	432,780
Fidelity VIP Overseas (AnnuiChoice II)	13,151	90,190	329,092
Fidelity VIP Overseas (AnnuiChoice)	44,853	121,907	306,021
Fidelity VIP Overseas (GrandMaster flex3)	9,900	24,710	152,913
Fidelity VIP Overseas (GrandMaster)	143,176	70,566	536,349
Fidelity VIP Overseas (IQ Advisor Enhanced)	176	92	11,157
Fidelity VIP Overseas (IQ Advisor Standard)	4,752	34,934	139,371
Fidelity VIP Overseas (IQ3)	260,215	322,836	487,867
Fidelity VIP Overseas (Pinnacle)	62,490	114,157	373,629
Fidelity VIP Overseas (Pinnacle IV)	21,616	201,417	419,211
Fidelity VIP Overseas (Pinnacle Plus)	68,199	18,775	202,940
Fidelity VIP Overseas (Pinnacle V)	232,379	195,149	851,637

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	$89,535	$363,329	$2,682,794
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	167	91	5,291
Franklin Income Securities (Pinnacle)	574,491	1,185,815	6,979,918
Franklin Income Securities (Pinnacle II Reduced M&E)	24,913	103,870	281,902
JP Morgan IT Mid Cap Value (AnnuiChoice)	3,037	7,118	66,929
JP Morgan IT Mid Cap Value (Grandmaster)	1,418	14,477	32,060
JP Morgan IT Mid Cap Value (GrandMaster flex3)	3,131	26,473	61,503
JP Morgan IT Mid Cap Value (IQ3)	1,451	2,931	32,010
JP Morgan IT Mid Cap Value (Pinnacle)	1,810	11,791	37,809
JP Morgan IT Mid Cap Value (Pinnacle IV)	6,157	200,561	125,754
JP Morgan IT Mid Cap Value (Pinnacle Plus)	1,674	19,602	30,961
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	9,586	38	9,551
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	3,456	10,761	48,351
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	80	4,561	1,382
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,808	544	27,345
Morgan Stanley UIF Emerging Markets Debt (IQ3)	6,142	15,403	101,026
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	168,084	326,516	466,094
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	1,883	399	36,672
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	13,293	53,522	214,102
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	2,876	16,642	184,753
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	952	4,161	88,805
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,202	3,636	77,857
Morgan Stanley UIF U.S. Real Estate (IQ3)	4,756	51,772	311,890
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	97,895	214,414	936,762
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	9,297	225,460	580,765
Non-Affiliated Class 2:
Franklin Growth and Income Securities (AdvantEdge)	48,238	38,109	36,023
Franklin Growth and Income Securities (AnnuiChoice)	208,604	202,117	1,175,021
Franklin Growth and Income Securities (AnnuiChoice II)	176,921	18,903	331,536
Franklin Growth and Income Securities (Grandmaster)	121,655	82,410	544,140
Franklin Growth and Income Securities (GrandMaster flex3)	201,811	58,856	519,100
Franklin Growth and Income Securities (IQ Annuity)	90,012	295,670	1,165,642
Franklin Growth and Income Securities (Pinnacle)	249,679	138,599	828,635
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	1,210	417	33,029
Franklin Growth and Income Securities (Pinnacle IV)	146,131	417,505	1,053,458
Franklin Growth and Income Securities (Pinnacle Plus)	174,783	669,084	477,249
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	536,419	2,487	534,016
Franklin Growth and Income Securities (Pinnacle V)	458,844	102,497	994,141
Franklin Income Securities (AdvantEdge)	176,209	258,261	410,096
Franklin Income Securities (AnnuiChoice)	211,476	679,336	1,837,620
Franklin Income Securities (AnnuiChoice II)	243,842	97,463	1,177,155
Franklin Income Securities (Grandmaster)	297,182	480,277	2,361,959
Franklin Income Securities (GrandMaster flex3)	316,304	783,828	2,205,537
Franklin Income Securities (IQ Advisor Enhanced)	527	67	8,004
Franklin Income Securities (IQ Advisor Standard)	3,530	2,215	3,019
Franklin Income Securities (IQ Annuity)	459,881	601,404	2,232,956
Franklin Income Securities (Pinnacle IV)	680,035	1,877,564	5,623,348

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle Plus)	$240,797	$872,326	$1,043,313
Franklin Income Securities (Pinnacle Plus Reduced M&E)	180,941	1,259	225,217
Franklin Income Securities (Pinnacle V)	3,512,353	238,571	7,929,386
Franklin Large Cap Growth Securities (AdvantEdge)	60,347	300,602	786,781
Franklin Large Cap Growth Securities (AnnuiChoice)	2,462	4,998	73,829
Franklin Large Cap Growth Securities (AnnuiChoice II)	17,614	53,145	330,438
Franklin Large Cap Growth Securities (Grandmaster)	65,791	1,677	93,270
Franklin Large Cap Growth Securities (GrandMaster flex3)	1,142	3,500	82,069
Franklin Large Cap Growth Securities (IQ Advisor Standard)	155	90	8,620
Franklin Large Cap Growth Securities (IQ Annuity)	1,151	17,090	54,738
Franklin Large Cap Growth Securities (Pinnacle)	59,458	20,018	93,096
Franklin Large Cap Growth Securities (Pinnacle IV)	16,187	67,197	307,917
Franklin Large Cap Growth Securities (Pinnacle Plus)	41,685	22,951	264,266
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	12,798	54	12,747
Franklin Large Cap Growth Securities (Pinnacle V)	147,133	211,511	808,193
Franklin Mutual Shares Securities (AdvantEdge)	215,168	836,363	1,532,442
Franklin Mutual Shares Securities (AnnuiChoice)	106,978	255,630	694,261
Franklin Mutual Shares Securities (AnnuiChoice II)	598,748	152,597	1,685,982
Franklin Mutual Shares Securities (GrandMaster flex3)	63,266	175,346	745,942
Franklin Mutual Shares Securities (IQ Advisor Standard)	6,138	63,024	201,976
Franklin Mutual Shares Securities (IQ Annuity)	22,927	81,221	534,649
Franklin Mutual Shares Securities (Pinnacle)	23,656	304,573	794,404
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	193	956	7,508
Franklin Mutual Shares Securities (Pinnacle IV)	385,639	1,093,660	3,259,804
Franklin Mutual Shares Securities (Pinnacle Plus)	24,510	276,710	646,993
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	4,850	259	23,100
Franklin Mutual Shares Securities (Pinnacle V)	2,973,130	442,921	6,696,054
Franklin Mutual Shares Securities(Grandmaster)	112,390	168,500	1,275,683
Franklin Small Cap Value Securities (AdvantEdge)	133,411	64,305	156,260
Franklin Small Cap Value Securities (Annuichoice)	30,136	42,181	55,412
Franklin Small Cap Value Securities (Annuichoice II)	105,098	33,810	219,902
Franklin Small Cap Value Securities (Grandmaster)	41,067	96,281	52,905
Franklin Small Cap Value Securities (Grandmaster flex3)	15,033	23,026	47,322
Franklin Small Cap Value Securities (IQ Annuuity)	11,692	35,492	56,950
Franklin Small Cap Value Securities (Pinnacle Plus)	160,614	140,090	147,982
Franklin Small Cap Value Securities Fund (Pinnacle)	177,392	167,048	198,172
Franklin Small Cap Value Securities Fund (Pinnacle IV)	13,764	15,362	52,547
Franklin Small Cap Value Securities Fund (Pinnacle V)	200,776	78,000	524,869
Invesco VI American Franchise (AdvantEdge)	13,121	16,839	15,280
Invesco VI American Franchise (AnnuiChoice)	68	504	16,003
Invesco VI American Franchise (AnnuiChoice II)	171	3,645	34,741
Invesco VI American Franchise (Grandmaster)	2,378	3,069	2,366
Invesco VI American Franchise (GrandMaster flex3)	2,880	1,381	40,667
Invesco VI American Franchise (IQ Advisor Standard)	2,860	12	2,849
Invesco VI American Franchise (IQ Annuity)	683	10,027	191,709
Invesco VI American Franchise (Pinnacle)	42,517	12,237	76,742

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle IV)	$431,219	$35,887	$557,513
Invesco VI American Franchise (Pinnacle Plus)	280	13,511	23,268
Invesco VI American Franchise (Pinnacle V)	147,416	49,904	416,644
Invesco VI American Value (AdvantEdge)	324,027	58,866	347,560
Invesco VI American Value (AnnuiChoice)	7,634	719	15,905
Invesco VI American Value (AnnuiChoice II)	79,136	28,351	193,724
Invesco VI American Value (Grandmaster)	94,962	65,581	94,222
Invesco VI American Value (Grandmaster flex3)	4,177	17,672	5,777
Invesco VI American Value (IQ Annuity)	4,662	8,209	54,141
Invesco VI American Value (Pinnacle)	14,715	165	16,331
Invesco VI American Value (Pinnacle IV)	2,739,446	3,126,624	119,399
Invesco VI American Value (Pinnacle Plus)	50,127	70,089	30,801
Invesco VI American Value (Pinnacle V)	767,732	311,975	944,228
Invesco VI Comstock (AdvantEdge)	64,316	614,885	272,212
Invesco VI Comstock (AnnuiChoice)	33,562	54,622	248,645
Invesco VI Comstock (AnnuiChoice II)	354,053	61,066	685,508
Invesco VI Comstock (Grandmaster)	156,045	81,345	256,339
Invesco VI Comstock (GrandMaster flex3)	144,782	86,890	145,262
Invesco VI Comstock (IQ Advisor Standard)	2,967	18,138	6,328
Invesco VI Comstock (IQ Annuity)	35,718	61,204	248,098
Invesco VI Comstock (Pinnacle)	24,778	55,445	123,945
Invesco VI Comstock (Pinnacle IV)	65,792	163,860	250,241
Invesco VI Comstock (Pinnacle Plus)	5,979	57,710	64,227
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	15,560	465	15,128
Invesco VI Comstock (Pinnacle V)	1,232,951	204,877	2,099,676
Invesco VI International Growth Class II (Advantedge)	312,459	70,568	241,544
Invesco VI International Growth Class II (IQ Advisor Enhanced)	170,390	2,699	192,984
Invesco VI International Growth Class II (Pinnacle)	12,313	5,864	29,353
Invesco VI International Growth Class II (Pinnacle Plus)	10,709	1,511	44,053
Invesco VI International Growth Class II (Pinnacle V)	332,648	35,872	438,031
Invesco VI International Growth II (Annuichoice)	26,281	445	34,322
Invesco VI International Growth II (Grandmaster)	44,418	340	47,017
Invesco VI International Growth II (Grandmaster flex3)	11,563	22,156	—
Templeton Foreign Securities (IQ Annuity)	44,291	116,846	309,920
Templeton Foreign Securities (Pinnacle)	79,492	110,675	494,029
Templeton Foreign Securities (Pinnacle II Reduced M&E)	379	208	14,468
Templeton Foreign Securities (Pinnacle IV)	45,367	262,597	948,325
Templeton Foreign Securities (Pinnacle V)	1,002,666	263,134	1,934,520
Templeton Foreign Securities Fund (AnnuiChoice)	50,011	131,048	346,399
Templeton Foreign Securities Fund (AnnuiChoice II)	443,085	141,022	844,422
Templeton Foriegn Securities Fund (AdvantEdge)	172,275	330,241	662,147
Templeton Foriegn Securities Fund (Grandmaster)	99,234	63,649	362,100
Templeton Foriegn Securities Fund (GrandMaster flex3)	165,160	113,760	359,888
Templeton Foriegn Securities Fund (IQ Advisor Standard)	31,875	16,828	47,688
Templeton Foriegn Securities Fund (Pinnacle Plus)	63,150	144,004	324,701
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	18,814	17	18,797

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Templeton Global Bond Sec (Grandmaster)*	$67,884	$2,353	$65,280
Templeton Global Bond Sec (GrandMaster flex3)*	58,795	1,003	57,809
Templeton Global Bond Sec (Pinnacle V)*	461,716	86,768	368,796
Templeton Global Bond Sec (Advantedge)*	19,683	109	19,575
Templeton Global Bond Sec (Pinnacle IV)*	1,873,749	20,229	1,851,812
Templeton Global Bond Sec (Annuichoice)*	74,421	180	74,244
Templeton Global Bond Sec (AnnuiChoice II)*	117,749	450	117,267
Templeton Growth Securities (AdvantEdge)	205,734	413,663	185,504
Templeton Growth Securities (AnnuiChoice)	58,163	54,453	231,872
Templeton Growth Securities (AnnuiChoice II)	49,597	24,296	191,137
Templeton Growth Securities (Grandmaster)	25,338	125,433	229,656
Templeton Growth Securities (GrandMaster flex3)	58,971	60,571	395,586
Templeton Growth Securities (IQ Annuity)	17,648	146,239	336,810
Templeton Growth Securities (Pinnacle)	26,958	108,552	890,154
Templeton Growth Securities (Pinnacle IV)	1,492,632	263,389	1,919,607
Templeton Growth Securities (Pinnacle Plus)	212,093	217,160	397,827
Templeton Growth Securities (Pinnacle V)	2,803,707	162,016	3,301,708
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	58,326	112,452	267,886
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	109,462	141,218	149,002
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	60,278	91,330	209,351
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	68,477	136,332	203,276
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	11,775	126,612	100,305
Morgan Stanley UIF Emerging Markets Debt (IQ Advisor Standard)	598	11,358	—
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	44,086	121,132	180,752
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	75,769	74,336	411,045
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	8,757	48,920	98,430
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	140,262	343,203	481,965
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	159,018	39,354	468,817
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	18,124	59,484	244,659
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	43,233	85,064	311,149
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	34,231	75,662	226,209
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	92,031	193,480	249,884
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	59,414	7,294	56,203
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	27,724	198,563	259,833
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	85,854	193,021	502,686
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	84,189	518,392	930,450
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	32,521	86,837	253,942
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	13,972	17	13,956
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	392,337	138,917	1,079,695
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	24,640	109,702	231,025
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	30,533	62	30,474
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	114,386	24,726	341,305
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	25,678	71,597	179,522
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	105,376	85,060	273,129
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	28,974	182,998	167,926
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	58,117	96,053	205,415
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	2,134	49,577	180,619

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	$38,973	$63,756	$187,120
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	151,856	382,378	687,845
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	411,429	226,073	1,061,294
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	46,925	14,775	109,130
BlackRock Capital Appreciation VI (AnnuiChoice II)	398,369	51,632	573,018
BlackRock Capital Appreciation VI (Annuichoice)	47,822	1,391	48,049
BlackRock Capital Appreciation VI Class III (Grandmaster)	30,560	14,655	29,307
BlackRock Capital Appreciation VI Class III (Pinnacle)	28,251	13,528	37,653
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	7,476	32,631	17,889
BlackRock Capital Appreciation VI Class III (Pinnacle V)	786,672	106,997	1,375,053
BlackRock Global Allocation VI (Advantedge)	429,514	210,052	344,667
BlackRock Global Allocation VI (AnnuiChoice II)	171,795	131,233	741,846
BlackRock Global Allocation VI (Annuichoice)	53,483	20,424	212,647
BlackRock Global Allocation VI (Grandmaster flex3)	95,029	38,771	116,371
BlackRock Global Allocation VI (Grandmaster)	66,530	61,396	27,180
BlackRock Global Allocation VI Class III (Pinnacle)	82,848	57,293	247,892
BlackRock Global Allocation VI Class III (Pinnacle IV)	16,901	8,525	23,088
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	1,148	238	21,138
BlackRock Global Allocation VI Class III (Pinnacle V)	38,610	36,443	232,840
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	51,702	313	51,393
TOPS Managed Risk Moderate Growth ETF (Advantedge)*	16,640	79	16,564
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	60,278	213,136	331,183
DWS Small Cap Index VIP (Pinnacle IV)	3,390	36,694	19,365
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	361	81	5,655
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	96,939	57,670	126,894
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	82,031	9,333	79,043
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	262,504	31,665	262,485
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	382,422	10,691	393,031
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	205,643	62,228	205,178
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	97,514	2,853	152,053
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	903,289	839,807	91,505
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	193,711	68,782	198,654
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	319,639	7,251	352,914
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	36,948	90,503	221,723
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	245,803	42,980	329,729
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	21,303	30,395	95,688
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	454	1,513	37,448
Columbia VIT Small Cap Value Class 2 (Grandmaster)	21,183	3,466	42,092
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	639	11,518	42,103
Columbia VIT Small Cap Value Class 2 (Pinnacle)	9,369	5,469	26,122
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	859	39,971	50,897
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	422,209	90,529	684,771
DWS Small Cap Index (AdvantEdge)	49,631	61,147	49,578
DWS Small Cap Index (AnnuiChoice II)	57,662	35,744	138,705

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class B (continued):
DWS Small Cap Index (AnnuiChoice)	$35,635	$31,039	$193,045
DWS Small Cap Index (GrandMaster flex3)	122,341	67,419	127,361
DWS Small Cap Index (Grandmaster)	224,178	160,601	208,246
DWS Small Cap Index (IQ Advisor Standard)	1,146	17,629	3,027
DWS Small Cap Index (IQ3)	20,221	146,479	107,630
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	21,802	14	21,788
DWS Small Cap Index (Pinnacle Plus)	3,945	31,717	31,074
DWS Small Cap Index VIP (Pinnacle IV)	66,048	93,620	288,057
DWS Small Cap Index VIP (Pinnacle V)	106,534	61,556	298,446
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	31,726	18,673	171,143
Pimco VIT All Asset (IQ Annuity)	26,406	19,059	319,573
Pimco VIT All Asset (Pinnacle)	44,421	169,041	347,939
Pimco VIT All Asset (Pinnacle II Reduced M&E)	973	240	21,971
Pimco VIT All Asset (AnnuiChoice II)	66,563	51,243	287,069
Pimco VIT All Asset (AnnuiChoice)	118,237	25,146	357,547
Pimco VIT All Asset (GrandMaster flex3)	75,999	47,154	397,195
Pimco VIT All Asset (Grandmaster)	37,617	276,590	432,413
Pimco VIT All Asset (Pinnacle IV)	125,870	49,159	532,561
Pimco VIT All Asset (Pinnacle Plus)	1,006	1,031	22,339
Pimco VIT All Asset (Pinnacle V)	79,862	17,202	416,531
Pimco VIT Commodity Real Return (Pinnacle)	22,436	52,169	70,466
Pimco VIT Commodity Real Return (Pinnacle IV)	30,717	152,147	445,618
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	69	422	4,660
Pimco VIT Commodity Real Return (Pinnacle V)	506,651	419,858	1,091,860
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	104,510	91,193	515,437
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	97,064	75,058	359,378
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	2,255	40,832	68,420
Pimco VIT Commodity Real Return Strategy (Grandmaster)	9,644	31,751	63,213
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	354,961	59,832	532,149
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	12,752	59,628	253,559
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	1,353	68,210	30,626
Pimco VIT Long Term Government (Pinnacle)	84,634	4,072	80,294
Pimco VIT Long Term Government (AnnuiChoice II)	2,432	23	2,407
Pimco VIT Low Duration (AnnuiChoice II)	1,011,864	2,071,159	1,305,288
Pimco VIT Low Duration (AnnuiChoice)	35,197	356,854	248,147
Pimco VIT Low Duration (GrandMaster flex3)	12,811,913	12,736,522	318,041
Pimco VIT Low Duration (Grandmaster)	1,608,677	1,419,175	456,305
Pimco VIT Low Duration (IQ Annuity)	892,182	1,098,732	271,727
Pimco VIT Low Duration (Pinnacle)	5,854,941	5,910,799	241,664
Pimco VIT Low Duration (Pinnacle IV)	400,399	385,522	153,815
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	414,304	413,594	—
Pimco VIT Low Duration (AdvantEdge)	877	44,706	46,926
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	2,027	2	2,025
Pimco VIT Low Duration (Pinnacle Plus)	2,594	48,065	64,444
Pimco VIT Low Duration (Pinnacle V)	166,351	18,571	545,944
Pimco VIT Real Return (Pinnacle IV)	29,459	314,724	284,980

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Real Return (AdvantEdge)	$4,288	$104,009	$95,777
Pimco VIT Real Return (AnnuiChoice II)	80,720	211,282	559,422
Pimco VIT Real Return (AnnuiChoice)	20,420	424,948	225,211
Pimco VIT Real Return (GrandMaster flex3)	6,140	88,137	194,596
Pimco VIT Real Return (Grandmaster)	2,680	432,960	111,535
Pimco VIT Real Return (IQ Annuity)	25,248	189,883	289,576
Pimco VIT Real Return (Pinnacle)	159,119	125,138	244,942
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	7,366	6	7,360
Pimco VIT Real Return (Pinnacle Plus)	2,022	73,339	89,642
Pimco VIT Real Return (Pinnacle V)	200,150	156,022	585,568
Pimco VIT Total Return (Pinnacle V)	6,709,231	2,831,054	18,596,333
Pimco VIT Total Return (AdvantEdge)	1,064,449	1,329,026	6,681,780
Pimco VIT Total Return (AnnuiChoice II)	1,340,294	541,887	3,495,874
Pimco VIT Total Return (AnnuiChoice)	333,050	1,014,823	1,170,523
Pimco VIT Total Return (GrandMaster flex3)	457,169	1,364,503	987,164
Pimco VIT Total Return (Grandmaster)	221,913	834,570	1,905,568
Pimco VIT Total Return (IQ Annuity)	264,462	702,369	913,028
Pimco VIT Total Return (Pinnacle)	114,745	791,261	1,159,685
Pimco VIT Total Return (Pinnacle IV)	1,072,866	2,556,210	3,811,624
Pimco VIT Total Return (Pinnacle II Reduced M&E)	629	234	21,389
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	16,287	47	16,240
Pimco VIT Total Return (Pinnacle Plus)	118,878	734,983	853,889
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	80,947	7,904	81,666
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	1,232	3,016	15,423
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	95,535	87,472	239,706
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	21,117	80,081	181,146
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	38,894	55,872	64,818
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	—	7,402	592
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	2,053	345	20,921
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	143	9,571
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	14,777	6,550	202,825
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	6,848	108,805	174,273
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	7,500	9,890	44,845
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	1	86	5,003
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	—	2,497	51,052
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	55	5,448	35,472
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	—	6,322	—
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	5,398	17,676	83,509
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	12,927	13	12,914
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	—	15,080	37,050
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	115,781	358,786	292,122
Guggenheim VT Long Short Equity (AdvantEdge)	1,609	1,282	15,343
Guggenheim VT Long Short Equity (AnnuiChoice II)	17,324	1,422	60,115
Guggenheim VT Long Short Equity (AnnuiChoice)	556	2,273	5,715
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	128	8,172

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Investor Class (continued):
Guggenheim VT Long Short Equity (Grandmaster)	$2,586	$16	$2,570
Guggenheim VT Long Short Equity (IQ Annuity)	450	2,438	19,544
Guggenheim VT Long Short Equity (Pinnacle)	38,145	2,108	36,182
Guggenheim VT Long Short Equity (Pinnacle IV)	1,728	20,539	57,820
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	152	6,669
Guggenheim VT Long Short Equity (Pinnacle V)	14,795	66,674	108,513
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	12,729	76,987	145,410
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	114,726	58,523	531,672
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	25,917	447	41,295
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	230,203	13,471	558,116
iShares Barclays Intermediate Credit Bond ETF (Varoom)	36	2,164	178
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	69,994	98,599	266,527
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	18,150	74	18,076
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	284,497	15,549	320,156
iShares Barclays TIPS Bond ETF (Varoom)	1,488	90,451	124,021
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	16,015	31,197	60,799
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	2,618	11,662	3,934
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	36,206	7,246	61,453
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	1,019	2,497	15,287
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	11,191	36,871	49,358
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	31,034	30,435	46,260
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	55,855	12,935	134,414
iShares S&P 500 Growth Index ETF (Varoom)	93,532	18,397	109,363
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	31,243	100,505	488,363
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	881	10,828	8,697
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	82,844	20,845	95,081
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	1,317,240	89,134	1,834,976
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	50,135	2,485	50,719
iShares Core S&P 500 Index ETF (Varoom)	118,317	51,410	265,396
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	362,295	1,127,529	5,825,758
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	206,278	122,787	579,540
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	488,737	125,244	516,734
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	11,315,540	622,653	17,373,940
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	602,782	111,317	882,820
iShares S&P 500 Value Index ETF (Varoom)	1,448	6,268	50,274
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	12,266	60,402	306,190
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	646	19,130	21,438
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	54,159	73,659	32,290
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	622,265	77,138	872,476
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	81,844	4,951	89,548
iShares Core S&P MidCap Index ETF (Varoom)	40,339	24,385	161,790
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	83,390	385,228	1,588,945
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	65,687	43,117	203,133
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	226,663	64,090	219,337
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	3,213,615	187,995	4,916,176
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	173,021	12,219	210,359

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom)	$86,347	$22,331	$154,890
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	36,073	259,534	747,399
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	54,452	45,525	111,267
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	127,206	14,739	126,674
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	1,508,560	128,281	2,343,795
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	106,352	17,244	147,886
iShares S&P Citigroup International Treasury Bond (Varoom)	19,120	9,724	28,414
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	214,914	52,811	1,159,811
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	4,929	26,120	18,509
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	23,525	25,032	11,410
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	1,986,958	61,788	2,854,209
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	7,162	949	21,854
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	81,193	35,567	180,111
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	23,764	262,275	368,819
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	67,353	3,701	93,493
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	308,827	83,047	486,919
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	1,163	24,521	32,992
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	43,769	28,691	155,303
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	57,208	35,291	58,071
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	94,786	8,372	131,327
Vanguard Tax-Managed International ETF (Varoom)	19,936	10,427	32,886
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	79,504	143,319	900,433
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	72,395	26,728	117,085
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	88,219	13,957	89,427
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	1,707,386	88,596	2,556,020
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	59,749	5,043	81,573
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	361	2,204	8,631
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	3,950	7,378	18,987
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	19,032	2,109	61,288
Vanguard Large-Cap Index ETF (Varoom)	1,101	7,124	43,969
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	8,407	130,117	201,637
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	86,736	6,308	96,880
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	146,835	41,077	313,705
Vanguard Mega Cap Index ETF (Varoom)	27,674	2,946	27,566
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	581	2,378	10,345
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	13,774	10,357	16,344
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	9,581	12,078	62,495
Vanguard REIT Index ETF (Varoom)	2,937	55,999	49,126
Vanguard REIT Index ETF (Varoom GLWB 2)	22,972	33,534	101,382
Vanguard REIT Index ETF (Varoom GLWB 3)	48,151	42,624	38,080
Vanguard REIT Index ETF (Varoom GLWB 5)	80,876	16,575	172,153
Vanguard Total Bond Market Index ETF (Varoom)	134,296	54,748	210,083
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	1,628,187	313,060	8,226,357
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	185,266	190,396	738,025
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	377,892	100,936	365,362
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	14,339,769	413,649	20,613,691
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	699,774	47,556	1,057,154

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard VI Money Market (Varoom GLWB 2)	$532	$113	$4,504
Vanguard VI Money Market (Varoom GLWB 3)	111,590	905	110,685
Vanguard VI Money Market (Varoom GLWB 5)	48,968	1,906	66,071
Vanguard Short Term Bond ETF (Varoom)	15	2,278	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)	13,427	23,535	25,191
Vanguard Short Term Bond ETF (Varoom GLWB 5)	79,873	3,599	134,191

* - 2013 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a daily charge from the assets of the Separate Account at an annual rate. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

Contracts		Mortality and Expense %	Annual Administration Fee

1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
4	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
14	Varoom - Self Styled Option	2.55	N/A
	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

Integrity also deducts an amount quarterly or annually (GMWB) to cover the cost of any additional optional benefits available under the contracts, if elected.

Touchstone Advisors Inc., which is affiliated with Integrity, advises each of the Touchstone Variable Series Trust offered through Integrity’s variable products.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2013.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2013	68	$13.05	$887	2.68%			1.60%	20.95%
	2012	10	10.79	109	1.88%			1.60%	10.78%
	2011	10	9.74	102	1.62%			1.60%	(1.65)%
	2010	8	9.90	77	2.05%			1.60%	11.38%
	2009	4	8.89	35	5.89%			1.60%	19.80%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2013	53	15.83	842	2.26%			1.00%	21.69%
	2012	30	13.01	390	1.21%			1.00%	11.46%
	2011	67	11.67	786	1.23%			1.00%	(1.05)%
	2010	88	11.79	1,034	2.47%			1.00%	12.06%
	2009	69	10.52	731	4.58%			1.00%	20.51%
Touchstone Aggressive ETF (AnnuiChoice II)
	2013	37	18.90	702	2.57%			1.15%	21.50%
	2012	34	15.55	528	1.67%			1.15%	11.29%
	2011	45	13.98	626	1.20%			1.15%	(1.20)%
	2010	60	14.15	853	1.64%			1.15%	11.89%
	2009	49	12.64	616	2.84%			1.15%	26.43%
Touchstone Aggressive ETF (GrandMaster flex3)
	2013	103	15.04	1,556	2.49%			1.55%	21.01%
	2012	72	12.43	900	0.89%			1.55%	10.84%
	2011	252	11.22	2,823	1.38%			1.55%	(1.60)%
	2010	264	11.40	3,005	2.52%			1.55%	11.43%
	2009	209	10.23	2,141	3.63%			1.55%	19.84%
Touchstone Aggressive ETF (Grandmaster)
	2013	7	15.33	103	1.99%			1.35%	21.26%
	2012	8	12.64	107	2.00%			1.35%	11.06%
	2011	8	11.38	88	1.61%			1.35%	(1.40)%
	2010	6	11.54	68	0.75%			1.35%	11.66%
	2009	17	10.34	180	2.27%			1.35%	20.08%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Advisor Enhanced)
	2013	1	$16.98	$25	1.78%				0.80%	21.93%
Touchstone Aggressive ETF (IQ Advisor Standard)
	2013	14	17.30	243	1.92%				0.60%	22.18%
	2012	1	14.16	17	2.03%				0.60%	11.91%
	2011	1	12.66	13	1.42%				0.60%	(0.65)%
	2010	1	12.74	13	1.57%				0.60%	12.51%
	2009	1	11.32	12	3.35%				0.60%	20.99%
Touchstone Aggressive ETF (IQ Annuity)
	2013	450	15.18	6,826	2.21%				1.45%	21.14%
	2012	238	12.53	2,979	1.79%				1.45%	10.95%
	2011	274	11.30	3,090	1.36%				1.45%	(1.50)%
	2010	296	11.47	3,395	1.68%				1.45%	11.55%
	2009	300	10.28	3,089	2.49%				1.45%	19.96%
Touchstone Aggressive ETF (Pinnacle)
	2013	30	15.33	457	2.10%				1.35%	21.26%
	2012	8	12.64	105	0.71%				1.35%	11.06%
	2011	38	11.38	434	1.22%				1.35%	(1.40)%
	2010	50	11.54	577	2.73%				1.35%	11.66%
	2009	42	10.34	436	6.00%				1.35%	20.08%
Touchstone Aggressive ETF (Pinnacle IV)
	2013	50	15.18	764	1.97%				1.45%	21.14%
	2012	28	12.54	352	0.98%				1.45%	10.95%
	2011	85	11.30	960	1.14%				1.45%	(1.50)%
	2010	125	11.47	1,430	1.66%				1.45%	11.55%
	2009	158	10.28	1,626	4.03%				1.45%	19.96%
Touchstone Aggressive ETF (Pinnacle Plus)
	2013	28	14.88	411	2.17%				1.67%	20.87%
	2012	8	12.31	103	1.65%				1.67%	10.70%
	2011	11	11.12	124	0.83%				1.67%	(1.71)%
	2010	27	11.31	301	1.62%				1.67%	11.30%
	2009	28	10.17	288	2.75%				1.67%	19.69%
Touchstone Aggressive ETF (Pinnacle V)
	2013	125	18.54	2,324	2.84%				1.55%	21.01%
	2012	104	15.32	1,592	1.92%				1.55%	10.84%
	2011	104	13.83	1,432	1.53%				1.55%	(1.60)%
	2010	88	14.05	1,230	1.66%				1.55%	11.43%
	2009	72	12.61	907	5.00%				1.55%	26.08%
Touchstone Baron Small Cap Growth (Pinnacle)
	2013	31	56.60	1,778	1.38%				1.35%	38.54%
	2012	36	40.85	1,463	0.00	%(3)	15.70%	(15.70)%	1.35%	17.55%
Touchstone Baron Small Cap Growth (Pinnacle IV)
	2013	51	31.14	1,578	1.54%				1.45%	38.40%
	2012	44	22.50	998	0.00	%(3)	14.21%	(14.21)%	1.45%	17.43%
	2011	71	19.16	1,360	0.00%				1.45%	3.32%
	2010	150	18.54	2,787	0.00%				1.45%	23.12%
	2009	176	15.06	2,653	0.00%				1.45%	31.01%
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)
	2013	4	56.87	213	0.85%				1.10%	38.89%
	2012	10	40.94	417	0.00	%(3)	34.81%	(34.81)%	1.10%	11.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle V)
	2013	101	$17.04	$1,720	1.91%				1.55%	38.26%
	2012	43	12.32	535	0.00	%(3)	19.33%	(19.33)%	1.55%	17.31%
	2011	39	10.50	410	0.00%				1.55%	3.22%
	2010	65	10.18	659	0.00%				1.55%	22.99%
	2009	67	8.27	557	0.00%				1.55%	30.88%
Touchstone Baron Small Cap Growth (AdvantEdge)
	2013	35	18.80	649	1.49%				1.60%	38.19%
	2012	33	13.61	447	0.00	%(3)	15.81%	(15.81)%	1.60%	17.25%
	2011	47	11.60	544	0.00%				1.60%	3.17%
	2010	38	11.25	428	0.00%				1.60%	22.93%
	2009	20	9.15	187	0.00%				1.60%	30.84%
Touchstone Baron Small Cap Growth (AnnuiChoice II)
	2013	29	20.69	595	1.61%				1.15%	38.82%
	2012	23	14.91	340	0.00	%(3)	20.96%	(20.96)%	1.15%	17.79%
	2011	18	12.65	226	0.00%				1.15%	3.64%
	2010	17	12.21	206	0.00%				1.15%	23.49%
	2009	20	9.89	202	0.00%				1.15%	31.41%
Touchstone Baron Small Cap Growth (AnnuiChoice)
	2013	18	33.21	588	1.41%				1.00%	39.03%
	2012	19	23.89	461	0.00	%(3)	16.48%	(16.48)%	1.00%	17.97%
	2011	32	20.25	650	0.00%				1.00%	3.79%
	2010	53	19.51	1,035	0.00%				1.00%	23.68%
	2009	64	15.77	1,010	0.00%				1.00%	31.61%
Touchstone Baron Small Cap Growth (GrandMaster flex3)
	2013	19	29.03	555	1.44%				1.55%	38.26%
	2012	20	21.00	413	0.00	%(3)	18.69%	(18.69)%	1.55%	17.31%
	2011	21	17.90	373	0.00%				1.55%	3.22%
	2010	36	17.34	633	0.00%				1.55%	22.99%
	2009	58	14.10	817	0.00%				1.55%	30.88%
Touchstone Baron Small Cap Growth (Grandmaster)
	2013	16	26.39	430	1.52%				1.35%	38.54%
	2012	15	19.05	282	0.00	%(3)	17.72%	(17.72)%	1.35%	17.55%
	2011	17	16.20	272	0.00%				1.35%	3.43%
	2010	62	15.67	973	0.00%				1.35%	23.24%
	2009	66	12.71	836	0.00%				1.35%	31.14%
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)
	2013	*-	29.05	7	1.47%				0.80%	39.31%
	2012	*-	20.85	5	0.00	%(3)	18.86%	(18.86)%	0.80%	18.21%
	2011	*-	17.64	4	0.00%				0.80%	4.00%
	2010	*-	16.96	6	0.00%				0.80%	23.93%
	2009	*-	13.69	5	0.00%				0.80%	31.87%
Touchstone Baron Small Cap Growth (IQ Advisor Standard)
	2013	7	29.64	220	1.73%				0.60%	39.59%
	2012	5	21.23	99	0.00	%(3)	12.26%	(12.26)%	0.60%	18.45%
	2011	10	17.93	183	0.00%				0.60%	4.21%
	2010	17	17.20	286	0.00%				0.60%	24.18%
	2009	19	13.85	267	0.00%				0.60%	32.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (IQ Annuity)
	2013	110	$31.50	$3,468	1.54%				1.45%	38.40%
	2012	97	22.76	2,212	0.00	%(3)	15.92%	(15.92)%	1.45%	17.43%
	2011	141	19.38	2,726	0.00%				1.45%	3.32%
	2010	162	18.76	3,035	0.00%				1.45%	23.12%
	2009	166	15.24	2,528	0.00%				1.45%	31.01%
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)
	2013	2	19.01	39	2.51%				1.15%	38.82%
Touchstone Baron Small Cap Growth (Pinnacle Plus)
	2013	10	30.16	291	1.13%				1.67%	38.09%
	2012	16	21.84	355	0.00	%(3)	18.47%	(18.47)%	1.67%	17.17%
	2011	17	18.64	318	0.00%				1.67%	3.09%
	2010	30	18.08	543	0.00%				1.67%	22.84%
	2009	26	14.72	387	0.00%				1.67%	30.72%
Touchstone Conservative ETF (AdvantEdge)
	2013	35	12.26	423	1.58%				1.60%	6.76%
	2012	29	11.48	332	1.74	%(3)	3.38%	(1.64)%	1.60%	5.02%
	2011	29	10.93	319	1.89%				1.60%	1.79%
	2010	30	10.74	325	2.44%				1.60%	7.07%
	2009	19	10.03	194	7.60%				1.60%	10.03%
Touchstone Conservative ETF (AnnuiChoice II)
	2013	98	14.05	1,379	1.46%				1.15%	7.25%
	2012	98	13.10	1,281	1.66	%(3)	3.24%	(1.58)%	1.15%	5.50%
	2011	108	12.42	1,340	2.01%				1.15%	2.25%
	2010	99	12.14	1,206	2.83%				1.15%	7.56%
	2009	62	11.29	698	6.98%				1.15%	12.90%
Touchstone Conservative ETF (AnnuiChoice)
	2013	53	14.47	769	1.27%				1.00%	7.41%
	2012	69	13.47	932	1.69	%(3)	3.30%	(1.61)%	1.00%	5.66%
	2011	74	12.75	937	2.04%				1.00%	2.40%
	2010	65	12.45	814	2.32%				1.00%	7.72%
	2009	65	11.56	748	3.14%				1.00%	10.67%
Touchstone Conservative ETF (GrandMaster flex3)
	2013	39	13.75	531	1.33%				1.55%	6.82%
	2012	46	12.88	595	1.71	%(3)	3.83%	(2.12)%	1.55%	5.08%
	2011	48	12.25	588	1.72%				1.55%	1.84%
	2010	60	12.03	720	2.25%				1.55%	7.12%
	2009	31	11.23	344	3.60%				1.55%	10.06%
Touchstone Conservative ETF (Grandmaster)
	2013	11	14.01	152	2.04%				1.35%	7.04%
	2012	4	13.09	58	0.44	%(3)	0.86%	(0.42)%	1.35%	5.29%
	2011	31	12.43	389	1.38%				1.35%	2.04%
	2010	56	12.18	684	2.18%				1.35%	7.34%
	2009	58	11.35	654	3.49%				1.35%	10.28%
Touchstone Conservative ETF (IQ Advisor Standard)
	2013	11	15.49	164	1.45%				0.60%	7.85%
	2012	11	14.36	154	1.76	%(3)	3.42%	(1.66)%	0.60%	6.09%
	2011	11	13.54	143	1.93%				0.60%	2.82%
	2010	11	13.17	139	2.25%				0.60%	8.15%
	2009	11	12.17	132	3.48%				0.60%	11.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (IQ Annuity)
	2013	65	$13.88	$897	1.46%				1.45%	6.93%
	2012	64	12.98	829	1.37	%(3)	2.69%	(1.32)%	1.45%	5.18%
	2011	99	12.34	1,224	1.98%				1.45%	1.94%
	2010	94	12.11	1,141	2.00%				1.45%	7.23%
	2009	115	11.29	1,299	4.27%				1.45%	10.17%
Touchstone Conservative ETF (Pinnacle)
	2013	14	14.01	193	1.73%				1.35%	7.04%
	2012	9	13.09	122	1.28	%(3)	2.50%	(1.22)%	1.35%	5.29%
Touchstone Conservative ETF (Pinnacle IV)
	2013	54	13.88	753	1.52%				1.45%	6.93%
	2012	49	12.98	639	1.30	%(3)	2.53%	(1.23)%	1.45%	5.18%
Touchstone Conservative ETF (Pinnacle II Reduced M&E)
	2013	12	14.08	169	1.95%				1.10%	7.31%
	2012	6	13.12	75	3.40	%(3)	6.62%	(3.22)%	1.10%	2.40%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)
	2013	1	11.68	15	2.81%				1.15%	7.25%
Touchstone Conservative ETF (Pinnacle Plus)
	2013	29	13.60	396	1.73%				1.67%	6.69%
	2012	19	12.75	248	1.74	%(3)	3.40%	(1.66)%	1.67%	4.95%
	2011	20	12.15	237	2.73%				1.67%	1.71%
	2010	8	11.94	94	1.37%				1.67%	6.99%
	2009	14	11.16	156	3.64%				1.67%	9.93%
Touchstone Conservative ETF Fund (Pinnacle V)
	2013	450	13.79	6,210	1.73%				1.55%	6.82%
	2012	302	12.91	3,893	2.06	%(3)	4.01%	(1.95)%	1.55%	5.08%
Touchstone Core Bond (AdvantEdge)
	2013	15	12.19	188	3.34%				1.60%	(3.75)%
	2012	18	12.66	222	3.02	%(3)	5.84%	(2.82)%	1.60%	3.59%
	2011	19	12.22	227	3.91	%(3)	7.14%	(3.23)%	1.60%	6.72%
	2010	7	11.45	81	3.43%				1.60%	5.85%
	2009	5	10.82	59	7.69%				1.60%	13.09%
Touchstone Core Bond (AnnuiChoice II)
	2013	16	13.19	211	3.68%				1.15%	(3.31)%
	2012	15	13.64	206	2.63	%(3)	5.09%	(2.46)%	1.15%	4.07%
	2011	21	13.11	272	2.65	%(3)	4.75%	(2.10)%	1.15%	7.20%
	2010	22	12.23	273	4.44%				1.15%	6.34%
	2009	12	11.50	140	7.85%				1.15%	13.58%
Touchstone Core Bond (AnnuiChoice)
	2013	53	15.83	843	3.34%				1.00%	(3.16)%
	2012	61	16.35	994	3.25	%(3)	5.97%	(2.72)%	1.00%	4.22%
	2011	56	15.69	876	3.20	%(3)	5.77%	(2.57)%	1.00%	7.37%
	2010	39	14.61	576	3.03%				1.00%	6.50%
	2009	72	13.72	988	4.58%				1.00%	13.75%
Touchstone Core Bond (GrandMaster flex3)
	2013	21	14.07	289	3.11%				1.55%	(3.70)%
	2012	26	14.61	386	2.74	%(3)	5.29%	(2.55)%	1.55%	3.64%
	2011	34	14.09	475	3.04	%(3)	5.50%	(2.46)%	1.55%	6.77%
	2010	27	13.20	354	2.78%				1.55%	5.91%
	2009	39	12.46	491	5.01%				1.55%	13.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (Grandmaster)
	2013	114	$13.55	$1,542	3.33%				1.35%	(3.50)%
	2012	130	14.04	1,829	2.77	%(3)	5.45%	(2.68)%	1.35%	3.85%
	2011	162	13.52	2,196	4.54	%(3)	8.40%	(3.86)%	1.35%	6.99%
	2010	30	12.64	375	3.11%				1.35%	6.12%
	2009	45	11.91	537	5.53%				1.35%	13.35%
Touchstone Core Bond (IQ Advisor Standard)
	2013	12	14.33	170	3.55%				0.60%	(2.77)%
	2012	12	14.73	178	3.10	%(3)	5.98%	(2.88)%	0.60%	4.65%
	2011	12	14.08	173	2.73	%(3)	4.87%	(2.14)%	0.60%	7.80%
	2010	13	13.06	164	3.62%				0.60%	6.93%
	2009	20	12.22	240	4.51%				0.60%	14.21%
Touchstone Core Bond (IQ Annuity)
	2013	29	14.74	427	3.18%				1.45%	(3.60)%
	2012	37	15.29	563	2.95	%(3)	5.69%	(2.74)%	1.45%	3.75%
	2011	41	14.74	602	2.78	%(3)	4.95%	(2.17)%	1.45%	6.88%
	2010	40	13.79	547	3.75%				1.45%	6.01%
	2009	42	13.01	546	4.48%				1.45%	13.23%
Touchstone Core Bond (Pinnacle)
	2013	41	14.37	595	3.47%				1.35%	(3.50)%
	2012	47	14.89	695	2.97	%(3)	5.80%	(2.83)%	1.35%	3.85%
Touchstone Core Bond (Pinnacle IV)
	2013	216	14.20	3,065	3.02%				1.45%	(3.60)%
	2012	298	14.73	4,384	2.83	%(3)	5.53%	(2.70)%	1.45%	3.75%
Touchstone Core Bond (Pinnacle Plus Reduced M&E)
	2013	3	10.62	28	6.42%				1.15%	(3.31)%
Touchstone Core Bond (Pinnacle Plus)
	2013	33	12.97	426	3.31%				1.67%	(3.81)%
	2012	38	13.49	519	2.59	%(3)	5.02%	(2.43)%	1.67%	3.52%
	2011	54	13.03	702	3.40	%(3)	6.20%	(2.80)%	1.67%	6.64%
	2010	32	12.22	395	3.98%				1.67%	5.78%
	2009	29	11.55	333	3.89%				1.67%	12.98%
Touchstone Core Bond (PinnacleV)
	2013	370	12.54	4,645	3.66%				1.55%	(3.70)%
	2012	353	13.02	4,599	3.22	%(3)	6.19%	(2.97)%	1.55%	3.64%
Touchstone GMAB Aggressive ETF (AnnuiChoice II)
	2013	13	18.37	232	2.64%				1.75%	20.77%
	2012	13	15.21	195	1.90%				1.75%	10.61%
	2011	13	13.75	179	1.40%				1.75%	(1.79)%
	2010	13	14.00	185	1.65%				1.75%	11.21%
	2009	13	12.59	170	3.33%				1.75%	25.90%
Touchstone GMAB Aggressive ETF (Pinnacle IV)
	2013	39	18.11	712	2.54%				2.05%	20.40%
	2012	43	15.04	647	1.91%				2.05%	10.27%
	2011	43	13.64	588	1.38%				2.05%	(2.09)%
	2010	45	13.93	623	1.63%				2.05%	10.87%
	2009	46	12.56	574	3.33%				2.05%	25.64%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V)
	2013	41	$18.02	$740	2.65%				2.15%	20.28%
	2012	42	14.98	622	1.90%				2.15%	10.16%
	2011	42	13.60	571	1.35%				2.15%	(2.19)%
	2010	46	13.91	637	1.60%				2.15%	10.76%
	2009	48	12.55	602	3.30%				2.15%	25.55%
Touchstone GMAB Conservative ETF (AnnuiChoice II)
	2013	18	13.65	252	1.38%				1.75%	6.60%
	2012	20	12.81	262	1.69	%(3)	3.30%	(1.61)%	1.75%	4.86%
	2011	22	12.22	264	1.90%				1.75%	1.63%
	2010	22	12.02	265	2.21%				1.75%	6.90%
	2009	24	11.24	273	4.77%				1.75%	12.43%
Touchstone GMAB Conservative ETF (Pinnacle IV)
	2013	44	13.46	595	1.42%				2.05%	6.28%
	2012	46	12.67	583	1.62	%(3)	3.15%	(1.53)%	2.05%	4.54%
	2011	53	12.12	642	1.88%				2.05%	1.32%
	2010	55	11.96	664	2.24%				2.05%	6.58%
	2009	59	11.22	657	4.61%				2.05%	12.19%
Touchstone GMAB Conservative ETF (Pinnacle V)
	2013	44	13.40	590	1.44%				2.15%	6.17%
	2012	45	12.62	565	1.74	%(3)	3.38%	(1.64)%	2.15%	4.43%
	2011	45	12.08	541	1.92%				2.15%	1.22%
	2010	45	11.94	535	2.13%				2.15%	6.47%
	2009	48	11.21	536	4.66%				2.15%	12.11%
Touchstone GMAB Moderate ETF (AnnuiChoice II)
	2013	2	16.17	30	1.94%				1.75%	14.29%
	2012	2	14.15	26	2.04%				1.75%	8.01%
	2011	2	13.10	24	2.05%				1.75%	0.06%
	2010	2	13.09	24	2.25%				1.75%	9.31%
	2009	2	11.97	22	4.71%				1.75%	19.74%
Touchstone GMAB Moderate ETF (AnnuiChoice)
	2013	2	16.28	40	1.91%				1.60%	14.46%
	2012	3	14.23	36	2.00%				1.60%	8.18%
	2011	3	13.15	34	2.02%				1.60%	0.21%
	2010	3	13.12	36	2.18%				1.60%	9.48%
	2009	3	11.99	34	4.71%				1.60%	19.87%
Touchstone GMAB Moderate ETF (Pinnacle IV)
	2013	66	15.94	1,055	1.88%				2.05%	13.94%
	2012	72	13.99	1,008	1.85%				2.05%	7.68%
	2011	87	12.99	1,128	1.98%				2.05%	(0.24)%
	2010	93	13.02	1,217	2.24%				2.05%	8.98%
	2009	94	11.95	1,124	4.69%				2.05%	19.49%
Touchstone GMAB Moderate ETF(Pinnacle V)
	2013	57	15.86	910	1.82%				2.15%	13.82%
	2012	65	13.93	908	1.72%				2.15%	7.57%
	2011	90	12.95	1,163	2.03%				2.15%	(0.35)%
	2010	92	13.00	1,190	2.24%				2.15%	8.87%
	2009	90	11.94	1,076	4.68%				2.15%	19.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (AdvantEdge)
	2013	91	$14.73	$1,345	12.89%			1.60%	3.07%
	2012	79	14.29	1,132	6.55%			1.60%	11.62%
	2011	100	12.81	1,280	8.79%			1.60%	4.39%
	2010	92	12.27	1,133	14.04%			1.60%	10.85%
	2009	16	11.07	177	38.45%			1.60%	44.33%
Touchstone High Yield (AnnuiChoice II)
	2013	11	15.53	164	15.30%			1.15%	3.54%
	2012	8	15.00	119	6.37%			1.15%	12.14%
	2011	11	13.37	142	8.43%			1.15%	4.87%
	2010	12	12.75	158	10.14%			1.15%	11.36%
	2009	10	11.45	114	4.80%			1.15%	44.95%
Touchstone High Yield (AnnuiChoice)
	2013	12	22.33	274	11.97%			1.00%	3.70%
	2012	16	21.53	336	7.47%			1.00%	12.31%
	2011	15	19.17	291	7.83%			1.00%	5.03%
	2010	21	18.26	375	8.29%			1.00%	11.53%
	2009	28	16.37	462	7.68%			1.00%	45.17%
Touchstone High Yield (GrandMaster flex3)
	2013	13	20.13	269	10.49%			1.55%	3.12%
	2012	21	19.52	409	3.66%			1.55%	11.68%
	2011	66	17.48	1,151	11.48%			1.55%	4.45%
	2010	39	16.73	647	8.37%			1.55%	10.91%
	2009	42	15.09	640	2.84%			1.55%	44.37%
Touchstone High Yield (Grandmaster)
	2013	17	16.91	286	14.99%			1.35%	3.33%
	2012	13	16.36	218	4.34%			1.35%	11.91%
	2011	33	14.62	484	12.74%			1.35%	4.66%
	2010	14	13.97	197	7.64%			1.35%	11.13%
	2009	15	12.57	189	4.11%			1.35%	44.66%
Touchstone High Yield (IQ Annuity)
	2013	26	20.89	541	13.93%			1.45%	3.23%
	2012	25	20.23	500	5.76%			1.45%	11.79%
	2011	40	18.10	729	10.46%			1.45%	4.55%
	2010	30	17.31	521	3.90%			1.45%	11.02%
	2009	95	15.59	1,484	8.52%			1.45%	44.51%
Touchstone High Yield (Pinnacle)
	2013	29	20.41	599	13.31%			1.35%	3.33%
	2012	35	19.75	692	4.97%			1.35%	11.91%
	2011	71	17.65	1,253	8.14%			1.35%	4.66%
	2010	89	16.86	1,507	8.53%			1.35%	11.13%
	2009	108	15.17	1,633	5.04%			1.35%	44.66%
Touchstone High Yield (Pinnacle IV)
	2013	48	20.17	977	4.03%			1.45%	3.23%
	2012	278	19.54	5,433	7.76%			1.45%	11.79%
	2011	248	17.48	4,341	6.91%			1.45%	4.55%
	2010	414	16.72	6,923	9.00%			1.45%	11.02%
	2009	437	15.06	6,574	7.25%			1.45%	44.51%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (Pinnacle II Reduced M&E)
	2013	*-	$20.51	$6	13.44%			1.10%	3.59%
	2012	*-	19.80	5	13.96%			1.10%	8.50%
Touchstone High Yield (Pinnacle Plus Reduced M&E)
	2013	2	12.22	26	26.44%			1.15%	3.54%
Touchstone High Yield (Pinnacle Plus)
	2013	15	17.49	254	11.34%			1.67%	3.00%
	2012	20	16.99	339	8.10%			1.67%	11.54%
	2011	16	15.23	245	7.10%			1.67%	4.32%
	2010	26	14.60	374	7.82%			1.67%	10.77%
	2009	40	13.18	524	7.60%			1.67%	44.19%
Touchstone High Yield (PinnacleV)
	2013	95	13.90	1,315	3.05%			1.55%	3.12%
	2012	748	13.48	10,079	8.71%			1.55%	11.68%
	2011	503	12.07	6,067	7.58%			1.55%	4.45%
	2010	716	11.56	8,272	10.88%			1.55%	10.91%
	2009	473	10.42	4,928	9.41%			1.55%	44.37%
Touchstone Large Cap Core Equity (AdvantEdge)
	2013	47	13.56	635	1.34%			1.60%	29.42%
	2012	62	10.48	648	1.69%			1.60%	10.27%
	2011	61	9.50	581	2.47%			1.60%	1.38%
	2010	26	9.37	248	4.14%			1.60%	10.41%
	2009	1	8.49	11	3.89%			1.60%	22.11%
Touchstone Large Cap Core Equity (AnnuiChoice II)
	2013	40	14.59	582	1.67%			1.15%	30.01%
	2012	32	11.22	358	1.73%			1.15%	10.78%
	2011	30	10.13	302	1.99%			1.15%	1.84%
	2010	23	9.95	232	1.82%			1.15%	10.91%
	2009	25	8.97	222	1.64%			1.15%	22.64%
Touchstone Large Cap Core Equity (AnnuiChoice)
	2013	37	15.77	584	1.33%			1.00%	30.21%
	2012	51	12.11	620	1.56%			1.00%	10.95%
	2011	59	10.91	648	1.30%			1.00%	1.99%
	2010	103	10.70	1,102	1.74%			1.00%	11.08%
	2009	127	9.63	1,222	1.53%			1.00%	22.82%
Touchstone Large Cap Core Equity (GrandMaster flex3)
	2013	8	15.96	127	1.09%			1.55%	29.48%
	2012	15	12.33	188	1.16%			1.55%	10.33%
	2011	30	11.17	332	1.44%			1.55%	1.43%
	2010	43	11.01	478	1.72%			1.55%	10.46%
	2009	52	9.97	521	1.41%			1.55%	22.14%
Touchstone Large Cap Core Equity (Grandmaster)
	2013	4	16.59	71	1.36%			1.35%	29.75%
	2012	5	12.78	70	1.79%			1.35%	10.55%
	2011	5	11.56	55	0.15%			1.35%	1.63%
	2010	112	11.38	1,270	1.78%			1.35%	10.69%
	2009	131	10.28	1,343	2.71%			1.35%	22.39%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Advisor Standard)
	2013	1	$17.30	$11	0.89%			0.60%	30.73%
	2012	2	13.24	22	1.65%			0.60%	11.40%
	2011	2	11.88	20	1.74%			0.60%	2.40%
	2010	2	11.60	20	1.86%			0.60%	11.53%
	2009	2	10.40	19	1.34%			0.60%	23.32%
Touchstone Large Cap Core Equity (IQ Annuity)
	2013	26	15.22	395	1.39%			1.45%	29.61%
	2012	32	11.74	371	1.49%			1.45%	10.44%
	2011	40	10.63	425	1.52%			1.45%	1.53%
	2010	54	10.47	561	1.52%			1.45%	10.57%
	2009	76	9.47	724	1.26%			1.45%	22.27%
Touchstone Large Cap Core Equity (Pinnacle)
	2013	415	17.29	7,172	1.45%			1.35%	29.75%
	2012	467	13.32	6,227	1.51%			1.35%	10.55%
	2011	570	12.05	6,869	1.65%			1.35%	1.63%
	2010	657	11.86	7,790	1.78%			1.35%	10.69%
	2009	762	10.71	8,169	1.31%			1.35%	22.39%
Touchstone Large Cap Core Equity (Pinnacle IV)
	2013	210	17.08	3,586	1.30%			1.45%	29.61%
	2012	272	13.18	3,592	1.68%			1.45%	10.44%
	2011	270	11.94	3,225	1.09%			1.45%	1.53%
	2010	613	11.76	7,200	1.90%			1.45%	10.58%
	2009	516	10.63	5,487	1.73%			1.45%	22.27%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)
	2013	25	17.37	439	1.63%			1.10%	30.07%
	2012	22	13.35	290	3.19%			1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus)
	2013	20	17.52	358	1.33%			1.67%	29.33%
	2012	27	13.55	370	1.59%			1.67%	10.19%
	2011	30	12.30	372	1.24%			1.67%	1.30%
	2010	56	12.14	681	2.03%			1.67%	10.33%
	2009	46	11.00	506	1.69%			1.67%	21.99%
Touchstone Large Cap Core Equity (PinnacleV)
	2013	621	11.81	7,334	1.33%			1.55%	29.48%
	2012	719	9.12	6,560	1.91%			1.55%	10.33%
	2011	536	8.27	4,431	1.64%			1.55%	1.43%
	2010	618	8.15	5,041	2.50%			1.55%	10.46%
	2009	218	7.38	1,610	1.63%			1.55%	22.14%
Touchstone Mid Cap Growth (AdvantEdge)
	2013	6	14.39	84	0.00%			1.60%	32.66%
	2012	3	10.85	34	0.00%			1.60%	18.01%
	2011	3	9.19	29	0.10%			1.60%	(12.74)%
	2010	16	10.53	173	1.10%			1.60%	19.68%
	2009	2	8.80	21	0.12%			1.60%	36.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice II)
	2013	88	$16.69	$1,475	0.00%			1.15%	33.26%
	2012	95	12.53	1,187	0.00%			1.15%	18.55%
	2011	99	10.57	1,046	0.32%			1.15%	(12.35)%
	2010	105	12.05	1,262	0.23%			1.15%	20.23%
	2009	106	10.03	1,061	0.12%			1.15%	37.39%
Touchstone Mid Cap Growth (AnnuiChoice)
	2013	69	24.77	1,698	0.00%			1.00%	33.47%
	2012	87	18.56	1,622	0.00%			1.00%	18.73%
	2011	100	15.63	1,562	0.31%			1.00%	(12.21)%
	2010	115	17.81	2,040	0.21%			1.00%	20.41%
	2009	139	14.79	2,054	0.09%			1.00%	37.60%
Touchstone Mid Cap Growth (GrandMaster flex3)
	2013	9	23.78	214	0.00%			1.55%	32.73%
	2012	29	17.92	524	0.00%			1.55%	18.07%
	2011	7	15.17	113	0.27%			1.55%	(12.70)%
	2010	11	17.38	187	0.17%			1.55%	19.74%
	2009	26	14.52	380	0.10%			1.55%	36.84%
Touchstone Mid Cap Growth (Grandmaster)
	2013	8	21.29	168	0.00%			1.35%	32.99%
	2012	8	16.01	134	0.00%			1.35%	18.31%
	2011	4	13.53	50	0.28%			1.35%	(12.52)%
	2010	5	15.47	79	0.12%			1.35%	19.99%
	2009	10	12.89	133	0.09%			1.35%	37.11%
Touchstone Mid Cap Growth (IQ Advisor Standard)
	2013	*-	23.04	6	0.00%			0.60%	34.00%
	2012	*-	17.20	5	0.00%			0.60%	19.21%
	2011	*-	14.42	4	0.34%			0.60%	(11.86)%
	2010	*-	16.36	4	0.23%			0.60%	20.90%
	2009	*-	13.54	4	0.02%			0.60%	38.16%
Touchstone Mid Cap Growth (IQ Annuity)
	2013	40	24.33	978	0.00%			1.45%	32.86%
	2012	39	18.31	706	0.00%			1.45%	18.19%
	2011	38	15.50	593	0.32%			1.45%	(12.61)%
	2010	40	17.73	715	0.22%			1.45%	19.86%
	2009	47	14.79	700	0.10%			1.45%	36.97%
Touchstone Mid Cap Growth (Pinnacle)
	2013	26	24.43	628	0.00%			1.35%	32.99%
	2012	31	18.37	576	0.00%			1.35%	18.31%
	2011	40	15.53	622	0.31%			1.35%	(12.52)%
	2010	44	17.75	787	0.22%			1.35%	19.99%
	2009	50	14.79	738	0.09%			1.35%	37.11%
Touchstone Mid Cap Growth (Pinnacle IV)
	2013	84	24.14	2,029	0.00%			1.45%	32.86%
	2012	86	18.17	1,555	0.00%			1.45%	18.19%
	2011	82	15.37	1,254	0.29%			1.45%	(12.61)%
	2010	101	17.59	1,782	0.21%			1.45%	19.86%
	2009	136	14.68	1,998	0.10%			1.45%	36.97%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)
	2013	*-	$24.54	$8	0.00%			1.10%	33.33%
	2012	*-	18.41	6	0.00%			1.10%	3.03%
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)
	2013	2	15.00	37	0.00%			1.15%	33.26%
	2011	*-	9.50	*-	0.00%			1.15%	(12.35)%
	2010	*-	10.83	3	1.35%			1.15%	8.33%
Touchstone Mid Cap Growth (Pinnacle Plus)
	2013	14	24.53	350	0.00%			1.67%	32.56%
	2012	20	18.51	362	0.00%			1.67%	17.92%
	2011	29	15.69	449	0.37%			1.67%	(12.81)%
	2010	23	18.00	414	0.19%			1.67%	19.60%
	2009	28	15.05	427	0.11%			1.67%	36.67%
Touchstone Mid Cap Growth (PinnacleV)
	2013	183	13.55	2,478	0.00%			1.55%	32.73%
	2012	143	10.21	1,459	0.00%			1.55%	18.07%
	2011	142	8.65	1,229	0.36%			1.55%	(12.70)%
	2010	123	9.90	1,219	0.25%			1.55%	19.74%
	2009	92	8.27	759	0.12%			1.55%	36.84%
Touchstone Moderate ETF (AdvantEdge)
	2013	86	12.86	1,106	1.92%			1.60%	14.46%
	2012	89	11.23	999	2.04%			1.60%	8.18%
	2011	90	10.38	933	2.49%			1.60%	0.21%
	2010	58	10.36	605	2.79%			1.60%	9.48%
	2009	38	9.46	363	6.97%			1.60%	15.59%
Touchstone Moderate ETF (AnnuiChoice II)
	2013	180	12.95	2,332	1.88%			1.15%	14.98%
	2012	194	11.26	2,183	1.96%			1.15%	8.67%
	2011	212	10.36	2,201	2.08%			1.15%	0.67%
	2010	208	10.29	2,145	2.36%			1.15%	9.98%
	2009	180	9.36	1,682	6.02%			1.15%	16.10%
Touchstone Moderate ETF (AnnuiChoice)
	2013	163	15.42	2,508	1.63%			1.00%	15.16%
	2012	232	13.39	3,103	1.86%			1.00%	8.84%
	2011	280	12.30	3,446	1.97%			1.00%	0.82%
	2010	306	12.20	3,736	2.17%			1.00%	10.14%
	2009	313	11.08	3,464	3.07%			1.00%	16.27%
Touchstone Moderate ETF (GrandMaster flex3)
	2013	125	14.65	1,824	1.91%			1.55%	14.52%
	2012	129	12.79	1,649	1.68%			1.55%	8.23%
	2011	187	11.82	2,206	1.86%			1.55%	0.26%
	2010	226	11.79	2,667	1.84%			1.55%	9.53%
	2009	366	10.76	3,936	2.94%			1.55%	15.63%
Touchstone Moderate ETF (Grandmaster)
	2013	16	14.93	236	2.25%			1.35%	14.75%
	2012	11	13.01	147	1.79%			1.35%	8.45%
	2011	18	11.99	214	1.91%			1.35%	0.47%
	2010	21	11.94	246	2.08%			1.35%	9.75%
	2009	21	10.88	230	2.02%			1.35%	15.86%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (IQ Advisor Enhanced)
	2013	3	$16.39	$48	1.95%				0.80%	15.39%
	2012	3	14.21	42	2.05%				0.80%	9.06%
	2011	3	13.03	38	1.91%				0.80%	1.03%
	2010	3	12.89	44	2.26%				0.80%	10.36%
	2009	3	11.68	40	3.41%				0.80%	16.51%
Touchstone Moderate ETF (IQ Advisor Standard)
	2013	5	16.71	87	1.47%				0.60%	15.62%
	2012	9	14.45	129	2.02%				0.60%	9.28%
	2011	9	13.22	121	2.07%				0.60%	1.23%
	2010	9	13.06	120	1.99%				0.60%	10.59%
	2009	11	11.81	126	3.55%				0.60%	16.74%
Touchstone Moderate ETF (IQ Annuity)
	2013	134	14.79	1,986	1.85%				1.45%	14.64%
	2012	149	12.90	1,923	1.95%				1.45%	8.34%
	2011	164	11.91	1,955	1.87%				1.45%	0.37%
	2010	198	11.86	2,346	2.13%				1.45%	9.64%
	2009	216	10.82	2,340	3.26%				1.45%	15.74%
Touchstone Moderate ETF (Pinnacle)
	2013	33	14.93	499	1.83%				1.35%	14.75%
	2012	38	13.01	495	1.80%				1.35%	8.45%
	2011	49	11.99	584	1.89%				1.35%	0.47%
	2010	57	11.94	685	1.38%				1.35%	9.75%
	2009	123	10.88	1,332	2.95%				1.35%	15.86%
Touchstone Moderate ETF (Pinnacle IV)
	2013	236	14.79	3,492	1.84%				1.45%	14.64%
	2012	266	12.90	3,437	1.91%				1.45%	8.34%
	2011	305	11.91	3,627	1.81%				1.45%	0.37%
	2010	390	11.86	4,624	2.18%				1.45%	9.64%
	2009	418	10.82	4,519	4.00%				1.45%	15.74%
Touchstone Moderate ETF (Pinnacle Plus)
	2013	27	14.49	395	1.81%				1.67%	14.38%
	2012	32	12.67	402	1.75%				1.67%	8.10%
	2011	43	11.72	500	1.63%				1.67%	0.14%
	2010	65	11.70	765	2.07%				1.67%	9.40%
	2009	75	10.70	799	3.63%				1.67%	15.49%
Touchstone Moderate ETF (Pinnacle V)
	2013	317	12.65	4,017	1.84%				1.55%	14.52%
	2012	357	11.05	3,942	2.01%				1.55%	8.23%
	2011	364	10.21	3,721	2.13%				1.55%	0.26%
	2010	344	10.18	3,504	2.57%				1.55%	9.53%
	2009	243	9.30	2,255	6.43%				1.55%	15.63%
Touchstone Money Market (AdvantEdge)
	2013	87	9.43	817	0.03%				1.60%	(1.59)%
	2012	6	9.59	56	0.02%				1.60%	(1.60)%
	2011	99	9.74	960	0.01%				1.60%	(1.58)%
	2010	142	9.90	1,408	0.01	%(3)	0.21%	(0.20)%	1.60%	(1.42)%
	2009	135	10.04	1,356	0.55%				1.60%	(0.71)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (AnnuiChoice II)
	2013	191	$9.53	$1,816	0.01%				1.15%	(1.14)%
	2012	51	9.64	491	0.01%				1.15%	(1.15)%
	2011	197	9.75	1,917	0.01%				1.15%	(1.13)%
	2010	198	9.86	1,953	0.02	%(3)	0.17%	(0.15)%	1.15%	(0.97)%
	2009	260	9.96	2,591	0.54%				1.15%	(0.42)%
Touchstone Money Market (AnnuiChoice)
	2013	96	11.04	1,060	0.01%				1.00%	(0.99)%
	2012	91	11.15	1,012	0.01%				1.00%	(0.99)%
	2011	123	11.26	1,384	0.01%				1.00%	(0.98)%
	2010	152	11.37	1,729	0.02	%(3)	0.16%	(0.14)%	1.00%	(0.82)%
	2009	256	11.47	2,938	0.65%				1.00%	(0.12)%
Touchstone Money Market (GrandMaster flex3)
	2013	131	10.21	1,339	0.02%				1.55%	(1.54)%
	2012	134	10.37	1,394	0.01%				1.55%	(1.55)%
	2011	121	10.53	1,275	0.01	%(3)	0.02%	(0.01)%	1.55%	(1.53)%
	2010	131	10.70	1,405	0.02	%(3)	0.14%	(0.12)%	1.55%	(1.37)%
	2009	182	10.84	1,969	0.67%				1.55%	(0.68)%
Touchstone Money Market (Grandmaster)
	2013	320	10.46	3,345	0.01%				1.35%	(1.34)%
	2012	290	10.60	3,069	0.01%				1.35%	(1.35)%
	2011	306	10.74	3,287	0.01%				1.35%	(1.33)%
	2010	363	10.89	3,951	0.02	%(3)	0.16%	(0.14)%	1.35%	(1.17)%
	2009	517	11.02	5,700	0.97%				1.35%	(0.48)%
Touchstone Money Market (IQ Annuity)
	2013	21	10.40	217	0.02%				1.45%	(1.44)%
	2012	20	10.55	207	0.01%				1.45%	(1.45)%
	2011	44	10.71	476	0.01	%(3)	0.02%	(0.01)%	1.45%	(1.43)%
	2010	8	10.86	87	0.01	%(3)	0.05%	(0.04)%	1.45%	(1.27)%
	2009	27	11.00	302	0.95%				1.45%	(0.58)%
Touchstone Money Market (IQ3)
	2013	197	10.40	2,045	0.01%				1.45%	(1.44)%
	2012	416	10.55	4,395	0.01%				1.45%	(1.45)%
	2011	282	10.71	3,020	0.01	%(3)	0.02%	(0.01)%	1.45%	(1.43)%
	2010	327	10.86	3,554	0.02	%(3)	0.17%	(0.15)%	1.45%	(1.27)%
	2009	412	11.00	4,528	0.59%				1.45%	10.02%
Touchstone Money Market (Pinnacle)
	2013	221	10.45	2,308	0.01%				1.35%	(1.34)%
	2012	287	10.60	3,039	0.01%				1.35%	(1.35)%
	2011	321	10.74	3,451	0.01%				1.35%	(1.33)%
	2010	430	10.89	4,684	0.02	%(3)	0.16%	(0.14)%	1.35%	(1.17)%
	2009	632	11.01	6,956	0.98%				1.35%	(0.48)%
Touchstone Money Market (Pinnacle IV)
	2013	574	10.33	5,933	0.01%				1.45%	(1.44)%
	2012	280	10.48	2,931	0.01%				1.45%	(1.45)%
	2011	504	10.64	5,359	0.01%				1.45%	(1.43)%
	2010	428	10.79	4,617	0.02	%(3)	0.16%	(0.14)%	1.45%	(1.27)%
	2009	631	10.93	6,901	0.66%				1.45%	(0.58)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle II Reduced M&E)
	2013	3	$10.50	$31	0.01%				1.10%	(1.09)%
	2012	6	10.62	65	0.02%				1.10%	(0.95)%
Touchstone Money Market (Pinnacle Plus Reduced M&E)
	2013	*-	9.64	1	0.00%				1.15%	(1.14)%
Touchstone Money Market (Pinnacle Plus)
	2013	93	9.30	867	0.01%				1.67%	(1.66)%
	2012	105	9.45	992	0.01%				1.67%	(1.67)%
	2011	128	9.61	1,228	0.01%				1.67%	(1.65)%
	2010	175	9.77	1,711	0.02	%(3)	0.17%	(0.15)%	1.67%	(1.49)%
	2009	278	9.92	2,759	0.58%				1.67%	(0.78)%
Touchstone Money Market (Pinnacle V)
	2013	1,110	9.35	10,381	0.01%				1.55%	(1.54)%
	2012	236	9.50	2,238	0.00%				1.55%	(1.55)%
	2011	642	9.64	6,188	0.01%				1.55%	(1.53)%
	2010	335	9.79	3,278	0.01	%(3)	0.17%	(0.16)%	1.55%	(1.37)%
	2009	223	9.93	2,214	0.60%				1.55%	(0.70)%
Touchstone Third Avenue Value (AdvantEdge)
	2013	14	11.83	167	2.42%				1.60%	22.37%
	2012	39	9.67	382	0.00%				1.60%	18.77%
	2011	67	8.14	542	2.27%				1.60%	(16.67)%
	2010	70	9.77	684	7.15%				1.60%	18.28%
	2009	62	8.26	513	6.33%				1.60%	29.31%
Touchstone Third Avenue Value (AnnuiChoice II)
	2013	71	12.24	874	4.15%				1.15%	22.93%
	2012	80	9.96	799	0.00%				1.15%	19.32%
	2011	97	8.35	808	2.28%				1.15%	(16.28)%
	2010	101	9.97	1,008	6.41%				1.15%	18.82%
	2009	107	8.39	895	2.45%				1.15%	29.88%
Touchstone Third Avenue Value (AnnuiChoice)
	2013	79	23.08	1,831	4.03%				1.00%	23.11%
	2012	96	18.75	1,792	0.00%				1.00%	19.50%
	2011	120	15.69	1,881	1.96%				1.00%	(16.16)%
	2010	162	18.71	3,039	5.99%				1.00%	19.00%
	2009	206	15.72	3,245	1.80%				1.00%	30.07%
Touchstone Third Avenue Value (GrandMaster flex3)
	2013	31	18.69	581	4.04%				1.55%	22.43%
	2012	37	15.27	563	0.00%				1.55%	18.84%
	2011	45	12.85	575	1.91%				1.55%	(16.62)%
	2010	63	15.41	972	3.85%				1.55%	18.34%
	2009	141	13.02	1,832	1.88%				1.55%	29.35%
Touchstone Third Avenue Value (Grandmaster)
	2013	44	17.75	777	3.86%				1.35%	22.68%
	2012	57	14.47	822	0.00%				1.35%	19.08%
	2011	67	12.15	818	2.15%				1.35%	(16.45)%
	2010	78	14.54	1,137	6.05%				1.35%	18.58%
	2009	99	12.27	1,214	2.06%				1.35%	29.61%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (IQ Advisor Enhanced)
	2013	*-	$18.24	$1	4.40%			0.80%	23.36%
	2012	*-	14.79	1	0.00%			0.80%	19.74%
	2011	*-	12.35	1	0.82%			0.80%	(15.99)%
	2010	*-	14.70	5	6.72%			0.80%	19.24%
	2009	*-	12.33	4	2.16%			0.80%	30.34%
Touchstone Third Avenue Value (IQ Advisor Standard)
	2013	19	18.61	354	3.97%			0.60%	23.61%
	2012	24	15.06	356	0.00%			0.60%	19.99%
	2011	28	12.55	354	1.72%			0.60%	(15.82)%
	2010	47	14.91	703	6.52%			0.60%	19.48%
	2009	49	12.48	611	2.01%			0.60%	30.60%
Touchstone Third Avenue Value (IQ Annuity)
	2013	118	19.94	2,360	4.18%			1.45%	22.55%
	2012	131	16.27	2,133	0.00%			1.45%	18.96%
	2011	150	13.68	2,045	2.13%			1.45%	(16.54)%
	2010	175	16.39	2,876	6.19%			1.45%	18.46%
	2009	208	13.83	2,872	2.03%			1.45%	29.48%
Touchstone Third Avenue Value (Pinnacle)
	2013	88	60.47	5,336	4.00%			1.35%	22.68%
	2012	107	49.30	5,285	0.00%			1.35%	19.08%
	2011	136	41.40	5,611	2.09%			1.35%	(16.45)%
	2010	165	49.55	8,165	6.29%			1.35%	18.58%
	2009	189	41.79	7,887	1.95%			1.35%	29.61%
Touchstone Third Avenue Value (Pinnacle IV)
	2013	132	20.03	2,643	3.68%			1.45%	22.55%
	2012	188	16.34	3,076	0.00%			1.45%	18.96%
	2011	219	13.74	3,014	1.90%			1.45%	(16.54)%
	2010	311	16.46	5,122	6.01%			1.45%	18.46%
	2009	391	13.90	5,438	1.97%			1.45%	29.48%
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)
	2013	10	60.76	596	4.89%			1.10%	22.99%
	2012	8	49.40	372	0.00%			1.10%	4.25%
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)
	2013	2	13.45	33	7.95%			1.15%	22.93%
Touchstone Third Avenue Value (Pinnacle Plus)
	2013	44	21.01	927	4.12%			1.67%	22.28%
	2012	50	17.18	863	0.00%			1.67%	18.69%
	2011	54	14.48	777	2.07%			1.67%	(16.72)%
	2010	66	17.38	1,149	6.21%			1.67%	18.20%
	2009	73	14.71	1,074	2.13%			1.67%	29.19%
Touchstone Third Avenue Value (Pinnacle V)
	2013	60	10.10	603	4.40%			1.55%	22.43%
	2012	59	8.25	487	0.00%			1.55%	18.84%
	2011	115	6.94	801	2.16%			1.55%	(16.62)%
	2010	133	8.32	1,103	6.42%			1.55%	18.34%
	2009	137	7.03	961	2.23%			1.55%	29.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)
	2013	108	$13.61	$1,463	3.39%				1.35%	18.05%
	2012	135	11.53	1,558	1.58	%(3)	6.69%	(5.11)%	1.35%	13.51%
	2011	171	10.16	1,732	1.63	%(3)	1.89%	(0.26)%	1.35%	(4.91)%
	2010	187	10.68	1,995	2.36	%(3)	3.04%	(0.68)%	1.35%	6.82%
Fidelity VIP Balanced (Pinnacle II Reduced M&E)
	2013	*-	13.68	6	3.77%				1.10%	18.34%
	2012	*-	11.56	5	3.36	%(3)	6.18%	(2.82)%	1.10%	3.47%
Fidelity VIP Overseas (Pinnacle)
	2013	21	10.24	216	1.58%				1.35%	28.68%
	2012	27	7.96	217	1.76	%(3)	2.06%	(0.30)%	1.35%	19.10%
	2011	37	6.68	250	1.33	%(3)	1.55%	(0.22)%	1.35%	(18.28)%
	2010	46	8.18	373	1.27	%(3)	1.44%	(0.17)%	1.35%	11.59%
	2009	58	7.33	425	2.13	%(3)	2.46%	(0.33)%	1.35%	24.82%
Fidelity VIP Overseas (Pinnacle IV)
	2013	12	10.17	121	1.62%				1.45%	28.55%
	2012	15	7.91	115	1.57	%(3)	1.85%	(0.28)%	1.45%	18.98%
	2011	24	6.65	160	1.26	%(3)	1.48%	(0.22)%	1.45%	(18.36)%
	2010	32	8.15	261	1.24	%(3)	1.41%	(0.17)%	1.45%	11.48%
	2009	48	7.31	350	2.01	%(3)	2.33%	(0.32)%	1.45%	24.70%
Fidelity VIP Equity-Income (Grandmaster)
	2013	148	69.80	10,321	4.68%				1.35%	26.42%
	2012	164	55.21	9,035	3.06	%(3)	9.43%	(6.37)%	1.35%	15.72%
	2011	188	47.71	8,963	2.44%				1.35%	(0.39)%
	2010	212	47.90	10,150	1.75%				1.35%	13.60%
	2009	245	42.17	10,341	2.18%				1.35%	28.45%
Fidelity VIP Equity-Income (Pinnacle)
	2013	134	20.15	2,701	4.59%				1.35%	26.42%
	2012	155	15.94	2,474	3.00	%(3)	9.38%	(6.38)%	1.35%	15.72%
	2011	184	13.78	2,541	2.33%				1.35%	(0.39)%
	2010	226	13.83	3,124	1.71%				1.35%	13.60%
	2009	293	12.17	3,572	2.27%				1.35%	28.45%
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)
	2013	3	20.25	52	4.84%				1.10%	26.74%
	2012	3	15.98	41	6.08	%(3)	13.67%	(7.59)%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster)
	2013	87	85.02	7,397	0.34%				1.35%	34.50%
	2012	103	63.22	6,526	0.60%				1.35%	13.13%
	2011	120	55.88	6,709	0.37	%(3)	0.72%	(0.35)%	1.35%	(1.15)%
	2010	130	56.53	7,373	0.27	%(3)	0.60%	(0.33)%	1.35%	22.50%
	2009	149	46.14	6,864	0.44	%(3)	0.52%	(0.08)%	1.35%	26.56%
Fidelity VIP High Income (Grandmaster)
	2013	100	25.80	2,574	5.18%				1.35%	4.52%
	2012	128	24.69	3,171	5.93%				1.35%	12.68%
	2011	131	21.91	2,860	6.33%				1.35%	2.63%
	2010	160	21.35	3,413	8.84%				1.35%	12.29%
	2009	165	19.01	3,144	8.44%				1.35%	42.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster)
	2013	129	$47.69	$6,158	1.73%				1.35%	14.15%
	2012	151	41.78	6,303	1.51	%(3)	2.23%	(0.72)%	1.35%	10.96%
	2011	171	37.66	6,428	1.91	%(3)	2.38%	(0.47)%	1.35%	(3.87)%
	2010	192	39.17	7,530	1.68	%(3)	2.18%	(0.50)%	1.35%	12.72%
	2009	213	34.75	7,409	2.37	%(3)	2.54%	(0.17)%	1.35%	27.37%
Fidelity VIP II Contrafund (Grandmaster)
	2013	209	59.27	12,394	1.08%				1.35%	29.52%
	2012	234	45.76	10,690	1.33%				1.35%	14.84%
	2011	270	39.85	10,761	0.97%				1.35%	(3.84)%
	2010	311	41.44	12,890	1.23	%(3)	1.28%	(0.05)%	1.35%	15.64%
	2009	339	35.84	12,148	1.34	%(3)	1.37%	(0.03)%	1.35%	33.88%
Fidelity VIP II Contrafund (Pinnacle)
	2013	237	29.15	6,919	1.08%				1.35%	29.52%
	2012	264	22.51	5,932	1.27%				1.35%	14.84%
	2011	330	19.60	6,471	0.92%				1.35%	(3.84)%
	2010	424	20.38	8,644	1.23	%(3)	1.27%	(0.04)%	1.35%	15.64%
	2009	451	17.63	7,945	1.37	%(3)	1.39%	(0.02)%	1.35%	33.88%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)
	2013	3	29.29	81	1.13%				1.10%	29.84%
	2012	3	22.56	62	2.65%				1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster)
	2013	111	45.27	5,005	2.14%				1.35%	30.46%
	2012	119	34.70	4,127	2.07	%(3)	3.42%	(1.35)%	1.35%	14.34%
	2011	137	30.35	4,165	1.87	%(3)	4.32%	(2.45)%	1.35%	0.67%
	2010	158	30.15	4,761	1.84	%(3)	1.99%	(0.15)%	1.35%	13.47%
	2009	184	26.57	4,900	2.47%				1.35%	24.90%
Fidelity VIP II Index 500 (IQ Annuity)
	2013	26	14.91	390	2.18%				1.45%	30.33%
	2012	27	11.44	307	2.12	%(3)	3.43%	(1.31)%	1.45%	14.23%
	2011	29	10.01	291	1.93	%(3)	4.33%	(2.40)%	1.45%	0.56%
	2010	31	9.96	313	1.88	%(3)	2.02%	(0.14)%	1.45%	13.36%
	2009	39	8.78	343	2.13%				1.45%	24.77%
Fidelity VIP II Index 500 (Pinnacle)
	2013	213	13.05	2,780	2.07%				1.35%	30.46%
	2012	259	10.00	2,589	2.05	%(3)	3.42%	(1.37)%	1.35%	14.34%
	2011	328	8.75	2,866	1.90	%(3)	4.34%	(2.44)%	1.35%	0.67%
	2010	370	8.69	3,217	1.82	%(3)	1.97%	(0.15)%	1.35%	13.47%
	2009	445	7.66	3,407	2.52%				1.35%	24.90%
Fidelity VIP II Index 500 (Pinnacle IV)
	2013	14	12.96	188	2.02%				1.45%	30.33%
	2012	18	9.94	177	1.74	%(3)	3.26%	(1.52)%	1.45%	14.23%
	2011	28	8.70	243	1.94	%(3)	4.34%	(2.40)%	1.45%	0.56%
	2010	30	8.66	260	1.80	%(3)	1.95%	(0.15)%	1.45%	13.36%
	2009	74	7.64	566	2.53%				1.45%	24.77%
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)
	2013	3	13.11	44	2.06%				1.10%	30.79%
	2012	4	10.02	39	4.13	%(3)	4.42%	(0.29)%	1.10%	6.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle)
	2013	135	$12.62	$1,702	2.37%				1.35%	(3.10)%
	2012	152	13.03	1,974	2.04	%(3)	4.54%	(2.50)%	1.35%	4.46%
	2011	200	12.47	2,494	2.95	%(3)	5.64%	(2.69)%	1.35%	5.89%
	2010	255	11.78	3,004	3.24	%(3)	4.22%	(0.98)%	1.35%	6.35%
	2009	301	11.07	3,329	8.79	%(3)	9.18%	(0.39)%	1.35%	14.16%
Fidelity VIP II Investment Grade Bond (Pinnacle IV)
	2013	64	12.54	796	2.24%				1.45%	(3.20)%
	2012	76	12.95	988	2.09	%(3)	4.62%	(2.53)%	1.45%	4.36%
	2011	98	12.41	1,212	2.43	%(3)	5.17%	(2.74)%	1.45%	5.78%
	2010	173	11.73	2,028	3.31	%(3)	4.31%	(1.00)%	1.45%	6.24%
	2009	244	11.04	2,692	8.72	%(3)	9.11%	(0.39)%	1.45%	14.05%
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)
	2013	3	12.68	44	0.73%				1.10%	(2.86)%
	2012	20	13.06	261	4.62	%(3)	8.51%	(3.89)%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice)
	2013	27	12.92	344	2.38%				1.00%	(2.76)%
	2012	29	13.29	380	2.28	%(3)	4.88%	(2.60)%	1.00%	4.83%
	2011	31	12.68	392	3.14	%(3)	5.80%	(2.66)%	1.00%	6.26%
	2010	35	11.93	414	3.36	%(3)	4.38%	(1.02)%	1.00%	6.73%
	2009	41	11.18	458	9.02	%(3)	9.40%	(0.38)%	1.00%	14.57%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)
	2013	4	12.79	52	2.47%				1.15%	(2.91)%
	2012	4	13.18	53	2.36	%(3)	5.04%	(2.68)%	1.15%	4.68%
	2011	4	12.59	51	3.32	%(3)	5.95%	(2.63)%	1.15%	6.10%
	2010	4	11.86	48	2.31	%(3)	3.00%	(0.69)%	1.15%	6.57%
	2009	8	11.13	89	8.66	%(3)	9.05%	(0.39)%	1.15%	14.39%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)
	2013	16	12.45	194	2.37%				1.55%	(3.30)%
	2012	17	12.88	216	2.13	%(3)	4.61%	(2.48)%	1.55%	4.25%
	2011	20	12.35	253	2.58	%(3)	5.29%	(2.71)%	1.55%	5.68%
	2010	33	11.69	382	2.79	%(3)	3.64%	(0.85)%	1.55%	6.14%
	2009	49	11.01	538	9.31	%(3)	9.70%	(0.39)%	1.55%	13.93%
Fidelity VIP II Investment Grade Bond (Grandmaster)
	2013	62	37.89	2,367	2.36%				1.35%	(3.10)%
	2012	68	39.10	2,664	2.18	%(3)	4.77%	(2.59)%	1.35%	4.46%
	2011	80	37.43	2,984	3.13	%(3)	5.79%	(2.66)%	1.35%	5.89%
	2010	92	35.35	3,238	3.49	%(3)	4.55%	(1.06)%	1.35%	6.35%
	2009	103	33.24	3,424	8.97	%(3)	9.36%	(0.39)%	1.35%	14.16%
Fidelity VIP II Investment Grade Bond (IQ Annuity)
	2013	53	17.86	950	2.36%				1.45%	(3.20)%
	2012	58	18.45	1,067	2.32	%(3)	4.98%	(2.66)%	1.45%	4.36%
	2011	60	17.68	1,058	3.18	%(3)	5.83%	(2.65)%	1.45%	5.78%
	2010	65	16.71	1,091	3.55	%(3)	4.63%	(1.08)%	1.45%	6.24%
	2009	69	15.73	1,083	8.71	%(3)	9.09%	(0.38)%	1.45%	14.05%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2013	2	10.61	20	1.07%				1.15%	(2.91)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)
	2013	3	$12.35	$34	2.27%				1.67%	(3.42)%
	2012	6	12.79	79	2.19	%(3)	4.68%	(2.49)%	1.67%	4.12%
	2011	8	12.28	92	3.31	%(3)	5.97%	(2.66)%	1.67%	5.55%
	2010	8	11.64	90	3.38	%(3)	4.40%	(1.02)%	1.67%	6.01%
	2009	10	10.98	109	8.43	%(3)	8.79%	(0.36)%	1.67%	13.79%
Fidelity VIP III Balanced (Grandmaster)
	2013	82	22.12	1,804	3.40%				1.35%	18.05%
	2012	102	18.73	1,904	1.64	%(3)	6.68%	(5.04)%	1.35%	13.51%
	2011	120	16.50	1,977	1.64	%(3)	1.90%	(0.26)%	1.35%	(4.91)%
	2010	132	17.36	2,286	2.08	%(3)	2.72%	(0.64)%	1.35%	16.48%
	2009	48	14.90	721	1.71	%(3)	2.02%	(0.31)%	1.35%	36.73%
Fidelity VIP Overseas (AnnuiChoice)
	2013	13	10.49	133	1.72%				1.00%	29.13%
	2012	14	8.12	110	1.76	%(3)	2.07%	(0.31)%	1.00%	19.53%
	2011	18	6.80	124	1.48	%(3)	1.68%	(0.20)%	1.00%	(17.99)%
	2010	19	8.29	154	1.36	%(3)	1.55%	(0.19)%	1.00%	11.99%
	2009	22	7.40	165	2.08	%(3)	2.40%	(0.32)%	1.00%	25.27%
Fidelity VIP Overseas (AnnuiChoice II)
	2013	6	10.38	64	1.72%				1.15%	28.94%
	2012	7	8.05	58	2.00	%(3)	2.35%	(0.35)%	1.15%	19.35%
	2011	8	6.75	51	1.46	%(3)	1.66%	(0.20)%	1.15%	(18.11)%
	2010	8	8.24	65	1.36	%(3)	1.54%	(0.18)%	1.15%	11.82%
	2009	9	7.37	67	2.23	%(3)	2.55%	(0.32)%	1.15%	25.08%
Fidelity VIP Overseas (Grandmaster flex3)
	2013	*-	10.10	3	1.75%				1.55%	28.42%
	2012	*-	7.87	2	1.99	%(3)	2.32%	(0.33)%	1.55%	18.86%
	2011	*-	6.62	2	0.18	%(3)	0.52%	(0.34)%	1.55%	(18.45)%
	2010	4	8.12	30	1.39	%(3)	1.58%	(0.19)%	1.55%	11.36%
	2009	4	7.29	32	2.21	%(3)	2.53%	(0.32)%	1.55%	24.57%
Fidelity VIP Overseas (Grandmaster)
	2013	73	36.69	2,676	1.65%				1.35%	28.68%
	2012	85	28.51	2,430	1.90	%(3)	2.22%	(0.32)%	1.35%	19.10%
	2011	99	23.94	2,381	1.46	%(3)	1.65%	(0.19)%	1.35%	(18.28)%
	2010	104	29.29	3,056	1.37	%(3)	1.56%	(0.19)%	1.35%	11.59%
	2009	121	26.25	3,188	2.10	%(3)	2.42%	(0.32)%	1.35%	24.82%
Fidelity VIP Overseas (IQ Annuity)
	2013	3	10.17	26	1.77%				1.45%	28.55%
	2012	3	7.91	20	2.02	%(3)	2.36%	(0.34)%	1.45%	18.98%
	2011	3	6.65	17	1.24	%(3)	1.43%	(0.19)%	1.45%	(18.36)%
	2010	4	8.15	29	1.19	%(3)	1.36%	(0.17)%	1.45%	11.48%
	2009	6	7.31	43	1.25	%(3)	1.53%	(0.28)%	1.45%	24.70%
Fidelity VIP Overseas (Pinnacle Plus)
	2013	6	10.02	56	1.60%				1.67%	28.26%
	2012	7	7.81	54	1.81	%(3)	2.12%	(0.31)%	1.67%	18.72%
	2011	10	6.58	63	1.28	%(3)	1.50%	(0.22)%	1.67%	(18.55)%
	2010	12	8.08	100	1.31	%(3)	1.49%	(0.18)%	1.67%	11.23%
	2009	15	7.27	106	1.94	%(3)	2.25%	(0.31)%	1.67%	24.42%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)
	2013	22	$16.42	$361	4.39%				1.45%	26.16%
	2012	27	13.02	346	2.93	%(3)	9.29%	(6.36)%	1.45%	15.48%
	2011	32	11.27	358	2.42%				1.45%	(0.60)%
	2010	33	11.34	379	1.69%				1.45%	13.42%
	2009	37	10.00	366	1.92%				1.45%	28.15%
Fidelity VIP Growth (IQ Annuity)
	2013	31	13.64	422	0.26%				1.45%	34.23%
	2012	32	10.16	327	0.49%				1.45%	12.88%
	2011	38	9.00	343	0.27	%(3)	0.62%	(0.35)%	1.45%	(1.31)%
	2010	40	9.12	364	0.17	%(3)	0.51%	(0.34)%	1.45%	22.26%
	2009	43	7.46	319	0.31	%(3)	0.40%	(0.09)%	1.45%	26.29%
Fidelity VIP Growth (Pinnacle)
	2013	41	13.71	569	0.25%				1.35%	34.37%
	2012	49	10.20	500	0.45%				1.35%	12.99%
	2011	67	9.03	605	0.25	%(3)	0.60%	(0.35)%	1.35%	(1.21)%
	2010	78	9.14	717	0.17	%(3)	0.50%	(0.33)%	1.35%	22.38%
	2009	95	7.47	712	0.33	%(3)	0.42%	(0.09)%	1.35%	26.42%
Fidelity VIP Growth (Pinnacle II Reduced M&E)
	2013	*-	13.77	2	0.26%				1.10%	34.71%
	2012	*-	10.23	1	1.05%				1.10%	2.12%
Fidelity VIP High Income (IQ Annuity)
	2013	23	14.42	325	5.09%				1.45%	4.34%
	2012	30	13.82	408	5.32%				1.45%	12.53%
	2011	37	12.28	451	2.73%				1.45%	2.42%
	2010	65	11.99	780	10.55%				1.45%	12.14%
	2009	95	10.69	1,021	11.83%				1.45%	41.69%
Fidelity VIP II Asset Manager (IQ Annuity)
	2013	1	15.00	14	0.47%				1.45%	13.86%
	2012	7	13.17	93	1.45	%(3)	2.21%	(0.76)%	1.45%	10.79%
	2011	7	11.89	87	1.75	%(3)	2.21%	(0.46)%	1.45%	(4.10)%
	2010	9	12.40	109	1.51	%(3)	1.99%	(0.48)%	1.45%	12.49%
	2009	10	11.02	108	2.00	%(3)	2.14%	(0.14)%	1.45%	27.07%
Fidelity VIP II Contrafund (IQ Annuity)
	2013	46	21.66	995	1.04%				1.45%	29.25%
	2012	45	16.76	758	1.24%				1.45%	14.61%
	2011	52	14.62	755	0.88%				1.45%	(4.05)%
	2010	60	15.24	909	1.12	%(3)	1.16%	(0.04)%	1.45%	15.41%
	2009	60	13.20	790	1.17	%(3)	1.19%	(0.02)%	1.45%	33.70%
Fidelity VIP III Balanced (IQ Annuity)
	2013	9	15.95	136	3.53%				1.45%	17.77%
	2012	9	13.54	123	1.54	%(3)	6.42%	(4.88)%	1.45%	13.28%
	2011	10	11.96	121	1.52	%(3)	1.79%	(0.27)%	1.45%	(5.17)%
	2010	11	12.61	134	1.54	%(3)	2.08%	(0.54)%	1.45%	16.28%
	2009	9	10.84	101	1.72	%(3)	2.04%	(0.32)%	1.45%	36.35%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster)
	2013	26	$50.88	$1,333	4.95%				1.35%	34.23%
	2012	35	37.91	1,314	0.51	%(3)	8.33%	(7.82)%	1.35%	13.19%
	2011	40	33.49	1,335	0.15	%(3)	0.31%	(0.16)%	1.35%	(11.92)%
	2010	45	38.02	1,700	0.25	%(3)	0.57%	(0.32)%	1.35%	26.97%
	2009	58	29.94	1,740	0.57	%(3)	1.07%	(0.50)%	1.35%	38.13%
Fidelity VIP III Mid Cap (IQ Annuity)
	2013	17	52.75	890	5.17%				1.45%	34.09%
	2012	20	39.34	793	0.50	%(3)	8.19%	(7.69)%	1.45%	13.08%
	2011	24	34.79	832	0.15	%(3)	0.32%	(0.17)%	1.45%	(12.01)%
	2010	26	39.53	1,032	0.25	%(3)	0.57%	(0.32)%	1.45%	26.84%
	2009	30	31.17	934	0.58	%(3)	1.09%	(0.51)%	1.45%	37.99%
Fidelity VIP III Mid Cap (Pinnacle)
	2013	77	50.29	3,852	5.16%				1.35%	34.23%
	2012	95	37.46	3,556	0.51	%(3)	8.31%	(7.80)%	1.35%	13.19%
	2011	110	33.10	3,635	0.14	%(3)	0.29%	(0.15)%	1.35%	(11.92)%
	2010	138	37.57	5,179	0.26	%(3)	0.58%	(0.32)%	1.35%	26.97%
	2009	160	29.59	4,748	0.58	%(3)	1.08%	(0.50)%	1.35%	38.13%
Fidelity VIP Overseas (IQ Annuity)
	2013	2	15.74	37	1.66%				1.45%	28.49%
	2012	2	12.25	29	1.54	%(3)	1.82%	(0.28)%	1.45%	18.79%
	2011	4	10.31	39	1.48	%(3)	1.66%	(0.18)%	1.45%	(18.43)%
	2010	3	12.64	42	1.13	%(3)	1.30%	(0.17)%	1.45%	11.36%
	2009	5	11.35	54	1.81	%(3)	2.10%	(0.29)%	1.45%	24.61%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)
	2013	16	15.38	249	1.58%				1.45%	13.67%
	2012	17	13.53	231	1.32	%(3)	2.09%	(0.77)%	1.45%	10.60%
	2011	18	12.23	225	1.62	%(3)	2.08%	(0.46)%	1.45%	(4.22)%
	2010	22	12.77	282	1.44	%(3)	1.96%	(0.52)%	1.45%	12.31%
	2009	25	11.37	286	2.15	%(3)	2.32%	(0.17)%	1.45%	26.90%
Fidelity VIP Asset Manager (AdvantEdge)
	2013	8	12.36	93	1.61%				1.60%	13.50%
	2012	8	10.89	84	1.31	%(3)	2.08%	(0.77)%	1.60%	10.43%
	2011	8	9.86	80	1.70	%(3)	2.18%	(0.48)%	1.60%	(4.37)%
	2010	9	10.31	91	1.45	%(3)	1.97%	(0.52)%	1.60%	12.14%
	2009	10	9.19	90	3.30	%(3)	3.58%	(0.28)%	1.60%	26.73%
Fidelity VIP Asset Manager (AnnuiChoice II)
	2013	6	14.57	92	1.67%				1.15%	14.01%
	2012	6	12.78	76	1.83	%(3)	2.89%	(1.06)%	1.15%	10.94%
	2011	3	11.52	30	1.36	%(3)	1.75%	(0.39)%	1.15%	(3.93)%
	2010	4	11.99	50	1.49	%(3)	2.03%	(0.54)%	1.15%	12.65%
	2009	5	10.65	54	1.83	%(3)	1.97%	(0.14)%	1.15%	27.28%
Fidelity VIP Asset Manager (AnnuiChoice)
	2013	16	15.83	249	1.72%				1.00%	14.19%
	2012	18	13.86	247	1.16	%(3)	1.83%	(0.67)%	1.00%	11.11%
	2011	24	12.47	296	1.72	%(3)	2.21%	(0.49)%	1.00%	(3.78)%
	2010	26	12.97	331	1.47	%(3)	2.00%	(0.53)%	1.00%	12.82%
	2009	28	11.49	319	2.01	%(3)	2.17%	(0.16)%	1.00%	27.47%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3)
	2013	8	$15.12	$126	1.62%				1.55%	13.55%
	2012	8	13.32	111	1.28	%(3)	2.03%	(0.75)%	1.55%	10.49%
	2011	9	12.05	110	1.44	%(3)	1.85%	(0.41)%	1.55%	(4.32)%
	2010	13	12.60	169	1.29	%(3)	1.75%	(0.46)%	1.55%	12.20%
	2009	18	11.23	201	2.01	%(3)	2.16%	(0.15)%	1.55%	26.77%
Fidelity VIP Asset Manager (IQ Advisor Standard)
	2013	*-	16.43	3	1.99%				0.60%	14.65%
	2012	*-	14.33	2	2.31	%(3)	3.72%	(1.41)%	0.60%	11.56%
Fidelity VIP Asset Manager (Pinnacle)
	2013	2	15.42	28	1.66%				1.35%	13.78%
	2012	2	13.55	24	0.49	%(3)	0.78%	(0.29)%	1.35%	10.71%
	2011	8	12.24	98	1.74	%(3)	2.23%	(0.49)%	1.35%	(4.12)%
	2010	8	12.77	108	1.43	%(3)	1.94%	(0.51)%	1.35%	12.43%
	2009	6	11.36	65	1.86	%(3)	2.00%	(0.14)%	1.35%	27.02%
Fidelity VIP Asset Manager (Pinnacle IV)
	2013	7	15.27	115	1.54%				1.45%	13.67%
	2012	8	13.44	113	1.16	%(3)	1.84%	(0.68)%	1.45%	10.60%
	2011	13	12.15	162	1.49	%(3)	1.93%	(0.44)%	1.45%	(4.22)%
	2010	18	12.68	232	1.48	%(3)	2.01%	(0.53)%	1.45%	12.31%
	2009	18	11.29	205	1.97	%(3)	2.12%	(0.15)%	1.45%	26.90%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)
	2013	1	12.49	12	0.00%				1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus)
	2013	4	15.63	66	1.56%				1.67%	13.41%
	2012	6	13.78	86	1.46	%(3)	2.32%	(0.86)%	1.67%	10.35%
	2011	5	12.49	64	1.45	%(3)	1.87%	(0.42)%	1.67%	(4.43)%
	2010	7	13.07	96	1.41	%(3)	1.91%	(0.50)%	1.67%	12.06%
	2009	9	11.66	110	1.98	%(3)	2.14%	(0.16)%	1.67%	26.61%
Fidelity VIP Asset Manager (Pinnacle V)
	2013	35	12.77	441	1.71%				1.55%	13.55%
	2012	31	11.24	348	1.45	%(3)	2.29%	(0.84)%	1.55%	10.49%
	2011	26	10.18	266	1.91	%(3)	2.44%	(0.53)%	1.55%	(4.32)%
	2010	23	10.63	243	1.31	%(3)	1.77%	(0.46)%	1.55%	12.20%
	2009	28	9.48	268	2.71	%(3)	2.93%	(0.22)%	1.55%	26.77%
Fidelity VIP Balanced (AdvantEdge)
	2013	22	13.57	298	3.25%				1.60%	17.38%
	2012	20	11.56	231	1.66	%(3)	6.53%	(4.87)%	1.60%	12.98%
	2011	17	10.23	179	1.51	%(3)	1.79%	(0.28)%	1.60%	(5.36)%
	2010	17	10.81	187	1.86	%(3)	2.53%	(0.67)%	1.60%	15.88%
	2009	9	9.33	86	2.59	%(3)	2.84%	(0.25)%	1.60%	36.14%
Fidelity VIP Balanced (AnnuiChoice II)
	2013	39	14.98	590	3.87%				1.15%	17.91%
	2012	33	12.71	420	1.63	%(3)	6.62%	(4.99)%	1.15%	13.49%
	2011	31	11.20	346	1.51	%(3)	1.79%	(0.28)%	1.15%	(4.93)%
	2010	31	11.78	362	1.85	%(3)	2.51%	(0.66)%	1.15%	16.40%
	2009	15	10.12	152	2.15	%(3)	2.43%	(0.28)%	1.15%	36.73%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AnnuiChoice)
	2013	37	$17.22	$639	3.68%				1.00%	18.09%
	2012	39	14.59	574	1.49	%(3)	6.82%	(5.33)%	1.00%	13.67%
	2011	51	12.83	650	1.27	%(3)	1.50%	(0.23)%	1.00%	(4.78)%
	2010	70	13.48	945	1.68	%(3)	2.28%	(0.60)%	1.00%	16.58%
	2009	52	11.56	600	1.80	%(3)	2.11%	(0.31)%	1.00%	36.94%
Fidelity VIP Balanced (GrandMaster flex3)
	2013	17	18.15	302	3.36%				1.55%	17.44%
	2012	21	15.45	317	1.65	%(3)	6.63%	(4.98)%	1.55%	13.03%
	2011	20	13.67	271	1.10	%(3)	1.30%	(0.20)%	1.55%	(5.31)%
	2010	35	14.44	504	1.60	%(3)	2.17%	(0.57)%	1.55%	15.93%
	2009	26	12.46	318	1.72	%(3)	2.02%	(0.30)%	1.55%	36.18%
Fidelity VIP Balanced (Grandmaster)
	2013	77	16.79	1,286	3.43%				1.35%	17.67%
	2012	84	14.27	1,199	1.57	%(3)	6.59%	(5.02)%	1.35%	13.26%
	2011	84	12.60	1,056	1.52	%(3)	1.80%	(0.28)%	1.35%	(5.12)%
	2010	83	13.28	1,101	1.50	%(3)	2.06%	(0.56)%	1.35%	16.17%
	2009	83	11.43	946	1.75	%(3)	2.07%	(0.32)%	1.35%	36.46%
Fidelity VIP Balanced (IQ Advisor Standard)
	2013	10	17.68	178	3.27%				0.60%	18.57%
	2012	12	14.91	183	1.56	%(3)	6.60%	(5.04)%	0.60%	14.13%
	2011	12	13.06	162	1.50	%(3)	1.78%	(0.28)%	0.60%	(4.40)%
	2010	13	13.67	173	1.52	%(3)	2.10%	(0.58)%	0.60%	17.05%
	2009	13	11.68	150	1.76	%(3)	2.07%	(0.31)%	0.60%	37.49%
Fidelity VIP Balanced (IQ3)
	2013	52	16.55	863	3.60%				1.45%	17.55%
	2012	53	14.08	747	1.51	%(3)	6.65%	(5.14)%	1.45%	13.15%
	2011	59	12.44	732	1.40	%(3)	1.65%	(0.25)%	1.45%	(5.22)%
	2010	74	13.12	974	1.71	%(3)	2.32%	(0.61)%	1.45%	16.05%
	2009	48	11.31	541	2.08	%(3)	2.43%	(0.35)%	1.45%	36.32%
Fidelity VIP Balanced (Pinnacle)
	2013	25	16.79	417	3.22%				1.35%	17.67%
	2012	31	14.27	446	1.35	%(3)	6.79%	(5.44)%	1.35%	13.26%
	2011	43	12.60	544	1.47	%(3)	1.74%	(0.27)%	1.35%	(5.12)%
	2010	45	13.28	600	1.68	%(3)	2.29%	(0.61)%	1.35%	16.17%
	2009	34	11.43	388	2.06	%(3)	2.37%	(0.31)%	1.35%	36.46%
Fidelity VIP Balanced (Pinnacle IV)
	2013	69	18.35	1,270	3.45%				1.45%	17.55%
	2012	81	15.61	1,259	1.46	%(3)	6.62%	(5.16)%	1.45%	13.15%
	2011	94	13.79	1,294	1.29	%(3)	1.52%	(0.23)%	1.45%	(5.22)%
	2010	127	14.55	1,843	1.66	%(3)	2.26%	(0.60)%	1.45%	16.05%
	2009	90	12.54	1,134	1.70	%(3)	2.01%	(0.31)%	1.45%	36.32%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)
	2013	3	13.55	38	4.93%				1.15%	17.91%
Fidelity VIP Balanced (Pinnacle Plus)
	2013	8	16.72	134	3.55%				1.67%	17.29%
	2012	10	14.26	136	1.57	%(3)	6.62%	(5.05)%	1.67%	12.89%
	2011	10	12.63	122	1.27	%(3)	1.51%	(0.24)%	1.67%	(5.43)%
	2010	13	13.35	178	1.15	%(3)	1.61%	(0.46)%	1.67%	15.79%
	2009	22	11.53	259	2.06	%(3)	2.36%	(0.30)%	1.67%	36.01%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle V)
	2013	80	$12.78	$1,022	3.62%				1.55%	17.44%
	2012	78	10.88	845	1.45	%(3)	6.66%	(5.21)%	1.55%	13.03%
	2011	91	9.63	874	1.48	%(3)	1.75%	(0.27)%	1.55%	(5.31)%
	2010	94	10.17	956	1.72	%(3)	2.33%	(0.61)%	1.55%	15.93%
	2009	51	8.77	443	2.38	%(3)	2.70%	(0.32)%	1.55%	36.18%
Fidelity VIP Contrafund (AdvantEdge)
	2013	257	13.53	3,475	0.90%				1.60%	28.86%
	2012	246	10.50	2,578	1.15%				1.60%	14.27%
	2011	262	9.19	2,403	0.96%				1.60%	(4.34)%
	2010	185	9.60	1,774	1.46	%(3)	1.53%	(0.07)%	1.60%	15.06%
	2009	41	8.35	340	1.59	%(3)	1.63%	(0.04)%	1.60%	33.33%
Fidelity VIP Contrafund (AnnuiChoice II)
	2013	241	15.57	3,749	0.93%				1.15%	29.45%
	2012	212	12.02	2,552	1.22%				1.15%	14.80%
	2011	197	10.47	2,067	0.83%				1.15%	(3.90)%
	2010	188	10.90	2,051	1.06	%(3)	1.11%	(0.05)%	1.15%	15.58%
	2009	154	9.43	1,456	1.64	%(3)	1.68%	(0.04)%	1.15%	33.91%
Fidelity VIP Contrafund (AnnuiChoice)
	2013	165	21.80	3,600	0.85%				1.00%	29.64%
	2012	184	16.82	3,100	1.11%				1.00%	14.97%
	2011	220	14.63	3,214	0.77%				1.00%	(3.75)%
	2010	253	15.20	3,843	0.99	%(3)	1.04%	(0.05)%	1.00%	15.76%
	2009	287	13.13	3,765	1.09	%(3)	1.12%	(0.03)%	1.00%	34.11%
Fidelity VIP Contrafund (GrandMaster flex3)
	2013	82	21.90	1,791	0.86%				1.55%	28.93%
	2012	88	16.99	1,488	1.08%				1.55%	14.33%
	2011	108	14.86	1,605	0.71%				1.55%	(4.29)%
	2010	140	15.53	2,173	0.90	%(3)	0.94%	(0.04)%	1.55%	15.12%
	2009	184	13.49	2,482	1.06	%(3)	1.08%	(0.02)%	1.55%	33.37%
Fidelity VIP Contrafund (IQ Advisor Standard)
	2013	10	22.02	218	1.13%				0.60%	30.17%
	2012	5	16.92	85	0.65%				0.60%	15.44%
	2011	15	14.66	225	0.74%				0.60%	(3.37)%
	2010	19	15.17	282	1.50	%(3)	1.57%	(0.07)%	0.60%	16.23%
	2009	5	13.05	66	0.81	%(3)	0.83%	(0.02)%	0.60%	34.66%
Fidelity VIP Contrafund (IQ3)
	2013	233	21.95	5,119	0.89%				1.45%	29.06%
	2012	236	17.01	4,008	1.12%				1.45%	14.45%
	2011	267	14.86	3,972	0.73%				1.45%	(4.19)%
	2010	333	15.51	5,158	1.09	%(3)	1.13%	(0.04)%	1.45%	15.23%
	2009	305	13.46	4,105	1.14	%(3)	1.17%	(0.03)%	1.45%	33.51%
Fidelity VIP Contrafund (Pinnacle IV)
	2013	303	22.25	6,742	0.77%				1.45%	29.06%
	2012	417	17.24	7,185	1.11%				1.45%	14.45%
	2011	478	15.06	7,196	0.71%				1.45%	(4.19)%
	2010	618	15.72	9,714	0.99	%(3)	1.04%	(0.05)%	1.45%	15.23%
	2009	679	13.64	9,260	1.16	%(3)	1.18%	(0.02)%	1.45%	33.51%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)
	2013	8	$15.40	$123	1.04%				1.15%	29.45%
	2012	3	11.90	40	2.21%				1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus)
	2013	66	22.44	1,477	0.90%				1.67%	28.77%
	2012	65	17.43	1,129	1.00%				1.67%	14.19%
	2011	90	15.26	1,374	0.76%				1.67%	(4.40)%
	2010	102	15.96	1,626	1.08	%(3)	1.12%	(0.04)%	1.67%	14.98%
	2009	101	13.88	1,401	1.21	%(3)	1.24%	(0.03)%	1.67%	33.21%
Fidelity VIP Contrafund (Pinnacle V)
	2013	796	13.17	10,478	0.97%				1.55%	28.93%
	2012	612	10.22	6,248	1.27%				1.55%	14.33%
	2011	531	8.94	4,746	0.83%				1.55%	(4.29)%
	2010	493	9.34	4,602	1.20	%(3)	1.26%	(0.06)%	1.55%	15.12%
	2009	324	8.11	2,625	1.45	%(3)	1.48%	(0.03)%	1.55%	33.37%
Fidelity VIP Disciplined Small Cap (Advantedge)
	2013	*-	16.22	3	4.08%				1.60%	35.75%
	2012	*-	11.95	2	1.55	%(3)	7.46%	(5.91)%	1.60%	16.67%
	2011	*-	10.24	2	0.14%				1.60%	(3.16)%
	2010	*-	10.57	2	0.05%				1.60%	23.07%
	2009	*-	8.59	2	0.44%				1.60%	20.02%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)
	2013	3	13.64	38	3.20%				1.15%	36.37%
	2012	5	10.00	45	1.48	%(3)	7.17%	(5.69)%	1.15%	17.21%
	2011	5	8.54	42	0.14%				1.15%	(2.71)%
	2010	3	8.77	29	0.06%				1.15%	23.64%
	2009	3	7.10	18	0.91%				1.15%	20.54%
Fidelity VIP Disciplined Small Cap (AnnuiChoice)
	2013	9	13.78	125	4.11%				1.00%	36.58%
	2012	9	10.09	88	1.35	%(3)	6.55%	(5.20)%	1.00%	17.39%
	2011	11	8.60	98	0.10%				1.00%	(2.57)%
	2010	14	8.82	125	0.06%				1.00%	23.82%
	2009	20	7.13	142	0.23%				1.00%	20.72%
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)
	2013	4	13.28	47	4.05%				1.55%	35.82%
	2012	4	9.78	34	1.53	%(3)	7.45%	(5.92)%	1.55%	16.73%
	2011	4	8.38	30	0.08%				1.55%	(3.11)%
	2010	7	8.64	61	0.06%				1.55%	23.14%
	2009	8	7.02	55	0.22%				1.55%	20.05%
Fidelity VIP Disciplined Small Cap (GrandMaster)
	2013	4	13.46	48	4.37%				1.35%	36.10%
	2012	3	9.89	29	1.46	%(3)	7.09%	(5.63)%	1.35%	16.97%
	2011	3	8.46	28	0.09%				1.35%	(2.91)%
	2010	5	8.71	42	0.06%				1.35%	23.39%
	2009	8	7.06	57	0.25%				1.35%	20.30%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (IQ Annuity)
	2013	5	$13.37	$63	3.52%				1.45%	35.96%
	2012	6	9.83	63	1.48	%(3)	7.20%	(5.72)%	1.45%	16.85%
	2011	7	8.41	58	0.09%				1.45%	(3.01)%
	2010	11	8.68	98	0.06%				1.45%	23.26%
	2009	12	7.04	85	0.17%				1.45%	20.18%
Fidelity VIP Disciplined Small Cap (Pinnacle)
	2013	15	13.46	196	3.73%				1.35%	36.10%
	2012	18	9.89	175	1.28	%(3)	6.24%	(4.96)%	1.35%	16.97%
	2011	26	8.46	216	0.10%				1.35%	(2.91)%
	2010	32	8.71	282	0.06%				1.35%	23.39%
	2009	37	7.06	261	0.22%				1.35%	20.30%
Fidelity VIP Disciplined Small Cap (Pinnacle IV)
	2013	28	13.37	374	4.12%				1.45%	35.96%
	2012	27	9.83	264	1.49	%(3)	7.26%	(5.77)%	1.45%	16.85%
	2011	32	8.42	273	0.11%				1.45%	(3.01)%
	2010	37	8.68	318	0.06%				1.45%	23.26%
	2009	40	7.04	283	0.24%				1.45%	20.18%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)
	2013	3	13.17	35	7.00%				1.67%	35.66%
	2011	1	8.33	7	0.09%				1.67%	(3.22)%
	2010	1	8.60	11	0.06%				1.67%	22.99%
	2009	2	7.00	13	0.09%				1.67%	19.91%
Fidelity VIP Disciplined Small Cap (Pinnacle V)
	2013	37	13.37	497	5.50%				1.55%	35.82%
	2012	14	9.84	138	1.91	%(3)	9.27%	(7.36)%	1.55%	16.73%
	2011	8	8.43	69	0.08%				1.55%	(3.11)%
	2010	14	8.70	125	0.06%				1.55%	23.14%
	2009	13	7.07	94	0.47%				1.55%	20.05%
Fidelity VIP Equity-Income (AnnuiChoice II)
	2013	32	13.19	416	4.41%				1.15%	26.36%
	2012	37	10.44	382	2.78	%(3)	9.26%	(6.48)%	1.15%	15.70%
	2011	45	9.02	409	2.23%				1.15%	(0.50)%
	2010	51	9.07	464	1.56%				1.15%	13.60%
	2009	49	7.98	388	2.86%				1.15%	28.39%
Fidelity VIP Equity-Income (AdvantEdge)
	2013	60	12.61	760	6.05%				1.60%	25.78%
	2012	26	10.02	257	4.40	%(3)	11.76%	(7.36)%	1.60%	15.17%
	2011	9	8.70	75	2.58%				1.60%	(0.95)%
	2010	7	8.79	65	2.44%				1.60%	13.08%
	2009	3	7.77	25	3.15%				1.60%	27.84%
Fidelity VIP Equity-Income (AnnuiChoice)
	2013	80	16.44	1,323	4.47%				1.00%	26.55%
	2012	91	12.99	1,183	2.76	%(3)	9.11%	(6.35)%	1.00%	15.88%
	2011	104	11.21	1,167	2.35%				1.00%	(0.35)%
	2010	111	11.25	1,245	1.50%				1.00%	13.77%
	2009	145	9.89	1,437	1.84%				1.00%	28.59%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (GrandMaster flex3)
	2013	13	$16.20	$211	4.31%				1.55%	25.85%
	2012	16	12.87	204	2.50	%(3)	8.53%	(6.03)%	1.55%	15.23%
	2011	24	11.17	263	2.25%				1.55%	(0.90)%
	2010	26	11.27	294	1.54%				1.55%	13.14%
	2009	34	9.97	336	2.00%				1.55%	27.87%
Fidelity VIP Equity-Income (IQ Advisor Standard)
	2013	1	17.04	15	3.50%				0.60%	27.06%
	2012	2	13.41	23	3.01	%(3)	9.58%	(6.57)%	0.60%	16.35%
	2011	2	11.53	21	2.33%				0.60%	0.05%
	2010	2	11.52	21	1.63%				0.60%	14.23%
	2009	2	10.08	20	2.12%				0.60%	29.11%
Fidelity VIP Equity-Income (IQ3)
	2013	50	15.55	780	4.71%				1.45%	25.98%
	2012	48	12.34	598	2.89	%(3)	9.42%	(6.53)%	1.45%	15.35%
	2011	58	10.70	621	2.13%				1.45%	(0.80)%
	2010	71	10.79	765	1.45%				1.45%	13.25%
	2009	97	9.53	926	2.02%				1.45%	28.00%
Fidelity VIP Equity-Income (Pinnacle IV)
	2013	67	15.98	1,065	4.49%				1.45%	25.98%
	2012	80	12.68	1,012	2.57	%(3)	8.90%	(6.33)%	1.45%	15.35%
	2011	111	10.99	1,224	1.83%				1.45%	(0.80)%
	2010	187	11.08	2,069	1.50%				1.45%	13.25%
	2009	230	9.79	2,250	1.97%				1.45%	28.00%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)
	2013	29	15.78	450	7.84%				1.15%	26.36%
Fidelity VIP Equity-Income (Pinnacle Plus)
	2013	29	17.60	508	3.53%				1.67%	25.70%
	2012	55	14.00	764	2.98	%(3)	9.58%	(6.60)%	1.67%	15.09%
	2011	57	12.17	696	3.58%				1.67%	(1.02)%
	2010	19	12.29	227	1.50%				1.67%	13.00%
	2009	23	10.88	248	1.90%				1.67%	27.72%
Fidelity VIP Equity-Income (Pinnacle V)
	2013	156	10.71	1,676	5.48%				1.55%	25.85%
	2012	100	8.51	850	2.93	%(3)	9.52%	(6.59)%	1.55%	15.23%
	2011	108	7.39	798	2.38%				1.55%	(0.90)%
	2010	107	7.46	798	1.62%				1.55%	13.14%
	2009	104	6.59	684	2.29%				1.55%	27.87%
Fidelity VIP Freedom 2010 (Advantedge)
	2013	17	12.46	206	1.92%				1.60%	11.39%
	2012	17	11.19	187	1.70	%(3)	3.14%	(1.44)%	1.60%	9.79%
	2011	17	10.19	174	1.81	%(3)	2.31%	(0.50)%	1.60%	(2.02)%
	2010	19	10.40	192	2.04	%(3)	3.41%	(1.37)%	1.60%	10.75%
	2009	17	9.39	161	7.70	%(3)	8.12%	(0.42)%	1.60%	22.00%
Fidelity VIP Freedom 2010 (AnnuiChoice II)
	2013	15	12.55	184	1.56%				1.15%	11.90%
	2012	22	11.22	249	1.68	%(3)	3.12%	(1.44)%	1.15%	10.29%
	2011	23	10.17	235	1.90	%(3)	2.43%	(0.53)%	1.15%	(1.57)%
	2010	23	10.33	235	1.89	%(3)	3.29%	(1.40)%	1.15%	11.25%
	2009	16	9.29	152	4.02	%(3)	4.35%	(0.33)%	1.15%	22.53%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (AnnuiChoice)
	2013	*-	$12.68	$5	1.89%				1.00%	12.07%
	2012	*-	11.32	5	1.70	%(3)	3.13%	(1.43)%	1.00%	10.46%
	2011	*-	10.24	4	1.86	%(3)	2.37%	(0.51)%	1.00%	(1.42)%
	2010	*-	10.39	5	1.93	%(3)	3.27%	(1.34)%	1.00%	11.42%
	2009	*-	9.33	4	3.78	%(3)	4.11%	(0.33)%	1.00%	22.72%
Fidelity VIP Freedom 2010 (GrandMaster)
	2013	4	12.38	50	2.01%				1.35%	11.67%
	2012	4	11.09	41	1.76	%(3)	3.22%	(1.46)%	1.35%	10.07%
	2011	3	10.08	35	1.52	%(3)	1.95%	(0.43)%	1.35%	(1.77)%
	2010	5	10.26	52	0.42	%(3)	1.22%	(0.80)%	1.35%	11.03%
	2009	26	9.24	242	2.63	%(3)	2.96%	(0.33)%	1.35%	22.28%
Fidelity VIP Freedom 2010 (IQ Annuity)
	2013	5	12.30	57	1.06%				1.45%	11.56%
	2012	13	11.03	139	1.59	%(3)	3.01%	(1.42)%	1.45%	9.96%
	2011	15	10.03	146	1.83	%(3)	2.34%	(0.51)%	1.45%	(1.87)%
	2010	15	10.22	157	1.74	%(3)	3.12%	(1.38)%	1.45%	10.92%
	2009	38	9.21	346	3.93	%(3)	4.25%	(0.32)%	1.45%	22.16%
Fidelity VIP Freedom 2010 (Pinnacle)
	2013	1	12.38	15	3.21%				1.35%	11.67%
	2012	*-	11.09	2	0.42	%(3)	1.60%	(1.18)%	1.35%	10.07%
	2011	1	10.08	14	1.89	%(3)	2.40%	(0.51)%	1.35%	(1.77)%
	2010	1	10.26	14	4.35	%(3)	6.20%	(1.85)%	1.35%	11.03%
	2009	*-	9.24	2	1.24	%(3)	1.98%	(0.74)%	1.35%	22.28%
Fidelity VIP Freedom 2010 (Pinnacle IV)
	2013	5	12.30	66	1.86%				1.45%	11.56%
	2012	6	11.03	64	1.10	%(3)	2.42%	(1.32)%	1.45%	9.96%
	2011	13	10.03	126	2.32	%(3)	2.94%	(0.62)%	1.45%	(1.87)%
	2010	8	10.22	80	1.79	%(3)	3.11%	(1.32)%	1.45%	10.92%
	2009	15	9.21	142	3.58	%(3)	4.00%	(0.42)%	1.45%	22.16%
Fidelity VIP Freedom 2010 (Pinnacle Plus)
	2013	2	12.12	23	1.93%				1.67%	11.31%
	2012	2	10.89	21	1.71	%(3)	3.15%	(1.44)%	1.67%	9.71%
	2011	2	9.92	19	2.70	%(3)	3.41%	(0.71)%	1.67%	(2.09)%
	2010	1	10.14	8	1.99	%(3)	3.35%	(1.36)%	1.67%	10.67%
	2009	1	9.16	7	3.87	%(3)	4.20%	(0.33)%	1.67%	21.89%
Fidelity VIP Freedom 2010 (Pinnacle V)
	2013	60	12.13	731	1.90%				1.55%	11.44%
	2012	62	10.88	671	1.49	%(3)	2.90%	(1.41)%	1.55%	9.85%
	2011	81	9.91	799	2.16	%(3)	2.74%	(0.58)%	1.55%	(1.97)%
	2010	60	10.11	610	2.06	%(3)	3.43%	(1.37)%	1.55%	10.80%
	2009	58	9.12	527	5.76	%(3)	6.11%	(0.35)%	1.55%	22.04%
Fidelity VIP Freedom 2015 (AdvantEdge)
	2013	8	12.45	96	1.48%				1.60%	12.28%
	2012	14	11.09	156	1.74	%(3)	3.49%	(1.75)%	1.60%	10.11%
	2011	15	10.07	155	2.63	%(3)	3.35%	(0.72)%	1.60%	(2.10)%
	2010	7	10.29	68	1.77	%(3)	2.85%	(1.08)%	1.60%	10.98%
	2009	9	9.27	79	4.94	%(3)	6.09%	(1.15)%	1.60%	23.05%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (AnnuiChoice II)
	2013	11	$12.47	$133	1.52%				1.15%	12.79%
	2012	18	11.05	202	1.84	%(3)	3.63%	(1.79)%	1.15%	10.61%
	2011	18	9.99	179	1.91	%(3)	2.44%	(0.53)%	1.15%	(1.66)%
	2010	17	10.16	174	1.78	%(3)	2.85%	(1.07)%	1.15%	11.49%
	2009	22	9.11	196	3.69	%(3)	4.63%	(0.94)%	1.15%	23.58%
Fidelity VIP Freedom 2015 (IQ Advisor Standard)
	2013	26	12.94	334	2.04%				0.60%	13.42%
	2012	26	11.41	295	1.82	%(3)	3.61%	(1.79)%	0.60%	11.23%
	2011	26	10.25	265	3.78	%(3)	4.81%	(1.03)%	0.60%	(1.11)%
Fidelity VIP Freedom 2015 (IQ Annuity)
	2013	4	12.22	47	1.34%				1.45%	12.45%
	2012	8	10.86	90	1.81	%(3)	3.60%	(1.79)%	1.45%	10.27%
	2011	8	9.85	82	1.54	%(3)	1.96%	(0.42)%	1.45%	(1.95)%
	2010	12	10.05	119	1.99	%(3)	3.09%	(1.10)%	1.45%	11.15%
	2009	12	9.04	107	3.49	%(3)	4.38%	(0.89)%	1.45%	23.21%
Fidelity VIP Freedom 2015 (Pinnacle)
	2013	9	12.30	108	3.63%				1.35%	12.57%
	2012	*-	10.93	4	1.81	%(3)	3.59%	(1.78)%	1.35%	10.39%
	2011	*-	9.90	4	1.87	%(3)	2.39%	(0.52)%	1.35%	(1.86)%
	2010	*-	10.08	4	1.97	%(3)	3.07%	(1.10)%	1.35%	11.27%
	2009	*-	9.06	4	1.22	%(3)	2.52%	(1.30)%	1.35%	23.34%
Fidelity VIP Freedom 2015 (Pinnacle IV)
	2013	1	12.22	14	1.92%				1.45%	12.45%
	2012	1	10.86	14	0.94	%(3)	2.41%	(1.47)%	1.45%	10.27%
	2011	4	9.85	39	1.71	%(3)	2.18%	(0.47)%	1.45%	(1.95)%
	2010	5	10.05	47	3.02	%(3)	4.39%	(1.37)%	1.45%	11.15%
	2009	2	9.04	15	5.11	%(3)	6.18%	(1.07)%	1.45%	23.21%
Fidelity VIP Freedom 2015 (Pinnacle Plus)
	2013	4	12.03	54	1.25%				1.67%	12.20%
	2012	11	10.73	115	1.78	%(3)	3.55%	(1.77)%	1.67%	10.03%
	2011	11	9.75	109	1.98	%(3)	2.52%	(0.54)%	1.67%	(2.17)%
	2010	10	9.96	99	1.55	%(3)	2.37%	(0.82)%	1.67%	10.91%
	2009	9	8.98	80	3.57	%(3)	4.49%	(0.92)%	1.67%	22.94%
Fidelity VIP Freedom 2015 (Pinnacle V)
	2013	155	12.03	1,859	2.11%				1.55%	12.34%
	2012	140	10.71	1,504	1.83	%(3)	3.63%	(1.80)%	1.55%	10.16%
	2011	138	9.72	1,342	1.77	%(3)	2.25%	(0.48)%	1.55%	(2.05)%
	2010	154	9.92	1,526	2.07	%(3)	3.19%	(1.12)%	1.55%	11.04%
	2009	127	8.94	1,132	4.85	%(3)	5.95%	(1.10)%	1.55%	23.09%
Fidelity VIP Freedom 2020 (AdvantEdge)
	2013	15	12.33	189	1.57%				1.60%	13.79%
	2012	27	10.83	295	2.15	%(3)	3.43%	(1.28)%	1.60%	11.25%
	2011	20	9.74	190	1.97	%(3)	2.35%	(0.38)%	1.60%	(2.82)%
	2010	20	10.02	196	2.00	%(3)	2.75%	(0.75)%	1.60%	12.50%
	2009	20	8.91	175	6.75	%(3)	8.07%	(1.32)%	1.60%	26.52%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice II)
	2013	56	$12.22	$683	2.01%				1.15%	14.31%
	2012	63	10.69	675	1.78	%(3)	2.98%	(1.20)%	1.15%	11.76%
	2011	70	9.57	666	1.99	%(3)	2.38%	(0.39)%	1.15%	(2.37)%
	2010	69	9.80	674	2.13	%(3)	2.89%	(0.76)%	1.15%	13.02%
	2009	63	8.67	543	4.65	%(3)	5.63%	(0.98)%	1.15%	27.07%
Fidelity VIP Freedom 2020 (AnnuiChoice)
	2013	3	12.35	38	2.14%				1.00%	14.48%
	2012	3	10.78	34	1.86	%(3)	3.08%	(1.22)%	1.00%	11.94%
	2011	3	9.63	30	1.60	%(3)	1.90%	(0.30)%	1.00%	(2.23)%
	2010	5	9.85	45	1.80	%(3)	2.59%	(0.79)%	1.00%	13.19%
	2009	7	8.71	59	1.66	%(3)	2.31%	(0.65)%	1.00%	27.26%
Fidelity VIP Freedom 2020 (GrandMaster)
	2013	4	12.06	45	2.13%				1.35%	14.08%
	2012	4	10.57	40	1.86	%(3)	3.08%	(1.22)%	1.35%	11.54%
	2011	4	9.48	36	1.98	%(3)	2.36%	(0.38)%	1.35%	(2.57)%
	2010	4	9.73	37	2.26	%(3)	3.07%	(0.81)%	1.35%	12.79%
	2009	3	8.62	29	2.39	%(3)	2.97%	(0.58)%	1.35%	26.81%
Fidelity VIP Freedom 2020 (Pinnacle IV)
	2013	5	11.98	57	1.49%				1.45%	13.96%
	2012	9	10.51	96	1.38	%(3)	2.49%	(1.11)%	1.45%	11.42%
	2011	16	9.43	149	1.96	%(3)	2.33%	(0.37)%	1.45%	(2.67)%
	2010	16	9.69	157	1.97	%(3)	2.70%	(0.73)%	1.45%	12.67%
	2009	23	8.60	196	3.20	%(3)	3.97%	(0.77)%	1.45%	26.69%
Fidelity VIP Freedom 2020 (Pinnacle)
	2013	1	12.06	9	3.96%				1.35%	14.08%
Fidelity VIP Freedom 2020 (Pinnacle Plus)
	2013	2	11.80	21	2.13%				1.67%	13.71%
	2012	2	10.38	18	1.86	%(3)	3.08%	(1.22)%	1.67%	11.17%
	2011	2	9.33	16	1.98	%(3)	2.36%	(0.38)%	1.67%	(2.89)%
	2010	2	9.61	17	2.04	%(3)	2.80%	(0.76)%	1.67%	12.42%
	2009	2	8.55	15	3.23	%(3)	4.02%	(0.79)%	1.67%	26.40%
Fidelity VIP Freedom 2020 (Pinnacle V)
	2013	323	11.77	3,800	2.05%				1.55%	13.84%
	2012	350	10.34	3,618	2.07	%(3)	3.33%	(1.26)%	1.55%	11.31%
	2011	276	9.29	2,563	2.13	%(3)	2.54%	(0.41)%	1.55%	(2.77)%
	2010	237	9.55	2,264	2.62	%(3)	3.46%	(0.84)%	1.55%	12.56%
	2009	156	8.48	1,325	5.22	%(3)	6.29%	(1.07)%	1.55%	26.56%
Fidelity VIP Freedom 2025 (Advantedge)
	2013	12	12.81	159	4.26%				1.60%	17.80%
Fidelity VIP Freedom 2025 (AnnuiChoice II)
	2013	14	12.65	172	2.05%				1.15%	18.34%
	2012	17	10.69	184	1.64	%(3)	2.76%	(1.12)%	1.15%	13.47%
	2011	18	9.42	170	1.90	%(3)	2.23%	(0.33)%	1.15%	(3.47)%
	2010	17	9.76	167	2.05	%(3)	2.64%	(0.59)%	1.15%	14.14%
	2009	17	8.55	147	3.33	%(3)	4.02%	(0.69)%	1.15%	28.30%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (GrandMaster)
	2013	*-	$12.48	$2	2.31%				1.35%	18.10%
	2012	*-	10.57	2	1.63	%(3)	2.77%	(1.14)%	1.35%	13.24%
	2011	*-	9.33	2	1.82	%(3)	2.16%	(0.34)%	1.35%	(3.66)%
	2010	*-	9.69	2	2.04	%(3)	2.63%	(0.59)%	1.35%	13.91%
	2009	*-	8.51	2	3.27	%(3)	3.96%	(0.69)%	1.35%	28.04%
Fidelity VIP Freedom 2025 (IQ Annuity)
	2013	3	12.40	36	4.26%				1.45%	17.98%
Fidelity VIP Freedom 2025 (Pinnacle)
	2013	*-	12.48	4	2.31%				1.35%	18.10%
	2012	*-	10.57	4	1.67	%(3)	2.79%	(1.12)%	1.35%	13.24%
	2011	*-	9.33	3	1.94	%(3)	2.28%	(0.34)%	1.35%	(3.66)%
	2010	*-	9.69	3	3.84	%(3)	4.64%	(0.80)%	1.35%	13.91%
Fidelity VIP Freedom 2025 (Pinnacle IV)
	2013	2	12.40	28	2.30%				1.45%	17.98%
	2012	2	10.51	24	1.68	%(3)	2.80%	(1.12)%	1.45%	13.13%
	2011	2	9.29	21	1.85	%(3)	2.16%	(0.31)%	1.45%	(3.76)%
	2010	2	9.65	22	2.05	%(3)	2.64%	(0.59)%	1.45%	13.80%
	2009	2	8.48	19	3.28	%(3)	3.97%	(0.69)%	1.45%	27.91%
Fidelity VIP Freedom 2025 (Pinnacle Plus)
	2013	1	12.22	9	2.30%				1.67%	17.72%
	2012	1	10.38	8	1.67	%(3)	2.79%	(1.12)%	1.67%	12.87%
	2011	1	9.19	7	1.85	%(3)	2.17%	(0.32)%	1.67%	(3.97)%
	2010	1	9.57	7	2.05	%(3)	2.64%	(0.59)%	1.67%	13.54%
	2009	1	8.43	7	3.28	%(3)	3.97%	(0.69)%	1.67%	27.63%
Fidelity VIP Freedom 2025 (Pinnacle V)
	2013	196	12.17	2,392	2.33%				1.55%	17.86%
	2012	191	10.33	1,973	2.10	%(3)	3.32%	(1.22)%	1.55%	13.01%
	2011	110	9.14	1,002	1.89	%(3)	2.21%	(0.32)%	1.55%	(3.86)%
	2010	105	9.51	999	2.33	%(3)	2.97%	(0.64)%	1.55%	13.68%
	2009	86	8.36	716	2.44	%(3)	3.02%	(0.58)%	1.55%	27.78%
Fidelity VIP Freedom 2030 (AnnuiChoice II)
	2013	7	12.26	90	1.54%				1.15%	20.01%
	2012	14	10.21	147	1.89	%(3)	2.80%	(0.91)%	1.15%	13.85%
	2011	16	8.97	143	1.45	%(3)	1.68%	(0.23)%	1.15%	(3.94)%
	2010	26	9.34	239	1.84	%(3)	2.50%	(0.66)%	1.15%	14.56%
	2009	26	8.15	209	2.14	%(3)	2.63%	(0.49)%	1.15%	29.67%
Fidelity VIP Freedom 2030 (IQ Annuity)
	2013	7	12.01	85	2.42%				1.45%	19.65%
	2012	6	10.04	57	2.22	%(3)	3.19%	(0.97)%	1.45%	13.50%
	2011	4	8.84	38	2.01	%(3)	2.32%	(0.31)%	1.45%	(4.23)%
	2010	4	9.23	35	1.94	%(3)	2.61%	(0.67)%	1.45%	14.21%
	2009	3	8.08	27	2.26	%(3)	2.73%	(0.47)%	1.45%	29.28%
Fidelity VIP Freedom 2030 (Pinnacle IV)
	2013	*-	12.01	*-	2.13%				1.45%	19.65%
	2012	*-	10.04	*-	0.05	%(3)	0.07%	(0.02)%	1.45%	13.50%
	2011	4	8.84	32	2.33	%(3)	2.69%	(0.36)%	1.45%	(4.23)%
	2010	2	9.23	21	1.83	%(3)	2.49%	(0.66)%	1.45%	14.21%
	2009	2	8.08	19	1.70	%(3)	2.20%	(0.50)%	1.45%	29.28%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle V)
	2013	24	$11.77	$283	2.18%				1.55%	19.53%
	2012	25	9.85	243	1.96	%(3)	2.87%	(0.91)%	1.55%	13.39%
	2011	25	8.68	220	1.94	%(3)	2.25%	(0.31)%	1.55%	(4.33)%
	2010	24	9.08	220	1.67	%(3)	2.28%	(0.61)%	1.55%	14.10%
	2009	25	7.96	197	3.12	%(3)	3.29%	(0.17)%	1.55%	29.15%
Fidelity VIP Growth (AnnuiChoice II)
	2013	17	16.00	271	0.13%				1.15%	34.44%
	2012	12	11.90	139	0.26%				1.15%	13.08%
	2011	21	10.52	223	0.13	%(3)	0.48%	(0.35)%	1.15%	(1.18)%
	2010	23	10.65	241	0.03	%(3)	0.32%	(0.29)%	1.15%	22.44%
	2009	25	8.70	219	0.37	%(3)	0.52%	(0.15)%	1.15%	26.49%
Fidelity VIP Growth (GrandMaster)
	2013	39	14.02	552	0.11%				1.35%	34.17%
	2012	48	10.45	498	0.38%				1.35%	12.85%
	2011	46	9.26	429	0.10	%(3)	0.47%	(0.37)%	1.35%	(1.38)%
	2010	75	9.39	702	0.03	%(3)	0.39%	(0.36)%	1.35%	22.19%
	2009	78	7.68	603	0.21	%(3)	0.31%	(0.10)%	1.35%	26.24%
Fidelity VIP Growth (AdvantEdge)
	2013	7	13.10	95	0.10%				1.60%	33.83%
	2012	11	9.79	105	0.58%				1.60%	12.56%
	2011	3	8.69	25	0.08	%(3)	0.45%	(0.37)%	1.60%	(1.63)%
	2010	7	8.84	59	0.05	%(3)	0.54%	(0.49)%	1.60%	21.88%
	2009	2	7.25	17	0.39	%(3)	0.54%	(0.15)%	1.60%	25.95%
Fidelity VIP Growth (AnnuiChoice)
	2013	31	12.38	389	0.11%				1.00%	34.64%
	2012	37	9.20	337	0.35%				1.00%	13.25%
	2011	65	8.12	524	0.12	%(3)	0.49%	(0.37)%	1.00%	(1.03)%
	2010	87	8.20	717	0.03	%(3)	0.38%	(0.35)%	1.00%	22.62%
	2009	96	6.69	642	0.19	%(3)	0.27%	(0.08)%	1.00%	26.69%
Fidelity VIP Growth (GrandMaster flex3)
	2013	11	15.86	169	0.10%				1.55%	33.90%
	2012	17	11.84	206	0.32%				1.55%	12.62%
	2011	25	10.51	260	0.11	%(3)	0.50%	(0.39)%	1.55%	(1.58)%
	2010	33	10.68	352	0.04	%(3)	0.42%	(0.38)%	1.55%	21.95%
	2009	27	8.76	236	0.18	%(3)	0.26%	(0.08)%	1.55%	25.98%
Fidelity VIP Growth (IQ Advisor Standard)
	2013	*-	17.20	6	0.11%				0.60%	35.19%
	2012	*-	12.72	5	0.37%				0.60%	13.71%
	2011	*-	11.19	4	0.15	%(3)	0.50%	(0.35)%	0.60%	(0.63)%
	2010	*-	11.26	4	0.03	%(3)	0.38%	(0.35)%	0.60%	23.12%
	2009	*-	9.15	3	0.20	%(3)	0.29%	(0.09)%	0.60%	27.20%
Fidelity VIP Growth (IQ3)
	2013	40	12.55	496	0.11%				1.45%	34.03%
	2012	46	9.37	435	0.34%				1.45%	12.74%
	2011	57	8.31	475	0.13	%(3)	0.49%	(0.36)%	1.45%	(1.48)%
	2010	57	8.43	478	0.03	%(3)	0.36%	(0.33)%	1.45%	22.07%
	2009	68	6.91	470	0.19	%(3)	0.27%	(0.08)%	1.45%	26.11%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle)
	2013	15	$14.02	$215	0.12%				1.35%	34.17%
	2012	14	10.45	146	0.35%				1.35%	12.85%
	2011	18	9.26	162	0.10	%(3)	0.50%	(0.40)%	1.35%	(1.38)%
	2010	24	9.39	227	0.03	%(3)	0.39%	(0.36)%	1.35%	22.19%
	2009	25	7.68	189	0.17	%(3)	0.25%	(0.08)%	1.35%	26.24%
Fidelity VIP Growth (Pinnacle IV)
	2013	69	13.93	954	0.11%				1.45%	34.03%
	2012	78	10.39	812	0.33%				1.45%	12.74%
	2011	108	9.22	997	0.13	%(3)	0.50%	(0.37)%	1.45%	(1.48)%
	2010	117	9.36	1,091	0.03	%(3)	0.36%	(0.33)%	1.45%	22.07%
	2009	145	7.66	1,110	0.19	%(3)	0.27%	(0.08)%	1.45%	26.11%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)
	2013	2	16.28	25	0.07%				1.15%	34.44%
Fidelity VIP Growth (Pinnacle Plus)
	2013	6	17.76	112	0.08%				1.67%	33.73%
	2012	15	13.28	204	0.48%				1.67%	12.48%
	2011	8	11.81	97	0.11	%(3)	0.47%	(0.36)%	1.67%	(1.70)%
	2010	12	12.01	143	0.03	%(3)	0.40%	(0.37)%	1.67%	21.80%
	2009	10	9.86	97	0.20	%(3)	0.29%	(0.09)%	1.67%	25.83%
Fidelity VIP Growth (Pinnacle V)
	2013	111	13.67	1,518	0.13%				1.55%	33.90%
	2012	67	10.21	684	0.44%				1.55%	12.62%
	2011	43	9.07	390	0.15	%(3)	0.56%	(0.41)%	1.55%	(1.58)%
	2010	33	9.21	305	0.04	%(3)	0.40%	(0.36)%	1.55%	21.95%
	2009	23	7.56	172	0.37	%(3)	0.53%	(0.16)%	1.55%	25.98%
Fidelity VIP High Income (AdvantEdge)
	2013	67	14.31	960	3.77%				1.60%	4.01%
	2012	164	13.75	2,260	7.39%				1.60%	12.14%
	2011	93	12.27	1,145	8.36%				1.60%	2.06%
	2010	50	12.02	599	9.42%				1.60%	11.86%
	2009	149	10.74	1,602	15.95%				1.60%	41.20%
Fidelity VIP High Income (AnnuiChoice II)
	2013	57	15.14	869	5.93%				1.15%	4.48%
	2012	55	14.49	804	5.73%				1.15%	12.66%
	2011	60	12.86	766	6.56%				1.15%	2.53%
	2010	61	12.55	766	12.20%				1.15%	12.37%
	2009	46	11.17	515	12.42%				1.15%	41.82%
Fidelity VIP High Income (AnnuiChoice)
	2013	27	18.21	483	5.19%				1.00%	4.64%
	2012	36	17.40	622	6.54%				1.00%	12.83%
	2011	30	15.43	459	5.29%				1.00%	2.68%
	2010	35	15.02	526	5.27%				1.00%	12.54%
	2009	102	13.35	1,363	12.09%				1.00%	42.03%
Fidelity VIP High Income (GrandMaster flex3)
	2013	643	19.08	12,260	5.40%				1.55%	4.06%
	2012	750	18.33	13,747	5.45%				1.55%	12.20%
	2011	885	16.34	14,460	6.39%				1.55%	2.11%
	2010	1,014	16.00	16,221	11.93%				1.55%	11.91%
	2009	678	14.30	9,695	11.26%				1.55%	41.24%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (IQ Advisor Standard)
	2013	*-	$17.96	$3	11.19%				0.60%	5.06%
Fidelity VIP High Income (IQ3)
	2013	62	19.24	1,192	4.61%				1.45%	4.17%
	2012	97	18.47	1,787	6.22%				1.45%	12.31%
	2011	90	16.45	1,474	5.49%				1.45%	2.22%
	2010	115	16.09	1,842	10.26%				1.45%	12.03%
	2009	138	14.36	1,978	10.66%				1.45%	41.39%
Fidelity VIP High Income (Pinnacle)
	2013	366	16.90	6,186	5.50%				1.35%	4.27%
	2012	411	16.21	6,668	5.50%				1.35%	12.43%
	2011	482	14.42	6,954	6.24%				1.35%	2.32%
	2010	572	14.09	8,055	12.33%				1.35%	12.14%
	2009	355	12.56	4,461	11.17%				1.35%	41.53%
Fidelity VIP High Income (Pinnacle IV)
	2013	36	19.29	685	5.04%				1.45%	4.17%
	2012	48	18.52	887	5.71%				1.45%	12.31%
	2011	56	16.49	929	5.02%				1.45%	2.22%
	2010	90	16.13	1,460	8.20%				1.45%	12.03%
	2009	118	14.40	1,695	12.73%				1.45%	41.39%
Fidelity VIP High Income (Pinnacle II Reduced M&E)
	2013	25	16.98	419	5.73%				1.10%	4.54%
	2012	26	16.24	416	11.05%				1.10%	8.28%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)
	2013	1	12.12	15	0.00%				1.15%	4.48%
Fidelity VIP High Income (Pinnacle Plus)
	2013	2	17.54	42	22.34%				1.67%	3.93%
	2012	4	16.88	69	4.09%				1.67%	12.06%
	2011	8	15.06	124	7.00%				1.67%	1.99%
	2010	8	14.77	121	10.37%				1.67%	11.78%
	2009	6	13.21	78	7.72%				1.67%	41.07%
Fidelity VIP High Income (Pinnacle V)
	2013	74	13.52	999	5.95%				1.55%	4.06%
	2012	71	12.99	918	6.35%				1.55%	12.20%
	2011	60	11.58	694	6.81%				1.55%	2.11%
	2010	62	11.34	708	8.03%				1.55%	11.91%
	2009	55	10.13	555	11.19%				1.55%	41.24%
Fidelity VIP II Index 500 (Pinnacle)
	2013	71	12.83	915	2.16%				1.35%	30.13%
	2012	60	9.86	587	1.88	%(3)	3.22%	(1.34)%	1.35%	14.06%
	2011	65	8.64	563	1.57	%(3)	4.09%	(2.52)%	1.35%	0.41%
	2010	83	8.61	715	1.34	%(3)	1.57%	(0.23)%	1.35%	13.18%
	2009	195	7.61	1,485	2.33%				1.35%	24.60%
Fidelity VIP II Index 500 (Pinnacle IV)
	2013	150	12.74	1,907	1.86%				1.45%	30.00%
	2012	173	9.80	1,697	1.79	%(3)	3.10%	(1.31)%	1.45%	13.95%
	2011	215	8.60	1,851	1.38	%(3)	4.20%	(2.82)%	1.45%	0.31%
	2010	342	8.58	2,931	1.59	%(3)	1.75%	(0.16)%	1.45%	13.07%
	2009	425	7.59	3,226	2.26%				1.45%	24.47%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle V)
	2013	288	$12.42	$3,570	2.23%				1.55%	29.87%
	2012	205	9.56	1,960	2.21	%(3)	3.36%	(1.15)%	1.55%	13.83%
	2011	156	8.40	1,312	1.85	%(3)	4.09%	(2.24)%	1.55%	0.21%
	2010	140	8.38	1,174	2.01	%(3)	2.13%	(0.12)%	1.55%	12.95%
	2009	100	7.42	743	2.32%				1.55%	24.34%
Fidelity VIP Index 500 (AdvantEdge)
	2013	85	13.94	1,184	1.86%				1.60%	29.80%
	2012	99	10.74	1,065	1.90	%(3)	3.22%	(1.32)%	1.60%	13.77%
	2011	107	9.44	1,014	2.43	%(3)	4.19%	(1.76)%	1.60%	0.16%
	2010	48	9.42	449	3.27	%(3)	3.30%	(0.03)%	1.60%	12.90%
	2009	4	8.35	34	3.07%				1.60%	24.31%
Fidelity VIP Index 500 (AnnuiChoice II)
	2013	112	13.01	1,462	2.12%				1.15%	30.39%
	2012	95	9.97	945	2.23	%(3)	3.59%	(1.36)%	1.15%	14.30%
	2011	72	8.73	632	1.79	%(3)	4.11%	(2.32)%	1.15%	0.62%
	2010	72	8.67	620	1.85	%(3)	1.98%	(0.13)%	1.15%	13.41%
	2009	60	7.65	462	3.18%				1.15%	24.85%
Fidelity VIP Index 500 (AnnuiChoice)
	2013	104	14.65	1,524	2.05%				1.00%	30.59%
	2012	95	11.22	1,069	2.05	%(3)	3.26%	(1.21)%	1.00%	14.47%
	2011	88	9.80	860	1.63	%(3)	4.28%	(2.65)%	1.00%	0.77%
	2010	104	9.73	1,015	1.62	%(3)	1.78%	(0.16)%	1.00%	13.58%
	2009	133	8.57	1,139	2.30%				1.00%	25.04%
Fidelity VIP Index 500 (Grandmaster flex3)
	2013	82	12.66	1,035	2.44%				1.55%	29.87%
	2012	46	9.75	452	2.60	%(3)	3.33%	(0.73)%	1.55%	13.83%
	2011	22	8.56	191	1.34	%(3)	4.41%	(3.07)%	1.55%	0.21%
	2010	37	8.54	316	1.56	%(3)	1.71%	(0.15)%	1.55%	12.95%
	2009	49	7.56	367	2.43%				1.55%	24.34%
Fidelity VIP Index 500 (Grandmaster)
	2013	56	12.83	720	1.96%				1.35%	30.13%
	2012	58	9.86	572	2.06	%(3)	3.30%	(1.24)%	1.35%	14.06%
	2011	53	8.64	455	1.36	%(3)	3.86%	(2.50)%	1.35%	0.41%
	2010	86	8.61	740	1.47	%(3)	1.61%	(0.14)%	1.35%	13.18%
	2009	146	7.61	1,112	2.30%				1.35%	24.60%
Fidelity VIP Index 500 (IQ Advisor Standard)
	2013	21	13.50	281	2.27%				0.60%	31.12%
	2012	15	10.29	153	1.95	%(3)	3.30%	(1.35)%	0.60%	14.93%
	2011	17	8.96	149	1.02	%(3)	3.84%	(2.82)%	0.60%	1.18%
	2010	42	8.85	370	1.73	%(3)	1.89%	(0.16)%	0.60%	14.04%
	2009	49	7.76	379	2.48%				0.60%	25.54%
Fidelity VIP Index 500 (IQ3)
	2013	136	15.13	2,053	2.27%				1.45%	30.00%
	2012	97	11.64	1,128	1.85	%(3)	3.21%	(1.36)%	1.45%	13.95%
	2011	110	10.21	1,126	1.64	%(3)	4.23%	(2.59)%	1.45%	0.31%
	2010	138	10.18	1,409	1.49	%(3)	1.65%	(0.16)%	1.45%	13.07%
	2009	199	9.00	1,792	2.33%				1.45%	24.47%
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)
	2013	5	15.96	86	2.59%				1.15%	30.39%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus)
	2013	14	$18.50	$253	1.93%				1.67%	29.71%
	2012	17	14.26	250	1.90	%(3)	3.23%	(1.33)%	1.67%	13.69%
	2011	19	12.54	239	1.66	%(3)	4.19%	(2.53)%	1.67%	0.09%
	2010	22	12.53	276	1.82	%(3)	1.96%	(0.14)%	1.67%	12.82%
	2009	23	11.11	260	2.48%				1.67%	24.19%
Fidelity VIP Investment Grade Bond (AdvantEdge)
	2013	137	12.07	1,650	2.41%				1.60%	(3.63)%
	2012	120	12.53	1,498	2.19	%(3)	4.95%	(2.76)%	1.60%	3.91%
	2011	117	12.06	1,409	4.07	%(3)	6.95%	(2.88)%	1.60%	5.33%
	2010	65	11.45	747	4.22	%(3)	5.64%	(1.42)%	1.60%	5.83%
	2009	13	10.82	138	7.98	%(3)	8.44%	(0.46)%	1.60%	13.65%
Fidelity VIP Investment Grade Bond (AnnuiChoice II)
	2013	170	12.94	2,194	2.67%				1.15%	(3.19)%
	2012	119	13.36	1,590	2.38	%(3)	5.31%	(2.93)%	1.15%	4.38%
	2011	98	12.80	1,249	3.24	%(3)	5.92%	(2.68)%	1.15%	5.81%
	2010	90	12.10	1,086	3.46	%(3)	4.61%	(1.15)%	1.15%	6.31%
	2009	75	11.38	854	8.87	%(3)	9.31%	(0.44)%	1.15%	14.14%
Fidelity VIP Investment Grade Bond (AnnuiChoice)
	2013	121	16.61	2,011	2.15%				1.00%	(3.05)%
	2012	133	17.13	2,282	2.05	%(3)	4.72%	(2.67)%	1.00%	4.54%
	2011	154	16.39	2,531	2.75	%(3)	5.50%	(2.75)%	1.00%	5.97%
	2010	212	15.47	3,280	3.15	%(3)	4.19%	(1.04)%	1.00%	6.47%
	2009	270	14.53	3,925	8.47	%(3)	8.87%	(0.40)%	1.00%	14.32%
Fidelity VIP Investment Grade Bond (GrandMaster flex3)
	2013	31	13.13	409	1.70%				1.55%	(3.58)%
	2012	50	13.62	683	2.18	%(3)	4.94%	(2.76)%	1.55%	3.96%
	2011	49	13.10	648	2.70	%(3)	5.34%	(2.64)%	1.55%	5.38%
	2010	68	12.43	845	2.90	%(3)	3.85%	(0.95)%	1.55%	5.88%
	2009	96	11.74	1,123	8.53	%(3)	8.92%	(0.39)%	1.55%	13.68%
Fidelity VIP Investment Grade Bond (GrandMaster)
	2013	91	12.41	1,135	1.85%				1.35%	(3.39)%
	2012	132	12.84	1,696	2.12	%(3)	4.83%	(2.71)%	1.35%	4.17%
	2011	139	12.33	1,714	2.58	%(3)	5.38%	(2.80)%	1.35%	5.60%
	2010	200	11.67	2,340	3.29	%(3)	4.38%	(1.09)%	1.35%	6.10%
	2009	231	11.00	2,538	7.72	%(3)	8.13%	(0.41)%	1.35%	13.91%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)
	2013	11	14.20	159	1.72%				0.60%	(2.65)%
	2012	18	14.59	268	2.07	%(3)	4.76%	(2.69)%	0.60%	4.97%
	2011	21	13.90	295	2.12	%(3)	4.94%	(2.82)%	0.60%	6.40%
	2010	43	13.07	557	3.02	%(3)	4.03%	(1.01)%	0.60%	6.90%
	2009	41	12.22	495	9.71	%(3)	10.22%	(0.51)%	0.60%	14.78%
Fidelity VIP Investment Grade Bond (IQ3)
	2013	106	15.37	1,623	2.02%				1.45%	(3.49)%
	2012	129	15.93	2,057	2.35	%(3)	5.18%	(2.83)%	1.45%	4.07%
	2011	109	15.31	1,670	2.86	%(3)	5.60%	(2.74)%	1.45%	5.49%
	2010	130	14.51	1,879	2.91	%(3)	3.87%	(0.96)%	1.45%	5.99%
	2009	198	13.69	2,708	8.65	%(3)	9.05%	(0.40)%	1.45%	13.80%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle)
	2013	107	$13.39	$1,438	2.01%				1.35%	(3.39)%
	2012	139	13.86	1,932	2.06	%(3)	4.72%	(2.66)%	1.35%	4.17%
	2011	155	13.31	2,061	3.01	%(3)	5.70%	(2.69)%	1.35%	5.60%
	2010	167	12.60	2,104	3.00	%(3)	3.99%	(0.99)%	1.35%	6.10%
	2009	214	11.88	2,545	8.77	%(3)	9.18%	(0.41)%	1.35%	13.91%
Fidelity VIP Investment Grade Bond (Pinnacle IV)
	2013	52	13.26	689	1.78%				1.45%	(3.49)%
	2012	83	13.74	1,137	1.84	%(3)	4.40%	(2.56)%	1.45%	4.07%
	2011	113	13.21	1,494	1.59	%(3)	4.54%	(2.95)%	1.45%	5.49%
	2010	350	12.52	4,385	3.11	%(3)	4.14%	(1.03)%	1.45%	5.99%
	2009	403	11.81	4,759	8.19	%(3)	8.60%	(0.41)%	1.45%	13.80%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)
	2013	1	13.46	10	2.19%				1.10%	(3.14)%
	2012	1	13.90	11	4.25	%(3)	8.23%	(3.98)%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2013	2	10.52	22	1.88%				1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus)
	2013	27	12.92	352	2.03%				1.67%	(3.70)%
	2012	36	13.41	480	1.97	%(3)	4.59%	(2.62)%	1.67%	3.83%
	2011	43	12.92	558	2.53	%(3)	5.46%	(2.93)%	1.67%	5.25%
	2010	64	12.27	791	3.06	%(3)	4.07%	(1.01)%	1.67%	5.75%
	2009	77	11.61	899	8.02	%(3)	8.42%	(0.40)%	1.67%	13.54%
Fidelity VIP Investment Grade Bond (Pinnacle V)
	2013	528	12.28	6,483	2.68%				1.55%	(3.58)%
	2012	357	12.74	4,549	2.51	%(3)	5.47%	(2.96)%	1.55%	3.96%
	2011	256	12.25	3,135	3.28	%(3)	6.02%	(2.74)%	1.55%	5.38%
	2010	222	11.63	2,576	4.06	%(3)	5.42%	(1.36)%	1.55%	5.88%
	2009	135	10.98	1,479	8.25	%(3)	8.71%	(0.46)%	1.55%	13.68%
Fidelity VIP Mid Cap (AdvantEdge)
	2013	28	14.74	416	5.72%				1.60%	33.70%
	2012	26	11.02	288	0.45	%(3)	9.71%	(9.26)%	1.60%	12.72%
	2011	21	9.78	209	0.02	%(3)	0.15%	(0.13)%	1.60%	(12.28)%
	2010	43	11.15	474	0.12	%(3)	0.39%	(0.27)%	1.60%	26.52%
	2009	15	8.81	132	0.59	%(3)	1.28%	(0.69)%	1.60%	37.55%
Fidelity VIP Mid Cap (AnnuiChoice II)
	2013	58	16.80	970	5.49%				1.15%	34.31%
	2012	60	12.51	751	0.41	%(3)	8.97%	(8.56)%	1.15%	13.24%
	2011	59	11.05	649	0.02	%(3)	0.21%	(0.19)%	1.15%	(11.88)%
	2010	55	12.54	689	0.14	%(3)	0.47%	(0.33)%	1.15%	27.10%
	2009	46	9.86	456	0.51	%(3)	1.12%	(0.61)%	1.15%	38.15%
Fidelity VIP Mid Cap (AnnuiChoice)
	2013	39	32.32	1,273	5.02%				1.00%	34.51%
	2012	52	24.03	1,257	0.38	%(3)	7.34%	(6.96)%	1.00%	13.41%
	2011	77	21.19	1,635	0.02	%(3)	0.16%	(0.14)%	1.00%	(11.74)%
	2010	120	24.00	2,880	0.12	%(3)	0.44%	(0.32)%	1.00%	27.29%
	2009	140	18.86	2,644	0.49	%(3)	1.05%	(0.56)%	1.00%	38.36%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3)
	2013	23	$28.29	$645	5.63%				1.55%	33.77%
	2012	24	21.15	503	0.33	%(3)	7.25%	(6.92)%	1.55%	12.78%
	2011	35	18.75	661	0.02	%(3)	0.17%	(0.15)%	1.55%	(12.23)%
	2010	50	21.36	1,065	0.10	%(3)	0.42%	(0.32)%	1.55%	26.58%
	2009	77	16.88	1,294	0.45	%(3)	0.92%	(0.47)%	1.55%	37.59%
Fidelity VIP Mid Cap (Grandmaster)
	2013	18	24.96	460	5.52%				1.35%	34.04%
	2012	19	18.62	348	0.37	%(3)	7.94%	(7.57)%	1.35%	13.01%
	2011	23	16.48	387	0.01	%(3)	0.08%	(0.07)%	1.35%	(12.05)%
	2010	94	18.74	1,771	0.12	%(3)	0.45%	(0.33)%	1.35%	26.84%
	2009	104	14.77	1,533	0.63	%(3)	1.28%	(0.65)%	1.35%	37.87%
Fidelity VIP Mid Cap (IQ Advisor Enhanced)
	2013	*-	26.31	12	5.55%				0.80%	34.78%
	2012	*-	19.52	9	0.41	%(3)	8.90%	(8.49)%	0.80%	13.64%
	2011	*-	17.18	8	0.02	%(3)	0.15%	(0.13)%	0.80%	(11.56)%
	2010	1	19.43	15	0.12	%(3)	0.45%	(0.33)%	0.80%	27.54%
	2009	1	15.23	12	0.46	%(3)	1.01%	(0.55)%	0.80%	38.63%
Fidelity VIP Mid Cap (IQ Advisor Standard)
	2013	8	26.85	221	8.24%				0.60%	35.06%
	2012	2	19.88	38	0.14	%(3)	2.97%	(2.83)%	0.60%	13.87%
	2011	10	17.46	180	0.02	%(3)	0.19%	(0.17)%	0.60%	(11.39)%
	2010	11	19.70	220	0.13	%(3)	0.50%	(0.37)%	0.60%	27.80%
	2009	13	15.41	198	0.51	%(3)	1.16%	(0.65)%	0.60%	38.91%
Fidelity VIP Mid Cap (IQ Annuity)
	2013	86	31.16	2,695	6.38%				1.45%	33.90%
	2012	61	23.27	1,417	0.29	%(3)	6.24%	(5.95)%	1.45%	12.89%
	2011	117	20.61	2,402	0.02	%(3)	0.21%	(0.19)%	1.45%	(12.14)%
	2010	114	23.46	2,681	0.12	%(3)	0.46%	(0.34)%	1.45%	26.71%
	2009	135	18.52	2,495	0.44	%(3)	0.97%	(0.53)%	1.45%	37.73%
Fidelity VIP Mid Cap (Pinnacle)
	2013	61	14.58	896	5.52%				1.35%	34.04%
	2012	62	10.88	674	0.37	%(3)	7.94%	(7.57)%	1.35%	13.01%
	2011	78	9.63	746	0.02	%(3)	0.19%	(0.17)%	1.35%	(12.05)%
	2010	85	10.95	932	0.12	%(3)	0.44%	(0.32)%	1.35%	26.84%
	2009	101	8.63	872	0.48	%(3)	1.03%	(0.55)%	1.35%	37.87%
Fidelity VIP Mid Cap (Pinnacle IV)
	2013	109	30.68	3,343	4.83%				1.45%	33.90%
	2012	154	22.92	3,531	0.37	%(3)	8.04%	(7.67)%	1.45%	12.89%
	2011	188	20.30	3,823	0.01	%(3)	0.13%	(0.12)%	1.45%	(12.14)%
	2010	386	23.10	8,910	0.12	%(3)	0.44%	(0.32)%	1.45%	26.71%
	2009	419	18.23	7,639	0.55	%(3)	1.20%	(0.65)%	1.45%	37.73%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)
	2013	2	13.91	32	0.00%				1.15%	34.31%
Fidelity VIP Mid Cap (Pinnacle Plus)
	2013	20	29.60	598	5.29%				1.67%	33.60%
	2012	25	22.16	555	0.37	%(3)	8.07%	(7.70)%	1.67%	12.64%
	2011	30	19.67	595	0.02	%(3)	0.15%	(0.13)%	1.67%	(12.34)%
	2010	51	22.44	1,155	0.12	%(3)	0.45%	(0.33)%	1.67%	26.43%
	2009	57	17.75	1,010	0.53	%(3)	1.15%	(0.62)%	1.67%	37.42%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle V)
	2013	145	$14.27	$2,074	5.95%				1.55%	33.77%
	2012	117	10.67	1,253	0.34	%(3)	7.44%	(7.10)%	1.55%	12.78%
	2011	170	9.46	1,604	0.02	%(3)	0.17%	(0.15)%	1.55%	(12.23)%
	2010	213	10.78	2,298	0.13	%(3)	0.46%	(0.33)%	1.55%	26.58%
	2009	174	8.52	1,478	0.63	%(3)	1.40%	(0.77)%	1.55%	37.59%
Fidelity VIP Overseas (AdvantEdge)
	2013	56	10.30	580	1.38%				1.60%	28.09%
	2012	69	8.04	551	1.78	%(3)	2.14%	(0.36)%	1.60%	18.44%
	2011	69	6.79	470	1.53	%(3)	1.69%	(0.16)%	1.60%	(18.66)%
	2010	44	8.35	369	1.54	%(3)	1.79%	(0.25)%	1.60%	11.03%
	2009	22	7.52	168	2.26	%(3)	2.58%	(0.32)%	1.60%	24.23%
Fidelity VIP Overseas (AnnuiChoice II)
	2013	35	12.18	428	1.37%				1.15%	28.67%
	2012	43	9.47	407	1.91	%(3)	2.28%	(0.37)%	1.15%	18.99%
	2011	37	7.96	294	1.33	%(3)	1.54%	(0.21)%	1.15%	(18.29)%
	2010	32	9.74	314	1.07	%(3)	1.25%	(0.18)%	1.15%	11.53%
	2009	40	8.73	349	2.54	%(3)	2.90%	(0.36)%	1.15%	24.77%
Fidelity VIP Overseas (AnnuiChoice)
	2013	28	14.91	425	1.42%				1.00%	28.87%
	2012	34	11.57	398	1.65	%(3)	1.98%	(0.33)%	1.00%	19.17%
	2011	42	9.71	409	1.07	%(3)	1.29%	(0.22)%	1.00%	(18.16)%
	2010	54	11.87	638	1.18	%(3)	1.37%	(0.19)%	1.00%	11.70%
	2009	63	10.62	664	1.81	%(3)	2.16%	(0.35)%	1.00%	24.96%
Fidelity VIP Overseas (GrandMaster flex3)
	2013	13	16.25	217	1.46%				1.55%	28.15%
	2012	14	12.68	183	1.69	%(3)	2.03%	(0.34)%	1.55%	18.50%
	2011	16	10.70	173	0.86	%(3)	1.11%	(0.25)%	1.55%	(18.62)%
	2010	29	13.15	380	1.11	%(3)	1.29%	(0.18)%	1.55%	11.08%
	2009	37	11.84	437	1.31	%(3)	1.72%	(0.41)%	1.55%	24.27%
Fidelity VIP Overseas (GrandMaster)
	2013	71	10.07	712	1.57%				1.35%	28.41%
	2012	64	7.84	499	1.67	%(3)	2.00%	(0.33)%	1.35%	18.75%
	2011	74	6.61	488	0.99	%(3)	1.22%	(0.23)%	1.35%	(18.45)%
	2010	107	8.10	869	1.20	%(3)	1.40%	(0.20)%	1.35%	11.31%
	2009	113	7.28	824	1.96	%(3)	2.28%	(0.32)%	1.35%	24.52%
Fidelity VIP Overseas (IQ Advisor Enhanced)
	2013	1	17.20	13	1.51%				0.80%	29.13%
	2012	1	13.32	10	1.78	%(3)	2.14%	(0.36)%	0.80%	19.41%
	2011	1	11.15	9	0.91	%(3)	1.16%	(0.25)%	0.80%	(18.00)%
	2010	1	13.60	17	1.22	%(3)	1.42%	(0.20)%	0.80%	11.93%
	2009	1	12.15	15	2.01	%(3)	2.33%	(0.32)%	0.80%	25.21%
Fidelity VIP Overseas (IQ Advisor Standard)
	2013	8	17.54	142	1.35%				0.60%	29.39%
	2012	10	13.56	139	1.73	%(3)	2.07%	(0.34)%	0.60%	19.65%
	2011	11	11.33	125	1.01	%(3)	1.24%	(0.23)%	0.60%	(17.83)%
	2010	16	13.79	215	1.12	%(3)	1.30%	(0.18)%	0.60%	12.15%
	2009	19	12.30	230	1.84	%(3)	2.16%	(0.32)%	0.60%	25.46%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ3)
	2013	39	$14.72	$578	1.38%				1.45%	28.28%
	2012	47	11.48	537	1.71	%(3)	2.05%	(0.34)%	1.45%	18.63%
	2011	52	9.68	506	1.19	%(3)	1.40%	(0.21)%	1.45%	(18.54)%
	2010	56	11.88	659	1.30	%(3)	1.52%	(0.22)%	1.45%	11.20%
	2009	61	10.68	652	1.77	%(3)	2.10%	(0.33)%	1.45%	24.39%
Fidelity VIP Overseas (Pinnacle)
	2013	34	16.58	558	1.43%				1.35%	28.41%
	2012	38	12.91	490	1.54	%(3)	1.84%	(0.30)%	1.35%	18.75%
	2011	51	10.87	556	1.10	%(3)	1.31%	(0.21)%	1.35%	(18.45)%
	2010	63	13.33	842	1.19	%(3)	1.38%	(0.19)%	1.35%	11.31%
	2009	66	11.98	791	1.71	%(3)	2.06%	(0.35)%	1.35%	24.52%
Fidelity VIP Overseas (Pinnacle IV)
	2013	32	16.42	532	1.28%				1.45%	28.28%
	2012	45	12.80	580	1.64	%(3)	1.96%	(0.32)%	1.45%	18.63%
	2011	57	10.79	610	1.03	%(3)	1.26%	(0.23)%	1.45%	(18.54)%
	2010	76	13.24	1,011	1.04	%(3)	1.21%	(0.17)%	1.45%	11.20%
	2009	97	11.91	1,160	1.71	%(3)	2.06%	(0.35)%	1.45%	24.39%
Fidelity VIP Overseas (Pinnacle Plus)
	2013	14	19.89	274	1.65%				1.67%	28.00%
	2012	11	15.54	170	1.79	%(3)	2.14%	(0.35)%	1.67%	18.36%
	2011	11	13.13	143	1.08	%(3)	1.29%	(0.21)%	1.67%	(18.72)%
	2010	14	16.15	221	1.03	%(3)	1.20%	(0.17)%	1.67%	10.95%
	2009	20	14.56	289	1.78	%(3)	2.09%	(0.31)%	1.67%	24.11%
Fidelity VIP Overseas (Pinnacle V)
	2013	114	9.77	1,119	1.54%				1.55%	28.15%
	2012	109	7.62	833	1.81	%(3)	2.17%	(0.36)%	1.55%	18.50%
	2011	106	6.43	681	1.28	%(3)	1.47%	(0.19)%	1.55%	(18.62)%
	2010	99	7.91	780	1.39	%(3)	1.62%	(0.23)%	1.55%	11.08%
	2009	72	7.12	514	2.45	%(3)	2.78%	(0.33)%	1.55%	24.27%
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)
	2013	165	19.34	3,186	2.77%				1.35%	28.21%
	2012	183	15.09	2,764	3.27%				1.35%	11.01%
	2011	227	13.59	3,082	3.89%				1.35%	1.26%
	2010	261	13.42	3,506	3.81%				1.35%	15.36%
	2009	307	11.63	3,576	5.23%				1.35%	25.11%
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)
	2013	*-	19.43	7	2.76%				1.10%	28.53%
	2012	*-	15.12	5	5.96%				1.10%	4.77%
Franklin Income Securities (Pinnacle)
	2013	337	22.63	7,632	6.35%				1.35%	12.64%
	2012	385	20.09	7,727	6.46%				1.35%	11.38%
	2011	479	18.04	8,638	6.05%				1.35%	1.33%
	2010	571	17.80	10,167	6.73%				1.35%	11.34%
	2009	667	15.99	10,666	8.27%				1.35%	34.05%
Franklin Income Securities (Pinnacle II Reduced M&E)
	2013	13	22.74	306	7.42%				1.10%	12.93%
	2012	18	20.14	365	12.75%				1.10%	8.07%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (AnnuiChoice)
	2013	6	$25.41	$156	1.05%				1.00%	30.98%
	2012	6	19.40	123	1.14%				1.00%	19.17%
	2011	10	16.28	166	1.36%				1.00%	1.14%
	2010	12	16.10	194	1.20%				1.00%	22.22%
	2009	14	13.17	183	0.00%				1.00%	31.71%
JP Morgan IT Mid Cap Value (Grandmaster)
	2013	3	24.99	75	0.94%				1.35%	30.52%
	2012	4	19.15	71	1.12%				1.35%	18.74%
	2011	4	16.13	66	1.36%				1.35%	0.79%
	2010	4	16.00	71	1.17%				1.35%	21.79%
	2009	4	13.14	59	0.00%				1.35%	31.38%
JP Morgan IT Mid Cap Value (GrandMaster flex3)
	2013	6	24.76	141	1.12%				1.55%	30.25%
	2012	7	19.01	128	1.15%				1.55%	18.50%
	2011	8	16.04	130	1.25%				1.55%	0.58%
	2010	13	15.95	200	1.34%				1.55%	21.54%
	2009	29	13.12	382	0.00%				1.55%	31.20%
JP Morgan IT Mid Cap Value (IQ3)
	2013	3	24.88	75	1.04%				1.45%	30.38%
	2012	3	19.08	59	1.07%				1.45%	18.62%
	2011	3	16.08	55	1.33%				1.45%	0.68%
	2010	4	15.97	63	1.14%				1.45%	21.67%
	2009	9	13.13	118	0.00%				1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle)
	2013	4	24.99	88	1.05%				1.35%	30.52%
	2012	4	19.15	77	1.06%				1.35%	18.74%
	2011	4	16.13	72	1.37%				1.35%	0.79%
	2010	5	16.00	84	1.18%				1.35%	21.79%
	2009	6	13.14	75	0.00%				1.35%	31.38%
JP Morgan IT Mid Cap Value (Pinnacle IV)
	2013	12	24.88	288	0.85%				1.45%	30.39%
	2012	21	19.08	403	1.19%				1.45%	18.62%
	2011	27	16.08	438	1.32%				1.45%	0.68%
	2010	29	15.97	467	1.20%				1.45%	21.67%
	2009	32	13.13	423	0.00%				1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle Plus)
	2013	3	24.62	70	1.15%				1.67%	30.09%
	2012	4	18.92	70	1.06%				1.67%	18.36%
	2011	4	15.99	67	1.43%				1.67%	0.46%
	2010	5	15.91	82	1.92%				1.67%	21.40%
	2009	14	13.11	182	0.00%				1.67%	31.09%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2013	1	16.96	11	0.00%				1.15%	30.78%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2013	2	23.88	55	4.29%				1.00%	(9.66)%
	2012	3	26.43	72	2.53%				1.00%	16.78%
	2011	4	22.64	80	3.56	%(3)	4.67%	(1.11)%	1.00%	5.97%
	2010	6	21.36	119	5.87%				1.00%	8.65%
	2009	12	19.66	242	8.04%				1.00%	28.91%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2013	*-	$14.53	$1	1.63%				1.15%	(9.80)%
	2012	*-	16.11	6	2.30%				1.15%	16.60%
	2011	1	13.82	8	3.58	%(3)	4.69%	(1.11)%	1.15%	5.81%
	2010	1	13.06	8	4.73%				1.15%	8.48%
	2009	1	12.04	13	7.95%				1.15%	28.71%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2013	1	22.33	33	4.03%				1.55%	(10.16)%
	2012	1	24.86	37	2.26%				1.55%	16.13%
	2011	2	21.41	50	4.11	%(3)	5.39%	(1.28)%	1.55%	5.38%
	2010	4	20.31	75	4.08%				1.55%	8.05%
	2009	4	18.80	73	7.81%				1.55%	28.19%
Morgan Stanley UIF Emerging Markets Debt (IQ3)
	2013	5	22.71	106	4.02%				1.45%	(10.07)%
	2012	5	25.25	133	2.67%				1.45%	16.24%
	2011	7	21.72	147	3.54	%(3)	4.64%	(1.10)%	1.45%	5.49%
	2010	8	20.59	162	4.11%				1.45%	8.16%
	2009	9	19.04	173	7.86%				1.45%	28.32%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)
	2013	19	24.05	449	4.58%				1.35%	(9.98)%
	2012	26	26.72	703	2.65%				1.35%	16.36%
	2011	34	22.96	782	3.22	%(3)	4.22%	(1.00)%	1.35%	5.59%
	2010	35	21.75	757	2.25%				1.35%	8.26%
	2009	132	20.09	2,651	9.76%				1.35%	28.45%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)
	2013	1	24.17	35	4.03%				1.10%	(9.75)%
	2012	1	26.78	38	5.29%				1.10%	12.76%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2013	9	25.33	228	3.91%				1.45%	(10.07)%
	2012	11	28.17	305	2.93%				1.45%	16.24%
	2011	13	24.24	315	3.58	%(3)	4.70%	(1.12)%	1.45%	5.49%
	2010	16	22.98	374	4.12%				1.45%	8.16%
	2009	19	21.24	393	7.76%				1.45%	28.32%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2013	9	26.69	250	1.12%				1.00%	1.03%
	2012	10	26.42	261	0.81%				1.00%	14.67%
	2011	14	23.04	313	0.71%				1.00%	4.86%
	2010	21	21.97	466	2.22%				1.00%	28.66%
	2009	26	17.08	446	3.28%				1.00%	27.07%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2013	7	11.26	83	1.14%				1.15%	0.88%
	2012	8	11.16	85	0.86%				1.15%	14.50%
	2011	8	9.75	79	0.85%				1.15%	4.71%
	2010	8	9.31	77	2.15%				1.15%	28.47%
	2009	9	7.25	64	3.43%				1.15%	26.88%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)
	2013	4	$25.32	$107	1.12%			1.55%	0.47%
	2012	4	25.20	108	0.81%			1.55%	14.03%
	2011	6	22.10	122	0.83%			1.55%	4.28%
	2010	7	21.19	139	2.08%			1.55%	27.95%
	2009	9	16.56	155	3.43%			1.55%	26.36%
Morgan Stanley UIF U.S. Real Estate (IQ3)
	2013	16	24.93	408	1.11%			1.45%	0.57%
	2012	18	24.78	449	0.89%			1.45%	14.15%
	2011	20	21.71	434	0.85%			1.45%	4.39%
	2010	21	20.80	443	2.09%			1.45%	28.08%
	2009	26	16.24	415	3.29%			1.45%	26.49%
Morgan Stanley UIF U.S. Real Estate (Pinnacle)
	2013	39	32.94	1,271	1.16%			1.35%	0.68%
	2012	42	32.72	1,375	0.85%			1.35%	14.27%
	2011	45	28.64	1,283	0.84%			1.35%	4.49%
	2010	55	27.41	1,518	2.15%			1.35%	28.21%
	2009	63	21.38	1,356	3.38%			1.35%	26.62%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2013	28	27.75	766	1.06%			1.45%	0.58%
	2012	35	27.59	967	0.89%			1.45%	14.15%
	2011	43	24.17	1,050	0.81%			1.45%	4.39%
	2010	54	23.16	1,259	2.18%			1.45%	28.08%
	2009	67	18.08	1,204	3.21%			1.45%	26.49%
Non-Affiliated Class 2:
Franklin Growth and Income Securities (AdvantEdge)
	2013	3	13.59	40	4.98%			1.60%	27.53%
	2012	2	10.65	24	2.08%			1.60%	10.43%
	2011	9	9.65	83	2.24%			1.60%	0.77%
	2010	4	9.57	37	3.60%			1.60%	14.82%
	2009	4	8.34	33	0.00%			1.60%	24.56%
Franklin Growth and Income Securities (AnnuiChoice)
	2013	82	19.57	1,608	2.42%			1.00%	28.31%
	2012	83	15.25	1,269	2.92%			1.00%	11.10%
	2011	102	13.73	1,399	3.55%			1.00%	1.38%
	2010	109	13.54	1,481	3.66%			1.00%	15.51%
	2009	129	11.72	1,515	4.82%			1.00%	25.29%
Franklin Growth and Income Securities (AnnuiChoice II)
	2013	30	13.74	413	2.01%			1.15%	28.12%
	2012	18	10.73	190	3.07%			1.15%	10.94%
	2011	19	9.67	186	3.97%			1.15%	1.23%
	2010	14	9.55	132	3.92%			1.15%	15.34%
	2009	12	8.28	101	5.01%			1.15%	25.10%
Franklin Growth and Income Securities (Grandmaster)
	2013	39	18.82	732	2.63%			1.35%	27.86%
	2012	37	14.72	544	2.61%			1.35%	10.71%
	2011	41	13.30	544	3.91%			1.35%	1.03%
	2010	49	13.16	651	3.59%			1.35%	15.11%
	2009	55	11.44	629	4.80%			1.35%	24.85%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (GrandMaster flex3)
	2013	40	$18.41	$731	2.90%			1.55%	27.60%
	2012	31	14.43	454	2.78%			1.55%	10.48%
	2011	44	13.06	580	3.70%			1.55%	0.82%
	2010	55	12.95	709	3.64%			1.55%	14.87%
	2009	67	11.27	755	4.82%			1.55%	24.59%
Franklin Growth and Income Securities (IQ Annuity)
	2013	91	18.61	1,695	2.66%			1.45%	27.73%
	2012	104	14.57	1,521	3.08%			1.45%	10.60%
	2011	133	13.18	1,750	3.61%			1.45%	0.93%
	2010	167	13.06	2,174	3.65%			1.45%	14.99%
	2009	197	11.35	2,237	4.87%			1.45%	24.72%
Franklin Growth and Income Securities (Pinnacle)
	2013	93	11.81	1,096	2.66%			1.35%	27.86%
	2012	83	9.24	769	2.62%			1.35%	10.71%
	2011	107	8.34	895	3.55%			1.35%	1.03%
	2010	120	8.26	991	3.58%			1.35%	15.11%
	2009	127	7.18	915	4.83%			1.35%	24.85%
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)
	2013	4	11.87	42	2.57%			1.10%	28.18%
	2012	4	9.26	33	5.56%			1.10%	4.57%
Franklin Growth and Income Securities (Pinnacle IV)
	2013	84	18.61	1,559	2.61%			1.45%	27.73%
	2012	101	14.57	1,473	3.08%			1.45%	10.60%
	2011	144	13.18	1,904	3.75%			1.45%	0.93%
	2010	198	13.06	2,582	3.62%			1.45%	14.99%
	2009	243	11.35	2,762	4.86%			1.45%	24.72%
Franklin Growth and Income Securities (Pinnacle Plus)
	2013	34	17.61	607	3.52%			1.67%	27.44%
	2012	66	13.82	911	2.94%			1.67%	10.35%
	2011	72	12.52	905	2.05%			1.67%	0.70%
	2010	35	12.44	433	3.49%			1.67%	14.73%
	2009	46	10.84	495	4.78%			1.67%	24.44%
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)
	2013	38	15.39	585	0.00%			1.15%	28.12%
Franklin Growth and Income Securities (Pinnacle V)
	2013	109	11.39	1,236	2.28%			1.55%	27.60%
	2012	75	8.93	672	3.67%			1.55%	10.48%
	2011	79	8.08	639	3.30%			1.55%	0.82%
	2010	63	8.02	507	3.83%			1.55%	14.87%
	2009	49	6.98	343	4.08%			1.55%	24.59%
Franklin Income Securities (AdvantEdge)
	2013	33	13.37	445	8.26%			1.60%	12.12%
	2012	42	11.92	500	4.76%			1.60%	10.84%
	2011	41	10.75	440	7.19%			1.60%	0.75%
	2010	19	10.67	201	6.45%			1.60%	10.87%
	2009	10	9.63	100	6.82%			1.60%	33.46%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice)
	2013	93	$22.90	$2,120	6.34%			1.00%	12.80%
	2012	120	20.30	2,432	6.44%			1.00%	11.52%
	2011	143	18.20	2,606	5.60%			1.00%	1.36%
	2010	160	17.96	2,873	6.56%			1.00%	11.55%
	2009	200	16.10	3,223	7.74%			1.00%	34.24%
Franklin Income Securities (AnnuiChoice II)
	2013	93	14.38	1,344	6.18%			1.15%	12.63%
	2012	88	12.77	1,118	6.22%			1.15%	11.35%
	2011	88	11.47	1,005	5.84%			1.15%	1.21%
	2010	84	11.33	954	6.70%			1.15%	11.38%
	2009	87	10.17	884	7.66%			1.15%	34.04%
Franklin Income Securities (Grandmaster)
	2013	126	22.02	2,769	6.55%			1.35%	12.40%
	2012	141	19.59	2,772	6.77%			1.35%	11.13%
	2011	156	17.63	2,747	5.21%			1.35%	1.01%
	2010	164	17.46	2,867	6.65%			1.35%	11.15%
	2009	184	15.71	2,890	6.24%			1.35%	33.77%
Franklin Income Securities (GrandMaster flex3)
	2013	122	21.54	2,623	5.78%			1.55%	12.18%
	2012	151	19.20	2,898	6.58%			1.55%	10.90%
	2011	166	17.31	2,867	5.75%			1.55%	0.80%
	2010	183	17.18	3,149	6.78%			1.55%	10.93%
	2009	225	15.48	3,485	8.30%			1.55%	33.50%
Franklin Income Securities (IQ Advisor Enhanced)
	2013	*-	18.23	9	6.35%			0.80%	13.03%
	2012	*-	16.13	8	6.45%			0.80%	11.75%
	2011	*-	14.44	7	7.20%			0.80%	1.57%
	2010	1	14.21	11	6.64%			0.80%	11.77%
	2009	1	12.72	10	8.11%			0.80%	34.51%
Franklin Income Securities (IQ Advisor Standard)
	2013	*-	18.60	3	7.80%			0.60%	13.26%
	2012	*-	16.43	2	0.08%			0.60%	11.97%
	2011	7	14.67	100	5.78%			0.60%	1.77%
	2010	7	14.41	98	11.69%			0.60%	12.00%
	2009	*-	12.87	4	1.80%			0.60%	34.78%
Franklin Income Securities (IQ Annuity)
	2013	122	21.78	2,660	6.47%			1.45%	12.29%
	2012	135	19.40	2,622	6.39%			1.45%	11.01%
	2011	157	17.47	2,738	6.04%			1.45%	0.90%
	2010	192	17.32	3,319	6.55%			1.45%	11.04%
	2009	247	15.59	3,845	8.46%			1.45%	33.63%
Franklin Income Securities (Pinnacle IV)
	2013	301	21.78	6,565	6.47%			1.45%	12.29%
	2012	377	19.40	7,311	6.76%			1.45%	11.01%
	2011	439	17.47	7,664	5.46%			1.45%	0.90%
	2010	478	17.32	8,278	6.64%			1.45%	11.04%
	2009	533	15.59	8,308	7.33%			1.45%	33.63%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle Plus)
	2013	62	$18.95	$1,168	7.72%			1.67%	12.04%
	2012	101	16.91	1,710	5.96%			1.67%	10.76%
	2011	113	15.27	1,728	5.64%			1.67%	0.68%
	2010	118	15.17	1,786	6.45%			1.67%	10.79%
	2009	113	13.69	1,550	7.91%			1.67%	33.33%
Franklin Income Securities (Pinnacle Plus Reduced M&E)
	2013	18	13.05	237	2.20%			1.15%	12.63%
	2012	4	11.58	46	0.00%			1.15%	11.35%
	2011	*-	10.40	*-	4.65%			1.15%	1.21%
	2010	1	10.28	6	0.00%			1.15%	2.78%
Franklin Income Securities (Pinnacle V)
	2013	718	12.29	8,831	5.48%			1.55%	12.18%
	2012	463	10.96	5,078	6.34%			1.55%	10.90%
	2011	404	9.88	3,996	5.20%			1.55%	0.80%
	2010	270	9.80	2,647	6.65%			1.55%	10.93%
	2009	242	8.84	2,141	6.61%			1.55%	33.50%
Franklin Large Cap Growth Securities (AdvantEdge)
	2013	81	13.22	1,070	1.13%			1.60%	26.58%
	2012	100	10.44	1,046	0.87%			1.60%	10.57%
	2011	95	9.44	894	0.72%			1.60%	(3.08)%
	2010	44	9.74	431	0.19%			1.60%	9.81%
	2009	2	8.87	19	0.00%			1.60%	27.69%
Franklin Large Cap Growth Securities (AnnuiChoice)
	2013	6	18.72	115	1.05%			1.00%	27.35%
	2012	6	14.70	93	0.61%			1.00%	11.24%
	2011	12	13.22	161	0.84%			1.00%	(2.49)%
	2010	21	13.55	289	0.86%			1.00%	10.47%
	2009	23	12.27	282	1.16%			1.00%	28.44%
Franklin Large Cap Growth Securities (AnnuiChoice II)
	2013	35	14.30	498	1.07%			1.15%	27.16%
	2012	38	11.24	422	0.83%			1.15%	11.07%
	2011	40	10.12	403	0.73%			1.15%	(2.64)%
	2010	34	10.40	350	0.78%			1.15%	10.31%
	2009	23	9.43	219	1.38%			1.15%	28.24%
Franklin Large Cap Growth Securities (Grandmaster)
	2013	6	18.01	110	0.53%			1.35%	26.90%
	2012	2	14.19	32	0.68%			1.35%	10.85%
	2011	2	12.80	31	0.78%			1.35%	(2.83)%
	2010	5	13.18	64	0.76%			1.35%	10.08%
	2009	3	11.97	39	1.37%			1.35%	27.98%
Franklin Large Cap Growth Securities (GrandMaster flex3)
	2013	7	17.61	121	1.04%			1.55%	26.64%
	2012	7	13.91	97	0.87%			1.55%	10.62%
	2011	7	12.57	94	0.63%			1.55%	(3.03)%
	2010	11	12.96	142	0.78%			1.55%	9.86%
	2009	14	11.80	167	1.38%			1.55%	27.72%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Advisor Standard)
	2013	1	$16.06	$17	1.04%			0.60%	27.86%
	2012	1	12.56	13	0.84%			0.60%	11.69%
	2011	1	11.25	12	0.66%			0.60%	(2.10)%
	2010	1	11.49	12	0.83%			0.60%	10.92%
	2009	1	10.36	11	5.45%			0.60%	28.95%
Franklin Large Cap Growth Securities (IQ Annuity)
	2013	6	17.81	99	1.05%			1.45%	26.77%
	2012	7	14.05	92	0.69%			1.45%	10.74%
	2011	10	12.69	124	0.73%			1.45%	(2.93)%
	2010	14	13.07	184	0.82%			1.45%	9.97%
	2009	15	11.88	183	3.20%			1.45%	27.85%
Franklin Large Cap Growth Securities (Pinnacle)
	2013	6	18.01	114	0.67%			1.35%	26.90%
	2012	4	14.19	57	0.77%			1.35%	10.85%
	2011	5	12.80	66	0.64%			1.35%	(2.83)%
	2010	9	13.18	118	0.91%			1.35%	10.08%
	2009	9	11.97	109	1.29%			1.35%	27.98%
Franklin Large Cap Growth Securities (Pinnacle IV)
	2013	26	17.81	463	1.07%			1.45%	26.77%
	2012	29	14.05	409	0.87%			1.45%	10.74%
	2011	34	12.69	427	0.70%			1.45%	(2.93)%
	2010	63	13.07	828	0.88%			1.45%	9.97%
	2009	62	11.89	732	1.40%			1.45%	27.85%
Franklin Large Cap Growth Securities (Pinnacle Plus)
	2013	22	15.95	356	1.00%			1.67%	26.49%
	2012	21	12.61	265	0.91%			1.67%	10.49%
	2011	22	11.41	249	0.82%			1.67%	(3.15)%
	2010	40	11.79	471	0.73%			1.67%	9.73%
	2009	24	10.74	253	1.13%			1.67%	27.57%
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)
	2013	1	14.51	14	0.00%			1.15%	27.16%
Franklin Large Cap Growth Securities (Pinnacle V)
	2013	92	11.77	1,087	1.00%			1.55%	26.64%
	2012	98	9.29	915	0.83%			1.55%	10.62%
	2011	99	8.40	833	0.60%			1.55%	(3.03)%
	2010	74	8.66	639	0.67%			1.55%	9.86%
	2009	21	7.88	166	1.32%			1.55%	27.72%
Franklin Mutual Shares Securities (AdvantEdge)
	2013	163	12.46	2,033	2.39%			1.60%	26.21%
	2012	216	9.87	2,130	2.20%			1.60%	12.41%
	2011	193	8.78	1,697	2.95%			1.60%	(2.62)%
	2010	110	9.02	995	1.87%			1.60%	9.42%
	2009	28	8.24	235	2.07%			1.60%	24.06%
Franklin Mutual Shares Securities (AnnuiChoice)
	2013	48	21.44	1,019	2.14%			1.00%	26.98%
	2012	56	16.88	941	2.08%			1.00%	13.10%
	2011	71	14.93	1,060	2.31%			1.00%	(2.03)%
	2010	78	15.24	1,190	1.51%			1.00%	10.08%
	2009	95	13.84	1,315	1.99%			1.00%	24.79%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (AnnuiChoice II)
	2013	168	$13.17	$2,218	2.18%			1.15%	26.79%
	2012	133	10.39	1,380	2.17%			1.15%	12.92%
	2011	120	9.20	1,101	2.45%			1.15%	(2.18)%
	2010	111	9.41	1,043	1.63%			1.15%	9.92%
	2009	85	8.56	723	1.95%			1.15%	24.60%
Franklin Mutual Shares Securities (GrandMaster flex3)
	2013	56	20.17	1,129	2.03%			1.55%	26.28%
	2012	63	15.97	1,001	2.04%			1.55%	12.47%
	2011	93	14.20	1,322	2.18%			1.55%	(2.57)%
	2010	122	14.58	1,781	1.58%			1.55%	9.47%
	2009	170	13.31	2,262	1.94%			1.55%	24.10%
Franklin Mutual Shares Securities (IQ Advisor Standard)
	2013	18	18.20	321	1.96%			0.60%	27.49%
	2012	21	14.28	305	2.09%			0.60%	13.56%
	2011	22	12.57	273	3.03%			0.60%	(1.63)%
	2010	38	12.78	479	1.52%			0.60%	10.53%
	2009	42	11.57	486	1.95%			0.60%	25.29%
Franklin Mutual Shares Securities (IQ Annuity)
	2013	36	20.39	728	2.10%			1.45%	26.40%
	2012	39	16.13	630	1.95%			1.45%	12.58%
	2011	50	14.33	713	2.25%			1.45%	(2.47)%
	2010	64	14.69	935	1.49%			1.45%	9.58%
	2009	78	13.41	1,043	1.90%			1.45%	24.22%
Franklin Mutual Shares Securities (Pinnacle)
	2013	50	20.62	1,038	1.90%			1.35%	26.53%
	2012	66	16.30	1,077	1.91%			1.35%	12.69%
	2011	85	14.46	1,223	2.30%			1.35%	(2.37)%
	2010	102	14.81	1,505	1.57%			1.35%	9.70%
	2009	114	13.50	1,539	1.84%			1.35%	24.35%
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)
	2013	*-	20.72	10	2.11%			1.10%	26.85%
	2012	1	16.33	8	4.07%			1.10%	6.04%
Franklin Mutual Shares Securities (Pinnacle IV)
	2013	223	20.39	4,538	2.10%			1.45%	26.40%
	2012	262	16.13	4,232	2.12%			1.45%	12.58%
	2011	281	14.33	4,030	2.49%			1.45%	(2.47)%
	2010	174	14.69	2,561	1.54%			1.45%	9.58%
	2009	194	13.41	2,598	1.82%			1.45%	24.22%
Franklin Mutual Shares Securities (Pinnacle Plus)
	2013	53	18.37	964	2.13%			1.67%	26.12%
	2012	68	14.56	988	2.16%			1.67%	12.33%
	2011	73	12.97	943	2.29%			1.67%	(2.69)%
	2010	72	13.32	962	1.60%			1.67%	9.34%
	2009	77	12.19	932	2.04%			1.67%	23.95%
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)
	2013	2	14.51	28	1.92%			1.15%	26.79%
	2012	2	11.44	19	0.00%			1.15%	12.92%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle V)
	2013	760	$10.96	$8,335	2.20%			1.55%	26.28%
	2012	517	8.68	4,492	2.17%			1.55%	12.47%
	2011	419	7.72	3,236	2.59%			1.55%	(2.57)%
	2010	194	7.92	1,536	1.81%			1.55%	9.47%
	2009	120	7.24	867	2.13%			1.55%	24.10%
Franklin Mutual Shares Securities(Grandmaster)
	2013	87	20.62	1,785	2.12%			1.35%	26.53%
	2012	90	16.30	1,471	2.12%			1.35%	12.69%
	2011	105	14.46	1,518	2.68%			1.35%	(2.37)%
	2010	52	14.81	771	1.55%			1.35%	9.70%
	2009	67	13.50	901	1.37%			1.35%	24.35%
Franklin Small Cap Value Securities (AdvantEdge)
	2013	12	16.34	188	1.22%			1.60%	34.06%
	2012	7	12.19	84	0.51%			1.60%	16.49%
	2011	7	10.47	73	0.41%			1.60%	(5.30)%
	2010	25	11.05	273	0.32%			1.60%	26.17%
	2009	2	8.76	15	0.16%			1.60%	27.12%
Franklin Small Cap Value Securities (Annuichoice)
	2013	5	14.43	74	1.73%			1.00%	34.88%
	2012	6	10.70	64	0.86%			1.00%	17.20%
	2011	12	9.13	108	0.60%			1.00%	(4.72)%
	2010	15	9.58	141	0.49%			1.00%	26.94%
	2009	5	7.55	41	1.28%			1.00%	27.87%
Franklin Small Cap Value Securities (Annuichoice II)
	2013	20	14.29	285	1.07%			1.15%	34.67%
	2012	15	10.61	161	0.77%			1.15%	17.02%
	2011	15	9.07	137	0.87%			1.15%	(4.86)%
	2010	15	9.53	140	0.84%			1.15%	26.75%
	2009	12	7.52	90	1.56%			1.15%	27.67%
Franklin Small Cap Value Securities (Grandmaster)
	2013	5	14.10	65	1.71%			1.35%	34.40%
	2012	9	10.49	97	1.08%			1.35%	16.78%
	2011	14	8.98	126	0.71%			1.35%	(5.06)%
	2010	14	9.46	133	0.73%			1.35%	26.49%
	2009	7	7.48	51	1.66%			1.35%	27.41%
Franklin Small Cap Value Securities (Grandmaster flex3)
	2013	5	13.91	65	1.54%			1.55%	34.13%
	2012	5	10.37	54	0.30%			1.55%	16.55%
	2011	10	8.90	93	0.96%			1.55%	(5.25)%
	2010	8	9.39	73	0.58%			1.55%	26.24%
	2009	2	7.44	15	1.03%			1.55%	27.16%
Franklin Small Cap Value Securities (IQ Annuuity)
	2013	6	14.00	85	1.24%			1.45%	34.27%
	2012	8	10.43	85	0.76%			1.45%	16.66%
	2011	9	8.94	83	0.73%			1.45%	(5.15)%
	2010	9	9.42	85	0.84%			1.45%	26.37%
	2009	5	7.46	39	1.26%			1.45%	27.28%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Pinnacle Plus)
	2013	13	$13.79	$174	2.01%			1.67%	33.97%
	2012	10	10.30	105	0.68%			1.67%	16.40%
	2011	17	8.85	154	0.66%			1.67%	(5.36)%
	2010	19	9.35	177	0.70%			1.67%	26.08%
	2009	11	7.41	82	1.61%			1.67%	27.00%
Franklin Small Cap Value Securities Fund (Pinnacle)
	2013	17	14.10	237	1.41%			1.35%	34.40%
	2012	17	10.49	174	0.42%			1.35%	16.78%
	2011	15	8.98	134	0.49%			1.35%	(5.06)%
	2010	8	9.46	79	0.75%			1.35%	26.49%
	2009	10	7.48	73	0.91%			1.35%	27.41%
Franklin Small Cap Value Securities Fund (Pinnacle IV)
	2013	5	14.00	73	1.30%			1.45%	34.27%
	2012	5	10.43	57	0.62%			1.45%	16.66%
	2011	11	8.94	97	0.45%			1.45%	(5.15)%
	2010	28	9.42	263	1.04%			1.45%	26.37%
	2009	9	7.46	66	2.42%			1.45%	27.28%
Franklin Small Cap Value Securities Fund (Pinnacle V)
	2013	53	13.87	735	1.28%			1.55%	34.13%
	2012	43	10.34	449	0.80%			1.55%	16.55%
	2011	34	8.87	298	0.55%			1.55%	(5.25)%
	2010	24	9.37	225	0.80%			1.55%	26.24%
	2009	23	7.42	167	1.62%			1.55%	27.16%
Invesco VI American Franchise (AdvantEdge)
	2013	1	15.18	18	0.05%			1.60%	37.56%
	2012	2	11.04	19	0.00%			1.60%	11.58%
	2011	2	9.89	17	0.00%			1.60%	(7.88)%
	2010	2	10.74	18	0.00%			1.60%	17.66%
	2009	2	9.13	16	0.00%			1.60%	63.03%
Invesco VI American Franchise (AnnuiChoice)
	2013	1	22.27	27	0.24%			1.00%	38.40%
	2012	1	16.09	20	0.00%			1.00%	12.26%
	2011	1	14.34	21	0.00%			1.00%	(7.32)%
	2010	2	15.47	31	0.00%			1.00%	18.37%
	2009	7	13.07	97	0.00%			1.00%	63.99%
Invesco VI American Franchise (AnnuiChoice II)
	2013	5	17.34	82	0.24%			1.15%	38.19%
	2012	5	12.55	61	0.00%			1.15%	12.09%
	2011	5	11.20	55	0.00%			1.15%	(7.46)%
	2010	5	12.10	59	0.00%			1.15%	18.19%
	2009	5	10.24	54	0.00%			1.15%	63.74%
Invesco VI American Franchise (Grandmaster)
	2013	*-	21.42	3	0.22%			1.35%	37.91%
	2012	*-	15.53	3	0.00%			1.35%	11.86%
	2011	*-	13.89	2	0.00%			1.35%	(7.65)%
	2010	4	15.04	63	0.00%			1.35%	17.95%
	2009	1	12.75	8	0.00%			1.35%	63.41%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (GrandMaster flex3)
	2013	3	$20.95	$72	0.24%			1.55%	37.63%
	2012	3	15.22	50	0.00%			1.55%	11.63%
	2011	3	13.64	44	0.00%			1.55%	(7.84)%
	2010	3	14.80	48	0.00%			1.55%	17.71%
	2009	3	12.57	43	0.00%			1.55%	63.08%
Invesco VI American Franchise (IQ Advisor Standard)
	2013	*-	18.93	4	0.40%			0.60%	38.96%
Invesco VI American Franchise (IQ Annuity)
	2013	15	21.18	321	0.24%			1.45%	37.77%
	2012	15	15.38	238	0.00%			1.45%	11.75%
	2011	17	13.76	238	0.00%			1.45%	(7.74)%
	2010	19	14.92	289	0.00%			1.45%	17.83%
	2009	21	12.66	267	0.00%			1.45%	63.24%
Invesco VI American Franchise (Pinnacle)
	2013	5	21.42	116	0.31%			1.35%	37.91%
	2012	4	15.53	57	0.00%			1.35%	11.86%
	2011	4	13.89	53	0.00%			1.35%	(7.65)%
	2010	5	15.04	68	0.00%			1.35%	17.95%
	2009	6	12.75	73	0.00%			1.35%	63.41%
Invesco VI American Franchise (Pinnacle IV)
	2013	31	21.19	666	0.11%			1.45%	37.77%
	2012	11	15.38	176	0.00%			1.45%	11.75%
	2011	17	13.76	232	0.00%			1.45%	(7.74)%
	2010	16	14.92	238	0.00%			1.45%	17.83%
	2009	28	12.66	354	0.00%			1.45%	63.24%
Invesco VI American Franchise (Pinnacle Plus)
	2013	2	18.41	37	0.21%			1.67%	37.46%
	2012	3	13.39	38	0.00%			1.67%	11.50%
	2011	4	12.01	43	0.00%			1.67%	(7.95)%
	2010	4	13.05	54	0.00%			1.67%	17.57%
	2009	8	11.10	89	0.00%			1.67%	62.88%
Invesco VI American Franchise (Pinnacle V)
	2013	41	14.61	592	0.24%			1.55%	37.63%
	2012	33	10.61	345	0.00%			1.55%	11.63%
	2011	23	9.51	222	0.00%			1.55%	(7.84)%
	2010	19	10.32	197	0.00%			1.55%	17.71%
	2009	17	8.76	152	0.00%			1.55%	63.08%
Invesco VI American Value (AdvantEdge)
	2013	26	15.11	395	0.79%			1.60%	31.79%
	2012	7	11.47	77	0.69%			1.60%	15.19%
	2011	6	9.95	63	0.23%			1.60%	(0.78)%
	2010	29	10.03	288	0.89%			1.60%	20.23%
	2009	6	8.35	50	1.26%			1.60%	36.97%
Invesco VI American Value (AnnuiChoice)
	2013	1	15.63	22	0.68%			1.00%	32.59%
	2012	1	11.79	10	0.38%			1.00%	15.90%
	2011	2	10.17	22	0.54%			1.00%	(0.18)%
	2010	3	10.19	30	1.18%			1.00%	20.96%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AnnuiChoice II)
	2013	18	$15.50	$282	0.55%			1.15%	32.39%
	2012	14	11.70	169	0.67%			1.15%	15.72%
	2011	14	10.11	138	0.59%			1.15%	(0.33)%
	2010	16	10.15	158	0.86%			1.15%	20.78%
	2009	14	8.40	116	0.65%			1.15%	37.56%
Invesco VI American Value (Grandmaster)
	2013	7	15.32	106	0.50%			1.35%	32.13%
	2012	5	11.59	56	0.69%			1.35%	15.49%
	2011	4	10.04	39	0.60%			1.35%	(0.53)%
	2010	4	10.09	45	0.93%			1.35%	20.53%
	2009	4	8.37	37	1.17%			1.35%	37.28%
Invesco VI American Value (Grandmaster flex3)
	2013	*-	15.14	7	0.72%			1.55%	31.86%
	2012	1	11.48	16	1.03%			1.55%	15.25%
	2011	*-	9.96	2	0.00%			1.55%	(0.73)%
	2010	3	10.04	28	0.00%			1.55%	20.29%
Invesco VI American Value (IQ Annuity)
	2013	5	15.23	80	0.59%			1.45%	31.99%
	2012	5	11.54	63	0.79%			1.45%	15.37%
	2011	4	10.00	37	0.36%			1.45%	(0.63)%
	2010	9	10.07	95	0.92%			1.45%	20.41%
	2009	5	8.36	38	0.60%			1.45%	37.14%
Invesco VI American Value (Pinnacle)
	2013	1	15.32	19	0.91%			1.35%	32.13%
	2012	*-	11.59	2	0.97%			1.35%	15.49%
	2011	*-	10.04	1	0.70%			1.35%	(0.53)%
	2010	*-	10.09	1	2.01%			1.35%	20.53%
Invesco VI American Value (Pinnacle IV)
	2013	9	15.23	132	0.96%			1.45%	31.99%
	2012	38	11.54	437	0.97%			1.45%	15.37%
	2011	24	10.00	236	0.73%			1.45%	(0.63)%
	2010	17	10.07	167	1.16%			1.45%	20.41%
	2009	*-	8.36	2	0.00%			1.45%	37.14%
Invesco VI American Value (Pinnacle Plus)
	2013	2	15.04	35	0.84%			1.67%	31.70%
	2012	4	11.42	41	1.02%			1.67%	15.11%
	2011	1	9.92	10	1.01%			1.67%	(0.85)%
	2010	*-	10.01	4	1.14%			1.67%	20.14%
Invesco VI American Value (Pinnacle V)
	2013	75	15.14	1,136	0.67%			1.55%	31.86%
	2012	40	11.48	457	0.42%			1.55%	15.25%
	2011	83	9.96	826	0.74%			1.55%	(0.73)%
	2010	48	10.04	487	0.70%			1.55%	20.29%
	2009	10	8.35	85	0.61%			1.55%	37.00%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (AdvantEdge)
	2013	26	$14.39	$371	1.82%			1.60%	33.49%
	2012	65	10.78	702	1.64%			1.60%	17.01%
	2011	50	9.21	457	1.35%			1.60%	(3.67)%
	2010	45	9.56	431	0.13%			1.60%	13.85%
	2009	45	8.40	378	6.78%			1.60%	26.38%
Invesco VI Comstock (AnnuiChoice)
	2013	17	23.21	388	1.55%			1.00%	34.30%
	2012	18	17.28	306	1.64%			1.00%	17.73%
	2011	17	14.68	242	1.46%			1.00%	(3.08)%
	2010	19	15.15	281	0.14%			1.00%	14.54%
	2009	25	13.23	333	4.37%			1.00%	27.12%
Invesco VI Comstock (AnnuiChoice II)
	2013	64	14.67	935	1.48%			1.15%	34.09%
	2012	42	10.94	457	1.67%			1.15%	17.55%
	2011	32	9.31	302	1.23%			1.15%	(3.23)%
	2010	27	9.62	261	0.12%			1.15%	14.37%
	2009	26	8.41	222	5.05%			1.15%	26.93%
Invesco VI Comstock (Grandmaster)
	2013	15	22.33	326	1.66%			1.35%	33.82%
	2012	11	16.68	183	1.48%			1.35%	17.31%
	2011	13	14.22	187	1.07%			1.35%	(3.43)%
	2010	9	14.73	128	0.14%			1.35%	14.14%
	2009	10	12.90	125	4.20%			1.35%	26.68%
Invesco VI Comstock (GrandMaster flex3)
	2013	7	21.83	156	1.91%			1.55%	33.55%
	2012	4	16.35	71	1.84%			1.55%	17.07%
	2011	6	13.96	79	1.86%			1.55%	(3.62)%
	2010	12	14.49	167	0.15%			1.55%	13.91%
	2009	18	12.72	235	4.09%			1.55%	26.42%
Invesco VI Comstock (IQ Advisor Standard)
	2013	*-	19.34	9	0.81%			0.60%	34.84%
	2012	1	14.35	19	1.53%			0.60%	18.21%
	2011	1	12.14	17	1.96%			0.60%	(2.69)%
	2010	4	12.47	49	0.13%			0.60%	15.00%
	2009	4	10.84	44	6.09%			0.60%	27.64%
Invesco VI Comstock (IQ Annuity)
	2013	20	22.08	451	1.48%			1.45%	33.69%
	2012	22	16.51	360	1.46%			1.45%	17.19%
	2011	25	14.09	356	1.33%			1.45%	(3.52)%
	2010	26	14.61	383	0.19%			1.45%	14.02%
	2009	48	12.81	617	4.25%			1.45%	26.55%
Invesco VI Comstock (Pinnacle)
	2013	8	22.33	188	1.37%			1.35%	33.82%
	2012	10	16.68	169	1.50%			1.35%	17.31%
	2011	13	14.22	184	1.40%			1.35%	(3.43)%
	2010	16	14.73	232	0.14%			1.35%	14.14%
	2009	19	12.90	248	4.38%			1.35%	26.68%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle IV)
	2013	16	$22.08	$353	1.58%			1.45%	33.69%
	2012	21	16.52	339	1.50%			1.45%	17.19%
	2011	28	14.09	388	1.71%			1.45%	(3.52)%
	2010	31	14.61	451	0.15%			1.45%	14.02%
	2009	44	12.81	568	4.10%			1.45%	26.55%
Invesco VI Comstock (Pinnacle Plus)
	2013	5	19.90	99	1.46%			1.67%	33.39%
	2012	8	14.92	118	1.02%			1.67%	16.93%
	2011	18	12.76	226	1.87%			1.67%	(3.74)%
	2010	13	13.26	178	0.15%			1.67%	13.77%
	2009	16	11.65	192	4.27%			1.67%	26.26%
Invesco VI Comstock (Pinnacle Plus Reduced M&E)
	2013	1	16.22	16	0.27%			1.15%	34.09%
Invesco VI Comstock (Pinnacle V)
	2013	217	12.25	2,659	1.66%			1.55%	33.55%
	2012	122	9.17	1,119	1.72%			1.55%	17.07%
	2011	63	7.84	492	1.29%			1.55%	(3.62)%
	2010	34	8.13	280	0.10%			1.55%	13.91%
	2009	20	7.14	145	4.31%			1.55%	26.42%
Invesco VI International Growth Class II (Advantedge)
	2013	22	11.14	250	1.86%			1.60%	16.82%
Invesco VI International Growth Class II (IQ Advisor Enhanced)
	2013	19	11.27	214	1.16%			0.80%	17.35%
	2012	3	9.61	26	1.06%			0.80%	13.92%
Invesco VI International Growth Class II (Pinnacle)
	2013	3	11.18	36	1.15%			1.35%	17.00%
	2012	3	9.56	24	2.50%			1.35%	13.58%
	2011	*-	8.41	3	0.00%			1.35%	(15.85)%
Invesco VI International Growth Class II (Pinnacle Plus)
	2013	5	11.21	55	0.99%			1.67%	17.12%
	2012	4	9.57	39	2.46%			1.67%	13.69%
Invesco VI International Growth Class II (Pinnacle V)
	2013	44	11.15	495	1.27%			1.55%	16.88%
	2012	15	9.54	144	1.37%			1.55%	13.46%
	2011	3	8.41	21	0.00%			1.55%	(15.91)%
Invesco VI International Growth II (Annuichoice)
	2013	3	11.32	39	1.24%			1.00%	17.53%
	2012	1	9.63	10	1.27%			1.00%	14.10%
	2011	1	8.44	9	0.00%			1.00%	(15.59)%
Invesco VI International Growth II (Grandmaster)
	2013	4	11.21	50	0.35%			1.35%	17.12%
	2012	*-	9.57	3	0.00%			1.35%	13.69%
Templeton Foreign Securities (IQ Annuity)
	2013	19	22.86	444	2.37%			1.45%	21.19%
	2012	23	18.86	437	3.00%			1.45%	16.51%
	2011	29	16.19	469	1.78%			1.45%	(11.93)%
	2010	34	18.38	617	1.77%			1.45%	6.84%
	2009	53	17.20	905	3.43%			1.45%	35.06%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities (Pinnacle)
	2013	28	$23.11	$657	2.36%			1.35%	21.31%
	2012	30	19.05	579	2.57%			1.35%	16.63%
	2011	40	16.34	654	1.81%			1.35%	(11.84)%
	2010	48	18.53	898	1.87%			1.35%	6.95%
	2009	59	17.33	1,030	3.34%			1.35%	35.19%
Templeton Foreign Securities (Pinnacle II Reduced M&E)
	2013	1	23.22	18	2.31%			1.10%	21.62%
	2012	1	19.09	15	5.43%			1.10%	7.43%
Templeton Foreign Securities (Pinnacle IV)
	2013	57	22.86	1,296	2.35%			1.45%	21.19%
	2012	68	18.86	1,283	3.01%			1.45%	16.51%
	2011	82	16.19	1,319	1.76%			1.45%	(11.93)%
	2010	110	18.38	2,019	1.87%			1.45%	6.84%
	2009	109	17.20	1,868	3.46%			1.45%	35.06%
Templeton Foreign Securities (Pinnacle V)
	2013	211	10.99	2,323	1.93%			1.55%	21.07%
	2012	138	9.08	1,256	2.79%			1.55%	16.39%
	2011	111	7.80	867	1.78%			1.55%	(12.02)%
	2010	92	8.86	816	1.79%			1.55%	6.73%
	2009	58	8.31	478	3.11%			1.55%	34.92%
Templeton Foreign Securities Fund (AnnuiChoice)
	2013	19	24.03	454	2.38%			1.00%	21.74%
	2012	23	19.74	453	2.84%			1.00%	17.05%
	2011	34	16.86	573	1.82%			1.00%	(11.53)%
	2010	47	19.06	897	1.72%			1.00%	7.32%
	2009	54	17.76	960	3.51%			1.00%	35.67%
Templeton Foreign Securities Fund (AnnuiChoice II)
	2013	74	13.43	1,001	2.21%			1.15%	21.56%
	2012	51	11.05	559	3.01%			1.15%	16.87%
	2011	43	9.46	411	1.95%			1.15%	(11.66)%
	2010	37	10.70	393	1.71%			1.15%	7.16%
	2009	40	9.99	402	2.53%			1.15%	35.47%
Templeton Foriegn Securities Fund (AdvantEdge)
	2013	72	11.57	834	2.77%			1.60%	21.01%
	2012	87	9.56	836	2.99%			1.60%	16.33%
	2011	74	8.22	605	1.63%			1.60%	(12.06)%
	2010	40	9.35	377	0.91%			1.60%	6.67%
	2009	6	8.76	51	1.98%			1.60%	34.88%
Templeton Foriegn Securities Fund (Grandmaster)
	2013	19	23.11	442	2.35%			1.35%	21.31%
	2012	18	19.05	340	2.84%			1.35%	16.63%
	2011	18	16.34	297	1.86%			1.35%	(11.84)%
	2010	21	18.53	387	1.81%			1.35%	6.95%
	2009	21	17.33	356	3.14%			1.35%	35.19%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (GrandMaster flex3)
	2013	19	$22.60	$434	2.32%			1.55%	21.07%
	2012	17	18.67	319	2.80%			1.55%	16.39%
	2011	19	16.04	305	2.03%			1.55%	(12.02)%
	2010	33	18.23	605	1.71%			1.55%	6.73%
	2009	43	17.08	736	3.50%			1.55%	34.92%
Templeton Foriegn Securities Fund (IQ Advisor Standard)
	2013	3	19.40	57	3.55%			0.60%	22.23%
	2012	2	15.87	32	2.93%			0.60%	17.52%
	2011	2	13.51	28	1.79%			0.60%	(11.17)%
	2010	2	15.21	32	1.88%			0.60%	7.76%
	2009	2	14.11	31	3.28%			0.60%	36.22%
Templeton Foriegn Securities Fund (Pinnacle Plus)
	2013	20	20.93	416	2.77%			1.67%	20.92%
	2012	24	17.31	421	3.08%			1.67%	16.25%
	2011	34	14.89	502	1.82%			1.67%	(12.12)%
	2010	37	16.95	629	1.76%			1.67%	6.60%
	2009	33	15.90	527	3.20%			1.67%	34.76%
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)
	2013	1	12.85	19	0.00%			1.15%	21.56%
	2011	*-	9.04	*-	1.31%			1.15%	(11.66)%
	2010	*-	10.24	2	0.00%			1.15%	2.38%
Templeton Global Bond Sec (Grandmaster)*
	2013	6	9.74	60	9.69%			1.35%	(2.60)%
Templeton Global Bond Sec (GrandMaster flex3)*
	2013	6	9.73	60	0.00%			1.55%	(2.73)%
Templeton Global Bond Sec (Pinnacle V)*
	2013	36	9.73	346	8.43%			1.35%	(2.66)%
Templeton Global Bond Sec (Advantedge)*
	2013	2	9.72	20	0.00%			1.60%	(2.76)%
Templeton Global Bond Sec (Pinnacle IV)*
	2013	191	9.73	1,858	1.28%			1.10%	(2.73)%
Templeton Global Bond Sec (Annuichoice)*
	2013	8	9.76	76	0.00%			1.00%	(2.36)%
Templeton Global Bond Sec (AnnuiChoice II)*
	2013	12	9.75	118	1.03%			1.15%	(2.46)%
Templeton Growth Securities (AdvantEdge)
	2013	17	12.10	202	3.77%			1.60%	28.73%
	2012	33	9.40	315	2.88%			1.60%	19.12%
	2011	14	7.89	107	1.27%			1.60%	(8.46)%
	2010	11	8.62	97	1.29%			1.60%	5.68%
	2009	7	8.15	60	2.93%			1.60%	29.04%
Templeton Growth Securities (AnnuiChoice)
	2013	15	21.28	326	2.52%			1.00%	29.51%
	2012	15	16.43	253	2.32%			1.00%	19.85%
	2011	20	13.71	276	1.48%			1.00%	(7.90)%
	2010	25	14.88	374	1.25%			1.00%	6.32%
	2009	43	14.00	601	2.97%			1.00%	29.79%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AnnuiChoice II)
	2013	22	$12.44	$274	2.52%			1.15%	29.32%
	2012	20	9.62	193	2.05%			1.15%	19.67%
	2011	20	8.04	163	1.60%			1.15%	(8.04)%
	2010	27	8.74	235	1.36%			1.15%	6.16%
	2009	26	8.24	218	3.14%			1.15%	29.60%
Templeton Growth Securities (Grandmaster)
	2013	15	20.47	300	2.31%			1.35%	29.06%
	2012	21	15.86	328	2.09%			1.35%	19.43%
	2011	23	13.28	300	1.38%			1.35%	(8.23)%
	2010	24	14.47	346	1.48%			1.35%	5.95%
	2009	36	13.66	491	3.30%			1.35%	29.33%
Templeton Growth Securities (GrandMaster flex3)
	2013	32	20.02	636	2.56%			1.55%	28.80%
	2012	32	15.54	504	2.09%			1.55%	19.18%
	2011	38	13.04	496	1.50%			1.55%	(8.41)%
	2010	56	14.24	795	1.34%			1.55%	5.73%
	2009	87	13.47	1,171	3.16%			1.55%	29.07%
Templeton Growth Securities (IQ Annuity)
	2013	26	20.24	522	2.89%			1.45%	28.93%
	2012	33	15.70	524	1.95%			1.45%	19.30%
	2011	43	13.16	566	1.42%			1.45%	(8.32)%
	2010	51	14.35	725	1.36%			1.45%	5.84%
	2009	57	13.56	779	3.20%			1.45%	29.20%
Templeton Growth Securities (Pinnacle)
	2013	51	20.47	1,039	2.67%			1.35%	29.06%
	2012	56	15.86	889	2.03%			1.35%	19.43%
	2011	62	13.28	822	1.41%			1.35%	(8.23)%
	2010	72	14.47	1,040	1.35%			1.35%	5.95%
	2009	86	13.66	1,171	3.13%			1.35%	29.33%
Templeton Growth Securities (Pinnacle IV)
	2013	104	20.24	2,100	1.41%			1.45%	28.93%
	2012	43	15.70	672	2.13%			1.45%	19.30%
	2011	52	13.16	687	1.23%			1.45%	(8.32)%
	2010	90	14.35	1,294	1.23%			1.45%	5.84%
	2009	283	13.56	3,833	3.99%			1.45%	29.20%
Templeton Growth Securities (Pinnacle Plus)
	2013	28	18.37	523	2.31%			1.67%	28.64%
	2012	29	14.28	420	2.07%			1.67%	19.04%
	2011	33	12.00	400	1.39%			1.67%	(8.53)%
	2010	38	13.12	501	1.35%			1.67%	5.60%
	2009	41	12.42	510	3.25%			1.67%	28.92%
Templeton Growth Securities (Pinnacle V)
	2013	348	10.38	3,617	1.01%			1.55%	28.80%
	2012	88	8.06	711	2.15%			1.55%	19.18%
	2011	100	6.76	680	1.21%			1.55%	(8.41)%
	2010	92	7.39	681	1.07%			1.55%	5.73%
	2009	405	6.99	2,830	3.71%			1.55%	29.07%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)
	2013	21	$12.73	$263	4.69%				1.60%	(10.22)%
	2012	26	14.17	367	2.73%				1.60%	15.98%
	2011	29	12.22	350	3.27	%(3)	4.31%	(1.04)%	1.60%	5.18%
	2010	14	11.62	168	2.46%				1.60%	7.99%
	2009	2	10.76	20	0.00%				1.60%	28.06%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2013	10	13.40	132	6.26%				1.00%	(9.67)%
	2012	13	14.84	200	3.06%				1.00%	16.69%
	2011	12	12.71	158	2.98	%(3)	3.92%	(0.94)%	1.00%	5.82%
	2010	21	12.01	255	4.01%				1.00%	8.65%
	2009	21	11.06	230	7.47%				1.00%	28.81%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2013	16	13.27	206	3.82%				1.15%	(9.80)%
	2012	18	14.71	269	2.57%				1.15%	16.51%
	2011	20	12.62	257	3.98	%(3)	5.24%	(1.26)%	1.15%	5.66%
	2010	20	11.95	237	3.09%				1.15%	8.48%
	2009	37	11.01	404	9.62%				1.15%	28.62%
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)
	2013	15	12.91	195	4.66%				1.55%	(10.17)%
	2012	21	14.37	306	2.74%				1.55%	16.04%
	2011	22	12.39	266	4.33	%(3)	5.70%	(1.37)%	1.55%	5.23%
	2010	20	11.77	240	0.82%				1.55%	8.04%
	2009	376	10.89	4,097	10.81%				1.55%	28.10%
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)
	2013	4	22.07	93	3.04%				1.35%	(9.99)%
	2012	9	24.52	229	2.32%				1.35%	16.28%
	2011	8	21.08	166	3.50	%(3)	4.61%	(1.11)%	1.35%	5.45%
	2010	10	19.99	191	2.58%				1.35%	8.26%
	2009	31	18.47	572	9.75%				1.35%	28.36%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)
	2013	8	21.82	179	4.77%				1.45%	(10.08)%
	2012	12	24.27	295	2.79%				1.45%	16.16%
	2011	13	20.89	272	3.25	%(3)	4.27%	(1.02)%	1.45%	5.34%
	2010	17	19.83	336	2.91%				1.45%	8.15%
	2009	29	18.34	530	9.11%				1.45%	28.23%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2013	32	13.00	410	3.90%				1.45%	(10.08)%
	2012	33	14.46	470	2.83%				1.45%	16.16%
	2011	50	12.45	627	3.67	%(3)	4.83%	(1.16)%	1.45%	5.34%
	2010	67	11.81	788	3.94%				1.45%	8.15%
	2009	92	10.92	1,009	7.90%				1.45%	28.23%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)
	2013	5	18.78	97	4.41%				1.67%	(10.28)%
	2012	7	20.93	157	3.04%				1.67%	15.90%
	2011	15	18.06	269	4.12	%(3)	5.43%	(1.31)%	1.67%	5.11%
	2010	18	17.18	307	3.85%				1.67%	7.91%
	2009	16	15.92	256	8.04%				1.67%	27.94%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)
	2013	35	$12.84	$447	4.47%				1.55%	(10.17)%
	2012	52	14.29	745	2.32%				1.55%	16.04%
	2011	35	12.32	433	3.64	%(3)	4.79%	(1.15)%	1.55%	5.23%
	2010	35	11.71	407	3.87%				1.55%	8.04%
	2009	21	10.83	232	5.10%				1.55%	28.10%
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)
	2013	58	8.44	490	0.95%				1.60%	(2.68)%
	2012	44	8.67	381	0.00%				1.60%	17.91%
	2011	44	7.35	327	0.32%				1.60%	(19.54)%
	2010	37	9.14	334	0.46%				1.60%	17.05%
	2009	17	7.81	129	0.00%				1.60%	67.44%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)
	2013	7	35.11	259	1.14%				1.00%	(2.09)%
	2012	9	35.86	307	0.00%				1.00%	18.64%
	2011	11	30.22	322	0.35%				1.00%	(19.05)%
	2010	13	37.34	504	0.57%				1.00%	17.76%
	2009	23	31.71	729	0.00%				1.00%	68.42%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)
	2013	24	13.17	310	1.01%				1.15%	(2.24)%
	2012	26	13.47	357	0.00%				1.15%	18.46%
	2011	30	11.37	341	0.37%				1.15%	(19.17)%
	2010	29	14.07	413	0.55%				1.15%	17.58%
	2009	18	11.97	217	0.00%				1.15%	68.16%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)
	2013	7	33.77	234	1.00%				1.35%	(2.44)%
	2012	8	34.61	281	0.00%				1.35%	18.22%
	2011	9	29.28	269	0.35%				1.35%	(19.34)%
	2010	13	36.30	461	0.56%				1.35%	17.34%
	2009	12	30.93	377	0.00%				1.35%	67.82%
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)
	2013	8	33.02	272	1.10%				1.55%	(2.63)%
	2012	11	33.92	381	0.00%				1.55%	17.97%
	2011	14	28.75	406	0.38%				1.55%	(19.50)%
	2010	13	35.72	468	0.63%				1.55%	17.11%
	2009	21	30.50	653	0.00%				1.55%	67.48%
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)
	2013	2	24.78	54	2.31%				0.60%	(1.69)%
	2012	*-	25.20	4	0.00%				0.60%	19.12%
	2011	3	21.16	61	0.02%				0.60%	(18.73)%
	2010	3	26.03	90	0.79%				0.60%	18.23%
	2009	7	22.02	150	0.00%				0.60%	69.10%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)
	2013	9	33.39	286	0.97%				1.45%	(2.53)%
	2012	13	34.26	462	0.00%				1.45%	18.09%
	2011	15	29.01	434	0.36%				1.45%	(19.42)%
	2010	17	36.00	608	0.59%				1.45%	17.22%
	2009	25	30.71	755	0.00%				1.45%	67.65%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
(3)	Certain Investment Income Ratios have been restated. See Note 1 for further discussion.
* -	Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)
	2013	16	$33.77	$555	1.14%			1.35%	(2.44)%
	2012	20	34.61	675	0.00%			1.35%	18.22%
	2011	19	29.28	569	0.36%			1.35%	(19.34)%
	2010	25	36.30	906	0.58%			1.35%	17.34%
	2009	27	30.93	830	0.00%			1.35%	67.82%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)
	2013	29	33.40	978	0.96%			1.45%	(2.53)%
	2012	42	34.26	1,431	0.00%			1.45%	18.10%
	2011	39	29.01	1,126	0.34%			1.45%	(19.42)%
	2010	56	36.01	2,022	0.61%			1.45%	17.22%
	2009	71	30.72	2,175	0.00%			1.45%	67.65%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)
	2013	9	28.62	267	1.09%			1.67%	(2.75)%
	2012	11	29.43	328	0.00%			1.67%	17.83%
	2011	11	24.98	266	0.42%			1.67%	(19.60)%
	2010	15	31.07	475	0.57%			1.67%	16.96%
	2009	17	26.56	465	0.00%			1.67%	67.28%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)
	2013	1	9.61	14	0.00%			1.15%	(2.24)%
	2011	*-	8.30	*-	0.13%			1.15%	(19.17)%
	2010	*-	10.27	2	0.00%			1.15%	2.68%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)
	2013	116	9.59	1,109	1.15%			1.55%	(2.63)%
	2012	89	9.85	880	0.00%			1.55%	17.97%
	2011	114	8.35	951	0.35%			1.55%	(19.50)%
	2010	103	10.37	1,064	0.59%			1.55%	17.11%
	2009	77	8.86	682	0.00%			1.55%	67.48%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)
	2013	13	22.56	293	0.90%			1.67%	0.05%
	2012	16	22.55	371	0.58%			1.67%	13.68%
	2011	19	19.84	380	0.56%			1.67%	3.90%
	2010	20	19.09	390	1.76%			1.67%	27.37%
	2009	21	14.99	318	2.80%			1.67%	26.35%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)
	2013	2	12.43	31	0.00%			1.15%	0.58%
	2011	*-	10.81	*-	0.23%			1.15%	4.45%
	2010	*-	10.35	1	0.00%			1.15%	3.51%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)
	2013	33	11.75	387	0.75%			1.60%	0.13%
	2012	25	11.73	296	0.62%			1.60%	13.76%
	2011	24	10.31	250	0.46%			1.60%	3.98%
	2010	18	9.92	175	1.48%			1.60%	27.46%
	2009	3	7.78	26	1.59%			1.60%	26.47%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2013	24	9.31	219	0.92%			1.00%	0.74%
	2012	28	9.25	260	0.56%			1.00%	14.46%
	2011	48	8.08	387	0.53%			1.00%	4.61%
	2010	63	7.72	483	1.79%			1.00%	28.23%
	2009	63	6.02	382	3.03%			1.00%	27.21%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2013	36	$9.22	$329	0.77%				1.15%	0.58%
	2012	33	9.17	307	0.59%				1.15%	14.29%
	2011	36	8.02	288	0.58%				1.15%	4.45%
	2010	34	7.68	258	2.12%				1.15%	28.04%
	2009	33	6.00	195	2.82%				1.15%	27.02%
Morgan Stanley UIF U.S. Real Estate (Grandmaster)
	2013	7	26.73	183	0.81%				1.35%	0.38%
	2012	12	26.63	320	0.67%				1.35%	14.05%
	2011	10	23.35	228	0.51%				1.35%	4.24%
	2010	12	22.40	258	1.79%				1.35%	27.78%
	2009	10	17.53	177	2.69%				1.35%	26.76%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)
	2013	24	8.97	215	0.72%				1.55%	0.18%
	2012	28	8.96	249	0.58%				1.55%	13.82%
	2011	17	7.87	131	0.62%				1.55%	4.03%
	2010	17	7.57	130	1.99%				1.55%	27.52%
	2009	24	5.93	145	2.22%				1.55%	26.50%
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)
	2013	11	21.67	242	0.81%				0.60%	1.14%
	2012	13	21.43	285	0.61%				0.60%	14.92%
	2011	14	18.64	252	0.59%				0.60%	5.03%
	2010	16	17.75	279	1.95%				0.60%	28.75%
	2009	16	13.79	220	2.86%				0.60%	27.72%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)
	2013	9	26.44	230	0.94%				1.45%	0.28%
	2012	10	26.36	253	0.59%				1.45%	13.94%
	2011	12	23.14	269	0.60%				1.45%	4.13%
	2010	15	22.22	340	1.89%				1.45%	27.65%
	2009	16	17.41	284	2.85%				1.45%	26.63%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2013	83	9.04	751	0.67%				1.45%	0.28%
	2012	107	9.01	966	0.69%				1.45%	13.94%
	2011	121	7.91	957	0.55%				1.45%	4.13%
	2010	172	7.59	1,306	2.15%				1.45%	27.65%
	2009	188	5.95	1,121	3.06%				1.45%	26.63%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)
	2013	124	9.59	1,185	0.82%				1.55%	0.18%
	2012	104	9.58	994	0.60%				1.55%	13.82%
	2011	120	8.41	1,006	0.53%				1.55%	4.03%
	2010	105	8.09	849	1.89%				1.55%	27.52%
	2009	83	6.34	528	2.79%				1.55%	26.50%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2013	10	12.36	120	2.83%				1.60%	31.26%
	2012	8	9.42	75	0.67	%(3)	2.00%	(1.33)%	1.60%	11.74%
	2011	8	8.43	64	0.71	%(3)	6.88%	(6.17)%	1.60%	(15.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2013	50	$12.51	$622	3.38%				1.15%	31.86%
	2012	24	9.49	223	1.04	%(3)	3.09%	(2.05)%	1.15%	12.26%
	2011	5	8.45	44	0.53	%(3)	5.16%	(4.63)%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice)
	2013	4	12.56	49	4.45%				1.00%	32.06%
	2012	*-	9.51	1	1.24	%(3)	3.73%	(2.49)%	1.00%	12.43%
BlackRock Capital Appreciation VI Class III (Grandmaster)
	2013	2	12.44	29	3.16%				1.35%	31.60%
	2012	1	9.46	13	1.25	%(3)	3.69%	(2.44)%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle)
	2013	3	12.44	41	2.98%				1.35%	31.60%
	2012	2	9.46	22	1.08	%(3)	3.21%	(2.13)%	1.35%	12.03%
	2011	*-	8.44	3	0.55	%(3)	5.16%	(4.61)%	1.35%	(15.60)%
BlackRock Capital Appreciation VI Class III (Pinnacle IV)
	2013	2	12.41	20	1.50%				1.45%	31.46%
	2012	4	9.44	40	0.56	%(3)	1.67%	(1.11)%	1.45%	11.92%
	2011	6	8.43	49	0.53	%(3)	5.16%	(4.63)%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V)
	2013	121	12.38	1,491	3.13%				1.55%	31.33%
	2012	73	9.42	692	1.06	%(3)	3.16%	(2.10)%	1.55%	11.80%
	2011	14	8.43	117	0.52	%(3)	5.08%	(4.56)%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge)
	2013	32	10.87	351	3.40%				1.60%	12.59%
	2012	12	9.65	116	2.17	%(3)	2.65%	(0.48)%	1.60%	8.20%
	2011	5	8.92	41	4.71	%(3)	9.08%	(4.37)%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II)
	2013	73	11.00	808	2.43%				1.15%	13.10%
	2012	73	9.73	707	1.61	%(3)	1.97%	(0.36)%	1.15%	8.70%
	2011	64	8.95	576	4.71	%(3)	9.12%	(4.41)%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice)
	2013	22	11.05	238	2.54%				1.00%	13.27%
	2012	19	9.75	188	2.92	%(3)	3.58%	(0.66)%	1.00%	8.86%
	2011	*-	8.96	*-	0.00%				1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3)
	2013	11	10.88	118	3.04%				1.55%	12.64%
	2012	6	9.66	58	1.53	%(3)	1.87%	(0.34)%	1.55%	8.26%
	2011	6	8.93	53	4.74	%(3)	9.55%	(4.81)%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster)
	2013	3	10.94	27	2.67%				1.35%	12.87%
	2012	2	9.70	19	1.52	%(3)	1.86%	(0.34)%	1.35%	8.48%
	2011	2	8.94	18	4.70	%(3)	9.08%	(4.38)%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle)
	2013	25	10.94	272	2.49%				1.35%	12.87%
	2012	23	9.70	226	1.56	%(3)	1.91%	(0.35)%	1.35%	8.48%
	2011	22	8.94	198	4.71	%(3)	9.16%	(4.45)%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV)
	2013	2	10.91	25	2.92%				1.45%	12.76%
	2012	1	9.68	14	0.43	%(3)	0.53%	(0.10)%	1.45%	8.37%
	2011	9	8.93	81	4.74	%(3)	9.57%	(4.83)%	1.45%	(10.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)
	2013	2	$11.00	$23	2.41%				1.10%	13.16%
	2012	2	9.72	20	2.93	%(3)	3.58%	(0.65)%	1.10%	1.43%
BlackRock Global Allocation VI Class III (Pinnacle V)
	2013	23	10.88	253	2.38%				1.55%	12.64%
	2012	24	9.66	230	2.15	%(3)	2.63%	(0.48)%	1.55%	8.26%
	2011	9	8.93	83	4.74	%(3)	9.62%	(4.88)%	1.55%	(10.74)%
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*
	2013	5	10.50	54	1.21%				1.15%	5.01%
TOPS Managed Risk Moderate Growth ETF (Advantedge)*
	2013	2	10.47	17	0.66%				1.60%	4.69%
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)
	2013	25	23.40	581	2.02%				1.35%	36.77%
	2012	33	17.11	569	0.95	%(3)	0.98%	(0.03)%	1.35%	14.68%
	2011	40	14.92	593	0.99%				1.35%	(5.70)%
	2010	58	15.82	911	0.96%				1.35%	24.69%
	2009	69	12.69	877	1.82%				1.35%	24.87%
DWS Small Cap Index VIP (Pinnacle IV)
	2013	1	22.54	34	2.48%				1.45%	36.63%
	2012	3	16.50	52	1.11	%(3)	1.14%	(0.03)%	1.45%	14.56%
	2011	6	14.40	84	0.87%				1.45%	(5.80)%
	2010	6	15.29	91	0.96%				1.45%	24.56%
	2009	8	12.27	95	1.76%				1.45%	24.74%
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)
	2013	*-	23.51	8	1.73%				1.10%	37.11%
	2012	*-	17.15	6	1.67	%(3)	1.70%	(0.03)%	1.15%	2.66%
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)
	2013	12	13.12	157	0.00%				1.60%	35.67%
	2012	8	9.67	80	0.00%				1.60%	16.72%
	2011	9	8.28	71	0.00%				1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)
	2013	7	13.28	93	0.00%				1.15%	36.28%
	2012	*-	9.74	5	0.00%				1.15%	17.26%
	2011	1	8.31	8	0.00%				1.15%	(16.91)%
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)
	2013	21	13.33	286	0.00%				1.00%	36.49%
	2012	3	9.77	25	0.00%				1.00%	17.43%
	2011	3	8.32	22	0.00%				1.00%	(16.83)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)
	2013	32	13.13	425	0.00%				1.55%	35.73%
	2012	2	9.68	20	0.00%				1.55%	16.78%
	2011	7	8.29	61	0.00%				1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)
	2013	18	13.21	236	0.00%				1.35%	36.01%
	2012	5	9.71	52	0.00%				1.35%	17.02%
	2011	11	8.30	93	0.00%				1.35%	(17.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)
	2013	14	$13.21	$180	0.00%				1.35%	36.01%
	2012	6	9.71	57	0.00%				1.35%	17.02%
	2011	5	8.30	39	0.00%				1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)
	2013	7	13.17	98	0.00%				1.45%	35.87%
	2012	3	9.69	27	0.00%				1.45%	16.90%
	2011	4	8.29	30	0.00%				1.45%	(17.08)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)
	2013	18	13.09	230	0.00%				1.67%	35.57%
	2012	6	9.66	61	0.00%				1.67%	16.64%
	2011	9	8.28	75	0.00%				1.67%	(17.21)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)
	2013	30	13.13	398	0.00%				1.55%	35.73%
	2012	4	9.68	41	0.00%				1.55%	16.78%
	2011	4	8.29	30	0.00%				1.55%	(17.14)%
Columbia VIT Small Cap Value Class 2 (AdvantEdge)
	2013	14	20.74	287	1.12%				1.60%	31.90%
	2012	17	15.72	261	0.29	%(3)	4.99%	(4.70)%	1.60%	9.47%
	2011	16	14.36	233	0.95	%(3)	12.50%	(11.55)%	1.60%	(7.63)%
	2010	9	15.55	142	0.85%				1.60%	24.44%
	2009	1	12.50	6	0.00%				1.60%	24.97%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)
	2013	18	21.19	384	0.95%				1.15%	32.50%
	2012	8	15.99	121	0.32	%(3)	5.46%	(5.14)%	1.15%	9.97%
	2011	5	14.54	78	1.03	%(3)	13.62%	(12.59)%	1.15%	(7.21)%
	2010	3	15.67	50	1.07%				1.15%	25.01%
	2009	2	12.53	28	0.00%				1.15%	25.35%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)
	2013	6	21.34	126	0.85%				1.00%	32.70%
	2012	6	16.08	102	0.27	%(3)	4.54%	(4.27)%	1.00%	10.14%
	2011	8	14.60	118	0.72	%(3)	9.49%	(8.77)%	1.00%	(7.07)%
	2010	6	15.71	91	1.07%				1.00%	25.20%
	2009	5	12.55	62	0.00%				1.00%	25.48%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)
	2013	2	20.79	51	1.01%				1.55%	31.96%
	2012	2	15.75	39	0.24	%(3)	4.11%	(3.87)%	1.55%	9.52%
	2011	5	14.38	70	1.13	%(3)	14.86%	(13.73)%	1.55%	(7.58)%
	2010	2	15.56	32	1.02%				1.55%	24.51%
	2009	2	12.50	26	0.15%				1.55%	25.01%
Columbia VIT Small Cap Value Class 2 (Grandmaster)
	2013	2	20.99	49	1.00%				1.35%	32.23%
	2012	1	15.87	22	0.28	%(3)	4.88%	(4.60)%	1.35%	9.75%
	2011	1	14.46	20	1.29	%(3)	17.03%	(15.74)%	1.35%	(7.40)%
	2010	1	15.62	9	1.11%				1.35%	24.76%
	2009	*-	12.52	*-	0.00%				1.35%	25.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)
	2013	3	$20.67	$61	1.10%				1.67%	31.80%
	2012	4	15.68	55	0.15	%(3)	2.58%	(2.43)%	1.67%	9.39%
	2011	8	14.34	110	1.25	%(3)	16.45%	(15.20)%	1.67%	(7.69)%
	2010	3	15.53	52	0.79%				1.67%	24.36%
Columbia VIT Small Cap Value Class 2 (Pinnacle)
	2013	2	20.99	33	0.96%				1.35%	32.23%
	2012	1	15.87	22	0.34	%(3)	5.71%	(5.37)%	1.35%	9.75%
	2011	1	14.46	19	0.85	%(3)	11.29%	(10.44)%	1.35%	(7.40)%
	2010	1	15.62	18	1.05%				1.35%	24.76%
	2009	1	12.52	8	0.00%				1.35%	25.18%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)
	2013	4	20.89	74	1.06%				1.45%	32.10%
	2012	6	15.81	88	0.24	%(3)	4.14%	(3.90)%	1.45%	9.63%
	2011	7	14.42	99	0.45	%(3)	5.91%	(5.46)%	1.45%	(7.49)%
	2010	25	15.59	390	0.79%				1.45%	24.63%
	2009	1	12.51	12	0.00%				1.45%	25.09%
Columbia VIT Small Cap Value Class 2 (Pinnacle V)
	2013	40	20.79	841	1.02%				1.55%	31.96%
	2012	23	15.75	360	0.27	%(3)	4.61%	(4.34)%	1.55%	9.52%
	2011	15	14.38	217	0.77	%(3)	10.11%	(9.34)%	1.55%	(7.58)%
	2010	8	15.56	127	0.92%				1.55%	24.51%
	2009	1	12.50	16	0.31%				1.55%	25.01%
DWS Small Cap Index (AdvantEdge)
	2013	3	16.06	56	2.44%				1.60%	36.10%
	2012	4	11.80	51	1.98	%(3)	2.06%	(0.08)%	1.60%	14.02%
	2011	5	10.35	47	0.66%				1.60%	(6.10)%
DWS Small Cap Index (AnnuiChoice II)
	2013	13	15.73	203	1.42%				1.15%	36.72%
	2012	12	11.51	137	0.65	%(3)	0.68%	(0.03)%	1.15%	14.54%
	2011	13	10.05	127	0.76%				1.15%	(5.67)%
	2010	20	10.65	216	0.63%				1.15%	24.66%
	2009	10	8.54	84	1.02%				1.15%	24.82%
DWS Small Cap Index (AnnuiChoice)
	2013	14	22.55	314	1.51%				1.00%	36.93%
	2012	14	16.47	234	0.65	%(3)	0.68%	(0.03)%	1.00%	14.71%
	2011	16	14.36	229	0.64%				1.00%	(5.53)%
	2010	25	15.20	382	0.66%				1.00%	24.85%
	2009	33	12.17	404	1.61%				1.00%	25.01%
DWS Small Cap Index (GrandMaster flex3)
	2013	7	20.97	142	0.68%				1.55%	36.17%
	2012	4	15.40	64	0.53	%(3)	0.55%	(0.02)%	1.55%	14.07%
	2011	6	13.50	86	0.67%				1.55%	(6.05)%
	2010	8	14.37	118	0.62%				1.55%	24.16%
	2009	12	11.58	137	1.55%				1.55%	24.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (Grandmaster)
	2013	12	$19.53	$231	1.36%				1.35%	36.44%
	2012	8	14.31	121	0.62	%(3)	0.64%	(0.02)%	1.35%	14.31%
	2011	8	12.52	99	0.63%				1.35%	(5.86)%
	2010	9	13.30	118	0.65%				1.35%	24.41%
	2009	8	10.69	88	1.60%				1.35%	24.57%
DWS Small Cap Index (IQ Advisor Standard)
	2013	*-	20.05	6	2.69%				0.60%	37.48%
	2012	1	14.58	19	0.65	%(3)	0.67%	(0.02)%	0.60%	15.18%
	2011	1	12.66	17	0.60%				0.60%	(5.15)%
	2010	1	13.35	19	0.64%				0.60%	25.35%
	2009	1	10.65	16	1.56%				0.60%	25.51%
DWS Small Cap Index (IQ3)
	2013	7	21.21	159	1.89%				1.45%	36.30%
	2012	15	15.56	229	0.71	%(3)	0.74%	(0.03)%	1.45%	14.19%
	2011	20	13.63	271	0.63%				1.45%	(5.96)%
	2010	25	14.49	361	0.65%				1.45%	24.28%
	2009	36	11.66	421	1.83%				1.45%	24.44%
DWS Small Cap Index (Pinnacle Plus Reduced M&E)
	2013	1	16.45	22	0.00%				1.15%	36.72%
DWS Small Cap Index (Pinnacle Plus)
	2013	2	21.88	52	1.84%				1.67%	36.00%
	2012	4	16.09	62	0.64	%(3)	0.66%	(0.02)%	1.67%	13.94%
	2011	5	14.12	68	0.52%				1.67%	(6.17)%
	2010	7	15.05	112	0.66%				1.67%	24.00%
	2009	9	12.13	114	1.43%				1.67%	24.16%
DWS Small Cap Index VIP (Pinnacle IV)
	2013	17	21.21	369	1.49%				1.45%	36.30%
	2012	20	15.56	308	0.68	%(3)	0.70%	(0.02)%	1.45%	14.19%
	2011	23	13.63	309	0.64%				1.45%	(5.96)%
	2010	29	14.49	415	0.64%				1.45%	24.28%
	2009	33	11.66	389	1.15%				1.45%	24.44%
DWS Small Cap Index VIP (Pinnacle V)
	2013	32	13.48	434	1.35%				1.55%	36.17%
	2012	29	9.90	288	0.60	%(3)	0.62%	(0.02)%	1.55%	14.07%
	2011	47	8.68	408	0.59%				1.55%	(6.05)%
	2010	55	9.24	506	0.63%				1.55%	24.16%
	2009	56	7.44	419	1.49%				1.55%	24.31%
Advisor Class:
Pimco VIT All Asset (AdvantEdge)
	2013	14	12.29	174	4.71%				1.60%	(1.49)%
	2012	14	12.48	168	5.82%				1.60%	12.96%
	2011	11	11.04	118	7.84%				1.60%	0.30%
	2010	5	11.01	52	6.89%				1.60%	11.20%
	2009	3	9.90	29	23.40%				1.60%	19.51%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (IQ Annuity)
	2013	26	$12.29	$321	4.56%			1.45%	(1.34)%
	2012	26	12.46	328	5.33%			1.45%	13.14%
	2011	17	11.01	192	8.19%			1.45%	0.45%
	2010	12	10.96	128	6.54%			1.45%	11.37%
	2009	10	9.84	94	8.18%			1.45%	19.67%
Pimco VIT All Asset (Pinnacle)
	2013	28	12.36	344	4.27%			1.35%	(1.24)%
	2012	39	12.52	491	5.34%			1.35%	13.25%
	2011	27	11.05	298	7.83%			1.35%	0.55%
	2010	25	10.99	274	7.09%			1.35%	11.48%
	2009	15	9.86	144	6.43%			1.35%	19.79%
Pimco VIT All Asset (Pinnacle II Reduced M&E)
	2013	2	12.42	22	4.47%			1.10%	(0.99)%
	2012	2	12.54	22	9.24%			1.10%	7.84%
Pimco VIT All Asset (AnnuiChoice II)
	2013	22	12.61	282	4.48%			1.15%	(1.04)%
	2012	22	12.74	280	4.95%			1.15%	13.48%
	2011	21	11.23	237	8.02%			1.15%	0.76%
	2010	10	11.14	112	6.60%			1.15%	11.71%
	2009	9	9.98	94	7.23%			1.15%	20.03%
Pimco VIT All Asset (AnnuiChoice)
	2013	28	12.61	354	5.04%			1.00%	(0.89)%
	2012	22	12.72	277	4.88%			1.00%	13.65%
	2011	26	11.20	296	10.41%			1.00%	0.91%
	2010	8	11.10	86	6.41%			1.00%	11.88%
	2009	5	9.92	50	6.39%			1.00%	20.21%
Pimco VIT All Asset (GrandMaster flex3)
	2013	32	12.22	434	4.26%			1.55%	(1.44)%
	2012	30	12.40	376	4.67%			1.55%	13.02%
	2011	36	10.97	390	8.69%			1.55%	0.35%
	2010	25	10.93	277	7.28%			1.55%	11.25%
	2009	13	9.83	130	6.93%			1.55%	19.55%
Pimco VIT All Asset (Grandmaster)
	2013	35	12.36	387	3.83%			1.35%	(1.24)%
	2012	55	12.52	693	5.35%			1.35%	13.25%
	2011	36	11.05	399	7.92%			1.35%	0.55%
	2010	31	10.99	340	10.18%			1.35%	11.48%
	2009	11	9.86	112	9.99%			1.35%	19.79%
Pimco VIT All Asset (Pinnacle IV)
	2013	42	12.39	520	4.57%			1.45%	(1.34)%
	2012	37	12.56	465	4.54%			1.45%	13.14%
	2011	42	11.10	470	8.20%			1.45%	0.45%
	2010	30	11.05	335	7.39%			1.45%	11.37%
	2009	16	9.92	162	7.26%			1.45%	19.67%
Pimco VIT All Asset (Pinnacle Plus)
	2013	2	12.14	22	4.48%			1.15%	(1.56)%
	2012	2	12.33	23	4.75%			1.15%	12.88%
	2011	2	10.92	22	17.83%			1.15%	0.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle V)
	2013	34	$12.31	$413	4.57%				1.55%	(1.44)%
	2012	29	12.49	366	5.21%				1.55%	13.02%
	2011	24	11.06	268	8.41%				1.55%	0.35%
	2010	17	11.02	190	6.91%				1.55%	11.25%
	2009	14	9.90	135	9.21%				1.55%	19.55%
Pimco VIT Commodity Real Return (Pinnacle)
	2013	9	6.49	61	2.07%				1.35%	(15.87)%
	2012	14	7.71	109	2.57	%(3)	5.89%	(3.32)%	1.35%	3.70%
	2011	21	7.44	160	16.48%				1.35%	(8.79)%
	2010	19	8.16	151	14.97	%(3)	16.76%	(1.79)%	1.35%	22.57%
	2009	18	6.65	122	7.07	%(3)	14.42%	(7.35)%	1.35%	39.71%
Pimco VIT Commodity Real Return (Pinnacle IV)
	2013	51	6.50	333	1.75%				1.45%	(15.95)%
	2012	69	7.73	535	2.15	%(3)	4.86%	(2.71)%	1.45%	3.59%
	2011	109	7.47	816	15.35%				1.45%	(8.88)%
	2010	102	8.19	832	15.13	%(3)	16.89%	(1.76)%	1.45%	22.45%
	2009	118	6.69	787	6.22	%(3)	12.60%	(6.38)%	1.45%	39.56%
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)
	2013	1	6.52	4	1.66%				1.10%	(15.65)%
	2012	1	7.73	5	4.98	%(3)	11.71%	(6.73)%	1.10%	(1.06)%
Pimco VIT Commodity Real Return (Pinnacle V)
	2013	145	6.46	938	1.64%				1.55%	(16.04)%
	2012	134	7.70	1,027	2.32	%(3)	5.17%	(2.85)%	1.55%	3.49%
	2011	182	7.44	1,353	14.58%				1.55%	(8.97)%
	2010	160	8.17	1,307	15.28	%(3)	17.55%	(2.27)%	1.55%	22.33%
	2009	104	6.68	694	6.24	%(3)	12.30%	(6.06)%	1.55%	39.42%
Pimco VIT Commodity Real Return Strategy (AdvantEdge)
	2013	61	6.45	395	1.72%				1.60%	(16.08)%
	2012	60	7.68	459	2.43	%(3)	5.59%	(3.16)%	1.60%	3.43%
	2011	68	7.43	505	14.88%				1.60%	(9.02)%
	2010	49	8.17	398	16.03	%(3)	18.67%	(2.64)%	1.60%	22.26%
	2009	12	6.68	77	8.69	%(3)	17.46%	(8.77)%	1.60%	39.38%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)
	2013	43	6.62	282	1.48%				1.15%	(15.70)%
	2012	39	7.85	307	2.68	%(3)	6.19%	(3.51)%	1.15%	3.91%
	2011	38	7.55	285	16.76%				1.15%	(8.60)%
	2010	34	8.26	279	15.13	%(3)	17.10%	(1.97)%	1.15%	22.82%
	2009	33	6.73	220	6.39	%(3)	13.08%	(6.69)%	1.15%	39.99%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)
	2013	8	6.62	50	1.91%				1.00%	(15.57)%
	2012	13	7.84	103	2.53	%(3)	4.97%	(2.44)%	1.00%	4.07%
	2011	24	7.54	178	14.83%				1.00%	(8.47)%
	2010	29	8.23	235	14.81	%(3)	16.79%	(1.98)%	1.00%	23.01%
	2009	29	6.69	194	6.17	%(3)	12.69%	(6.52)%	1.00%	40.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Grandmaster)
	2013	7	$6.49	$47	1.31%				1.35%	(15.87)%
	2012	10	7.71	78	2.63	%(3)	5.20%	(2.57)%	1.35%	3.70%
	2011	16	7.44	119	14.71%				1.35%	(8.79)%
	2010	24	8.16	199	17.19	%(3)	19.12%	(1.93)%	1.35%	22.57%
	2009	13	6.65	86	7.74	%(3)	17.38%	(9.64)%	1.35%	39.71%
Pimco VIT Commodity Real Return Strategy (IQ Annuity)
	2013	68	6.45	442	2.43%				1.45%	(15.95)%
	2012	30	7.68	231	1.98	%(3)	3.51%	(1.53)%	1.45%	3.59%
	2011	104	7.41	769	14.62%				1.45%	(8.88)%
	2010	116	8.13	944	11.02	%(3)	12.98%	(1.96)%	1.45%	22.45%
	2009	180	6.64	1,196	13.65	%(3)	33.95%	(20.30)%	1.45%	39.56%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)
	2013	30	6.42	192	1.79%				1.55%	(16.04)%
	2012	37	7.64	284	2.57	%(3)	5.46%	(2.89)%	1.55%	3.49%
	2011	50	7.38	368	14.97%				1.55%	(8.97)%
	2010	47	8.11	384	15.24	%(3)	17.23%	(1.99)%	1.55%	22.33%
	2009	42	6.63	281	6.74	%(3)	14.08%	(7.34)%	1.55%	39.42%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)
	2013	4	6.37	27	1.95%				1.67%	(16.14)%
	2012	14	7.60	106	2.75	%(3)	6.63%	(3.88)%	1.67%	3.36%
	2011	10	7.35	76	16.18%				1.67%	(9.08)%
	2010	21	8.09	170	15.10	%(3)	17.03%	(1.93)%	1.67%	22.18%
	2009	20	6.62	131	8.10	%(3)	17.74%	(9.64)%	1.67%	39.25%
Pimco VIT Long Term Government (Pinnacle)
	2013	9	8.45	74	9.97%				1.35%	(15.48)%
Pimco VIT Long Term Government (AnnuiChoice II)
	2013	*-	8.46	2	9.64%				1.15%	(15.36)%
Pimco VIT Low Duration (AnnuiChoice II)
	2013	112	11.60	1,304	1.38%				1.15%	(1.38)%
	2012	204	11.76	2,401	1.21%				1.15%	4.52%
	2011	94	11.25	1,052	1.91%				1.15%	(0.15)%
	2010	74	11.27	838	1.52	%(3)	1.83%	(0.31)%	1.15%	3.98%
	2009	55	10.84	597	2.56	%(3)	10.55%	(7.99)%	1.15%	11.91%
Pimco VIT Low Duration (AnnuiChoice)
	2013	21	11.73	247	1.21%				1.00%	(1.23)%
	2012	49	11.88	576	1.83%				1.00%	4.68%
	2011	29	11.35	328	1.67%				1.00%	0.00%
	2010	27	11.35	311	1.51	%(3)	1.82%	(0.31)%	1.00%	4.13%
	2009	25	10.90	276	2.96	%(3)	7.51%	(4.55)%	1.00%	12.08%
Pimco VIT Low Duration (GrandMaster flex3)
	2013	28	11.37	322	6.63%				1.55%	(1.78)%
	2012	24	11.57	273	8.13%				1.55%	4.10%
	2011	27	11.12	297	20.34%				1.55%	(0.55)%
	2010	26	11.18	295	1.42	%(3)	1.46%	(0.04)%	1.55%	3.56%
	2009	15	10.80	164	3.20	%(3)	7.50%	(4.30)%	1.55%	11.46%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Grandmaster)
	2013	40	$11.50	$460	1.50%				1.35%	(1.58)%
	2012	24	11.68	277	2.65%				1.35%	4.31%
	2011	12	11.20	137	4.12%				1.35%	(0.35)%
	2010	29	11.24	330	1.47	%(3)	1.69%	(0.22)%	1.35%	3.77%
	2009	24	10.83	265	2.98	%(3)	7.82%	(4.84)%	1.35%	11.68%
Pimco VIT Low Duration (IQ Annuity)
	2013	24	11.43	275	1.81%				1.45%	(1.68)%
	2012	42	11.63	492	2.13%				1.45%	4.21%
	2011	86	11.16	964	2.35%				1.45%	(0.45)%
	2010	72	11.21	808	1.54	%(3)	1.84%	(0.30)%	1.45%	3.66%
	2009	31	10.81	337	3.31	%(3)	6.73%	(3.42)%	1.45%	11.57%
Pimco VIT Low Duration (Pinnacle)
	2013	21	11.50	245	3.66%				1.35%	(1.58)%
	2012	27	11.68	314	4.54%				1.35%	4.31%
	2011	23	11.20	261	10.71%				1.35%	(0.35)%
	2010	28	11.24	320	1.43	%(3)	1.50%	(0.07)%	1.35%	3.77%
	2009	22	10.83	237	3.04	%(3)	9.02%	(5.98)%	1.35%	11.68%
Pimco VIT Low Duration (Pinnacle IV)
	2013	14	11.39	156	1.80%				1.45%	(1.68)%
	2012	12	11.59	144	1.92%				1.45%	4.21%
	2011	17	11.12	186	2.86%				1.45%	(0.45)%
	2010	22	11.17	250	1.53	%(3)	1.87%	(0.34)%	1.45%	3.66%
	2009	26	10.78	275	3.41	%(3)	6.09%	(2.68)%	1.45%	11.57%
Pimco VIT Low Duration (AdvantEdge)
	2013	4	11.30	47	1.23%				1.60%	(1.83)%
	2012	8	11.52	92	1.82%				1.60%	4.05%
	2011	5	11.07	51	1.49%				1.60%	(0.60)%
	2010	5	11.13	59	1.62	%(3)	2.11%	(0.49)%	1.60%	3.50%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)
	2013	*-	10.21	2	0.10%				1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus)
	2013	6	11.29	65	1.50%				1.67%	(1.90)%
	2012	10	11.51	113	1.65%				1.67%	3.97%
	2011	16	11.07	182	1.58%				1.67%	(0.67)%
	2010	12	11.14	136	1.44	%(3)	1.64%	(0.20)%	1.67%	3.43%
	2009	6	10.77	66	3.45	%(3)	6.22%	(2.77)%	1.67%	11.32%
Pimco VIT Low Duration (Pinnacle V)
	2013	48	11.33	544	1.32%				1.55%	(1.78)%
	2012	35	11.53	404	1.49%				1.55%	4.10%
	2011	26	11.08	290	2.03%				1.55%	(0.55)%
	2010	15	11.14	165	1.53	%(3)	1.86%	(0.33)%	1.55%	3.56%
	2009	13	10.76	141	3.25	%(3)	6.96%	(3.71)%	1.55%	11.46%
Pimco VIT Real Return (Pinnacle IV)
	2013	22	11.62	253	1.29%				1.45%	(10.62)%
	2012	45	13.00	587	0.96	%(3)	5.76%	(4.80)%	1.45%	7.06%
	2011	59	12.14	722	1.93	%(3)	4.74%	(2.81)%	1.45%	9.95%
	2010	71	11.04	788	1.34	%(3)	2.15%	(0.81)%	1.45%	6.43%
	2009	76	10.38	784	3.03	%(3)	6.93%	(3.90)%	1.45%	16.53%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (AdvantEdge)
	2013	7	$11.53	$84	1.24%				1.60%	(10.76)%
	2012	16	12.92	202	1.10	%(3)	6.63%	(5.53)%	1.60%	6.90%
	2011	14	12.08	170	1.42	%(3)	4.44%	(3.02)%	1.60%	9.78%
	2010	8	11.01	87	1.20	%(3)	2.70%	(1.50)%	1.60%	6.27%
	2009	2	10.36	16	3.04	%(3)	6.56%	(3.52)%	1.60%	16.38%
Pimco VIT Real Return (AnnuiChoice II)
	2013	42	11.83	502	1.73%				1.15%	(10.35)%
	2012	53	13.19	703	1.07	%(3)	7.18%	(6.11)%	1.15%	7.39%
	2011	38	12.29	469	1.64	%(3)	5.54%	(3.90)%	1.15%	10.28%
	2010	20	11.14	225	1.35	%(3)	2.08%	(0.73)%	1.15%	6.76%
	2009	25	10.44	257	2.92	%(3)	8.96%	(6.04)%	1.15%	16.88%
Pimco VIT Real Return (AnnuiChoice)
	2013	16	11.94	197	0.97%				1.00%	(10.21)%
	2012	49	13.30	657	0.99	%(3)	6.50%	(5.51)%	1.00%	7.55%
	2011	45	12.36	559	2.01	%(3)	5.16%	(3.15)%	1.00%	10.45%
	2010	42	11.19	467	1.37	%(3)	2.04%	(0.67)%	1.00%	6.92%
	2009	50	10.47	525	3.23	%(3)	8.65%	(5.42)%	1.00%	17.06%
Pimco VIT Real Return (GrandMaster flex3)
	2013	16	11.57	182	1.61%				1.55%	(10.71)%
	2012	23	12.96	294	0.99	%(3)	6.00%	(5.01)%	1.55%	6.95%
	2011	25	12.11	304	1.90	%(3)	4.96%	(3.06)%	1.55%	9.83%
	2010	25	11.03	272	1.25	%(3)	2.36%	(1.11)%	1.55%	6.33%
	2009	10	10.37	108	2.38	%(3)	6.68%	(4.30)%	1.55%	16.41%
Pimco VIT Real Return (Grandmaster)
	2013	8	11.70	97	0.67%				1.35%	(10.53)%
	2012	43	13.08	568	1.12	%(3)	8.08%	(6.96)%	1.35%	7.17%
	2011	22	12.20	265	1.68	%(3)	5.15%	(3.47)%	1.35%	10.06%
	2010	16	11.09	179	1.35	%(3)	2.04%	(0.69)%	1.35%	6.54%
	2009	25	10.41	257	3.08	%(3)	7.07%	(3.99)%	1.35%	16.65%
Pimco VIT Real Return (IQ Annuity)
	2013	22	11.63	261	1.50%				1.45%	(10.62)%
	2012	36	13.02	473	0.94	%(3)	5.95%	(5.01)%	1.45%	7.06%
	2011	40	12.16	492	1.76	%(3)	5.75%	(3.99)%	1.45%	9.94%
	2010	20	11.06	222	1.31	%(3)	2.09%	(0.78)%	1.45%	6.43%
	2009	23	10.39	240	3.11	%(3)	5.03%	(1.92)%	1.45%	16.53%
Pimco VIT Real Return (Pinnacle)
	2013	19	11.70	223	2.13%				1.35%	(10.53)%
	2012	17	13.08	216	1.04	%(3)	6.28%	(5.24)%	1.35%	7.17%
	2011	17	12.20	202	2.18	%(3)	5.20%	(3.02)%	1.35%	10.06%
	2010	17	11.09	185	1.36	%(3)	2.12%	(0.76)%	1.35%	6.54%
	2009	20	10.41	207	3.00	%(3)	6.59%	(3.59)%	1.35%	16.65%
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)
	2013	1	10.19	7	3.74%				1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus)
	2013	7	11.49	79	1.37%				1.67%	(10.82)%
	2012	13	12.88	164	1.06	%(3)	6.44%	(5.38)%	1.67%	6.82%
	2011	12	12.06	147	1.97	%(3)	4.74%	(2.77)%	1.67%	9.70%
	2010	14	10.99	156	1.30	%(3)	2.97%	(1.67)%	1.67%	6.20%
	2009	9	10.35	90	3.18	%(3)	6.13%	(2.95)%	1.67%	16.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle V)
	2013	46	$11.55	$534	2.04%				1.55%	(10.71)%
	2012	42	12.94	550	0.97	%(3)	7.24%	(6.27)%	1.55%	6.95%
	2011	29	12.10	347	2.30	%(3)	5.26%	(2.96)%	1.55%	9.83%
	2010	30	11.01	330	1.33	%(3)	2.20%	(0.87)%	1.55%	6.33%
	2009	25	10.36	264	3.16	%(3)	6.97%	(3.81)%	1.55%	16.41%
Pimco VIT Total Return (Pinnacle V)
	2013	1,409	12.80	18,043	2.56%				1.55%	(3.58)%
	2012	1,129	13.28	14,991	2.42	%(3)	4.74%	(2.32)%	1.55%	7.79%
	2011	733	12.32	9,025	2.55	%(3)	4.06%	(1.51)%	1.55%	1.90%
	2010	629	12.09	7,597	2.32	%(3)	5.68%	(3.36)%	1.55%	6.33%
	2009	376	11.37	4,274	4.79	%(3)	7.13%	(2.34)%	1.55%	12.16%
Pimco VIT Total Return (AdvantEdge)
	2013	511	12.78	6,523	2.48%				1.60%	(3.62)%
	2012	538	13.26	7,128	2.50	%(3)	4.50%	(2.00)%	1.60%	7.73%
	2011	507	12.31	6,245	2.80	%(3)	4.72%	(1.92)%	1.60%	1.85%
	2010	257	12.08	3,105	2.33	%(3)	7.11%	(4.78)%	1.60%	6.27%
	2009	52	11.37	588	4.67	%(3)	7.18%	(2.51)%	1.60%	12.13%
Pimco VIT Total Return (AnnuiChoice II)
	2013	260	13.11	3,403	2.60%				1.15%	(3.18)%
	2012	204	13.54	2,761	2.60	%(3)	4.77%	(2.17)%	1.15%	8.23%
	2011	161	12.51	2,010	2.60	%(3)	4.28%	(1.68)%	1.15%	2.32%
	2010	116	12.23	1,421	2.32	%(3)	5.28%	(2.96)%	1.15%	6.76%
	2009	104	11.45	1,192	4.83	%(3)	7.18%	(2.35)%	1.15%	12.62%
Pimco VIT Total Return (AnnuiChoice)
	2013	86	13.03	1,119	2.29%				1.00%	(3.04)%
	2012	140	13.44	1,878	2.71	%(3)	4.77%	(2.06)%	1.00%	8.39%
	2011	107	12.40	1,322	2.94	%(3)	4.29%	(1.35)%	1.00%	2.47%
	2010	116	12.10	1,408	2.31	%(3)	4.72%	(2.41)%	1.00%	6.92%
	2009	126	11.32	1,421	5.13	%(3)	6.70%	(1.57)%	1.00%	12.79%
Pimco VIT Total Return (GrandMaster flex3)
	2013	74	12.63	935	1.99%				1.55%	(3.58)%
	2012	145	13.10	1,904	3.80	%(3)	6.39%	(2.59)%	1.55%	7.79%
	2011	71	12.15	862	4.20	%(3)	5.57%	(1.37)%	1.55%	1.90%
	2010	82	11.92	981	2.30	%(3)	3.40%	(1.10)%	1.55%	6.33%
	2009	235	11.21	2,638	4.85	%(3)	6.86%	(2.01)%	1.55%	12.16%
Pimco VIT Total Return (Grandmaster)
	2013	144	12.78	1,845	2.50%				1.35%	(3.38)%
	2012	194	13.22	2,569	2.50	%(3)	4.51%	(2.01)%	1.35%	8.01%
	2011	191	12.24	2,337	2.38	%(3)	3.86%	(1.48)%	1.35%	2.11%
	2010	174	11.99	2,084	2.32	%(3)	5.04%	(2.72)%	1.35%	6.54%
	2009	180	11.25	2,031	5.31	%(3)	6.63%	(1.32)%	1.35%	12.39%
Pimco VIT Total Return (IQ Annuity)
	2013	69	12.70	873	2.19%				1.45%	(3.48)%
	2012	103	13.16	1,360	3.12	%(3)	5.00%	(1.88)%	1.45%	7.90%
	2011	114	12.20	1,385	3.01	%(3)	4.40%	(1.39)%	1.45%	2.01%
	2010	128	11.96	1,534	2.31	%(3)	4.67%	(2.36)%	1.45%	6.44%
	2009	113	11.23	1,270	4.94	%(3)	6.85%	(1.91)%	1.45%	12.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle)
	2013	86	$12.78	$1,104	2.35%				1.35%	(3.38)%
	2012	140	13.22	1,853	2.49	%(3)	4.87%	(2.38)%	1.35%	8.01%
	2011	87	12.24	1,068	3.01	%(3)	4.59%	(1.58)%	1.35%	2.11%
	2010	74	11.99	890	2.31	%(3)	4.00%	(1.69)%	1.35%	6.54%
	2009	133	11.25	1,502	4.81	%(3)	6.91%	(2.10)%	1.35%	12.39%
Pimco VIT Total Return (Pinnacle IV)
	2013	283	12.88	3,651	2.42%				1.45%	(3.48)%
	2012	401	13.34	5,348	2.61	%(3)	4.58%	(1.97)%	1.45%	7.90%
	2011	410	12.37	5,067	2.45	%(3)	3.99%	(1.54)%	1.45%	2.01%
	2010	332	12.12	4,028	2.32	%(3)	5.10%	(2.78)%	1.45%	6.44%
	2009	332	11.39	3,779	5.42	%(3)	6.53%	(1.11)%	1.45%	12.27%
Pimco VIT Total Return (Pinnacle II Reduced M&E)
	2013	2	12.84	21	2.53%				1.10%	(3.14)%
	2012	2	13.25	22	4.09	%(3)	7.84%	(3.75)%	1.10%	6.16%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)
	2013	2	10.50	16	1.83%				1.15%	(3.18)%
Pimco VIT Total Return (Pinnacle Plus)
	2013	66	12.54	825	2.18%				1.67%	(3.69)%
	2012	115	13.02	1,495	2.56	%(3)	4.53%	(1.97)%	1.67%	7.66%
	2011	113	12.10	1,371	2.77	%(3)	4.68%	(1.91)%	1.67%	1.78%
	2010	47	11.89	557	2.31	%(3)	5.20%	(2.89)%	1.67%	6.20%
	2009	42	11.19	466	5.31	%(3)	6.60%	(1.29)%	1.67%	12.02%
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)
	2013	12	6.85	83	0.00%				1.35%	1.21%
	2012	1	6.77	9	0.00%				1.35%	(12.41)%
	2011	1	7.72	5	0.00%				1.35%	(9.86)%
	2010	2	8.57	16	0.00%				1.35%	(4.84)%
	2009	9	9.00	80	0.00%				1.35%	(5.31)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)
	2013	2	6.81	14	0.00%				1.45%	1.10%
	2012	2	6.74	15	0.00%				1.45%	(12.50)%
	2011	3	7.70	25	0.00%				1.45%	(9.95)%
	2010	10	8.55	88	0.00%				1.45%	(4.93)%
	2009	16	8.99	147	0.00%				1.45%	(5.41)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)
	2013	35	6.78	238	0.00%				1.55%	1.00%
	2012	34	6.71	225	0.00%				1.55%	(12.59)%
	2011	30	7.68	231	0.00%				1.55%	(10.04)%
	2010	21	8.53	182	0.00%				1.55%	(5.03)%
	2009	15	8.98	131	0.00%				1.55%	(5.50)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)
	2013	24	6.76	165	0.00%				1.60%	0.95%
	2012	33	6.70	222	0.00%				1.60%	(12.63)%
	2011	29	7.67	225	0.00%				1.60%	(10.09)%
	2010	21	8.53	175	0.00%				1.60%	(5.08)%
	2009	6	8.98	58	0.00%				1.60%	(5.53)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)
	2013	9	$6.92	$64	0.00%			1.15%	1.41%
	2012	12	6.82	79	0.00%			1.15%	(12.23)%
	2011	11	7.77	87	0.00%			1.15%	(9.68)%
	2010	7	8.61	60	0.00%			1.15%	(4.64)%
	2009	6	9.02	52	0.00%			1.15%	(5.12)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)
	2013	*-	6.97	1	0.00%			1.00%	1.56%
	2012	1	6.86	8	0.00%			1.00%	(12.10)%
	2011	1	7.81	9	0.00%			1.00%	(9.54)%
	2010	1	8.63	10	0.00%			1.00%	(4.50)%
	2009	*-	9.04	*-	0.00%			1.00%	(4.97)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)
	2013	3	6.81	18	0.00%			1.45%	1.10%
	2012	2	6.74	16	0.00%			1.45%	(12.50)%
	2011	3	7.70	20	0.00%			1.45%	(9.95)%
	2010	6	8.55	55	0.00%			1.45%	(4.93)%
	2009	7	8.99	66	0.00%			1.45%	(5.41)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)
	2013	1	6.73	9	0.00%			1.67%	0.88%
	2012	1	6.68	9	0.00%			1.67%	(12.69)%
	2011	1	7.65	5	0.00%			1.67%	(10.15)%
	2010	*-	8.51	1	0.00%			1.67%	(5.15)%
	2009	1	8.97	12	0.00%			1.67%	(5.62)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)
	2013	24	8.54	208	0.00%			1.60%	0.03%
	2012	23	8.54	196	1.01%			1.60%	0.58%
	2011	3	8.49	27	0.00%			1.60%	1.73%
	2010	3	8.35	28	0.00%			1.60%	4.48%
	2009	1	7.99	12	1.21%			1.60%	(4.81)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)
	2013	20	8.76	177	0.00%			1.15%	0.49%
	2012	32	8.72	276	0.89%			1.15%	1.04%
	2011	10	8.63	83	0.00%			1.15%	2.20%
	2010	9	8.45	78	0.00%			1.15%	4.96%
	2009	8	8.05	66	1.28%			1.15%	(4.40)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)
	2013	6	8.72	48	0.00%			1.00%	0.64%
	2012	6	8.66	50	0.62%			1.00%	1.20%
	2011	5	8.56	43	0.00%			1.00%	2.35%
	2010	6	8.36	52	0.00%			1.00%	5.12%
	2009	7	7.96	56	1.01%			1.00%	(4.25)%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)
	2013	1	8.45	5	0.00%			1.55%	0.08%
	2012	1	8.44	5	0.26%			1.55%	0.63%
	2011	2	8.39	18	0.00%			1.55%	1.78%
	2010	2	8.24	17	0.00%			1.55%	4.54%
	2009	1	7.88	11	1.86%			1.55%	(4.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Grandmaster)
	2013	6	$8.55	$55	0.00%			1.35%	0.28%
	2012	7	8.52	56	0.68%			1.35%	0.84%
	2011	5	8.45	39	0.00%			1.35%	1.99%
	2010	3	8.29	23	0.00%			1.35%	4.75%
	2009	3	7.91	24	0.59%			1.35%	(4.59)%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)
	2013	4	8.50	38	0.00%			1.45%	0.18%
	2012	5	8.48	43	0.58%			1.45%	0.74%
	2011	5	8.42	43	0.00%			1.45%	1.89%
	2010	3	8.26	25	0.00%			1.45%	4.64%
	2009	8	7.90	60	1.26%			1.45%	(4.69)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)
	2013	10	8.61	86	0.00%			1.45%	0.18%
	2012	11	8.59	97	0.60%			1.45%	0.74%
	2011	12	8.53	99	0.00%			1.45%	1.89%
	2010	16	8.37	135	0.00%			1.45%	4.64%
	2009	20	8.00	163	1.42%			1.45%	(4.69)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)
	2013	1	10.53	13	0.00%			1.15%	0.49%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)
	2013	5	8.39	38	0.00%			1.67%	(0.04)%
	2012	6	8.39	53	0.61%			1.67%	0.51%
	2011	6	8.35	48	0.00%			1.67%	1.66%
	2010	3	8.21	22	0.00%			1.67%	4.41%
	2009	1	7.87	9	1.89%			1.67%	(4.90)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)
	2013	35	8.56	296	0.00%			1.55%	0.08%
	2012	62	8.55	532	0.72%			1.55%	0.63%
	2011	34	8.50	292	0.00%			1.55%	1.78%
	2010	31	8.35	258	0.00%			1.55%	4.54%
	2009	21	7.99	165	1.53%			1.55%	(4.78)%
Guggenheim VT Long Short Equity (AdvantEdge)
	2013	2	9.94	18	0.01%			1.60%	15.58%
	2012	2	8.60	15	0.00%			1.60%	2.75%
	2011	4	8.37	30	0.00%			1.60%	(8.05)%
	2010	3	9.11	25	0.00%			1.60%	9.43%
	2009	3	8.32	24	0.19%			1.60%	25.29%
Guggenheim VT Long Short Equity (AnnuiChoice II)
	2013	7	10.20	74	0.00%			1.15%	16.11%
	2012	6	8.79	49	0.00%			1.15%	3.23%
	2011	5	8.51	46	0.00%			1.15%	(7.63)%
	2010	3	9.22	31	0.00%			1.15%	9.93%
	2009	3	8.38	22	0.14%			1.15%	25.83%
Guggenheim VT Long Short Equity (AnnuiChoice)
	2013	1	10.00	8	0.00%			1.00%	16.28%
	2012	1	8.60	8	0.00%			1.00%	3.38%
	2011	4	8.32	33	0.00%			1.00%	(7.49)%
	2010	4	8.99	36	0.00%			1.00%	10.10%
	2009	5	8.17	38	0.09%			1.00%	26.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (GrandMaster flex3)
	2013	1	$9.69	$9	0.00%			1.55%	15.64%
	2012	1	8.38	8	0.00%			1.55%	2.81%
	2011	1	8.15	11	0.00%			1.55%	(8.01)%
	2010	1	8.86	12	0.00%			1.55%	9.49%
	2009	1	8.09	11	0.08%			1.55%	25.32%
Guggenheim VT Long Short Equity (Grandmaster)
	2013	*-	9.80	3	0.00%			1.35%	15.87%
	2011	*-	8.21	*-	0.00%			1.35%	(7.82)%
	2010	*-	8.91	3	0.00%			1.35%	9.71%
	2009	*-	8.12	4	0.11%			1.35%	25.58%
Guggenheim VT Long Short Equity (IQ Annuity)
	2013	3	9.75	25	0.00%			1.45%	15.76%
	2012	3	8.42	23	0.00%			1.45%	2.91%
	2011	4	8.18	34	0.00%			1.45%	(7.91)%
	2010	4	8.89	37	0.00%			1.45%	9.60%
	2009	7	8.11	59	0.10%			1.45%	25.45%
Guggenheim VT Long Short Equity (Pinnacle)
	2013	4	9.80	39	0.01%			1.35%	15.87%
	2011	*-	8.21	*-	0.00%			1.35%	(7.82)%
	2010	2	8.91	16	0.00%			1.35%	9.71%
	2009	2	8.12	17	0.15%			1.35%	25.58%
Guggenheim VT Long Short Equity (Pinnacle IV)
	2013	7	10.02	73	0.00%			1.45%	15.76%
	2012	9	8.66	78	0.00%			1.45%	2.91%
	2011	11	8.41	96	0.00%			1.45%	(7.91)%
	2010	15	9.14	136	0.00%			1.45%	9.60%
	2009	18	8.34	150	0.09%			1.45%	25.45%
Guggenheim VT Long Short Equity (Pinnacle Plus)
	2013	1	9.62	9	0.00%			1.67%	15.50%
	2012	1	8.33	8	0.00%			1.67%	2.68%
	2011	1	8.12	8	0.00%			1.67%	(8.12)%
	2010	2	8.83	13	0.00%			1.67%	9.35%
	2009	2	8.08	12	0.07%			1.67%	25.17%
Guggenheim VT Long Short Equity (Pinnacle V)
	2013	14	9.96	135	0.00%			1.55%	15.64%
	2012	19	8.62	162	0.00%			1.55%	2.81%
	2011	25	8.38	207	0.00%			1.55%	(8.01)%
	2010	40	9.11	362	0.00%			1.55%	9.49%
	2009	36	8.32	303	0.10%			1.55%	25.32%
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)
	2013	5	26.04	137	2.38%			1.75%	(3.71)%
	2012	8	27.04	208	2.82%			1.75%	1.98%
	2011	8	26.52	209	1.40%			1.75%	5.67%
iShares Core Total US Bond Market ETF (Varoom GLWB 2)
	2013	20	25.40	512	2.30%			2.55%	(4.49)%
	2012	18	26.60	477	3.10%			2.55%	1.14%
	2011	13	26.30	349	1.69%			2.55%	4.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core Total US Bond Market ETF (Varoom GLWB 3)
	2013	2	$24.69	$40	1.80%			1.90%	(3.86)%
	2012	1	25.68	16	1.92%			1.90%	1.79%
iShares Core Total US Bond Market ETF (Varoom GLWB 5)
	2013	22	24.25	537	2.25%			2.75%	(4.69)%
	2012	13	25.44	339	1.46%			2.75%	0.90%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2013	10	26.18	260	2.80%			2.55%	(2.84)%
	2012	11	26.94	298	3.05%			2.55%	4.32%
	2011	8	25.83	219	2.31%			2.55%	3.09%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)
	2013	1	25.97	18	0.87%			1.90%	(2.19)%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)
	2013	12	25.50	318	2.32%			2.75%	(3.04)%
	2012	2	26.30	51	2.02%			2.75%	4.10%
iShares Barclays TIPS Bond ETF (Varoom)
	2013	4	26.01	111	0.92%			1.75%	(10.06)%
	2012	7	28.92	211	2.39%			1.75%	4.70%
	2011	5	27.63	127	2.67%			1.75%	10.26%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2013	2	25.38	55	1.05%			2.55%	(10.79)%
	2012	3	28.45	76	2.47%			2.55%	3.85%
	2011	2	27.39	51	3.14%			2.55%	9.37%
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)
	2013	*-	23.32	4	0.98%			1.90%	(10.20)%
	2012	1	25.97	13	2.22%			1.90%	4.32%
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)
	2013	2	22.91	57	1.26%			2.75%	(10.98)%
	2012	1	25.73	33	1.27%			2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2013	1	30.00	16	6.13%			1.75%	4.00%
	2012	1	28.85	15	7.02%			1.75%	9.56%
	2011	*-	26.33	8	4.84%			1.75%	4.19%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2013	2	29.27	46	5.77%			2.55%	3.15%
	2012	3	28.38	72	6.29%			2.55%	8.67%
	2011	2	26.11	58	4.69%			2.55%	3.34%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2013	2	29.33	45	5.39%			1.90%	3.84%
	2012	2	28.25	44	4.31%			1.90%	9.39%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2013	5	28.81	134	6.11%			2.75%	2.94%
	2012	3	27.99	92	1.98%			2.75%	8.44%
iShares S&P 500 Growth Index ETF (Varoom)
	2013	3	37.49	126	1.69%			1.75%	30.61%
	2012	1	28.70	29	2.23%			1.75%	11.98%
	2011	1	25.63	17	2.18%			1.75%	2.69%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2013	19	$36.80	$689	1.63%			2.35%	29.81%
	2012	21	28.35	585	2.10%			2.35%	11.29%
	2011	16	25.47	418	1.85%			2.35%	2.06%
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2013	*-	36.57	12	1.82%			2.55%	29.55%
	2012	1	28.23	17	1.90%			2.55%	11.06%
	2011	1	25.42	15	1.81%			2.55%	1.85%
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)
	2013	3	36.57	106	1.33%			1.90%	30.41%
	2012	1	28.04	30	2.95%			1.90%	11.80%
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)
	2013	60	36.07	2,179	1.67%			2.55%	29.55%
	2012	22	27.84	599	2.06%			2.55%	11.06%
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)
	2013	2	35.91	56	1.45%			2.75%	29.28%
	2012	*-	27.78	3	1.70%			2.75%	10.83%
iShares Core S&P 500 Index ETF (Varoom)
	2013	9	37.45	347	2.13%			1.75%	30.55%
	2012	7	28.69	202	2.35%			1.75%	13.51%
	2011	6	25.27	155	1.95%			1.75%	1.28%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2013	227	36.76	8,342	1.98%			2.35%	29.75%
	2012	250	28.33	7,072	2.35%			2.35%	12.82%
	2011	198	25.11	4,973	2.11%			2.35%	0.66%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2013	21	36.54	772	2.10%			2.55%	29.49%
	2012	18	28.22	519	2.29%			2.55%	12.59%
	2011	16	25.06	390	2.35%			2.55%	0.46%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2013	16	37.29	591	2.37%			1.90%	30.35%
	2012	5	28.61	133	2.13%			1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2013	564	36.78	20,742	2.10%			2.55%	29.49%
	2012	237	28.40	6,729	2.28%			2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2013	29	36.62	1,050	2.16%			2.75%	29.22%
	2012	13	28.34	376	2.41%			2.75%	12.35%
iShares S&P 500 Value Index ETF (Varoom)
	2013	2	36.71	69	2.26%			1.75%	29.30%
	2012	2	28.39	56	3.39%			1.75%	16.07%
	2011	1	24.46	16	3.59%			1.75%	(2.32)%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2013	12	36.03	446	2.22%			2.35%	28.51%
	2012	14	28.04	388	2.67%			2.35%	15.36%
	2011	11	24.31	267	2.41%			2.35%	(2.91)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2013	1	35.81	30	1.79%			2.55%	28.24%
	2012	1	27.92	41	2.39%			2.55%	15.13%
	2011	2	24.25	38	3.36%			2.55%	(3.11)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 3)
	2013	1	$37.92	$34	2.49%			1.90%	29.10%
	2012	1	29.37	43	2.86%			1.90%	15.32%
iShares S&P 500 Value Index ETF (Varoom GLWB 4)
	2013	27	37.40	1,023	2.46%			2.55%	28.24%
	2012	11	29.16	325	2.45%			2.55%	14.55%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)
	2013	3	37.24	100	2.48%			2.75%	27.98%
	2012	*-	29.10	12	2.33%			2.75%	14.32%
iShares Core S&P MidCap Index ETF (Varoom)
	2013	6	36.41	219	1.49%			1.75%	31.33%
	2012	5	27.72	149	1.90%			1.75%	15.99%
	2011	4	23.90	88	1.16%			1.75%	(3.92)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2013	66	35.74	2,357	1.41%			2.35%	30.53%
	2012	75	27.38	2,051	1.63%			2.35%	15.28%
	2011	59	23.75	1,402	1.38%			2.35%	(4.51)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2013	8	35.52	283	1.46%			2.55%	30.26%
	2012	7	27.26	196	1.54%			2.55%	15.05%
	2011	7	23.70	160	1.40%			2.55%	(4.70)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2013	6	37.68	244	1.53%			1.90%	31.13%
	2012	2	28.74	46	2.08%			1.90%	15.82%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2013	160	37.16	5,950	1.51%			2.55%	30.26%
	2012	68	28.53	1,953	1.70%			2.55%	15.05%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2013	6	37.01	239	1.24%			2.75%	30.00%
	2012	2	28.47	50	2.08%			2.75%	14.81%
iShares Core S&P Small Cap Index ETF (Varoom)
	2013	5	38.87	204	1.17%			1.75%	39.44%
	2012	3	27.88	91	2.10%			1.75%	13.86%
	2011	2	24.48	49	1.07%			1.75%	(1.02)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2013	31	38.16	1,185	1.13%			2.35%	38.59%
	2012	37	27.53	1,031	1.87%			2.35%	13.16%
	2011	29	24.33	714	1.17%			2.35%	(1.62)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2013	4	37.92	155	1.16%			2.55%	38.31%
	2012	4	27.42	104	1.75%			2.55%	12.93%
	2011	3	24.28	82	1.35%			2.55%	(1.82)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2013	4	40.17	149	1.31%			1.90%	39.23%
	2012	*-	28.85	11	2.11%			1.90%	13.68%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2013	76	39.62	2,992	1.21%			2.55%	38.31%
	2012	34	28.64	981	2.01%			2.55%	12.93%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2013	5	$39.45	$182	1.17%			2.75%	38.03%
	2012	2	28.58	56	2.06%			2.75%	12.70%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2013	1	25.85	28	1.82%			1.75%	(2.81)%
	2012	1	26.59	17	2.28%			1.75%	3.69%
	2011	*-	25.65	11	2.86%			1.75%	(0.28)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2013	45	25.37	1,142	1.76%			2.35%	(3.40)%
	2012	38	26.27	1,007	2.21%			2.35%	3.05%
	2011	27	25.49	692	2.74%			2.35%	(0.89)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2013	1	25.22	18	1.91%			2.55%	(3.60)%
	2012	2	26.16	40	2.39%			2.55%	2.84%
	2011	1	25.44	34	1.75%			2.55%	(1.09)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)
	2013	*-	25.76	11	2.01%			1.90%	(2.95)%
	2012	*-	26.54	13	0.56%			1.90%	3.53%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)
	2013	113	25.40	2,875	1.61%			2.55%	(3.60)%
	2012	36	26.35	958	1.05%			2.55%	2.84%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)
	2013	1	25.30	22	1.73%			2.75%	(3.79)%
	2012	1	26.29	16	1.42%			2.75%	2.63%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2013	6	36.20	223	2.16%			1.75%	27.21%
	2012	5	28.45	133	2.73%			1.75%	9.20%
	2011	5	26.06	132	2.66%			1.75%	4.25%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2013	14	35.31	486	1.83%			2.55%	26.18%
	2012	21	27.99	597	2.65%			2.55%	8.31%
	2011	17	25.84	437	2.09%			2.55%	3.40%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2013	3	35.06	109	2.40%			1.90%	27.02%
	2012	1	27.60	29	1.61%			1.90%	9.03%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2013	16	34.43	561	2.12%			2.75%	25.92%
	2012	9	27.34	247	2.44%			2.75%	8.09%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2013	1	22.37	31	2.56%			1.75%	(6.43)%
	2012	2	23.91	58	2.88%			1.75%	19.35%
	2011	1	20.03	27	0.00%			1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2013	7	21.82	156	2.64%			2.55%	(7.19)%
	2012	6	23.51	153	3.42%			2.55%	18.38%
	2011	6	19.86	113	0.00%			2.55%	(22.61)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)
	2013	2	26.19	55	3.67%			1.90%	(6.57)%
	2012	1	28.03	40	2.84%			1.90%	19.17%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

 * -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)
	2013	5	$25.71	$130	2.86%			2.75%	(7.38)%
	2012	2	27.76	47	4.05%			2.75%	18.13%
Vanguard Tax-Managed International ETF (Varoom)
	2013	1	30.28	38	3.13%			1.75%	19.97%
	2012	1	25.24	21	3.53%			1.75%	19.81%
	2011	1	21.07	13	0.01%			1.75%	(16.56)%
Vanguard Tax-Managed International ETF (Varoom GLWB 1)
	2013	39	29.73	1,173	2.74%			2.35%	19.24%
	2012	42	24.93	1,046	6.29%			2.35%	19.08%
	2011	32	20.94	671	0.00%			2.35%	(17.07)%
Vanguard Tax-Managed International ETF (Varoom GLWB 2)
	2013	5	29.54	137	2.67%			2.55%	19.00%
	2012	3	24.83	75	3.74%			2.55%	18.83%
	2011	2	20.89	44	0.03%			2.55%	(17.24)%
Vanguard Tax-Managed International ETF (Varoom GLWB 3)
	2013	3	34.14	100	3.84%			1.90%	19.79%
	2012	*-	28.50	14	4.21%			1.90%	19.63%
Vanguard Tax-Managed International ETF (Varoom GLWB 4)
	2013	88	33.67	2,956	2.80%			2.55%	19.00%
	2012	35	28.30	996	4.43%			2.55%	18.83%
Vanguard Tax-Managed International ETF (Varoom GLWB 5)
	2013	3	33.53	93	2.88%			2.75%	18.75%
	2012	1	28.23	28	4.47%			2.75%	18.59%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2013	*-	28.11	8	3.73%			1.75%	(3.82)%
	2012	*-	29.22	9	3.73%			1.75%	8.76%
	2011	*-	26.87	8	3.14%			1.75%	7.01%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2013	1	27.42	18	4.10%			2.55%	(4.61)%
	2012	1	28.74	23	3.87%			2.55%	7.87%
	2011	1	26.64	20	2.83%			2.55%	6.14%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2013	2	26.06	58	4.12%			2.75%	(4.80)%
	2012	2	27.37	44	2.42%			2.75%	7.65%
Vanguard Large-Cap Index ETF (Varoom)
	2013	2	37.17	60	1.97%			1.75%	30.92%
	2012	2	28.39	49	4.06%			1.75%	13.65%
	2011	*-	24.98	*-	1.83%			1.75%	(0.36)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2013	8	36.26	286	1.84%			2.55%	29.85%
	2012	12	27.93	326	2.42%			2.55%	12.72%
	2011	11	24.78	262	1.93%			2.55%	(1.17)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2013	3	37.37	110	2.14%			1.90%	30.72%
	2012	1	28.59	15	2.30%			1.90%	13.47%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2013	10	36.70	382	2.01%			2.75%	29.58%
	2012	7	28.32	202	1.63%			2.75%	12.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

 * -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom)
	2013	1	$37.30	$30	2.07%			1.75%	30.42%
	2011	*-	25.20	*-	2.07%			1.75%	0.51%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2013	*-	36.39	14	2.10%			2.55%	29.36%
	2012	*-	28.13	13	2.49%			2.55%	12.56%
	2011	*-	24.99	6	2.73%			2.55%	(0.30)%
Vanguard Mega Cap Index ETF (Varoom GLWB 3)
	2013	*-	37.36	18	1.58%			1.90%	30.22%
	2012	*-	28.69	11	4.16%			1.90%	13.32%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2013	2	36.69	79	2.12%			2.75%	29.09%
	2012	2	28.42	63	1.60%			2.75%	12.33%
Vanguard REIT Index ETF (Varoom)
	2013	2	31.23	47	3.99%			1.75%	0.70%
	2012	3	31.01	98	5.23%			1.75%	15.31%
	2011	1	26.89	32	5.12%			1.75%	5.29%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2013	3	30.46	106	4.23%			2.55%	(0.12)%
	2012	4	30.50	118	3.82%			2.55%	14.36%
	2011	3	26.67	83	1.29%			2.55%	4.43%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2013	1	30.58	33	5.12%			1.90%	0.55%
	2012	1	30.41	30	4.08%			1.90%	15.13%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2013	6	30.03	168	4.36%			2.75%	(0.32)%
	2012	4	30.13	108	2.93%			2.75%	14.13%
Vanguard Total Bond Market Index ETF (Varoom)
	2013	8	26.05	199	2.97%			1.75%	(3.90)%
	2012	5	27.11	127	3.68%			1.75%	2.78%
	2011	3	26.38	85	1.83%			1.75%	5.21%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2013	310	25.58	7,935	2.71%			2.35%	(4.49)%
	2012	261	26.78	6,984	3.51%			2.35%	2.15%
	2011	186	26.21	4,866	2.04%			2.35%	4.57%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2013	27	25.42	699	2.59%			2.55%	(4.69)%
	2012	28	26.67	738	3.56%			2.55%	1.94%
	2011	20	26.16	535	2.64%			2.55%	4.36%
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2013	14	24.62	353	3.63%			1.90%	(4.05)%
	2012	4	25.66	90	3.29%			1.90%	1.91%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2013	823	24.28	19,987	2.74%			2.55%	(4.69)%
	2012	261	25.48	6,654	3.12%			2.55%	1.23%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2013	42	24.18	1,022	2.77%			2.75%	(4.88)%
	2012	16	25.42	403	3.22%			2.75%	1.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

 * -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard VI Money Market (Varoom GLWB 2)
	2013	*-	$9.28	$5	0.12%			2.55%	(2.44)%
	2012	*-	9.51	4	0.20%			2.55%	(2.45)%
Vanguard VI Money Market (Varoom GLWB 3)
	2013	12	9.63	111	0.07%			1.90%	(1.79)%
Vanguard VI Money Market (Varoom GLWB 5)
	2013	7	9.46	66	0.15%			2.75%	(2.65)%
	2012	2	9.72	19	0.12%			2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2013	1	24.53	25	1.41%			1.90%	(1.77)%
	2012	1	24.98	35	1.90%			1.90%	(0.09)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2013	5	24.18	133	1.65%			2.75%	(2.63)%
	2012	2	24.83	58	1.15%			2.75%	(0.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

 * -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

Integrity Life Insurance Company
Years Ended December 31, 2013, 2012 and 2011
With Report of Independent Registered Public Accounting Firm

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2013, 2012 and 2011

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

April 25, 2014

2

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,533,932	$2,562,985
Preferred and common stocks	206,204	172,038
Investment in common stock of subsidiary	320,975	301,682
Mortgage loans	42,754	43,730
Policy loans	116,464	119,014
Cash, cash equivalents and short-term investments	103,767	60,401
Receivable for securities	3,032	3,437
Securities lending reinvested collateral assets	10,335	15,089
Other invested assets	93,086	78,172
Total cash and invested assets	3,430,549	3,356,548

Investment income due and accrued	31,214	30,780
Net deferred income tax asset	13,037	22,881
Amounts receivable on reinsurance contracts	19,069	22,746
Other admitted assets	2,274	2,205
Separate account assets	2,560,538	2,553,104
Total admitted assets	$6,056,681	$5,988,264

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,307,492	$2,321,751
Liability for deposit-type contracts	292,380	299,710
Policy and contract claims	100	109
Total policy and contract liabilities	2,599,972	2,621,570

General expense due and accrued	342	306
Current federal income taxes payable to parent	6,099	3,714
Transfer to separate accounts due and accrued, net	23,703	(19,717)
Asset valuation reserve	85,771	67,438
Interest maintenance reserve	3,568	8,747
Amounts payable on reinsurance contracts	16,911	21,298
Other liabilities	22,586	42,237
Derivatives	461	49
Payable for securities lending	68,707	89,827
Separate account liabilities	2,560,538	2,553,104
Total liabilities	5,388,658	5,388,573

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	613,164
Accumulated surplus (deficit)	51,859	(16,473)
Total capital and surplus	668,023	599,691
Total liabilities and capital and surplus	$6,056,681	$5,988,264

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$249,788	$302,173	$352,192
Net investment income	148,222	147,132	148,473
Considerations for supplementary contracts with life contingencies	6,901	5,921	4,027
Amortization of the interest maintenance reserve	960	2,440	1,645
Reserve adjustments on reinsurance ceded	(71,934)	(108,699)	(130,916)
Fees from management of separate accounts	10,333	10,265	8,352
Other revenues	4,248	3,393	4,541
Total premiums and other revenues	348,518	362,625	388,314

Benefits paid or provided:
Death benefits	8,120	12,946	5,414
Annuity benefits	127,914	113,119	94,411
Surrender benefits	289,453	256,896	237,973
Payments on supplementary contracts with life contingencies	3,350	3,049	2,605
(Decrease) increase in policy reserves and other policyholders’ funds	(2,210)	71,168	103,394
Total benefits paid or provided	426,627	457,178	443,797

Insurance expenses and other deductions:
Commissions	16,686	18,093	20,253
Commissions and expenses on reinsurance assumed	15	16	17
General expenses	25,973	15,423	18,284
Net transfers to (from) separate accounts	(156,984)	(168,627)	(129,368)
Other deductions	1,049	761	551
Total insurance expenses and other deductions	(113,261)	(134,334)	(90,263)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	35,152	39,781	34,780
Federal income tax expense (benefit), excluding tax on capital gains	9,480	6,878	7,621
Gain (loss) from operations before net realized capital gains (losses)	25,672	32,903	27,159
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	16,483	771	(1,865)
Net income (loss)	$42,155	$33,674	$25,294

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2011	$3,000	$613,164	$(86,954)	$529,210
Net income (loss)	—	—	25,294	25,294
Change in net deferred income tax	—	—	2,057	2,057
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(7,750))	—	—	6,144	6,144
Net change in nonadmitted assets and related items	—	—	(11,505)	(11,505)
Change in asset valuation reserve	—	—	(834)	(834)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(568)	(568)
Change in surplus in separate accounts	—	—	(2,598)	(2,598)
Balance, December 31, 2011	3,000	613,164	(68,964)	547,200
Net income (loss)	—	—	33,674	33,674
Change in net deferred income tax	—	—	(6,854)	(6,854)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $3,597)	—	—	35,840	35,840
Net change in nonadmitted assets and related items	—	—	10,592	10,592
Change in asset valuation reserve	—	—	(21,904)	(21,904)
Change in surplus in separate accounts	—	—	1,143	1,143
Balance, December 31, 2012	3,000	613,164	(16,473)	599,691
Net income (loss)	—	—	42,155	42,155
Change in net deferred income tax	—	—	(3,810)	(3,810)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $11,405)	—	—	40,473	40,473
Net change in nonadmitted assets and related items	—	—	5,376	5,376
Change in asset valuation reserve	—	—	(18,333)	(18,333)
Change in surplus in separate accounts	—	—	2,471	2,471
Balance, December 31, 2013	$3,000	$613,164	$51,859	$668,023

See accompanying notes.

5

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$256,470	$306,863	$357,603
Net investment income received	143,615	146,821	143,776
Benefits paid	(515,450)	(523,553)	(445,321)
Net transfers from (to) separate accounts	200,653	180,836	37,920
Commissions and expense paid	(45,146)	(34,313)	(40,332)
Federal income taxes recovered (paid)	(11,423)	(5,078)	(31,146)
Other, net	16,712	23,493	9,485
Net cash from (for) operations	45,431	95,069	31,985

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	565,511	528,057	582,582
Preferred and common stocks	182,379	74,431	112,357
Mortgage loans	1,288	2,978	25,182
Other invested assets	17,127	13,947	19,312
Net gains (losses) on cash, cash equivalents and short-term investments	6	18	(9)
Miscellaneous proceeds	4,679	10,099	1,203
Net proceeds from investments sold, matured or repaid	770,990	629,530	740,627

Cost of investments acquired:
Debt securities	(540,487)	(646,685)	(651,148)
Preferred and common stocks	(158,754)	(69,364)	(110,806)
Mortgage loans	(312)	(2,366)	(9,850)
Other invested assets	(29,618)	(31,539)	(17,627)
Miscellaneous applications	(9,937)	—	—
Total cost of investments acquired	(739,108)	(749,954)	(789,431)

Net change in policy and other loans	2,550	4,716	(3,389)
Net cash from (for) investments	34,432	(115,708)	(52,193)

Financing activities
Net deposits on deposit-type contract funds and other insurance liabilities	(7,330)	(15,556)	4,065
Other cash provided (applied)	(29,167)	(9,704)	(50,575)
Net cash from (for) financing and miscellaneous sources	(36,497)	(25,260)	(46,510)

Net change in cash, cash equivalents and short-term investments	43,366	(45,899)	(66,718)
Cash, cash equivalents and short-term investments:
Beginning of year	60,401	106,300	173,018
End of year	$103,767	$60,401	$106,300

See accompanying notes.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2013, approximately 43.3% of the gross premiums and annuity considerations for the Company were derived from Florida, Michigan, New Jersey, Ohio, and Pennsylvania.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. The Department has the right to permit other specific practices that deviate from NAIC SAP. At December 31, 2013, 2012 and 2011, there are no differences in the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the state of Ohio. Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies issued, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2013	2012
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$668,023	$599,691
Adjustments to customer deposits	(154,497)	(239,040)
Adjustments to invested asset carrying values	233,642	442,287
Asset valuation and interest maintenance reserves	89,339	76,185
Value of insurance in force	1,113	1,909
Deferred policy acquisition costs	44,398	23,828
Deferred sales inducements	3,722	1,517
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	179,210	248,238
Federal income taxes	12,487	(34,766)
Western and Southern reinsurance	(152,583)	(148,841)
Other, net	5,793	23,893
Stockholder’s equity, GAAP basis	$930,647	$994,901

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2013	2012	2011
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$42,155	$33,674	$25,294
Deferred policy acquisition costs, net of amortization	(4,593)	(3,099)	(1,854)
Deferred sales inducements, net of amortization	(1,104)	(541)	(311)
Adjustments to customer deposits	445	(16)	(13,394)
Adjustments to invested asset carrying values at acquisition date	(3,289)	411	(3,483)
Amortization of value of insurance in force	(3,513)	(4,078)	(3,979)
Amortization of interest maintenance reserve	(960)	4,483	(1,645)
Adjustments for realized investment gains/losses	(2,411)	(2,976)	2,772
Adjustments for federal income tax expense	2,856	(2,193)	8,797
Investment in subsidiary	27,238	32,585	16,529
Income from MODCO reinsurance treaty	(3,742)	(2,165)	4,310
Other	—	(1,596)	—
Net income (loss), GAAP basis	$53,082	$54,489	$33,036

Other significant statutory accounting practices follow.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Securities Lending

At December 31, 2013, the Company has loaned $67.1 million and $58.4 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2012, the Company had loaned $90.2 million and $36.1 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company non-admits that portion of the loaned security. At December 31, 2013 and 2012, the Company did not non-admit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2013 and 2012, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2013, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2013, the fair value of the total collateral is $128.2 million, $117.9 million of which is managed by an affiliated agent and $10.3 million of

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

which is managed by an unaffiliated agent. At December 31, 2012, the fair value of the total collateral was $138.3 million, $123.0 million of which was managed by an affiliated agent and $15.3 million of which was managed by an unaffiliated agent.

The aggregate collateral broken out by maturity date is as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 Days or less	65,343	65,342
31 to 60 Days	16,994	16,994
61 to 90 Days	9,802	9,806
91 to 120 Days	658	658
121 to 180 Days	—	—
181 to 365 Days	5,736	5,736
1 to 2 Years	—	—
2 to 3 Years	—	—
Greater Than 3 Years	29,691	29,694
Total Collateral	$128,224	$128,230

At December 31, 2013, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $128.3 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $59.6 million and $39.5 million at December 31, 2013 and 2012, respectively.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2013 financial statement presentation.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2014.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$26,382	$62	$(1,021)	$25,423
Debt securities issued by states of the U.S. and political subdivisions of the states	32,219	733	(714)	32,238
Corporate securities	1,702,687	141,367	(10,174)	1,833,880
Commercial mortgage-backed securities	203,159	7,960	(1,266)	209,853
Residential mortgage-backed securities	328,640	20,494	(11,167)	337,967
Asset-backed securities	240,845	6,834	(3,445)	244,234
Total	$2,533,932	$177,450	$(27,787)	$2,683,595

At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$39,193	$182	$(353)	$39,022
Debt securities issued by states of the U.S. and political subdivisions of the states	38,167	3,668	—	41,835
Corporate securities	1,679,004	237,151	(1,243)	1,914,912
Commercial mortgage-backed securities	199,433	17,429	(39)	216,823
Residential mortgage-backed securities	365,413	25,307	(6,596)	384,124
Asset-backed securities	241,775	11,860	(5,790)	247,845
Total	$2,562,985	$295,597	$(14,021)	$2,844,561

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $248.5 million and $282.5 million, respectively, with an aggregate fair value of $261.2 million and $296.2 million, respectively. Such holdings amount to 9.8% and 11.0%, respectively, of the Company’s investments in debt securities and 4.1% and 4.7%, respectively, of the Company’s total admitted assets as of December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investment in common stocks and unaffiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$132,953	$73,010	$(2,052)	$203,911
Common stocks, mutual funds	2,166	127	—	2,293
Common stocks, subsidiary	228,982	91,993	—	320,975
	$364,101	$165,130	$(2,052)	$527,179

At December 31, 2012:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$128,460	$46,441	$(4,363)	$170,538
Common stocks, mutual funds	1,470	30	—	1,500
Common stocks, subsidiary	228,981	72,701	—	301,682
	$358,911	$119,172	$(4,363)	$473,720

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(52)	$5,924	$(969)	$3,965
Debt securities issued by states of the U.S. and political subdivisions of the states	(714)	15,511	—	—
Corporate securities	(9,593)	258,504	(581)	9,962
Commercial mortgage-backed securities(1)	(1,266)	43,900	—	74
Residential mortgage-backed securities(1)	(7,221)	103,649	(3,946)	37,724
Asset-backed securities(1)	(2,994)	72,778	(451)	1,904
Total	$(21,840)	$500,266	$(5,947)	$53,629

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,941)	$20,159	$(111)	$332

(1)Amounts relate to securities subject to SSAP 43R.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(353)	$24,453	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(506)	36,825	(737)	22,738
Commercial mortgage-backed securities(1)	(39)	5,675	—	—
Residential mortgage-backed securities(1)	(899)	37,534	(5,697)	47,630
Asset-backed securities(1)	(23)	8,444	(5,767)	53,965
Total	$(1,820)	$112,931	$(12,201)	$124,333
Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(3,213)	$27,978	$(1,150)	$3,627

(1)Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2013 and 2012, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 4.9% and 6.4% of the carrying value of these securities at December 31, 2013 and 2012, respectively. At December 31, 2013, there were a total of

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

362 securities held that are considered temporarily impaired, 39 of which have been impaired for 12 months or longer. At December 31, 2012, there were a total of 173 securities held that are considered temporarily impaired, 50 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $6.3 million, $6.5 million, and $10.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The following is a list of each loan-backed security held at December 31, 2013 with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2013, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2013:

05949CNH5	$741	$732	$9	$732	$731	12/31/2013
05951FAG9	622	596	26	596	517	12/31/2013
12628KAF9	1,017	976	41	976	753	12/31/2013
12667G7H0	1,366	1,364	2	1,364	1,306	12/31/2013
12668ANW1	1,062	1,053	9	1,053	1,024	12/31/2013
126694JX7	777	766	11	766	760	12/31/2013
251510FX6	489	482	7	482	434	12/31/2013
32051GSD8	1,212	1,184	28	1,184	1,140	12/31/2013
3622MPAP3	722	715	7	715	278	12/31/2013
46628SAJ2	2,507	2,460	47	2,460	2,226	12/31/2013
52522HAN2	1,307	1,155	152	1,155	1,089	12/31/2013
52523KAJ3	1,336	1,332	4	1,332	1,032	12/31/2013
52524MAV1	695	667	28	667	473	12/31/2013
61749EAF4	1,092	1,052	40	1,052	979	12/31/2013
61752RAJ1	1,981	1,964	17	1,964	1,706	12/31/2013

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2012 (continued):

75970JAD8	$1,031	$1,013	$18	$1,013	$880	12/31/2013
75970JAJ5	1,430	1,377	53	1,377	1,152	12/31/2013
759950GV4	3,270	3,204	66	3,204	2,594	12/31/2013
76111XZU0	1,244	1,137	107	1,137	1,111	12/31/2013
90342NAM9	22,500	18,944	3,556	18,944	18,945	12/31/2013
93935BAH3	1,469	1,406	63	1,406	1,287	12/31/2013
94983LAY3	3,759	3,634	125	3,634	3,549	12/31/2013
126694JX7	921	834	87	834	829	9/30/2013
52523KAJ3	1,423	1,348	75	1,348	890	9/30/2013
86359DSR9	3,231	3,164	67	3,164	3,164	9/30/2013
12667GXD0	2,767	2,629	138	2,629	2,503	6/30/2013
32051GSD8	1,384	1,353	31	1,353	1,293	6/30/2013
576434RW6	4,301	4,089	212	4,089	2,539	6/30/2013
Total	XXX	XXX	$5,026	XXX	XXX

The Company recognized other-than-temporary impairments in the reporting period of $3.6 million on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2013, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$194,264	$196,250
After one through five	508,078	559,383
After five through ten	574,814	595,308
After ten	484,132	540,600
Mortgage-backed securities/asset-backed securities	772,644	792,054
Total	$2,533,932	$2,683,595

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2013, 2012 and 2011 were $331.8 million, $336.6 million, and $317.3 million; gross gains of $3.9 million, $6.1 million, and $3.8 million; and gross losses of $8.1 million, $5.3 million, and $0.6 million were realized on those sales, respectively.

Proceeds from the sales of investments in equity securities during 2013, 2012 and 2011 were $133.9 million, $64.5 million, and $110.9 million; gross gains of $30.4 million, $13.1 million, and $25.8 million; and gross losses of $5.9 million, $5.8 million, and $8.1 million were realized on those sales, respectively.

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Realized capital gains (losses)	$18,816	$2,530	$11,251
Less amount transferred to IMR (net of related taxes (benefits) of ($1,075) in 2013, $545 in 2012, and of $1,563 in 2011)	(1,995)	1,012	2,903
Less federal income tax expense (benefit) on realized capital gains (losses)	4,328	747	10,213
Net realized capital gains (losses)	$16,483	$771	$(1,865)

Net investment income consisted of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Debt securities	$130,361	$131,680	$133,988
Equity securities	2,937	2,768	1,172
Mortgage loans	2,724	2,651	3,422
Policy loans	8,599	9,209	9,383
Cash, cash equivalents and short-term investments	175	475	442
Derivative instruments	—	2	2
Other invested assets	5,643	1,952	1,897
Other	453	775	660
Gross investment income	150,892	149,512	150,966
Investment expenses	2,670	2,380	2,493
Net investment income	$148,222	$147,132	$148,473

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2013, 67.7% of such mortgages, or $29.0 million, involved properties located in California and Florida. Such investments consist primarily of first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $9.7 million. During 2013, the respective maximum and minimum lending rates for mortgage loans issued were 10.0% and 10.0%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2013, the Company did not reduce interest rates on any outstanding mortgages.

Information related to the Company’s derivative instruments and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2013	2012
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$—	$—
Gross amounts offset	—	—
Net amount of assets	$—	$—

Derivative liabilities:
Gross amount of recognized liabilities	$(461)	$(49)
Gross amounts offset	—	—
Net amount of liabilities	$(461)	$(49)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

qualifications, control environment, analysis of asset-class specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013
Assets:
Bonds, industrial and misc.	$55	$—	$55	$—
Residential mortgage-backed securities	3,406	—	3,406	—
Common stocks, unaffiliated	203,911	203,911	—	—
Common stocks, mutual funds	2,293	2,293	—	—
Separate account assets*	684,401	681,752	2,649	—
Total assets	$894,066	$887,956	$6,110	$—

Liabilities:
Derivative liabilities	$(461)	$—	$(461)	$—

At December 31, 2012
Assets:
Commercial mortgage-backed securities	$24	$—	$—	$24
Residential mortgage-backed securities	13,791	—	13,791	—
Common stocks, unaffiliated	170,538	170,538	—	—
Common stocks, mutual funds	1,500	1,500	—	—
Separate account assets*	586,153	580,860	5,293	—
Total assets	$772,006	$752,898	$19,084	$24

Liabilities:
Derivative liabilities	$(49)	$—	$—	$(49)

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Beginning
	Asset	Total Realized/		Purchases,			Ending Asset
	(Liability)	Unrealized Gains		Sales,			(Liability)
	as of	(Losses) Included in:		Issuances	Transfers	Transfers	as of
	January 1,	Net		and	Into	Out of	December 31,
	2013	Income	Surplus	Settlements	Level 3*	Level 3*	2013
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$24	$—	$—	$—	$—	$(24)	$—
Total assets	$24	$—	$—	$—	$—	$(24)	$—

Liabilities:
Derivative liabilities	$(49)	$—	$—	$—	$—	$49	$—

*     Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning
	Asset	Total Realized/		Purchases,			Ending Asset
	(Liability)	Unrealized Gains		Sales,			(Liability)
	as of	(Losses) Included in:		Issuances	Transfers	Transfers	as of
	January 1,	Net		and	Into	Out of	December 31,
	2012	Income	Surplus	Settlements	Level 3*	Level 3*	2012
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$27	$—	$10	$(13)	$—	$—	$24
Residential mortgage-backed securities	8,238	(1,089)	605	(1,268)	—	(6,486)	—
Separate account assets	6,026	1,255	—	(1,163)	—	(6,118)	—
Total assets	$14,291	$166	$615	$(2,444)	$—	$(12,604)	$24

Liabilities:
Derivative liabilities	$(137)	$385	$(95)	$(202)	$—	$—	$(49)

*     Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Commercial mortgage-backed securities	$—	$—	$—	$(13)	$(13)
Residential mortgage-backed securities	—	—	—	(1,268)	(1,268)
Separate account assets	—	—	—	(1,163)	(1,163)
Derivative liabilities	—	(964)	—	762	(202)
Total	$—	$(964)	$—	$(1,682)	$(2,646)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012.

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,533,932	$2,683,595	$6,949	$2,436,985	$239,661
Common stock:
Unaffiliated	203,911	203,911	203,911	—	—
Mutual funds	2,293	2,293	2,293	—	—
Mortgage loans	42,754	45,946	—	—	45,946
Cash, cash equivalents and short-term investments	103,767	103,767	103,767	—	—
Other invested assets, surplus notes	6,110	7,165	—	7,165	—
Securities lending reinvested collateral assets	10,335	10,335	10,335	—	—
Separate account assets	2,560,538	2,653,531	694,493	1,793,861	165,177

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,255,412	$1,340,958	$—	$—	$1,340,958
Derivative liabilities	461	461	—	461	—
Securities lending liability	68,707	68,707	—	—	68,707
Separate account liabilities*	1,853,930	2,074,456	—	—	2,074,456

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

	December 31, 2012
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,562,985	$2,844,562	$29,691	$2,561,433	$253,438
Common stock:
Unaffiliated	170,538	170,538	170,538	—	—
Mutual funds	1,500	1,500	1,500	—	—
Preferred stock	—	—	—	—	—
Mortgage loans	43,730	49,324	—	—	49,324
Cash, cash equivalents and short-term investments	61,235	61,235	61,235	—	—
Other invested assets, surplus notes	6,111	7,723	—	7,723	—
Securities lending reinvested collateral assets	15,086	15,321	15,321	—	—
Separate account assets	2,553,104	2,729,508	589,783	1,988,445	151,280

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,293,082	$1,478,372	$—	$—	$1,478,372
Derivative liabilities	49	49	—	—	49
Securities lending liability	89,827	89,827	—	—	89,827
Separate account liabilities*	1,922,662	2,156,780	—	—	2,156,780

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

4. Related-Party Transactions

The Company did not have any amounts receivable from parent, subsidiaries and affiliates as of December 31, 2013 or 2012. The Company had $2.4 million and $9.6 million payable to parent, subsidiaries and affiliates as of December 31, 2013 and 2012, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company paid no dividends during 2013, 2012 and 2011.

The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for a further description.

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Direct premiums	$252,750	$307,072	$355,884
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	102	109	120
Ceded premiums:
Affiliates	(2,567)	(4,523)	(3,292)
Nonaffiliates	(497)	(485)	(520)
Net premiums	$249,788	$302,173	$352,192

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Benefits paid or provided:
Affiliates	$76,633	$113,651	$127,852
Nonaffiliates	1,805	1,313	2,578
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	7,486	8,436	9,822
Amounts receivable on reinsurance contracts:
Affiliates	12,467	11,226	12,071
Nonaffiliates	405	628	251

In 2013, 2012 and 2011, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2013, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2013, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2013, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2013, if all reinsurance agreements were cancelled.

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $6.1 million and $3.7 million at December 31, 2013 and 2012, respectively. The tax years of 2013, 2012, 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2013, in the event of future net losses is $16.4 million, $10.3 million, and $19.0 million from 2013, 2012 and 2011, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2013 (in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$54,643	$716	$55,359
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	54,643	716	55,359
(d)	Deferred tax assets nonadmitted	7,544	—	7,544
(e)	Subtotal net admitted deferred tax assets (c – d)	47,099	716	47,815
(f)	Deferred tax liabilities	8,980	25,798	34,778
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$38,119	$(25,082)	$13,037

		12/31/2012 (in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$58,814	$6,035	$64,849
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	58,814	6,035	64,849
(d)	Deferred tax assets nonadmitted	12,915	—	12,915
(e)	Subtotal net admitted deferred tax assets (c – d)	45,899	6,035	51,934
(f)	Deferred tax liabilities	10,286	18,767	29,053
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$35,613	$(12,732)	$22,881

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			Change (in thousands)
			(7)	(8)	(9)
			(Col 1-4)	(Col 2-5)	(Col 7+8)
Change:			Ordinary	Capital	Total

(a)	Gross deferred tax assets		$(4,171)	$(5,319)	$(9,490)
(b)	Statutory valuation allowance adjustments		—	—	—
(c)	Adjusted gross deferred tax assets (a – b)		(4,171)	(5,319)	(9,490)
(d)	Deferred tax assets nonadmitted		(5,371)	—	(5,371)
(e)	Subtotal net admitted deferred tax assets (c – d)		1,200	(5,319)	(4,119)
(f)	Deferred tax liabilities		(1,306)	7,031	5,725
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)		$2,506	$(12,350)	$(9,844)

			12/31/2013 (in thousands)
					(3)
			(1)	(2)	(Col 1+2)
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$12,710	$327	$13,037
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	98,287
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		34,389	389	34,778
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$47,099	$716	$47,815

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			12/31/2012 (in thousands)
					(6)
			(4)	(5)	(Col 4+5)
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$16,846	$6,035	$22,881
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	86,791
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		29,053	—	29,053
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$45,899	$6,035	$51,934

			Change (in thousands)
			(7)	(8)	(9)
			(Col 1-4)	(Col 2-5)	(Col 7+8)
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$(4,136)	$(5,708)	$(9,844)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	11,496
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		5,336	389	5,725
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) +2(b) + (c))		$1,200	$(5,319)	$(4,119)

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2013	2012
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	980%	852%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$80,825	$86,791

		12/31/2013
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$54,643	$716
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	5.42%	0.59%
(c)	Net admitted adjusted gross DTAs amount	$47,099	$716
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	6.27%	0.68%

		12/31/2012
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$58,814	$6,035
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	4.63%	9.31%
(c)	Net admitted adjusted gross DTAs amount	$45,899	$6,035
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	5.78%	11.62%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$(4,171)	$(5,319)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.79%	(8.72)%
(c)	Net admitted adjusted gross DTAs amount	$1,200	$(5,319)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.49%	(10.94)%

42

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

				12/31/2013	12/31/2012	12/31/2011
					(in thousands)
(1)	Current income tax

	(a)	Federal		$11,635	$10,734	$7,508
	(b)	Foreign		18	29	—
	(c)	Subtotal		11,653	10,763	7,508
	(d)	Federal income tax on net capital gains		4,328	747	10,213
	(e)	Utilization of capital loss carryforwards		—	—	—
	(f)	Other		(2,173)	(3,885)	113
	(g)	Federal and foreign income taxes incurred		$13,808	$7,625	$17,834

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2013	12/31/2012	Change
					(in thousands)
(2)	Deferred tax assets

	(a)	Ordinary:
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	43,132	43,564	(432)
		(4)	Investments	4,403	7,039	(2,636)
		(5)	Deferred acquisition costs	6,937	7,663	(726)
		(6)	Policyholder dividends accrual	—	—	—
		(7)	Fixed assets	—	—	—
		(8)	Compensation and benefits accrual	—	—	—
		(9)	Pension accrual	—	—	—
		(10)	Receivables – nonadmitted	—	—	—
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	171	548	(377)
		(14)	Subtotal	54,643	58,814	(4,171)
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		7,544	12,915	(5,371)
	(d)	Admitted ordinary deferred tax assets (2a14 – 2b – 2c)		47,099	45,899	1,200
	(e)	Capital:
		(1)	Investments	716	6,035	(5,319)
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
		(5)	Subtotal	716	6,035	(5,319)
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e5 – 2f – 2g)		716	6,035	(5,319)
	(i)	Admitted deferred tax assets (2d + 2h)		$47,815	$51,934	$(4,119)

43

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2013	12/31/2012	Change
					(in thousands)
(3)	Deferred tax liabilities

	(a)	Ordinary:
		(1)	Investments	$7,072	$7,986	$(914)
		(2)	Fixed assets	—	—	—
		(3)	Deferred and uncollected premium	—	—	—
		(4)	Policyholder reserves	1,824	2,255	(431)
		(5)	Other	84	45	39
		(6)	Subtotal	8,980	10,286	(1,306)
	(b)	Capital:
		(1)	Investments	25,798	18,767	7,031
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
		(4)	Subtotal	25,798	18,767	7,031
	(c)	Deferred tax liabilities (3a6 + 3b4)		$34,778	$29,053	$5,725

(4)	Net deferred tax assets (liabilities) (2i — 3c)			$13,037	$22,881	$(9,844)

Among the more significant book to tax adjustments were the following:

	12/31/2013	Effective Tax Rate	12/31/2012	Effective Tax Rate	12/31/2011	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)
Provision computed at statutory rate	$12,303	35.00%	$13,923	35.00%	$12,173	35.00%
Dividend received deduction	(366)	(1.04)	(1,024)	(2.57)	(770)	(2.22)
Tax credits	(1,472)	(4.19)	(2,610)	(6.56)	(64)	(0.18)
Other	568	1.62	3,304	8.30	500	1.44
Total statutory income taxes	$11,033	31.39%	$13,593	34.17%	$11,839	34.04%

Federal and foreign income taxes incurred	$9,480	26.97%	$6,878	17.29%	$7,621	21.91%
Change in net deferred income taxes*	1,553	4.42	6,715	16.88	4,218	12.13
Total statutory income taxes	$11,033	31.39%	$13,593	34.17%	$11,839	34.04%

*     Excludes change in net deferred income taxes on realized gains/losses of $2,257, $139 and $(6,275) for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013, the Company had $0 of operating loss carryforwards and $0 of deferred tax liabilities that are not recognized.

As of December 31, 2013 and 2012, the Company had a balance of $1.7 million and $1.7 million, respectively, in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

44

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2013 and 2012, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $51.9 million in 2014 without seeking prior regulatory approval based on capital and surplus of $668.0 million and earned surplus of $51.9 million at December 31, 2013.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits and other allegedly abandoned funds. The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators. The amount of loss that the Company will ultimately recognize as a result of these audits cannot be reasonably estimated.

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders. The examination activity may result in (but is not necessarily

45

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions. The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2013, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2013, the Company has future commitments to provide additional capital contributions of $48.0 million to private equity joint ventures, limited partnerships and limited liability companies, excluding those related to Low Income Housing Tax Credit properties.

At December 31, 2013, the Company has future commitments to provide additional capital contributions of $5.5 million to joint ventures, limited partnerships and limited liability companies in Low Income Housing Tax Credit properties.

46

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2013, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(763)	$1,378,158	$—	$1,377,395	28.2%
At book value less current surrender charge of 5% or more	332,922	475,773	—	808,695	16.6
At fair value	—	—	660,988	660,988	13.6
Total with adjustment or at market value	332,159	1,853,931	660,988	2,847,078	58.4
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	635,457	—	—	635,457	13.0
Not subject to discretionary withdrawal	1,393,479	—	—	1,393,479	28.6
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,361,095	1,853,931	660,988	4,876,014	100.0%
Less reinsurance ceded	7,230	—	—	7,230
Net annuity reserves and deposit-type contract liabilities	$2,353,865	$1,853,931	$660,988	$4,868,784

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

47

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts consist of non-indexed, guaranteed rate options that include a market value adjustment and systematic transfer options. The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products. The guaranteed rate and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted periodically to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide a guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit.

As of December 31, 2013, the Company’s general account had a maximum guarantee for separate account liabilities of $13.1 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $1.2 million, $0.9 million, $0.4 million, and $0.4 million in 2013, 2012, 2011, and 2010 respectively. The Company’s general account paid $0.1 million, $0.9 million, $0.6 million, and $1.6 million towards separate account guarantees in 2013, 2012, 2011, and 2010 respectively.

48

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2013, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$80,292	$5,446	$75,797	$161,535

Reserves for separate accounts with assets at:
Fair value	$—	$—	$669,347	$669,347
Amortized cost	1,298,699	555,232	—	1,853,931
Total reserves	$1,298,699	$555,232	$669,347	$2,523,278

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,063,935	$314,223	$—	$1,378,158
At book value without fair value adjustment and with current surrender charge of 5% or more	234,764	241,009	—	475,773
At fair value	—	—	669,347	669,347
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,298,699	555,232	669,347	2,523,278
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,298,699	$555,232	$669,347	$2,523,278

49

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2013, is presented below:

2013
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$165,776
Transfers from separate accounts	325,851
Net transfers to (from) separate accounts	(160,075)

Reconciling adjustments:
Policy deductions and other expenses	813
Other changes in surplus in Separate Account Statement	2,471
Other account adjustments	(193)
Transfers as reported in the Summary of Operations of the Company	$(156,984)

50

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2013

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$33,220	$33,328	$33,220
States, municipalities and political subdivisions	377,043	379,415	377,043
Foreign governments	63,835	64,791	63,835
All other corporate bonds	2,059,834	2,206,061	2,059,834
Total fixed maturities	2,533,932	2,683,595	2,533,932

Equity securities
Common stocks:
Industrial, miscellaneous and all other	135,119	206,204	206,204

Mortgage loans on real estate	42,754		42,754
Policy loans	116,464		116,464
Other long-term investments	64,441		64,441
Cash, cash equivalents and short-term investments	114,102		114,102
Total investments	$3,006,812		$3,077,897

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

51

Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2013
Individual life	$264,361	$—	$3	$7,389	$20,861	$14,779	$427
Individual health	—	—	—	—	—	—	—	$—
Group life and health	13,291	—	—	—	909	329	5	—
Annuity	2,029,840	—	97	249,300	119,996	411,519	12,779
Corporate and other	—	—	—	—	6,456	—	12,762
	$2,307,492	$—	$100	$256,689	$148,222	$426,627	$25,973

Year ended December 31, 2012
Individual life	$265,408	$—	$4	$6,382	$26,498	$11,932	$1,005
Individual health	—	—	—	—	—	—	—	$—
Group life and health	13,149	—	—	—	735	(484)	49	—
Annuity	2,043,194	—	105	301,712	119,899	445,730	14,369
Corporate and other	—	—	—	—	—	—	—
	$2,321,751	$—	$109	$308,094	$147,132	$457,178	$15,423

Year ended December 31, 2011
Individual life	$272,880	$—	$4	$4,521	$27,148	$16,079	$1,196
Individual health	—	—	—	—	—	—	—	$—
Group life and health	14,659	—	—	—	845	(439)	58	—
Annuity	1,977,557	—	127	351,698	120,480	428,157	17,030
Corporate and other	—	—	—	—	—	—	—
	$2,265,096	$—	$131	$356,219	$148,473	$443,797	$18,284

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

52

Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2013
Life insurance in force	$418,468	$209,970	$25,317	$233,815	11%
Premiums:
Individual life	$7,624	$337	$102	$7,389	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	252,027	2,727	—	249,300	0%
	$259,651	$3,064	$102	$256,689	0%

Year ended December 31, 2012
Life insurance in force	$438,389	$219,350	$26,804	$245,843	11%
Premiums:
Individual life	$6,651	$378	$109	$6,382	2%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	306,342	4,630	—	301,712	0%
	$312,993	$5,008	$109	$308,094	0%

Year ended December 31, 2011
Life insurance in force	$465,010	$232,764	$28,756	$261,002	11%
Premiums:
Individual life	$4,806	$405	$120	$4,521	3%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	355,105	3,407	—	351,698	0%
	$359,911	$3,812	$120	$356,219	0%

53

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2013, 2012 and 2011
With Report of Independent Registered Public
Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2013, 2012 and 2011

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the statutory-basis financial statements, the Company changed its method of accounting for pensions and for postretirement benefits other than pensions as a result of the adoptions of Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, A Replacement of SSAP No. 89” and Statement of Statutory Accounting Principles No. 92, “Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14.” both effective January 1, 2013 .  Our opinion is not modified with respect to this matter.

/s/ Eunst & Young LLP

April 25, 2014

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,220,000	$3,385,055
Preferred and common stocks	1,576,554	1,127,726
Investments in common stocks of subsidiaries	2,095,469	1,840,188
Mortgage loans	17,821	31,793
Policy loans	174,288	175,190
Real estate:
Properties held for the production of income	3,269	3,249
Properties occupied by the Company	27,274	27,386
Properties held for sale	—	424
Cash, cash equivalents and short-term investments	225,014	118,438
Receivable for securities	1,823	3,386
Derivatives	36,960	—
Securities lending reinvested collateral assets	24,147	21,522
Other invested assets	910,242	808,022
Total cash and invested assets	8,312,861	7,542,379

Investment income due and accrued	43,430	42,407
Premiums deferred and uncollected	53,076	53,800
Current federal income taxes recoverable	5,658	15,082
Net deferred income tax asset	—	75,635
Receivables from parent, subsidiaries and affiliates	19,302	52,897
Other admitted assets	20,425	24,974
Separate account assets	950,530	805,137
Total admitted assets	$9,405,282	$8,612,311

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,648,765	$2,640,979
Accident and health reserves	221,970	217,500
Liability for deposit-type contracts	243,598	254,300
Policy and contract claims	70,762	64,242
Dividends payable to policyholders	41,418	41,007
Premiums received in advance	5,236	4,778
Total policy and contract liabilities	3,231,749	3,222,806

General expense due and accrued	20,494	11,104
Net deferred income tax liability	41,645	—
Transfer to (from) separate accounts due and accrued, net	(896)	—
Asset valuation reserve	312,001	237,904
Interest maintenance reserve	37,788	40,426
Other liabilities	199,577	228,715
Liability for postretirement benefits other than pensions	199,500	229,366
Derivatives	10,607	1,098
Payable for securities lending	191,276	107,218
Separate account liabilities	950,530	805,137
Total liabilities	5,194,271	4,883,774

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,155,008	3,672,534
Total capital and surplus	4,211,011	3,728,537
Total liabilities and capital and surplus	$9,405,282	$8,612,311

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$266,831	$279,169	$280,357
Net investment income	322,805	279,174	442,613
Considerations for supplementary contracts with life contingencies	26	—	12
Amortization of the interest maintenance reserve	3,051	3,269	3,417
Commissions and expenses on reinsurance ceded	248	272	298
Other revenues	4,967	1,413	147
Total premiums and other revenues	597,928	563,297	726,844

Benefits paid or provided:
Death benefits	178,356	155,765	138,254
Annuity benefits	93,837	97,039	94,425
Disability and accident and health benefits	19,492	23,705	22,093
Surrender benefits	81,891	113,907	130,229
Payments on supplementary contracts with life contingencies	650	702	735
Other benefits	15,627	6,632	6,285
Increase in policy reserves and other policyholders’ funds	21,663	27,356	22,050
Total benefits paid or provided	411,516	425,106	414,071

Insurance expenses and other deductions:
Commissions	29,110	31,636	34,390
Commissions and expenses on reinsurance assumed	1,700	1,814	1,949
General expenses	124,880	148,016	156,339
Net transfers to (from) separate account	(49,709)	(47,129)	(44,507)
Reserve adjustments on reinsurance assumed	(71,897)	(108,494)	(130,363)
Other deductions	80,477	54,690	27,503
Total insurance expenses and other deductions	114,561	80,533	45,311

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	71,851	57,658	267,462

Dividends to policyholders	58,404	58,121	58,191
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	13,447	(463)	209,271
Federal income tax expense (benefit), excluding tax on capital gains	20,887	22,591	(13,506)
Gain (loss) from operations before net realized capital gains (losses)	(7,440)	(23,054)	222,777
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	98,014	34,212	53,829
Net income (loss)	$90,574	$11,158	$276,606

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2011	$1,000	$25,003	$3,507,603	$3,533,606
Net income (loss)	—	—	276,606	276,606
Change in net deferred income tax	—	—	(16,716)	(16,716)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(34,487))	—	—	(145,894)	(145,894)
Net change in nonadmitted assets and related items	—	—	(27,272)	(27,272)
Change in asset valuation reserve	—	—	2,290	2,290
Dividends to stockholders	—	—	(52,000)	(52,000)
Change in additional minimum pension liability, net of tax	—	—	(31,947)	(31,947)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	15,884	15,884
Balance, December 31, 2011	1,000	25,003	3,528,554	3,554,557
Net income (loss)	—	—	11,158	11,158
Change in net deferred income tax	—	—	39,815	39,815
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $34,354)	—	—	141,406	141,406
Net change in nonadmitted assets and related items	—	—	16,338	16,338
Change in asset valuation reserve	—	—	(28,278)	(28,278)
Change in additional minimum pension liability, net of tax	—	—	(36,459)	(36,459)
Capital contribution	—	30,000	—	30,000
Balance, December 31, 2012	1,000	55,003	3,672,534	3,728,537
Net income (loss)	—	—	90,574	90,574
Change in net deferred income tax	—	—	37,817	37,817
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $93,360)	—	—	389,294	389,294
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	5,731	5,731
Net change in nonadmitted assets and related items	—	—	396,890	396,890
Change in asset valuation reserve	—	—	(74,097)	(74,097)
Cumulative effect of changes in accounting principles	—	—	10,272	10,272
Dividends to stockholders	—	—	(50,000)	(50,000)
Change in penison liability from adoption of SSAP 102	—	—	(428,390)	(428,390)
Change in unrecognized post retirement benefit obligation			104,383	104,383
Capital contribution	—	—		—
Balance, December 31, 2013	$1,000	$55,003	$4,155,008	$4,211,011

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$273,414	$276,802	$281,647
Net investment income received	299,503	283,237	446,308
Benefits paid	(400,130)	(266,879)	(353,438)
Net transfers from (to) separate accounts	48,813	47,129	44,507
Commissions and expense paid	(69,361)	(170,542)	(142,431)
Dividends paid to policyholders	(57,993)	(58,206)	(58,303)
Federal income taxes recovered (paid)	(51,664)	(62,946)	22,074
Other, net	5,214	203	(5,160)
Net cash from (for) operations	47,796	48,798	235,204

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	755,524	1,015,903	833,469
Preferred and common stocks	884,423	423,749	335,578
Mortgage loans	13,972	5,832	1,794
Real estate	—	6,710	55,450
Other invested assets	99,765	117,553	161,358
Net gains (losses) on cash, cash equivalents and short-term investments	9	26	100
Miscellaneous proceeds	11,856	—	2,018
Net proceeds from investments sold, matured or repaid	1,765,549	1,569,773	1,389,767

Cost of investments acquired:
Debt securities	(596,233)	(1,046,066)	(810,740)
Preferred and common stocks	(1,076,369)	(474,934)	(298,299)
Mortgage loans	—	—	(914)
Real estate	(1,015)	(7,459)	(28,063)
Other invested assets	(143,590)	(157,478)	(98,525)
Miscellaneous applications	(8,874)	(5,268)	56
Total cost of investments acquired	(1,826,081)	(1,691,205)	(1,236,485)

Net change in policy and other loans	902	(1,462)	(3,128)
Net cash from (for) investments	(59,630)	(122,894)	150,154

Financing activities
Capital paid in	—	30,000	—
Net deposits on deposit-type contract funds and other insurance liabilities	(10,702)	(428)	1,377
Dividends paid to stockholder	(231)	—	(118,321)
Other cash provided (applied)	129,343	(98,539)	(155,646)
Net cash from (for) financing and miscellaneous sources	118,410	(68,967)	(272,590)

Net change in cash, cash equivalents and short-term investments	106,576	(143,063)	112,768
Cash, cash equivalents and short-term investments:
Beginning of year	118,438	261,501	148,733
End of year	$225,014	$118,438	$261,501

Cash flow information for noncash transactions
Dividends paid to Western & Southern Financial Group, Inc. in the form of common stock	$(49,769)	$—	$(33,679)
Capital contribution to Columbus Life Insurance Company in the form of common stock	$(49,012)	$—	$—
Dividend from Columbus Life Insurance Company in the form of debt securities	$—	$—	$17,479

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 44 states and the District of Columbia. For the year ended December 31, 2013, approximately 63.3% of the gross premiums and annuity considerations for the Company were derived from Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,193.9 million and $2,240.0 million were allocated to the Closed Block as of December 31, 2013 and 2012, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is non-admitted under statutory accounting rules, is included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2013	2012*
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$4,211,011	$3,728,537
Deferred policy acquisition costs	238,194	210,119
Policy reserves	44,733	26,601
Asset valuation and interest maintenance reserves	349,789	278,330
Unrecognized benefit plan adjustments	21,642	(123,328)
Employee benefits	(86,619)	(81,112)
Income taxes	(171,880)	(155,286)
Net unrealized on available-for-sale securities	348,135	583,574
Subsidiary equity	1,174,658	1,517,307
Policyholder dividend obligation	(241,131)	(423,334)
Subsidiary reinsurance recoverable	151,791	147,776
Other, net	40,230	139,856
Stockholder’s equity, GAAP basis	$6,080,553	$5,849,040

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2013	2012*	2011*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$90,574	$11,158	$276,606
Deferred policy acquisition costs	2,482	7,026	1,245
Policy reserves	11,417	2,933	(7,374)
Employee benefits	(2,922)	4,284	2,925
Income taxes	(10,937)	11,882	(16,366)
Interest maintenance reserve	(2,638)	1,676	(1,794)
SAP vs. GAAP subsidiary income	215,250	256,756	179,300
Other invested assets adjustments	35,785	(21,970)	15,223
Investment write-downs	697	341	4,896
Income from subsidiary reinsurance	3,741	2,167	(4,310)
Realized gains and losses	(3,628)	(2,896)	—
Dividends from subsidiaries	—	—	(150,000)
Other, net	43,199	9,320	(28,065)
Net income (loss), GAAP basis	$383,020	$282,677	$272,286

* Effective January 1, 2012, the Company changed its method of accounting for the cost of long duration universal life and traditional life reinsurance contracts. In conjunction with this change, changes were also made to the Company’s accounting policy regarding estimated gross profits/margins and excess reserves established in accordance with SOP 03-1. In addition, it was determined that additional reserves were needed in accordance with SOP 03-1.  The Company’s 2011 and 2012 financial statements have been restated to reflect the change in accounting and correction of an error to each year in order to present comparable financial statement data.

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2013	2012
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	9.9%	10.2%
1941 Standard Industrial, 2-1/2% – 3-1/2%	13.9	14.4
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	23.7	24.5
1980 Commissioners Standard Ordinary, 4% – 6%	38.1	37.6
2001 Commissioners Standard Ordinary, 3-1/2% – 4-1/2%	7.7	6.2
Other, 2-1/2% – 6%	5.0	5.3
	98.3	98.2
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	1.7	1.8
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2013 and 2012, reserves of $24.1 million and $26.3 million, respectively, were recorded on in-force amounts of $1,247.7 million and $1,327.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2013 and 2012. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

At December 31, 2013, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $186.7 million and $61.0 million in the general and separate account, respectively. At December 31, 2012, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $104.5 million and $12.4 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2013 and 2012, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2013 and 2012, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2013, the collateral for all securities on loan could be requested to be returned on demand by the owner. At December 31, 2013, the fair value of the total collateral in the general account was $190.9 million, $166.7 million of which was managed by an affiliated agent and $24.2 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $62.5 million, which was all managed by an unaffiliated agent. At December 31, 2012, the fair value of the total collateral in the general account was $107.2 million, $85.3 million of which was managed by an affiliated agent and $21.8 million of

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $12.7 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	179,997	179,996
31 to 60 days	13,504	13,504
61 to 90 days	12,810	12,813
91 to 120 days	2,568	2,567
121 to 180 days	1,045	1,045
181 to 365 days	7,873	7,874
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	35,600	35,604
Total collateral	$253,397	$253,403

At December 31, 2013, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $253.8 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2013, the Company changed its methodology of reporting the dividend accumulation liability to a policy level basis from an aggregate basis.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded an increase of $5.7 million to surplus through the Change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102). SSAP 102 requires any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to utilize the minimum transition option reflected in paragraph 85 of SSAP 102 which requires the initial transition liability to be the greater of 10% of the calculated surplus impact of $12.3 million, the estimated annual amortization of “unrecognized items” of $48.7 million, and the difference between accumulated benefit obligation and fair value of plan assets of $90.6 million. The minimum transition liability was $90.6 million.

The Company had recorded an additional minimum pension liability at December 31, 2012, of $85.5 million, under the previous guidance for pensions, SSAP 89, Accounting for Pensions, A Replacement of SSAP No. 8.  As a result of the adoption of SSAP 102 requiring a minimum transition liability of $90.6 million, the Company recorded a $5.1 million increase to the pension liability on January 1, 2013, and a $3.3 million decrease to surplus, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. On January 1, 2013, the plan was underfunded by $123.2 million. The amount previously recognized at December 31, 2012, was $85.5 million. The amount recognized at January 1, 2013, was $5.1 million. As a result, the remaining transition liability at adoption was $32.6 million.

Although the Company elected the transition option for surplus deferral, and SSAP 102 allows up to ten years for deferral, the Company must continue to recognize a minimum amount of the transition liability annually. SSAP 102 requires the Company to recognize each year an amount that is at least equal to the estimated annual amortization of the unrecognized items in effect at transition. The Company’s estimated annual amortization of the unrecognized items in effect at

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

transition is $48.7 million.  As a result, the Company anticipated that the remaining $32.6 million surplus impact from the election of the transition deferral in SSAP 102 would be recognized in 2014. However, due to favorable assumption changes at December 31, 2013, the entire amount was recognized in 2013.

As a result of the adoption of SSAP 102, the Company will no longer carry a non-admitted prepaid pension asset on the balance sheet unless the plan assets exceed the plan obligation.  At adoption, this resulted in a net change in non-admitted assets through surplus of $428.4 million which was offset by a change in the pension liability from adoption of SSAP 102 in surplus of $428.4 million at January 1, 2013. Both items are reflected on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The adoption of SSAP 92 increased surplus by $13.6 million, net of tax impact, through the Cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. SSAP 92 requires any underfunded defined benefit amounts, as determined when the accumulated benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to recognize the full impact of SAP 92 immediately upon adoption.  On December 31, 2012, the liability for benefits was $230.1 million. On January 1, 2013, the liability for benefits was $209.3 million. The change was due to a decrease of prior service costs of $4.5 million and a decrease in unrecognized gains of $16.3 million.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2013 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2014.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$78,143	$3,009	$(338)	$80,814
Debt securities issued by states of the U.S. and political subdivisions of the states	42,401	1,244	(1,286)	42,359
Corporate securities	2,176,867	284,031	(12,308)	2,448,590
Commercial mortgage-backed securities	137,534	5,101	(1,011)	141,624
Residential mortgage-backed securities	578,360	18,828	(13,085)	584,103
Asset-backed securities	206,695	5,504	(1,504)	210,695
Total	$3,220,000	$317,717	$(29,532)	$3,508,185

At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$86,011	$4,763	$(29)	$90,745
Debt securities issued by states of the U.S. and political subdivisions of the states	41,045	3,299	—	44,344
Corporate securities	2,173,597	477,446	(1,265)	2,649,778
Commercial mortgage-backed securities	196,936	12,033	(109)	208,860
Residential mortgage-backed securities	701,914	32,214	(12,337)	721,791
Asset-backed securities	185,552	14,209	(1)	199,760
Total	$3,385,055	$543,964	$(13,741)	$3,915,278

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $199.9 million and $276.2 million, respectively, and an aggregate fair value of $203.0 million and $275.2 million, respectively. Such holdings amounted to 6.2% and 8.2%, respectively, of the Company’s investments in debt securities and 2.1% and 3.2%, respectively, of the Company’s total admitted assets as of December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
Preferred stocks	$11,577	$78	$(238)	$11,417

Common stocks, unaffiliated	$953,585	$526,011	$(6,091)	$1,473,505
Common stocks, mutual funds	78,251	13,310	(89)	91,472
Common stocks, subsidiaries	1,524,549	570,920	—	2,095,469
	$2,556,385	$1,110,241	$(6,180)	$3,660,446

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
Preferred stocks	$112	$—	$—	$112

Common stocks, unaffiliated	$737,810	$323,861	$(23,181)	$1,038,490
Common stocks, mutual funds	81,801	8,302	(979)	89,124
Common stocks, subsidiaries	1,474,548	365,640	—	1,840,188
	$2,294,159	$697,803	$(24,160)	$2,967,802

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(338)	$28,884	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,286)	19,391	—	—
Corporate securities	(11,905)	272,696	(403)	3,821
Commercial mortgage-backed securities(1)	(1,009)	31,614	(2)	1,404
Residential mortgage-backed securities(1)	(9,294)	161,979	(3,791)	77,069
Asset-backed securities(1)	(1,504)	57,062	—	—
Total	$(25,336)	$571,626	$(4,196)	$82,294

Preferred stocks	$(238)	$6,129	$—	$—

Common stocks, unaffiliated	$(5,373)	$112,565	$(718)	$18,438
Common stocks, mutual funds	(70)	2,032	(19)	93
Total	$(5,443)	$114,597	$(737)	$18,531

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(29)	$39,913	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(454)	35,367	(811)	11,311
Commercial mortgage-backed securities(1)	(109)	5,008	—	—
Residential mortgage-backed securities(1)	(211)	24,531	(12,126)	142,594
Asset-backed securities(1)	—	—	(1)	3,973
Total	$(803)	$104,819	$(12,938)	$157,878

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(17,684)	$134,545	$(5,497)	$49,522
Common stocks, mutual funds	(540)	11,807	(439)	4,132
Total	$(18,224)	$146,352	$(5,936)	$53,654

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2013 and 2012, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 4.3% and 7.6% of the carrying value of these securities at December 31, 2013 and 2012, respectively. At December 31, 2013, there were a total of 303 securities held that are considered temporarily impaired, 34 of which have been impaired for 12 months or longer. At December 31, 2012, there were a total of 114 securities held that are considered temporarily impaired, 54 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $11.8 million, $28.6 million and $39.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2013 with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2013, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2013:

05949CNH5	$12,599	$12,439	$160	$12,439	$12,430	12/31/2013
12667GAH6	1,875	1,837	38	1,837	1,781	12/31/2013
12668ANW1	1,416	1,404	12	1,404	1,365	12/31/2013
126694JX7	1,553	1,532	21	1,532	1,519	12/31/2013
225470VY6	1,433	1,393	40	1,393	1,335	12/31/2013
32051GRW7	3,027	2,995	32	2,995	2,922	12/31/2013
32051GSD8	1,212	1,184	28	1,184	1,140	12/31/2013
466247ZQ9	10,647	10,518	129	10,518	10,406	12/31/2013
46628SAH6	2,693	2,624	69	2,624	2,443	12/31/2013
46628SAJ2	1,517	1,488	29	1,488	1,347	12/31/2013
52523KAJ3	1,336	1,332	4	1,332	1,032	12/31/2013
61749EAF4	1,789	1,723	66	1,723	1,602	12/31/2013
61754DAH7	9,945	9,194	751	9,194	8,817	12/31/2013
61752RAL6	652	612	40	612	537	12/31/2013
75970JAD8	937	921	16	921	800	12/31/2013
75970JAJ5	1,430	1,377	53	1,377	1,152	12/31/2013
93934FBL5	1,462	1,396	66	1,396	1,339	12/31/2013
126694JX7	1,843	1,667	176	1,667	1,657	9/30/2013
52523KAJ3	1,423	1,348	75	1,348	890	9/30/2013
86359DSR9	808	791	17	791	791	9/30/2013
12667GXD0	4,394	4,175	219	4,175	3,975	6/30/2013
32051GSD8	1,384	1,353	31	1,353	1,293	6/30/2013
466247ZQ9	12,441	12,148	293	12,148	11,625	6/30/2013
Total	XXX	XXX	$2,365	XXX	XXX

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2013, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2013, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$71,311	$71,891
After one through five	490,729	541,551
After five through ten	393,932	410,347
After ten	1,341,439	1,547,974
Mortgage-backed securities/Asset-backed securities	922,589	936,422
Total	$3,220,000	$3,508,185

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2013, 2012 and 2011 were $419.7 million, $711.6 million, and $469.4 million; gross gains of $6.4 million, $10.9 million, and $2.6 million and gross losses of $6.0 million, $3.4 million, and $0.9 million were realized on these sales in 2013, 2012 and 2011, respectively.

Proceeds from the sales of investments in equity securities during 2013, 2012 and 2011 were $268.0 million, $236.4 million, and $283.2 million; gross gains of $83.3 million, $74.7 million, and $103.4 million and gross losses of $2.7 million, $15.2 million, and $7.2 million were realized on these sales in 2013, 2012 and 2011, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Realized capital gains (losses)	$138,589	$58,488	$90,823
Less amount transferred to IMR (net of related taxes (benefits) of $223 in 2013, $2,663 in 2012, and $874 in 2011)	415	4,946	1,623
Less federal income tax expense (benefit) of realized capital gains (losses)	40,160	19,330	35,371
Net realized capital gains (losses)	$98,014	$34,212	$53,829

Net investment income consisted of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Debt securities	$172,870	$182,333	$188,836
Equity securities	47,474	39,832	181,432
Mortgage loans	2,176	3,252	2,678
Real estate	13,345	13,658	13,889
Policy loans	12,302	12,372	11,755
Cash, cash equivalents and short-term investments	356	491	479
Other invested assets	89,225	44,955	62,079
Other	678	482	711
Gross investment income	338,426	297,375	461,859
Investment expenses	15,621	18,201	19,246
Net investment income	$322,805	$279,174	$442,613

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2013, 100.0% of such mortgages, or $17.8 million, involved properties located in Florida, Kentucky, and Ohio. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $11.1 million. During 2013, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

Proceeds from the sales of real estate during 2013, 2012 and 2011 were $0.0 million, $6.7 million, and $55.5 million, respectively. Gross gains of $0.0 million, $0.0 million, and $27.9 million were realized on these sales in 2013, 2012 and 2011, respectively. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. No gross losses were realized on the sales of real estate in 2013, 2012 and 2011.

The Company has entered into an interest rate swap and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds.  The interest rate swap is forward starting and allows the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate.  The swaptions provide the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms.  The derivative instruments are not designated as a hedge for accounting purposes.  These instruments are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the instruments are terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract and a realized gain or loss would be recognized.  The maximum exposure for these instruments at December 31, 2013, was $47.5 million.  The fair value at December 31, 2013, was $31.0 million and the change in fair value was $28.9 million for the year ended 2013.  The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that are based on the credit rating of the counterparty.  Inversely, if the net fair value of the swap is negative, then the Company may be required to post assets instead of using similar thresholds.  At December 31, 2013, $11.4 million cash collateral has been posted by the counterparty.

The Company sells covered call options on equity securities to enhance investment returns.  The Company receives a premium for entering into the transaction and will be required to sell the underlying security if the option is exercised after the equity price reaches a specified level.  The

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

options are designated as income generation transactions and follow the accounting for the underlying equity securities.  The options are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the option expires, the premium is recognized as a realized gain.  The Company can pay to close the transaction, rather than letting the option expire or be exercised, with the net proceeds recognized as a realized gain or loss.  If the option is exercised, the premium received is used to adjust the disposition proceeds and included in the disposed securities’ capital gain or loss.  The change in fair value was $(2.2) million, $0.5 million and $(0.1) million for the years ended December 31, 2013, 2012, and 2011, respectively.

Information related to the Company’s derivative instruments and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2013	2012
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$36,960	$—
Gross amounts offset	—	—
Net amount of assets	$36,960	$—

Derivative liabilities:
Gross amount of recognized liabilities	$(10,607)	$(1,098)
Gross amounts offset	—	—
Net amount of liabilities	$(10,607)	$(1,098)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are call options. The fair value of these instruments is determined through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and interest rate swaps, are determined through the use of third-party pricing services utilizing market observable inputs.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds, private funds that invest primarily in domestic debt securities and private equity investments. The fair values of these assets have been determined utilizing the net asset values of the funds.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013
Assets:
Bonds, industrial and misc.	$2,375	$—	$2,375	$—
Common stocks, unaffiliated	1,473,505	1,473,505	—	—
Common stocks, mutual funds	91,472	91,472	—	—
Derivative assets	36,960	—	36,960	—
Separate account assets	950,530	628,081	252,638	69,811
Total assets	$2,554,842	$2,193,058	$291,973	$69,811

Liabilities:
Derivative liabilities	$(10,607)	$—	$(10,607)	$—

At December 31, 2012
Assets:
Bonds, industrial and misc.	$2,879	$—	$2,879	$—
Residential mortgage-backed securities	964	—	964	—
Preferred stocks, unaffiliated	112	—	—	112
Common stocks, unaffiliated	1,038,490	1,038,490	—	—
Common stocks, mutual funds	89,124	89,124	—	—
Separate account assets	805,137	472,963	257,274	74,900
Total assets	$1,936,706	$1,600,577	$261,117	$75,012

Liabilities:
Derivative liabilities	$(1,098)	$—	$—	$(1,098)

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2013	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2013
	(In Thousands)
Assets:
Preferred stock	$112	$—	$—	$—	$—	$—	$(112)	$—
Separate account assets	74,900	—	—	8,340	(11,432)	—	(1,997)	69,811
Total assets	$75,012	$—	$—	$8,340	$(11,432)	$—	$(2,109)	$69,811

Liabilities:
Derivative liabilities	$(1,098)	$—	$—	$—	$—	$—	$1,098	$—

  *     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$4,513	$—	$—	$(15,945)	$(11,432)
Total	$4,513	$—	$—	$(15,945)	$(11,432)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2012	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2012
	(In Thousands)
Assets:
Residential mortgage-backed securities	$687	$(100)	$505	$—	$(77)	$—	$(1,015)	$—
Preferred stock	—	—	—	—	—	112	—	112
Separate account assets	70,495	—	—	(2,397)	(1,302)	8,172	(68)	74,900
Total assets	$71,182	$(100)	$505	$(2,397)	$(1,379)	$8,284	$(1,083)	$75,012

Liabilities:
Derivative liabilities	$(693)	$3,288	$469	$—	$(4,162)	$—	$—	$(1,098)

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

  *     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Residential mortgage-backed securities	$—	$—	$—	$(77)	$(77)
Separate account assets	10,988	(1,170)	—	(11,120)	(1,302)
Derivative liabilities	—	(21,365)	—	17,203	(4,162)
Total	$10,988	$(22,535)	$—	$6,006	$(5,541)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,220,000	$3,508,185	$33,529	$3,438,871	$35,785
Common stock:
Unaffiliated	1,473,505	1,473,505	1,473,505	—	—
Mutual funds	91,472	91,472	91,472	—	—
Preferred stock	11,577	11,417	—	11,417	—
Mortgage loans	17,821	18,801	—	—	18,801
Cash, cash equivalents and short-term investments	225,014	225,014	225,014	—	—
Other invested assets, surplus notes	7,935	9,261	—	9,261	—
Securities lending reinvested collateral assets	24,147	24,147	24,147	—	—
Derivative assets	36,960	36,960	—	36,960	—
Separate acct. assets	950,530	950,530	628,081	252,637	69,812

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,167	$6,353	$—	$—	$6,353
Derivative liabilities	10,607	10,607	—	10,607	—
Securities lending liability	191,276	191,276	—	—	191,276

	December 31, 2012
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,385,055	$3,915,278	$67,332	$3,823,943	$24,003
Common stock:
Unaffiliated	1,038,490	1,038,490	1,038,490	—	—
Mutual funds	89,124	89,124	89,124	—	—
Preferred stock	112	112	—	—	112
Mortgage loans	31,793	34,056	—	—	34,056
Cash, cash equivalents and short-term investments	118,438	118,438	118,438	—	—
Other invested assets, surplus notes	7,941	10,180	—	10,180	—
Securities lending reinvested collateral assets	21,522	21,815	21,815	—	—
Separate acct. assets	805,137	805,137	472,963	130,136	202,038

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,597	$7,189	$—	$—	$7,189
Derivative liabilities	1,098	1,098	—	—	1,098
Securities lending liability	107,218	107,218	—	—	107,218

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.2 billion at December 31, 2013. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,853,301	$10,221,039
Preferred and common stocks	246,746	164,071
Investment in common stock of subsidiaries	997	968
Mortgage loans	720,752	783,940
Policy loans	41,511	43,563
Real estate, held for the production of income	—	24,356
Cash, cash equivalents and short-term investments	220,873	138,257
Receivable for securities	2,115	3,861
Derivatives	39,843	4,020
Securities lending reinvested collateral assets	17,452	15,645
Other invested assets	187,339	133,473
Total cash and invested assets	12,330,929	11,533,193

Investment income due and accrued	103,514	101,891
Premiums deferred and uncollected	20,376	20,898
Current federal income taxes recoverable	—	39,191
Net deferred income tax asset	—	6,410
Funds withheld under coinsurance agreement	642,247	634,110
Other admitted assets	11,558	12,958
Separate account assets	38,183	39,232
Total admitted assets	$13,146,807	$12,387,883

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,973,439	$9,845,766
Liability for deposit-type contracts	1,350,803	1,038,343
Policy and contract claims	47,744	19,627
Premiums received in advance	527	373
Total policy and contract liabilities	11,372,513	10,904,109

General expense due and accrued	—	5,001
Current federal income taxes payable to parent	19,328	—
Net deferred tax liability	3,552	—
Transfer to (from) separate accounts due and accrued, net	(2,674)	(2,496)
Asset valuation reserve	153,940	127,458
Interest maintenance reserve	10,322	19,309
Other liabilities	63,622	64,395
Derivatives	5,820	—
Payable for securities lending	305,521	205,150
Separate account liabilities	38,183	39,232
Total liabilities	11,970,127	11,362,158

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	382,872	231,917
Total capital and surplus	1,176,680	1,025,725
Total liabilities and capital and surplus	$13,146,807	$12,387,883

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$935,672	$1,553,345	$887,767
Net investment income	546,468	578,146	603,042
Considerations for supplementary contracts with life contingencies	2,290	1,839	3,184
Amortization of the interest maintenance reserve	8,393	7,286	2,536
Fees from management of separate accounts	440	496	588
Other revenues	34,179	9,264	343
Total premiums and other revenues	1,527,442	2,150,376	1,497,460
Benefits paid or provided:
Death benefits	217,785	117,739	87,181
Annuity benefits	255,868	265,100	230,265
Disability and accident and health benefits	2,773	2,834	2,861
Surrender benefits	595,599	558,425	570,448
Payments on supplementary contracts with life contingencies	3,189	3,266	3,322
Other benefits	1,981	1,776	1,829
Increase (decrease) in policy reserves and other policyholders’ funds	138,560	872,336	302,638
Total benefits paid or provided	1,215,755	1,821,476	1,198,544
Insurance expenses and other deductions:
Commissions	49,490	48,703	55,791
Commission and expense allowance on reinsurance assumed	3,104	150,816	—
General expenses	84,721	84,970	73,643
Net transfers to (from) separate accounts	(7,104)	(10,074)	(8,958)
Other deductions	4,477	15,576	12,534
Total insurance expenses and other deductions	134,688	289,991	133,010
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	176,999	38,909	165,906
Federal income tax expense (benefit), excluding tax on capital gains	66,249	(2,399)	41,944
Gain (loss) from operations before net realized capital gains (losses)	110,750	41,308	123,962
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(1,905)	(7,023)	(19,642)
Net income (loss)	$108,845	$34,285	$104,320

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $123.8 million, $79.1 million, and $24.7 million in 2013, 2012 and 2011, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $48.7 million and $164.9 million at December 31, 2013 and 2012, respectively.

At December 31, 2013 and 2012, the Company had $91.5 million and $89.1 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 18, 2013, the Company paid a $50.0 million dividend to its parent, WSFG.  The dividend consisted of $0.2 million in cash and $49.8 in common stocks at fair value.

On December 18, 2013, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The capital contribution consisted of $1.0 million in cash and $49.0 in common stocks at fair value.

On December 21, 2012, the Company received a $30.0 million capital contribution from its parent, WSFG. The capital contribution was in the form of cash.

On December 21, 2012, the Company paid a $30.0 million capital contribution to its subsidiary, WSLAC. The capital contribution was in the form of cash.

On December 19, 2012, the Company received a $1.0 million ordinary distribution from its subsidiary, W&S Operating Holdings, LLC.

On December 9, 2011, the Company paid a $15.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.

On December 9, 2011, the Company paid a $37.0 million ordinary dividend to its parent, WSFG. The dividend consisted of $3.3 million in cash and $33.7 million in common stocks. WSFG contributed the cash and common stock to its subsidiary, Lafayette Life.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company received a $75.0 million ordinary dividend and a $25.0 million extraordinary dividend from its subsidiary, WSLAC, on December 5, 2011 and December 28, 2011, respectively. The dividends were in the form of cash.

The Company received a $26.0 million extraordinary dividend and a $6.5 million extraordinary dividend from its subsidiary, Columbus Life, on December 5, 2011 and December 29, 2011, respectively. The dividends were in the form of cash.

The Company received a $14.7 million extraordinary dividend and a $2.8 million extraordinary dividend from its subsidiary, Columbus Life, on December 20, 2011 and December 28, 2011, respectively. The dividends were in the form of bonds at fair value.

The Company had $44.3 million and $79.5 million receivable from parent, subsidiaries and affiliates as of December 31, 2013 and 2012, respectively.  The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2013 or 2012.  The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $610.4 million and $623.3 million at December 31, 2013 and 2012, respectively.

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.2 million and $1.3 million at December 31, 2013 and 2012, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Direct premiums	$268,200	$278,522	$281,531
Assumed premiums:
Affiliates	3,910	5,957	4,474
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,279)	(5,310)	(5,648)
Net premiums	$266,831	$279,169	$280,357

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	2,582	3,691	2,910
Policy and contract liabilities:
Affiliates	610,407	623,313	639,092
Nonaffiliates	56,392	55,361	52,153
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	93	316	150

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, in 2013, 2012 and 2011, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2013, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2013, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2013, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2013, if all reinsurance agreements were cancelled.

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $33.5 million and $(28.5) million at December 31, 2013 and 2012, respectively. The tax years of 2013, 2012, 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2013, in the event of future net losses is $78.1 million, $39.5 million, and $38.2 million from 2013, 2012 and 2011, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2013 (in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$274,090	$14,287	$288,377
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	274,090	14,287	288,377
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	274,090	14,287	288,377
(f)	Deferred tax liabilities	127,317	202,705	330,022
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$146,773	$(188,418)	$(41,645)

		12/31/2012 (in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$285,182	$27,578	$312,760
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	285,182	27,578	312,760
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	285,182	27,578	312,760
(f)	Deferred tax liabilities	114,432	122,693	237,125
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$170,750	$(95,115)	$75,635

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change (in thousands)
		(7)	(8)	(9)
		(Col 1-4)	(Col 2-5)	(Col 7+8)
Change:		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(11,092)	$(13,291)	$(24,383)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(11,092)	(13,291)	(24,383)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	(11,092)	(13,291)	(24,383)
(f)	Deferred tax liabilities	12,885	80,012	92,897
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(23,977)	$(93,303)	$(117,280)

			12/31/2013 (in thousands)
					(3)
			(1)	(2)	(Col 1+2)
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$34,273	$14,287	$48,560
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	631,325
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		239,817	—	239,817
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$274,090	$14,287	$288,377

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			12/31/2012 (in thousands)
					(3)
			(1)	(2)	(Col 1+2)
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$63,455	$12,500	$75,955
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	539,429
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		221,727	15,078	236,805
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$285,182	$27,578	$312,760

			Change (in thousands)
			(7)	(8)	(9)
			(Col 1-4)	(Col 2-5)	(Col 7+8)
			Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$(29,182)	$1,787	$(27,395)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	91,896
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		18,090	(15,078)	3,012
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$(11,092)	$(13,291)	$(24,383)

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2013	2012
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount.	1,025%	985%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$476,187	$424,835

		12/31/2013
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$274,090	$14,287
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$274,090	$14,287
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		12/31/2012
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$285,182	$27,578
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.02%	4.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$285,182	$27,578
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.02%	4.00%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$(11,092)	$(13,291)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(5.02)%	(4.00)%
(c)	Net Admitted Adjusted Gross DTAs amount	$(11,092)	$(13,291)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(5.02)%	(4.00)%

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2013	12/31/2012	12/31/2011
			(in thousands)
(1)	Current income tax

	(a)	Federal	$38,859	$17,805	$(2,101)
	(b)	Foreign	191	758	365
	(c)	Subtotal	39,050	18,563	(1,736)
	(d)	Federal income tax on net capital gains	40,160	19,330	35,371
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	(18,163)	4,028	(11,770)
	(g)	Federal and foreign income taxes incurred	$61,047	$41,921	$21,865

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2013	12/31/2012	Change
				(in thousands)
(2)	Deferred tax assets

	(a)	Ordinary:
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	73,759	63,152	10,607
		(4)	Investments	—	8,451	(8,451)
		(5)	Deferred acquisition costs	31,301	32,300	(999)
		(6)	Policyholder dividends accrual	9,364	9,383	(19)
		(7)	Fixed assets	1,712	2,266	(554)
		(8)	Compensation and benefits accrual	140,171	122,806	17,365
		(9)	Pension accrual	—	29,963	(29,963)
		(10)	Receivables — nonadmitted	11,879	11,057	822
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	5,904	5,804	100
			(99) Subtotal	274,090	285,182	(11,092)
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)		274,090	285,182	(11,092)
	(e)	Capital:
		(1)	Investments	14,287	27,578	(13,291)
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	14,287	27,578	(13,291)
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99 – 2f – 2g)		14,287	27,578	(13,291)
	(i)	Admitted deferred tax assets (2d + 2h)		$288,377	$312,760	$(24,383)

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2013	12/31/2012	Change
				(in thousands)
(3)	Deferred tax liabilities

	(a)	Ordinary:
		(1)	Investments	$86,547	$83,321	$3,226
		(2)	Fixed assets	4,681	4,713	(32)
		(3)	Deferred and uncollected premium	18,321	18,830	(509)
		(4)	Policyholder reserves	—	—	—
		(5)	(99) Other	17,768	7,568	10,200
			Subtotal	127,317	114,432	12,885
	(b)	Capital:
		(1)	Investments	202,705	122,693	80,012
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	202,705	122,693	80,012
	(c)	Deferred tax liabilities (3a99 + 3b99)		$330,022	$237,125	$92,897

(4)	Net deferred tax assets (liabilities) (2i – 3c)			$(41,645)	$75,635	$(117,280)

Among the more significant book to tax adjustments were the following:

	12/31/2013	Effective Tax Rate	12/31/2012	Effective Tax Rate	12/31/2011	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$4,706	35.00%	$(162)	35.00%	$73,245	35.00%
Dividend received deduction	(3,353)	(24.93)	(5,391)	1,162.78	(56,613)	(27.05)
Tax credits	(2,404)	(17.88)	(1,633)	352.18	(1,621)	(0.77)
Other invested assets and nonadmitted change	(1,545)	(11.49)	(8,310)	1,792.33	1,716	0.82
Post-retirement benefit plans	(7,575)	(56.34)	10,550	(2,275.36)	7,221	3.45
Additional minimum pension liability	—	0.00	(12,761)	2,752.15	(17,202)	(8.22)
STAT contingency reserve	(7,001)	(52.06)	—	0.00	—	0.00
Pension asset	—	0.00	—	0.00	(14,000)	(6.69)
Other	(2,736)	(20.35)	(658)	141.84	(2,609)	(1.25)
Total statutory income taxes	$(19,908)	(148.05)%	$(18,365)	3,960.92%	$(9,863)	(4.71)%

Federal and foreign income taxes incurred	$20,887	155.33%	$22,591	(4,872.31)%	$(13,506)	(6.45)%
Change in net deferred income taxes*	(40,795)	(303.38)	(40,956)	8,833.23	3,643	1.74
Total statutory income taxes	$(19,908)	(148.05)%	$(18,365)	3,960.92%	$(9,863)	(4.71)%

*    Excludes change in net deferred income taxes on realized gains/losses of $2,978, $1,141 and $(4,129) for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013, the Company had $0 of operating loss carryforwards and $0 of deferred tax liabilities that are not recognized.

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2013 and 2012, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $371.1 million in 2014 without seeking prior regulatory approval based on dividends paid of $50.0 million at December 31, 2013, and capital and surplus of $4,211.0 million at December 31, 2013.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits and other allegedly abandoned funds.  The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators.  As of December 31, 2013, the Company has recorded a liability of $25.0 million for estimated losses as a result of these audits.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

The West Virginia Treasurer (who has not settled with the Company) has brought suit seeking to require the Company to annually check the Social Security Death Master File for deceased insureds, and alleging that the Company’s previous failure to do so has rendered its unclaimed property reports incomplete and fraudulent.  The Treasurer seeks attorney fees, interest and penalties for allegedly willful misconduct and fraudulent reporting, and other, varied relief (including identification and payment of death claims).  In late December 2013, the trial court dismissed the actions against the Company.  The Treasurer has since filed a notice of appeal to the Supreme Court of Appeals of West Virginia.  The amount of loss, if any, that the Company may ultimately recognize as a result of this litigation cannot be reasonably estimated.

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders.  The examination activity may result in (but is not necessarily limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions.  The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2013, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2013, the Company has future commitments to provide additional capital contributions of $349.5 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2013, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	388,141	—	—	388,141	30.2
Not subject to discretionary withdrawal	11,417	—	886,779	898,196	69.8
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	399,558	—	886,779	1,286,337	100.0%
Less reinsurance ceded	144,913	—	—	144,913
Net annuity reserves and deposit-type contract liabilities	$254,645	$—	$886,779	$1,141,424

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts written by the company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$905,716	$820,214	$177,484	$155,457
Service cost	18,130	16,800	1,194	5,226
Interest cost	37,853	38,925	8,433	7,515
Medicare Part D payments received	—	—	290	2,013
Contribution by plan participants	—	—	4,797	3,805
Actuarial (gain) loss	(46,854)	78,993	39,018	22,150
Benefits paid	(49,708)	(46,346)	(17,508)	(18,682)
Plan amendments	—	(2,870)	(14,208)	—
Benefit obligation at end of year	$865,137	$905,716	$199,500	$177,484

Change in plan assets:
Fair value of plan assets at beginning of year	$790,238	$740,043	$—	$—
Actual return on plan assets	146,249	96,541	—	—
Employer contribution	—	—	12,421	12,863
Plan participants’ contributions	—	—	4,797	3,806
Medicare Part D payments received	—	—	290	2,013
Benefits paid	(49,708)	(46,346)	(17,508)	(18,682)
Fair value of plan assets at end of year	$886,779	$790,238	$—	$—

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$21,642	$(115,478)	$(199,500)	$(177,484)
Unrecognized net (gain) or loss	—	581,564	—	(31,180)
Unrecognized prior service cost	—	(37,696)	—	(21,460)
Net amount recognized*	$21,642	$428,390	$(199,500)	$(230,124)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(836,887)	$(875,740)	$(199,500)	$(177,484)

*Indicates nonadmitted

	Pension Benefits
	2013	2012	2011
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$18,130	$16,800	$14,702
Interest cost	37,853	38,925	40,815
Expected return on plan assets	(57,213)	(55,515)	(55,298)
Amount of recognized gains and losses	48,733	47,718	40,103
Amount of prior service cost recognized	(1,019)	(3,600)	(3,318)
Total net periodic benefit cost (benefit)	$46,484	$44,328	$37,004

	Postretirement Medical
	2013	2012	2011
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$1,194	$5,226	$5,396
Interest cost	8,433	7,515	8,582
Amount of recognized gains and losses	(135)	(2,356)	(2,244)
Amount of prior service cost recognized	786	(2,855)	(2,872)
Total net periodic benefit cost (benefit)	$10,278	$7,530	$8,862

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost — prior year	$—	$—	$	$—
Net transition asset or obligation recognized	543,868	—	(20,928)	—
Net prior service cost or credit arising during the period	7,743	—	(14,209)	—
Net prior service cost or credit recognized	1,019	—	(786)	—
Net gain and loss arising during the period	(143,633)	—	7,305	—
Net gain and loss recognized	(48,733)	—	135	—
Items not yet recognized as a component of net periodic cost — current year	$360,264	$—	$(28,483)	$—

Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(1,019)	—	786	—
Net recognized gains and (losses)	28,924	—	(421)	—

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or obligation	$—	$—	$—	$—
Net prior sevice cost or credit	(28,934)	—	(4,742)	—
Net recognized gains and losses	389,198	—	(23,741)	—

Prior year numbers are not included because the Company did not have any amounts in unassigned funds (surplus) until the adoption of SSAP 102 and SSAP 92. Therefore, disclosures related to amounts included in unassigned funds (surplus) are not applicable until 2013.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012

Weighted-average discount rate	4.20%	4.90%	4.10%	4.90%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012

Weighted-average discount rate	4.85%	4.20%	4.80%	4.00%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s additional minimum pension liability was $0.0 million and $85.6 million at December 31, 2013 and 2012, respectively.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was increased from 4.20% at December 31, 2012, to 4.85% at December 31, 2013. This resulted in a $71.0 million decrease in the pension benefit obligation in 2013.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The asset allocation for the defined benefit pension plan at the end of 2013 and 2012, and the target allocation for 2013 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2013	2013	2012
Asset category:
Equity securities	51%	62%	56%
Fixed income securities	27	16	20
Short-term investments	—	—	—
Other	22	22	24
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.  Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

Other Assets

Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.  The group annuity contract is carried at cash surrender value, which approximates fair value.

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$13,235	$13,235	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,616	—	2,616	—
Corporate securities	85,724	—	82,315	3,409
Residential mortgage-backed securities	19,774	—	19,774	—
Commercial mortgage-backed securities	8,195	—	8,195	—
Asset-backed securities	6,061	—	1,214	4,847
Equity securities:
Common equity	391,928	391,928	—	—
Mutual funds	159,169	159,169	—	—
Preferred stock	1,911	—	1,911	—
Other invested assets:
Private equity and fixed income funds	179,866	—	132,824	47,042
Surplus notes	2,000	—	2,000	—
Real estate	8,964	—	—	8,964
Other assets	71,087	63,749	1,789	5,549
Total plan assets	$950,530	$628,081	$252,638	$69,811

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$19,772	$19,772	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,144	—	3,144	—
Corporate securities	99,006	—	99,006	—
Residential mortgage-backed securities	19,322	—	19,322	—
Commercial mortgage-backed securities	12,691	—	12,691	—
Asset-backed securities	4,494	—	4,494	—
Equity securities:
Common equity	283,318	283,318	—	—
Mutual funds	155,499	155,499	—	—
Other invested assets:
Private equity and fixed income funds	177,113	—	127,138	49,975
Other assets	6,894	—	—	6,894
Total plan assets	$781,253	$458,589	$265,795	$56,869

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2013	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3*	Ending Assets as of December 31, 2013
	(In Thousands)
Corporate securities	$—	$(231)	$—	$(37)	$3,677	$—	$3,409
Asset-backed securities	—	328	—	25	4,494	—	4,847
Other invested assets:
Private equity and fixed income funds	49,975	6,322	—	(9,255)	—	—	47,042
Real estate	6,894	2,070	—	—	—	—	8,964
Other assets	—	—	—	(2,166)	7,715	—	5,549
Total	$56,869	$8,489	$—	$(11,433)	$15,886	$—	$69,811

* Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(37)	$(37)
Asset-backed securities	—	—	—	25	25
Other invested assets:
Private equity and fixed income funds	4,513	—	—	(13,768)	(9,255)
Other assets	—	—	—	(2,166)	(2,166)
Total	$4,513	$—	$—	$(15,946)	$(11,433)

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2012	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2012
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$39,630	$6,616	$—	$3,729	$—	$—	$49,975
Other assets	20,902	(10,499)	—	(3,509)	—	—	6,894
Total	$60,532	$(3,883)	$—	$220	$—	$—	$56,869

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$10,988	$—	$—	$(7,259)	$3,729
Other assets	—	—	—	(3,509)	$(3,509)
Total	$10,988	$—	$—	$(10,768)	$220

For measurement purposes of the postretirement benefit obligation, a 5.625% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2013. The rate was assumed to decrease gradually to 4.75% for 2021 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2013, by $26.2 million and $(21.9) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2013 by $1.3 million and $(1.1) million, respectively.

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

At December 31, 2013, the assets of the Company’s pension include approximately $128.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $164.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $5.5 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2012, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $157.8 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2013, future benefit payments for the pension plan are expected as follows (in millions):

2014	$50.9
2015	51.1
2016	51.4
2017	52.0
2018	52.4
Five years thereafter	274.9

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2014	$13.6
2015	13.6
2016	13.6
2017	13.4
2018	13.4
Five years thereafter	65.9

The Company does not anticipate a required contribution to the pension plan during 2014. The Company did not contribute to the pension plan during 2013.

The Company made contributions to the postretirement medical plan of $12.4 million in 2013 and expects to contribute $133.4 million between 2014 and 2023, inclusive. The Company received $0.3 million of subsidies in 2013. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

69

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $3.9 million, $3.8 million, and $3.6 million for 2013, 2012 and 2011, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2013, were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$7,567	$435
Ordinary renewal	76,681	51,855
Accident and health renewal	467	334
Assumed investment type contracts	452	452
Total	$85,167	$53,076

70

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2013

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$102,156	$104,486	$102,156
States, municipalities and political subdivisions	543,328	554,987	543,328
Foreign governments	31,073	31,212	31,073
All other corporate bonds	2,543,443	2,817,500	2,543,443
Preferred stocks	11,577	11,417	11,577
Total fixed maturities	3,231,577	3,519,602	3,231,577

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,031,836	1,564,977	1,564,977

Mortgage loans on real estate	17,821		17,821
Real estate	30,543		30,543
Policy loans	174,288		174,288
Other long-term investments	224,920		224,920
Cash, cash equivalents and short-term investments	249,161		249,161
Total investments	$4,960,146		$5,493,287

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

71

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written
Year ended December 31, 2013
Individual life	$2,550,277	$—	$55,984	$237,414	$182,366	$268,807	$76,206
Individual health	221,970	2,285	2,853	25,214	13,211	21,332	14,870	$25,221
Group life and health	89,285	—	1,031	1,624	3,590	5,009	355	—
Annuity	9,203	—	10,894	2,605	575	116,368	823
Corporate and other	—	—	—	—	123,063	—	32,626
	$2,870,735	$2,285	$70,762	$266,857	$322,805	$411,516	$124,880

Year ended December 31, 2012
Individual life	$2,541,770	$—	$48,593	$242,288	$194,459	$249,071	$88,801
Individual health	217,501	2,238	3,737	26,278	14,879	20,009	16,371	$26,272
Group life and health	89,242	—	360	5,908	1,509	8,447	127	—
Annuity	9,967	—	11,552	4,695	694	147,579	884
Corporate and other	—	—	—	—	67,633	—	41,833
	$2,858,480	$2,238	$64,242	$279,169	$279,174	$425,106	$148,016

Year ended December 31, 2011
Individual life	$2,525,123	$—	$31,869	$244,963	$195,796	$224,913	$92,861
Individual health	218,463	2,378	3,746	28,261	15,287	17,528	16,793	$28,234
Group life and health	86,182	—	1,283	3,605	3,133	7,780	149	—
Annuity	10,454	—	10,727	3,540	645	163,850	1,120
Corporate and other	—	—	—	—	227,752	—	45,416
	$2,840,222	$2,378	$47,625	$280,369	$442,613	$414,071	$156,339

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

72

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2013
Life insurance in force	$15,861,338	$2,040,255	$443,102	$14,264,185	3%
Premiums:
Individual life	$237,305	$1,236	$1,344	$237,413	1%
Individual health	29,257	4,043	—	25,214	—
Group life and health	1,625	—	—	1,625	—
Annuity	39	—	2,566	2,605	99%
	$268,226	$5,279	$3,910	$266,857	1%

Year ended December 31, 2012
Life insurance in force	$16,167,884	$2,142,534	$454,946	$14,480,296	3%
Premiums:
Individual life	$241,983	$1,129	$1,434	$242,288	1%
Individual health	30,459	4,181	—	26,278	—
Group life and health	5,908	—	—	5,908	—
Annuity	172	—	4,523	4,695	96%
	$278,522	$5,310	$5,957	$279,169	2%

Year ended December 31, 2011
Life insurance in force	$16,480,336	$2,247,848	$477,216	$14,709,704	3%
Premiums:
Individual life	$245,282	$1,501	$1,182	$244,963	0%
Individual health	32,408	4,147	—	28,261	—
Group life and health	3,605	—	—	3,605	—
Annuity	248	—	3,292	3,540	93%
	$281,543	$5,648	$4,474	$280,369	2%

73

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2013

Statements of Operations for the Year Ended December 31, 2013

Statements of Changes in Net Assets for the Years Ended December 31, 2013 and 2012

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2013 and 2012

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2013 and 2012

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.              Not Applicable

3.

a.        Form of Selling/General Agent Agreement among Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.        Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

c.         Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.   Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.        Form of owner driven variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to

1

Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

b.        Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

c.         Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2014

d.        Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

e.         Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

f.          Form of traditional and SEP IRA Endorsement.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.              Form of Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

6.

a.              Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.              By-Laws of Integrity.   Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.              Not applicable.

8.

a.              Participation Agreement among Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.   Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

b.              Daily Valuation Agency Agreement between Integrity and The Vanguard Group, Inc.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

c.               Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

d.              Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

e.               Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

f.                Amendments?

g.               ETF xChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

h.              Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.       Consent of Independent Registered Public Accounting Firm, filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed December 28,

2

2011.

14.       Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

15.       Cover letter, filed herewith.

Item 25.                   Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark E. Caner(1)	Senior Vice President
Daniel J. Downing(1)	Senior Vice President
Scott W. Edblom(1)	Vice President
Terrie A. Wiedenheft(1)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Daniel R. Larsen	Vice President
Denise L. Sparks	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Rebecca L. Deppen	Manager, Annuity New Business
Thomas M. Barth	Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

3

Item 26.                   Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
2758 South Main SPE, LLC	Ohio	LLC	The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by Eagle Realty Investments, Inc. (ERI)	owns real estate entities
82 Flats, LLC	Indiana	LLC	64% owned by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	Country Place Associates	owns real estate entities
Axis Perimeter Center GP, LLC	Ohio	LLC	ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	Delaware	LLC	Fore Eagle JV, LLC	owns/operates real estate
Belle Housing Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC and ERI 2%	owns real estate entities
Brickyard Apartments, LLC	Delaware	LLC	54% owned by BY Apartment Investor Holdings, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	FWIA	private equity fund management
BY Apartment Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	Indiana	LLC	WSLIC	owns/operates real estate
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Carmel Hotel Investor, LLC	Ohio	LLC	Carmel Holdings, LLC	owns real estate entities
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	Delaware	Corporation	Columbus Life Insurance Company (CLIC)	securities broker-dealer and registered investment advisor
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate

4

Affiliate	State	Entity	Ownership	Type of Business
CLIC Agency, Inc.	Ohio	Corporation	CLIC	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Dallas City Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	Eagle Realty Group, LLC	real estate
Elan Dallas City Lights GP, LLC	Delaware	General Partnership	Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights Limited Partner, LP	Delaware	LP	Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights Owner, LP	Delaware	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% by Elan Dallas City Lights GP, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	Delaware	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	Ohio	LLC	Galleria Investor Holdings, LLC	owns real estate entities
FDC Siena JV, LLC	Delaware	LLC	69% owned by Siena Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Flats Apartments Investor Holdings, LLC	Ohio	LLC	98% owner by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	Ohio	LLC	Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	Delaware	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member is Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	FWIA	managing partner for private equity funds
Fort Washington Emerging Markets Fixed Income, LLC	Delaware	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	Delaware	LLC	FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	Managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	Managing member is FWCP	private fixed income fund
Fort Washington Investment	Ohio	Corporation	W&S Operating Holdings, LLC	registered investment

5

Affiliate	State	Entity	Ownership	Type of Business
Advisors, Inc. (FWIA)				adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	General partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	LP	general partner is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	Delaware	LP	general partner is FWPEI VIII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	Delaware	LP	General Partner is FWPEI VIII GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	Delaware	LP	General Partner is FWPEO III GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	Delaware	LP	General Partner is FWPEO III GP, LLC; WSLIC is the sole limited partner	private equity fund
FWPEI V GP, LLC	Delaware	LLC	FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	FWIA	general partner of Fund VI
FWPEI VII GP, LLC	Delaware	LLC	FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	Delaware	LLC	FWIA	general partner of Fund VIII
FWPEO II GP, LLC	Delaware	LLC	FWIA	private equity fund management
FWPEO III GP, LLC	Delaware	LLC	FWIA	private equity fund management
Galleria Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% owned by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	owns real estate entities

6

Affiliate	State	Entity	Ownership	Type of Business
GS Multifamily Dallas Galleria, LLC	Delaware	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns/operates real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	Western-Southern Life Assurance Company (WSLAC)	marketing and distribution
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	WSLIC	insurance marketing services
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
JLB Southpark Apartments LLC	Delaware	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Ohio	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC	WSLIC	owns/operates real estate
LLIA, Inc.	Indiana	Corporation	The Lafayette Life Insurance Company	insurance agency
Lookout Corporate Center	Kentucky	Joint Venture General Partner	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	WSLIC	owns real estate entities
Miller Creek Associates, LLC	Delaware	LLC	59% by Miller Creek Investor Holdings, LLC	owns/operates real estate
Miller Creek Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; ERI 2%	owns real estate entities
Miller Creek Residences, LLC	Delaware	LLC	Miller Creek Associates, LLC	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	Integrity Life Insurance Company	Insurance company
NE Emerson Edgewood, LLC	Indiana	LLC	60% owned by The Lafayette Life Insurance Company	owns real estate entities
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	WSLAC	owns real estate entities
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% by WSLR Cincinnati LLC, 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	Ohio	LLC	NP Cranberry Hotel Holdings, LLC	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	OTR Walnut Housing, Ltd.	owns/operates real estate

7

Affiliate	State	Entity	Ownership	Type of Business
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by FWIA	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	Indiana	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Prairiefire Apartments, LLC	Kansas	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Queen City Square Development I, LLC	Ohio	LLC	Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	WSLIC	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI)	owns real estate entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Seventh and Culvert Garage, LLC	Ohio	LLC	W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	owns real estate entities
Shelbourne Housing Investor, LLC	Ohio	LLC	Shelbourne Holdings, LLC	owns real estate entities
Siena Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings LLC; 2% by ERI	owns real estate entities
Siena Medical District, LLC	Delaware	LLC	100% owned by FDC Siena JV, LLC	owns/operates real estate
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Skye at Arbor Lakes, LLC	Delaware	LLC	69% owned by Skye Apartments Investor Holdings, LLC; 1% by ERI	owns real estate entities
Skye Maple Grove, LLC	Delaware	LLC	Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by	owns/operates real estate

8

Affiliate	State	Entity	Ownership	Type of Business
WSLR Skyport LLC; 1% by ERI
SP Charlotte Apts Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
SPX Holding LLC	Ohio	LLC	50% owned by WSFG	owns/leases airplane
SSW Jet Ltd	Ohio	LLC	50% owned by WSFG	owns/leases airplane
Summerbrooke Apartments Investor, LLC	Ohio	LLC	Summerbrooke Holdings, LLC	owns real estate entities
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Sundance Hotel Investor, LLC	Ohio	LLC	Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC; 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	Ohio	Corporation	Western & Southern Financial Group, Inc. (WSFG)	Insurance company
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	WSFG	Insurance company
Touchstone Advisors, Inc.	Ohio	Corporation	IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	IFS	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	General partner is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	General partner is Tri-State Ventures II, LLC; investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Uptown Denver Investor, LLC	Ohio	LLC	Uptown Denver Apartment Holdings, LLC	owns real estate entities
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W & S Group, Inc.	Ohio	Corporation	Inactive
W&S Brokerage Services, Inc.	Ohio	Corporation	WSLAC	broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	IFS	insurance agency
W&S Real Estate Holdings, LLC	Ohio	LLC	WSLIC	owns/operates real estate

9

Affiliate	State	Entity	Ownership	Type of Business
WestAd Inc.	Ohio	Corporation	WSLIC	publishing
Western & Southern Agency, Inc.	Ohio	Corporation	WSLIC	insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	WSMHC	holding company
Western & Southern Investment Holdings, LLC	Ohio	LLC	WSLIC	ownership of operating entities
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Holding Company	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	WSLIC	Insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	Eagle Realty Group, LLC is Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by ERI	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	General partner is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Cincinnati LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Columbus LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Dallas LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Hartford LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns/operates real estate entity
WSLR LLC	Delaware	LLC	WSLR Holdings LLC	owns/operates real estate entities
WSLR Skyport LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Union LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

10

Item 27.     Number of Contract Owners

As of March 19, 2014, 290 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.     Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)     To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)     Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or

11

suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)       (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)      Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)     Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)       The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the  heirs, executors, and administrators of such a person.

(g)       The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)      Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

12

Directors:

James N. Clark(1)	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling(1)	Director

Officers:

Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Daniel R. Larsen(1)	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
James J. Vance(1)	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)               Not applicable.

Item 30.      Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.      Management Services

There are currently no management-related services provided to the Registrant.

Item 32.      Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

13

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

14

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 21st day of April 2014.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 21st day of April 2014.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 21, 2014

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 21, 2014

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 21, 2014

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 21, 2014	April 21, 2014

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 21, 2014	April 21, 2014

/s/ Jill T. McGruder
Jill T. McGruder
April 21, 2014

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 21st day of April 2014.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 21, 2014

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 21, 2014

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 21, 2014

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 21, 2014	Eugene P. Ruehlmann
April 21, 2014

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 21, 2014	April 21, 2014

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 21, 2014	April 21, 2014

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 21, 2014